UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-0373
8
VALIC Company I
(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX
77019
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024

Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:
VALIC Company I Aggressive Growth Lifestyle Fund
VLAGX
ANNUAL SHAREHOLDER REPORT | May
3
1, 2024
This annual shareholder report contains important information about the VALIC Company I Aggressive Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,
00
0 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Lifestyle Fund	$ 12.06	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.34% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 18.94% for the Blended Index (the "Performance Index") comprised of 56% Russell 3000
®
Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Systematic Value
Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Aggressive Growth Lifestyle Fund	19.34%	9.42%	7.07%
S&P 500 ® Index	28.19%	15.80%	12.69%
56% Russell 3000 ® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index	18.94%	10.01%	8.10%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 696M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	28%
Graphical Representation of Holdings
The information below represents the composition of the Fun
d's
net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Asset Allocation Fund
VCAAX
ANNUAL SHAREHOLDER REPO
R
T | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund	$ 70.84	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.96% for the year ended May 31,2024, compared to 28.19
% fo
r the S&P 500® Index (a broad-based securities market index) and 16.88% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The S&P 500® Index continued to move higher over the period with better than expected earnings estimates. Interest rates were higher and the yield curve steeper over the period. Despite the headwind of increasing interest rates, investment grade fixed income posted positive total and duration neutral excess returns, driven by positive investor sentiment and broadly supportive fundamentals.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund
| Allocations in the following industries: consumer staples; big banks & brokers; telecommunications.
Security
selection in the following industries: semiconductors & hardware; industrial cyclical; media
For the fixed income segment of the fund

|

Allocations in the following sectors: Treasuries; non-agency mortgage-backed securities; collateralized mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; asset-backed securities; corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund

|

Allocations in the following industries: utilities; pharmaceutical/medtech; semiconductors & hardware. Security selection in the following industries: retail; utilities; big bank & brokers
For the fixed income segment of the fund

|

Allocations in the following sectors: asset-backed securities; agency mortgage-backed securities. Security selection in the following sectors: collateralized mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Asset Allocation Fund	17.96%	8.53%	5.96%
S&P 500® Index	28.19%	15.80%	12.69%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.88%	9.47%	8.24%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 148M
Total number of portfolio holdings	579
Total net advisory fee paid	$ 0.6M
Portfolio turnover rate during the r ep orting period	43%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.9%
Semiconductors	7.9%
Software	7.3%
Internet	6.6%
Banks	6.2%
Computers	5.5%
Diversified Financial Services	4.0%
Retail	3.6%
Electric	3.4%
Collateralized Mortgage Obligations	3.1%
Other Asset Backed Securities	3.1%
Pharmaceuticals	2.6%
Biotechnology	2.5%
Building Materials	2.5%
Healthcare-Products	2.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund s
uch
as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Capital Appreciation Fund
VAPPX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund	$ 90.76	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 35.75% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). U.S. Equities have continued to advance over the past year, with the S&P 500 Index reaching record highs as of the end of May. High-growth mega-cap tech stocks associated with AI have been the largest driver of the markets return over the one-year period. Sentiment over the reporting period has continued to be driven largely by interest-rate expectations as well.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| position weightings
Allocations in the following sectors

|

real estate; consumer discretionary; consumer staples
Security selection in the following sectors

|

consumer discretionary; information technology; industrials
Position weightings

|

Apple, Inc.; QUALCOMM, Inc.; Tesla, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

industrials; cash; communication services
Security selection in the following sectors

|

consumer staples; financials;
materials
Position weightings

|

Monster Beverage Corp.; NVIDIA Corp.; Workday, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Capital Appreciation Fund	35.75%	17.29%	13.37%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 213M
Total number of port folio holdings	61
Total net advisory fee paid	$ 0.6M
Portfolio turnover rate during the reporting period	35%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	18.5%
Semiconductors	17.8%
Software	16.1%
Computers	8.8%
Pharmaceuticals	6.8%
Diversified Financial Services	5.8%
Biotechnology	3.5%
Commercial Services	3.5%
Healthcare-Services	2.4%
Retail	1.9%
Apparel	1.9%
Distribution/Wholesale	1.7%
Beverages	1.5%
Miscellaneous Manufacturing	1.3%
Environmental Control	1.1%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund added sector risk
and
technology sector risk as principal risks of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Conservative Growth Lifestyle Fund
VGCLX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Conservative Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Growth Lifestyle Fund	$ 13.68	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 10.43% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 9.28% for the Blended Index (the "Performance Index") comprised of 26% Russell 3000
®
Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted
the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Emerging Economies Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Conservative Growth Lifestyle Fund	10.43%	5.01%	4.06%
S&P 500 ® Index	28.19%	15.80%	12.69%
26% Russell 3000 ® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index	9.28%	4.64%	4.53%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 294M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.2M
Portfolio turnover rate during th e re porting period	23%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Core Bond Fund
VCBDX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund	$ 51.69	0.51%
Management’s Discussion of Fund
Performance
SUMMARY OF RESULTS
The Fund posted a return of 2.69% for the year ending May 31, 2024, compared to
a r
eturn of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market & Performance Index). The Fund is invested in core fixed-income markets which include Treasury, mortgage-backed securities, and credit. The Treasury market witnessed negative returns over the last 12 months driven by a move higher in rates driven by rate hikes by the Federal Reserve. The mortgage-backed securities markets also had negative returns for most of the year driven by high interest rate volatility. The credit market returns were positive for the last 12 months driven by strong demand from foreign buyers and spreads tightening.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered
| Allocations in the following sectors: agency mortgage-backed securities; Treasuries. Security selection in the following sectors: agency mortgage-backed securities; corporate credit
PineBridge Investments, LLC - see Material Fund Changes for the time period covered

|

In aggregate: sector allocations; position weightings. Allocations in the following sectors: Treasuries; industrial; financials. Security selection in the following sectors: industrial; financials; agency
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: corporate credit
PineBridge Investments, LLC - see Material Fund Changes for the time period covered

|

In aggregate: yield curve positioning. Allocations in the following sectors: mortgage-backed securities; local authority; collateralized mortgage-backed securities. Security selection in the following sectors: mortgage-backed securities; local authority; asset-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Core Bond Fund	2.69%	0.34%	1.41%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 2,577M
Total number of portfolio holdings	1,385
Total net advisory fee paid	$ 11.0M
Portfolio turnover rate during the reporting period	58%
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	60.1%
Banks	8.5%
Electric	2.9%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	1.6%
Telecommunications	1.3%
Other Asset Backed Securities	1.3%
Foreign Government Obligations	1.3%
Oil & Gas	1.3%
Auto Loan Receivables	1.3%
Food	1.2%
Diversified Financial Services	1.1%
Pipelines	1.0%
Insurance	0.9%
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024 (the “Effective Date”), J.P. Morgan Investment Management, Inc. was appointed as subadviser serving alongside the existing subadviser, PineBridge Investments, LLC. Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. Lastly, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadvisers. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Dividend Value Fund
VCIGX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,0
00
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund	$ 79.44	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 20.67% for the year ended May 31, 20

4, 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 21.71% for the Russell 1000
®
Value Index (the "Performance Index"). Equities delivered positive returns during the period. The strong performance of artificial intelligence (AI) beneficiaries, optimism over an economic soft landing and a dovish pivot by the Federal Reserve late in 2023 helped overcome persistent inflation, higher interest rates and fears of a recession.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| Allocations in the following sectors: real estate; financials; utilities. Security selection in the following sectors: financials; health care; consumer discretionary. Position weightings: Leidos Holdings, Inc.; Wells Fargo & Co.; Citigroup, Inc.
ClearBridge Investments, LLC

|

Allocations in the following sectors: health care; utilities; materials. Security selection in the following sectors: financials; energy; information technology. Position weightings: Apollo Global Management, Inc.; Williams Cos., Inc.; Broadcom, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

Allocations in the following sectors: health care; cash; industrials. Security selection in the following sectors: consumer staples; information technology; materials. Position weightings: Dollar General Corp.; Bayer AG; Baxter International, Inc.
ClearBridge Investments, LLC

|

Allocations in the following sectors: cash; industrials; financials. Security selection in the following sectors: industrials; consumer staples; health care. Position weightings: Diageo PLC; Becton Dickinson & Co.; Nestle SA ADR.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dividend Value Fund	20.67%	10.45%	8.67%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Value Index	21.71%	10.74%	8.61%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the
Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 667M
Total number of portfolio holdings	139
Total net advisory fee paid	$ 4.5M
Portfolio turnover rate during the reporting period	36%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.6%
Pharmaceuticals	8.1%
Software	6.9%
Oil & Gas	5.8%
Insurance	5.7%
Electric	4.9%
Diversified Financial Services	4.5%
Aerospace/Defense	3.6%
Short-Term Investments	3.5%
Healthcare-Products	3.4%
Telecommunications	3.2%
Chemicals	3.2%
Computers	2.9%
Semiconductors	2.9%
Media	2.9%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accoun
ta
nts
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Dynamic Allocation Fund
VDAFX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund co
s
ts for the last year?
(Based on a hypothetical $10
,0
00 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund	$ 38.82	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.65% for the year ended May 31, 2024, compared to a return of 28.19% S&P 500
®
Index (a broad-based securities market index) and 16.88% for the Blended Index (the "Performance Index") comprised of 60% S&P 500
®
Index; 40% Bloomberg U.S. Aggregate Bond Index. Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns. Positive corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities. U.S. equities outperformed relative to international stocks during the period. Within fixed-income, Treasury yields have stabilized as the Federal Reserve continues to debate the timing of initial rate cuts.

The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries, and futures, to manage the Fund's net equity exposure.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
AllianceBernstein, L.P.
| Allocations in the following strategies: equity futures contracts used to adjust exposures and manage risk of the Fund; tactical equity
SunAmerica Asset Management, LLC

|

Allocations in the following sector: fixed income. Allocation to the following funds: Capital Appreciation Fund; Growth Fund; Core Bond Fund
TOP PERFORMANCE DETRACTORS
AllianceBernstein, L.P.

|

Allocations in the following strategies: options overlay; fixed income overlay
SunAmerica Asset Management, LLC

|

Allocations in the following sector: international equities. Allocation to the following funds: Dividend Value Fund; Systematic Value Fund; International Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dynamic Allocation Fund	15.65%	6.52%	5.40%
S&P 500 ® Index	28.19%	15.80%	12.69%
60% S&P 500 ® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.88%	9.47%	8.24%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 142M
Total number of portfolio holdings	47
Total net advisory fee paid	$ 0.4M
Portfolio turnover rate during the reporting period	26%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Ch
an
ges
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Comp
a
ny I Emerging Economies Fund
VCGEX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund	$ 103.28	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.43% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and 12.39% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging market index returns were buoyed by 40%+ advances in both India and Taiwan, whereas markets in China and South Korea lagged. Investors are optimistic about potential economic and market reforms in India, while tech-heavy Taiwan rode the wave of enthusiasm about AI spending. China has yet to fully recover from extended COVID lockdowns and declines in residential home prices have soured prospects for economic growth.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered
| In aggregate: position weightings. Allocations in the following sectors: information technology; materials; energy. Security selection in the following sectors: financials; energy; industrials. Position weightings: Power Finance Corp., Ltd.; Petroleo Brasileiro SA; Posco International Corp. Exposure to the following countries: South Korea; Taiwan; China
Blackrock Investment Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: industrials; information technology; materials. Security selection in the following sectors: health care; utilities. Position weightings: MediaTek, Inc.; lack of a position in HLB, Inc.; Cathay Financial Holdings Co., Ltd. Exposure to the following countries: Philippines; Taiwan; Australia
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: industrials; utilities; consumer discretionary. Security selection in the following sectors: financials; energy; industrials. Position weightings: Meituan, Class B; Xiaomi Corp.; Alibaba Group Holding, Ltd. Exposure to the following countries: Panama; Saudi Arabia; Hungary
Blackrock Investment Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: health care; consumer staples; energy. Security selection in the following sectors: consumer discretionary; industrials; energy. Position weightings: CJ Logistics Corp.; Phison Electronics Corp.; Samsung Electronics Co., Ltd. Exposure to the following countries: Brazil; Kuwait; Egypt
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Emerging Economies Fund	17.43%	3.90%	2.42%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI Emerging Markets Index (net)	12.39%	3.55%	2.66%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 644M
Total number of portfolio holdings	349
Total net advisory fee paid	$ 5.3M
Portfolio turnover rate during the reporting period	141%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	15.7%
Banks	14.7%
Internet	11.2%
Computers	4.9%
Oil & Gas	4.2%
Diversified Financial Services	3.5%
Telecommunications	3.5%
Retail	3.1%
Chemicals	2.9%
Insurance	2.7%
Auto Manufacturers	2.4%
Beverages	2.3%
Auto Parts & Equipment	2.2%
Engineering & Construction	2.2%
Mining	2.1%
Portfolio Composition
Country
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024, BlackRock Investment Management, LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management, Inc. Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including enhancing the use of derivatives, and expanding investments into new security types. As a result of these changes, large-cap companies risk, mid-cap companies risk, and small-cap companies risk were removed as principal risks, and convertible securities risk, IPO risk, and model risk were added as principal risks. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC C
o
mpany I Global Real Estate Fund
VGREX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund	$ 95.92	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 8.53% for the year ended May 31, 2024, compared to a return of 23.56%
for
the MSCI ACWI Index (net) (a broad-based securities market index) and 8.46% for the FTSE EPRA/NAREIT Developed Index (the "Performance Index"). Over the last 12 months global stocks performed well led by technology stocks, on the heels of better-than-expected earnings across geographies and sectors. During the period, risk sentiment improved for the listed real estate market, underpinned by earnings growth and meaningful tightening in corporate bond spread premiums which helped offset the impact from higher interest rates.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Duff & Phelps Investment Management Company
| Allocations in the following industries: diversified; health care; data centers. Security selection in the following industries: diversified; data centers; health care. Position weightings: Mitsubishi Estate Co., Ltd.; Mitsui Fudosan Co., Ltd.; Welltower, Inc. Exposure to the following countries: Japan; Hong Kong; Spain
Massachusetts Financial Services Company

|

Allocations in the following industries: health care facilities; diversified REIT; real estate operating companies. Security selection in the following industries: industrial REIT; diversified real estate activities; specialized REIT. Position weightings: Goodman Group; Universal Health Services, Inc., Class B; Encompass Health Corp. Exposure to the following countries: Hong Kong; Australia; United Kingdom
TOP PERFORMANCE DETRACTORS
Duff & Phelps Investment Management Company

|

Allocations in the following sectors: industrial; retail; self storage. Security selection in the following sectors: self storage; office; retail. Position weightings: Simon
Property
Group, Inc.; Swire Properties Ltd.; Mitsui Fudosan Logistics Park, Inc. Exposure to the following countries: United States; Germany; China
Massachusetts Financial Services Company

|

Allocations in the following industries: health care REIT; industrial REIT; telecom tower REIT. Security selection in the following industries: real estate operating companies; data center REIT; real estate development. Position weightings: lack of a position in Welltower, Inc.; Simon Property Group, Inc.; Katitas Co., Ltd. Exposure to the following countries: United States; lack of exposure to Sweden; Spain
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Real Estate Fund	8.53%	(0.19) %	2.50%
MSCI ACWI Index (net)	23.56%	11.68%	8.40%
FTSE EPRA /NAREIT Developed Index	8.46%	0.50%	3.08%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 347M
Total number of portfolio holdings	89
Total net advisory fee paid	$ 2.0M
Portfolio turnover rate during the reporting period	52%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Diversified REITS	17.6%
Warehouse/Industrial REITS	15.0%
Apartment REITS	12.6%
Real Estate	9.6%
Shopping Centers REITS	9.4%
Storage REITS	8.9%
Health Care REITS	7.3%
Office Property REITS	4.0%
Manufactured Homes REITS	3.2%
Regional Malls REITS	3.2%
Hotel REITS	2.1%
Single Tenant REITS	1.7%
Healthcare-Services	1.5%
Short-Term Investments	1.2%
Engineering & Construction	1.1%
Portfolio Composition
Country
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund added focused fund risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Com
p
any I Global Strategy Fund
VGLSX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund	$ 71.48	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.93% for the year ended May 31, 2024, compared to a return of 23.56% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.18% for the Blended Index (the "Performance Index") comprised of 60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged). The global fixed income market was volatile but ultimately generated a positive return during the period. Robust earnings reports, growth opportunities tied to artificial intelligence (AI) and optimism about an economic soft landing in certain regions bolstered investor sentiment, and global equity markets rallied during the period.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Brandywine Global Investments, LLC - Global Debt portion
| In aggregate: sector allocations; position weightings; country allocations. Allocations in the following sectors: structured credit; corporate bonds. Exposure to the following countries: United States; Columbia; Mexico
Franklin Advisers, Inc. - Global Equity portion

|

In aggregate: position weightings; country allocations. Allocations in the following sectors: information technology; consumer staples; health care. Security selection in the following sectors: consumer discretionary; information technology; financials. Position weightings: NVIDIA Corp.; Meta Platforms, Inc., Class A; UniCredit SpA. Exposure to the following regions: United States; Eurozone; Asia Ex-Japan
TOP PERFORMANCE DETRACTORS
Brandywine Global Investments, LLC - Global Debt portion

|

Allocations in the following sectors: U.S. Treasury. Exposure to the following countries: Peru; Japan; Germany
Franklin Advisers, Inc. - Global Equity portion

|

Allocations in the following sectors: cash; financials; energy. Security selection in the following sectors: consumer staples; materials. Position weightings: Eli Lilly & Co.; Gilead Sciences, Inc.; Humana, Inc. Exposure to the following regions: Mid-East/Africa
Fund
Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Strategy Fund	19.93%	4.65%	2.69%
MSCI ACWI Index (net)	23.56%	11.68%	8.40%
60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)	15.18%	7.31%	6.02%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 221M
Total number of portfolio holdings	615
Total net advisory fee paid	$ 0.9M
Portfolio turnover rate during the reporting period	75%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	8.7%
Internet	6.8%
Short-Term Investments	6.0%
Semiconductors	5.7%
Banks	4.8%
Oil & Gas	4.7%
Diversified Financial Services	4.5%
Software	4.4%
Investment Companies	4.0%
Computers	3.3%
Collateralized Mortgage Obligations	3.2%
Retail	2.7%
Pharmaceuticals	2.6%
Insurance	2.6%
Electric	2.2%
Portfolio Composition
Country
Material Fund Changes
There were no
material
fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC C
o
mpany I Government Securities Fund
VCGSX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund	$ 68.22	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 0.65% for the year ended May 31, 2024, compared to a return of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and -0.14% for the Bloomberg U.S. Government Bond Index (the "Performance Index"). Interest rates were higher and the yield curve steeper over the period driven by higher for longer rhetoric out of the Fed. Despite the headwind of increasing interest rates, investment grade fixed income posted positive total and duration neutral excess returns, driven by positive investor sentiment and broadly supportive fundamentals.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| sector allocations; position weightings
Allocations in the following sectors

|

agency mortgage-backed securities; cash; credit
Security selection in the following sectors

|

Treasuries
TOP PERFORMANCE DETRACTORS
In aggregate

|

yield curve positioning
Allocations in the following sectors

|

US Agency debt securities
Security selection in the following sectors

|

US Agency debt securities
Fund Performance
The following graph compares a $10,000 initial investment in the
Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Government Securities Fund	0.65%	(0.51) %	0.80%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%
Bloomberg U.S. Government Bond Index	(0.14) %	(0.62) %	0.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 129M
Total number of portfolio holdings	178
Total net advisory fee paid	$ 0.7M
Portfolio turnover rate during the reporting period	1%
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Material Fund
Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Comp
a
ny I Growth Fund
VCULX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund	$ 73.07	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 35.70% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| In aggregate: position weightings. Allocations in the following sectors: lack of allocation in consumer staples; consumer discretionary; information technology. Security selection in the following sectors: information technology; industrials; health care. Position weightings: NVIDIA Corp.; TransDigm Group, Inc.; Apple, Inc.
SunAmerica Asset Management, LLC

|

Allocations in the following sectors: consumer cyclicals; technology; financial. Security selection in the following sectors: industrials; technology; telecommunications. Position weightings: NVIDIA Corp.; UnitedHealth Group, Inc.; Accenture PLC, Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

Allocations in the following sectors: communication services; financials; health care. Security selection in the following sectors: consumer discretionary; financials; communication services. Position weightings: Meta Platforms, Inc., Class A; Evolution AB; LVMH Moet Hennessy Louis Vuitton SE
SunAmerica Asset Management, LLC

|

Allocations in the following sectors: health care; industrials. Security selection in the following sectors: consumer non-cyclicals; energy; health care. Position weightings: Pfizer, Inc.; Exxon Mobile Corp.; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index
(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Growth Fund	35.70%	16.65%	13.51%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 1,657M
Total number of portfolio holdings	242
Total net advisory fee paid	$ 7.5M
Portfolio turnover rate during the reporting period	44%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	22.3%
Semiconductors	20.7%
Software	19.6%
Computers	8.4%
Healthcare-Products	6.4%
Diversified Financial Services	4.6%
Pharmaceuticals	3.4%
Commercial Services	2.2%
Aerospace/Defense	1.8%
Retail	1.4%
Auto Manufacturers	1.2%
Distribution/Wholesale	1.1%
Chemicals	1.0%
Apparel	0.9%
Private Equity	0.8%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with
Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC
C
ompany I High Yield Bond Fund
VHYLX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$ 71.38	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 9.95% for the year ended May 31, 2024, compared to a return of 2.38% for the Bloomberg U.S. Universal Index (a broad-based securities market index) and 11.29% for the FTSE US High-Yield Market Index (the "Performance Index"). Over the twelve-month period spreads tightened by 147 basis points (bps) to 308 bps and yields decreased by 64 bps to 8.18%, according to the Bloomberg US Corporate High Yield index. Despite higher borrowing costs, there has been limited impact on corporate earnings and credit profiles over the period.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| transportation; utilities; building materials
Security selection in the following sectors

|

wirelines; financial institutions; building materials
Position weightings

|

Embarq Corp.; Credit Suisse Group; Commonscope Holding Co.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations; position weightings; foreign currency contracts used to adjust exposures and manage risk of the Fund
Allocations in the following sectors

|

pharmaceuticals; retailers; cable and satellite
Security selection in the following sectors

|

health care; retailers; media and entertainment
Position weightings

|

ARD Finance SA; CSC Holdings LLC; Carvana Co.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
High Yield Bond Fund	9.95%	3.99%	3.86%
Bloomberg U.S. Universal Index	2.38%	0.21%	1.56%
FTSE US High-Yield Market Index	11.29%	4.13%	4.08%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 413M
Total number of portfolio holdings	294
Total net advisory fee paid	$ 2.4M
Portfolio turnover rate during the reporting period	40%
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Media	6.9%
Oil & Gas	6.3%
Retail	6.1%
Software	5.1%
Commercial Services	4.9%
Short-Term Investments	4.8%
Packaging & Containers	4.6%
Internet	4.3%
Pipelines	4.2%
Diversified Financial Services	4.2%
Telecommunications	4.1%
Computers	4.0%
Entertainment	3.3%
Leisure Time	3.2%
Home Builders	3.2%
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Material Fund Changes
There were no material
fund
changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC C
o
mpany I Inflation Protected Fund
VCTPX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund	$ 59.41	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 1.38% for the year ended May 31, 2024, compared to a return of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.56% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index (the "Performance Index"). The U.S. economy and job growth started to decelerate while other developed economies were slowly catching up. U.S. real GDP grew slower than investors had anticipated. The weak growth was due to a decline in business inventories, a decline in government purchases, and a sharp rise in imports that led to negative net contribution from trade.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| investment grade credit; residential mortgage-backed securities; developed markets non-USD bonds
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

cash; U.S. TIPS; emerging market debt
Security selection in the following sectors

|

U.S. TIPS
Fund Performance
The following graph compares a $10,000 initial
investment
in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Inflation Protected Fund	1.38%	2.08%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%
Bloomberg U.S. TIPS Index	1.56%	2.09%	1.86%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 391M
Total number of portfolio holdings	103
Total net advisory fee paid	$ 1.9M
Portfolio turnover rate during the reporting period	14%
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Com
p
any I International Equities Index Fund
VCIEX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund	$ 45.82	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 18.21% for the year ended May 31, 2024, compared to a return of 18.53% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Despite concerns around slowing growth and geopolitical unrest, international equity markets were buoyed by attractive valuations and expectations of interest rate cuts by central banks during the one-year period ending in May.
Driven
by European and Japanese markets, developed markets outside the U.S. outperformed emerging markets which were hampered by underperformance in Chinese equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| financials; industrials; information technology
Position weightings

|

Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp.
Exposure to the following countries

|

Japan; United Kingdom; France
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples
Position weightings

|

Roche Holding AG.; Nestle SA; Bayer AG
Exposure to the following countries

|

Hong Kong
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Equities Index Fund	18.21%	7.68%	4.30%
MSCI EAFE Index (net)	18.53%	8.05%	4.60%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 1,927M
Total number of portfolio holdings	773
Total net advisory fee paid	$ 5.3M
Portfolio turnover rate during the reporting period	6%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	11.4%
Pharmaceuticals	9.0%
Insurance	5.2%
Semiconductors	4.2%
Oil & Gas	4.2%
Auto Manufacturers	3.9%
Food	3.6%
Short-Term Investments	3.2%
Mining	2.8%
Commercial Services	2.6%
Telecommunications	2.4%
Chemicals	2.4%
Electric	2.4%
Aerospace/Defense	2.3%
Repurchase Agreements	2.2%
Portfolio Composition
Country
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I International Government Bond Fund
VCIFX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund	$ 83.87	0.83%
Management’s Discussion of Fund
P
erformance
SUMMARY OF RESULTS
The Fund posted a return of 2.09% for the year ended May 31, 2024, compared to 3.24% for the Bloomberg Global Aggregate Index (USD hedged) (a broad-based securities market index) and 2.75% for the Blended Index (the "Performance Index") comprised of 70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index. Global bonds delivered positive total returns over the past twelve months, despite increases of bond yields. An extension of the macro-economic backdrop of positive, although slowing, economic growth supported higher yielding assets within the global bond market. Rate differentials and a relatively supportive economic outlook supported the US dollar among major currencies.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| position weightings; foreign currency exposures
Exposure to the following countries

|

Argentina; Senegal; Egypt
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations; country allocations; yield curve positioning
Exposure to the following countries

|

Ecuador; lack of exposure to Sri Lanka; lack of exposure to Ukraine
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Government Bond Fund	2.09%	(1.32) %	(0.18) %
Bloomberg Global Aggregate Index (USD hedged)	3.24%	0.35%	1.97%
70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index	2.75%	(1.70) %	0.03%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 64M
Total number of portfolio holdings	166
Total net advisory fee paid	$ 0.3M
Portfolio turnover rate during the reporting period	89%
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Country
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-
term
securities. The ratings source is Moody's.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Co
m
pany I International Growth Fund
VCINX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund	$ 88.87	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 4.30% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market & Performance Index). International equities rallied during the 12-month period. Signs of moderating inflation and optimism that interest rates may have peaked with central banks expected to lower interest rates in 2024 were positive for sentiment.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| regional or country allocations
Allocations in the following sectors

|

consumer staples; health care; information technology
Security selection in the following sectors

|

communication services; consumer discretionary
Position weightings

|

Spotify Technology SA; MercadoLibre, Inc.; ASML Holding NV
Exposure to the following countries

|

United States; Germany; China
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations; position weightings; cash
Allocations in the following sectors

|

consumer discretionary; lack of allocation in energy; financials
Security selection in the following sectors

|

industrials; financials; consumer staples
Position weightings

|

DSV A/S; Davide Campari-Milano NV; Straumann Holding AG
Exposure to the following countries

|

Denmark; Italy; India
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Growth Fund	4.30%	6.76%	5.67%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 376M
Total number of portfolio holdings	30
Total net advisory fee paid	$ 2.9M
Portfolio turnover rate during the reporting period	38%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Apparel	14.7%
Internet	14.5%
Semiconductors	11.2%
Transportation	10.7%
Retail	9.7%
Banks	6.0%
Machinery-Diversified	5.2%
Healthcare-Products	4.1%
Short-Term Investments	3.7%
Private Equity	3.3%
Commercial Services	3.1%
Entertainment	2.9%
Diversified Financial Services	2.7%
Insurance	2.3%
Pharmaceuticals	1.9%
Portfolio Composition
Country
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund clarified that as a principal investment strategy it may invest up to 35% of its assets in securities of issuers located in emerging market countries. Additionally, the Fund also added consumer discretionary risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Co
m
pany I International Opportunities Fund
VIOPX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund	$ 106.56	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.27% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 15.49% for the MSCI ACWI ex USA SMID Cap Index (net) (the "Performance Index"). In the last 12 months, international small-mid cap equity markets have been largely driven by higher interest rates and their impending impact on corporate earnings. Stocks with higher multiples, such as growth stocks, saw more volatility as investors were less willing to pay higher multiples
for earnings out in the future.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Delaware Investment Fund Advisers - see Material Fund Changes for the time period covered
| Allocations in the following sectors: energy; real estate; communication services. Security selection in the following sectors: information technology; health care; financials. Position weightings: Alchip Technologies, Ltd.; Asics Corp.; Classys, Inc. Exposure to the following countries: Taiwan, Australia, and Mexico
Massachusetts Financial - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; utilities; industrials. Security selection in the following sectors: health care; utilities; real estate. Position weightings: MakeMyTrip, Ltd.; Galp Energia SGPS SA; LS Industrial Systems. Exposure to the following countries: Sweden, United States; Portugal
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: industrials; information technology; real estate. Security selection in the following sectors: health care; communication services; materials. Position weightings: Biotage AB; Sdiptech AB; Karnov Group AB. Exposure to the following countries: Sweden; China; United Kingdom
Wellington Management Company, LLP - see Material Fund Changes for the time period covered

|

In aggregate: position weightings. Allocations in the following sectors: consumer staples; materials; energy. Security selection in the following sectors: financials; health care; materials. Position weightings: Wix.com, Ltd.; Kyushu Electric Power Co., Inc.; Fusion Pharmaceuticals, Inc. Exposure to the following countries: Canada; United States; Austria
TOP PERFORMANCE DETRACTORS
Delaware Investment Fund Advisers - see Material Fund Changes for the time period covered

|

Allocations in the following
sectors
: financials; information technology; health care. Security selection in the following sectors: industrials; consumer discretionary; utilities. Position weightings: Goldwin, Inc.; Amvis Holdings, Inc.; Beijing Capital International Airport Co., Ltd. Exposure to the following countries: Japan; Italy; Canada
Massachusetts Financial - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: energy; financials; health care. Security selection in the following sectors: materials; consumer discretionary; consumer staples. Position weightings: Croda International PLC; Symrise AG; CTS Eventim AG & Co. KGaA. Exposure to the following countries: United Kingdom; Japan; Spain
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: health care; financials. Security selection in the following sectors: industrials; information technology; consumer discretionary. Position weightings: OBIC Co., Ltd.; LEM Holding SA; TechnoPro Holdings, Inc. Exposure to the following countries: Japan; Brazil; India
Wellington Management Company, LLP - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; cash; health care. Security selection in the following sectors: industrials; energy. Position weightings: TechnoPro Holdings, Inc.; Air France-KLM SA; Marui Group Co., Ltd. Exposure to the following countries: Taiwan; Norway; Ireland
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Opportunities Fund	15.27%	4.38%	4.66%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI ACWI ex USA SMID Cap Index (net)	15.49%	6.39%	4.25%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 410M
Total number of portfolio holdings	354
Total net advisory fee paid	$ 3.7M
Portfolio turnover rate during the reporting period	129%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Healthcare-Products	7.2%
Commercial Services	6.9%
Machinery-Diversified	6.8%
Short-Term Investments	5.8%
Software	5.8%
Computers	5.0%
Electronics	4.0%
Banks	4.0%
Miscellaneous Manufacturing	3.9%
Internet	3.9%
Chemicals	3.1%
Retail	3.0%
Semiconductors	2.9%
REITS	2.9%
Food	2.9%
Portfolio Composition
Country
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023 (the “Effective Date”), Invesco Advisers, Inc. and Wellington Management Company LLP were appointed as subadvisors to the Fund, replacing the existing subadvisers, Massachusetts Financial Services Company and Delaware Investments Fund Advisers (along with its sub-subadvisor affiliates Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited).
Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels, and on October 1, 2023, its expense limitation agreement was terminated.
Also, on the Effective Date, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the new subadvisers. Lastly, sector risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Com
p
any I International Socially Responsible Fund
VCSOX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund	$ 65.27	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.57% for the year ended May 31, 2024, compared to a return of 18.53% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Despite concerns around slowing growth and geopolitical unrest, international equity markets were buoyed by attractive valuations and expectations of interest rate cuts by central banks. Driven by European and Japanese markets, developed markets outside the U.S. outperformed emerging markets due to underperformance in Chinese equities.

The Fund is an optimized portfolio which seeks to track the MSCI EAFE Index (net) while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, production of weaponry, have poor labor/employee relations or environmental records. These criteria may create differences in Fund performance relative to that of the Benchmark.
The following is a summary of the top contributors and detractors that impacted the Fund's performance
during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| consumer staples; financials; health care
Security selection in the following sectors

|

health care; consumer staples; consumer discretionary
Position weightings

|

Nestle SA; Roche Holding Ltd.; LVMH Moet Hennessy Louis Vuitton SE
Exposure to the following countries

|

Switzerland; France; Denmark
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

energy; real estate; communication services
Security selection in the following sectors

|

financials; industrials; utilities
Position weightings

|

Toyota Motor Corp.; Burberry Group PLC; UBS Group AG
Exposure to the following countries

|

United Kingdom; Spain; Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Socially Responsible Fund	17.57%	7.83%	7.05%
MSCI EAFE Index (net)	18.53%	8.05%	4.60%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 499M
Total number of portfolio holdings	442
Total net advisory fee paid	$ 2.0M
Portfolio turnover rate during the reporting period	11%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Pharmaceuticals	8.7%
Insurance	7.8%
Banks	7.5%
Semiconductors	4.1%
Chemicals	3.5%
Commercial Services	3.4%
Oil & Gas	3.0%
Healthcare-Products	2.8%
Auto Manufacturers	2.6%
Engineering & Construction	2.5%
Telecommunications	2.3%
Electronics	2.3%
Food	2.1%
Software	2.0%
Diversified Financial Services	2.0%
Portfolio Composition
Country
Material Fund
Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented in the amount of 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC
Co
mpany I International Value Fund
VCFVX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund	$ 86.93	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 22.89% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 23.58% for the MSCI EAFE Value Index (net) (the "Performance Index"). Geopolitical tensions continued and markets shifted from fears of recession to focus on inflation and central bank rate cut expectations. Currencies were volatile and the US dollar ended roughly in-line with marginally weaker than major currencies including the Euro, Swiss franc and British pound.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance
during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allspring Global Investments - see Material Fund Changes for the time period covered
| In aggregate: position weightings. Allocations in the following sectors: energy; consumer staples; real estate. Security selection in the following sectors: industrials; consumer discretionary; materials. Position weightings: Rheinmetall AG; AtkinsRealis Group, Inc.; Mitsubishi UFJ Financial Group, Inc. Exposure to the following countries: Japan; Germany; China/Hong Kong
Columbia Management Investments Advisers, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; industrials; materials. Security selection in the following sectors: energy; communication services; industrials. Position weightings: Sumitomo Mitsui Financial Group, Inc.; BT Group PLC; BW LPG Ltd. Exposure to the following countries: Japan; Canada; United Kingdom
Goldman Sachs Asset Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: consumer discretionary; real estate; consumer staples. Security selection in the following sectors: financials; materials; real estate. Position weightings: Sumitomo Mitsui Financial Group, Inc.; Societe Generale SA; Swiss Re AG. Exposure to the following regions: Japan; Asia/Pacific Ex-Japan
TOP PERFORMANCE DETRACTORS
Allspring Global Investments - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: communication services; financials; information technology. Security selection in the following sectors: information technology; communication services; energy. Position weightings: Worldline SA; Entain PLC; America Movil SAB de CV, Class B. Exposure to the following countries: France; India; Mexico
Columbia Management Investments Advisers, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: energy; information technology; financials. Security selection in the following sectors: consumer staples; consumer discretionary; information technology. Position weightings: Sankyo Co., Ltd.; Burford Capital Ltd.; Piraeus Financial Holdings S.A. Exposure to the following countries: Switzerland; Israel; Greece
Goldman Sachs Asset Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: information technology; cash; utilities. Security selection in the following sectors: utilities; consumer discretionary; information technology. Position weightings: National Grid PLC; LVMH Moet Hennessy Louis Vuitton SE; Ferguson PLC. Exposure to the following regions: North America; Europe; Africa/Mideast
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Value Fund	22.89%	7.50%	2.36%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI EAFE Value Index (net)	23.58%	7.78%	3.43%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 470M
Total number of portfolio holdings	131
Total net advisory fee paid	$ 3.1M
Portfolio turnover rate during the reporting period	132%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top
Industries
Banks	17.2%
Oil & Gas	9.8%
Pharmaceuticals	9.5%
Electric	6.5%
Insurance	6.2%
Food	5.2%
Diversified Financial Services	4.8%
Mining	4.8%
Telecommunications	3.2%
Distribution/Wholesale	3.2%
Engineering & Construction	2.8%
Semiconductors	2.5%
Commercial Services	1.9%
Retail	1.9%
Beverages	1.8%
Portfolio Composition
Country
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024, Goldman Sachs Asset Management, L.P. and Columbia Management Investment Advisers, LLC were appointed as subadvisers, replacing the existing subadviser, Allspring Global Investments, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including removing emerging markets as a principal strategy and enhancing the use of derivatives. As a result of these changes, emerging markets risk was removed as a principal risk, and dividend-paying stocks risk, focused fund risk, and sector risk were added as principal risks. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Co
m
pany I Large Capital Growth Fund
VLCGX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Large Capital Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Capital Growth Fund	$ 83.53	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 22.75% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). The growth index remained concentrated, with the top five contributing names in the index accounting for 53% of the Russell 1000 Growth’s total return for the twelve months ended May 31, 2024. Already expensive mega cap tech stocks appeared to get more expensive as investors flocked toward speculative growth with the promise
of big profits down the road.
The following is a summary of the top contributors and detractors that impacted the
Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| consumer discretionary; utilities; lack of allocation in energy
Security selection in the following sectors

|

industrials; materials; real estate
Position weightings

|

Apple, Inc.; lack of a position in Tesla, Inc.; Amphenol Corp., Class A
TOP PERFORMANCE DETRACTORS
In aggregate

|

position weightings
Allocations in the following sectors

|

communication services; consumer staples; information technology
Security selection in the following sectors

|

information technology; consumer discretionary; consumer staples
Position weightings

|

NVIDIA Corp.; Accenture PLC, Class A; Estee Lauder Cos., Inc. Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Large Capital Growth Fund	22.75%	15.04%	13.22%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 630M
Total number of portfolio holdings	57
Total net advisory fee paid	$ 4.4M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top
Industries
Software	18.0%
Semiconductors	9.2%
Healthcare-Products	8.2%
Computers	8.1%
Internet	7.7%
Diversified Financial Services	7.5%
Electronics	5.7%
Commercial Services	4.2%
Retail	3.9%
Insurance	3.3%
Apparel	2.8%
Electrical Components & Equipment	2.5%
Household Products/Wares	2.4%
Healthcare-Services	1.6%
REITS	1.6%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund clarified that as a principal investment strategy its security selection process may incorporate environmental, social or governance factors in its fundamental investment analysis. Additionally, the Fund also added ESG investment risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Mid Cap Index Fund
VMIDX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypotheti
cal
$10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund	$ 40.58	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 25.47% for the year ended May 31, 2024, compared to a return of 27.58%
for
the Russell 3000
®
Index (a broad-based securities market index) and 25.97% for the S&P MidCap 400
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth
-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| industrials; financial; non-energy materials
Position weightings

|

Super Micro Computer, Inc.; Vistra Corp.; Deckers Outdoor Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

telecommunications
Position weightings

|

New York Community Bancorp, Inc.; Penumbra, Inc.; ZoomInfo Technologies, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Index Fund	25.47%	11.85%	9.40%
Russell 3000 ® Index	27.58%	15.00%	12.09%
S&P MidCap 400 ® Index	25.97%	12.26%	9.76%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 2,988M
Total number of portfolio holdings	406
Total net advisory fee paid	$ 7.9M
Portfolio turnover rate during the reporting period	21%
Graphical Representation of Holdings
The information below represents the
composition
of the Fund's net assets as of the end of the period.
Top Industries
REITS	7.3%
Retail	6.6%
Insurance	5.5%
Banks	5.1%
Oil & Gas	4.5%
Building Materials	3.5%
Diversified Financial Services	3.4%
Commercial Services	3.3%
Machinery-Diversified	3.1%
Computers	3.0%
Engineering & Construction	2.8%
Electronics	2.6%
Semiconductors	2.6%
Healthcare-Products	2.6%
Software	2.6%
Portfolio Composition
Material Fund Changes
There were no material fund
changes
during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Mid Cap Strategic Growth Fund
VMSGX
ANNUAL SHAREH
O
LDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund	$ 83.06	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 24.48% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 21.91% for the Russell Midcap
®
Growth Index (the "Performance Index"). U.S. mid cap equities advanced over the last twelve-months, as the rally was driven by solid corporate earnings as well as higher earnings multiples. The economy showed resilience, supported by a strong labor market, while excitement over artificial intelligence was a tailwind for information technology stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Janus Henderson Investors US LLC
| Allocations in the following sectors: utilities; health care; consumer staples. Security selection in the following sectors: information technology; health care; real estate. Position weightings: GoDaddy, Inc., Class A; Flex, Ltd.; Wabtec Corp.
Voya Investment Management Co. LLC

|

Allocations in the following sectors: health care; information technology; industrials. Security selection in the following sectors: consumer staples; health care; consumer discretionary. Position weightings: Vertiv Holdings Co., Class A; Cava Group, Inc.; Natera, Inc.
TOP PERFORMANCE DETRACTORS
Janus Henderson Investors US LLC

|

In aggregate: position weightings. Allocations in the following sectors: consumer discretionary; energy; materials. Security selection in the following sectors: utilities; consumer discretionary; industrials. Position weightings: lack of a position in Crowdstrike Holdings, Inc., Class A; ON Semiconductor Corp.; Rentokil Initial PLC
Voya Investment Management Co. LLC

|

Allocations in the following sectors: communication services; utilities; financials. Security selection in the following sectors: communication services; energy. Position weightings: Apellis Pharmaceuticals, Inc.; lack of a position in Crowdstrike Holdings, Inc., Class A; SentinelOne, Inc., Class A.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Strategic Growth Fund	24.48%	13.04%	11.73%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell Midcap ® Growth Index	21.91%	11.06%	10.67%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 1,119M
Total number of portfolio holdings	141
Total net advisory fee paid	$ 5.9M
Portfolio turnover rate during the reporting period	49%
Graphical Representation of Holdings
The information below represents the composition of
the
Fund's net assets as of the end of the period.
Top Industries
Healthcare-Products	11.9%
Software	11.0%
Diversified Financial Services	7.2%
Retail	6.0%
Semiconductors	5.4%
Commercial Services	4.5%
Computers	3.5%
Internet	2.9%
Insurance	2.9%
Biotechnology	2.9%
Pharmaceuticals	2.8%
Aerospace/Defense	2.7%
Electronics	2.6%
Healthcare-Services	2.4%
Electrical Components & Equipment	2.1%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Mid Cap Value Fund
VVMCX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a h
y
pothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$ 91.86	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 24.06% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 23.67% for the Russell Midcap
®
Value Index (the "Performance Index"). During the
period
, large-cap stocks tended to outperform smaller-cap stocks, while growth led value. The U.S. economy remained relatively steady over the past year, with solid employment figures.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Boston Partners Global Investors, Inc.
| Allocations in the following sectors: industrials; communication services; consumer staples. Security selection in the following sectors: information technology; health care; consumer staples. Position weightings: Dell Technologies, Inc., Class C; Howmet Aerospace, Inc.; Ameriprise Financial, Inc.
Wellington Management Company, LLP

|

In aggregate: sector allocations. Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: information technology; consumer staples; energy.
Position
weightings: Flex, Ltd.; Leidos Holdings, Inc.; Curtiss-Wright Corp.
TOP PERFORMANCE DETRACTORS
Boston Partners Global Investors, Inc.

|

Allocations in the following sectors: financials; health care; consumer discretionary. Security selection in the following sectors: industrials; consumer discretionary; materials. Position weightings: lack of a position in Constellation Energy Corp.; Globe Life Inc.; lack of position in Coinbase Global, Inc., Class A
Wellington Management Company, LLP

|

In aggregate: position weightings. Allocations in the following sectors: information technology. Security selection in the following sectors: financials; consumer discretionary
; materials. Position weightings: New York Community Bancorp, Inc.; James River Group Holdings, Ltd.; FMC Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Value Fund	24.06%	11.82%	8.04%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell Midcap ® Value Index	23.67%	10.28%	8.14%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 685M
Total number of portfolio holdings	211
Total net advisory fee paid	$ 4.4M
Portfolio turnover rate during the reporting period	82%
Graphical Representation of Holdings
The information below represents the
composition
of the Fund's net assets as of the end of the period.
Top Industries
Diversified Financial Services	8.9%
REITS	8.1%
Banks	5.7%
Oil & Gas	5.6%
Insurance	5.1%
Electronics	5.0%
Chemicals	3.6%
Computers	3.4%
Electric	3.3%
Healthcare-Products	2.9%
Semiconductors	2.9%
Miscellaneous Manufacturing	2.4%
Aerospace/Defense	2.4%
Auto Parts & Equipment	2.3%
Retail	2.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Moderate Growth Lifestyle Fund
VLSMX
ANNUAL SHAREHOLDER REPORT |
Ma
y 31, 2024
This annual shareholder report contains important information about the VALIC Company I Moderate Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Growth Lifestyle Fund	$ 10.74	0.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 14.82% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 14.03% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000
®
Index; 14% MSCI EAFE Index (net); and 45% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known
as “fund of funds.” The Fund does not select
specific
sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Systematic Value Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Moderate Growth Lifestyle Fund	14.82%	7.83%	6.10%
S&P 500 ® Index	28.19%	15.80%	12.69%
41% Russell 3000 ® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	14.03%	7.35%	6.35%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 1,026M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.7M
Portfolio turnover rate during the reporting period	27%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the
end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Co
m
pany I Nasdaq-100 Index Fund
VCNIX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Nasdaq-100 Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting
period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$ 50.72	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 30.54% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 31.12% for the Nasdaq-100
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular
tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| technology; consumer non-cyclicals; health care
Position weightings

|

NVIDIA Corp.; Microsoft Corp.; Meta Platforms, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

non-energy materials; consumer cyclicals; financial
Position weightings

|

Starbucks Corp.; Illumina, Inc.; Linde PLC
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund	30.54%	21.45%	17.92%
S&P 500 ® Index	28.19%	15.80%	12.69%
Nasdaq-100 ® Index	31.12%	22.09%	18.56%
T
he Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 962M
Total number of portfolio holdings	106
Total net advisory fee paid	$ 2.7M
Portfolio turnover rate during the reporting period	20%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period
.
Top Industries
Semiconductors	23.9%
Internet	20.3%
Software	14.3%
Computers	9.1%
Retail	4.4%
Biotechnology	4.0%
Repurchase Agreements	2.8%
Telecommunications	2.7%
Auto Manufacturers	2.7%
Beverages	2.6%
Commercial Services	2.1%
Media	1.6%
Healthcare-Products	1.5%
Chemicals	1.5%
Electric	1.3%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.05% to 0.08% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Co
m
pany I Science & Technology Fund
VCSTX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund
c
osts for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund	$ 107.64	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 36.58% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 41.01% for the S&P North American Technology Sector Index (the "Performance Index"). Technology equities climbed higher over the period on the back of an improved macro-economic outlook and falling interest rates. Robust AI demand and early signs of inventory cycles bottoming across more traditional tech end markets fueled strong returns. Performance was driven by select mega-cap names, further reinforcing the relatively narrow market as small and mid-cap technology companies lagged.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| Allocations in the following industries: technology hardware & equipment; software & services; semiconductors & semiconductor equipment. Security selection in the following industries: software & services; commercial & professional services; consumer services. Position weightings: lack of a position in Cisco Systems, Inc.; Accenture PLC, Class A.; lack of a position in Intel Corp.
Voya Investment Management Co. LLC

|

Allocations in the following industries: communications equipment; ground transportation; semiconductors. Security selection in the following industries: software; communications equipment; semiconductors. Position weightings: lack of a position in
Cisco Systems, Inc.; Oracle Corp.; Uber Technologies, Inc.
Wellington Management Company, LLP

|

Allocations in the following industries: IT services; lack of allocation in technology hardware, storage, & peripherals; broadline retail. Security selection in the following industries: financial services; communications equipment; electronic equipment, instruments & components. Position weightings: lack of a position in Apple, Inc.; Micron Technology, Inc.; Flex, Ltd.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

In aggregate: sector allocations. Allocations in the following industries: financial services; media & entertainment; automobiles & components. Security selection in the following industries: media & entertainment; semiconductors & semiconductor equipment; technology hardware & equipment. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; Wolfspeed, Inc.
Voya Investment Management Co. LLC

|

Allocations in the following industries: media; IT services; software. Security selection in the following industries: IT services; technology hardware storage; financial services. Position weightings: Snowflake, Inc., Class A; lack of a position in QUALCOMM, Inc.; Okta, Inc.
Wellington Management Company, LLP

|

In aggregate: position weightings; sector allocations. Allocations in the following industries: financial services; semiconductors & semiconductor equipment; professional services. Security selection in the following industries: semiconductors & semiconductor equipment; software; interactive media & services. Position weightings: lack of a position in NVIDIA Corp.; Adobe, Inc.; Intuit, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Science & Technology Fund	36.58%	17.75%	16.98%
S&P 500 ® Index	28.19%	15.80%	12.69%
S&P North American Technology Sector Index	41.01%	22.12%	20.09%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns
.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 2,691M
Total number of portfolio holdings	123
Total net advisory fee paid	$ 19.6M
Portfolio turnover rate during the reporting period	46%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	31.6%
Software	25.8%
Internet	22.0%
Computers	9.1%
Electronics	3.0%
Telecommunications	1.9%
Commercial Services	1.9%
Diversified Financial Services	1.6%
Machinery-Construction & Mining	0.5%
Auto Manufacturers	0.3%
Media	0.3%
Medical Labs & Testing Services	0.3%
Energy-Alternate Sources	0.3%
Short-Term Investments	0.2%
Toys/Games/Hobbies	0.2%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective February 1, 2024, a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.04% to 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Small Cap Growth Fund
VVSGX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs f
o
r the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$ 95.61	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 14.86
% f
or the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 18.38% for the Russell 2000
®
Growth Index (the "Performance Index"). Stronger than expected U.S. economic data supported equities as growth concerns driving conversations abated. While manufacturing data has remained in contraction for 18 months, services continues to drive strength. GDP estimates moved higher and growth outperformed value.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| industrials; utilities; communication services
Security selection in the following sectors

|

consumer staples; energy; financials
Position weightings

|

Super Micro Computer, Inc.; Natera, Inc.; Twist Bioscience Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

financials; energy; health care
Security selection in the following sectors

|

health care; consumer discretionary; information technology
Position weightings

|

MicroStrategy, Inc., Class A; Revance Therapeutics, Inc.; Outset Medical, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Growth Fund	14.86%	7.55%	10.46%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Growth Index	18.38%	7.79%	8.06%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 533M
Total number of portfolio holdings	159
Total net advisory fee paid	$ 4.3M
Portfolio turnover rate during the reporting period	54%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the
end of the
period
.
Top Industries
Software	15.0%
Biotechnology	10.4%
Computers	5.8%
Healthcare-Products	5.6%
Semiconductors	5.1%
Retail	5.0%
Building Materials	4.9%
Diversified Financial Services	4.8%
Machinery-Diversified	4.7%
Commercial Services	3.1%
Distribution/Wholesale	2.7%
Pharmaceuticals	2.6%
Food	2.4%
Oil & Gas	1.9%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Small Cap Index Fund
VCSLX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund c
o
sts for the l
a
st year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$ 41.74	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.67% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 20.12% for the Russell 2000
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's
performance
during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| financial; industrials; technology
Position weightings

|

Super Micro Computer, Inc.; MicroStrategy, Inc., Class A; Carvana Co., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

utilities
Position weightings

|

Shoals Technologies Group, Inc., Class A; Pacific Biosciences of California, Inc.; Revance Therapeutics, Inc.
Fund Performance
The following graph compares a $
10,000
initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Index Fund	19.67%	8.21%	7.38%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Index	20.12%	8.61%	7.66%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 1,080M
Total number of portfolio holdings	1,961
Total net advisory fee paid	$ 2.4M
Portfolio turnover rate during the reporting period	11%
Graphical Representation of Holdings
The information below represents the
composition
of the Fund's net assets as of the end of the period.
Top Industries
Banks	7.4%
Biotechnology	6.7%
REITS	5.5%
Software	5.5%
Commercial Services	4.7%
Retail	4.3%
Oil & Gas	4.2%
Repurchase Agreements	3.7%
Computers	3.3%
Healthcare-Products	3.0%
Diversified Financial Services	2.8%
Semiconductors	2.8%
Pharmaceuticals	2.6%
Short-Term Investments	2.4%
Electronics	2.3%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Small Cap Special Values Fund
VSSVX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypoth
et
ical $10,000
investment
)
Fund	Co sts of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund	$ 100.77	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 26.46% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index)
and
21.76% for the Russell 2000
®
Value Index (the "Performance Index"). Equity markets and small-cap value stocks experienced volatility over the past 12 months as investors digested ongoing inflation concerns and varying economic data points with hopes of an economic “soft landing” and a more accommodative monetary policy environment.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| sector allocations and position weightings
Allocations in the following sectors

|

industrials; materials; health care
Security selection in the following sectors

|

industrials; consumer staples; information technology
Position weightings

|

Mueller Industries, Inc.; CSW Industrials, Inc.; Innospec, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples; cash; financials
Security selection in the following sectors

|

consumer discretionary; materials; utilities
Position weightings

|

Denny’s Corp.; Hawaiian Electric
Industries
, Inc.; Dine Brands Global, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Special Values Fund	26.46%	10.50%	8.62%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Value Index	21.76%	8.77%	6.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 215M
Total number of portfolio holdings	124
Total net advisory fee paid	$ 1.5M
Portfolio turnover rate during the reporting period	19%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Chemicals	9.8%
Banks	7.9%
Household Products/Wares	7.1%
Insurance	6.3%
Building Materials	6.1%
Oil & Gas	6.0%
Commercial Services	5.9%
Metal Fabricate/Hardware	5.9%
Food	4.8%
Machinery-Diversified	4.0%
Packaging & Containers	3.8%
REITS	3.7%
Hand/Machine Tools	2.9%
Short-Term Investments	2.7%
Healthcare-Products	2.5%
Po
rtfo
lio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Small Cap Value Fund
VVSCX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fu
nd
costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Co st s of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$ 87.66	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 21.92% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 21.76% for t he R
ussell 2000
®
Value Index (the "Performance Index"). Stronger than expected U.S. economic data supported equities as growth concerns driving conversations abated. While manufacturing data has remained in contraction for 18 months, services continues to drive strength.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| position weightings
Allocations in the following sectors

|

communication services; industrials; financials
Security selection in the following sectors

|

financials; industrials; energy
Position weightings

|

RxSight, Inc.; MoonLake Immunotherapeutics; Bluegreen Vacations Holding Corp.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations
Allocations in the following sectors

|

energy; health care; information technology
Security selection in the following sectors

|

health care; real estate; materials
Position weightings

|

Mersana Therapeutics, Inc.; lack of a position in Reata Pharmaceuticals, Inc., Class A; Prothena Corp. PLC
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNU AL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Value Fund	21.92%	9.59%	6.59%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Value Index	21.76%	8.77%	6.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 376M
Total number of portfolio holdings	387
Total net advisory fee paid	$ 2.8M
Portfolio turnover rate during the reporting period	107%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	14.2%
REITS	10.1%
Oil & Gas	6.2%
Retail	5.1%
Biotechnology	4.9%
Diversified Financial Services	4.5%
Commercial Services	3.9%
Building Materials	3.5%
Home Builders	3.2%
Transportation	3.1%
Repurchase Agreements	2.7%
Insurance	2.5%
Electric	2.4%
Engineering & Construction	2.0%
Distribution/Wholesale	1.9%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since
the
beginning of the period.

Effective October 1, 2023, the expense limitation agreement with respect to the Fund was terminated. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Stock Index Fund
VSTIX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were th
e
Fund costs for the last year?
(Based on a hypothetical $
10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund	$ 29.60	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 27.70% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market & Performance Index). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| technology; financial; consumer non-cyclicals
Position weightings

|

NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

none
Position weightings

|

Pfizer, Inc; Tesla, Inc.; Bri
stol-My
ers Squibb Co.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Stock Index Fund	27.70%	15.44%	12.33%
S&P 500 ® Index	28.19%	15.80%	12.69%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 6,443M
Total number of portfolio holdings	507
Total net advisory fee paid	$ 10.3M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	12.0%
Semiconductors	11.2%
Software	10.6%
Computers	7.6%
Pharmaceuticals	5.4%
Retail	4.7%
Banks	4.2%
Insurance	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.3%
Oil & Gas	3.2%
Electric	2.4%
REITS	2.0%
Healthcare-Services	1.9%
Aerospace/Defense	1.8%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented in the amount of 0.075% of average daily net assets at each of the Fund’s advisory fee breakpoint levels.
Additionally, effective September 28, 2023, the expense limitation agreement with respect to the Fund was amended to limit more fees, lowering rates from 0.29% to a new rate of 0.26%.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the a
cco
untants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Systematic Core Fund
VCGAX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last y
ea
r?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 in ve stment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund	$ 72.82	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 27.55% for the year ended May 31, 2024, compared to a return of 28.01% for the Russell 1000
®
Index (a broad-based securities market & Performance Index). Among factors, Momentum contributed most positively to relative returns, followed by Value and Quality, while Low Volatility detracted.
The following is a summary of the top contributors and de
tractors t
hat impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| stock selection
Allocations in the following sectors

|

real estate; industrials; health care
Security selection in the following sectors

|

consumer discretionary; industrials; materials
Position weightings

|

AppLovin Corp; Tesla, Inc.; Apple, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations
Allocations in the following sectors

|

consumer staples; consumer discretionary; financials
Security selection in the following sectors

|

information technology; communication services; consumer staples
Position weightings

|

NVIDIA Corp.; DXC Technology Co.; Teradata Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Core Fund	27.55%	15.49%	12.05%
Russell 1000 ® Index	28.01%	15.42%	12.40%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 585M
Total number of portfolio holdings	724
Total net advisory fee paid	$ 3.0M
Portfolio turnover rate during the reporting period	18%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top In
d
ustries
Software	10.7%
Internet	10.5%
Semiconductors	9.5%
Computers	8.0%
Retail	6.7%
Pharmaceuticals	5.2%
Insurance	4.4%
Diversified Financial Services	4.0%
Banks	3.0%
Oil & Gas	2.5%
Unaffiliated Investment Companies	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.0%
Commercial Services	1.9%
Food	1.7%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Systematic Growth Fund
VCBCX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for
the
last year?
(Based on a hypothetical $
10,000
inv
estment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund	$ 76.78	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 36.24% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). U.S. equities rose over the twelve-month period ending May 31, 2024, driven by better-than-expected corporate earnings, an encouraging economic outlook, and the anticipation of interest rate cuts. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management, LLC
| Allocations in the following sectors: utilities; health care; real estate. Security selection in the following sectors: consumer discretionary; industrials; utilities. Position weightings: Apple, Inc.; Tesla, Inc.; Vistra Corp.
Wellington Management Company, LLP

|

In aggregate: position weightings. Allocations in the following sectors: consumer staples; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; industrials. Position weightings: NVIDIA Corp.; EMCOR Group, Inc.; Tesla, Inc.
TOP PERFORMANCE D
ETR
ACTORS
Goldman Sachs Asset Management, LLC

|

Allocations in the following sectors: consumer discretionary; information technology; consumer staples. Security selection in the following sectors: communication services; health care; materials. Position weightings: NVIDIA Corp.; Eli Lilly & Co.; Meta Platforms, Inc., Class A
Wellington Management Company, LLP

|

Allocations in the following sectors: information technology; financials; lack of allocation in utilities. Security selection in the following sectors: financials; consumer staples; energy. Position weightings: Eli Lilly & Co.; Jazz Pharmaceuticals PLC; Hershey Co.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Growth Fund	36.24%	12.82%	13.29%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 973M
Total number of portfolio holdings	342
Total net advisory fee paid	$ 4.9M
Portfolio turnover rate during the reporting period	56%
Graphical Representation of Holdings
The information below represents the composition of t
he F
und's net assets as of the end of the period.
Top Industries
Internet	21.0%
Software	16.4%
Semiconductors	14.9%
Computers	11.6%
Retail	5.0%
Diversified Financial Services	4.3%
Pharmaceuticals	4.3%
Healthcare-Services	2.4%
Biotechnology	2.3%
Insurance	2.2%
Commercial Services	1.8%
Healthcare-Products	1.1%
Beverages	1.1%
Auto Manufacturers	1.0%
Engineering & Construction	0.9%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

The Fund’s net expense ratio decreased from 0.83% for the year ended May 31, 2023, to 0.65% for the current year. The decrease was primarily due to a contractual advisory fee waiver with an effective rate of 0.17% that went into effect on May 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I Systematic Value Fund
VBCVX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs f
o
r the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund	$ 54.60	0.49%
Management’s Discussion of Fund Perfo
r
mance
SUMMARY OF RESULTS
The Fund posted a return of 22.85% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 21.71% for the Russell 1000
®
Value Index (the "Performance Index"). U.S. equities rose over the twelve-month period ending May 31, 2024, driven by better-than-expected corporate earnings, an encouraging economic outlook, and the anticipation of interest rate cuts. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| health care; financials; utilities
Security selection in the following sectors

|

industrials; utilities; communication services
Position weightings

|

NRG Energy, Inc.; EMCOR Group, Inc.; United Rentals, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples; real estate; information technology
Security selection in the following sectors

|

health care; real estate; financials
Position weightings

|

lack of a position in General Electric Co.; Jazz Pharmaceuticals PLC; Bristol-Myers Squibb Co.
Fund Performa
nce
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Value Fund	22.85%	10.32%	8.18%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Value Index	21.71%	10.74%	8.61%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 453M
Total number of portfolio holdings	179
Total net advisory fee paid	$ 1.6M
Portfolio turnover rate during the reporting period	75%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	9.7%
Banks	8.3%
REITS	6.9%
Oil & Gas	6.5%
Diversified Financial Services	6.4%
Pharmaceuticals	6.0%
Media	4.3%
Retail	4.2%
Computers	3.7%
Electronics	3.2%
Biotechnology	3.0%
Healthcare-Products	2.8%
Semiconductors	2.7%
Food	2.3%
Electrical Components & Equipment	2.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information a
b
out the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

VALIC Company I U.S. Socially Responsible Fund
VSRDX
ANNUAL SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last y
e
ar?
(Based on a hypothetical $1
0,0
00 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund	$ 41.09	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 28.30% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market & Performance Index). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is an optimized portfolio which seeks to track the S&P 500
®
Index while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to the Benchmark
The following is a summary of the top contributors a
nd
detractors t
ha
t impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| health care; technology; consumer non-cyclicals
Security selection in the following sectors

|

technology; health care; consumer services
Position weightings

|

lack of a position in Apple, Inc.; lack of a position in Tesla, Inc.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

telecommunications; business services; industrials
Security selection in the following sectors

|

consumer non-cyclicals; financial; energy
Position weightings

|

lack of a position in Meta Platforms, Inc., Class A; lack of a position in Amazon.com, Inc.; Monster Beverage Corp.
Fund Performance
The following graph comp
ares a
$10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
U.S. Socially Responsible Fund	28.30%	14.31%	11.80%
S&P 500 ® Index	28.19%	15.80%	12.69%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit
my.valic.com/ARO/FundPerformance/Index.aspx
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Fund net assets	$ 661M
Total number of portfolio holdings	189
Total net advisory fee paid	$ 1.8M
Portfolio turnover rate during the reporting period	29%
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of
the end of the period.
Top Industries
Semiconductors	12.7%
Software	12.6%
Internet	8.9%
Diversified Financial Services	8.8%
Retail	5.9%
Computers	4.0%
Oil & Gas	3.9%
Insurance	3.4%
Healthcare-Products	3.4%
Commercial Services	3.1%
Pharmaceuticals	3.1%
Telecommunications	2.9%
Repurchase Agreements	2.8%
Biotechnology	2.2%
Chemicals	2.1%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
.

(b) Not applicable.

Item 2. Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended May 31, 2024.  During the fiscal year ended May 31, 2024, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, and Eileen A. Kamerick, each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Brown and Ms. Kamerick are considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2024	2023
(a) Audit Fees	$1,176,935	$1,174,155
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2024	2023
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$476,000	$250,436

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2023 and 2024 were $250,436 and $796,000 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VALIC Company I

Annual Financial Statements and Other Information
May 31, 2024

VALIC Company I
Annual Financial Statements and Other Information May 31, 2024

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Equity Investment Companies — 60.1%
VALIC Company I Small Cap Growth Fund†	1,575,159	$ 24,225,954
VALIC Company I Small Cap Value Fund	1,874,828	22,685,419
VALIC Company I Stock Index Fund	4,628,487	245,587,510
VALIC Company I Systematic Growth Fund	3,630,227	62,367,297
VALIC Company I Systematic Value Fund	4,506,545	63,046,559
Total Domestic Equity Investment Companies (cost $380,536,773)		417,912,739
International Equity Investment Companies — 20.1%
VALIC Company I International Equities Index Fund (cost $111,072,468)	16,598,496	139,925,322
Domestic Fixed Income Investment Companies — 18.9%
VALIC Company I Core Bond Fund (cost $138,213,067)	13,856,798	131,916,718
Total Long-Term Investment Securities (cost $629,822,308)		689,754,779
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2) (cost $3,551,247)	3,551,247	3,551,247
TOTAL INVESTMENTS (cost $633,373,555)(3)	99.6%	693,306,026
Other assets less liabilities	0.4	2,496,222
NET ASSETS	100.0%	$695,802,248
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$689,754,779	$—	$—	$689,754,779
Short-Term Investments	3,551,247	—	—	3,551,247
Total Investments at Value	$693,306,026	$—	$—	$693,306,026
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	8,931	$ 756,009
Northrop Grumman Corp.	3,539	1,595,275
		2,351,284
Banks — 3.3%
Morgan Stanley	14,979	1,465,546
US Bancorp	30,457	1,235,031
Wells Fargo & Co.	36,126	2,164,670
		4,865,247
Biotechnology — 2.4%
Biogen, Inc.†	1,766	397,244
Regeneron Pharmaceuticals, Inc.†	2,068	2,026,971
Vertex Pharmaceuticals, Inc.†	2,340	1,065,496
		3,489,711
Building Materials — 2.4%
Carrier Global Corp.	14,016	885,671
Trane Technologies PLC	3,347	1,096,009
Vulcan Materials Co.	5,956	1,523,366
		3,505,046
Commercial Services — 0.6%
Block, Inc.†	5,365	343,789
Corpay, Inc.†	1,821	487,427
		831,216
Computers — 5.2%
Accenture PLC, Class A	3,073	867,477
Apple, Inc.	32,241	6,198,333
Seagate Technology Holdings PLC	6,263	583,962
		7,649,772
Diversified Financial Services — 3.4%
American Express Co.	7,547	1,811,280
Ameriprise Financial, Inc.	3,038	1,326,421
Mastercard, Inc., Class A	4,174	1,866,070
		5,003,771
Electric — 2.0%
NextEra Energy, Inc.	18,319	1,465,886
PG&E Corp.	80,094	1,484,943
		2,950,829
Electrical Components & Equipment — 1.2%
Eaton Corp. PLC	5,261	1,751,124
Food — 0.8%
Mondelez International, Inc., Class A	16,884	1,157,061
Healthcare-Products — 2.2%
Danaher Corp.	3,943	1,012,562
Medtronic PLC	11,025	897,104
Stryker Corp.	4,087	1,394,035
		3,303,701
Healthcare-Services — 1.3%
UnitedHealth Group, Inc.	4,047	2,004,762
Insurance — 0.7%
Travelers Cos., Inc.	4,945	1,066,637
Internet — 6.5%
Alphabet, Inc., Class A	17,614	3,038,415
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	21,904	$ 3,864,742
Meta Platforms, Inc., Class A	5,877	2,743,560
		9,646,717
Lodging — 0.4%
Marriott International, Inc., Class A	2,882	666,232
Machinery-Diversified — 1.0%
Deere & Co.	3,803	1,425,212
Oil & Gas — 1.6%
Exxon Mobil Corp.	19,705	2,310,608
Oil & Gas Services — 1.2%
Baker Hughes Co.	54,860	1,836,713
Pharmaceuticals — 2.2%
AbbVie, Inc.	11,239	1,812,176
Bristol-Myers Squibb Co.	12,663	520,323
Eli Lilly & Co.	1,047	858,896
		3,191,395
REITS — 0.7%
Prologis, Inc.	9,354	1,033,523
Retail — 3.5%
AutoZone, Inc.†	362	1,002,718
Lowe's Cos., Inc.	8,601	1,903,315
McDonald's Corp.	5,469	1,415,870
TJX Cos., Inc.	8,033	828,202
		5,150,105
Semiconductors — 7.7%
Analog Devices, Inc.	6,079	1,425,465
ASML Holding NV	362	347,646
Marvell Technology, Inc.	8,879	610,964
Micron Technology, Inc.	7,412	926,500
NVIDIA Corp.	5,542	6,075,861
NXP Semiconductors NV	7,449	2,026,873
		11,413,309
Software — 7.0%
Intuit, Inc.	1,931	1,113,106
Microsoft Corp.	19,507	8,097,941
Oracle Corp.	9,886	1,158,540
		10,369,587
Transportation — 1.2%
CSX Corp.	51,617	1,742,074
Total Common Stocks (cost $70,475,000)		88,715,636
CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.4%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,692
2.70%, 02/01/2027	270,000	247,791
3.45%, 11/01/2028	19,000	17,122
6.53%, 05/01/2034*	25,000	25,348
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	39,580
5.40%, 07/31/2033	28,000	27,772
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,286

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
RTX Corp.
2.25%, 07/01/2030	$ 86,000	$ 72,891
5.15%, 02/27/2033	23,000	22,624
		511,106
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	40,186
BAT Capital Corp.
2.26%, 03/25/2028	113,000	100,806
4.39%, 08/15/2037	20,000	16,872
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	22,120
		179,984
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	52,454	47,616
3.95%, 01/11/2032	89,960	82,436
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	72,477	65,776
JetBlue Pass-Through Trust
7.75%, 05/15/2030	33,010	33,795
United Airlines Pass-Through Trust
3.10%, 04/07/2030	23,325	20,825
3.50%, 11/01/2029	32,075	29,733
3.65%, 04/07/2027	35,463	34,305
3.65%, 07/07/2027	40,347	38,804
3.70%, 09/01/2031	33,065	29,782
		383,072
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	103,705
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	29,510
5.95%, 04/04/2034	25,000	24,882
Hyundai Capital America
2.38%, 10/15/2027*	120,000	108,598
2.65%, 02/10/2025*	37,000	36,195
3.00%, 02/10/2027*	200,000	187,447
		490,337
Banks — 2.9%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	201,856
Banco Santander SA
5.59%, 08/08/2028	200,000	201,165
Bank of America Corp.
2.55%, 02/04/2028	25,000	23,243
2.57%, 10/20/2032	40,000	32,997
2.68%, 06/19/2041	144,000	100,405
2.97%, 02/04/2033	30,000	25,283
3.71%, 04/24/2028	149,000	142,227
4.38%, 04/27/2028	45,000	43,786
5.08%, 01/20/2027	34,000	33,756
5.20%, 04/25/2029	50,000	49,730
5.29%, 04/25/2034	50,000	49,224
5.82%, 09/15/2029	40,000	40,677
Bank of New York Mellon Corp.
6.32%, 10/25/2029	30,000	31,270
6.47%, 10/25/2034	30,000	32,310
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Nova Scotia
4.85%, 02/01/2030	$ 40,000	$ 39,218
BNP Paribas SA
5.18%, 01/09/2030*	200,000	198,323
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,301
3.06%, 01/25/2033	88,000	74,301
Deutsche Bank AG
2.55%, 01/07/2028	150,000	138,327
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*#	200,000	201,881
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	22,989
2.38%, 07/21/2032	15,000	12,244
2.64%, 02/24/2028	37,000	34,387
4.25%, 10/21/2025	440,000	432,148
6.48%, 10/24/2029	40,000	41,625
HSBC Holdings PLC
6.10%, 01/14/2042#	95,000	101,506
KeyCorp
2.25%, 04/06/2027	140,000	126,694
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	82,217
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029#	130,000	122,197
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	253,085
Morgan Stanley
3.95%, 04/23/2027	150,000	144,733
4.46%, 04/22/2039	110,000	98,553
5.16%, 04/20/2029	50,000	49,663
5.66%, 04/18/2030	40,000	40,524
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	183,105
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	35,521
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	40,267
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	183,956
Societe Generale SA
4.25%, 04/14/2025*	200,000	196,724
Standard Chartered PLC
5.91%, 05/14/2035*	200,000	199,775
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,177
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,047
5.71%, 01/24/2035	17,000	16,892
6.05%, 06/08/2027	20,000	20,148
7.16%, 10/30/2029	30,000	31,775
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	50,654
4.61%, 04/25/2053	80,000	68,285
5.20%, 01/23/2030	15,000	14,872
5.50%, 01/23/2035	25,000	24,783
		4,340,826
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	65,521

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.1%
Amgen, Inc.
3.15%, 02/21/2040	$ 68,000	$ 50,880
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	98,037
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	45,635
		194,552
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	49,207
Masco Corp.
2.00%, 10/01/2030	57,000	46,429
		95,636
Chemicals — 0.1%
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	130,131
RPM International, Inc.
2.95%, 01/15/2032	37,000	30,798
		160,929
Commercial Services — 0.2%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	30,916
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	39,746
5.20%, 10/30/2034*	20,000	19,672
Global Payments, Inc.
3.20%, 08/15/2029	27,000	24,089
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	92,747
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	25,497
		232,667
Computers — 0.3%
Apple, Inc.
2.70%, 08/05/2051	130,000	82,069
CGI, Inc.
2.30%, 09/14/2031	42,000	33,209
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	147,500
Leidos, Inc.
2.30%, 02/15/2031	141,000	115,625
		378,403
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	139,572
3.00%, 10/29/2028	150,000	135,526
6.10%, 01/15/2027	150,000	152,166
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	69,710
4.25%, 04/15/2026*	47,000	45,532
4.38%, 05/01/2026*	24,000	23,309
5.50%, 01/15/2026*	154,000	152,532
5.75%, 03/01/2029*	27,000	26,810
5.75%, 11/15/2029*	70,000	69,478
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	89,092
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nasdaq, Inc.
5.55%, 02/15/2034	$ 15,000	$ 14,977
		918,704
Electric — 1.4%
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	292,137
5.80%, 03/01/2033	30,000	30,470
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	107,947
Duke Energy Corp.
6.10%, 09/15/2053	30,000	30,660
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	34,838
Edison International
5.75%, 06/15/2027	17,000	17,096
Emera US Finance LP
4.75%, 06/15/2046	174,000	140,849
Evergy, Inc.
2.90%, 09/15/2029#	151,000	134,184
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	93,780
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	63,675
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,490
New England Power Co.
2.81%, 10/06/2050*	58,000	34,749
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	58,052
5.75%, 09/01/2025	60,000	60,103
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	44,237
2.45%, 12/02/2027*	308,000	276,619
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,701
5.80%, 05/15/2034	66,000	65,841
6.40%, 06/15/2033	57,000	59,168
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	29,821
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,544
5.10%, 06/01/2054	30,000	28,560
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	38,985
SCE Recovery Funding LLC
4.70%, 06/15/2042	24,094	23,178
Sigeco Securitization I LLC
5.03%, 11/15/2038	22,814	22,413
Southern California Edison Co.
1.20%, 02/01/2026	112,000	104,622
5.45%, 06/01/2031	60,000	60,200
Southern Co.
5.70%, 03/15/2034	50,000	50,726
Union Electric Co.
3.90%, 04/01/2052	27,000	20,720
Vistra Operations Co. LLC
6.00%, 04/15/2034*	4,000	4,006
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	123,359
		2,097,730

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	$ 30,000	$ 29,084
Food — 0.3%
J.M. Smucker Co.
6.20%, 11/15/2033#	15,000	15,670
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	50,000	52,532
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/2031	25,000	21,639
Kellanova
5.25%, 03/01/2033	29,000	28,838
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,575
4.63%, 10/01/2039	40,000	35,233
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	103,088
Sysco Corp.
2.40%, 02/15/2030	122,000	104,839
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,849
5.70%, 03/15/2034	30,000	29,822
		449,085
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	21,727
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	114,197
Southern California Gas Co.
6.35%, 11/15/2052	25,000	26,901
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,440
		183,265
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	32,526
Healthcare-Services — 0.1%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	48,342
HCA, Inc.
3.50%, 07/15/2051	7,000	4,671
5.50%, 06/15/2047	10,000	9,285
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	34,617
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,653
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	20,702
		133,270
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,626
Insurance — 0.3%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,218
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	45,805
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNO Global Funding
5.88%, 06/04/2027*	$ 100,000	$ 100,245
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	43,677
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	14,976
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,912
Mutual of Omaha Cos. Global Funding
5.45%, 12/12/2028*	50,000	50,195
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	50,469
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,847
5.16%, 05/28/2031*	80,000	79,655
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	39,091
		488,090
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	40,088
Meta Platforms, Inc.
5.60%, 05/15/2053	35,000	35,463
		75,551
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	49,733
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	49,827
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	40,797
3.50%, 06/01/2041	35,000	23,517
Comcast Corp.
3.25%, 11/01/2039	154,000	117,728
5.30%, 06/01/2034	50,000	49,961
5.35%, 05/15/2053	100,000	95,205
Discovery Communications LLC
3.63%, 05/15/2030	94,000	82,714
		409,922
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	63,022
5.63%, 04/04/2034*	30,000	29,471
		92,493
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,625
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	89,421
4.81%, 02/13/2033	40,000	38,687
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	44,132
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	65,257

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041	$ 58,000	$ 42,229
		279,726
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	30,511
Pharmaceuticals — 0.4%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	49,467
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	41,513
5.55%, 02/22/2054#	15,000	14,768
5.65%, 02/22/2064	25,000	24,429
Cencora, Inc.
5.13%, 02/15/2034	80,000	78,287
CVS Health Corp.
2.70%, 08/21/2040	94,000	62,340
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	23,376
5.15%, 05/17/2063	20,000	18,883
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	52,582
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	153,388
Zoetis, Inc.
5.60%, 11/16/2032	41,000	41,866
		560,899
Pipelines — 0.5%
Cheniere Energy, Inc.
5.65%, 04/15/2034*	20,000	19,832
Enbridge, Inc.
5.63%, 04/05/2034	30,000	29,819
5.70%, 03/08/2033	30,000	30,104
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	43,033
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	20,562
4.32%, 12/30/2039*	15,000	10,819
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	133,092
3.45%, 10/15/2027*	41,000	38,510
Kinder Morgan, Inc.
5.00%, 02/01/2029	115,000	113,278
MPLX LP
2.65%, 08/15/2030	69,000	58,937
5.50%, 06/01/2034	50,000	48,905
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,235
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,871
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	34,708
		667,705
REITS — 0.8%
American Tower Corp.
1.50%, 01/31/2028	47,000	40,976
2.95%, 01/15/2051	57,000	35,387
3.10%, 06/15/2050	88,000	56,475
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/2028	$ 30,000	$ 26,597
2.50%, 08/16/2031#	15,000	12,252
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	29,623
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,132
CubeSmart LP
2.00%, 02/15/2031	85,000	67,903
DOC DR LLC
2.63%, 11/01/2031	15,000	12,336
Equinix, Inc.
2.90%, 11/18/2026	85,000	79,907
Extra Space Storage LP
2.40%, 10/15/2031	35,000	28,508
5.90%, 01/15/2031	40,000	40,715
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	43,989
3.10%, 02/15/2030	150,000	130,245
Healthpeak OP LLC
2.13%, 12/01/2028#	38,000	33,364
2.88%, 01/15/2031	56,000	48,019
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,178
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	29,596
Realty Income Corp.
4.85%, 03/15/2030	40,000	39,090
Sabra Health Care LP
3.20%, 12/01/2031	25,000	20,602
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	37,672
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	135,670
UDR, Inc.
2.10%, 08/01/2032	57,000	44,084
WP Carey, Inc.
2.40%, 02/01/2031	141,000	117,225
		1,148,545
Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	26,305
3.63%, 05/13/2051*	35,000	24,975
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,346
Starbucks Corp.
4.80%, 02/15/2033	50,000	48,534
4.90%, 02/15/2031#	20,000	19,693
		137,853
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,341
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,849
Intel Corp.
5.70%, 02/10/2053	28,000	27,393
KLA Corp.
3.30%, 03/01/2050	105,000	73,727
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	33,401
3.25%, 05/11/2041	40,000	29,243

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
QUALCOMM, Inc.
4.50%, 05/20/2052	$ 20,000	$ 17,234
Texas Instruments, Inc.
5.05%, 05/18/2063	78,000	72,705
		279,893
Software — 0.3%
Oracle Corp.
3.80%, 11/15/2037	70,000	57,558
4.90%, 02/06/2033	40,000	38,659
5.55%, 02/06/2053	30,000	28,326
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	23,209
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,853
VMware LLC
1.40%, 08/15/2026	47,000	43,043
VMware, Inc.
4.70%, 05/15/2030	94,000	90,346
Workday, Inc.
3.50%, 04/01/2027	35,000	33,445
		364,439
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	205,000	174,131
3.55%, 09/15/2055	30,000	20,144
Rogers Communications, Inc.
4.55%, 03/15/2052	20,000	16,290
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	15,840
Sprint LLC
7.63%, 03/01/2026	11,000	11,291
T-Mobile USA, Inc.
5.05%, 07/15/2033	50,000	48,684
5.15%, 04/15/2034	21,000	20,568
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	39,264
3.15%, 03/22/2030	151,000	135,347
		481,559
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029#	47,000	43,047
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	18,907
Total Corporate Bonds & Notes (cost $18,440,983)		16,130,648
ASSET BACKED SECURITIES — 4.6%
Auto Loan Receivables — 1.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	133,921
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	84,911
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	124,127
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CPS Auto Receivables Trust
Series 2022-C, Class B 4.88%, 04/15/2030*	$ 118,117	$ 117,639
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	101,696
DT Auto Owner Trust
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	54,201
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	109,398
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	60,509
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	119,439
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,221
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,266
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	8,784	8,638
Series 2023-1A, Class A2 6.57%, 06/15/2028*	69,816	70,009
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	127,671
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	20,130	19,685
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	69,318
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	153,697
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	158,359
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	185,000	184,993
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	100,011
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A 5.62%, 03/15/2027*	50,000	49,952
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	121,601
		2,111,262
Credit Card Receivables — 0.1%
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	109,175
Other Asset Backed Securities — 3.1%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	27,971	25,574
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	86,942

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	$ 100,000	$ 94,131
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	95,056
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	140,382
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	45,568	42,847
Series 2021-1A, Class B 2.92%, 04/15/2036*	73,188	68,831
Series 2022-1A, Class A 4.46%, 06/15/2037*	69,864	67,278
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	161,365
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	47,524	44,419
Series 2021-1A, Class C 2.70%, 11/21/2033*	26,138	24,775
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	41,334	37,966
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	139,647
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	94,865
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	88,896
Foundation Finance Trust
Series 2023-2A, Class A 6.53%, 06/15/2049*	103,956	104,994
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	186,089
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	91,066	90,796
Series 2024-A, Class C 6.32%, 03/15/2043*	110,238	110,014
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,931	113,962
Series 2021-3, Class D 3.00%, 01/17/2041*	91,278	77,616
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	119,569
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	68,503	62,783
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	56,881	53,682
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	90,871	85,702
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	$ 5,173	$ 5,139
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	32,147	31,159
Series 2021-A, Class B 1.76%, 03/08/2028*	78,760	76,274
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	240,972
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	26,548	26,055
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	109,498
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	96,487	94,021
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 5.24%, 09/27/2060*(2)	100,063	99,037
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	247,255
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	114,293
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	138,711
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	93,374	90,698
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	181,851
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	103,748
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	23,045	21,674
Series 2022-2A, Class C 6.36%, 06/20/2040*	64,838	63,987
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	12,439	12,246
VCAT LLC
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(2)	32,938	32,451
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	125,000	125,048
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(2)	37,838	37,036
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(2)	126,118	123,629
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	108,649	107,218

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(2)	$ 68,461	$ 67,705
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(2)	75,526	74,496
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	95,533	94,267
		4,536,649
Total Asset Backed Securities (cost $6,912,988)		6,757,086
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Commercial and Residential — 0.8%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 6.26%, (TSFR1M+0.94%), 12/18/2037*	2,878	2,872
Series 2021-FL4, Class AS 6.53%, (TSFR1M+1.21%), 12/18/2037*	110,000	109,587
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	87,958
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	112,066	96,027
CSMC Trust VRS
Series 2021-RPL1, Class A1 4.05%, 09/27/2060*(1)	104,462	101,283
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	90,000	93,576
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 4.89%, 10/25/2066*(2)	76,055	75,121
New Residential Mtg. Loan Trust
Series 2024-RTL1, Class A1 1.00%, 03/25/2039*	175,000	176,268
PRPM LLC VRS
Series 2021-2, Class A1 5.12%, 03/25/2026*(1)	110,719	109,767
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	89,423
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	210,800	175,748
		1,117,630
U.S. Government Agency — 2.3%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	170,588	133,770
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(1)	65,000	57,952
Series 2016-K58, Class B 3.74%, 09/25/2049*(1)	260,000	248,684
Series 2016-K56, Class B 3.95%, 06/25/2049*(1)	50,000	48,257
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 7.12%, (SOFR30A+1.80%), 07/25/2041*	$ 93,383	$ 88,087
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.62%, 07/25/2024(1)(3)	5,477,590	181
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	110,051
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	29,532	28,069
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	232,311	187,021
Series 2022-1, Class MTU 3.25%, 11/25/2061	46,510	39,745
Series 2018-1, Class M60C 3.50%, 05/25/2057	96,096	86,134
Series 2019-1, Class MT 3.50%, 07/25/2058	45,728	39,800
Series 2019-3, Class MB 3.50%, 10/25/2058	121,221	94,464
Series 2018-2, Class M55D 4.00%, 11/25/2057	163,049	148,383
Series 2018-4, Class M55D 4.00%, 03/25/2058	131,807	121,048
Series 2019-2, Class M55D 4.00%, 08/25/2058	142,975	129,904
Series 2019-3, Class M55D 4.00%, 10/25/2058	134,198	121,897
Series 2019-4, Class M55D 4.00%, 02/25/2059	49,248	44,703
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	132,747	120,352
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	82,008	68,168
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 9.32%, (SOFR30A+4.00%), 11/25/2053*	104,730	108,336
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	73,343	73,157
Series 2002-T4, Class A1 6.50%, 12/25/2041	8,270	8,351
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	16,099	15,687
Series 2018-72, Class VB 3.50%, 10/25/2031	151,232	144,043
Series 2019-7, Class CA 3.50%, 11/25/2057	188,939	176,408
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	176,520
Series 2017-35, Class VA 4.00%, 07/25/2028	66,187	64,614
Series 2002-W3, Class A4 6.50%, 11/25/2041	76,557	76,460
Series 2002-W8, Class A1 6.50%, 06/25/2042	39,614	40,524

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(1)	$ 225,000	$ 183,976
Series 2022-M2S, Class A1 3.75%, 05/25/2032(1)	115,494	110,463
Series 2023-M8, Class A2 4.47%, 03/25/2033(1)	110,000	106,080
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	171,094	136,714
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.66%, 06/20/2071(1)	129,122	111,694
		3,449,697
Total Collateralized Mortgage Obligations (cost $4,997,892)		4,567,327
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.9%
U.S. Government — 10.7%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,282,858
1.38%, 11/15/2040 to 08/15/2050	1,759,000	970,590
1.63%, 11/15/2050	800,000	430,438
1.88%, 02/15/2051 to 11/15/2051	696,000	398,114
2.25%, 02/15/2052	1,353,000	847,263
2.38%, 02/15/2042	405,000	291,236
3.00%, 08/15/2052	315,000	233,321
3.13%, 02/15/2043	225,000	180,211
3.38%, 08/15/2042	265,000	221,389
3.88%, 05/15/2043	50,000	44,625
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2027 to 05/15/2041	1,350,000	965,929
United States Treasury Notes
0.75%, 01/31/2028	640,000	557,750
1.00%, 07/31/2028	750,000	649,805
1.25%, 05/31/2028	1,114,000	980,102
1.63%, 05/15/2031	805,000	668,590
1.88%, 02/15/2032#	615,000	510,834
2.75%, 08/15/2032#	880,000	775,122
2.88%, 04/30/2029	1,576,000	1,462,848
3.13%, 08/31/2029#	879,000	822,552
3.38%, 05/15/2033#	315,000	289,111
3.88%, 08/15/2033	3,190,000	3,039,970
4.00%, 02/15/2034	95,000	91,334
		15,713,992
U.S. Government Agency — 9.2%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	183,956
2.50%, 07/01/2050 to 02/01/2051	342,354	277,612
3.00%, 11/01/2050 to 01/01/2052	219,308	186,023
3.45%, 08/01/2032	243,121	219,888
3.50%, 05/01/2042 to 01/01/2050	181,599	163,303
3.80%, 10/01/2034	100,000	90,519
4.00%, 01/01/2052	57,754	52,491
4.50%, 05/01/2052	51,732	49,484
6.00%, 02/01/2054	178,654	179,513
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	242,681
1.56%, 12/01/2030	242,757	201,100
1.93%, 06/01/2035	101,067	78,523
1.95%, 10/01/2029	400,000	341,604
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.50%, 05/01/2051 to 01/01/2052	$ 620,113	$ 505,735
2.70%, 07/01/2026	146,455	138,910
2.97%, 08/01/2026	160,000	152,678
3.00%, 05/01/2050 to 02/01/2052	444,930	377,756
3.10%, 10/01/2032	139,000	122,493
3.14%, 07/01/2032	85,000	74,664
3.15%, 09/01/2033	105,000	91,085
3.30%, 07/01/2032	234,000	208,350
3.41%, 03/01/2033	107,000	95,096
3.45%, 08/01/2033	138,886	124,046
3.50%, 02/01/2052 to 11/01/2059	205,770	182,169
3.68%, 01/01/2032	160,000	147,137
3.77%, 12/01/2025	34,921	34,080
3.81%, 10/01/2032	140,000	129,218
3.97%, 01/01/2029	210,000	201,625
4.00%, 06/01/2049 to 08/01/2059	918,322	846,689
4.05%, 07/01/2032	100,000	94,290
4.12%, 11/01/2032	155,000	146,558
4.18%, 11/01/2030	34,846	33,516
4.31%, 10/01/2032	240,000	229,451
4.32%, 02/01/2034	110,000	104,746
4.34%, 01/01/2029	53,711	52,319
4.41%, 01/01/2033	165,000	158,564
4.45%, 12/01/2032	155,000	150,009
4.50%, 05/01/2052	135,795	129,942
4.74%, 04/01/2031	129,001	127,875
4.76%, 01/01/2030	378,000	375,930
4.83%, 12/01/2029	221,000	220,532
4.93%, 10/01/2032	113,000	113,004
4.97%, 09/01/2029	200,000	200,612
5.00%, 06/01/2053	127,480	122,714
5.07%, 03/01/2028	66,607	66,547
5.35%, 11/01/2027	247,576	250,847
5.43%, 07/01/2030	200,000	203,597
6.00%, 06/01/2052 to 11/01/2053	287,533	288,547
Government National Mtg. Assoc.
2.50%, 12/20/2050	188,920	154,161
3.00%, 02/20/2051 to 07/20/2051	1,883,633	1,633,275
3.50%, 01/20/2051 to 02/20/2052	1,956,357	1,746,038
4.00%, 05/20/2038 to 08/20/2052	379,214	352,323
4.50%, 12/20/2031 to 05/20/2052	132,515	126,974
5.00%, 02/20/2052 to 08/20/2052	360,472	349,607
5.50%, 06/20/2063	101,281	99,748
6.00%, 09/20/2053 to 06/20/2063	234,750	235,372
Government National Mtg. Corp.
6.50%, 11/20/2053	158,923	165,197
		13,630,723
Total U.S. Government & Agency Obligations (cost $33,434,054)		29,344,715
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	29,752
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	13
Total Long-Term Investment Securities (cost $134,290,917)		145,545,177

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(4)(5) (cost $403,353)	403,353	$ 403,353
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $2,545,028 and collateralized by $3,136,100 of United States Treasury Notes, bearing interest at 1.63% due and having an approximate value of $2,595,664 (cost $2,544,689)	$2,544,689	2,544,689
TOTAL INVESTMENTS (cost $137,238,959)(6)	100.6%	148,493,219
Other assets less liabilities	(0.6)	(860,680)
NET ASSETS	100.0%	$147,632,539
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $11,592,199 representing 7.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2024.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of May 31, 2024.
(5)	At May 31, 2024, the Fund had loaned securities with a total value of $2,967,983. This was secured by collateral of $403,353, which was received in cash and subsequently invested in short-term investments currently valued at $403,353 as reported in the Portfolio of Investments. Additional collateral of $2,687,104 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Mtg. Corp.	0.75% to 6.62%	01/01/2029 to 04/25/2054	$537,617
Federal National Mtg. Assoc.	0.00% to 6.73%	01/25/2027 to 03/25/2060	705,605
Government National Mtg. Assoc.	1.60% to 6.28%	02/20/2039 to 05/16/2065	1,285,446
United States Treasury Notes/Bonds	0.00% to 5.38%	06/15/2024 to 02/15/2054	158,436
(6)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$88,715,636	$—	$—	$88,715,636
Corporate Bonds & Notes	—	16,130,648	—	16,130,648
Asset Backed Securities	—	6,757,086	—	6,757,086
Collateralized Mortgage Obligations	—	4,567,327	—	4,567,327
U.S. Government & Agency Obligations	—	29,344,715	—	29,344,715
Municipal Securities	—	29,752	—	29,752
Escrows and Litigation Trusts	—	13	—	13
Short-Term Investments	403,353	—	—	403,353
Repurchase Agreements	—	2,544,689	—	2,544,689
Total Investments at Value	$89,118,989	$59,374,230	$—	$148,493,219
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Apparel — 1.9%
Deckers Outdoor Corp.†	2,565	$ 2,805,905
Tapestry, Inc.	26,849	1,167,663
		3,973,568
Auto Manufacturers — 0.9%
Tesla, Inc.†	10,725	1,909,908
Beverages — 1.5%
Monster Beverage Corp.†	62,542	3,247,181
Biotechnology — 3.5%
Exelixis, Inc.†	63,244	1,371,762
Incyte Corp.†	27,601	1,595,062
Vertex Pharmaceuticals, Inc.†	9,926	4,519,705
		7,486,529
Commercial Services — 3.5%
Cintas Corp.	1,590	1,077,972
Corpay, Inc.†	4,811	1,287,760
PayPal Holdings, Inc.†	37,234	2,345,370
Rollins, Inc.	60,651	2,771,144
		7,482,246
Computers — 8.8%
Apple, Inc.	85,509	16,439,105
Crowdstrike Holdings, Inc., Class A†	7,434	2,331,823
		18,770,928
Distribution/Wholesale — 1.7%
Ferguson PLC	17,659	3,633,163
Diversified Financial Services — 5.8%
American Express Co.	11,122	2,669,280
Charles Schwab Corp.	35,187	2,578,504
Mastercard, Inc., Class A	15,946	7,128,978
		12,376,762
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	4,705	1,221,465
Electronics — 0.5%
Hubbell, Inc.	2,848	1,107,559
Engineering & Construction — 0.8%
EMCOR Group, Inc.	4,381	1,702,719
Environmental Control — 1.1%
Waste Management, Inc.	11,420	2,406,537
Food — 0.7%
Sysco Corp.	21,030	1,531,405
Healthcare-Products — 0.5%
Stryker Corp.	2,914	993,936
Healthcare-Services — 2.4%
UnitedHealth Group, Inc.	10,524	5,213,274
Home Builders — 1.1%
PulteGroup, Inc.	19,722	2,313,785
Internet — 18.5%
Alphabet, Inc., Class A	12,864	2,219,040
Alphabet, Inc., Class C	49,758	8,655,902
Amazon.com, Inc.†	55,147	9,730,137
Booking Holdings, Inc.	880	3,323,188
DoorDash, Inc., Class A†	14,780	1,627,426
Expedia Group, Inc.†	23,166	2,614,515
F5, Inc.†	6,824	1,153,051
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	19,675	$ 9,184,880
Pinterest, Inc., Class A†	23,523	975,969
		39,484,108
Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc.†	6,166	1,736,777
ITT, Inc.	8,675	1,152,734
		2,889,511
Oil & Gas — 0.6%
EOG Resources, Inc.	10,164	1,265,926
Pharmaceuticals — 6.8%
Cigna Group	8,941	3,081,248
Dexcom, Inc.†	19,546	2,321,478
Eli Lilly & Co.	7,380	6,054,109
McKesson Corp.	2,118	1,206,392
Neurocrine Biosciences, Inc.†	12,866	1,742,185
		14,405,412
Retail — 1.9%
Domino's Pizza, Inc.	1,815	923,073
Lululemon Athletica, Inc.†	4,870	1,519,391
TJX Cos., Inc.	10,800	1,113,480
Ulta Beauty, Inc.†	1,155	456,329
		4,012,273
Semiconductors — 17.8%
Advanced Micro Devices, Inc.†	13,905	2,320,744
Applied Materials, Inc.	14,397	3,096,507
Broadcom, Inc.	5,225	6,941,674
NVIDIA Corp.	17,673	19,375,440
QUALCOMM, Inc.	30,486	6,220,668
		37,955,033
Software — 16.1%
Adobe, Inc.†	8,901	3,958,809
Dynatrace, Inc.†	38,013	1,738,334
HubSpot, Inc.†	2,763	1,688,331
Microsoft Corp.	44,090	18,303,082
Salesforce, Inc.	5,996	1,405,702
ServiceNow, Inc.†	5,479	3,599,319
Smartsheet, Inc., Class A†	25,686	950,382
Workday, Inc., Class A†	12,466	2,635,936
		34,279,895
Telecommunications — 0.9%
Arista Networks, Inc.†	6,137	1,826,678
Total Long-Term Investment Securities (cost $175,389,281)		211,489,801

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1) (cost $1,775,675)	1,775,675	$ 1,775,675
TOTAL INVESTMENTS (cost $177,164,956)(2)	100.0%	213,265,476
Other assets less liabilities	(0.0)	(102,808)
NET ASSETS	100.0%	$213,162,668
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$211,489,801	$—	$—	$211,489,801
Short-Term Investments	1,775,675	—	—	1,775,675
Total Investments at Value	$213,265,476	$—	$—	$213,265,476
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 58.9%
VALIC Company I Core Bond Fund (cost $189,743,738)	18,167,397	$172,953,618
Domestic Equity Investment Companies — 30.0%
VALIC Company I Small Cap Growth Fund†	382,202	5,878,258
VALIC Company I Small Cap Value Fund	475,141	5,749,211
VALIC Company I Stock Index Fund	972,211	51,585,498
VALIC Company I Systematic Growth Fund	723,875	12,436,175
VALIC Company I Systematic Value Fund	898,869	12,575,182
Total Domestic Equity Investment Companies (cost $79,815,794)		88,224,324
International Equity Investment Companies — 10.1%
VALIC Company I International Equities Index Fund (cost $24,564,527)	3,504,822	29,545,650
Total Long-Term Investment Securities (cost $294,124,059)		290,723,592
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2) (cost $2,924,502)	2,924,502	2,924,502
TOTAL INVESTMENTS (cost $297,048,561)(3)	100.0%	293,648,094
Other assets less liabilities	(0.0)	(86,313)
NET ASSETS	100.0%	$293,561,781
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$290,723,592	$—	$—	$290,723,592
Short-Term Investments	2,924,502	—	—	2,924,502
Total Investments at Value	$293,648,094	$—	$—	$293,648,094
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.5%
Aerospace/Defense — 0.4%
BAE Systems PLC
5.50%, 03/26/2054*	$ 453,000	$ 441,099
Boeing Co.
3.38%, 06/15/2046	1,098,000	693,889
5.15%, 05/01/2030	1,278,000	1,219,373
5.93%, 05/01/2060	1,311,000	1,156,346
6.26%, 05/01/2027*	300,000	301,991
6.86%, 05/01/2054*	300,000	304,267
7.01%, 05/01/2064*	300,000	302,591
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,150,000	1,137,927
5.40%, 07/31/2033	1,911,000	1,895,428
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,822
4.45%, 05/15/2028	515,000	506,197
Northrop Grumman Corp.
4.95%, 03/15/2053	306,000	276,767
5.20%, 06/01/2054	392,000	366,800
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,604,000	1,523,419
RTX Corp.
6.40%, 03/15/2054	953,000	1,038,983
		11,168,899
Airlines — 0.1%
Air Canada
3.88%, 08/15/2026*	690,000	655,019
American Airlines, Inc.
7.25%, 02/15/2028*	288,000	287,583
8.50%, 05/15/2029*	108,000	111,394
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,490,028	1,283,607
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	437,228	403,170
United Airlines, Inc.
4.63%, 04/15/2029*	339,000	313,338
		3,054,111
Auto Manufacturers — 0.6%
Cummins, Inc.
5.45%, 02/20/2054	169,000	165,620
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*	947,000	940,800
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	363,830
Ford Motor Co.
4.75%, 01/15/2043	681,000	550,572
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,042,000	923,634
5.11%, 05/03/2029	242,000	233,085
5.80%, 03/05/2027	586,000	585,386
5.85%, 05/17/2027	892,000	891,593
7.35%, 03/06/2030	201,000	211,854
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029*	300,000	300,330
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,113,000	916,071
5.75%, 02/08/2031	552,000	551,656
5.80%, 01/07/2029	1,273,000	1,281,818
5.85%, 04/06/2030	1,551,000	1,564,143
5.95%, 04/04/2034	925,000	920,650
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.35%, 03/19/2029*	$ 1,223,000	$ 1,214,087
5.80%, 06/26/2025*	913,000	913,385
6.50%, 01/16/2029*	903,000	937,935
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025*	2,047,000	2,048,631
		15,515,080
Auto Parts & Equipment — 0.0%
Nemak SAB de CV
3.63%, 06/28/2031	350,000	277,316
ZF North America Capital, Inc.
6.88%, 04/23/2032*	210,000	214,830
		492,146
Banks — 8.5%
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	521,045
Banco de Credito del Peru S.A.
2.70%, 01/11/2025	1,350,000	1,322,418
Banco Santander SA
5.59%, 08/08/2028	2,000,000	2,011,652
6.35%, 03/14/2034	4,200,000	4,230,849
6.92%, 08/08/2033	600,000	631,141
6.94%, 11/07/2033	1,000,000	1,088,372
Bank of America Corp.
0.98%, 09/25/2025	1,811,000	1,784,062
2.46%, 10/22/2025	5,028,000	4,962,941
3.31%, 04/22/2042	1,026,000	777,317
3.85%, 03/08/2037	5,479,000	4,807,539
3.97%, 02/07/2030	2,234,000	2,105,078
4.08%, 04/23/2040	2,416,000	2,049,583
4.18%, 11/25/2027	2,557,000	2,465,903
4.57%, 04/27/2033	1,355,000	1,272,527
6.11%, 01/29/2037	2,059,000	2,147,472
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,596,404
Bank of Nova Scotia
4.59%, 05/04/2037	2,598,000	2,330,030
5.65%, 02/01/2034	1,516,000	1,536,730
BankUnited, Inc.
5.13%, 06/11/2030	1,672,000	1,506,342
Barclays PLC
3.56%, 09/23/2035	3,549,000	3,051,826
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,412,792
1.68%, 06/30/2027*	2,393,000	2,212,271
5.89%, 12/05/2034*	1,948,000	2,004,402
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,210,031
5.94%, 05/30/2035*	420,000	419,907
6.51%, 01/18/2035*	423,000	429,219
7.00%, 10/19/2034*	1,000,000	1,077,239
CBQ Finance, Ltd.
2.00%, 05/12/2026	568,000	528,230
Citibank NA
5.57%, 04/30/2034	650,000	659,056
Citigroup, Inc.
2.57%, 06/03/2031	665,000	567,379
2.67%, 01/29/2031	383,000	331,604
2.90%, 11/03/2042	584,000	410,287
3.11%, 04/08/2026	1,996,000	1,952,096
3.67%, 07/24/2028	336,000	319,220

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.45%, 09/29/2027	$ 2,537,000	$ 2,469,424
5.88%, 02/22/2033	2,088,000	2,138,600
6.00%, 10/31/2033	4,279,000	4,407,091
6.17%, 05/25/2034	742,000	753,546
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,080,000	3,867,027
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	4,851,000	4,567,408
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,460,365
5.30%, 07/12/2028*	2,486,000	2,498,771
6.25%, 01/10/2035*	2,091,000	2,116,761
Credit Suisse AG
7.50%, 02/15/2028	519,000	554,446
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	586,485
Danske Bank A/S
0.98%, 09/10/2025*	1,000,000	986,303
3.24%, 12/20/2025*	2,050,000	2,019,821
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	523,195
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,459,811
3.74%, 01/07/2033	3,366,000	2,783,610
5.41%, 05/10/2029	295,000	294,474
6.72%, 01/18/2029	274,000	282,922
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	508,000	515,305
First Horizon Bank
5.75%, 05/01/2030	1,248,000	1,184,972
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,171,000	1,984,432
2.38%, 07/21/2032	1,876,000	1,531,267
3.21%, 04/22/2042	1,456,000	1,079,216
3.80%, 03/15/2030	600,000	557,199
4.22%, 05/01/2029	2,404,000	2,304,529
5.85%, 04/25/2035	350,000	357,445
6.75%, 10/01/2037	3,035,000	3,294,017
HSBC Holdings PLC
4.18%, 12/09/2025	1,069,000	1,059,133
6.33%, 03/09/2044	3,508,000	3,705,784
8.11%, 11/03/2033	858,000	972,645
ING Groep NV
1.40%, 07/01/2026*	3,427,000	3,272,377
6.11%, 09/11/2034	210,000	216,564
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	590,435
7.78%, 06/20/2054*	894,000	958,197
JPMorgan Chase & Co.
2.01%, 03/13/2026	3,446,000	3,348,214
2.07%, 06/01/2029	1,172,000	1,035,577
2.53%, 11/19/2041	5,888,000	4,025,678
2.55%, 11/08/2032	300,000	247,977
3.54%, 05/01/2028	2,178,000	2,073,074
4.91%, 07/25/2033	300,000	290,733
6.25%, 10/23/2034	524,000	552,936
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,476,688
4.90%, 08/08/2032	1,209,000	1,069,812
Kookmin Bank
2.50%, 11/04/2030	1,580,000	1,308,164
Security Description	Shares or Principal Amount	Value

Banks (continued)
Lloyds Banking Group PLC
5.68%, 01/05/2035	$ 977,000	$ 973,621
5.72%, 06/05/2030	2,000,000	2,011,482
5.87%, 03/06/2029	428,000	432,724
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,344,321
4.79%, 07/18/2025	2,128,000	2,124,932
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	3,924,000	3,887,909
5.78%, 07/06/2029	3,878,000	3,925,400
Morgan Stanley
1.16%, 10/21/2025	1,082,000	1,062,499
1.51%, 07/20/2027	2,979,000	2,742,278
1.59%, 05/04/2027	1,042,000	966,521
2.48%, 09/16/2036	300,000	236,536
3.22%, 04/22/2042	2,077,000	1,549,324
3.62%, 04/01/2031	635,000	579,625
5.30%, 04/20/2037	2,968,000	2,838,389
5.94%, 02/07/2039	674,000	667,260
Morgan Stanley VRS
3.59%, 07/22/2028(1)	4,264,000	4,045,178
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	313,391
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,675,968
3.03%, 11/28/2035	2,669,000	2,238,051
4.45%, 05/08/2030	778,000	740,272
4.89%, 05/18/2029	755,000	735,919
8.00%, 08/10/2025(2)	1,096,000	1,101,987
NatWest Markets PLC
5.41%, 05/17/2029*	1,205,000	1,201,378
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	744,000	700,327
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,557,924
QNB Finance, Ltd.
2.63%, 05/12/2025	552,000	534,927
4.88%, 01/30/2029	352,000	343,667
Regions Bank
6.45%, 06/26/2037	563,000	575,343
Regions Financial Corp.
7.38%, 12/10/2037	1,378,000	1,514,648
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,013,369
Shanghai Commercial Bank, Ltd.
6.38%, 02/28/2033	400,000	404,420
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	800,000	788,534
Signature Bank
4.00%, 10/15/2030	740,000	410,407
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	970,067
6.45%, 01/10/2029*	2,500,000	2,552,739
7.13%, 01/19/2055*	851,000	847,491
Standard Chartered PLC
2.82%, 01/30/2026	540,000	528,750
5.69%, 05/14/2028*	1,280,000	1,280,747
5.91%, 05/14/2035*	2,520,000	2,517,161
Swedbank AB
1.54%, 11/16/2026*	3,767,000	3,438,446
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	372,000	338,149

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Truist Financial Corp.
5.12%, 01/26/2034	$ 1,000,000	$ 952,365
7.16%, 10/30/2029	2,000,000	2,118,310
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,471,351
4.13%, 09/24/2025*	269,000	263,403
4.75%, 05/12/2028*	1,677,000	1,640,029
5.43%, 02/08/2030*	1,620,000	1,612,849
5.62%, 09/13/2030*	720,000	721,281
UniCredit SpA
2.57%, 09/22/2026*	2,182,000	2,091,651
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,334,421
US Bancorp
2.49%, 11/03/2036	4,737,000	3,702,955
Wells Fargo & Co.
2.57%, 02/11/2031	1,207,000	1,038,756
2.88%, 10/30/2030	1,478,000	1,302,110
3.07%, 04/30/2041	1,796,000	1,318,461
4.30%, 07/22/2027	5,261,000	5,113,992
4.65%, 11/04/2044	958,000	822,503
5.39%, 04/24/2034	1,053,000	1,036,351
5.50%, 01/23/2035	556,000	551,183
5.61%, 01/15/2044	978,000	950,494
Zions Bancorp NA
3.25%, 10/29/2029	1,590,000	1,318,897
		218,588,837
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,059,000	2,808,892
Coca-Cola Co.
5.40%, 05/13/2064	581,000	572,228
Constellation Brands, Inc.
4.35%, 05/09/2027	738,000	720,202
PepsiCo, Inc.
3.60%, 02/18/2028	966,000	926,794
3.90%, 07/18/2032	1,093,000	1,014,038
4.00%, 03/05/2042	189,000	161,350
		6,203,504
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	831,807
3.15%, 02/21/2040	1,924,000	1,439,587
4.40%, 05/01/2045	505,000	426,117
5.25%, 03/02/2030	547,000	548,429
5.25%, 03/02/2033	221,000	219,319
5.65%, 03/02/2053	971,000	958,320
5.75%, 03/02/2063	1,006,000	990,531
Gilead Sciences, Inc.
5.55%, 10/15/2053	895,000	888,152
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	596,000	485,690
2.80%, 09/15/2050	1,565,000	957,285
Royalty Pharma PLC
2.15%, 09/02/2031	1,883,000	1,502,413
		9,247,650
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,804,000	1,395,016
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
5.90%, 03/15/2034	$ 445,000	$ 462,268
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,592,662
GCC SAB de CV
3.61%, 04/20/2032	600,000	509,161
Lennox International, Inc.
5.50%, 09/15/2028	2,311,000	2,318,517
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,053,000	869,910
Owens Corning
5.50%, 06/15/2027	295,000	296,545
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	232,781
5.00%, 02/15/2027*	100,000	96,968
		7,773,828
Chemicals — 0.3%
CF Industries, Inc.
5.38%, 03/15/2044	690,000	636,602
Consolidated Energy Finance SA
5.63%, 10/15/2028*	303,000	260,765
Dow Chemical Co.
5.60%, 02/15/2054	440,000	424,749
Eastman Chemical Co.
5.75%, 03/08/2033	508,000	511,918
Ecolab, Inc.
2.70%, 12/15/2051	1,737,000	1,077,275
5.25%, 01/15/2028	1,312,000	1,322,917
MEGlobal BV
4.25%, 11/03/2026	540,000	517,742
Methanex Corp.
5.13%, 10/15/2027	169,000	163,197
Minerals Technologies, Inc.
5.00%, 07/01/2028*	300,000	283,524
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	196,000	208,408
RPM International, Inc.
2.95%, 01/15/2032	208,000	173,134
Sasol Financing USA LLC
8.75%, 05/03/2029	260,000	260,039
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033	520,000	535,605
Solvay Finance America LLC
5.65%, 06/04/2029*	708,000	712,578
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	162,000	68,460
Westlake Corp.
3.38%, 08/15/2061	588,000	354,826
		7,511,739
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	143,996
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	244,000	220,278
4.63%, 06/01/2028*	80,000	72,030
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	244,000	222,642

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Block, Inc.
6.50%, 05/15/2032*	$ 220,000	$ 222,044
Deluxe Corp.
8.00%, 06/01/2029*	443,000	413,274
DP World, Ltd.
5.63%, 09/25/2048	544,000	511,075
Ford Foundation
2.82%, 06/01/2070	1,443,000	837,850
Garda World Security Corp.
6.00%, 06/01/2029*	204,000	183,217
9.50%, 11/01/2027*	178,000	178,151
GXO Logistics, Inc.
6.25%, 05/06/2029	803,000	814,175
Hertz Corp.
4.63%, 12/01/2026*	340,000	263,981
Metis Merger Sub LLC
6.50%, 05/15/2029*	196,000	180,552
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	278,000	282,170
Movida Europe SA
7.85%, 04/11/2029*	280,000	263,673
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	247,000	146,916
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	164,237
PROG Holdings, Inc.
6.00%, 11/15/2029*	293,000	274,681
Quanta Services, Inc.
2.35%, 01/15/2032	1,372,000	1,109,516
2.90%, 10/01/2030	488,000	425,629
3.05%, 10/01/2041	972,000	685,317
S&P Global, Inc.
2.70%, 03/01/2029	1,608,000	1,448,608
Sotheby's
7.38%, 10/15/2027*	279,000	242,855
TriNet Group, Inc.
3.50%, 03/01/2029*	218,000	192,426
Triton Container International, Ltd.
2.05%, 04/15/2026*	830,000	769,800
3.15%, 06/15/2031*	1,009,000	834,177
Upbound Group, Inc.
6.38%, 02/15/2029*	357,000	344,245
		11,303,519
Computers — 0.5%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	368,000	341,320
Apple, Inc.
1.40%, 08/05/2028	1,047,000	915,556
2.65%, 05/11/2050	499,000	316,143
2.70%, 08/05/2051	733,000	462,742
3.95%, 08/08/2052	1,125,000	907,066
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	147,000	150,892
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,942,000	1,427,372
8.10%, 07/15/2036	491,000	586,750
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	166,000	168,125
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,039,000	1,908,856
Security Description	Shares or Principal Amount	Value

Computers (continued)
5.25%, 07/01/2028	$ 1,845,000	$ 1,857,324
Leidos, Inc.
4.38%, 05/15/2030	1,646,000	1,548,165
5.75%, 03/15/2033	935,000	944,660
McAfee Corp.
7.38%, 02/15/2030*	443,000	410,071
NCR Voyix Corp.
5.13%, 04/15/2029*	189,000	175,490
Seagate HDD Cayman
4.09%, 06/01/2029	192,000	175,747
Wipro IT Services LLC
1.50%, 06/23/2026	576,000	531,829
		12,828,108
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	210,000	191,184
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	1,242,000	1,215,616
Haleon UK Capital PLC
3.13%, 03/24/2025	2,145,000	2,100,535
Haleon US Capital LLC
3.63%, 03/24/2032	2,772,000	2,473,308
Kenvue, Inc.
4.90%, 03/22/2033	547,000	537,757
Procter & Gamble Co.
3.95%, 01/26/2028	710,000	693,787
		7,212,187
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	214,000	223,589
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,673,926
AG Issuer LLC
6.25%, 03/01/2028*	153,000	149,245
Ally Financial, Inc.
6.70%, 02/14/2033	705,000	705,647
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,654,664
5.75%, 11/15/2029*	965,000	957,807
6.38%, 05/04/2028*	343,000	347,792
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	396,000	414,786
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	353,219
CMB International Leasing Management, Ltd.
2.88%, 02/04/2031	220,000	189,633
2.88%, 02/04/2031	400,000	344,788
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	484,000	390,859
Credit Acceptance Corp.
9.25%, 12/15/2028*	261,000	275,545
Enact Holdings, Inc.
6.50%, 08/15/2025*	186,000	187,349
Enova International, Inc.
8.50%, 09/15/2025*	272,000	272,561
11.25%, 12/15/2028*	58,000	62,205
goeasy, Ltd.
4.38%, 05/01/2026*	131,000	126,522
7.63%, 07/01/2029*	160,000	162,630

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	$ 1,760,000	$ 1,609,091
5.20%, 06/15/2062	991,000	924,068
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	217,000	220,924
LFS Topco LLC
5.88%, 10/15/2026*	206,000	192,629
Nasdaq, Inc.
5.95%, 08/15/2053	484,000	491,953
6.10%, 06/28/2063	579,000	594,274
OneMain Finance Corp.
5.38%, 11/15/2029	178,000	165,543
7.50%, 05/15/2031	105,000	105,034
Power Finance Corp., Ltd.
3.35%, 05/16/2031	600,000	516,180
Synchrony Financial
4.50%, 07/23/2025	3,253,000	3,192,460
USAA Capital Corp.
3.38%, 05/01/2025*	887,000	871,060
		27,152,394
Electric — 2.9%
AES Corp.
2.45%, 01/15/2031	2,755,000	2,262,242
5.45%, 06/01/2028	1,239,000	1,233,077
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	214,000	212,529
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	514,753
Ameren Corp.
5.70%, 12/01/2026	721,000	725,112
American Electric Power Co., Inc.
5.63%, 03/01/2033	1,161,000	1,153,493
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	324,000	316,269
Avangrid, Inc.
3.20%, 04/15/2025	2,053,000	2,008,471
Buffalo Energy Mexico Holdings
7.88%, 02/15/2039*	400,000	423,973
Calpine Corp.
3.75%, 03/01/2031*	223,000	195,026
5.00%, 02/01/2031*	250,000	230,893
Clearway Energy Operating LLC
3.75%, 01/15/2032*	192,000	163,401
CMS Energy Corp.
3.75%, 12/01/2050	1,168,000	964,998
4.75%, 06/01/2050	1,340,000	1,231,107
Cometa Energia SA de CV
6.38%, 04/24/2035	374,880	374,271
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,140,000	889,953
4.45%, 03/15/2044	753,000	642,969
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,404,105
5.75%, 10/01/2041	1,000,000	972,602
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	250,382
Dominion Energy, Inc.
5.25%, 08/01/2033	1,933,000	1,884,203
5.75%, 10/01/2054	826,000	821,343
DTE Electric Co.
3.95%, 03/01/2049	1,667,000	1,314,411
Security Description	Shares or Principal Amount	Value

Electric (continued)
DTE Energy Co.
4.88%, 06/01/2028	$ 1,823,000	$ 1,794,464
Duke Energy Carolinas LLC
3.55%, 03/15/2052	653,000	459,112
5.40%, 01/15/2054	496,000	476,677
Duke Energy Florida LLC
5.95%, 11/15/2052	738,000	756,185
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	529,000	517,639
Duke Energy Progress LLC
4.00%, 04/01/2052	1,044,000	796,002
Emera US Finance LP
4.75%, 06/15/2046	1,824,000	1,476,488
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,055,690
4.75%, 05/25/2047*	1,025,000	869,987
7.75%, 10/14/2052*	1,090,000	1,287,464
Engie Energia Chile SA
3.40%, 01/28/2030	600,000	520,362
Engie SA
5.25%, 04/10/2029*	850,000	844,373
5.88%, 04/10/2054*	962,000	935,671
Entergy Mississippi LLC
3.50%, 06/01/2051	778,000	540,661
5.85%, 06/01/2054	360,000	358,490
Entergy Texas, Inc.
4.50%, 03/30/2039	2,854,000	2,513,530
5.00%, 09/15/2052	326,000	288,154
FirstEnergy Corp.
5.10%, 07/15/2047	553,000	475,386
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,955,000	1,598,343
Florida Power & Light Co.
5.15%, 06/15/2029	655,000	656,952
Georgia Power Co.
3.25%, 03/15/2051	2,129,000	1,436,708
Interstate Power & Light Co.
3.50%, 09/30/2049	1,497,000	1,042,252
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	453,948
Kentucky Power Co.
7.00%, 11/15/2033*	912,000	963,613
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	446,000	362,123
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	526,456	523,847
Metropolitan Edison Co.
5.20%, 04/01/2028*	2,236,000	2,228,536
Minejesa Capital BV
5.63%, 08/10/2037	580,000	516,404
Narragansett Electric Co.
5.35%, 05/01/2034*	417,000	409,937
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,768,000	1,736,154
5.10%, 05/06/2027	150,000	149,814
National Rural Utilities Cooperative Finance Corp. FRS
8.50%, (TSFR3M+3.17%), 04/30/2043	558,000	558,000
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,651,000	1,672,733
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	816,000	817,400

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	$ 398,000	$ 407,431
NRG Energy, Inc.
3.63%, 02/15/2031*	531,000	455,016
5.25%, 06/15/2029*	39,000	37,200
OGE Energy Corp.
5.45%, 05/15/2029	661,000	662,618
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	318,710
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,147,000	1,064,822
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,417,000	1,745,884
4.30%, 03/15/2045	2,695,000	2,075,494
4.95%, 06/08/2025	1,138,000	1,127,643
5.80%, 05/15/2034	127,000	126,694
6.40%, 06/15/2033	157,000	162,971
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	338,000	309,833
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	1,500,000	1,220,422
Public Service Co. of Colorado
2.70%, 01/15/2051	3,266,000	1,905,811
3.70%, 06/15/2028	1,451,000	1,371,877
4.10%, 06/15/2048	1,415,000	1,077,726
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,694,000	1,358,922
RWE Finance US LLC
6.25%, 04/16/2054*	912,000	909,820
San Diego Gas & Electric Co.
5.55%, 04/15/2054	625,000	609,633
Southern California Edison Co.
4.88%, 02/01/2027	477,000	473,262
5.20%, 06/01/2034	1,500,000	1,460,312
5.45%, 06/01/2031	1,650,000	1,655,497
5.85%, 11/01/2027	474,000	483,048
Union Electric Co.
3.90%, 04/01/2052	893,000	685,282
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	368,480
6.00%, 04/15/2034*	101,000	101,145
		74,458,235
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	216,858
6.63%, 01/15/2032*	31,000	31,240
		248,098
Electronics — 0.4%
Allegion US Holding Co, Inc.
5.60%, 05/29/2034	270,000	269,523
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	627,000	620,407
Amphenol Corp.
5.05%, 04/05/2029	1,033,000	1,030,065
5.25%, 04/05/2034	614,000	612,011
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	215,000	222,647
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.
1.75%, 09/01/2031	$ 1,641,000	$ 1,324,246
4.25%, 01/15/2029	1,289,000	1,256,629
4.95%, 09/01/2031	1,156,000	1,151,427
5.35%, 03/01/2064	731,000	710,374
Imola Merger Corp.
4.75%, 05/15/2029*	300,000	279,236
Jabil, Inc.
5.45%, 02/01/2029	226,000	225,032
TD Synnex Corp.
6.10%, 04/12/2034	860,000	866,795
Trimble, Inc.
4.90%, 06/15/2028	272,000	266,905
6.10%, 03/15/2033	320,000	329,777
TTM Technologies, Inc.
4.00%, 03/01/2029*	307,000	278,088
Vontier Corp.
2.95%, 04/01/2031	923,000	758,462
		10,201,624
Energy-Alternate Sources — 0.0%
Greenko Wind Projects Mauritius, Ltd.
5.50%, 04/06/2025	264,000	259,038
India Green Power Holdings
4.00%, 02/22/2027	261,324	238,040
		497,078
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	251,000	249,460
6.35%, 08/18/2028	320,000	328,269
VM Consolidated, Inc.
5.50%, 04/15/2029*	346,000	330,186
		907,915
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	282,000	288,285
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	119,000	107,507
6.50%, 02/15/2032*	44,000	43,509
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	308,000	268,421
Ontario Gaming GTA LP
8.00%, 08/01/2030*	198,000	202,985
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	334,000	312,325
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	679,000	561,148
5.39%, 03/15/2062	272,000	213,907
		1,998,087
Environmental Control — 0.1%
Covanta Holding Corp.
5.00%, 09/01/2030	270,000	242,972
Enviri Corp.
5.75%, 07/31/2027*	431,000	408,640
Republic Services, Inc.
5.00%, 04/01/2034	566,000	552,362
Waste Connections, Inc.
2.20%, 01/15/2032	865,000	698,828
4.25%, 12/01/2028	352,000	340,215

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Management, Inc.
4.63%, 02/15/2030	$ 221,000	$ 216,453
4.88%, 02/15/2034	1,159,000	1,130,910
		3,590,380
Food — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	290,875
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,567,000	1,513,808
BRF SA
4.88%, 01/24/2030	300,000	272,455
C&S Group Enterprises LLC
5.00%, 12/15/2028*	675,000	498,808
Cencosud SA
4.38%, 07/17/2027	540,000	514,810
Conagra Brands, Inc.
7.00%, 10/01/2028	652,000	692,156
General Mills, Inc.
4.70%, 01/30/2027	387,000	381,746
5.50%, 10/17/2028	543,000	549,907
Hormel Foods Corp.
4.80%, 03/30/2027	1,542,000	1,534,754
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031	600,000	519,270
J.M. Smucker Co.
5.90%, 11/15/2028	1,028,000	1,055,145
6.50%, 11/15/2043	628,000	662,622
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SAR
3.00%, 05/15/2032	855,000	694,403
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/2031	1,380,000	1,194,472
6.50%, 12/01/2052	1,000,000	1,003,214
Kraft Heinz Foods Co.
4.38%, 06/01/2046	3,972,000	3,255,894
4.88%, 10/01/2049	867,000	757,618
Kroger Co.
3.88%, 10/15/2046	493,000	369,701
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	121,752
Mars, Inc.
4.65%, 04/20/2031*	2,134,000	2,079,793
McCormick & Co., Inc.
4.95%, 04/15/2033	688,000	667,823
Nestle Holdings, Inc.
5.25%, 03/13/2026*	1,565,000	1,569,365
Performance Food Group, Inc.
5.50%, 10/15/2027*	199,000	193,954
Sigma Finance Netherlands BV
4.88%, 03/27/2028	400,000	390,581
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,479,000	1,417,844
5.20%, 04/01/2029*	1,817,000	1,751,560
Sysco Corp.
4.45%, 03/15/2048	3,353,000	2,771,336
4.50%, 04/01/2046	1,904,000	1,605,089
5.95%, 04/01/2030	472,000	489,889
6.60%, 04/01/2050	1,157,000	1,289,328
		30,109,972
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030	$ 430,000	$ 396,886
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,867,000	1,715,838
Glatfelter Corp.
4.75%, 11/15/2029*	370,000	300,507
Inversiones CMPC SA
6.13%, 02/26/2034*	520,000	522,380
Suzano Austria GmbH
3.75%, 01/15/2031	596,000	513,553
		3,449,164
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	850,000	867,447
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,629,000	1,628,531
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/2029	600,000	535,998
Southern California Gas Co.
5.60%, 04/01/2054	622,000	607,019
		3,638,995
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	1,020,000	939,084
Healthcare-Products — 0.2%
Agilent Technologies, Inc.
2.30%, 03/12/2031	1,010,000	838,777
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	713,432
Medline Borrower LP
3.88%, 04/01/2029*	215,000	195,688
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	150,000	150,030
STERIS PLC
3.75%, 03/15/2051	597,000	432,590
Stryker Corp.
4.85%, 12/08/2028	1,226,000	1,212,156
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,024,000	1,023,703
		4,566,376
Healthcare-Services — 0.9%
Elevance Health, Inc.
2.88%, 09/15/2029	1,396,000	1,245,530
6.10%, 10/15/2052	715,000	747,145
HCA, Inc.
3.38%, 03/15/2029	781,000	713,078
3.50%, 09/01/2030	1,564,000	1,399,530
3.50%, 07/15/2051	1,709,000	1,140,406
4.63%, 03/15/2052	1,895,000	1,527,522
5.25%, 06/15/2049	1,017,000	902,096
5.45%, 04/01/2031	1,130,000	1,122,884
Humana, Inc.
1.35%, 02/03/2027	1,727,000	1,557,440
5.50%, 03/15/2053	496,000	461,637
5.75%, 04/15/2054	656,000	631,595
5.88%, 03/01/2033	641,000	649,409
Roche Holdings, Inc.
2.13%, 03/10/2025*	1,784,000	1,739,958
4.91%, 03/08/2031*	679,000	673,825
5.49%, 11/13/2030*	1,217,000	1,243,033

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Select Medical Corp.
6.25%, 08/15/2026*	$ 252,000	$ 252,084
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,485,000	2,333,797
4.75%, 05/15/2052	1,395,000	1,234,905
4.95%, 05/15/2062	592,000	527,063
5.25%, 02/15/2028	1,638,000	1,654,365
		21,757,302
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	316,000	288,760
Insurance — 0.9%
Americo Life, Inc.
3.45%, 04/15/2031*	523,000	416,127
Aon North America, Inc.
5.30%, 03/01/2031	2,121,000	2,111,538
5.75%, 03/01/2054	1,368,000	1,345,359
Arthur J Gallagher & Co.
5.75%, 03/02/2053	891,000	861,416
5.75%, 07/15/2054	496,000	481,940
6.75%, 02/15/2054	644,000	708,624
Athene Global Funding
1.73%, 10/02/2026*	2,736,000	2,502,424
Athene Holding, Ltd.
3.45%, 05/15/2052	210,000	134,182
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	142,000	143,394
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,603,918
Enstar Group, Ltd.
3.10%, 09/01/2031	604,000	489,504
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,217,000	2,025,946
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	290,000	289,539
F&G Global Funding
2.30%, 04/11/2027*	1,725,000	1,548,983
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	260,000	258,050
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	299,000	314,691
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,306,000	784,864
New York Life Global Funding
4.85%, 01/09/2028*	881,000	872,362
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	1,190,000	1,159,912
5.16%, 05/28/2031*	1,000,000	995,688
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	964,000	939,006
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	161,000	162,340
Prudential Financial, Inc.
3.91%, 12/07/2047	447,000	343,966
5.70%, 09/15/2048	1,090,000	1,068,064
Prudential Funding Asia PLC
3.13%, 04/14/2030	631,000	562,245
Ryan Specialty LLC
4.38%, 02/01/2030*	168,000	154,995
Security Description	Shares or Principal Amount	Value

Insurance (continued)
SBL Holdings, Inc.
5.00%, 02/18/2031*	$ 671,000	$ 577,126
Willis North America, Inc.
4.65%, 06/15/2027	798,000	781,270
5.90%, 03/05/2054	679,000	661,922
		24,299,395
Internet — 0.2%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	214,000	194,470
Alibaba Group Holding, Ltd.
4.00%, 12/06/2037	320,000	273,833
Amazon.com, Inc.
3.30%, 04/13/2027	539,000	515,873
3.60%, 04/13/2032	221,000	201,971
4.10%, 04/13/2062	872,000	697,969
4.65%, 12/01/2029	410,000	408,541
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	157,000	156,264
Expedia Group, Inc.
2.95%, 03/15/2031	676,000	582,068
Gen Digital, Inc.
6.75%, 09/30/2027*	98,000	98,782
7.13%, 09/30/2030*	60,000	60,920
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	322,000	289,971
ION Trading Technologies SARL
5.75%, 05/15/2028*	310,000	281,651
9.50%, 05/30/2029*	200,000	201,460
Meituan
3.05%, 10/28/2030	624,000	536,961
NAVER Corp.
1.50%, 03/29/2026	560,000	520,906
Prosus NV
4.03%, 08/03/2050	280,000	183,618
4.19%, 01/19/2032	600,000	516,156
Tencent Holdings, Ltd.
3.68%, 04/22/2041	664,000	520,406
		6,241,820
Investment Companies — 0.0%
Beijing State-Owned Assets Management Hong Kong Co, Ltd.
4.13%, 05/26/2025	540,000	530,494
Gaci First Investment Co.
5.13%, 02/14/2053	580,000	494,450
		1,024,944
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	175,000	163,536
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	190,000	177,841
6.25%, 10/01/2040	48,000	40,682
Commercial Metals Co.
3.88%, 02/15/2031	301,000	264,252
CSN Inova Ventures
6.75%, 01/28/2028	268,000	258,132
Mineral Resources, Ltd.
8.00%, 11/01/2027*	98,000	99,693
8.13%, 05/01/2027*	192,000	193,978
8.50%, 05/01/2030*	25,000	25,885
9.25%, 10/01/2028*	283,000	297,525

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Nucor Corp.
4.30%, 05/23/2027	$ 539,000	$ 527,207
POSCO
4.88%, 01/23/2027*	356,000	350,847
Vale Overseas, Ltd.
6.88%, 11/21/2036	400,000	422,930
		2,822,508
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	594,000	583,060
6.00%, 05/01/2029*	239,000	233,587
NCL Corp., Ltd.
3.63%, 12/15/2024*	438,000	431,672
7.75%, 02/15/2029*	105,000	107,899
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	281,000	270,874
		1,627,092
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	518,671
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/2029*	321,000	296,452
Marriott International, Inc.
2.85%, 04/15/2031	1,030,000	875,191
3.50%, 10/15/2032	777,000	671,010
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	373,000	334,817
5.75%, 07/21/2028	280,000	261,045
Sands China, Ltd.
2.85%, 03/08/2029	800,000	702,167
4.63%, 06/18/2030	1,430,000	1,322,199
Station Casinos LLC
6.63%, 03/15/2032*	182,000	178,666
Studio City Finance, Ltd.
5.00%, 01/15/2029*	258,000	224,718
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,107
6.00%, 04/01/2027	199,000	198,330
Wynn Macau, Ltd.
5.13%, 12/15/2029*	216,000	193,969
		5,786,342
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	399,000	367,206
4.80%, 01/06/2026	518,000	515,319
4.85%, 02/27/2029	392,000	390,698
5.00%, 05/14/2027	222,000	222,267
5.40%, 03/10/2025	697,000	697,096
Weir Group PLC
2.20%, 05/13/2026*	892,000	834,610
		3,027,196
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	198,000	197,792
5.80%, 03/21/2034	166,000	165,710
CNH Industrial Capital LLC
5.50%, 01/12/2029	587,000	591,290
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Ingersoll Rand, Inc.
5.18%, 06/15/2029	$ 429,000	$ 428,042
John Deere Capital Corp.
1.30%, 10/13/2026	359,000	328,946
3.40%, 06/06/2025	753,000	740,750
4.75%, 01/20/2028	270,000	268,299
4.95%, 07/14/2028	309,000	308,502
5.10%, 04/11/2034	591,000	587,764
nVent Finance SARL
2.75%, 11/15/2031	645,000	527,460
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	635,000	636,937
		4,781,492
Media — 0.8%
Altice Financing SA
5.00%, 01/15/2028*	409,000	323,091
5.75%, 08/15/2029*	194,000	144,009
Belo Corp.
7.25%, 09/15/2027	331,000	331,506
Cable One, Inc.
4.00%, 11/15/2030*	362,000	270,106
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029*	582,000	521,337
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 06/01/2029	420,000	420,459
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,490,000	1,001,159
3.85%, 04/01/2061	1,381,000	813,153
4.80%, 03/01/2050	1,797,000	1,325,104
6.38%, 10/23/2035	196,000	191,293
Comcast Corp.
3.40%, 04/01/2030	852,000	777,200
4.15%, 10/15/2028	1,419,000	1,370,041
4.60%, 10/15/2038	1,249,000	1,135,262
5.30%, 06/01/2034	1,000,000	999,218
5.50%, 05/15/2064	1,312,000	1,255,017
Cox Communications, Inc.
5.45%, 09/15/2028*	1,190,000	1,190,904
CSC Holdings LLC
4.63%, 12/01/2030*	244,000	102,591
5.75%, 01/15/2030*	462,000	199,633
11.75%, 01/31/2029*	80,000	63,577
Discovery Communications LLC
3.63%, 05/15/2030	1,932,000	1,700,039
5.30%, 05/15/2049	790,000	639,095
Fox Corp.
5.58%, 01/25/2049	546,000	499,125
Paramount Global
4.60%, 01/15/2045	220,000	151,946
4.85%, 07/01/2042	1,420,000	1,056,156
5.85%, 09/01/2043	536,000	437,059
6.38%, 03/30/2062	181,000	164,965
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	150,000	119,781
4.00%, 07/15/2028*	308,000	275,710
Sunrise FinCo I BV
4.88%, 07/15/2031*	236,000	210,654
Time Warner Cable LLC
6.55%, 05/01/2037	2,113,000	2,003,915

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Univision Communications, Inc.
6.63%, 06/01/2027*	$ 220,000	$ 212,542
7.38%, 06/30/2030*	215,000	203,741
Virgin Media Finance PLC
5.00%, 07/15/2030*	174,000	144,567
		20,253,955
Mining — 0.2%
Anglo American Capital PLC
5.50%, 05/02/2033*	787,000	774,410
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034	540,000	533,536
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	354,000	314,278
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	165,000	162,733
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	352,000	343,779
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	254,113
Minsur SA
4.50%, 10/28/2031	312,000	275,111
Newmont Corp./Newcrest Finance Pty., Ltd.
5.30%, 03/15/2026*	745,000	742,446
Nexa Resources SA
6.75%, 04/09/2034*	540,000	543,456
South32 Treasury, Ltd.
4.35%, 04/14/2032*	806,000	722,811
Taseko Mines, Ltd.
8.25%, 05/01/2030*	223,000	228,595
WE Soda Investments Holding PLC
9.50%, 10/06/2028	240,000	245,918
		5,141,186
Miscellaneous Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,433,241
3.25%, 05/27/2025*	558,000	547,038
		1,980,279
Multi-National — 0.1%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	1,360,000	1,324,210
Inter-American Development Bank
1.13%, 07/20/2028	1,578,000	1,370,208
		2,694,418
Oil & Gas — 1.3%
Antero Resources Corp.
5.38%, 03/01/2030*	182,000	174,187
Apache Corp.
4.38%, 10/15/2028	701,000	659,401
5.35%, 07/01/2049	1,361,000	1,153,852
6.00%, 01/15/2037	318,000	313,206
Atlas Sand Co., LLC
5.00%, 01/31/2026(4)(5)	1,917,089	1,750,302
Baytex Energy Corp.
7.38%, 03/15/2032*	186,000	188,152
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,450,000	944,291
3.54%, 04/06/2027	1,257,000	1,205,236
4.89%, 09/11/2033	1,187,000	1,152,381
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Chevron Corp.
2.24%, 05/11/2030	$ 2,537,000	$ 2,185,696
Chevron USA, Inc.
4.20%, 10/15/2049	918,000	757,068
Civitas Resources, Inc.
8.63%, 11/01/2030*	72,000	77,017
8.75%, 07/01/2031*	237,000	253,025
Comstock Resources, Inc.
5.88%, 01/15/2030*	310,000	285,755
6.75%, 03/01/2029*	86,000	83,187
Crescent Energy Finance LLC
7.63%, 04/01/2032*	122,000	124,330
9.25%, 02/15/2028*	138,000	146,104
Diamondback Energy, Inc.
4.40%, 03/24/2051	604,000	483,816
5.90%, 04/18/2064	677,000	652,647
6.25%, 03/15/2053	779,000	803,977
Ecopetrol SA
8.38%, 01/19/2036	670,000	654,731
Eni SpA
5.95%, 05/15/2054*	894,000	883,998
EQT Corp.
3.63%, 05/15/2031*	3,058,000	2,674,847
Hess Corp.
6.00%, 01/15/2040	1,173,000	1,210,805
HF Sinclair Corp.
5.00%, 02/01/2028*	1,602,000	1,548,723
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	478,000	455,413
KazMunayGas National Co. JSC
6.38%, 10/24/2048	202,000	184,864
Marathon Oil Corp.
5.30%, 04/01/2029	656,000	657,589
6.60%, 10/01/2037	1,150,000	1,242,621
Nabors Industries, Inc.
7.38%, 05/15/2027*	200,000	199,552
9.13%, 01/31/2030*	78,000	80,542
Nabors Industries, Ltd.
7.50%, 01/15/2028*	96,000	91,348
Occidental Petroleum Corp.
4.40%, 04/15/2046	275,000	217,386
6.13%, 01/01/2031	1,627,000	1,662,208
6.38%, 09/01/2028	603,000	619,721
7.50%, 05/01/2031	804,000	884,822
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,240,725
Petronas Capital, Ltd.
3.50%, 03/18/2025	492,000	483,649
Pioneer Natural Resources Co.
5.10%, 03/29/2026	937,000	934,093
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	515,469
QatarEnergy
2.25%, 07/12/2031	400,000	330,497
Raizen Fuels Finance SA
6.45%, 03/05/2034*	700,000	710,765
Southwestern Energy Co.
5.38%, 02/01/2029	178,000	171,186
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	437,000	431,766
Talos Production, Inc.
9.00%, 02/01/2029*	42,000	44,061
9.38%, 02/01/2031*	210,000	222,252

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Thaioil Treasury Center Co, Ltd.
3.75%, 06/18/2050	$ 500,000	$ 353,399
TotalEnergies Capital SA
5.64%, 04/05/2064	420,000	418,143
Valaris, Ltd.
8.38%, 04/30/2030*	264,000	272,870
Vital Energy, Inc.
7.88%, 04/15/2032*	156,000	158,396
		32,950,071
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	112,000	110,698
6.88%, 04/01/2027*	104,000	104,409
Halliburton Co.
4.75%, 08/01/2043	1,089,000	964,417
Kodiak Gas Services LLC
7.25%, 02/15/2029*	48,000	48,729
		1,228,253
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	116,000	96,878
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	165,000	144,689
4.00%, 09/01/2029*	100,000	82,558
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	152,000	149,569
8.75%, 04/15/2030*	269,000	259,422
Crown Americas LLC
5.25%, 04/01/2030	244,000	234,527
LABL, Inc.
5.88%, 11/01/2028*	348,000	313,011
9.50%, 11/01/2028*	14,000	14,240
Packaging Corp. of America
5.70%, 12/01/2033	1,655,000	1,676,327
Silgan Holdings, Inc.
4.13%, 02/01/2028	263,000	248,163
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054*	742,000	728,199
Sonoco Products Co.
1.80%, 02/01/2025	1,764,000	1,718,791
		5,666,374
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.05%, 11/21/2039	3,150,000	2,718,061
4.25%, 11/21/2049	857,000	711,899
4.95%, 03/15/2031	1,335,000	1,323,855
5.50%, 03/15/2064	354,000	348,011
Astrazeneca Finance LLC
4.85%, 02/26/2029	2,087,000	2,071,335
4.88%, 03/03/2028	1,839,000	1,830,246
4.90%, 03/03/2030	741,000	739,747
Becton Dickinson & Co.
4.30%, 08/22/2032	752,000	699,064
4.69%, 02/13/2028	1,847,000	1,813,367
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	1,049,000	900,011
3.25%, 08/01/2042	649,000	479,118
5.65%, 02/22/2064	344,000	336,146
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.75%, 02/01/2031	$ 683,000	$ 706,442
6.40%, 11/15/2063	434,000	473,361
Cardinal Health, Inc.
4.50%, 11/15/2044	472,000	394,133
4.60%, 03/15/2043	2,823,000	2,409,276
5.13%, 02/15/2029	815,000	809,356
Cencora, Inc.
4.30%, 12/15/2047	1,157,000	952,876
5.13%, 02/15/2034	2,015,000	1,971,854
Cigna Group
2.40%, 03/15/2030	894,000	767,572
3.40%, 03/15/2050	997,000	678,593
3.88%, 10/15/2047	262,000	198,222
5.00%, 05/15/2029	773,000	765,895
CVS Health Corp.
4.78%, 03/25/2038	3,578,000	3,182,567
5.13%, 07/20/2045	1,509,000	1,332,030
5.55%, 06/01/2031	680,000	678,125
6.00%, 06/01/2063	817,000	784,855
Eli Lilly & Co.
4.70%, 02/27/2033	1,187,000	1,159,939
5.10%, 02/09/2064	604,000	571,928
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	688,000	447,389
Johnson & Johnson
4.80%, 06/01/2029	514,000	515,344
Mylan, Inc.
5.20%, 04/15/2048	209,000	168,390
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	125,000	115,460
5.13%, 04/30/2031*	390,000	344,646
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,447,000	1,399,109
5.11%, 05/19/2043	993,000	942,308
5.30%, 05/19/2053	1,488,000	1,422,571
5.34%, 05/19/2063	1,006,000	945,323
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	537,000	512,580
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	165,000	157,810
7.88%, 09/15/2029	80,000	85,287
Viatris, Inc.
3.85%, 06/22/2040	523,000	381,777
4.00%, 06/22/2050	1,332,000	898,507
Zoetis, Inc.
5.60%, 11/16/2032	315,000	321,654
		40,466,039
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	165,325
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	220,000	224,958
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	600,000	508,813
Energy Transfer LP
4.90%, 03/15/2035	1,271,000	1,184,557
4.95%, 05/15/2028	509,000	500,334
5.35%, 05/15/2045	778,000	697,238
5.40%, 10/01/2047	1,280,000	1,149,356
6.13%, 12/15/2045	614,000	605,461

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.40%, 12/01/2030	$ 1,000,000	$ 1,043,716
EnLink Midstream Partners LP FRS
9.70%, (TSFR3M+4.37%), 07/11/2024(2)	328,000	324,444
Enterprise Products Operating LLC
3.70%, 01/31/2051	184,000	135,452
EQM Midstream Partners LP
5.50%, 07/15/2028	39,000	38,242
7.50%, 06/01/2027*	24,000	24,520
7.50%, 06/01/2030*	121,000	127,789
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	567,280	479,846
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	220,000	220,420
8.00%, 01/15/2027	97,000	98,855
8.25%, 01/15/2029	155,000	158,792
GNL Quintero SA
4.63%, 07/31/2029	491,872	480,027
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,978,000	2,797,162
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	720,000	743,869
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	319,649
7.50%, 05/15/2032*	250,000	253,390
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	346,000	346,291
8.88%, 07/15/2028*	136,000	142,723
ITT Holdings LLC
6.50%, 08/01/2029*	611,000	559,252
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,140,000	1,051,855
MPLX LP
5.50%, 06/01/2034	1,591,000	1,556,153
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	46,000	46,826
8.38%, 02/15/2032*	211,000	214,893
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	467,161
Northern Natural Gas Co.
5.63%, 02/01/2054*	529,000	518,647
NuStar Logistics LP
5.75%, 10/01/2025	53,000	52,679
6.38%, 10/01/2030	165,000	164,500
ONEOK Partners LP
6.65%, 10/01/2036	3,459,000	3,625,781
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	860,000	683,809
6.65%, 01/15/2037	1,379,000	1,449,889
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	354,000	362,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	1,028,000	1,013,681
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028	233,000	227,302
5.55%, 11/01/2028	201,000	196,037
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	261,000	235,058
Williams Cos., Inc.
5.75%, 06/24/2044	1,306,000	1,280,215
		26,477,654
Security Description	Shares or Principal Amount	Value

Real Estate — 0.1%
Alpha Star Holding VII, Ltd.
7.75%, 04/27/2026	$ 260,000	$ 262,080
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031	292,000	247,664
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	270,000	268,483
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	172,000	181,047
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	444,000	377,568
4.75%, 02/01/2030	48,000	39,347
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	858,203
		2,234,392
REITS — 0.7%
American Tower Corp.
2.30%, 09/15/2031	1,741,000	1,410,837
5.20%, 02/15/2029	1,595,000	1,583,066
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	448,000	374,347
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	816,831
Crown Castle, Inc.
5.00%, 01/11/2028	1,247,000	1,227,109
5.20%, 02/15/2049	609,000	550,861
5.60%, 06/01/2029	1,023,000	1,029,227
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	785,550
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	486,000	456,720
Healthcare Realty Holdings LP
3.10%, 02/15/2030	1,400,000	1,215,621
Host Hotels & Resorts LP
3.50%, 09/15/2030	2,360,000	2,081,999
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	188,478
LXP Industrial Trust
2.38%, 10/01/2031	287,000	226,636
National Health Investors, Inc.
3.00%, 02/01/2031	541,000	440,388
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	424,204
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	876,000	701,859
3.38%, 02/01/2031	431,000	366,731
Public Storage Operating Co.
5.35%, 08/01/2053	484,000	466,783
Service Properties Trust
4.38%, 02/15/2030	351,000	254,512
5.50%, 12/15/2027	65,000	59,709
8.38%, 06/15/2029	210,000	205,867
8.88%, 06/15/2032	90,000	84,169
UDR, Inc.
2.10%, 08/01/2032	583,000	450,890
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	815,590
Weyerhaeuser Co.
4.00%, 03/09/2052	817,000	624,247
4.75%, 05/15/2026	664,000	655,456
		17,497,687

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.5%
Alsea SAB de CV
7.75%, 12/14/2026	$ 252,000	$ 254,175
AutoZone, Inc.
6.25%, 11/01/2028	319,000	331,167
Brinker International, Inc.
5.00%, 10/01/2024*	198,000	196,936
CEC Entertainment LLC
6.75%, 05/01/2026*	359,000	353,724
Costco Wholesale Corp.
1.60%, 04/20/2030	415,000	346,051
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	274,019
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	303,000	267,819
FirstCash, Inc.
4.63%, 09/01/2028*	253,000	237,230
6.88%, 03/01/2032*	100,000	99,164
Genuine Parts Co.
6.50%, 11/01/2028	1,587,000	1,659,935
Home Depot, Inc.
4.90%, 04/15/2029	1,024,000	1,021,749
Kohl's Corp.
4.63%, 05/01/2031	432,000	348,378
5.55%, 07/17/2045	653,000	418,224
LBM Acquisition LLC
6.25%, 01/15/2029*	443,000	400,021
Lowe's Cos., Inc.
4.45%, 04/01/2062	270,000	209,542
McDonald's Corp.
3.63%, 09/01/2049	1,944,000	1,412,272
4.45%, 03/01/2047	1,394,000	1,170,750
4.80%, 08/14/2028	1,159,000	1,147,800
5.45%, 08/14/2053	159,000	154,328
Murphy Oil USA, Inc.
4.75%, 09/15/2029	250,000	235,518
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	489,000	465,044
5.75%, 11/20/2026	379,000	382,683
Park River Holdings, Inc.
6.75%, 08/01/2029*	489,000	414,589
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	227,172
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	180,000	176,082
		12,204,372
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/2031*	2,656,000	2,220,433
3.19%, 11/15/2036*	1,959,000	1,537,594
Entegris, Inc.
5.95%, 06/15/2030*	288,000	283,490
Foundry JV Holdco LLC
5.88%, 01/25/2034*	1,608,000	1,599,674
6.15%, 01/25/2032*	337,000	343,430
6.25%, 01/25/2035*	476,000	485,518
6.40%, 01/25/2038*	295,000	302,710
Intel Corp.
5.60%, 02/21/2054	455,000	438,829
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.
2.95%, 04/15/2031	$ 1,100,000	$ 941,800
QUALCOMM, Inc.
6.00%, 05/20/2053	738,000	794,341
Texas Instruments, Inc.
4.60%, 02/15/2028	1,263,000	1,251,777
5.05%, 05/18/2063	1,358,000	1,265,802
		11,465,398
Software — 0.5%
Adobe, Inc.
4.85%, 04/04/2027	723,000	722,218
Capstone Borrower, Inc.
8.00%, 06/15/2030*	309,000	313,883
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	270,000	271,455
Cloud Software Group, Inc.
6.50%, 03/31/2029*	270,000	256,070
8.25%, 06/30/2032*	150,000	151,495
Fiserv, Inc.
4.40%, 07/01/2049	2,128,000	1,732,747
5.63%, 08/21/2033	1,256,000	1,262,786
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	274,000	244,397
Intuit, Inc.
5.20%, 09/15/2033	890,000	888,483
Open Text Corp.
3.88%, 02/15/2028*	19,000	17,463
3.88%, 12/01/2029*	239,000	210,444
Oracle Corp.
2.30%, 03/25/2028	991,000	891,623
3.80%, 11/15/2037	3,495,000	2,873,768
4.00%, 11/15/2047	1,533,000	1,163,832
4.90%, 02/06/2033	369,000	356,632
5.55%, 02/06/2053	927,000	875,286
Rackspace Finance LLC
3.50%, 05/15/2028*	383,400	151,374
		12,383,956
Telecommunications — 1.3%
Altice France SA
5.13%, 07/15/2029*	783,000	525,124
5.50%, 01/15/2028*	121,000	84,722
5.50%, 10/15/2029*	846,000	567,560
8.13%, 02/01/2027*	215,000	165,726
AT&T, Inc.
3.85%, 06/01/2060	741,000	517,686
4.50%, 05/15/2035	7,179,000	6,561,501
4.75%, 05/15/2046	860,000	751,163
4.90%, 08/15/2037	2,098,000	1,945,488
5.40%, 02/15/2034	1,230,000	1,220,579
C&W Senior Financing DAC
6.88%, 09/15/2027*	348,000	331,804
Cisco Systems, Inc.
4.85%, 02/26/2029	790,000	787,567
5.30%, 02/26/2054	169,000	165,793
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	199,000	187,898
Corning, Inc.
5.45%, 11/15/2079	830,000	765,018
Iliad Holding SASU
7.00%, 10/15/2028*	274,000	271,337

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
8.50%, 04/15/2031*	$ 200,000	$ 202,442
Rogers Communications, Inc.
5.00%, 02/15/2029	2,106,000	2,074,871
Sable International Finance, Ltd.
5.75%, 09/07/2027*	2,000	1,910
Telefonica Emisiones SA
4.90%, 03/06/2048	1,664,000	1,412,113
5.21%, 03/08/2047	500,000	445,256
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	390,000	166,792
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,431,000	3,897,067
3.60%, 11/15/2060	1,149,000	773,234
5.65%, 01/15/2053	1,016,000	999,656
Verizon Communications, Inc.
2.85%, 09/03/2041	3,276,000	2,294,816
3.00%, 11/20/2060	2,081,000	1,246,502
3.40%, 03/22/2041	1,176,000	899,675
3.88%, 03/01/2052	808,000	610,825
5.05%, 05/09/2033	1,467,000	1,443,437
Viasat, Inc.
7.50%, 05/30/2031*	541,000	368,641
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	176,000	171,590
Vodafone Group PLC
4.25%, 09/17/2050	582,000	455,831
4.38%, 02/19/2043	496,000	420,001
5.13%, 06/04/2081	246,000	180,907
5.75%, 02/10/2063	1,007,000	980,387
		33,894,919
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,595,000	1,297,938
4.45%, 03/15/2043	1,355,000	1,183,805
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,094,000	940,173
6.13%, 09/15/2115	207,000	209,428
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	390,000	357,485
CSX Corp.
4.50%, 11/15/2052	1,263,000	1,078,622
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,398,658	1,148,973
Rumo Luxembourg SARL
4.20%, 01/18/2032	320,000	268,894
Ryder System, Inc.
5.25%, 06/01/2028	1,189,000	1,191,458
6.60%, 12/01/2033	1,007,000	1,072,861
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,285,216
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	800,000	762,202
		10,797,055
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	288,000	287,450
GATX Corp.
3.25%, 09/15/2026	574,000	546,966
4.00%, 06/30/2030	230,000	212,301
6.05%, 03/15/2034	434,000	441,001
Security Description	Shares or Principal Amount	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 03/30/2029*	$ 747,000	$ 743,057
6.05%, 08/01/2028*	1,168,000	1,192,123
6.20%, 06/15/2030*	1,464,000	1,516,480
		4,939,378
Total Corporate Bonds & Notes (cost $830,650,268)		786,956,832
ASSET BACKED SECURITIES — 3.2%
Auto Loan Receivables — 1.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,762,556
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	1,000,000	991,735
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	994,696
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,887,874
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,292,328
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,238,481
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,158,230
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	681,773
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,163,795
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	2,080,000	2,057,734
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,636,129
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	174,745
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,910,490
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	910,206
Series 2023-D, Class A3 5.54%, 08/15/2028	3,000,000	3,018,206
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,505,276
		32,384,254
Credit Card Receivables — 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	2,790,000	2,735,493

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables (continued)
Series 2023-2, Class A 4.80%, 05/15/2030	$ 1,450,000	$ 1,437,728
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,000,000	3,922,160
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,843,351
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,500,000	1,481,555
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	850,000	845,574
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	1,750,000	1,742,807
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/17/2031	2,079,000	2,086,059
		16,094,727
Other Asset Backed Securities — 1.3%
AMSR Trust
Series 2020-SFR1, Class C 2.42%, 04/17/2037*	1,482,000	1,432,552
Series 2019-SFR1, Class D 3.25%, 01/19/2039*	6,500,000	6,094,620
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,412,099
Home Partners of America Trust
Series 2021-2, Class E2 2.95%, 12/17/2026*	216,171	193,955
Series 2019-2, Class E 3.32%, 10/19/2039*	918,583	840,748
Series 2019-1, Class D 3.41%, 09/17/2039*	1,537,614	1,417,157
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	787,226	738,916
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	5,000,000	4,733,524
Progress Residential Trust
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	725,828	670,704
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,714,658
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,427,898
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 6.50%, 10/21/2030*	5,000,000	5,035,872
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,700,000	2,602,703
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,440,000	1,440,548
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	$ 2,000,000	$ 2,015,321
		33,771,275
Total Asset Backed Securities (cost $82,595,235)		82,250,256
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 1.6%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(3)	5,156,959	4,816,289
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.51%, 01/27/2050*(1)	5,000,000	4,380,426
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	2,400,000	2,214,343
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.36%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,540,681
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.68%, (TSFR1M+1.37%), 12/15/2037*	750,000	750,295
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	923,443	818,954
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	950,029
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.81%, 03/10/2048(1)(6)	3,247,993	8,606
Series 2016-787S, Class B 3.83%, 02/10/2036*(1)	1,629,000	1,518,594
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,219,936	1,206,258
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	482,857
CSMC
Series 2022-JR1, Class A1 4.27%, 10/25/2066*(3)	2,585,583	2,542,514
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(1)	2,900,000	2,896,676
FREMF 2019-K90 Mtg. Trust VRS
Series 2019-K90, Class C 4.32%, 02/25/2052*(1)	1,500,000	1,405,388
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(1)	5,310,000	4,708,855
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,627,692
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(3)	1,905,000	1,820,061
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	184,745	161,977
		41,850,495

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K44, Class C 3.72%, 01/25/2048*(1)	$ 1,000,000	$ 982,025
Series 2015-K49, Class B 3.72%, 10/25/2048*(1)	3,000,000	2,925,036
Series 2017-K70, Class C 3.81%, 12/25/2049*(1)	4,500,000	4,204,100
Series 2018-K83, Class B 4.28%, 11/25/2051*(1)	3,000,000	2,839,567
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 8.17%, (SOFR30A+2.85%), 05/25/2044*	1,720,000	1,728,343
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	427,815	409,201
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.36%, (6.69%-SOFR30A), 09/15/2039(6)(7)	238,474	12,917
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,341,368	2,027,497
Series 2018-27, Class EA 3.00%, 05/25/2048	3,244,318	2,797,637
Series 2018-35, Class CD 3.00%, 05/25/2048	3,443,553	2,921,793
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	1,638,099	1,490,900
		22,339,016
Total Collateralized Mortgage Obligations (cost $67,347,077)		64,189,511
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.1%
U.S. Government — 20.2%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	593,501
1.75%, 08/15/2041	11,500,000	7,500,605
1.88%, 02/15/2051 to 11/15/2051	10,801,000	6,180,164
2.00%, 11/15/2041 to 08/15/2051	15,621,000	10,463,795
2.25%, 02/15/2052	25,000,000	15,655,274
2.38%, 02/15/2042 to 05/15/2051	50,721,000	34,132,637
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,592,985
3.38%, 11/15/2048	23,533,000	18,874,201
4.13%, 08/15/2053	1,701,000	1,560,136
4.25%, 02/15/2054	23,830,000	22,351,795
4.50%, 02/15/2044	19,595,000	19,016,335
4.75%, 11/15/2043 to 11/15/2053	2,874,000	2,914,433
United States Treasury Notes
1.25%, 12/31/2026	838,000	768,112
1.50%, 01/31/2027	2,280,000	2,098,045
1.63%, 11/30/2026	640,000	593,475
1.75%, 11/15/2029	3,200,000	2,785,250
1.88%, 02/28/2027	7,900,000	7,329,410
2.25%, 08/15/2027	230,000	213,747
2.38%, 05/15/2029	500,000	452,988
2.50%, 03/31/2027	38,795,000	36,571,865
2.63%, 02/15/2029	171,000	157,340
2.75%, 07/31/2027	14,800,000	13,979,063
2.88%, 04/30/2029	48,630,000	45,138,518
3.00%, 07/31/2024	1,400,000	1,394,518
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.00%, 01/31/2029 to 02/15/2034	$ 85,507,000	$ 82,631,299
4.13%, 02/15/2027 to 03/31/2031	78,755,000	77,318,031
4.25%, 01/31/2026 to 02/28/2031	33,200,000	32,739,031
4.38%, 05/15/2034	4,000,000	3,964,375
4.50%, 11/15/2025 to 11/15/2033	48,888,000	48,645,182
4.63%, 02/28/2026 to 04/30/2031	18,100,000	18,198,898
		521,815,008
U.S. Government Agency — 39.9%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,874,029
3.25%, 11/16/2028	1,000,000	949,310
5.50%, 07/15/2036	250,000	268,559
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	9,483,049	8,046,114
2.00%, 02/01/2036 to 04/01/2052	84,627,089	68,544,332
2.50%, 01/01/2028 to 07/01/2052	47,280,921	38,646,249
3.00%, 08/01/2027 to 11/01/2046	12,119,831	10,663,429
3.50%, 11/01/2041 to 02/01/2052	36,617,988	32,701,002
4.00%, 09/01/2040 to 06/01/2052	20,055,289	18,456,924
4.50%, 12/01/2039 to 12/01/2048	10,630,391	10,200,210
5.00%, 10/01/2033 to 01/01/2053	16,029,007	15,474,858
5.50%, 11/01/2032 to 08/01/2053	48,036,157	47,304,957
6.00%, 10/01/2033 to 03/01/2040	169,084	171,953
6.50%, 02/01/2035 to 05/01/2037	17,959	18,480
6.75%, 09/15/2029 to 03/15/2031	750,000	832,034
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	33,955	34,199
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	9,286,143	6,842,278
2.00%, 07/01/2035 to 03/01/2052	179,490,007	141,606,323
2.50%, 12/01/2026 to 05/01/2052	180,289,241	149,238,275
3.00%, 10/01/2027 to 04/01/2052	102,185,628	88,736,514
3.50%, 08/01/2026 to 04/01/2052	62,897,779	56,064,021
4.00%, 11/01/2025 to 08/01/2052	57,642,184	52,945,214
4.50%, 10/01/2024 to 10/01/2049	15,797,000	15,099,009
5.00%, 10/01/2024 to 03/01/2054	45,856,375	44,215,120
5.24%, 12/01/2033	2,782,000	2,813,967
5.50%, 04/01/2033 to 04/01/2053	10,238,792	10,097,745
5.65%, 06/01/2030	2,973,736	3,046,937
6.00%, 02/01/2032 to 11/01/2053	79,753,356	79,890,975
6.50%, 10/01/2037 to 10/01/2053	6,520,323	6,629,137
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	68,958	71,184
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	259,332	266,965
6.27%, (RFUCCT1Y+1.57%), 05/01/2037	62,881	64,233
6.83%, (H15T1Y+2.27%), 11/01/2036	156,591	161,226
Government National Mtg. Assoc.
2.00%, 11/20/2050	10,426,938	8,373,499
2.50%, 05/20/2050 to 12/20/2051	28,100,375	23,444,877
3.00%, 02/20/2045 to 02/20/2052	41,755,629	36,354,161
3.50%, 03/20/2045 to 10/20/2047	1,734,899	1,569,435
4.00%, 03/20/2044 to 05/20/2048	2,094,140	1,954,924
4.50%, 05/15/2039 to 07/20/2052	23,478,632	22,279,589
5.50%, 12/15/2039 to 05/20/2053	16,296,833	16,185,031
6.00%, 10/15/2039	67,258	68,264
		1,027,205,542
Total U.S. Government & Agency Obligations (cost $1,728,789,654)		1,549,020,550

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Banks — 0.1%
BNG Bank NV
0.50%, 11/24/2025*	$ 440,000	$ 411,003
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	1,665,000	1,620,937
Industrial Bank of Korea
1.04%, 06/22/2025*	1,564,000	1,493,098
		3,525,038
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	1,153,000	1,096,603
Sovereign — 1.1%
Chile Government International Bond
5.33%, 01/05/2054	320,000	298,979
Emirate of Abu Dhabi
2.50%, 04/16/2025	720,000	701,191
2.70%, 09/02/2070	1,200,000	671,189
3.88%, 04/16/2050	600,000	466,356
Government of Romania
6.38%, 01/30/2034*	450,000	448,314
6.63%, 02/17/2028	800,000	816,584
Kingdom of Saudi Arabia
3.45%, 02/02/2061	200,000	128,000
5.75%, 01/16/2054*	800,000	770,666
Republic of Chile
4.95%, 01/05/2036	520,000	494,009
Republic of Colombia
7.38%, 09/18/2037	520,000	501,608
Republic of Guatemala
6.60%, 06/13/2036	500,000	498,750
Republic of Hungary
5.50%, 03/26/2036*	2,600,000	2,473,900
6.75%, 09/25/2052	480,000	508,748
Republic of Indonesia
4.40%, 03/10/2029	1,040,000	1,003,621
5.10%, 02/10/2054	520,000	483,059
8.50%, 10/12/2035	400,000	503,150
Republic of Italy
3.88%, 05/06/2051	585,000	399,941
Republic of Ivory Coast
6.13%, 06/15/2033	200,000	177,500
8.25%, 01/30/2037*	400,000	389,500
Republic of Latvia
5.13%, 07/30/2034*	600,000	589,536
Republic of Panama
3.30%, 01/19/2033	1,600,000	1,222,305
6.70%, 01/26/2036	200,000	191,525
7.50%, 03/01/2031	1,000,000	1,032,824
8.00%, 03/01/2038	1,000,000	1,045,646
Republic of Peru
7.35%, 07/21/2025	760,000	772,720
8.75%, 11/21/2033	580,000	694,740
Republic of Philippines
2.65%, 12/10/2045	280,000	177,832
Republic of Poland
4.88%, 10/04/2033	560,000	540,008
5.13%, 09/18/2034	800,000	778,000
5.50%, 04/04/2053	500,000	482,785
Republic of Trinidad & Tobago
4.50%, 08/04/2026	200,000	193,500
State of Qatar
3.40%, 04/16/2025	400,000	392,436
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
4.00%, 03/14/2029	$ 320,000	$ 307,352
4.40%, 04/16/2050	1,120,000	954,749
United Mexican States
4.28%, 08/14/2041	3,203,000	2,504,838
6.00%, 05/07/2036	1,200,000	1,177,532
6.34%, 05/04/2053	218,000	207,806
6.35%, 02/09/2035	1,000,000	1,009,631
6.40%, 05/07/2054	2,600,000	2,502,519
		28,513,349
Total Foreign Government Obligations (cost $34,569,065)		33,134,990
COMMON STOCKS — 0.2%
Oil & Gas Services — 0.2%
Atlas Energy Solutions, Inc.	165,207	4,001,314
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(4)(8)	123	458,544
Total Common Stocks (cost $0)		4,459,858
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $49,671)	3,217	15,731
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	56
Total Long-Term Investment Securities (cost $2,744,000,970)		2,520,027,784
SHORT-TERM INVESTMENTS — 2.5%
Unaffiliated Investment Companies — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.38%(9)	48,747,306	48,761,930
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(9)	16,125,341	16,125,342
Total Short-Term Investments (cost $64,885,442)		64,887,272
TOTAL INVESTMENTS (cost $2,808,886,412)(10)	100.3%	2,584,915,056
Other assets less liabilities	(0.3)	(8,011,340)
NET ASSETS	100.0%	$2,576,903,716
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $305,722,879 representing 11.9% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2024.
(4)	Securities classified as Level 3 (see Note 2).

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2024.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	123	$0	$458,544	$3,728.00	0.0%
(9)	The rate shown is the 7-day yield as of May 31, 2024.
(10)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
185	Long	U.S. Treasury 2 Year Notes	September 2024	$37,675,001	$37,685,078	$10,077
						Unrealized (Depreciation)
103	Long	U.S. Treasury 5 Year Notes	September 2024	$10,898,894	$10,897,079	$(1,815)
		Net Unrealized Appreciation (Depreciation)				$8,262
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$31,199,769	$1,750,302	$32,950,071
Other Industries	—	754,006,761	—	754,006,761
Asset Backed Securities:
Other Asset Backed Securities	—	31,359,176	2,412,099	33,771,275
Other Industries	—	48,478,981	—	48,478,981
Collateralized Mortgage Obligations	—	64,189,511	—	64,189,511
U.S. Government & Agency Obligations	—	1,549,020,550	—	1,549,020,550
Foreign Government Obligations	—	33,134,990	—	33,134,990
Common Stocks:
Oil Field Machinery & Equipment	—	—	458,544	458,544
Other Industries	4,001,314	—	—	4,001,314
Preferred Stocks	15,731	—	—	15,731
Escrows and Litigation Trusts	—	56	—	56
Short-Term Investments	64,887,272	—	—	64,887,272
Total Investments at Value	$68,904,317	$2,511,389,794	$4,620,945	$2,584,915,056
Other Financial Instruments:†
Futures Contracts	$10,077	$—	$—	$10,077
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,815	$—	$—	$1,815
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.5%
WPP PLC	290,317	$ 3,044,023
Aerospace/Defense — 3.6%
L3Harris Technologies, Inc.	44,582	10,023,371
Northrop Grumman Corp.	6,170	2,781,251
RTX Corp.	103,189	11,124,806
		23,929,428
Agriculture — 0.9%
British American Tobacco PLC ADR	202,000	6,268,060
Apparel — 0.3%
Tapestry, Inc.	45,257	1,968,227
Auto Manufacturers — 1.6%
General Motors Co.	242,545	10,912,100
Auto Parts & Equipment — 0.2%
Lear Corp.	11,194	1,403,168
Banks — 9.6%
Bank of America Corp.	74,441	2,976,895
Citigroup, Inc.	210,825	13,136,506
Citizens Financial Group, Inc.	72,168	2,546,809
First Citizens BancShares, Inc., Class A	6,303	10,705,204
Goldman Sachs Group, Inc.	2,085	951,844
JPMorgan Chase & Co.	67,517	13,680,970
PNC Financial Services Group, Inc.	15,820	2,489,910
UBS Group AG	73,140	2,339,957
Wells Fargo & Co.	257,364	15,421,251
		64,249,346
Beverages — 2.1%
Coca-Cola Co.	74,220	4,670,665
Diageo PLC	137,911	4,651,335
Keurig Dr Pepper, Inc.	89,476	3,064,553
Pernod Ricard SA	8,681	1,295,568
		13,682,121
Biotechnology — 0.3%
Gilead Sciences, Inc.	27,200	1,748,144
Building Materials — 1.5%
Johnson Controls International PLC	68,182	4,902,968
Vulcan Materials Co.	20,850	5,332,804
		10,235,772
Chemicals — 3.2%
Air Products and Chemicals, Inc.	17,505	4,668,583
Albemarle Corp.#	14,003	1,716,628
International Flavors & Fragrances, Inc.	32,998	3,173,748
Linde PLC	13,830	6,023,242
PPG Industries, Inc.	44,303	5,821,857
		21,404,058
Computers — 2.9%
Apple, Inc.	23,110	4,442,898
Cognizant Technology Solutions Corp., Class A	77,471	5,124,707
Hewlett Packard Enterprise Co.	38,753	683,990
HP, Inc.	73,253	2,673,735
Leidos Holdings, Inc.	45,569	6,700,921
		19,626,251
Cosmetics/Personal Care — 2.0%
Haleon PLC	704,600	2,936,177
Kenvue, Inc.	117,100	2,260,030
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	23,620	$ 3,886,435
Unilever PLC ADR#	75,307	4,123,058
		13,205,700
Diversified Financial Services — 4.5%
Apollo Global Management, Inc.	72,410	8,411,145
Capital One Financial Corp.	26,900	3,702,247
Charles Schwab Corp.	17,364	1,272,434
Intercontinental Exchange, Inc.	38,026	5,091,681
Raymond James Financial, Inc.	12,237	1,502,092
Visa, Inc., Class A	37,519	10,222,427
		30,202,026
Electric — 4.9%
American Electric Power Co., Inc.	56,331	5,083,873
DTE Energy Co.	20,400	2,377,212
Edison International	55,010	4,227,519
Exelon Corp.	73,031	2,742,314
PG&E Corp.	242,023	4,487,106
Public Service Enterprise Group, Inc.	21,771	1,649,371
Sempra	153,448	11,820,099
		32,387,494
Electronics — 0.4%
Allegion PLC	23,018	2,804,053
Environmental Control — 0.6%
Waste Management, Inc.	18,330	3,862,681
Food — 2.7%
Kraft Heinz Co.	255,641	9,042,022
Mondelez International, Inc., Class A	25,160	1,724,215
Nestle SA ADR	71,290	7,578,127
		18,344,364
Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc.	28,008	2,441,457
Healthcare-Products — 3.4%
Baxter International, Inc.	200,054	6,819,841
Koninklijke Philips NV†	205,152	5,605,441
Medtronic PLC	105,155	8,556,462
Thermo Fisher Scientific, Inc.	3,074	1,745,971
		22,727,715
Healthcare-Services — 2.8%
Elevance Health, Inc.	12,235	6,588,303
Fortrea Holdings, Inc.#†	47,861	1,215,191
Humana, Inc.	8,685	3,110,272
Labcorp Holdings, Inc.	22,394	4,364,814
UnitedHealth Group, Inc.	6,880	3,408,146
		18,686,726
Home Furnishings — 0.9%
Panasonic Holdings Corp.	192,900	1,700,813
Sony Group Corp.	49,100	4,035,204
		5,736,017
Household Products/Wares — 0.3%
Henkel AG & Co. KGaA (Preference Shares)	24,510	2,214,935
Housewares — 0.1%
Newell Brands, Inc.	110,159	850,427
Insurance — 5.7%
Chubb, Ltd.	19,250	5,213,285
Fidelity National Financial, Inc.	80,941	4,076,189

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	35,334	$ 3,655,302
MetLife, Inc.	95,112	6,883,255
Prudential Financial, Inc.	30,787	3,705,216
Prudential PLC	203,438	1,958,252
Travelers Cos., Inc.	26,530	5,722,521
Willis Towers Watson PLC	27,742	7,082,255
		38,296,275
Internet — 1.0%
Alibaba Group Holding, Ltd.	159,000	1,556,220
Alphabet, Inc., Class A	10,500	1,811,250
Meta Platforms, Inc., Class A	6,700	3,127,761
		6,495,231
Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	66,800	1,966,866
Machinery-Diversified — 1.1%
CNH Industrial NV	186,665	1,971,183
Westinghouse Air Brake Technologies Corp.	29,940	5,066,746
		7,037,929
Media — 2.9%
Comcast Corp., Class A	351,481	14,069,785
Fox Corp., Class A	89,054	3,066,129
Walt Disney Co.	19,430	2,018,971
		19,154,885
Mining — 0.4%
Freeport-McMoRan, Inc.	48,830	2,574,806
Miscellaneous Manufacturing — 0.2%
Siemens AG	6,125	1,173,160
Oil & Gas — 5.8%
BP PLC	1,611,579	10,094,090
Chevron Corp.	31,111	5,049,315
EQT Corp.	29,780	1,223,660
Exxon Mobil Corp.	60,949	7,146,880
Shell PLC	283,702	10,236,229
Suncor Energy, Inc.#	127,238	5,193,855
		38,944,029
Packaging & Containers — 0.9%
Sealed Air Corp.	154,216	5,994,376
Pharmaceuticals — 8.1%
AstraZeneca PLC	32,706	5,085,818
Bayer AG	93,464	2,867,642
Becton Dickinson & Co.	28,640	6,643,621
Bristol-Myers Squibb Co.	20,254	832,237
Cardinal Health, Inc.	67,935	6,743,907
Cigna Group	12,619	4,348,760
CVS Health Corp.	133,032	7,928,707
Eli Lilly & Co.	5,484	4,498,745
Johnson & Johnson	21,030	3,084,470
Merck & Co., Inc.	40,610	5,098,179
Sanofi SA	71,613	6,997,333
		54,129,419
Pipelines — 2.7%
Enbridge, Inc.	164,380	6,013,020
Enterprise Products Partners LP	152,943	4,358,876
Williams Cos., Inc.	185,800	7,712,558
		18,084,454
Security Description	Shares or Principal Amount	Value

REITS — 2.5%
American Tower Corp.	19,400	$ 3,797,356
AvalonBay Communities, Inc.	20,400	3,930,672
Crown Castle, Inc.	41,925	4,297,312
Mid-America Apartment Communities, Inc.	15,322	2,048,705
Public Storage	8,400	2,300,172
		16,374,217
Retail — 1.4%
Dollar General Corp.	33,641	4,605,789
Home Depot, Inc.	10,540	3,529,530
Swatch Group AG	6,328	1,361,273
		9,496,592
Semiconductors — 2.9%
Broadcom, Inc.	4,250	5,646,337
Intel Corp.	65,610	2,024,069
Samsung Electronics Co., Ltd. GDR	5,632	7,665,558
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,148	2,438,994
Texas Instruments, Inc.	8,480	1,653,685
		19,428,643
Software — 6.9%
Electronic Arts, Inc.	34,827	4,627,812
Fidelity National Information Services, Inc.	125,967	9,558,376
Microsoft Corp.	36,667	15,221,572
Oracle Corp.	36,190	4,241,106
SAP SE ADR	20,790	3,792,927
SS&C Technologies Holdings, Inc.	136,623	8,477,457
		45,919,250
Telecommunications — 3.2%
AT&T, Inc.	182,709	3,328,958
Cisco Systems, Inc.	136,673	6,355,295
T-Mobile US, Inc.	31,000	5,423,760
Verizon Communications, Inc.	157,715	6,489,972
		21,597,985
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	53,156	3,177,666
Transportation — 0.9%
Union Pacific Corp.	17,350	4,039,427
United Parcel Service, Inc., Class B	15,080	2,095,064
		6,134,491
Total Long-Term Investment Securities (cost $565,761,398)		647,914,567
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.38%(1)	16,696,378	16,701,386
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	1,627,662	1,627,662

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	5,258,044	$ 5,258,044
Total Short-Term Investments (cost $23,586,282)		23,587,092
TOTAL INVESTMENTS (cost $589,347,680)(3)	100.6%	671,501,659
Other assets less liabilities	(0.6)	(4,079,042)
NET ASSETS	100.0%	$667,422,617
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $10,755,065. This was secured by collateral of $5,258,044, which was received in cash and subsequently invested in short-term investments currently valued at $5,258,044 as reported in the Portfolio of Investments. Additional collateral of $5,491,010 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$910,391
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	492,465
United States Treasury Bills	0.00%	01/23/2025	1
United States Treasury Notes/Bonds	0.00% to 5.38%	06/15/2024 to 02/15/2054	4,088,153
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$3,044,023	$—	$3,044,023
Banks	61,909,389	2,339,957	—	64,249,346
Beverages	7,735,218	5,946,903	—	13,682,121
Cosmetics/Personal Care	10,269,523	2,936,177	—	13,205,700
Healthcare-Products	17,122,274	5,605,441	—	22,727,715
Home Furnishings	—	5,736,017	—	5,736,017
Household Products/Wares	—	2,214,935	—	2,214,935
Insurance	36,338,023	1,958,252	—	38,296,275
Internet	4,939,011	1,556,220	—	6,495,231
Machinery-Construction & Mining	—	1,966,866	—	1,966,866
Miscellaneous Manufacturing	—	1,173,160	—	1,173,160
Oil & Gas	18,613,710	20,330,319	—	38,944,029
Pharmaceuticals	39,178,626	14,950,793	—	54,129,419
Retail	8,135,319	1,361,273	—	9,496,592
Semiconductors	11,763,085	7,665,558	—	19,428,643
Other Industries	353,124,495	—	—	353,124,495
Short-Term Investments	23,587,092	—	—	23,587,092
Total Investments at Value	$592,715,765	$78,785,894	$—	$671,501,659
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.8%
Domestic Equity Investment Companies — 53.8%
VALIC Company I Capital Appreciation Fund	294,183	$ 5,354,127
VALIC Company I Dividend Value Fund	660,389	7,885,050
VALIC Company I Growth Fund	358,332	5,407,226
VALIC Company I Large Capital Growth Fund	290,757	5,730,817
VALIC Company I Mid Cap Index Fund	57,304	1,516,252
VALIC Company I Mid Cap Strategic Growth Fund	83,122	1,551,891
VALIC Company I Mid Cap Value Fund	104,722	1,792,834
VALIC Company I Small Cap Growth Fund†	62,750	965,094
VALIC Company I Small Cap Index Fund	39,393	596,807
VALIC Company I Small Cap Special Values Fund	68,555	845,967
VALIC Company I Small Cap Value Fund	24,848	300,661
VALIC Company I Stock Index Fund	238,522	12,655,981
VALIC Company I Systematic Core Fund	302,989	9,229,033
VALIC Company I Systematic Growth Fund	238,593	4,099,036
VALIC Company I Systematic Value Fund	755,735	10,572,737
VALIC Company I U.S. Socially Responsible Fund	390,657	7,652,975
Total Domestic Equity Investment Companies (cost $70,940,967)		76,156,488
Domestic Fixed Income Investment Companies — 18.0%
VALIC Company I Core Bond Fund	1,834,574	17,465,142
VALIC Company I Government Securities Fund	585,921	5,314,303
VALIC Company I High Yield Bond Fund	154,865	1,060,830
VALIC Company I Inflation Protected Fund	202,726	1,711,009
Total Domestic Fixed Income Investment Companies (cost $28,681,339)		25,551,284
International Equity Investment Companies — 9.7%
VALIC Company I Emerging Economies Fund	116,844	717,423
VALIC Company I Global Real Estate Fund	249,067	1,594,029
VALIC Company I International Equities Index Fund	297,768	2,510,182
VALIC Company I International Growth Fund†	208,124	2,370,529
VALIC Company I International Opportunities Fund	25,746	385,158
VALIC Company I International Socially Responsible Fund	77,555	1,958,272
VALIC Company I International Value Fund	381,798	4,138,692
Total International Equity Investment Companies (cost $13,271,567)		13,674,285
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $537,395)	48,976	478,494
Total Affiliated Investment Companies (cost $113,431,268)		115,860,551
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.6%
U.S. Government — 14.6%
United States Treasury Notes
1.25%, 08/15/2031	$1,113,000	893,009
1.38%, 11/15/2031	2,637,900	2,121,036
1.88%, 02/15/2032(2)	1,913,800	1,589,650
2.75%, 08/15/2032	780,900	687,833
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.88%, 05/15/2032	$4,005,700	$ 3,572,897
3.38%, 05/15/2033	1,923,500	1,765,412
3.50%, 02/15/2033	927,200	860,883
3.88%, 08/15/2033	4,274,800	4,073,751
4.00%, 02/15/2034	3,124,500	3,003,914
4.13%, 11/15/2032(2)	1,295,700	1,261,789
4.50%, 11/15/2033	815,900	816,027
Total U.S. Government & Agency Obligations (cost $22,009,104)		20,646,201
PURCHASED OPTIONS — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Bank of America N.A.)	1,000	30,389
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Goldman Sachs International)	7,000	212,722
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/15/2024; Strike Price: $4,850.00; Counterparty: Citibank, N.A.)	6,000	338,141
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,925.00; Counterparty: UBS AG)	6,000	471,511
Total Purchased Options (cost $1,455,326)		1,052,763
Total Long-Term Investment Securities (cost $136,895,698)		137,559,515
SHORT-TERM INVESTMENTS — 3.8%
Unaffiliated Investment Companies — 3.8%
AllianceBernstein Government STIF Portfolio, Class AB 5.38%(3) (cost $5,363,344)	5,363,344	5,363,344
TOTAL INVESTMENTS (cost $142,259,042)(4)	101.0%	142,922,859
Other assets less liabilities	(1.0)	(1,356,288)
NET ASSETS	100.0%	$141,566,571
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
120	Long	S&P 500 E-Mini Index	June 2024	$31,351,720	$31,773,000	$421,280
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$115,860,551	$—	$—	$115,860,551
U.S. Government & Agency Obligations	—	20,646,201	—	20,646,201
Purchased Options	—	1,052,763	—	1,052,763
Short-Term Investments	5,363,344	—	—	5,363,344
Total Investments at Value	$121,223,895	$21,698,964	$—	$142,922,859
Other Financial Instruments:†
Futures Contracts	$421,280	$—	$—	$421,280
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 0.2%
BHP Group, Ltd.	46,587	$ 1,381,668
Bermuda — 0.7%
China Gas Holdings, Ltd.	342,200	324,654
Genpact, Ltd.	115,647	3,823,290
Nine Dragons Paper Holdings, Ltd.†	1,014,000	531,395
		4,679,339
Brazil — 5.2%
AMBEV SA	1,439,600	3,169,319
Ambev SA ADR	502,998	1,116,656
B3 SA - Brasil Bolsa Balcao	453,316	923,743
Banco Bradesco SA (Preference Shares)	582,100	1,404,560
Cogna Educacao SA†	4,354,519	1,542,479
CSN Mineracao SA	925,155	870,378
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	221,605	1,060,567
Iochpe Maxion SA	385,800	787,632
Itau Unibanco Holding SA (Preference Shares)	809,500	4,783,710
Itau Unibanco Holding SA ADR	244,692	1,465,705
JBS SA	157,407	864,541
Marcopolo SA (Preference Shares)	1,131,908	1,405,481
Petroleo Brasileiro SA (Preference Shares)	509,337	3,762,628
Petroleo Brasileiro SA ADR	40,070	593,437
Raizen SA (Preference Shares)	413,966	224,686
Randon SA Implementos e Participacoes (Preference Shares)	179,171	324,841
Telefonica Brasil SA	225,700	1,861,169
Telefonica Brasil SA ADR	112,096	938,243
Tupy SA	67,500	297,592
Ultrapar Participacoes SA	53,200	234,749
Vale SA	378,000	4,549,620
Vale SA ADR	57,767	696,092
YDUQS Participacoes SA	147,600	340,406
		33,218,234
Cayman Islands — 16.2%
3SBio, Inc.*	2,645,500	2,063,328
Alibaba Group Holding, Ltd.	1,610,300	15,760,892
ANTA Sports Products, Ltd.	57,000	612,935
Baidu, Inc., Class A†	276,750	3,359,489
BeiGene, Ltd.†	73,800	843,319
BeiGene, Ltd. ADR†	2,579	383,884
Bosideng International Holdings, Ltd.	2,558,000	1,475,843
China Hongqiao Group, Ltd.	445,000	736,004
China Mengniu Dairy Co., Ltd.	1,139,000	2,101,305
China Resources Land, Ltd.	698,000	2,549,977
Chow Tai Fook Jewellery Group, Ltd.	618,800	797,821
Geely Automobile Holdings, Ltd.	2,972,000	3,612,076
H World Group, Ltd. ADR	25,608	953,386
Haidilao International Holding, Ltd.*	106,000	236,738
JD Logistics, Inc.*†	946,000	1,036,359
JD.com, Inc., Class A	240,300	3,541,918
Jiumaojiu International Holdings, Ltd.*	466,000	285,425
Kuaishou Technology*†	121,300	865,524
Li Auto, Inc., Class A†	68,500	698,142
Meituan, Class B*†	513,400	6,956,344
Minth Group, Ltd.†	900,000	1,785,002
NetEase, Inc.	308,700	5,476,737
New Oriental Education & Technology Group, Inc.†	50,400	402,509
NU Holdings, Ltd., Class A†	43,458	516,281
PDD Holdings, Inc. ADR†	52,996	7,937,741
Ping An Healthcare and Technology Co., Ltd.*†	407,000	587,219
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Sino Biopharmaceutical, Ltd.	1,347,000	$ 491,577
Tencent Holdings, Ltd.	659,400	30,589,396
Trip.com Group, Ltd.†	32,000	1,632,612
Uni-President China Holdings, Ltd.	294,000	258,993
Wisdom Marine Lines Co, Ltd.	377,000	904,370
Xiaomi Corp.*†	1,527,200	3,405,568
Xtep International Holdings, Ltd.	1,395,500	971,469
Zai Lab, Ltd.†	297,500	545,060
		104,375,243
Chile — 0.6%
Banco de Chile	12,981,995	1,541,418
Banco de Chile ADR	37,323	883,809
Empresas COPEC SA	78,048	647,800
Enel Chile SA	5,428,745	311,115
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	9,549	447,300
		3,831,442
China — 10.1%
Bank of China, Ltd.	2,345,000	1,113,477
Baoshan Iron & Steel Co, Ltd., Class A	2,877,200	2,742,372
BOE Technology Group Co., Ltd., Class A	6,918,500	3,902,452
BYD Co, Ltd., Class A	20,700	655,973
BYD Co., Ltd.	12,000	337,532
China Construction Bank Corp.	4,656,000	3,307,767
China Life Insurance Co., Ltd.	1,422,000	2,025,954
China Longyuan Power Group Corp. Ltd.	714,000	651,644
China Merchants Bank Co., Ltd.	642,000	2,874,420
China Pacific Insurance Group Co., Ltd.	527,800	1,384,383
China Petroleum & Chemical Corp.	3,668,000	2,331,307
China Railway Group, Ltd.	1,566,000	842,975
China Southern Airlines Co., Ltd.†	1,216,000	496,029
Great Wall Motor Co., Ltd.	473,500	818,768
Great Wall Motor Co., Ltd., Class A	230,900	826,345
Gree Electric Appliances, Inc. of Zhuhai, Class A	167,600	941,998
Haier Smart Home Co., Ltd.	379,000	1,377,461
Hisense Home Appliances Group Co., Ltd.	86,000	390,998
Huatai Securities Co., Ltd., Class A	411,900	774,274
Industrial & Commercial Bank of China, Ltd.	6,775,000	3,837,989
Kweichow Moutai Co., Ltd., Class A	22,900	5,216,774
Midea Group Co., Ltd., Class A	94,500	844,933
PetroChina Co., Ltd.	3,344,000	3,413,030
Ping An Insurance Group Co. of China, Ltd.	1,282,500	6,526,584
Poly Property Services Co, Ltd.	62,600	261,536
SAIC Motor Corp., Ltd., Class A	1,745,100	3,390,872
Shenwan Hongyuan Group Co, Ltd., Class A	3,903,800	2,456,568
Shenzhen Goodix Technology Co, Ltd., Class A	72,500	619,097
Sinotrans, Ltd.	2,270,000	1,238,484
Universal Scientific Industrial Shanghai Co, Ltd., Class A	124,200	260,589
Weichai Power Co., Ltd., Class A	1,135,300	2,491,181
Wuliangye Yibin Co., Ltd., Class A	203,100	4,120,472
Zijin Mining Group Co., Ltd.	858,000	1,807,259
ZTE Corp.†	253,200	522,093
ZTE Corp., Class A	159,500	594,599
		65,398,189
Czech Republic — 0.2%
CEZ AS	23,184	967,157
Greece — 0.5%
Eurobank Ergasias Services & Holdings SA†	672,215	1,473,212

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	114,586	$ 1,671,586
JUMBO SA	6,240	179,270
		3,324,068
Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.	319,000	604,796
Lenovo Group, Ltd.	1,130,000	1,626,602
		2,231,398
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	51,214	398,046
India — 17.4%
Aarti Industries, Ltd.	89,129	656,314
ABB India, Ltd.	6,444	640,329
Adani Enterprises, Ltd.	25,052	1,028,999
Adani Ports & Special Economic Zone, Ltd.	53,209	921,862
Ajanta Pharma, Ltd.	43,960	1,229,607
Alkem Laboratories, Ltd.	17,791	1,027,511
Amara Raja Energy & Mobility, Ltd.	20,256	288,745
Apollo Tyres, Ltd.	107,763	601,331
Bajaj Finance, Ltd.	22,652	1,837,265
Bharti Airtel, Ltd.	182,838	3,007,113
Birlasoft, Ltd.	407,069	2,946,060
Blue Star, Ltd.	50,249	962,945
Canara Bank	1,494,260	2,127,503
Castrol India, Ltd.	287,284	677,362
CESC, Ltd.	270,134	475,729
Chambal Fertilisers and Chemicals, Ltd.	632,477	2,963,129
Cholamandalam Investment & Finance Co., Ltd.	17,387	261,440
Computer Age Management Services, Ltd.	18,652	779,628
Dixon Technologies India, Ltd.	3,813	427,997
Dr Lal PathLabs, Ltd.*	40,061	1,270,697
Firstsource Solutions, Ltd.	410,101	903,849
Fortis Healthcare, Ltd.	99,834	569,310
GAIL India, Ltd.	260,977	642,516
GlaxoSmithKline Pharmaceuticals, Ltd.	16,137	512,115
Great Eastern Shipping Co., Ltd.	67,041	867,771
Gujarat Gas, Ltd.	173,817	1,163,364
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	35,017	265,958
Gujarat Pipavav Port, Ltd.	145,954	342,612
Havells India, Ltd.	76,821	1,755,304
HCL Technologies, Ltd.	145,511	2,317,476
HDFC Bank, Ltd.	231,306	4,223,244
Hindalco Industries, Ltd.	159,343	1,314,628
Hindustan Unilever, Ltd.	22,915	641,144
Hindustan Zinc, Ltd.	93,717	772,574
Hitachi Energy India, Ltd.	3,117	401,429
ICICI Bank, Ltd.	578,272	7,812,590
ICICI Bank, Ltd. ADR	78,919	2,110,294
Indus Towers, Ltd.†	267,330	1,105,464
Infosys, Ltd.	282,655	4,760,112
Infosys, Ltd. ADR	15,835	265,236
ITC, Ltd.	42,638	218,199
ITD Cementation India, Ltd.	85,941	416,206
JK Cement, Ltd.	13,765	639,490
Karur Vysya Bank, Ltd.	101,537	237,821
KEI Industries, Ltd.	26,480	1,304,729
Kotak Mahindra Bank, Ltd.	83,275	1,701,206
KPIT Technologies, Ltd.	42,778	745,434
L&T Finance, Ltd.	157,367	291,675
Larsen & Toubro, Ltd.	138,550	6,129,655
Larsen & Toubro, Ltd. GDR	9,697	424,150
Security Description	Shares or Principal Amount	Value

India (continued)
LIC Housing Finance, Ltd.	130,585	$ 995,960
Life Insurance Corp. of India	54,321	658,584
Lupin, Ltd.	111,649	2,153,265
Max Financial Services, Ltd.†	17,820	196,400
National Aluminium Co., Ltd.	99,803	228,371
NCC, Ltd.	354,434	1,232,223
Nippon Life India Asset Management, Ltd.*	217,192	1,577,025
NTPC, Ltd.	479,916	2,078,513
Oil & Natural Gas Corp., Ltd.	96,180	307,171
Petronet LNG, Ltd.	73,256	261,543
Power Grid Corp. of India, Ltd.	869,040	3,229,941
PTC India, Ltd.	380,197	961,418
REC, Ltd.	34,699	224,941
Reliance Industries, Ltd.	196,704	6,752,893
SBI Life Insurance Co., Ltd.*	17,642	295,623
Shree Cement, Ltd.	4,671	1,376,810
Siemens, Ltd.	3,175	266,550
State Bank of India	371,485	3,722,447
Strides Pharma Science, Ltd.	50,221	515,740
Sun Pharmaceutical Industries, Ltd.	62,548	1,097,837
Sun TV Network, Ltd.	92,317	724,747
Tata Consultancy Services, Ltd.	132,454	5,890,512
Tata Motors, Ltd.	49,672	549,276
Trent, Ltd.	26,745	1,445,971
Vedanta, Ltd.	221,274	1,189,012
Voltas, Ltd.	182,290	2,993,197
Zydus Lifesciences, Ltd.	196,445	2,361,802
		112,274,893
Indonesia — 1.5%
Astra International Tbk PT	5,650,400	1,491,319
Bank Central Asia Tbk PT	2,621,800	1,491,523
Bank Mandiri Persero Tbk PT	5,512,700	2,000,237
Bank Rakyat Indonesia Persero Tbk PT	14,238,400	3,800,044
Telkom Indonesia Persero Tbk PT	3,195,100	570,157
		9,353,280
Jersey — 0.0%
WNS Holdings, Ltd.†	5,921	297,293
Malaysia — 1.8%
CIMB Group Holdings Bhd	1,719,300	2,504,253
KPJ Healthcare Bhd	2,756,300	1,115,151
Malayan Banking Bhd	2,251,500	4,750,184
MISC Bhd	520,700	923,120
Press Metal Aluminium Holdings Bhd	510,300	607,331
Public Bank Bhd	680,700	592,942
YTL Corp. Bhd	1,323,600	1,015,939
		11,508,920
Marshall Islands — 0.2%
Star Bulk Carriers Corp.	44,158	1,195,799
Mexico — 2.3%
Alsea SAB de CV	510,200	2,022,276
Coca-Cola Femsa SAB de CV	89,300	833,972
Coca-Cola Femsa SAB de CV ADR	8,180	766,139
GCC SAB de CV	46,200	505,255
Grupo Aeroportuario del Sureste SAB de CV ADR	1,187	398,345
Grupo Aeroportuario del Sureste SAB de CV, Class B	25,065	846,093
Grupo Financiero Banorte SAB de CV, Class O	332,000	3,153,770
Grupo Mexico SAB de CV, Class B	75,300	464,586
Wal-Mart de Mexico SAB de CV	1,476,900	5,549,311
		14,539,747

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines — 0.2%
International Container Terminal Services, Inc.	45,700	$ 267,252
Jollibee Foods Corp.	160,120	592,014
SM Prime Holdings, Inc.	1,200,400	554,546
		1,413,812
Poland — 1.1%
Bank Polska Kasa Opieki SA	48,467	1,978,263
Powszechna Kasa Oszczednosci Bank Polski SA	156,653	2,376,718
Powszechny Zaklad Ubezpieczen SA	213,271	2,720,657
		7,075,638
Qatar — 0.8%
Masraf Al Rayan QSC	359,692	228,174
Ooredoo Q.P.S.C.	354,463	918,535
Qatar National Bank Q.P.S.C.	1,109,176	4,112,416
		5,259,125
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.7%
Al Rajhi Bank	362,507	7,364,877
Almarai Co. JSC	67,815	946,183
BinDawood Holding Co.	129,050	264,650
Rabigh Refining & Petrochemical Co.†	672,860	1,227,832
Riyad Bank	33,050	215,250
Saudi Arabian Mining Co.†	192,098	2,368,695
Saudi Basic Industries Corp.	263,819	5,347,573
Saudi Ceramic Co.†	38,882	354,228
Saudi Electricity Co.	300,740	1,341,750
Saudi Kayan Petrochemical Co.†	79,773	169,715
Saudi National Bank	272,365	2,481,419
Saudi Telecom Co.	159,791	1,533,700
Zamil Industrial Investment Co.†	49,481	287,896
		23,903,768
South Africa — 2.1%
AVI, Ltd.	156,697	708,337
Capitec Bank Holdings, Ltd.	24,405	2,767,126
FirstRand, Ltd.	1,091,927	3,796,676
Gold Fields, Ltd.	37,130	583,195
Harmony Gold Mining Co., Ltd.	42,424	387,701
Naspers, Ltd.	3,251	649,466
Northam Platinum Holdings, Ltd.	38,697	267,555
Standard Bank Group, Ltd.	415,854	3,974,200
Truworths International, Ltd.	59,054	241,057
		13,375,313
South Korea — 11.4%
AMOREPACIFIC Group	14,207	392,345
Celltrion, Inc.	15,748	2,016,533
Cheil Worldwide, Inc.	93,570	1,267,681
CJ Corp.	9,211	919,522
CJ Logistics Corp.	26,137	1,961,845
DL E&C Co, Ltd.	22,827	565,196
Hana Financial Group, Inc.	14,844	659,568
Hana Tour Service, Inc.	7,829	323,249
Hankook Tire & Technology Co., Ltd.	6,051	191,545
HD Hyundai Co., Ltd.	9,215	456,821
Security Description	Shares or Principal Amount	Value

South Korea (continued)
HD Hyundai Construction Equipment Co., Ltd.	28,227	$ 1,170,175
HDC Hyundai Development Co-Engineering & Construction	85,480	1,086,349
HL Mando Co., Ltd.	23,557	743,733
HMM Co., Ltd.	28,309	367,734
Hyundai Engineering & Construction Co., Ltd.	38,651	926,187
Hyundai Glovis Co., Ltd.	9,302	1,214,161
Hyundai Mobis Co., Ltd.	22,516	3,482,439
Hyundai Motor Co.	9,968	1,835,774
KB Financial Group, Inc.	27,447	1,569,482
KCC Corp.	8,604	1,837,988
Kia Corp.	33,331	2,847,944
Korea Electric Power Corp.†	22,489	317,835
Korea Gas Corp.†	65,074	1,405,879
Korean Air Lines Co., Ltd.	26,597	401,916
LG Chem, Ltd.	10,567	2,708,790
LG Electronics, Inc.	23,389	1,779,933
LG H&H Co., Ltd.	3,559	1,078,680
LX International Corp.	25,782	583,310
NAVER Corp.	5,639	692,679
Pan Ocean Co., Ltd.	400,932	1,255,946
Samsung Biologics Co., Ltd.*†	343	181,583
Samsung C&T Corp.	4,656	453,146
Samsung Electronics Co., Ltd.	436,168	23,364,702
Samsung Fire & Marine Insurance Co., Ltd.	727	184,631
Samsung Life Insurance Co., Ltd.	12,393	760,773
Samsung SDI Co., Ltd.	2,380	649,459
Seegene, Inc.	40,609	621,035
Shinhan Financial Group Co., Ltd.	9,515	323,196
SK Hynix, Inc.	41,951	5,748,172
SK Innovation Co., Ltd.†	6,282	456,598
SK Networks Co, Ltd.	73,809	270,342
SK Telecom Co., Ltd.	28,768	1,059,090
SK Telecom Co., Ltd. ADR	36,410	752,959
SL Corp.	19,113	507,276
S-Oil Corp.	30,651	1,519,274
SOOP Co., Ltd.	8,777	708,681
		73,622,156
Taiwan — 17.8%
Asustek Computer, Inc.	82,000	1,301,349
AUO Corp.	956,000	526,970
Cathay Financial Holding Co., Ltd.	2,311,000	4,025,711
Chicony Electronics Co., Ltd.	309,000	1,776,263
China Airlines, Ltd.	736,000	509,210
ChipMOS Technologies, Inc.	245,000	335,180
Chunghwa Telecom Co., Ltd.	341,000	1,349,038
Chunghwa Telecom Co., Ltd. ADR	12,169	482,014
CTBC Financial Holding Co., Ltd.	2,371,000	2,585,133
E.Sun Financial Holding Co., Ltd.	4,109,000	3,629,914
Elan Microelectronics Corp.	445,000	2,246,447
Gemtek Technology Corp.	360,000	413,002
Genius Electronic Optical Co., Ltd.	34,000	555,090
Hon Hai Precision Industry Co., Ltd.	1,464,000	7,783,008
Lotes Co., Ltd.	41,000	2,041,271
Makalot Industrial Co, Ltd.	25,000	297,436
MediaTek, Inc.	227,000	8,625,459
Mega Financial Holding Co., Ltd.	863,000	1,040,725
Phison Electronics Corp.	33,000	604,812
Powertech Technology, Inc.	60,000	332,136
Poya International Co, Ltd.	75,000	1,173,649
President Chain Store Corp.	144,000	1,201,512
Primax Electronics, Ltd.	1,204,000	3,769,180

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Quanta Computer, Inc.	384,000	$ 3,238,447
Realtek Semiconductor Corp.	123,000	2,058,270
Sincere Navigation Corp.	298,000	300,815
Taiwan Semiconductor Manufacturing Co., Ltd.	2,226,000	56,183,133
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,542	1,441,224
Uni-President Enterprises Corp.	922,000	2,275,116
Universal Microwave Technology, Inc.	29,000	256,930
Win Semiconductors Corp.	228,000	1,002,709
Wiwynn Corp.	3,000	230,150
Yuanta Financial Holding Co., Ltd.	1,156,000	1,132,694
		114,723,997
Thailand — 1.8%
Bangchak Corp. PCL	1,387,500	1,442,563
Bangkok Dusit Medical Services PCL	5,232,300	3,839,959
Charoen Pokphand Foods PCL†	593,100	367,564
CP ALL PCL	1,458,000	2,268,837
PTT Exploration & Production PCL	891,600	3,732,166
		11,651,089
Turkey — 0.8%
AG Anadolu Grubu Holding AS	38,937	404,708
Anadolu Efes Biracilik Ve Malt Sanayii AS	37,310	230,516
BIM Birlesik Magazalar AS	46,421	692,845
Enka Insaat ve Sanayi AS	180,536	232,959
KOC Holding AS	82,274	607,801
Migros Ticaret AS	54,459	802,767
Tupras Turkiye Petrol Rafinerileri AS	191,799	1,052,297
Turk Hava Yollari AO†	49,021	460,534
Turk Telekomunikasyon AS†	164,411	235,871
Turkiye Garanti Bankasi AS	126,239	422,321
		5,142,619
United Arab Emirates — 1.0%
Aldar Properties PJSC	571,055	855,033
Dubai Islamic Bank PJSC	171,350	257,842
Emaar Properties PJSC	686,533	1,431,637
Emirates NBD Bank PJSC	58,990	249,817
Emirates Telecommunications Group Co. PJSC	160,342	703,688
First Abu Dhabi Bank PJSC	891,789	2,817,460
		6,315,477
United Kingdom — 0.4%
Anglogold Ashanti PLC	87,596	2,084,511
ReNew Energy Global PLC, Class A†	91,063	545,467
		2,629,978
United States — 0.2%
Southern Copper Corp.	8,112	962,326
Yum China Holdings, Inc.	6,689	239,199
		1,201,525
Total Long-Term Investment Securities (cost $636,706,265)		635,289,213
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3) (cost $5,133,521)	5,133,521	$ 5,133,521
TOTAL INVESTMENTS (cost $641,839,786)(4)	99.4%	640,422,734
Other assets less liabilities	0.6	3,914,244
NET ASSETS	100.0%	$644,336,978
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $18,761,433 representing 2.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
154	Long	MSCI Emerging Markets Index	June 2024	$8,293,432	$8,135,050	$(158,382)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	15.7%
Banks	14.7
Internet	11.2
Computers	4.9
Oil & Gas	4.2
Diversified Financial Services	3.5
Telecommunications	3.5
Retail	3.1
Chemicals	2.9
Insurance	2.7
Auto Manufacturers	2.4
Beverages	2.3
Auto Parts & Equipment	2.2
Engineering & Construction	2.2
Mining	2.1
Electronics	2.0
Electric	2.0
Pharmaceuticals	1.9
Transportation	1.6
Food	1.5
Iron/Steel	1.4
Software	1.4
Building Materials	1.3
Home Furnishings	1.2
Healthcare-Services	1.1
Real Estate	0.9
Short-Term Investments	0.8
Biotechnology	0.7
Commercial Services	0.6
Gas	0.5
Holding Companies-Diversified	0.4
Airlines	0.4
Electrical Components & Equipment	0.3
Distribution/Wholesale	0.3
Cosmetics/Personal Care	0.3
Advertising	0.2
Machinery-Construction & Mining	0.2
Lodging	0.2
Trucking & Leasing	0.1
Media	0.1
Household Products/Wares	0.1
Miscellaneous Manufacturing	0.1
Forest Products & Paper	0.1
Leisure Time	0.1
99.4%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,823,290	$856,049	$—	$4,679,339
Brazil	33,218,234	—	—	33,218,234
Cayman Islands	10,076,717	94,298,526	—	104,375,243
Chile	3,831,442	—	—	3,831,442
India	5,736,808	106,538,085	—	112,274,893
Jersey	297,293	—	—	297,293
Marshall Islands	1,195,799	—	—	1,195,799
Mexico	14,539,747	—	—	14,539,747
Russia	—	—	0	0
South Korea	752,959	72,869,197	—	73,622,156
Taiwan	2,480,983	112,243,014	—	114,723,997
Thailand	11,651,089	—	—	11,651,089
Turkey	655,280	4,487,339	—	5,142,619
United Kingdom	545,467	2,084,511	—	2,629,978
United States	1,201,525	—	—	1,201,525
Other Countries	—	151,905,859	—	151,905,859
Short-Term Investments	5,133,521	—	—	5,133,521
Total Investments at Value	$95,140,154	$545,282,580	$0	$640,422,734
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$158,382	$—	$—	$158,382
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 5.1%
Goodman Group#	295,334	$ 6,658,242
National Storage REIT#	2,787,147	4,192,643
NEXTDC, Ltd.#†	178,793	2,135,429
Rural Funds Group	215,077	287,206
Scentre Group#	2,159,495	4,586,704
		17,860,224
Belgium — 1.1%
Aedifica SA	30,630	2,000,194
Warehouses De Pauw#	58,097	1,700,679
		3,700,873
Canada — 2.9%
Canadian Apartment Properties REIT	154,037	5,040,574
Chartwell Retirement Residences(1)	206,000	1,884,750
First Capital Real Estate Investment Trust	168,370	1,775,177
Granite Real Estate Investment Trust	28,300	1,399,894
		10,100,395
France — 0.9%
Klepierre SA	105,495	3,050,393
Germany — 1.8%
Vonovia SE	196,761	6,157,301
Guernsey — 0.5%
Shurgard Self Storage, Ltd.	39,167	1,732,334
Hong Kong — 1.7%
Link REIT	600,700	2,525,055
Sino Land Co., Ltd.	1,554,000	1,652,869
Swire Properties, Ltd.	856,001	1,574,424
		5,752,348
Japan — 8.0%
Comforia Residential REIT, Inc.	880	1,797,792
Japan Hotel REIT Investment Corp.	3,440	1,711,855
Japan Logistics Fund, Inc.	758	1,311,644
Japan Metropolitan Fund Investment Corp.	6,205	3,659,349
Katitas Co., Ltd.	12,500	127,395
Keisei Electric Railway Co., Ltd.	14,500	521,034
Mitsubishi Estate Co., Ltd.	405,000	6,818,833
Mitsui Fudosan Co., Ltd.	879,800	8,089,326
Mitsui Fudosan Logistics Park, Inc.	822	2,306,353
Nippon Prologis REIT, Inc.	322	532,843
Star Asia Investment Corp.	1,907	715,771
		27,592,195
Mexico — 0.4%
Corp Inmobiliaria Vesta SAB de CV#	379,243	1,324,160
Singapore — 2.8%
CapitaLand Ascendas REIT	1,544,300	3,001,125
CapitaLand India Trust(1)	3,038,908	2,382,770
CapitaLand Integrated Commercial Trust	1,059,600	1,544,154
CapitaLand Investment, Ltd.#	1,082,900	2,144,290
Parkway Life Real Estate Investment Trust	273,900	726,973
		9,799,312
Spain — 1.5%
Cellnex Telecom SA*	51,823	1,896,448
Merlin Properties Socimi SA#	275,885	3,317,281
		5,213,729
Security Description	Shares or Principal Amount	Value

Sweden — 0.8%
Castellum AB†	69,292	$ 864,420
Catena AB	40,335	2,070,005
		2,934,425
United Kingdom — 7.2%
Big Yellow Group PLC	143,242	2,281,916
Derwent London PLC	130,456	3,865,794
Grainger PLC	628,730	2,005,070
Helios Towers PLC†	1,310,412	2,093,226
Safestore Holdings PLC	212,705	2,445,944
Segro PLC	216,477	2,525,188
Shaftesbury Capital PLC	809,395	1,515,109
Tritax Big Box REIT PLC	1,420,550	2,874,758
UNITE Group PLC	444,468	5,294,162
		24,901,167
United States — 63.8%
Alexandria Real Estate Equities, Inc.	26,382	3,139,458
American Homes 4 Rent, Class A	244,964	8,828,503
American Tower Corp.	19,304	3,778,565
Americold Realty Trust, Inc.	99,400	2,650,998
AvalonBay Communities, Inc.	42,494	8,187,744
Boston Properties, Inc.	77,318	4,690,883
Brixmor Property Group, Inc.	206,401	4,646,086
Cousins Properties, Inc.	64,200	1,484,946
CubeSmart	89,770	3,798,169
Digital Realty Trust, Inc.	81,065	11,781,987
Douglas Emmett, Inc.	112,793	1,573,462
Encompass Health Corp.	19,814	1,711,731
Equinix, Inc.	24,308	18,546,518
Equity LifeStyle Properties, Inc.	71,154	4,466,337
Essex Property Trust, Inc.	27,427	7,125,260
Extra Space Storage, Inc.	38,440	5,564,959
Farmland Partners, Inc.#	64,035	695,420
Federal Realty Investment Trust	35,421	3,575,750
Host Hotels & Resorts, Inc.	81,570	1,463,366
Iron Mountain, Inc.	45,540	3,674,623
Kimco Realty Corp.	387,257	7,497,295
Lamar Advertising Co., Class A	21,553	2,545,625
Mid-America Apartment Communities, Inc.	55,740	7,452,995
NNN REIT, Inc.	65,513	2,736,478
Prologis, Inc.	242,232	26,764,214
Public Storage	25,985	7,115,472
Rayonier, Inc.	67,656	2,031,033
Realty Income Corp.	57,510	3,051,481
Regency Centers Corp.	50,020	3,071,228
Rexford Industrial Realty, Inc.	160,682	7,288,535
Ryman Hospitality Properties, Inc.	40,362	4,240,835
SBA Communications Corp.	10,523	2,069,664
Simon Property Group, Inc.	53,075	8,030,778
Sun Communities, Inc.	57,020	6,727,790
Universal Health Services, Inc., Class B	9,470	1,797,406
Ventas, Inc.	200,654	10,084,870
Vornado Realty Trust	109,255	2,678,933
Welltower, Inc.	119,225	12,360,056
Weyerhaeuser Co.	77,236	2,319,397
		221,248,850
Total Long-Term Investment Securities (cost $340,814,897)		341,367,706

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 0.6%
Federal Home Loan Bank 5.20%, 06/03/2024	881,000	$ 880,617
Federal Home Loan Bank 5.21%, 06/03/2024	1,157,000	1,156,497
		2,037,114
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3)	2,207,045	2,207,045
Total Short-Term Investments (cost $4,244,456)		4,244,159
TOTAL INVESTMENTS (cost $345,059,353)(4)	99.7%	345,611,865
Other assets less liabilities	0.3	999,610
NET ASSETS	100.0%	$346,611,475
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $1,896,448 representing 0.5% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $9,461,784. This was secured by collateral of $2,207,045, which was received in cash and subsequently invested in short-term investments currently valued at $2,207,045 as reported in the Portfolio of Investments. Additional collateral of $7,196,181 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	08/06/2024 to 01/23/2025	$3,975
United States Treasury Notes/Bonds	0.00% to 6.13%	06/15/2024 to 02/15/2054	7,192,206
(4)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Diversified REITS	17.6%
Warehouse/Industrial REITS	15.0
Apartment REITS	12.6
Real Estate	9.6
Shopping Centers REITS	9.4
Storage REITS	8.9
Health Care REITS	7.3
Office Property REITS	4.0
Manufactured Homes REITS	3.2
Regional Malls REITS	3.2
Hotel REITS	2.1
Single Tenant REITS	1.7
Healthcare-Services	1.5
Short-Term Investments	1.2
Engineering & Construction	1.1
Private Equity	0.6
Telecommunications	0.6
Transportation	0.1
99.7%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$10,100,395	$—	$—	$10,100,395
Mexico	1,324,160	—	—	1,324,160
United States	221,248,850	—	—	221,248,850
Other Countries	—	108,694,301	—	108,694,301
Short-Term Investments:
Sovereign	—	2,037,114	—	2,037,114
Other Short-Term Investments	2,207,045	—	—	2,207,045
Total Investments at Value	$234,880,450	$110,731,415	$—	$345,611,865
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.3%
Australia — 1.1%
Aristocrat Leisure, Ltd.	5,342	$ 160,865
BHP Group, Ltd. (ASX)	27,540	816,361
Brambles, Ltd.	14,236	135,302
Cochlear, Ltd.#	813	175,654
Fortescue, Ltd.	33,635	552,219
Goodman Group#	19,760	445,485
Lottery Corp., Ltd.#	42,878	139,785
		2,425,671
Austria — 0.1%
Erste Group Bank AG	3,504	172,165
Belgium — 0.1%
Ageas SA	2,820	140,478
KBC Group NV	1,766	129,035
		269,513
Bermuda — 0.3%
Arch Capital Group, Ltd.†	4,684	480,719
Everest Group, Ltd.	351	137,216
		617,935
Brazil — 0.6%
AMBEV SA	46,800	103,031
B3 SA - Brasil Bolsa Balcao	71,200	145,088
Banco BTG Pactual SA	20,000	120,322
Itau Unibanco Holding SA (Preference Shares)	19,800	117,007
Itausa SA (Preference Shares)	105,723	195,906
Petroleo Brasileiro SA (Preference Shares)	88,800	655,993
Suzano SA	11,200	103,876
		1,441,223
Canada — 1.5%
ARC Resources, Ltd.#	8,700	164,623
Barrick Gold Corp.	11,300	192,762
Canadian National Railway Co.	1,400	178,216
CGI, Inc.†	1,400	138,249
Constellation Software, Inc.	100	278,152
Dollarama, Inc.	5,300	501,632
Fairfax Financial Holdings, Ltd.	400	450,291
George Weston, Ltd.	900	127,867
Great-West Lifeco, Inc.#	4,300	128,973
Imperial Oil, Ltd.#	2,500	176,639
Loblaw Cos., Ltd.	1,400	162,603
Manulife Financial Corp.	6,500	168,825
Power Corp. of Canada	5,600	162,583
Sun Life Financial, Inc.	3,100	155,369
TFI International, Inc.#	1,000	132,316
TMX Group, Ltd.	5,500	147,614
		3,266,714
Cayman Islands — 0.9%
Alibaba Group Holding, Ltd.	18,900	184,985
CK Asset Holdings, Ltd.	44,500	176,109
CK Hutchison Holdings, Ltd.	22,000	107,507
JD.com, Inc., Class A	11,550	170,242
Kuaishou Technology*†	22,900	163,401
NetEase, Inc.	39,800	706,103
PDD Holdings, Inc. ADR†	1,200	179,736
Tencent Music Entertainment Group ADR	15,400	222,530
		1,910,613
China — 0.9%
Agricultural Bank of China, Ltd.	354,000	148,276
Security Description	Shares or Principal Amount	Value

China (continued)
Bank of China, Ltd.	361,000	$ 171,414
China Construction Bank Corp.	969,000	688,408
China Merchants Bank Co., Ltd.	29,500	132,080
Industrial & Commercial Bank of China, Ltd.	262,000	148,421
Kweichow Moutai Co., Ltd., Class A	500	113,903
Nongfu Spring Co., Ltd.*#	39,800	212,216
PetroChina Co., Ltd.	256,000	261,285
Ping An Insurance Group Co. of China, Ltd.	24,500	124,679
		2,000,682
Denmark — 1.1%
Novo Nordisk A/S, Class B	16,758	2,266,000
Pandora A/S	1,751	287,939
		2,553,939
Finland — 0.2%
Kone Oyj, Class B	2,743	140,161
Nokia Oyj	37,477	146,287
Wartsila OYJ Abp	8,961	189,371
		475,819
France — 1.5%
Air Liquide SA	786	154,599
BNP Paribas SA	1,844	137,053
Bouygues SA	3,420	134,247
Capgemini SE	734	148,730
Carrefour SA	8,260	134,690
Cie de Saint-Gobain SA	2,023	179,284
Cie Generale des Etablissements Michelin SCA	3,809	153,874
Credit Agricole SA	10,576	172,500
Eiffage SA	1,143	126,334
Engie SA	12,612	213,944
EssilorLuxottica SA	671	150,126
Hermes International SCA	65	154,047
L'Oreal SA	289	142,598
Orange SA	10,362	121,214
Publicis Groupe SA	2,641	297,077
Renault SA	3,724	219,007
Safran SA	787	184,923
Sanofi SA	1,197	116,959
Schneider Electric SE	730	182,737
Societe Generale SA	4,780	143,804
TotalEnergies SE	1,973	144,053
		3,411,800
Germany — 1.2%
Allianz SE	563	164,005
Bayerische Motoren Werke AG	1,210	122,448
Beiersdorf AG	906	141,876
Commerzbank AG	11,310	190,848
Daimler Truck Holding AG	3,549	151,392
Deutsche Bank AG	11,579	191,149
Deutsche Boerse AG	658	130,702
Deutsche Post AG	2,980	125,071
Deutsche Telekom AG	5,854	141,888
E.ON SE	43,680	582,426
Hannover Rueck SE	604	149,469
Heidelberg Materials AG	2,808	292,059
Muenchener Rueckversicherungs-Gesellschaft AG	351	174,631
Volkswagen AG (Preference Shares)	1,297	162,008
		2,719,972
Hong Kong — 0.2%
CLP Holdings, Ltd.	16,000	126,967

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Lenovo Group, Ltd.	100,000	$ 143,947
Sun Hung Kai Properties, Ltd.	14,000	135,199
		406,113
Hungary — 0.1%
OTP Bank Nyrt	4,954	239,508
India — 1.3%
Asian Paints, Ltd.	3,282	113,183
Bharti Airtel, Ltd.	8,644	142,167
Cipla, Ltd.	8,275	143,783
Coal India, Ltd.	25,986	154,182
Dr Reddy's Laboratories, Ltd.	1,898	131,755
HCL Technologies, Ltd.	7,836	124,800
Larsen & Toubro, Ltd.	3,221	142,502
Nestle India, Ltd.	6,910	195,138
Oil & Natural Gas Corp., Ltd.	56,812	181,441
Power Grid Corp. of India, Ltd.	89,489	332,602
Shriram Finance, Ltd.	5,980	171,082
Sun Pharmaceutical Industries, Ltd.	18,149	318,550
Tata Consultancy Services, Ltd.	4,573	203,371
Tata Motors, Ltd.	11,915	131,757
Tata Power Co., Ltd.	26,309	138,766
Titan Co., Ltd.	3,197	124,594
Varun Beverages, Ltd.	10,121	173,969
		2,923,642
Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	316,500	114,839
Ireland — 0.5%
CRH PLC	2,948	232,382
Eaton Corp. PLC	1,300	432,705
James Hardie Industries PLC†	3,608	113,655
Linde PLC	300	130,656
Smurfit Kappa Group PLC	3,617	176,743
		1,086,141
Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,950	293,475
Italy — 1.1%
Assicurazioni Generali SpA	9,105	234,192
Banco BPM SpA	22,762	164,302
Enel SpA	19,638	142,449
Intesa Sanpaolo SpA	49,482	195,065
Mediobanca Banca di Credito Finanziario SpA#	9,802	155,364
Prysmian SpA#	3,100	204,333
UniCredit SpA	31,199	1,240,995
		2,336,700
Japan — 4.2%
Asahi Group Holdings, Ltd.	3,300	120,849
Canon, Inc.	4,600	134,757
Central Japan Railway Co.	5,300	118,311
Chubu Electric Power Co., Inc.	12,100	167,081
Chugai Pharmaceutical Co., Ltd.	3,500	106,704
Daiwa House Industry Co., Ltd.	12,000	319,277
Daiwa Securities Group, Inc.	19,300	151,969
Disco Corp.	800	314,718
Fuji Electric Co., Ltd.	2,300	137,054
Hitachi, Ltd.	2,000	206,213
Hoya Corp.	1,300	158,231
Inpex Corp.	8,900	137,347
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Exchange Group, Inc.	7,000	$ 164,602
Japan Tobacco, Inc.	4,800	136,050
JFE Holdings, Inc.	8,600	130,228
Kansai Electric Power Co., Inc.	13,700	247,507
Kao Corp.	3,100	135,933
Kirin Holdings Co., Ltd.	8,000	110,692
Marubeni Corp.	8,100	158,345
Mitsubishi Corp.	9,300	195,897
Mitsubishi Electric Corp.	12,600	218,936
Mitsubishi Heavy Industries, Ltd.	15,100	131,853
Mitsui & Co., Ltd.	3,000	152,493
Mitsui OSK Lines, Ltd.	5,400	177,259
MS&AD Insurance Group Holdings, Inc.	10,200	213,057
NEC Corp.	5,200	388,299
Nintendo Co., Ltd.	2,900	158,228
Nippon Steel Corp.#	15,900	346,756
Nitto Denko Corp.	2,900	222,661
Nomura Holdings, Inc.	57,700	349,003
Osaka Gas Co., Ltd.	7,400	168,443
Otsuka Holdings Co., Ltd.	3,400	139,777
Pan Pacific International Holdings Corp.	6,700	173,506
Panasonic Holdings Corp.	14,500	127,848
Renesas Electronics Corp.	26,100	490,380
SCREEN Holdings Co., Ltd.	1,800	172,989
Shin-Etsu Chemical Co., Ltd.	14,000	521,334
Shionogi & Co., Ltd.	2,800	126,153
SoftBank Corp.	10,300	123,667
Sompo Holdings, Inc.	8,400	179,771
Subaru Corp.	13,000	290,155
Sumitomo Corp.	6,800	175,599
TDK Corp.	7,500	378,021
Tokyo Electric Power Co. Holdings, Inc.†	30,600	183,496
Tokyo Gas Co., Ltd.	7,100	158,932
Toyota Tsusho Corp.	2,200	133,922
		9,254,303
Kuwait — 0.1%
National Bank of Kuwait SAKP	44,948	125,666
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.†	1,122	165,697
Luxembourg — 0.1%
Eurofins Scientific SE	2,765	167,263
Tenaris SA	7,566	124,407
		291,670
Malaysia — 0.1%
Malayan Banking Bhd	73,900	155,913
Mexico — 0.1%
Fomento Economico Mexicano SAB de CV	14,400	164,968
Grupo Financiero Banorte SAB de CV, Class O	15,100	143,439
		308,407
Netherlands — 1.5%
BE Semiconductor Industries NV	763	113,821
EXOR NV	2,007	225,834
ING Groep NV	9,788	175,442
Koninklijke Ahold Delhaize NV	13,797	428,205
Koninklijke KPN NV	36,296	135,653
LyondellBasell Industries NV, Class A	990	98,426
NN Group NV	3,681	171,624
NXP Semiconductors NV	583	158,634
Stellantis NV#	42,913	949,078

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
STMicroelectronics NV	2,965	$ 123,677
Universal Music Group NV#	5,904	184,683
Wolters Kluwer NV	2,873	458,320
		3,223,397
Norway — 0.1%
Mowi ASA	9,328	167,508
Poland — 0.2%
Bank Polska Kasa Opieki SA	3,212	131,103
Orlen SA	7,789	125,808
Powszechny Zaklad Ubezpieczen SA	10,683	136,281
		393,192
Russia — 0.0%
MMC Norilsk Nickel PJSC(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Awwal Bank	13,239	136,681
Saudi Telecom Co.	12,113	116,263
		252,944
Singapore — 0.1%
CapitaLand Integrated Commercial Trust	115,900	168,901
South Africa — 0.2%
FirstRand, Ltd.	53,031	184,391
Gold Fields, Ltd.	8,517	133,775
MTN Group, Ltd.#	29,763	132,303
		450,469
South Korea — 0.8%
Hana Financial Group, Inc.	6,013	267,178
Hyundai Mobis Co., Ltd.	1,196	184,979
KB Financial Group, Inc.	2,491	142,441
Kia Corp.	5,172	441,918
Samsung C&T Corp.	1,368	133,141
Shinhan Financial Group Co., Ltd.	8,334	283,081
SK Hynix, Inc.	3,043	416,955
		1,869,693
Spain — 0.6%
Aena SME SA*	869	170,130
Banco Bilbao Vizcaya Argentaria SA	30,351	330,278
Iberdrola SA	10,822	142,740
Industria de Diseno Textil SA	11,749	559,702
Repsol SA	8,438	138,558
		1,341,408
SupraNational — 0.1%
Unibail-Rodamco-Westfield	1,757	154,438
Sweden — 0.6%
Atlas Copco AB, Class B	10,407	172,619
H & M Hennes & Mauritz AB, Class B	8,221	145,499
Investor AB, Class A	19,628	529,490
Investor AB, Class B	6,500	176,701
Swedbank AB, Class A	7,188	149,827
Volvo AB, Class B	6,371	171,950
		1,346,086
Switzerland — 1.2%
ABB, Ltd.	3,153	172,846
Alcon, Inc.	1,622	145,232
Bunge Global SA	1,485	159,771
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Holcim AG	1,706	$ 149,224
Julius Baer Group, Ltd.	1,960	117,778
Novartis AG	4,305	445,182
Partners Group Holding AG	109	146,012
Roche Holding AG	787	201,574
Roche Holding AG (BR)#	418	117,502
Schindler Holding AG (Participation Certificate)	578	150,703
SGS SA	1,197	112,063
Sonova Holding AG	462	146,149
Straumann Holding AG#	952	123,758
TE Connectivity, Ltd.	701	104,940
VAT Group AG*	326	178,775
Zurich Insurance Group AG	281	147,672
		2,619,181
Taiwan — 1.5%
ASE Technology Holding Co., Ltd.	64,000	309,168
Asustek Computer, Inc.	11,000	174,571
Hon Hai Precision Industry Co., Ltd.	242,000	1,286,536
MediaTek, Inc.	10,000	379,976
Novatek Microelectronics Corp.	12,000	219,223
Quanta Computer, Inc.	21,000	177,103
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	201,916
Uni-President Enterprises Corp.	53,000	130,782
United Microelectronics Corp.	84,000	142,708
Wistron Corp.	43,000	148,939
Yuanta Financial Holding Co., Ltd.	159,000	155,794
		3,326,716
United Arab Emirates — 0.1%
Emaar Properties PJSC	120,875	252,062
United Kingdom — 2.5%
3i Group PLC	18,704	690,069
Associated British Foods PLC	6,702	219,847
Auto Trader Group PLC*	16,127	169,597
BAE Systems PLC	55,225	983,464
Barclays PLC	62,992	178,500
BP PLC	20,717	129,760
BT Group PLC#	134,083	223,896
Centrica PLC	109,550	198,991
Coca-Cola Europacific Partners PLC	2,319	170,934
GSK PLC	7,276	163,226
HSBC Holdings PLC	15,337	137,425
Imperial Brands PLC	5,497	136,450
InterContinental Hotels Group PLC	1,574	159,685
NatWest Group PLC	43,950	177,904
Next PLC	2,496	298,966
RELX PLC	4,144	181,758
Rolls-Royce Holdings PLC†	46,600	270,887
Royalty Pharma PLC, Class A	5,136	140,778
Sage Group PLC	12,615	164,805
Standard Chartered PLC	15,261	152,829
Tesco PLC	35,451	141,213
Unilever PLC	2,449	134,186
United Utilities Group PLC	9,804	127,630
Vodafone Group PLC	134,231	130,581
		5,483,381
United States — 34.2%
A.O. Smith Corp.	1,929	161,342
Abbott Laboratories	1,092	111,591
AbbVie, Inc.	2,636	425,029
Adobe, Inc.†	283	125,867

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Aflac, Inc.	1,684	$ 151,341
Agilent Technologies, Inc.	1,008	131,453
Akamai Technologies, Inc.†	1,085	100,080
Align Technology, Inc.†	353	90,795
Alphabet, Inc., Class A	18,623	3,212,467
Alphabet, Inc., Class C	5,884	1,023,581
Altria Group, Inc.	2,529	116,966
Amazon.com, Inc.†	13,917	2,455,515
American Express Co.	783	187,920
American Tower Corp.	719	140,737
Ameriprise Financial, Inc.	544	237,516
Amgen, Inc.	450	137,633
Amphenol Corp., Class A	1,490	197,231
APA Corp.	3,510	107,160
Apple, Inc.	23,814	4,578,241
Applied Materials, Inc.	5,489	1,180,574
AppLovin Corp., Class A†	2,992	243,788
Archer-Daniels-Midland Co.	1,684	105,149
Arista Networks, Inc.†	585	174,125
AT&T, Inc.	7,738	140,986
Automatic Data Processing, Inc.	553	135,441
AutoZone, Inc.†	44	121,877
AvalonBay Communities, Inc.	725	139,693
Baker Hughes Co.	4,164	139,411
Bank of New York Mellon Corp.	2,660	158,563
Berkshire Hathaway, Inc., Class B†	380	157,472
Best Buy Co., Inc.	1,683	142,752
Booking Holdings, Inc.	345	1,302,841
Boston Properties, Inc.	1,846	111,997
Boston Scientific Corp.†	4,002	302,431
Broadcom, Inc.	108	143,483
Broadridge Financial Solutions, Inc.	658	132,107
Builders FirstSource, Inc.†	2,367	380,590
Cadence Design Systems, Inc.†	5,187	1,485,090
Campbell Soup Co.	2,939	130,433
Cardinal Health, Inc.	2,384	236,660
Carlisle Cos., Inc.	398	166,479
Caterpillar, Inc.	442	149,626
Cboe Global Markets, Inc.	2,036	352,208
Cencora, Inc.	617	139,794
Centene Corp.†	10,038	718,620
CF Industries Holdings, Inc.	3,786	301,858
Charles River Laboratories International, Inc.†	374	77,957
Cheniere Energy, Inc.	816	128,757
Chipotle Mexican Grill, Inc.†	257	804,287
Cigna Group	419	144,396
Cintas Corp.	269	182,374
Cisco Systems, Inc.	3,585	166,702
Cognizant Technology Solutions Corp., Class A	2,147	142,024
Colgate-Palmolive Co.	12,278	1,141,363
Comcast Corp., Class A	3,700	148,111
Constellation Brands, Inc., Class A	527	131,871
Copart, Inc.†	2,850	151,221
Corpay, Inc.†	515	137,850
Crowdstrike Holdings, Inc., Class A†	431	135,192
CSX Corp.	3,497	118,024
CVS Health Corp.	1,560	92,976
D.R. Horton, Inc.	1,061	156,816
DaVita, Inc.†	1,006	148,003
Deckers Outdoor Corp.†	513	561,181
Dell Technologies, Inc., Class C	880	122,813
Delta Air Lines, Inc.	2,672	136,325
Security Description	Shares or Principal Amount	Value

United States (continued)
Devon Energy Corp.	2,941	$ 144,344
DocuSign, Inc.†	2,654	145,280
Domino's Pizza, Inc.	325	165,288
eBay, Inc.	2,833	153,605
Edwards Lifesciences Corp.†	1,634	141,978
Electronic Arts, Inc.	1,028	136,601
Elevance Health, Inc.	280	150,774
Eli Lilly & Co.	183	150,122
Emerson Electric Co.	1,261	141,434
EOG Resources, Inc.	922	114,835
Equinix, Inc.	163	124,366
Equitable Holdings, Inc.	3,899	161,770
Equity LifeStyle Properties, Inc.	1,741	109,283
Erie Indemnity Co., Class A	396	143,522
Expedia Group, Inc.†	1,015	114,553
Expeditors International of Washington, Inc.	1,191	143,992
F5, Inc.†	531	89,723
FactSet Research Systems, Inc.	267	107,937
Fair Isaac Corp.†	488	629,486
FedEx Corp.	527	133,837
First Citizens BancShares, Inc., Class A	87	147,763
Fortinet, Inc.†	1,765	104,700
Fox Corp., Class A	3,855	132,728
Gaming & Leisure Properties, Inc.	2,586	116,111
Gartner, Inc.†	286	120,026
General Electric Co.	449	74,148
General Motors Co.	24,813	1,116,337
Gilead Sciences, Inc.	2,074	133,296
GoDaddy, Inc., Class A†	821	114,636
Hartford Financial Services Group, Inc.	1,662	171,934
HCA Healthcare, Inc.	446	151,529
Hewlett Packard Enterprise Co.	7,293	128,721
HF Sinclair Corp.	2,286	126,256
Home Depot, Inc.	363	121,558
Howmet Aerospace, Inc.	2,438	206,377
Hubbell, Inc.	1,088	423,112
Huntington Ingalls Industries, Inc.	507	128,322
IDEXX Laboratories, Inc.†	1,167	579,941
Illinois Tool Works, Inc.	572	138,853
Intuit, Inc.	207	119,323
Iron Mountain, Inc.	2,186	176,388
Jabil, Inc.	1,333	158,494
Johnson & Johnson	791	116,016
Kellanova	2,242	135,282
Keurig Dr Pepper, Inc.	4,117	141,007
Kimberly-Clark Corp.	909	121,170
KKR & Co., Inc.	982	100,989
KLA Corp.	1,895	1,439,309
Kraft Heinz Co.	3,863	136,634
Kroger Co.	13,008	681,229
Lam Research Corp.	149	138,934
Lamb Weston Holdings, Inc.	1,237	109,215
Lattice Semiconductor Corp.†	1,413	104,901
Lennar Corp., Class A	1,188	190,496
Lennox International, Inc.	404	203,050
Live Nation Entertainment, Inc.†	1,438	134,798
LKQ Corp.	2,124	91,396
Lowe's Cos., Inc.	606	134,102
LPL Financial Holdings, Inc.	500	143,105
Lululemon Athletica, Inc.†	405	126,356
M&T Bank Corp.	965	146,294
Manhattan Associates, Inc.†	1,213	266,302
Marathon Petroleum Corp.	7,267	1,283,425

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
MarketAxess Holdings, Inc.	546	$ 108,616
Marsh & McLennan Cos., Inc.	716	148,627
Masco Corp.	4,258	297,719
Mastercard, Inc., Class A	3,838	1,715,855
MercadoLibre, Inc.†	79	136,321
Merck & Co., Inc.	1,202	150,899
Meta Platforms, Inc., Class A	7,099	3,314,026
Mettler-Toledo International, Inc.†	421	591,122
Microsoft Corp.	11,706	4,859,512
Mid-America Apartment Communities, Inc.	929	124,217
Molina Healthcare, Inc.†	404	127,090
Molson Coors Beverage Co., Class B	2,313	126,776
Monster Beverage Corp.†	2,221	115,314
Moody's Corp.	336	133,389
Netflix, Inc.†	272	174,521
Neurocrine Biosciences, Inc.†	1,017	137,712
NIKE, Inc., Class B	1,100	104,555
NRG Energy, Inc.	3,665	296,865
Nucor Corp.	1,478	249,560
NVIDIA Corp.	5,990	6,567,017
NVR, Inc.†	22	168,976
Omnicom Group, Inc.	1,658	154,128
ON Semiconductor Corp.†	1,354	98,896
Oracle Corp.	621	72,775
O'Reilly Automotive, Inc.†	135	130,040
Otis Worldwide Corp.	1,500	148,800
Owens Corning	1,877	339,868
PACCAR, Inc.	7,790	837,425
Packaging Corp. of America	882	161,838
Parker-Hannifin Corp.	260	138,195
Paychex, Inc.	1,080	129,773
PepsiCo, Inc.	840	145,236
Phillips 66	1,071	152,200
PPG Industries, Inc.	890	116,955
Procter & Gamble Co.	827	136,075
Progressive Corp.	666	140,646
Public Storage	680	186,204
PulteGroup, Inc.	1,462	171,522
QUALCOMM, Inc.	2,269	462,989
Regeneron Pharmaceuticals, Inc.†	1,599	1,567,276
Reliance, Inc.	931	280,026
Republic Services, Inc.	914	169,264
Robert Half, Inc.	1,519	97,565
Rollins, Inc.	3,322	151,782
Ross Stores, Inc.	968	135,288
RPM International, Inc.	1,353	151,671
SEI Investments Co.	2,129	144,155
ServiceNow, Inc.†	180	118,247
Sherwin-Williams Co.	1,036	314,737
Simon Property Group, Inc.	2,088	315,935
Skyworks Solutions, Inc.	1,177	109,061
Snap-on, Inc.	487	132,883
Steel Dynamics, Inc.	2,239	299,735
Stryker Corp.	432	147,351
Synchrony Financial	8,447	369,979
Synopsys, Inc.†	242	135,714
T. Rowe Price Group, Inc.	1,094	128,906
Target Corp.	1,087	169,746
Teledyne Technologies, Inc.†	300	119,085
Textron, Inc.	1,764	154,544
TJX Cos., Inc.	1,540	158,774
Uber Technologies, Inc.†	1,756	113,367
Security Description	Shares or Principal Amount	Value

United States (continued)
Ulta Beauty, Inc.†	258	$ 101,933
Union Pacific Corp.	579	134,803
United Therapeutics Corp.†	932	256,421
Universal Health Services, Inc., Class B	933	177,083
Valero Energy Corp.	4,837	760,086
Veeva Systems, Inc., Class A†	710	123,718
VeriSign, Inc.†	667	116,271
Verisk Analytics, Inc.	562	142,062
Verizon Communications, Inc.	3,787	155,835
Vertiv Holdings Co., Class A	4,174	409,344
Viatris, Inc.	13,114	139,008
VICI Properties, Inc.	3,637	104,418
Visa, Inc., Class A	609	165,928
Vistra Corp.	5,848	579,420
Walmart, Inc.	14,628	961,937
Waters Corp.†	440	135,916
Welltower, Inc.	1,470	152,395
Williams-Sonoma, Inc.	1,173	343,947
WP Carey, Inc.	2,326	131,186
WW Grainger, Inc.	170	156,648
Yum! Brands, Inc.	1,014	139,354
Zimmer Biomet Holdings, Inc.	910	104,787
Zoom Video Communications, Inc., Class A†	2,221	136,236
		75,738,130
Total Common Stocks (cost $107,871,458)		135,755,626
CORPORATE BONDS & NOTES — 17.4%
Argentina — 0.4%
YPF SA
8.50%, 07/28/2025	$ 320,000	315,752
9.00%, 02/12/2026(3)	522,308	527,118
		842,870
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	121,237
9.25%, 10/01/2028*	255,000	268,088
		389,325
Bermuda — 0.4%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	446,506
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	314,505
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	170,000	168,756
		929,767
Canada — 1.2%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	215,415	203,458
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	479,699
ERO Copper Corp.
6.50%, 02/15/2030*#	355,000	343,594
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	708,733
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	445,914
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	430,177
		2,611,575

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cayman Islands — 0.9%
GGAM Finance, Ltd.
7.75%, 05/15/2026*		$ 330,000	$ 336,260
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*		210,000	193,642
Weibo Corp.
3.38%, 07/08/2030#		1,603,000	1,395,380
			1,925,282
Chile — 0.1%
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*		200,000	203,768
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/2033		200,000	206,000
Israel — 0.4%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*		410,000	402,709
Leviathan Bond, Ltd.
6.13%, 06/30/2025*		510,000	499,297
			902,006
Luxembourg — 0.2%
CSN Resources SA
8.88%, 12/05/2030*		400,000	399,660
Mexico — 1.0%
Braskem Idesa SAPI
7.45%, 11/15/2029*		230,000	181,967
Petroleos Mexicanos
5.35%, 02/12/2028		2,397,000	2,131,960
			2,313,927
Netherlands — 0.2%
Braskem Netherlands Finance BV
8.50%, 01/12/2031*		410,000	415,392
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,519,116	1,310,982
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	895,229
United Kingdom — 0.0%
Anglian Water Osprey Financing PLC
4.00%, 03/08/2026	GBP	100,000	120,495
United States — 11.3%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*		220,000	222,068
Affinity Interactive
6.88%, 12/15/2027*		760,000	676,336
Air Lease Corp.
4.13%, 12/15/2026(4)		348,000	311,198
Allegiant Travel Co.
7.25%, 08/15/2027*#		430,000	406,822
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026		430,000	415,779
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*		80,000	83,846
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,400,584
Security Description	Shares or Principal Amount	Value

United States (continued)
Ares Capital Corp.
2.88%, 06/15/2028	$ 980,000	$ 871,069
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	571,490
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	862,885
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,001,627
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	858,533
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*	1,270,000	1,226,163
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	300,574
Capital One Financial Corp.
7.62%, 10/30/2031	205,000	224,208
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	356,826
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	318,979
Credit Acceptance Corp.
9.25%, 12/15/2028*	520,000	548,978
DISH Network Corp.
11.75%, 11/15/2027*	830,000	832,749
Enact Holdings, Inc.
6.25%, 05/28/2029	610,000	609,840
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	859,842
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	442,067
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	150,040
KeyBank NA FRS
5.67%, (SOFR+0.32%), 06/14/2024	860,000	860,000
Las Vegas Sands Corp.
3.20%, 08/08/2024	190,000	189,525
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	238,160
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	634,919
MasTec, Inc.
4.50%, 08/15/2028*#	303,000	285,967
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	457,793
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	778,050	778,795
New Fortress Energy, Inc.
6.50%, 09/30/2026*	655,000	616,516
6.75%, 09/15/2025*	1,565,000	1,546,486
8.75%, 03/15/2029*#	180,000	172,775
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	229,323
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	112,609
6.40%, 04/15/2033	110,000	113,226
Synchrony Bank
5.63%, 08/23/2027	380,000	374,718
Synchrony Financial
4.25%, 08/15/2024	70,000	69,754
4.88%, 06/13/2025	310,000	306,456
7.25%, 02/02/2033	270,000	270,881

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Tapestry, Inc.
7.35%, 11/27/2028	$ 460,000	$ 476,347
7.70%, 11/27/2030	660,000	689,601
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	318,097
Uber Technologies, Inc.
8.00%, 11/01/2026*	340,000	344,069
Vector Group, Ltd.
5.75%, 02/01/2029*	410,000	376,230
Venture Global LNG, Inc.
8.13%, 06/01/2028*	670,000	684,736
Viasat, Inc.
5.63%, 04/15/2027*	470,000	420,197
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025*	80,000	78,910
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	218,364
8.00%, 10/15/2026*(4)	185,000	188,053
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	463,931
		25,068,941
Total Corporate Bonds & Notes (cost $39,983,519)		38,535,219
LOANS(5)(6)(7) — 0.4%
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
10.42%, (SOFR+5.00%), 06/30/2028 (cost $892,845)	970,392	887,908
ASSET BACKED SECURITIES — 2.0%
Cayman Islands — 1.5%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 7.77%, (TSFR3M+2.45%), 07/25/2034*	420,000	421,122
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 8.59%, (TSFR3M+3.26%), 07/15/2031*	840,000	840,064
Magnetite XII, Ltd. FRS
Series 2015-12A, Class DR 8.59%, (TSFR3M+3.26%), 10/15/2031*	800,000	803,120
Neuberger Berman Loan Advisers CLO 26, Ltd. FRS
Series 2017-26A, Class D 8.24%, (TSFR3M+2.91%), 10/18/2030*	800,000	800,133
Neuberger Berman Loan Advisers CLO 34, Ltd. FRS
Series 2019-34A, Class CR 7.42%, (TSFR3M+2.10%), 01/20/2035*	490,000	490,424
		3,354,863
Jersey — 0.5%
Allegro CLO XV, Ltd. FRS
Series 2022-1A, Class D 8.97%, (TSFR3M+3.65%), 07/20/2035*	420,000	420,420
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 7.53%, (TSFR3M+2.20%), 07/20/2037*	730,000	730,753
		1,151,173
Total Asset Backed Securities (cost $4,507,275)		4,506,036
Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
United States — 3.2%
Connecticut Avenue Securities Trust FRS
Series 2023-R07, Class 2M2 8.57%, (SOFR30A+3.25%), 09/25/2043*		$ 380,000	$ 398,261
Series 2023-R02, Class 1M2 8.67%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,143,216
Series 2022-R06, Class 1M2 9.17%, (SOFR30A+3.85%), 05/25/2042*		860,000	913,704
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 7.24%, (SOFR30A+1.91%), 07/25/2030		2,147,037	2,177,809
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*		1,180,000	1,246,901
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.12%, (SOFR30A+1.80%), 01/25/2044*		710,000	715,748
Series 2023-R03, Class 2M2 9.22%, (SOFR30A+3.90%), 04/25/2043*		420,000	451,284
Total Collateralized Mortgage Obligations (cost $7,021,716)			7,046,923
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.7%
United States — 0.7%
United States Treasury Notes
5.52%, (3 UTBMM+0.20%), 01/31/2025 (cost $1,510,423)		1,510,000	1,511,647
FOREIGN GOVERNMENT OBLIGATIONS — 8.7%
Brazil — 0.8%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	9,400,000	1,822,288
Colombia — 1.7%
Colombian TES
7.25%, 10/26/2050	COP	4,283,000,000	713,512
Republic of Colombia
7.00%, 03/26/2031	COP	14,263,000,000	3,056,203
			3,769,715
Mexico — 2.6%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,660,175
7.75%, 11/23/2034	MXN	15,200,000	776,354
8.00%, 07/31/2053	MXN	48,000,000	2,336,784
			5,773,313
Panama — 0.7%
Republic of Panama
3.87%, 07/23/2060		1,340,000	749,168
4.50%, 01/19/2063		1,415,000	886,591
			1,635,759
Spain — 1.1%
Kingdom of Spain
1.90%, 10/31/2052*	EUR	3,270,000	2,332,940
United Kingdom — 1.8%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	3,660,000	3,932,014
Total Foreign Government Obligations (cost $18,943,542)			19,266,029

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)		100	$ 0
Total Long-Term Investment Securities (cost $180,730,778)			207,509,388
SHORT-TERM INVESTMENTS — 6.0%
Sovereign — 2.0%
Egypt Treasury Bills 22.69%, 10/22/2024	EGP	36,400,000	700,836
Egypt Treasury Bills 23.50%, 12/17/2024	EGP	70,025,000	1,300,862
Egypt Treasury Bills 23.92%, 03/11/2025	EGP	76,650,000	1,353,098
Federal Home Loan Bank 5.21%, 06/03/2024		1,000,000	999,565
			4,354,361
Unaffiliated Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(8)		6,003,681	6,003,681
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(8)(9)		2,881,139	2,881,139
			8,884,820
Total Short-Term Investments (cost $13,127,249)			13,239,181
TOTAL INVESTMENTS (cost $193,858,027)(10)		99.7%	220,748,569
Other assets less liabilities		0.3	678,377
NET ASSETS		100.0%	$221,426,946
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $34,136,687 representing 15.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	02/03/2020	2,800	$9,349
Series E	04/28/2020	45,700	123,804
Series E	12/15/2020	7,800	25,736
		56,300	158,889	$0	$0.00	0.0%
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of May 31, 2024.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	The rate shown is the 7-day yield as of May 31, 2024.
(9)	At May 31, 2024, the Fund had loaned securities with a total value of $5,849,860. This was secured by collateral of $2,881,139, which was received in cash and subsequently invested in short-term investments currently valued at $2,881,139 as reported in the Portfolio of Investments. Additional collateral of $3,174,619 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	06/13/2024 to 09/19/2024	$357,104
United States Treasury Notes/Bonds	0.00% to 5.50%	07/15/2024 to 08/15/2053	2,817,515
(10)	See Note 4 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

BRL—Brazilian Real
COP—Columbian Peso
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.60	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(12,313)	$573	$(11,740)
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
36	Long	U.S. Treasury 10 Year Notes	September 2024	$3,914,841	$3,916,687	$ 1,846
46	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	5,143,333	5,153,438	10,105
						$11,951
						Unrealized (Depreciation)
10	Short	S&P 500 E-Mini Index	June 2024	$2,623,500	$2,647,750	$(24,250)
		Net Unrealized Appreciation (Depreciation)				$(12,299)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	GBP	3,530,000	USD	4,452,612	06/10/2024	$ —	$ (45,629)
	MXN	98,100,000	USD	5,729,682	07/29/2024	—	(2,616)
	USD	2,135,126	GBP	1,680,000	06/10/2024	5,679	—
	USD	2,456,647	MXN	42,400,000	07/29/2024	20,922	—
						26,601	(48,245)
HSBC Bank PLC	BRL	11,340,000	USD	2,157,336	07/19/2024	7,287	—
	GBP	1,350,000	USD	1,717,401	06/10/2024	—	(2,889)
	USD	2,199,152	BRL	11,340,000	07/19/2024	—	(49,102)
	USD	1,216,083	CLP	1,090,000,000	07/17/2024	—	(29,458)
						7,287	(81,449)
JPMorgan Chase Bank, N.A.	COP	11,650,000,000	USD	2,916,912	07/30/2024	—	(70,867)
	EUR	2,050,000	USD	2,199,213	08/07/2024	—	(31,586)

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	100,000	USD	124,994	06/10/2024	$ —	$ (2,435)
	USD	388,862	GBP	310,000	06/10/2024	6,168	—
						6,168	(104,888)
Unrealized Appreciation (Depreciation)						$40,056	$(234,582)
BRL—Brazilian Real
CLP—Chilean Peso
COP—Columbian Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Foreign Government Obligations	8.7%
Internet	6.8
Short-Term Investments	6.0
Semiconductors	5.7
Banks	4.8
Oil & Gas	4.7
Diversified Financial Services	4.5
Software	4.4
Investment Companies	4.0
Computers	3.3
Collateralized Mortgage Obligations	3.2
Retail	2.7
Pharmaceuticals	2.6
Insurance	2.6
Electric	2.2
Auto Manufacturers	2.1
Other Asset Backed Securities	2.0
Electronics	1.8
Mining	1.5
Pipelines	1.4
Chemicals	1.3
Food	1.2
Commercial Services	1.2
Telecommunications	1.2
Healthcare-Products	1.2
REITS	1.1
Biotechnology	1.1
Iron/Steel	1.0
Building Materials	0.9
Media	0.9
Cosmetics/Personal Care	0.9
Airlines	0.9
Apparel	0.8
Healthcare-Services	0.8
Beverages	0.7
Aerospace/Defense	0.7
U.S. Government & Agency Obligations	0.7
Entertainment	0.7
Private Equity	0.6
Machinery-Construction & Mining	0.6
Distribution/Wholesale	0.6
Transportation	0.5
Agriculture	0.5
Home Builders	0.5
Miscellaneous Manufacturing	0.5
Gas	0.4
Electrical Components & Equipment	0.4

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
Engineering & Construction	0.3%
Machinery-Diversified	0.3
Hand/Machine Tools	0.3
Real Estate	0.3
Metal Fabricate/Hardware	0.2
Advertising	0.2
Lodging	0.2
Auto Parts & Equipment	0.2
Forest Products & Paper	0.1
Environmental Control	0.1
Leisure Time	0.1
Packaging & Containers	0.1
Toys/Games/Hobbies	0.1
Coal	0.1
Oil & Gas Services	0.1
Office/Business Equipment	0.1
99.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$617,935	$—	$—	$617,935
Brazil	1,441,223	—	—	1,441,223
Canada	3,266,714	—	—	3,266,714
Cayman Islands	402,266	1,508,347	—	1,910,613
Ireland	563,361	522,780	—	1,086,141
Israel	293,475	—	—	293,475
Liberia	165,697	—	—	165,697
Mexico	308,407	—	—	308,407
Netherlands	257,060	2,966,337	—	3,223,397
Russia	—	—	0	0
Switzerland	264,711	2,354,470	—	2,619,181
United Kingdom	311,712	5,171,669	—	5,483,381
United States	75,738,130	—	—	75,738,130
Other Countries	—	39,601,332	—	39,601,332
Corporate Bonds & Notes	—	38,535,219	—	38,535,219
Loans	—	887,908	—	887,908
Asset Backed Securities	—	4,506,036	—	4,506,036
Collateralized Mortgage Obligations	—	7,046,923	—	7,046,923
U.S. Government & Agency Obligations	—	1,511,647	—	1,511,647
Foreign Government Obligations	—	19,266,029	—	19,266,029
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	4,354,361	—	4,354,361
Other Short-Term Investments	8,884,820	—	—	8,884,820
Total Investments at Value	$92,515,511	$128,233,058	$0	$220,748,569
Other Financial Instruments:†
Swaps	$—	$573	$—	$573
Futures Contracts	11,951	—	—	11,951
Forward Foreign Currency Contracts	—	40,056	—	40,056
Total Other Financial Instruments	$11,951	$40,629	$—	$52,580

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,250	$—	$—	$24,250
Forward Foreign Currency Contracts	—	234,582	—	234,582
Total Other Financial Instruments	$24,250	$234,582	$—	$258,832
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.6%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 484,389	$ 439,712
3.35%, 04/15/2031	220,812	202,146
		641,858
Banks — 1.6%
BPCE SA
5.13%, 01/18/2028*	1,000,000	991,499
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	204,960
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	923,629
		2,120,088
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	931,678
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	937,804
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	988,076
		2,857,558
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	164,804
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	512,555
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	989,379
		1,501,934
Total Corporate Bonds & Notes (cost $7,684,231)		7,286,242
ASSET BACKED SECURITIES — 2.6%
Other Asset Backed Securities — 2.6%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	538,126
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	913,904
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	262,318
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,274,384	1,167,667
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	384,357	372,268
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	117,560	115,032
Total Asset Backed Securities (cost $3,643,141)		3,369,315
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.6%
Commercial and Residential — 3.3%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	423,188
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	$ 500,000	$ 448,536
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	98,409	94,399
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,085,374
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	378,790
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,021,316
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	812,935
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,450
		4,270,988
U.S. Government Agency — 18.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	545,696
Series K145, Class A2 2.58%, 05/25/2032	430,000	364,341
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,783,407
Series K146, Class A2 2.92%, 06/25/2032	705,000	612,377
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,812,210
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	981,284
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,494,974
Series 4594, Class GN 2.50%, 02/15/2045	320,279	286,161
Series 3981, Class PA 3.00%, 04/15/2031	18,710	18,420
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,613,577
Series 4150, Class IG 3.00%, 01/15/2033(2)	894,516	52,858
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	882,201
Series 4365, Class HZ 3.00%, 01/15/2040	394,822	357,295
Series 4057, Class WY 3.50%, 06/15/2027	562,738	549,083
Series 3813, Class D 4.00%, 02/15/2026	70,350	69,857
Series 3917, Class B 4.50%, 08/15/2026	46,891	46,685
Series 3927, Class AY 4.50%, 09/15/2026	338,086	335,313

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3786, Class PB 4.50%, 07/15/2040	$ 173,260	$ 169,758
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.06%, (6.39-SOFR30A), 05/15/2042(2)(3)	139,161	12,528
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	237,665	211,195
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,116,910	1,046,101
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	45,704	42,713
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	166,225
Series 2020-12, Class JC 2.00%, 03/25/2050	693,258	564,142
Series 2013-23, Class KJ 2.25%, 05/25/2042	568,741	508,587
Series 2012-93, Class ME 2.50%, 01/25/2042	482,263	439,939
Series 2013-73, Class TD 2.50%, 09/25/2042	194,218	178,913
Series 2019-M22, Class A2 2.52%, 08/25/2029	311,571	278,629
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	827,642
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,033,042	1,798,980
Series 2016-30, Class PA 3.00%, 04/25/2045	297,138	271,155
Series 2016-25, Class LA 3.00%, 07/25/2045	224,294	203,894
Series 2016-33, Class JA 3.00%, 07/25/2045	214,991	195,904
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,657,973
Series 2016-38, Class NA 3.00%, 01/25/2046	414,709	372,145
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	734,482
Series 2010-117, Class DY 4.50%, 10/25/2025	115,303	114,286
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	227,595
Series 2007-116, Class PB 5.50%, 08/25/2035	21,191	21,377
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	799,036
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	63,253	11,324
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	368,762
Series 2004-18, Class Z 4.50%, 03/16/2034	88,490	86,095
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 352,876	$ 339,738
Series 2005-21, Class Z 5.00%, 03/20/2035	169,867	167,286
		23,622,143
Total Collateralized Mortgage Obligations (cost $31,517,778)		27,893,131
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.0%
U.S. Government — 36.9%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,215,633
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,471,836
2.88%, 08/15/2045	1,000,000	750,625
3.00%, 02/15/2048	750,000	563,672
3.13%, 02/15/2043	2,000,000	1,601,875
3.25%, 05/15/2042	500,000	411,270
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,376,523
3.88%, 08/15/2040	1,500,000	1,371,738
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	792,344
0.75%, 04/30/2026	4,000,000	3,701,406
1.25%, 06/30/2028	3,500,000	3,072,070
1.88%, 02/15/2032	4,500,000	3,737,813
2.75%, 05/15/2025	10,000,000	9,774,219
3.13%, 08/15/2025	1,500,000	1,465,488
4.13%, 10/31/2027	7,000,000	6,888,711
4.38%, 10/31/2024	1,500,000	1,494,043
		47,689,266
U.S. Government Agency — 27.1%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	422,620
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,431,203	1,116,985
3.50%, 06/01/2033	385,606	364,906
3.70%, 05/01/2037	3,000,000	2,654,338
4.00%, 05/01/2052 to 08/01/2052	4,200,702	3,846,433
4.50%, 09/01/2039 to 06/01/2041	832,886	803,122
5.00%, 10/01/2034 to 10/01/2052	681,888	671,161
5.50%, 12/01/2036	2,720	2,733
6.00%, 11/01/2033	25,599	26,155
6.50%, 02/01/2032	7,641	7,775
8.00%, 08/01/2030	54	55
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	524,036
2.04%, 06/01/2037	242,830	180,447
2.14%, 10/01/2029	1,000,000	876,046
2.31%, 05/01/2037	960,160	739,874
2.50%, 01/01/2052	2,104,359	1,736,764
2.53%, 04/01/2034	2,500,000	2,040,526
2.55%, 09/01/2034	700,000	572,170
3.00%, 03/01/2043 to 03/01/2052	4,249,947	3,654,571
3.30%, 02/01/2030	2,734,438	2,493,913
3.43%, 05/01/2032	2,000,000	1,805,893
3.54%, 06/01/2032	1,000,000	905,827
3.69%, 05/01/2030	1,382,854	1,302,920
4.00%, 09/01/2040 to 03/01/2043	2,096,578	1,968,778
4.33%, 10/01/2037	1,000,000	930,250
5.00%, 12/01/2036	3,439	3,380
5.50%, 12/01/2033	6,173	6,170
6.50%, 07/01/2032	1,694	1,744
7.00%, 09/01/2031	2,419	2,485

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 03/20/2051	$ 1,377,666	$ 1,151,856
3.50%, 09/15/2048 to 09/20/2051	4,331,869	3,869,718
4.50%, 03/15/2038 to 08/15/2040	342,142	331,305
5.00%, 09/15/2035 to 05/15/2036	25,390	25,307
6.00%, 01/15/2032	2,890	2,950
7.50%, 01/15/2031	2,361	2,388
		35,045,601
Total U.S. Government & Agency Obligations (cost $93,151,620)		82,734,867
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	251,745
Total Long-Term Investment Securities (cost $136,271,770)		121,535,300
REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $7,313,511 and collateralized by $9,012,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $7,458,951 (cost $7,312,536)	7,312,536	7,312,536
TOTAL INVESTMENTS (cost $143,584,306)(5)	99.7%	128,847,836
Other assets less liabilities	0.3	380,168
NET ASSETS	100.0%	$129,228,004
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $6,591,192 representing 5.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2024.
(4)	Principal Only
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,286,242	$—	$7,286,242
Asset Backed Securities	—	3,369,315	—	3,369,315
Collateralized Mortgage Obligations	—	27,893,131	—	27,893,131
U.S. Government & Agency Obligations	—	82,734,867	—	82,734,867
Municipal Securities	—	251,745	—	251,745
Repurchase Agreements	—	7,312,536	—	7,312,536
Total Investments at Value	$—	$128,847,836	$—	$128,847,836
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.8%
Boeing Co.†	4,011	$ 712,394
General Electric Co.	7,438	1,228,311
Howmet Aerospace, Inc.	3,606	305,248
TransDigm Group, Inc.	20,732	27,847,844
		30,093,797
Agriculture — 0.1%
Philip Morris International, Inc.	9,130	925,599
Airlines — 0.0%
Delta Air Lines, Inc.	5,700	290,814
Apparel — 0.9%
Deckers Outdoor Corp.†	408	446,319
LVMH Moet Hennessy Louis Vuitton SE	15,946	12,814,095
NIKE, Inc., Class B	8,319	790,721
Ralph Lauren Corp.	341	63,726
		14,114,861
Auto Manufacturers — 1.2%
Ferrari NV	28,888	11,872,968
PACCAR, Inc.	6,070	652,525
Tesla, Inc.†	44,039	7,842,465
		20,367,958
Beverages — 0.2%
Coca-Cola Co.	24,120	1,517,872
Monster Beverage Corp.†	7,045	365,776
PepsiCo, Inc.	7,864	1,359,686
		3,243,334
Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc.†	1,007	987,021
Vertex Pharmaceuticals, Inc.†	2,622	1,193,902
		2,180,923
Building Materials — 0.1%
Builders FirstSource, Inc.†	1,961	315,309
Carrier Global Corp.	6,374	402,773
Martin Marietta Materials, Inc.	649	371,280
Masco Corp.	1,886	131,869
Trane Technologies PLC	2,495	817,013
Vulcan Materials Co.	1,352	345,801
		2,384,045
Chemicals — 1.0%
Celanese Corp.	1,592	242,048
CF Industries Holdings, Inc.	1,640	130,757
Ecolab, Inc.	2,057	477,635
Linde PLC	4,007	1,745,129
Sherwin-Williams Co.	44,340	13,470,492
		16,066,061
Commercial Services — 2.2%
Automatic Data Processing, Inc.	2,546	623,566
Cintas Corp.	753	510,512
Corpay, Inc.†	1,148	307,285
CoStar Group, Inc.†	168,629	13,181,729
Equifax, Inc.	765	177,013
Gartner, Inc.†	1,239	519,971
Moody's Corp.	1,176	466,860
Quanta Services, Inc.	1,594	439,848
Rollins, Inc.	1,918	87,634
S&P Global, Inc.	46,596	19,920,256
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	1,068	$ 714,930
Verisk Analytics, Inc.	1,268	320,525
		37,270,129
Computers — 8.4%
Accenture PLC, Class A	5,382	1,519,285
Apple, Inc.	704,749	135,487,995
EPAM Systems, Inc.†	367	65,300
Fortinet, Inc.†	10,131	600,971
NetApp, Inc.	1,211	145,841
Seagate Technology Holdings PLC	1,270	118,415
Super Micro Computer, Inc.†	800	627,608
		138,565,415
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	5,104	474,468
Procter & Gamble Co.	14,585	2,399,816
		2,874,284
Distribution/Wholesale — 1.1%
Copart, Inc.†	312,647	16,589,050
Fastenal Co.	4,548	300,077
Pool Corp.	351	127,606
WW Grainger, Inc.	527	485,609
		17,502,342
Diversified Financial Services — 4.6%
American Express Co.	6,363	1,527,120
Ameriprise Financial, Inc.	844	368,499
Cboe Global Markets, Inc.	1,074	185,791
CME Group, Inc.	2,060	418,139
Discover Financial Services	2,146	263,228
Mastercard, Inc., Class A	51,276	22,923,961
Visa, Inc., Class A	183,932	50,114,113
		75,800,851
Electric — 0.1%
Constellation Energy Corp.	2,284	496,199
Vistra Corp.	5,342	529,285
		1,025,484
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,761	298,630
Eaton Corp. PLC	3,935	1,309,765
Generac Holdings, Inc.†	596	87,737
		1,696,132
Electronics — 0.1%
Allegion PLC	530	64,565
Amphenol Corp., Class A	5,339	706,723
Fortive Corp.	5,574	414,928
Garmin, Ltd.	1,314	215,299
Hubbell, Inc.	392	152,445
Jabil, Inc.	1,094	130,077
Mettler-Toledo International, Inc.†	129	181,128
TE Connectivity, Ltd.	1,915	286,675
		2,151,840
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	798	102,064

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	1,988	$ 70,693
Live Nation Entertainment, Inc.†	2,255	211,384
		282,077
Environmental Control — 0.7%
Pentair PLC	1,839	149,658
Republic Services, Inc.	1,853	343,157
Waste Connections, Inc.	66,558	10,936,810
Waste Management, Inc.	2,738	576,979
		12,006,604
Food — 0.1%
Hershey Co.	906	179,234
Lamb Weston Holdings, Inc.	1,514	133,671
Mondelez International, Inc., Class A	8,988	615,948
		928,853
Hand/Machine Tools — 0.0%
Snap-on, Inc.	378	103,141
Healthcare-Products — 6.4%
Align Technology, Inc.†	59,158	15,216,029
Boston Scientific Corp.†	170,941	12,918,011
Cooper Cos., Inc.	1,327	125,149
Danaher Corp.	63,754	16,372,027
Edwards Lifesciences Corp.†	3,567	309,937
IDEXX Laboratories, Inc.†	29,269	14,545,230
Insulet Corp.†	422	74,774
Intuitive Surgical, Inc.†	65,951	26,520,216
STERIS PLC	880	196,135
Stryker Corp.	3,440	1,173,350
Thermo Fisher Scientific, Inc.	30,954	17,581,253
Waters Corp.†	348	107,497
West Pharmaceutical Services, Inc.	1,176	389,738
		105,529,346
Healthcare-Services — 0.7%
DaVita, Inc.†	470	69,146
HCA Healthcare, Inc.	1,511	513,362
IQVIA Holdings, Inc.†	1,102	241,437
Molina Healthcare, Inc.†	544	171,132
UnitedHealth Group, Inc.	19,993	9,903,933
		10,899,010
Home Builders — 0.1%
D.R. Horton, Inc.	4,746	701,459
Lennar Corp., Class A	2,200	352,770
NVR, Inc.†	53	407,078
PulteGroup, Inc.	3,371	395,486
		1,856,793
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	1,802	192,832
Insurance — 0.2%
Aon PLC, Class A	1,623	457,102
Arch Capital Group, Ltd.†	5,897	605,209
Arthur J. Gallagher & Co.	1,757	445,101
Brown & Brown, Inc.	2,928	262,085
Marsh & McLennan Cos., Inc.	4,067	844,228
Progressive Corp.	4,651	982,198
		3,595,923
Security Description	Shares or Principal Amount	Value

Internet — 21.8%
Airbnb, Inc., Class A†	3,461	$ 501,603
Alphabet, Inc., Class A	385,814	66,552,915
Alphabet, Inc., Class C	78,419	13,641,769
Amazon.com, Inc.†	825,734	145,692,507
Booking Holdings, Inc.	555	2,095,874
CDW Corp.	894	199,916
Etsy, Inc.†	838	53,188
Expedia Group, Inc.†	2,078	234,523
Meta Platforms, Inc., Class A	172,114	80,347,979
Netflix, Inc.†	59,074	37,903,060
Palo Alto Networks, Inc.†	5,012	1,478,089
Shopify, Inc., Class A†	175,718	10,393,720
Uber Technologies, Inc.†	32,708	2,111,628
VeriSign, Inc.†	673	117,317
		361,324,088
Iron/Steel — 0.0%
Nucor Corp.	2,462	415,709
Steel Dynamics, Inc.	1,523	203,884
		619,593
Leisure Time — 0.1%
Carnival Corp.†	11,370	171,459
Norwegian Cruise Line Holdings, Ltd.†	6,761	112,233
Royal Caribbean Cruises, Ltd.†	3,750	553,800
		837,492
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	4,008	804,005
Las Vegas Sands Corp.	3,580	161,207
Marriott International, Inc., Class A	3,921	906,418
MGM Resorts International†	2,953	118,622
Wynn Resorts, Ltd.	1,515	143,743
		2,133,995
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,693	1,588,675
GE Vernova, Inc.†	1,859	326,998
		1,915,673
Machinery-Diversified — 0.1%
Deere & Co.	2,359	884,059
Ingersoll Rand, Inc.	4,954	460,970
Otis Worldwide Corp.	2,513	249,289
Rockwell Automation, Inc.	874	225,081
		1,819,399
Media — 0.0%
Charter Communications, Inc., Class A†	722	207,301
FactSet Research Systems, Inc.	285	115,214
		322,515
Mining — 0.0%
Freeport-McMoRan, Inc.	11,396	600,911
Miscellaneous Manufacturing — 0.1%
A.O. Smith Corp.	1,230	102,877
Axon Enterprise, Inc.†	1,119	315,189
Illinois Tool Works, Inc.	1,988	482,587
Parker-Hannifin Corp.	1,592	846,180
		1,746,833
Oil & Gas — 0.3%
APA Corp.	5,741	175,273
ConocoPhillips	12,920	1,504,922

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Coterra Energy, Inc.	7,890	$ 225,023
Diamondback Energy, Inc.	2,845	566,895
EOG Resources, Inc.	6,117	761,872
Hess Corp.	4,375	674,187
Marathon Oil Corp.	4,930	142,773
Marathon Petroleum Corp.	3,217	568,154
		4,619,099
Pharmaceuticals — 3.4%
AbbVie, Inc.	10,383	1,674,155
Dexcom, Inc.†	3,738	443,962
Eli Lilly & Co.	62,275	51,086,674
Merck & Co., Inc.	16,111	2,022,575
Zoetis, Inc.	4,013	680,444
		55,907,810
Pipelines — 0.1%
ONEOK, Inc.	5,741	465,021
Targa Resources Corp.	3,544	419,007
Williams Cos., Inc.	7,540	312,986
		1,197,014
Private Equity — 0.8%
Blackstone, Inc.	114,683	13,819,302
REITS — 0.1%
American Tower Corp.	3,038	594,658
Digital Realty Trust, Inc.	2,105	305,941
Equinix, Inc.	701	534,849
Host Hotels & Resorts, Inc.	6,728	120,700
Iron Mountain, Inc.	2,367	190,993
Public Storage	1,056	289,165
SBA Communications Corp.	686	134,922
Simon Property Group, Inc.	1,916	289,910
		2,461,138
Retail — 1.4%
AutoZone, Inc.†	190	526,289
Chipotle Mexican Grill, Inc.†	4,080	12,768,442
Costco Wholesale Corp.	2,962	2,398,894
Darden Restaurants, Inc.	987	148,435
Domino's Pizza, Inc.	221	112,396
Home Depot, Inc.	5,853	1,959,994
Lululemon Athletica, Inc.†	1,825	569,382
McDonald's Corp.	5,073	1,313,349
O'Reilly Automotive, Inc.†	685	659,833
Ross Stores, Inc.	5,351	747,856
Starbucks Corp.	10,617	851,696
TJX Cos., Inc.	11,774	1,213,899
Tractor Supply Co.	722	205,979
Ulta Beauty, Inc.†	510	201,496
Yum! Brands, Inc.	2,054	282,281
		23,960,221
Semiconductors — 20.7%
Advanced Micro Devices, Inc.†	25,682	4,286,326
Analog Devices, Inc.	4,649	1,090,144
Applied Materials, Inc.	13,225	2,844,433
ASML Holding NV	43,396	41,675,349
Broadcom, Inc.	41,678	55,371,307
KLA Corp.	26,550	20,165,522
Lam Research Corp.	2,084	1,943,205
Microchip Technology, Inc.	5,067	492,664
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Monolithic Power Systems, Inc.	764	$ 562,021
NVIDIA Corp.	191,306	209,734,507
NXP Semiconductors NV	3,073	836,163
ON Semiconductor Corp.†	2,989	218,317
QUALCOMM, Inc.	9,224	1,882,157
Texas Instruments, Inc.	5,347	1,042,718
		342,144,833
Software — 19.6%
Adobe, Inc.†	7,184	3,195,156
Akamai Technologies, Inc.†	1,127	103,954
ANSYS, Inc.†	788	250,151
Autodesk, Inc.†	1,768	356,429
Broadridge Financial Solutions, Inc.	1,067	214,221
Cadence Design Systems, Inc.†	82,542	23,632,600
Dayforce, Inc.#†	1,365	67,513
Electronic Arts, Inc.	1,702	226,162
Fair Isaac Corp.†	395	509,522
Fiserv, Inc.†	4,961	742,959
Intuit, Inc.	80,832	46,594,798
Microsoft Corp.	436,380	181,154,429
MongoDB, Inc.#†	26,595	6,278,016
MSCI, Inc.	35,084	17,372,895
Oracle Corp.	25,342	2,969,829
Paychex, Inc.	2,036	244,646
Paycom Software, Inc.	329	47,810
PTC, Inc.†	1,140	200,914
Roper Technologies, Inc.	36,774	19,591,716
Salesforce, Inc.	15,386	3,607,094
ServiceNow, Inc.†	3,258	2,140,278
Synopsys, Inc.†	25,036	14,040,189
Take-Two Interactive Software, Inc.†	1,260	202,054
Tyler Technologies, Inc.†	670	321,841
		324,065,176
Telecommunications — 0.1%
Arista Networks, Inc.†	4,005	1,192,088
Motorola Solutions, Inc.	1,530	558,313
		1,750,401
Transportation — 0.1%
CSX Corp.	15,705	530,044
Expeditors International of Washington, Inc.	855	103,369
Old Dominion Freight Line, Inc.	2,844	498,411
Union Pacific Corp.	4,361	1,015,328
		2,147,152
Total Common Stocks (cost $1,142,585,899)		1,645,443,157
CONVERTIBLE PREFERRED STOCKS — 0.5%
Internet — 0.5%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	8,322,413
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
SPDR Portfolio S&P 500 Growth ETF # (cost $2,628,244)	35,000	2,625,350
Total Long-Term Investment Securities (cost $1,150,461,103)		1,656,390,920

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class 5.24%(3)	632,356	$ 632,356
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4)	719,100	719,100
		1,351,456
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(5)	$ 20,000	19,874
Total Short-Term Investments (cost $1,371,327)		1,371,330
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $291,668 and collateralized by $359,500 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $297,626 (cost $291,629)	291,629	291,629
TOTAL INVESTMENTS (cost $1,152,124,059)(6)	100.1%	1,658,053,879
Other assets less liabilities	(0.1)	(1,483,375)
NET ASSETS	100.0%	$1,656,570,504
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$8,322,413	$173.80	0.5%
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $8,629,133. This was secured by collateral of $719,100, which was received in cash and subsequently invested in short-term investments currently valued at $719,100 as reported in the Portfolio of Investments. Additional collateral of $10,038,171 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$11,889
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	6,431
United States Treasury Notes/Bonds	0.00% to 4.88%	07/31/2024 to 08/15/2053	10,019,851
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	June 2024	$259,319	$264,775	$5,456
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$1,300,766	$12,814,095	$—	$14,114,861
Other Industries	1,631,328,296	—	—	1,631,328,296
Convertible Preferred Stocks	—	—	8,322,413	8,322,413
Unaffiliated Investment Companies	2,625,350	0	—	2,625,350
Short-Term Investments:
U.S. Government	—	19,874	—	19,874
Other Short-Term Investments	1,351,456	—	—	1,351,456
Repurchase Agreements	—	291,629	—	291,629
Total Investments at Value	$1,636,605,868	$13,125,598	$8,322,413	$1,658,053,879
Other Financial Instruments:†
Futures Contracts	$5,456	$—	$—	$5,456
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 92.7%
Advertising — 1.5%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029*#	$ 750,000	$ 615,754
7.88%, 04/01/2030*	475,000	472,406
9.00%, 09/15/2028*#	3,290,000	3,424,252
Lamar Media Corp.
3.75%, 02/15/2028	1,650,000	1,538,119
		6,050,531
Aerospace/Defense — 1.9%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,775,000	2,976,915
TransDigm, Inc.
4.88%, 05/01/2029	125,000	115,886
5.50%, 11/15/2027	1,780,000	1,737,760
6.63%, 03/01/2032*	995,000	997,949
6.75%, 08/15/2028*	1,290,000	1,304,629
7.13%, 12/01/2031*	685,000	702,616
		7,835,755
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*#	1,045,000	1,021,491
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	920,130
4.25%, 03/15/2029*	1,138,000	1,038,754
		1,958,884
Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,490,000	1,505,666
Banks — 0.5%
Freedom Mortgage Corp.
7.63%, 05/01/2026*	753,000	748,179
12.00%, 10/01/2028*	1,075,000	1,161,747
12.25%, 10/01/2030*	125,000	137,023
		2,046,949
Building Materials — 1.9%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,860,000	2,688,420
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	1,460,000	1,296,078
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	2,030,000	2,033,537
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,204,715
4.75%, 01/15/2028*	550,000	523,955
		7,746,705
Chemicals — 1.9%
Avient Corp.
7.13%, 08/01/2030*	2,090,000	2,124,886
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	1,165,000	1,204,512
NOVA Chemicals Corp.
8.50%, 11/15/2028*	1,360,000	1,442,371
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	2,900,000	3,083,586
		7,855,355
Security Description		Shares or Principal Amount	Value

Commercial Services — 4.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		$ 2,605,000	$ 2,596,961
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	570,122
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,500,685
Block, Inc.
2.75%, 06/01/2026#		825,000	776,970
3.50%, 06/01/2031		915,000	783,746
Boost Newco Borrower LLC
7.50%, 01/15/2031*		2,140,000	2,218,028
Herc Holdings, Inc.
5.50%, 07/15/2027*		1,955,000	1,908,667
Service Corp. International
3.38%, 08/15/2030		2,475,000	2,121,820
TriNet Group, Inc.
7.13%, 08/15/2031*		1,925,000	1,943,183
United Rentals North America, Inc.
4.88%, 01/15/2028#		835,000	803,822
6.13%, 03/15/2034*		1,580,000	1,550,060
Williams Scotsman, Inc.
4.63%, 08/15/2028*		2,409,000	2,249,332
			19,023,396
Computers — 3.3%
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		4,225,000	4,279,080
Insight Enterprises, Inc.
6.63%, 05/15/2032*		3,125,000	3,145,672
McAfee Corp.
7.38%, 02/15/2030*		4,730,000	4,378,409
Presidio Holdings, Inc.
4.88%, 02/01/2027*		956,000	955,106
8.25%, 02/01/2028*		690,000	703,009
			13,461,276
Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*		1,925,000	1,792,889
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,325,000	2,429,176
			4,222,065
Diversified Financial Services — 4.2%
Credit Acceptance Corp.
6.63%, 03/15/2026#		415,000	413,682
9.25%, 12/15/2028*		1,240,000	1,309,101
Enact Holdings, Inc.
6.50%, 08/15/2025*		2,040,000	2,054,790
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*		1,050,000	1,060,588
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*		2,555,000	2,318,691
5.50%, 08/15/2028*		450,000	429,468
7.13%, 02/01/2032*		475,000	472,718
OneMain Finance Corp.
5.38%, 11/15/2029		2,460,000	2,287,836
7.88%, 03/15/2030		765,000	779,360
9.00%, 01/15/2029		801,000	840,816
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*		1,050,000	1,040,790

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
5.75%, 09/15/2031*		$ 170,000	$ 156,337
7.88%, 12/15/2029*		1,110,000	1,136,470
United Wholesale Mortgage LLC
5.50%, 04/15/2029*		3,065,000	2,878,035
			17,178,682
Electric — 0.8%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		2,430,000	2,120,464
3.75%, 01/15/2032*#		265,000	225,527
4.75%, 03/15/2028*		1,140,000	1,083,783
			3,429,774
Electronics — 1.2%
Coherent Corp.
5.00%, 12/15/2029*		1,892,000	1,764,256
Imola Merger Corp.
4.75%, 05/15/2029*		3,210,000	2,987,824
			4,752,080
Entertainment — 3.3%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	948,587
6.50%, 02/15/2032*		685,000	677,364
8.13%, 07/01/2027*		2,615,000	2,665,970
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,674,000	1,562,907
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	284,988
7.88%, 07/31/2028*	EUR	1,340,000	1,541,204
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,491,246
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*		3,435,000	3,527,010
			13,699,276
Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/2029*		165,000	150,377
5.00%, 09/01/2030		985,000	886,397
			1,036,774
Food — 1.9%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,540,000	1,413,338
8.00%, 09/15/2028*		995,000	1,009,842
Iceland Bondco PLC
10.88%, 12/15/2027*	GBP	900,000	1,195,001
Performance Food Group, Inc.
4.25%, 08/01/2029*		350,000	318,049
5.50%, 10/15/2027*		1,840,000	1,793,348
Post Holdings, Inc.
5.63%, 01/15/2028*		2,049,000	2,001,996
			7,731,574
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026		284,000	274,607
Healthcare-Products — 2.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*		2,955,000	2,780,700
Security Description		Shares or Principal Amount	Value

Healthcare-Products (continued)
Bausch & Lomb Corp.
8.38%, 10/01/2028*		$ 1,813,000	$ 1,844,728
Medline Borrower LP
3.88%, 04/01/2029*		5,080,000	4,623,698
5.25%, 10/01/2029*		1,789,000	1,686,448
			10,935,574
Healthcare-Services — 2.0%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*		2,560,000	2,021,324
8.00%, 03/15/2026*		840,000	841,499
8.00%, 12/15/2027*		30,000	30,012
IQVIA, Inc.
5.00%, 05/15/2027*		925,000	898,551
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#		1,490,000	1,501,180
Tenet Healthcare Corp.
6.13%, 06/15/2030		3,075,000	3,047,819
			8,340,385
Home Builders — 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*		997,000	895,727
4.63%, 04/01/2030*		607,000	539,593
6.63%, 01/15/2028*		2,056,000	2,031,513
Century Communities, Inc.
3.88%, 08/15/2029*		2,315,000	2,054,708
KB Home
4.80%, 11/15/2029		1,010,000	944,275
M/I Homes, Inc.
3.95%, 02/15/2030		2,035,000	1,777,084
4.95%, 02/01/2028		720,000	684,611
STL Holding Co. LLC
8.75%, 02/15/2029*		1,625,000	1,684,935
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*		355,000	336,813
5.75%, 01/15/2028*		1,755,000	1,727,744
			12,677,003
Insurance — 2.2%
AssuredPartners, Inc.
5.63%, 01/15/2029*#		2,990,000	2,782,444
7.50%, 02/15/2032*		1,360,000	1,351,951
HUB International, Ltd.
7.25%, 06/15/2030*		1,125,000	1,143,033
7.38%, 01/31/2032*		1,925,000	1,931,833
MGIC Investment Corp.
5.25%, 08/15/2028		2,110,000	2,049,315
			9,258,576
Internet — 4.1%
Cerved Group SpA
6.00%, 02/15/2029	EUR	2,275,000	2,279,599
Gen Digital, Inc.
6.75%, 09/30/2027*		1,050,000	1,058,381
7.13%, 09/30/2030*#		1,600,000	1,624,541
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*		2,170,000	1,938,714
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029*		3,800,000	2,734,661
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028*		605,000	616,882

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Uber Technologies, Inc.
4.50%, 08/15/2029*		$ 3,807,000	$ 3,588,969
8.00%, 11/01/2026*		960,000	971,490
United Group BV
6.75%, 02/15/2031*	EUR	920,000	1,044,414
United Group BV FRS
8.08%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	983,868
			16,841,519
Iron/Steel — 0.5%
ATI, Inc.
4.88%, 10/01/2029		1,154,000	1,078,402
5.88%, 12/01/2027		681,000	668,698
5.88%, 12/01/2027		15,000	14,731
7.25%, 08/15/2030		325,000	332,707
			2,094,538
Leisure Time — 3.0%
Carnival Corp.
6.00%, 05/01/2029*#		3,115,000	3,044,447
10.50%, 06/01/2030*		775,000	842,412
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,665,000	1,641,071
8.13%, 01/15/2029*		265,000	276,885
8.38%, 02/01/2028*		1,635,000	1,706,472
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*		1,800,000	1,773,490
7.25%, 01/15/2030*		665,000	686,949
8.25%, 01/15/2029*		275,000	289,975
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	707,883
9.13%, 07/15/2031*		1,400,000	1,508,161
			12,477,745
Lodging — 1.5%
Boyd Gaming Corp.
4.75%, 12/01/2027		275,000	261,759
4.75%, 06/15/2031*		1,375,000	1,233,690
Station Casinos LLC
6.63%, 03/15/2032*		2,290,000	2,248,054
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,301,982
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,255,622
			6,301,107
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,152,858
Media — 6.9%
Altice Financing SA
5.75%, 08/15/2029*		1,525,000	1,132,031
AMC Networks, Inc.
10.25%, 01/15/2029*		1,250,000	1,247,188
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*		3,825,000	3,700,810
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		3,245,000	2,615,585
Security Description		Shares or Principal Amount	Value

Media (continued)
4.25%, 01/15/2034*		$ 1,300,000	$ 968,617
4.50%, 08/15/2030*		1,555,000	1,292,059
4.50%, 05/01/2032		1,240,000	983,678
CSC Holdings LLC
5.75%, 01/15/2030*		2,090,000	903,102
11.75%, 01/31/2029*		2,550,000	2,026,506
DISH DBS Corp.
5.75%, 12/01/2028*		775,000	539,940
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		3,735,000	2,425,419
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		1,075,000	1,005,904
4.13%, 07/01/2030*		1,125,000	942,918
Sunrise FinCo I BV
4.88%, 07/15/2031*		3,050,000	2,722,430
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	1,375,000	1,462,999
4.50%, 08/15/2030*		2,810,000	2,355,595
Ziggo BV
4.88%, 01/15/2030*		2,475,000	2,205,930
			28,530,711
Metal Fabricate/Hardware — 0.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*		923,000	892,749
6.38%, 06/15/2030*		1,147,000	1,144,705
			2,037,454
Mining — 1.7%
Constellium SE
3.75%, 04/15/2029*#		415,000	373,213
5.63%, 06/15/2028*		250,000	242,796
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		75,000	66,584
4.50%, 09/15/2027*		1,010,000	959,406
5.88%, 04/15/2030*		2,735,000	2,652,874
Novelis Corp.
3.88%, 08/15/2031*		495,000	423,804
4.75%, 01/30/2030*		2,530,000	2,337,505
			7,056,182
Oil & Gas — 6.1%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,970,000	3,118,215
Matador Resources Co.
6.50%, 04/15/2032*		270,000	269,474
6.88%, 04/15/2028*		1,545,000	1,559,086
Nabors Industries, Inc.
9.13%, 01/31/2030*		1,405,000	1,450,793
Noble Finance II LLC
8.00%, 04/15/2030*		2,995,000	3,089,495
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*		1,225,000	1,283,483
Permian Resources Operating LLC
8.00%, 04/15/2027*		2,075,000	2,129,391
Range Resources Corp.
4.75%, 02/15/2030*		695,000	644,615
SM Energy Co.
6.50%, 07/15/2028#		465,000	463,456
6.75%, 09/15/2026		1,235,000	1,233,100
Sunoco LP
7.00%, 05/01/2029*		815,000	832,205
7.25%, 05/01/2032*		1,215,000	1,243,897

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Transocean, Inc.
8.50%, 05/15/2031*		$ 1,050,000	$ 1,048,930
8.75%, 02/15/2030*		2,974,500	3,103,088
Vital Energy, Inc.
7.75%, 07/31/2029*#		600,000	608,330
9.75%, 10/15/2030		2,775,000	3,035,006
			25,112,564
Oil & Gas Services — 2.5%
Enerflex, Ltd.
9.00%, 10/15/2027*		4,355,000	4,451,088
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		2,275,000	2,277,575
Weatherford International, Ltd.
8.63%, 04/30/2030*		3,675,000	3,799,793
			10,528,456
Packaging & Containers — 4.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#		2,000,000	1,700,500
5.25%, 08/15/2027*		2,650,000	1,556,875
5.25%, 08/15/2027*#		200,000	117,500
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		785,000	772,445
8.75%, 04/15/2030*#		1,675,000	1,615,356
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	855,305
6.38%, 07/15/2032*		1,725,000	1,728,420
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		1,005,000	1,023,954
9.25%, 04/15/2027*		1,525,000	1,518,718
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,740,000	1,734,105
7.38%, 06/01/2032*		595,000	594,806
Titan Holdings II BV
5.13%, 07/15/2029*	EUR	1,275,000	1,251,104
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,245,000	1,227,417
8.50%, 08/15/2027*		1,250,000	1,247,211
			16,943,716
Pharmaceuticals — 0.6%
Prestige Brands, Inc.
5.13%, 01/15/2028*		1,000,000	963,476
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	1,210,000	1,514,836
			2,478,312
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032*		3,150,000	3,154,079
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.25%, 07/15/2032*		1,860,000	1,895,077
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,831,981
4.13%, 12/01/2027		765,000	709,449
4.50%, 03/01/2028*		960,000	897,184
5.60%, 10/15/2044		683,000	531,459
Security Description		Shares or Principal Amount	Value

Pipelines (continued)
DT Midstream, Inc.
4.13%, 06/15/2029*		$ 2,863,000	$ 2,618,074
EnLink Midstream LLC
5.38%, 06/01/2029		775,000	754,012
5.63%, 01/15/2028*		720,000	711,307
6.50%, 09/01/2030*		490,000	500,541
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,318,733
4.75%, 01/15/2031*		1,485,000	1,363,660
6.50%, 07/15/2048		835,000	835,455
7.50%, 06/01/2027*		145,000	148,145
7.50%, 06/01/2030*		145,000	153,135
			17,422,291
Real Estate — 0.5%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,173,809
REITS — 1.4%
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,575,000	1,472,624
7.00%, 02/15/2029*		1,800,000	1,824,366
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*		460,000	457,198
7.25%, 07/15/2028*		1,950,000	1,992,130
			5,746,318
Retail — 6.1%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*#		445,000	400,378
3.88%, 01/15/2028*		2,965,000	2,754,474
4.38%, 01/15/2028*		500,000	468,342
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,240,000	1,140,821
4.75%, 03/01/2030		355,000	325,561
5.00%, 02/15/2032*		880,000	787,743
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		2,240,000	2,308,515
FirstCash, Inc.
4.63%, 09/01/2028*		1,610,000	1,509,644
5.63%, 01/01/2030*		125,000	118,435
LBM Acquisition LLC
6.25%, 01/15/2029*		4,827,000	4,358,698
Michaels Cos., Inc.
5.25%, 05/01/2028*#		2,410,000	1,954,798
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		2,240,000	2,080,297
7.75%, 02/15/2029*		925,000	885,566
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*		2,688,000	2,629,497
Staples, Inc.
10.75%, 09/01/2029*		1,050,000	1,015,987
Yum! Brands, Inc.
3.63%, 03/15/2031#		458,000	398,786
4.63%, 01/31/2032		993,000	904,497
5.38%, 04/01/2032		1,124,000	1,070,499
			25,112,538
Semiconductors — 0.6%
Entegris, Inc.
4.75%, 04/15/2029*		2,420,000	2,296,105

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 4.7%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		$ 4,055,000	$ 3,679,256
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#		3,320,000	3,087,485
Fair Isaac Corp.
4.00%, 06/15/2028*		650,000	601,714
MSCI, Inc.
3.63%, 09/01/2030*		1,240,000	1,100,611
Open Text Corp.
3.88%, 02/15/2028*		1,640,000	1,507,351
3.88%, 12/01/2029*		890,000	783,661
6.90%, 12/01/2027*		260,000	266,729
Open Text Holdings, Inc.
4.13%, 02/15/2030*		1,075,000	955,716
4.13%, 12/01/2031*		805,000	692,676
ROBLOX Corp.
3.88%, 05/01/2030*#		3,130,000	2,727,074
UKG, Inc.
6.88%, 02/01/2031*		4,155,000	4,181,344
			19,583,617
Telecommunications — 4.1%
Altice France Holding SA
10.50%, 05/15/2027*		800,000	295,994
Altice France SA
5.50%, 01/15/2028*		1,025,000	717,684
5.50%, 10/15/2029*#		400,000	268,350
8.13%, 02/01/2027*#		2,840,000	2,189,121
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		2,100,000	1,961,371
5.88%, 10/15/2027*		1,800,000	1,752,759
5.88%, 11/01/2029		757,036	653,086
6.75%, 05/01/2029*		1,770,000	1,615,629
Iliad Holding SASU
6.50%, 10/15/2026*		367,000	364,396
6.88%, 04/15/2031*	EUR	1,155,000	1,273,973
7.00%, 10/15/2028*		880,000	871,446
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	910,000	951,547
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,302,754
Telecom Italia Capital SA
6.38%, 11/15/2033		198,000	175,552
6.38%, 11/15/2033*		1,177,000	1,137,147
7.20%, 07/18/2036		217,000	197,285
7.20%, 07/18/2036*		648,000	660,655
7.72%, 06/04/2038		172,000	157,421
7.72%, 06/04/2038*		353,000	367,445
			16,913,615
Total Corporate Bonds & Notes (cost $392,167,678)			382,845,833
CONVERTIBLE BONDS & NOTES — 3.0%
Airlines — 0.3%
JetBlue Airways Corp.
0.50%, 04/01/2026		1,249,000	1,094,957
Commercial Services — 0.3%
Global Payments, Inc.
1.50%, 03/01/2031*#		1,356,000	1,244,383
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.3%
Insulet Corp.
0.38%, 09/01/2026	$ 1,126,000	$ 1,166,383
Home Builders — 0.1%
Meritage Homes Corp.
1.75%, 05/15/2028*	522,000	533,745
Internet — 0.2%
Uber Technologies, Inc.
0.88%, 12/01/2028*	742,000	817,578
Leisure Time — 0.2%
Carnival Corp.
5.75%, 12/01/2027	725,000	1,022,074
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	641,000	704,138
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	800,000	966,800
REITS — 0.6%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	525,000	511,175
4.38%, 03/15/2027*	525,000	515,652
Welltower OP LLC
2.75%, 05/15/2028*	1,125,000	1,328,963
		2,355,790
Semiconductors — 0.6%
Microchip Technology, Inc.
0.75%, 06/01/2030*	1,030,000	1,051,005
ON Semiconductor Corp.
0.50%, 03/01/2029#	1,500,000	1,475,588
		2,526,593
Total Convertible Bonds & Notes (cost $12,635,690)		12,432,441
LOANS(1)(2)(3) — 2.7%
Building Materials — 0.4%
CP Atlas Buyer, Inc. FRS
BTL-B TBD , 11/23/2027	1,125,000	1,115,578
BTL-B TBD , 11/23/2027	250,000	247,906
BTL-B 9.18% , (SOFR12+ 3.75%), 11/23/2027	465,000	461,106
		1,824,590
Computers — 0.7%
Fortress Intermediate 3, Inc. FRS
BTL-B TBD , 05/09/2031	975,000	977,438
McAfee LLC FRS
BTL-B 9.16% , (SOFR12+3.75%), 03/01/2029	1,970,441	1,969,455
		2,946,893
Healthcare-Products — 0.2%
Bausch & Lomb Corp. FRS
BTL 8.67%, (SOFR12+ 3.25%), 05/10/2027	797,969	789,436

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Insurance — 0.5%
HUB International, Ltd. FRS
BTL-B 8.57% , (SOFR4+ 3.25%), 06/20/2030	$ 1,951,410	$ 1,963,957
BTL-B 8.59% , (SOFR4+ 3.25%), 06/20/2030	4,891	4,922
		1,968,879
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 9.10%, (SOFR12+ 3.68%), 04/13/2029	1,915,875	1,925,454
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL-B 8.07%, (SOFR12+2.75%), 01/18/2029	1,600,194	1,604,444
Total Loans (cost $11,020,685)		11,059,696
Total Long-Term Investment Securities (cost $415,824,053)		406,337,970
SHORT-TERM INVESTMENTS — 4.8%
Unaffiliated Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(4)(5) (cost $19,657,225)	19,657,225	19,657,225
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $4,307,719 and collateralized by $5,308,100 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $4,393,313 (cost $4,307,145)	4,307,145	4,307,145
TOTAL INVESTMENTS (cost $439,788,423)(6)	104.2%	430,302,340
Other assets less liabilities	(4.2)	(17,491,436)
NET ASSETS	100.0%	$412,810,904
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $340,022,563 representing 82.4% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	The rate shown is the 7-day yield as of May 31, 2024.
(5)	At May 31, 2024, the Fund had loaned securities with a total value of $27,131,154. This was secured by collateral of $19,657,225, which was received in cash and subsequently invested in short-term investments currently valued at $19,657,225 as reported in the Portfolio of Investments. Additional collateral of $7,942,075 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	06/13/2024 to 08/22/2024	$847,044
United States Treasury Notes/Bonds	0.13% to 5.52%	08/15/2024 to 02/15/2052	7,095,031
(6)	See Note 4 for cost of investments on a tax basis.
3 ME—3 Month Euribor
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	GBP	4,959,000	USD	6,319,793	06/28/2024	$ 31	$—
Deutsche Bank AG	EUR	12,098,332	USD	13,144,126	06/28/2024	3,113	—
Natwest Markets PLC	USD	582,338	EUR	538,000	06/28/2024	2,029	—
Unrealized Appreciation (Depreciation)						$5,173	$—

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$382,845,833	$—	$382,845,833
Convertible Bonds & Notes	—	12,432,441	—	12,432,441
Loans	—	11,059,696	—	11,059,696
Short-Term Investments	19,657,225	—	—	19,657,225
Repurchase Agreements	—	4,307,145	—	4,307,145
Total Investments at Value	$19,657,225	$410,645,115	$—	$430,302,340
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$5,173	$—	$5,173
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.7%
Banks — 1.2%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 226,919
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	458,943
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,543,147
mBank SA
0.97%, 09/21/2027	EUR	400,000	391,932
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	675,675
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,164,666
			4,461,282
Electric — 0.5%
Dominion Energy, Inc.
5.38%, 11/15/2032		965,000	953,659
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,004,750
			1,958,409
Food — 0.4%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,590,554
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	714,161
6.84%, 01/23/2030		1,500,000	1,329,731
			2,043,892
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,124,244
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	465,909
			1,590,153
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,504,812
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,256,974
Total Corporate Bonds & Notes (cost $14,771,078)			14,406,076
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,275,646
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		1,325,000	1,276,913
			2,552,559
Other Asset Backed Securities — 1.3%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)		786,876	768,529
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	$ 1,265,000	$ 1,269,335
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(1)	505,357	490,470
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(1)	595,962	582,722
VCAT LLC
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(1)	105,402	103,843
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,686,971	1,456,762
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	280,874
		4,952,535
Total Asset Backed Securities (cost $7,804,461)		7,505,094
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(1)	281,441	273,880
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	223,634	197,539
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.71%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,124,359
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	853,827	707,636
Series 2021-RPL2, Class M3 3.64%, 01/25/2060*(2)	376,575	257,358
Series 2021-RPL4, Class A1 4.04%, 12/27/2060*(2)	379,677	369,067
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	253,384	205,342
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	672,473	552,809
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(1)	370,304	360,927
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	491,158	480,797
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	263,843	238,557
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	206,068	188,275
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	1,067,591	886,468
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	669,030	657,572

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-3, Class A1 4.87%, 04/25/2026*(1)	$ 369,432	$ 362,807
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	966,458	771,317
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	175,460	158,623
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(1)	290,943	288,051
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,691,269	1,410,046
		9,491,430
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.89%, (SOFR30A+0.56%), 01/15/2041	85,972	85,662
Series 4001, Class FM 5.94%, (SOFR30A+0.61%), 02/15/2042	137,426	134,421
Series 3355, Class BF 6.14%, (SOFR30A+0.81%), 08/15/2037	159,888	158,855
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.84%, (SOFR30A+0.51%), 09/25/2042	191,130	186,298
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.98%, (TSFR1M+0.66%), 02/16/2040	108,838	108,242
		673,478
Total Collateralized Mortgage Obligations (cost $11,454,036)		10,164,908
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.0%
U.S. Government — 52.7%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)	14,198,674	8,602,335
0.63%, 02/15/2043(3)	9,337,694	6,988,448
0.75%, 02/15/2045(3)	33,865,696	25,257,039
0.88%, 02/15/2047(3)	11,092,706	8,275,304
1.00%, 02/15/2046(3)	11,741,873	9,114,293
1.38%, 07/15/2033(3)(4)	18,106,250	17,021,909
1.50%, 02/15/2053(3)	976,974	816,199
2.13%, 02/15/2040(3)	3,467,400	3,420,381
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)	54,867,389	48,445,198
0.63%, 07/15/2032(3)	20,146,189	17,971,976
0.75%, 07/15/2028(3)	6,555,933	6,205,874
0.88%, 01/15/2029(3)	26,477,533	24,991,230
1.75%, 01/15/2034(3)	30,120,249	29,091,155
		206,201,341
U.S. Government Agency — 2.3%
Uniform Mtg. Backed Securities
5.50%, June 30 TBA	9,200,000	9,050,765
Total U.S. Government & Agency Obligations (cost $259,756,294)		215,252,106
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 37.2%
Regional(State/Province) — 4.3%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	25,340,200	$ 16,938,212
Sovereign — 32.9%
Commonwealth of Australia TIPS
0.75%, 11/21/2027(3)	AUD	15,490,234	9,950,077
1.25%, 08/21/2040(3)	AUD	8,369,907	4,910,369
2.00%, 08/21/2035(3)	AUD	25,216,918	16,721,982
Federative Republic of Brazil TIPS
24.98%, 05/15/2027(3)	BRL	11,416,000	9,280,519
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	17,046,179	17,666,588
Government of New Zealand TIPS
2.00%, 09/20/2025(3)	NZD	47,621,012	29,076,459
2.50%, 09/20/2040(3)	NZD	11,542,500	6,771,062
Government of Romania TIPS
4.63%, 04/03/2049(3)	EUR	1,850,000	1,688,776
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	15,989,316	16,718,313
United Mexican States
6.00%, 05/07/2036		$ 500,000	490,638
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	305,020,253	15,171,461
			128,446,244
Total Foreign Government Obligations (cost $153,293,517)			145,384,456
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,634,850
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,556,994
Total Municipal Securities (cost $3,655,269)			3,191,844
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	903
Total Long-Term Investment Securities (cost $450,734,655)			395,905,387

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $2,158,468 and collateralized by $2,659,800 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $2,201,474
(cost $2,158,180)	$ 2,158,180	$ 2,158,180
TOTAL INVESTMENTS (cost $452,892,835)(6)	101.8%	398,063,567
Other assets less liabilities	(1.8)	(6,875,148)
NET ASSETS	100.0%	$391,188,419
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $53,332,207 representing 13.6% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 2).
(6)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	34,940,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$27,442	$27,442
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
216	Long	U.S. Treasury 2 Year Notes	September 2024	$43,979,884	$43,999,875	$ 19,991
135	Short	Canada 10 Year Bonds	September 2024	11,792,862	11,775,047	17,815
132	Short	Euro-BTP	June 2024	16,811,793	16,703,077	108,716
96	Short	Euro-BUND	June 2024	13,708,336	13,472,668	235,668
117	Short	Euro-OAT	June 2024	16,167,788	15,835,841	331,947
83	Short	Long Gilt	September 2024	10,255,362	10,187,073	68,289
58	Short	U.S. Treasury Ultra Bonds	September 2024	7,174,962	7,101,375	73,587
						$856,013
						Unrealized (Depreciation)
155	Long	U.S. Treasury 10 Year Notes	September 2024	$16,897,696	$16,863,515	$ (34,181)
192	Long	U.S. Treasury 5 Year Notes	September 2024	20,345,470	20,313,000	(32,470)
32	Long	U.S. Treasury Long Bonds	September 2024	3,749,048	3,714,000	(35,048)
88	Long	U.S. Treasury Ultra 10 Year Notes	September 2024	9,880,750	9,858,750	(22,000)
						$(123,699)
		Net Unrealized Appreciation (Depreciation)				$732,315
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	89,153,000	USD	5,218,967	06/20/2024	$ —	$ (22,402)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	22,924,000	USD	17,028,186	06/20/2024	$ 203,242	$ —
Deutsche Bank AG	EUR	38,888,000	USD	42,687,552	06/20/2024	463,510	—
Goldman Sachs International	BRL	48,933,000	USD	9,708,351	06/20/2024	404,747	—
Morgan Stanley & Co. International PLC	AUD	48,567,000	USD	32,246,181	06/20/2024	—	(82,859)
Royal Bank of Canada	MXN	6,800,000	USD	406,017	06/20/2024	6,240	—
Standard Chartered Bank	NZD	58,229,000	USD	35,948,184	06/20/2024	154,705	—
State Street Bank & Trust Company	MXN	79,690,000	USD	4,684,351	06/20/2024	—	(681)
UBS AG	MXN	89,152,000	USD	5,223,480	06/20/2024	—	(17,830)
	USD	739,977	AUD	1,120,000	06/20/2024	5,560	—
	USD	3,100,988	EUR	2,833,000	06/20/2024	—	(24,956)
						5,560	(42,786)
Unrealized Appreciation (Depreciation)						$1,238,004	$(148,728)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$14,406,076	$—	$14,406,076
Asset Backed Securities	—	7,505,094	—	7,505,094
Collateralized Mortgage Obligations	—	10,164,908	—	10,164,908
U.S. Government & Agency Obligations	—	215,252,106	—	215,252,106
Foreign Government Obligations	—	145,384,456	—	145,384,456
Municipal Securities	—	3,191,844	—	3,191,844
Escrows and Litigation Trusts	—	—	903	903
Repurchase Agreements	—	2,158,180	—	2,158,180
Total Investments at Value	$—	$398,062,664	$903	$398,063,567
Other Financial Instruments:†
Swaps	$—	$27,442	$—	$27,442
Futures Contracts	856,013	—	—	856,013
Forward Foreign Currency Contracts	—	1,238,004	—	1,238,004
Total Other Financial Instruments	$856,013	$1,265,446	$—	$2,121,459
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$123,699	$—	$—	$123,699
Forward Foreign Currency Contracts	—	148,728	—	148,728
Total Other Financial Instruments	$123,699	$148,728	$—	$272,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.2%
Australia — 6.7%
Ampol, Ltd.	25,667	$ 593,218
ANZ Group Holdings, Ltd.	323,928	6,108,963
APA Group	138,183	761,219
Aristocrat Leisure, Ltd.	62,388	1,878,705
ASX, Ltd.#	20,851	868,993
Aurizon Holdings, Ltd.	198,255	486,653
BHP Group, Ltd.	545,936	16,183,029
BlueScope Steel, Ltd.	48,027	677,976
Brambles, Ltd.	149,880	1,424,496
CAR Group, Ltd.	38,578	901,652
Cochlear, Ltd.	7,054	1,524,058
Coles Group, Ltd.	144,153	1,581,167
Commonwealth Bank of Australia	180,371	14,490,373
Computershare, Ltd.	57,981	1,025,542
CSL, Ltd.	52,032	9,762,560
Dexus#	115,845	528,400
Endeavour Group, Ltd.#	154,320	510,781
Fortescue, Ltd.	182,394	2,994,544
Goodman Group	184,098	4,150,450
GPT Group	206,320	582,500
IDP Education, Ltd.	28,480	303,852
Insurance Australia Group, Ltd.#	258,663	1,070,489
Lottery Corp., Ltd.	239,730	781,535
Macquarie Group, Ltd.	39,401	5,043,136
Medibank Private, Ltd.	296,624	737,106
Mineral Resources, Ltd.#	18,920	917,890
Mirvac Group#	424,994	561,432
National Australia Bank, Ltd.	335,986	7,635,991
Northern Star Resources, Ltd.	123,778	1,175,275
Orica, Ltd.	51,915	634,502
Origin Energy, Ltd.	185,551	1,262,953
Pilbara Minerals, Ltd.#	307,932	779,014
Qantas Airways, Ltd.†	91,010	374,739
QBE Insurance Group, Ltd.	160,904	1,909,804
Ramsay Health Care, Ltd.#	19,769	625,587
REA Group, Ltd.#	5,692	712,669
Reece, Ltd.#	24,352	424,317
Rio Tinto, Ltd.	39,983	3,439,648
Santos, Ltd.	349,806	1,783,865
Scentre Group	559,036	1,187,376
SEEK, Ltd.#	38,367	578,098
Seven Group Holdings, Ltd.#	17,623	462,890
Sonic Healthcare, Ltd.	48,796	796,273
South32, Ltd.#	487,830	1,293,120
Stockland	257,114	779,657
Suncorp Group, Ltd.	136,816	1,458,383
Telstra Group, Ltd.	435,570	1,010,649
Transurban Group	332,636	2,776,367
Treasury Wine Estates, Ltd.	87,395	656,078
Vicinity, Ltd.	416,762	547,425
Washington H. Soul Pattinson & Co., Ltd.#	25,271	523,974
Wesfarmers, Ltd.	122,223	5,302,619
Westpac Banking Corp.	377,141	6,575,156
WiseTech Global, Ltd.#	17,954	1,167,517
Woodside Energy Group, Ltd.	204,507	3,788,395
Woolworths Group, Ltd.	131,573	2,773,346
		128,886,406
Austria — 0.2%
Erste Group Bank AG	37,034	1,819,620
OMV AG	15,862	799,068
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,334	$ 605,172
voestalpine AG	12,500	367,098
		3,590,958
Belgium — 0.8%
Ageas SA	17,209	857,262
Anheuser-Busch InBev SA NV	93,554	5,892,629
D'ieteren Group#	2,313	505,428
Elia Group SA#	3,167	323,029
Groupe Bruxelles Lambert NV	9,480	727,512
KBC Group NV	26,968	1,970,455
Lotus Bakeries NV#	44	467,893
Sofina SA#	1,660	404,569
Syensqo SA#	7,983	798,011
UCB SA#	13,617	1,908,770
Umicore SA#	22,558	447,413
Warehouses De Pauw#	18,908	553,496
		14,856,467
Bermuda — 0.1%
Aegon, Ltd.	156,366	1,014,518
CK Infrastructure Holdings, Ltd.	68,000	392,744
Hongkong Land Holdings, Ltd.	118,800	402,473
Jardine Matheson Holdings, Ltd.	17,086	628,604
		2,438,339
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	210,308	832,298
CK Hutchison Holdings, Ltd.	288,808	1,411,309
ESR Group, Ltd.*	183,800	259,325
Futu Holdings, Ltd. ADR†	5,921	444,904
Grab Holdings, Ltd., Class A†	204,647	751,055
HKT Trust & HKT, Ltd.	408,000	475,293
Sands China, Ltd.†	261,600	626,030
Sea, Ltd. ADR†	39,746	2,683,650
SITC International Holdings Co., Ltd.#	144,000	369,563
WH Group, Ltd.*	898,000	612,483
Wharf Real Estate Investment Co., Ltd.	180,000	523,523
		8,989,433
Denmark — 3.6%
AP Moller-Maersk A/S, Series A	326	575,182
AP Moller-Maersk A/S, Series B	442	806,409
Carlsberg A/S, Class B	10,606	1,434,318
Coloplast A/S, Class B	13,584	1,632,770
Danske Bank A/S	74,290	2,284,448
Demant A/S†	10,854	523,238
DSV A/S	18,870	2,906,450
Genmab A/S†	7,116	2,005,073
Novo Nordisk A/S, Class B	351,486	47,527,572
Novonesis (Novozymes), Class B	40,185	2,389,249
Orsted A/S*†	20,375	1,248,044
Pandora A/S	9,106	1,497,416
ROCKWOOL A/S, Class B	993	419,899
Tryg A/S	37,607	772,383
Vestas Wind Systems A/S†	108,769	3,064,739
		69,087,190
Finland — 1.0%
Elisa Oyj	15,320	709,708
Fortum Oyj	48,321	738,391
Kesko Oyj, Class B	29,418	536,750
Kone Oyj, Class B	36,608	1,870,579
Metso Oyj	71,429	874,426

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Neste Oyj	45,567	$ 951,435
Nokia Oyj	574,379	2,242,025
Nordea Bank Abp	342,016	4,208,728
Orion Oyj, Class B	11,608	472,342
Sampo Oyj, Class A	48,623	2,088,183
Stora Enso Oyj, Class R	62,662	924,899
UPM-Kymmene Oyj	57,487	2,204,798
Wartsila OYJ Abp	50,986	1,077,476
		18,899,740
France — 10.4%
Accor SA	20,380	880,763
Aeroports de Paris SA	3,731	535,580
Air Liquide SA	56,494	11,111,812
Alstom SA	31,043	614,878
Amundi SA*	6,613	511,308
Arkema SA	6,466	667,106
AXA SA	195,611	7,057,223
BioMerieux	4,462	473,795
BNP Paribas SA	111,231	8,267,115
Bollore SE	76,732	516,864
Bouygues SA	20,587	808,111
Bureau Veritas SA	31,766	961,848
Capgemini SE	16,732	3,390,401
Carrefour SA	61,073	995,877
Cie de Saint-Gobain SA	49,092	4,350,671
Cie Generale des Etablissements Michelin SCA	73,155	2,955,285
Covivio SA	5,439	283,536
Credit Agricole SA	115,079	1,876,999
Danone SA	69,350	4,461,916
Dassault Aviation SA	2,176	471,703
Dassault Systemes SE	71,972	2,931,103
Edenred SE	26,882	1,261,294
Eiffage SA	7,916	874,945
Engie SA	196,722	3,337,097
EssilorLuxottica SA	31,773	7,108,704
Eurazeo SE	4,506	380,859
Gecina SA	4,955	534,067
Getlink SE	38,505	680,867
Hermes International SCA	3,411	8,083,891
Ipsen SA	4,063	533,642
Kering SA	8,018	2,771,179
Klepierre SA	23,173	670,048
La Francaise des Jeux SAEM*	11,315	407,034
Legrand SA	28,438	3,074,109
L'Oreal SA	25,917	12,787,955
LVMH Moet Hennessy Louis Vuitton SE	29,740	23,898,858
Orange SA	200,553	2,346,061
Pernod Ricard SA	22,026	3,287,201
Publicis Groupe SA	24,652	2,773,015
Remy Cointreau SA	2,484	231,652
Renault SA	20,703	1,217,537
Rexel SA	24,292	738,398
Safran SA	36,815	8,650,504
Sanofi SA	122,604	11,979,682
Sartorius Stedim Biotech	3,145	628,740
Schneider Electric SE	58,613	14,672,235
SEB SA	2,682	333,181
Societe Generale SA	77,838	2,341,721
Sodexo SA	9,529	886,962
Teleperformance SE	6,150	697,168
Thales SA	10,188	1,843,858
Security Description	Shares or Principal Amount	Value

France (continued)
TotalEnergies SE	233,833	$ 17,072,682
Veolia Environnement SA	74,225	2,480,346
Vinci SA	53,928	6,756,573
Vivendi SE	72,104	792,603
Worldline SA*†	25,907	347,206
		200,605,768
Germany — 8.0%
adidas AG	17,448	4,387,732
Allianz SE	42,190	12,290,173
BASF SE	96,130	5,051,433
Bayer AG	105,813	3,246,532
Bayerische Motoren Werke AG	34,346	3,475,688
Bayerische Motoren Werke AG (Preference Shares)	6,346	609,681
Bechtle AG	8,821	427,367
Beiersdorf AG	10,857	1,700,168
Brenntag SE	14,293	1,027,018
Carl Zeiss Meditec AG	4,335	398,342
Commerzbank AG	113,543	1,915,954
Continental AG	11,848	800,665
Covestro AG*†	20,357	1,091,579
Daimler Truck Holding AG	57,614	2,457,681
Delivery Hero SE*†	19,022	578,527
Deutsche Bank AG	208,759	3,446,247
Deutsche Boerse AG	20,464	4,064,857
Deutsche Lufthansa AG	64,441	450,014
Deutsche Post AG	106,763	4,480,874
Deutsche Telekom AG	349,098	8,461,392
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,265	1,011,156
E.ON SE	241,813	3,224,319
Evonik Industries AG	25,095	549,294
Fresenius Medical Care AG	22,121	941,176
Fresenius SE & Co. KGaA†	45,498	1,447,024
GEA Group AG	17,633	732,598
Hannover Rueck SE	6,494	1,607,039
Heidelberg Materials AG	14,037	1,459,981
Henkel AG & Co. KGaA	11,193	895,778
Henkel AG & Co. KGaA (Preference Shares)	18,230	1,647,420
Infineon Technologies AG	140,656	5,615,727
Knorr-Bremse AG	7,813	598,017
LEG Immobilien SE	7,982	703,990
Mercedes-Benz Group AG	86,421	6,232,207
Merck KGaA	13,920	2,515,607
MTU Aero Engines AG	5,797	1,438,745
Muenchener Rueckversicherungs-Gesellschaft AG	14,699	7,313,110
Nemetschek SE	6,220	564,341
Porsche Automobil Holding SE (Preference Shares)	16,492	904,694
Puma SE	11,372	589,463
Rational AG	551	467,833
Rheinmetall AG	4,691	2,688,198
RWE AG	68,099	2,576,074
SAP SE	112,470	20,265,124
Sartorius AG (Preference Shares)	2,823	739,498
Scout24 SE*	8,078	606,727
Siemens AG	81,857	15,678,591
Siemens Energy AG†	55,959	1,506,000
Siemens Healthineers AG*	30,373	1,759,572
Symrise AG	14,301	1,694,995
Talanx AG	6,953	551,096
Volkswagen AG	3,178	452,359
Volkswagen AG (Preference Shares)	22,210	2,774,242

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	78,968	$ 2,471,169
Zalando SE*†	24,149	640,586
		155,225,674
Hong Kong — 1.4%
AIA Group, Ltd.	1,223,800	9,511,955
BOC Hong Kong Holdings, Ltd.	398,500	1,250,677
CLP Holdings, Ltd.	176,500	1,400,605
Galaxy Entertainment Group, Ltd.	236,000	1,136,157
Hang Lung Properties, Ltd.	194,000	177,938
Hang Seng Bank, Ltd.	82,400	1,148,011
Henderson Land Development Co., Ltd.	156,231	487,787
Hong Kong & China Gas Co., Ltd.	1,205,523	938,016
Hong Kong Exchanges & Clearing, Ltd.	129,700	4,386,954
Link REIT	277,580	1,166,813
MTR Corp., Ltd.	167,500	569,483
Power Assets Holdings, Ltd.	149,000	827,747
Sino Land Co., Ltd.	414,000	440,340
Sun Hung Kai Properties, Ltd.	156,000	1,506,498
Swire Pacific, Ltd., Class A	46,000	400,740
Swire Properties, Ltd.	126,000	231,749
Techtronic Industries Co., Ltd.	148,500	1,831,321
Wharf Holdings, Ltd.#	116,000	344,779
		27,757,570
Ireland — 1.0%
AIB Group PLC	169,234	965,621
Bank of Ireland Group PLC	113,807	1,312,150
CRH PLC	74,725	6,109,516
DCC PLC	10,647	775,708
Flutter Entertainment PLC†	19,065	3,674,884
James Hardie Industries PLC†	47,404	1,493,267
Kerry Group PLC, Class A	17,005	1,435,385
Kingspan Group PLC	16,761	1,618,939
Smurfit Kappa Group PLC	28,042	1,370,256
		18,755,726
Isle of Man — 0.0%
Entain PLC	68,803	598,903
Israel — 0.7%
Azrieli Group, Ltd.	4,571	277,296
Bank Hapoalim BM	136,831	1,261,503
Bank Leumi Le-Israel BM	164,021	1,368,358
Check Point Software Technologies, Ltd.†	10,033	1,509,966
CyberArk Software, Ltd.†	4,477	1,026,352
Elbit Systems, Ltd.	2,873	546,236
Global-e Online, Ltd.†	10,648	332,431
ICL Group, Ltd.	83,331	393,583
Israel Discount Bank, Ltd., Class A	133,234	687,687
Mizrahi Tefahot Bank, Ltd.	16,681	610,505
Monday.com, Ltd.†	3,136	708,454
Nice, Ltd.†	6,821	1,251,106
Teva Pharmaceutical Industries, Ltd. ADR†	120,738	2,044,094
Wix.com, Ltd.†	5,822	937,924
		12,955,495
Italy — 2.0%
Amplifon SpA#	13,411	495,837
Assicurazioni Generali SpA	109,163	2,807,805
Banco BPM SpA	130,556	942,387
DiaSorin SpA#	2,411	260,232
Enel SpA	876,013	6,354,354
Security Description	Shares or Principal Amount	Value

Italy (continued)
Eni SpA	236,346	$ 3,726,788
FinecoBank Banca Fineco SpA#	65,769	1,060,786
Infrastrutture Wireless Italiane SpA*#	36,197	396,556
Intesa Sanpaolo SpA	1,575,339	6,210,217
Leonardo SpA	43,589	1,121,855
Mediobanca Banca di Credito Finanziario SpA	54,926	870,592
Moncler SpA#	22,184	1,480,842
Nexi SpA*#†	63,607	422,725
Poste Italiane SpA*	49,236	676,561
Prysmian SpA#	28,295	1,865,032
Recordati Industria Chimica e Farmaceutica SpA	11,262	594,260
Snam SpA#	217,192	1,028,969
Telecom Italia SpA#†	1,073,203	282,158
Terna - Rete Elettrica Nazionale#	151,542	1,276,244
UniCredit SpA	165,995	6,602,744
		38,476,944
Japan — 21.5%
Advantest Corp.	82,500	2,735,301
Aeon Co., Ltd.#	70,500	1,519,821
AGC, Inc.#	21,100	737,313
Aisin Corp.	15,900	591,558
Ajinomoto Co., Inc.	50,500	1,804,592
ANA Holdings, Inc.	17,200	327,059
Asahi Group Holdings, Ltd.	51,900	1,900,629
Asahi Intecc Co., Ltd.	23,400	337,576
Asahi Kasei Corp.	135,100	885,284
Astellas Pharma, Inc.	195,000	1,921,670
Azbil Corp.	13,000	359,281
Bandai Namco Holdings, Inc.	64,600	1,181,966
Bridgestone Corp.	61,500	2,680,008
Brother Industries, Ltd.	24,900	479,104
Canon, Inc.#	107,700	3,155,082
Capcom Co., Ltd.	37,400	691,467
Central Japan Railway Co.	83,200	1,857,258
Chiba Bank, Ltd.#	57,100	543,832
Chubu Electric Power Co., Inc.	69,400	958,298
Chugai Pharmaceutical Co., Ltd.	72,300	2,204,206
Concordia Financial Group, Ltd.	114,200	692,588
Dai Nippon Printing Co., Ltd.#	22,000	684,701
Daifuku Co., Ltd.	32,673	572,647
Dai-ichi Life Holdings, Inc.	101,300	2,717,800
Daiichi Sankyo Co., Ltd.	199,200	7,070,443
Daikin Industries, Ltd.	28,400	4,133,137
Daito Trust Construction Co., Ltd.	6,300	667,499
Daiwa House Industry Co., Ltd.	63,900	1,700,153
Daiwa Securities Group, Inc.#	143,600	1,130,715
Denso Corp.	203,700	3,302,383
Dentsu Group, Inc.#	21,900	579,799
Disco Corp.	9,900	3,894,636
East Japan Railway Co.	97,500	1,694,009
Eisai Co., Ltd.	27,100	1,163,645
ENEOS Holdings, Inc.	310,300	1,603,870
FANUC Corp.	102,600	2,869,064
Fast Retailing Co., Ltd.	18,900	4,851,025
Fuji Electric Co., Ltd.	13,700	816,368
FUJIFILM Holdings Corp.	120,300	2,710,012
Fujitsu, Ltd.	190,000	2,741,046
GLP J-REIT	503	419,058
Hamamatsu Photonics KK	15,100	444,863
Hankyu Hanshin Holdings, Inc.	24,600	646,592
Hikari Tsushin, Inc.	2,300	377,398
Hirose Electric Co., Ltd.	3,135	349,554

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	11,600	$ 314,674
Hitachi, Ltd.	99,800	10,290,004
Honda Motor Co., Ltd.	497,500	5,630,130
Hoshizaki Corp.	11,700	419,721
Hoya Corp.	37,800	4,600,857
Hulic Co., Ltd.#	41,400	384,919
Ibiden Co., Ltd.	12,100	489,713
Idemitsu Kosan Co., Ltd.	104,280	713,593
Iida Group Holdings Co., Ltd.	16,600	226,859
Inpex Corp.	104,600	1,614,215
Isuzu Motors, Ltd.	62,800	839,090
ITOCHU Corp.#	128,000	6,045,569
Japan Airlines Co., Ltd.	15,500	260,599
Japan Exchange Group, Inc.	54,100	1,272,141
Japan Metropolitan Fund Investment Corp.	753	444,076
Japan Post Bank Co., Ltd.	155,900	1,542,439
Japan Post Holdings Co., Ltd.	223,600	2,158,987
Japan Post Insurance Co., Ltd.	20,600	396,878
Japan Real Estate Investment Corp.	138	455,949
Japan Tobacco, Inc.	129,200	3,662,020
JFE Holdings, Inc.	62,000	938,850
Kajima Corp.	45,500	770,910
Kansai Electric Power Co., Inc.	75,900	1,371,226
Kao Corp.#	50,200	2,201,231
Kawasaki Kisen Kaisha, Ltd.	42,600	632,084
KDDI Corp.	161,200	4,477,081
KDX Realty Investment Corp.	446	430,768
Keisei Electric Railway Co., Ltd.#	14,800	531,814
Keyence Corp.	21,000	9,474,938
Kikkoman Corp.	73,000	846,504
Kintetsu Group Holdings Co., Ltd.#	19,500	415,055
Kirin Holdings Co., Ltd.	83,700	1,158,115
Kobe Bussan Co., Ltd.#	16,240	359,594
Koito Manufacturing Co., Ltd.	21,600	305,733
Komatsu, Ltd.	99,600	2,932,632
Konami Group Corp.	10,800	756,071
Kubota Corp.	107,700	1,525,505
Kyocera Corp.	138,200	1,573,223
Kyowa Kirin Co., Ltd.	29,100	494,204
Lasertec Corp.	8,125	2,072,742
LY Corp.	287,900	683,371
M3, Inc.	47,600	462,825
Makita Corp.	24,200	715,105
Marubeni Corp.	154,200	3,014,416
MatsukiyoCocokara & Co.	37,000	522,712
Mazda Motor Corp.	61,200	644,747
McDonald's Holdings Co. Japan, Ltd.	9,300	381,167
MEIJI Holdings Co., Ltd.	25,300	565,818
Minebea Mitsumi, Inc.	39,100	820,845
MISUMI Group, Inc.	30,700	531,009
Mitsubishi Chemical Group Corp.	137,900	729,866
Mitsubishi Corp.	371,600	7,827,456
Mitsubishi Electric Corp.	208,100	3,615,914
Mitsubishi Estate Co., Ltd.	121,200	2,040,599
Mitsubishi HC Capital, Inc.	86,900	578,372
Mitsubishi Heavy Industries, Ltd.	346,000	3,021,266
Mitsubishi UFJ Financial Group, Inc.	1,196,000	12,638,579
Mitsui & Co., Ltd.#	139,400	7,085,853
Mitsui Chemicals, Inc.	18,400	556,704
Mitsui Fudosan Co., Ltd.	287,700	2,645,259
Mitsui OSK Lines, Ltd.	37,100	1,217,834
Mizuho Financial Group, Inc.	259,820	5,321,338
Security Description	Shares or Principal Amount	Value

Japan (continued)
MonotaRO Co., Ltd.#	27,000	$ 285,166
MS&AD Insurance Group Holdings, Inc.	138,600	2,895,073
Murata Manufacturing Co., Ltd.	185,600	3,511,449
NEC Corp.#	26,500	1,978,830
Nexon Co., Ltd.#	37,000	637,439
NIDEC Corp.#	45,000	2,249,834
Nintendo Co., Ltd.	111,900	6,105,431
Nippon Building Fund, Inc.#	165	617,627
Nippon Express Holdings, Inc.	7,800	384,522
Nippon Paint Holdings Co., Ltd.	102,100	687,973
Nippon Prologis REIT, Inc.	245	405,424
Nippon Sanso Holdings Corp.	18,700	553,098
Nippon Steel Corp.#	92,100	2,008,565
Nippon Telegraph & Telephone Corp.	3,218,500	3,161,537
Nippon Yusen KK#	49,500	1,568,483
Nissan Chemical Corp.	13,600	377,725
Nissan Motor Co., Ltd.	259,200	925,108
Nissin Foods Holdings Co., Ltd.	21,600	545,393
Nitori Holdings Co., Ltd.	8,700	962,365
Nitto Denko Corp.	15,500	1,190,086
Nomura Holdings, Inc.	323,700	1,957,923
Nomura Real Estate Holdings, Inc.	11,800	303,908
Nomura Real Estate Master Fund, Inc.#	431	405,713
Nomura Research Institute, Ltd.	41,600	1,115,702
NTT Data Group Corp.	68,000	1,045,567
Obayashi Corp.	69,900	815,273
Obic Co., Ltd.#	7,500	972,078
Odakyu Electric Railway Co., Ltd.#	33,699	353,902
Olympus Corp.	129,600	2,029,929
Omron Corp.	18,900	629,546
Ono Pharmaceutical Co., Ltd.	39,000	565,246
Oracle Corp. Japan†	4,100	290,631
Oriental Land Co., Ltd.#	117,500	3,281,567
ORIX Corp.	126,300	2,782,134
Osaka Gas Co., Ltd.	40,300	917,334
Otsuka Corp.	24,400	463,662
Otsuka Holdings Co., Ltd.	45,100	1,854,105
Pan Pacific International Holdings Corp.	41,000	1,061,753
Panasonic Holdings Corp.	237,930	2,097,846
Rakuten Group, Inc.†	161,400	846,200
Recruit Holdings Co., Ltd.	155,283	7,882,174
Renesas Electronics Corp.	158,200	2,972,340
Resona Holdings, Inc.#	229,000	1,581,584
Ricoh Co., Ltd.	59,100	529,066
Rohm Co., Ltd.	35,500	456,558
SBI Holdings, Inc.	26,700	691,479
SCREEN Holdings Co., Ltd.	8,800	845,724
SCSK Corp.	16,742	318,858
Secom Co., Ltd.	22,600	1,407,277
Seiko Epson Corp.	31,100	498,078
Sekisui Chemical Co., Ltd.	41,000	588,567
Sekisui House, Ltd.	64,200	1,444,574
Seven & i Holdings Co., Ltd.	243,500	3,139,146
SG Holdings Co., Ltd.	34,556	349,907
Sharp Corp.†	27,900	173,122
Shimadzu Corp.	25,500	661,257
Shimano, Inc.	8,300	1,359,469
Shimizu Corp.	56,000	310,213
Shin-Etsu Chemical Co., Ltd.	194,000	7,224,195
Shionogi & Co., Ltd.	26,500	1,193,944
Shiseido Co., Ltd.	43,000	1,366,021
Shizuoka Financial Group, Inc.	50,400	521,049
SMC Corp.#	6,200	3,118,649

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SoftBank Corp.	309,900	$ 3,720,807
SoftBank Group Corp.	110,800	6,413,424
Sompo Holdings, Inc.	96,000	2,054,520
Sony Group Corp.	135,800	11,160,502
Square Enix Holdings Co., Ltd.	9,200	274,833
Subaru Corp.	65,000	1,450,776
SUMCO Corp.#	37,704	552,393
Sumitomo Corp.	112,000	2,892,227
Sumitomo Electric Industries, Ltd.	76,900	1,247,289
Sumitomo Metal Mining Co., Ltd.	26,600	872,405
Sumitomo Mitsui Financial Group, Inc.	136,900	8,976,023
Sumitomo Mitsui Trust Holdings, Inc.	70,600	1,651,674
Sumitomo Realty & Development Co., Ltd.#	30,800	959,701
Suntory Beverage & Food, Ltd.#	15,000	551,273
Suzuki Motor Corp.	169,600	2,015,734
Sysmex Corp.#	54,300	934,179
T&D Holdings, Inc.	52,800	952,092
Taisei Corp.	18,300	694,972
Takeda Pharmaceutical Co., Ltd.	170,400	4,530,750
TDK Corp.	41,900	2,111,880
Terumo Corp.	145,000	2,472,012
TIS, Inc.	23,756	434,217
Tobu Railway Co., Ltd.	20,300	359,561
Toho Co., Ltd.	12,000	380,227
Tokio Marine Holdings, Inc.	194,100	6,731,450
Tokyo Electric Power Co. Holdings, Inc.†	164,400	985,841
Tokyo Electron, Ltd.	50,800	10,955,990
Tokyo Gas Co., Ltd.	39,800	890,914
Tokyu Corp.	53,800	630,887
Toppan Holdings, Inc.	24,700	640,807
Toray Industries, Inc.	149,300	752,431
TOTO, Ltd.#	15,200	379,089
Toyota Industries Corp.	15,800	1,491,816
Toyota Motor Corp.	1,142,200	24,799,780
Toyota Tsusho Corp.	22,900	1,394,008
Trend Micro, Inc.	14,400	650,174
Unicharm Corp.	43,400	1,404,022
USS Co., Ltd.	44,198	345,057
West Japan Railway Co.	47,400	945,402
Yakult Honsha Co., Ltd.	27,600	502,708
Yamaha Corp.#	14,200	320,956
Yamaha Motor Co., Ltd.#	96,200	939,866
Yamato Holdings Co., Ltd.	28,600	328,610
Yaskawa Electric Corp.#	25,800	987,024
Yokogawa Electric Corp.	24,500	630,566
Zensho Holdings Co., Ltd.#	10,400	408,698
ZOZO, Inc.#	14,493	339,446
		413,949,489
Jersey — 0.7%
Experian PLC	98,962	4,594,157
Glencore PLC	1,116,980	6,886,448
WPP PLC	115,767	1,213,837
		12,694,442
Luxembourg — 0.2%
ArcelorMittal SA	55,112	1,464,648
Eurofins Scientific SE	14,550	880,171
Tenaris SA	50,860	836,289
		3,181,108
Netherlands — 6.3%
ABN AMRO Bank NV*	51,275	876,964
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Adyen NV*#†	2,339	$ 3,044,939
AerCap Holdings NV	21,559	1,998,735
Airbus SE	63,853	10,840,413
Akzo Nobel NV	18,374	1,281,586
Argenx SE†	6,375	2,363,839
ASM International NV	5,057	3,566,788
ASML Holding NV	43,420	41,625,911
ASR Nederland NV#	17,071	825,650
BE Semiconductor Industries NV#	8,303	1,238,602
Davide Campari-Milano NV#	66,308	662,502
Euronext NV*	9,229	909,850
EXOR NV	10,081	1,134,347
Ferrari NV	13,576	5,582,378
Ferrovial SE#	55,843	2,210,235
Heineken Holding NV	13,960	1,142,815
Heineken NV#	31,020	3,096,687
IMCD NV#	6,138	930,036
ING Groep NV	357,939	6,415,769
JDE Peet's NV#	10,500	231,361
Koninklijke Ahold Delhaize NV	102,576	3,183,555
Koninklijke KPN NV	361,388	1,350,650
Koninklijke Philips NV†	86,490	2,363,197
NN Group NV	29,162	1,359,660
OCI NV	11,363	309,231
Prosus NV	157,548	5,775,656
QIAGEN NV	23,824	1,016,475
Randstad NV#	11,688	615,582
Stellantis NV	238,637	5,277,776
STMicroelectronics NV	73,613	3,070,574
Universal Music Group NV#	88,292	2,761,857
Wolters Kluwer NV	26,766	4,269,892
		121,333,512
New Zealand — 0.2%
Auckland International Airport, Ltd.#	143,041	685,826
EBOS Group, Ltd.#	16,528	335,580
Fisher & Paykel Healthcare Corp., Ltd.#	62,896	1,142,325
Mercury NZ, Ltd.	74,922	307,449
Meridian Energy, Ltd.	139,302	578,092
Spark New Zealand, Ltd.#	195,396	501,066
Xero, Ltd.†	15,514	1,408,707
		4,959,045
Norway — 0.6%
Aker BP ASA	34,036	878,587
DNB Bank ASA	99,689	1,949,485
Equinor ASA	97,036	2,820,002
Gjensidige Forsikring ASA	21,541	377,807
Kongsberg Gruppen ASA	9,474	814,443
Mowi ASA	50,127	900,156
Norsk Hydro ASA	142,903	967,160
Orkla ASA	75,502	603,647
Salmar ASA	7,111	435,543
Telenor ASA	67,828	793,003
Yara International ASA	17,833	552,474
		11,092,307
Portugal — 0.2%
EDP - Energias de Portugal SA	337,984	1,377,328
Galp Energia SGPS SA	50,056	1,054,854
Jeronimo Martins SGPS SA	30,501	683,174
		3,115,356

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore — 1.1%
CapitaLand Ascendas REIT	402,224	$ 781,665
CapitaLand Integrated Commercial Trust	573,668	836,006
CapitaLand Investment, Ltd.#	280,200	554,834
City Developments, Ltd.	53,600	223,716
DBS Group Holdings, Ltd.	214,500	5,724,542
Genting Singapore, Ltd.	651,300	438,819
Jardine Cycle & Carriage, Ltd.	10,600	202,874
Keppel, Ltd.	156,800	783,649
Mapletree Logistics Trust	375,678	371,843
Mapletree Pan Asia Commercial Trust#	254,400	231,308
Oversea-Chinese Banking Corp., Ltd.	364,700	3,937,501
Seatrium, Ltd.†	238,860	311,565
Sembcorp Industries, Ltd.	96,293	364,351
Singapore Airlines, Ltd.#	160,349	806,605
Singapore Exchange, Ltd.	92,300	652,747
Singapore Technologies Engineering, Ltd.	168,200	522,778
Singapore Telecommunications, Ltd.	889,400	1,638,336
United Overseas Bank, Ltd.	136,200	3,118,029
Wilmar International, Ltd.	206,900	474,993
		21,976,161
Spain — 2.5%
Acciona SA	2,659	342,320
ACS Actividades de Construccion y Servicios SA	22,732	1,018,525
Aena SME SA*	8,078	1,581,483
Amadeus IT Group SA#	48,522	3,454,440
Banco Bilbao Vizcaya Argentaria SA	628,783	6,842,393
Banco Santander SA	1,743,135	9,205,927
CaixaBank SA	404,014	2,328,187
Cellnex Telecom SA*#	49,460	1,809,975
EDP Renovaveis SA#	33,087	530,572
Enagas SA#	26,807	410,313
Endesa SA	34,210	681,756
Grifols SA#†	32,128	326,397
Iberdrola SA	660,970	8,718,032
Industria de Diseno Textil SA	117,489	5,596,975
Redeia Corp. SA	43,708	787,961
Repsol SA	130,704	2,146,253
Telefonica SA	526,457	2,458,403
		48,239,912
SupraNational — 0.0%
Unibail-Rodamco-Westfield	12,729	1,118,861
Sweden — 3.0%
Alfa Laval AB	31,162	1,449,225
Assa Abloy AB, Class B	107,953	3,169,577
Atlas Copco AB, Class A	289,305	5,558,657
Atlas Copco AB, Class B	168,116	2,788,505
Beijer Ref AB	41,457	675,890
Boliden AB	29,459	1,025,375
Epiroc AB, Class A	70,979	1,485,812
Epiroc AB, Class B	42,003	789,806
EQT AB	40,218	1,234,085
Essity AB, Class B	65,625	1,687,042
Evolution AB*	19,739	2,126,962
Fastighets AB Balder, Class B†	70,222	475,814
Getinge AB, Class B	24,636	440,356
H & M Hennes & Mauritz AB, Class B	69,565	1,231,195
Hexagon AB, Class B	223,618	2,464,265
Holmen AB, Class B	8,210	343,713
Husqvarna AB, Class B	37,711	317,075
Industrivarden AB, Class A	13,726	490,159
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Industrivarden AB, Class C	16,206	$ 571,070
Indutrade AB	29,430	766,477
Investment AB Latour, Class B	15,947	446,433
Investor AB, Class B	186,422	5,067,832
L E Lundbergforetagen AB, Class B	8,186	417,134
Lifco AB, Class B	25,108	667,099
Nibe Industrier AB, Class B	163,229	837,817
Saab AB	34,500	834,619
Sagax AB, Class B	21,968	579,264
Sandvik AB	114,840	2,533,799
Securitas AB, Class B	52,971	545,577
Skandinaviska Enskilda Banken AB, Class A	170,916	2,441,057
Skanska AB, Class B	36,645	648,473
SKF AB, Class B	36,709	805,631
Svenska Cellulosa AB SCA, Class B	65,271	999,012
Svenska Handelsbanken AB, Class A	157,099	1,471,701
Swedbank AB, Class A	91,443	1,906,044
Swedish Orphan Biovitrum AB†	20,992	565,882
Tele2 AB, Class B	57,763	565,195
Telefonaktiebolaget LM Ericsson, Class B	315,394	1,935,000
Telia Co. AB	254,108	660,144
Volvo AB, Class A	21,570	587,557
Volvo AB, Class B	162,531	4,386,629
Volvo Car AB†	80,228	270,131
		58,263,090
Switzerland — 9.2%
Avolta AG#	10,684	433,942
ABB, Ltd.	172,298	9,445,312
Adecco Group AG	17,234	656,236
Alcon, Inc.	53,821	4,819,074
Bachem Holding AG#	3,635	326,820
Baloise Holding AG#	4,933	854,558
Banque Cantonale Vaudoise#	3,244	342,042
Barry Callebaut AG#	384	666,030
BKW AG	2,275	358,255
Chocoladefabriken Lindt & Spruengli AG	12	1,429,500
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	104	1,211,892
Cie Financiere Richemont SA, Class A	57,901	9,299,847
Clariant AG#	23,239	375,161
Coca-Cola HBC AG	23,691	804,483
DSM-Firmenich AG	20,030	2,324,419
EMS-Chemie Holding AG	756	624,327
Geberit AG	3,601	2,221,384
Givaudan SA	994	4,672,903
Helvetia Holding AG#	3,998	538,200
Holcim AG	56,138	4,910,397
Julius Baer Group, Ltd.	22,188	1,333,293
Kuehne + Nagel International AG	5,852	1,657,357
Logitech International SA	17,712	1,776,484
Lonza Group AG	8,020	4,374,482
Nestle SA	287,576	30,448,630
Novartis AG	220,769	22,829,808
Partners Group Holding AG	2,444	3,273,885
Roche Holding AG	75,671	19,381,580
Roche Holding AG (BR)	3,447	968,968
Sandoz Group AG	44,100	1,572,325
Schindler Holding AG	2,529	639,297
Schindler Holding AG (Participation Certificate)	4,385	1,143,312
SGS SA	16,145	1,511,499
SIG Group AG#	32,938	685,117
Sika AG	16,420	4,976,336

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sonova Holding AG	5,459	$ 1,726,896
Straumann Holding AG#	12,022	1,562,837
Swatch Group AG (TRQX)	5,668	237,908
Swatch Group AG (XEGT)	3,116	670,311
Swiss Life Holding AG	3,179	2,215,324
Swiss Prime Site AG	8,263	766,176
Swiss Re AG	32,487	4,139,201
Swisscom AG	2,790	1,541,581
Temenos AG	6,882	443,262
UBS Group AG	354,244	11,333,274
VAT Group AG*	2,908	1,594,716
Zurich Insurance Group AG	15,764	8,284,357
		177,402,998
United Kingdom — 13.3%
3i Group PLC	104,836	3,867,839
Abrdn PLC#	198,259	393,615
Admiral Group PLC	28,042	972,491
Anglo American PLC	136,863	4,478,451
Antofagasta PLC	42,473	1,202,194
Ashtead Group PLC#	47,133	3,470,631
Associated British Foods PLC	36,730	1,204,860
AstraZeneca PLC	166,962	25,962,771
Auto Trader Group PLC*	97,731	1,027,770
Aviva PLC	295,060	1,816,081
BAE Systems PLC	326,637	5,816,851
Barclays PLC	1,632,242	4,625,270
Barratt Developments PLC#	104,969	681,632
Berkeley Group Holdings PLC	11,427	770,344
BP PLC	1,843,628	11,547,524
British American Tobacco PLC	216,788	6,699,603
BT Group PLC#	696,419	1,162,901
Bunzl PLC	36,407	1,366,038
Burberry Group PLC	38,617	511,372
Centrica PLC	581,363	1,056,013
Coca-Cola Europacific Partners PLC	22,231	1,638,647
Compass Group PLC	184,068	5,170,429
Croda International PLC#	14,288	836,626
Diageo PLC	240,770	8,120,469
Endeavour Mining PLC#	19,793	434,502
GSK PLC	443,220	9,942,940
Haleon PLC	646,504	2,694,081
Halma PLC	40,890	1,171,469
Hargreaves Lansdown PLC#	38,315	516,469
Hikma Pharmaceuticals PLC	17,858	441,110
HSBC Holdings PLC	2,063,388	18,488,711
Imperial Brands PLC	90,115	2,236,897
Informa PLC	147,991	1,613,022
InterContinental Hotels Group PLC	17,799	1,805,740
Intertek Group PLC	17,383	1,061,327
J Sainsbury PLC	178,566	634,219
JD Sports Fashion PLC#	279,128	461,972
Kingfisher PLC	202,165	683,622
Land Securities Group PLC	76,214	640,312
Legal & General Group PLC	644,039	2,068,530
Lloyds Banking Group PLC	6,846,810	4,880,837
London Stock Exchange Group PLC	44,856	5,263,101
M&G PLC	242,362	617,405
Melrose Industries PLC	143,357	1,136,814
Mondi PLC	47,543	949,350
National Grid PLC	400,636	4,568,096
NatWest Group PLC	614,451	2,487,215
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Next PLC	13,051	$ 1,563,222
Ocado Group PLC#†	62,472	302,316
Pearson PLC	67,397	820,165
Persimmon PLC	34,404	641,476
Phoenix Group Holdings PLC#	80,904	515,122
Prudential PLC	296,157	2,850,746
Reckitt Benckiser Group PLC	76,883	4,393,672
RELX PLC	203,063	8,906,458
Rentokil Initial PLC	271,693	1,445,072
Rio Tinto PLC	121,298	8,519,662
Rolls-Royce Holdings PLC†	906,532	5,269,697
Sage Group PLC	109,852	1,435,134
Schroders PLC	86,815	435,977
Segro PLC	136,925	1,597,220
Severn Trent PLC#	28,992	886,525
Shell PLC	700,372	25,270,065
Smith & Nephew PLC	94,160	1,193,744
Smiths Group PLC	37,432	825,188
Spirax Group PLC#	7,946	906,041
SSE PLC	117,712	2,644,951
St. James's Place PLC	59,088	379,867
Standard Chartered PLC	243,987	2,443,378
Taylor Wimpey PLC	380,800	721,942
Tesco PLC	759,953	3,027,148
Unilever PLC	269,311	14,756,155
United Utilities Group PLC#	73,444	956,109
Vodafone Group PLC	2,479,070	2,411,664
Whitbread PLC	20,082	762,360
Wise PLC, Class A†	66,225	698,772
		255,778,011
Total Common Stocks (cost $1,415,533,304)		1,834,228,905
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
United States — 0.8%
iShares MSCI EAFE ETF# (cost $15,044,344)	186,400	15,131,952
RIGHTS — 0.0%
France — 0.0%
Alstom SA Expires 06/11/2024†	31,043	33,293
United Kingdom — 0.0%
National Grid PLC Expires 06/10/2024†	116,852	291,916
Total Rights (cost $0)		325,209
Total Long-Term Investment Securities (cost $1,430,577,648)		1,849,686,066
SHORT-TERM INVESTMENTS — 3.2%
U.S. Government — 0.2%
United States Treasury Bills
5.25%, 06/06/2024(1)	$ 3,750,000	3,748,360
Unaffiliated Investment Companies — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3)	58,439,628	58,439,628
Total Short-Term Investments (cost $62,186,896)		62,187,988

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $42,248,503 and collateralized by $42,711,400 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $43,087,801 (cost $42,242,871)	$42,242,871	$ 42,242,871
TOTAL INVESTMENTS (cost $1,535,007,415)(4)	101.4%	1,954,116,925
Other assets less liabilities	(1.4)	(27,510,533)
NET ASSETS	100.0%	$1,926,606,392
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $23,542,048 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $94,390,731. This was secured by collateral of $58,439,628, which was received in cash and subsequently invested in short-term investments currently valued at $58,439,628 as reported in the Portfolio of Investments. Additional collateral of $40,577,379 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	06/13/2024 to 09/19/2024	$831,712
United States Treasury Notes/Bonds	0.13% to 6.13%	06/30/2024 to 08/15/2053	39,745,667
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
676	Long	MSCI EAFE Index	June 2024	$79,066,372	$80,112,760	$1,046,388
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.4%
Pharmaceuticals	9.0
Insurance	5.2
Semiconductors	4.2
Oil & Gas	4.2
Auto Manufacturers	3.9
Food	3.6
Short-Term Investments	3.2
Mining	2.8
Commercial Services	2.6
Telecommunications	2.4
Chemicals	2.4
Electric	2.4
Aerospace/Defense	2.3
Repurchase Agreements	2.2
Retail	2.2
Cosmetics/Personal Care	2.1
Machinery-Diversified	2.0
Apparel	1.9
Healthcare-Products	1.9
Building Materials	1.9
Electronics	1.7
Software	1.6
Beverages	1.6
Machinery-Construction & Mining	1.6
Diversified Financial Services	1.5
Distribution/Wholesale	1.5
Transportation	1.0
Engineering & Construction	1.0
Electrical Components & Equipment	1.0
Computers	1.0
Internet	1.0

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
Miscellaneous Manufacturing	0.9%
Unaffiliated Investment Companies	0.8
Auto Parts & Equipment	0.8
Entertainment	0.7
Biotechnology	0.7
Home Furnishings	0.7
Agriculture	0.7
REITS	0.6
Real Estate	0.6
Iron/Steel	0.6
Healthcare-Services	0.5
Investment Companies	0.5
Private Equity	0.5
Toys/Games/Hobbies	0.4
Household Products/Wares	0.4
Food Service	0.4
Media	0.3
Metal Fabricate/Hardware	0.3
Lodging	0.3
Hand/Machine Tools	0.3
Forest Products & Paper	0.3
Advertising	0.3
Gas	0.3
Home Builders	0.2
Water	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Airlines	0.1
Packaging & Containers	0.1
101.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$3,879,609	$5,109,824	$—	$8,989,433
Ireland	6,109,516	12,646,210	—	18,755,726
Israel	6,559,221	6,396,274	—	12,955,495
Netherlands	1,998,735	119,334,777	—	121,333,512
United Kingdom	1,638,647	254,139,364	—	255,778,011
Other Countries	—	1,416,416,728	—	1,416,416,728
Unaffiliated Investment Companies	15,131,952	—	—	15,131,952
Rights	325,209	—	—	325,209
Short-Term Investments:
U.S. Government	—	3,748,360	—	3,748,360
Other Short-Term Investments	58,439,628	—	—	58,439,628
Repurchase Agreements	—	42,242,871	—	42,242,871
Total Investments at Value	$94,082,517	$1,860,034,408	$—	$1,954,116,925
Other Financial Instruments:†
Futures Contracts	$1,046,388	$—	$—	$1,046,388
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.5%
Cayman Islands — 0.9%
Gaci First Investment Co.
5.38%, 01/29/2054	$ 200,000	$ 175,198
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	213,028
Meituan
3.05%, 10/28/2030	200,000	172,103
		560,329
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	206,303
Luxembourg — 0.5%
Minerva Luxembourg SA
4.38%, 03/18/2031*	200,000	165,124
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	168,058
		333,182
Mauritius — 0.9%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	194,100
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	361,188
		555,288
Mexico — 1.0%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	215,013
6.70%, 02/16/2032	280,000	234,592
6.75%, 09/21/2047	300,000	201,500
		651,105
Netherlands — 0.4%
Prosus NV
4.99%, 01/19/2052	300,000	226,826
Peru — 0.7%
Minsur SA
4.50%, 10/28/2031	200,000	176,354
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	282,750
		459,104
Singapore — 0.8%
BOC Aviation, Ltd.
4.50%, 05/23/2028	300,000	291,152
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	232,260	231,109
		522,261
United Arab Emirates — 0.7%
DP World, Ltd.
5.63%, 09/25/2048	250,000	234,869
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	250,000	235,325
		470,194
United States — 0.3%
Wipro IT Services LLC
1.50%, 06/23/2026	200,000	184,663
Total Corporate Bonds & Notes (cost $4,318,274)		4,169,255
Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.6%
United States — 28.6%
United States Treasury Bonds
1.88%, 02/15/2041		$ 940,000	$ 634,830
2.00%, 11/15/2041		570,000	386,353
2.88%, 05/15/2043 to 05/15/2049		970,000	730,352
3.00%, 02/15/2047		500,000	378,730
3.38%, 05/15/2044 to 11/15/2048		1,090,000	888,661
3.63%, 02/15/2053		450,000	376,893
3.75%, 11/15/2043		470,000	410,846
United States Treasury Notes
0.25%, 06/30/2025 to 07/31/2025		1,535,000	1,454,022
0.50%, 03/31/2025		500,000	481,191
0.75%, 05/31/2026		600,000	553,523
0.88%, 11/15/2030		1,000,000	799,492
1.13%, 02/15/2031		500,000	404,258
1.88%, 02/28/2029		1,000,000	888,125
2.00%, 08/15/2025#		1,000,000	964,062
2.13%, 05/15/2025#		470,000	456,722
2.25%, 11/15/2025#		800,000	768,938
2.38%, 05/15/2027		1,120,000	1,049,781
2.75%, 08/15/2032#		700,000	616,574
2.88%, 05/15/2028 to 05/15/2032		1,700,000	1,558,930
3.38%, 05/15/2033#		500,000	458,906
3.50%, 02/15/2033		360,000	334,252
3.75%, 06/30/2030		400,000	383,859
3.88%, 08/15/2033		1,000,000	952,969
4.00%, 02/15/2034		1,000,000	961,406
4.13%, 11/15/2032		450,000	438,223
4.25%, 05/31/2025		500,000	495,400
4.50%, 11/15/2033		600,000	600,094
Total U.S. Government & Agency Obligations (cost $20,171,090)			18,427,392
FOREIGN GOVERNMENT OBLIGATIONS — 62.3%
Angola — 0.4%
Republic of Angola
8.75%, 04/14/2032		300,000	268,657
Argentina — 0.8%
Republic of Argentina
3.63%, 07/09/2035(1)		1,160,000	509,083
Australia — 1.4%
Commonwealth of Australia
2.75%, 11/21/2027	AUD	350,000	223,128
3.00%, 03/21/2047	AUD	559,000	280,482
3.75%, 05/21/2034	AUD	600,000	377,937
			881,547
Austria — 1.0%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	672,851
Belgium — 2.1%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	410,019
0.90%, 06/22/2029*	EUR	935,000	918,091
			1,328,110
Benin — 0.4%
Republic of Benin
7.96%, 02/13/2038		300,000	280,534
Canada — 1.0%
Government of Canada
1.25%, 03/01/2025	CAD	935,000	669,719

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile — 0.4%
Republic of Chile
4.95%, 01/05/2036		$ 300,000	$ 285,005
Colombia — 1.7%
Republic of Colombia
4.50%, 03/15/2029		500,000	452,432
8.75%, 11/14/2053		600,000	627,343
			1,079,775
Dominican Republic — 0.4%
Dominican Republic
5.50%, 02/22/2029		300,000	288,568
Ecuador — 0.2%
Republic of Ecuador
3.50%, 07/31/2035(1)		200,000	102,247
Egypt — 1.2%
Arab Republic of Egypt
7.63%, 05/29/2032		400,000	340,837
7.90%, 02/21/2048		200,000	148,500
8.50%, 01/31/2047		350,000	272,580
			761,917
El Salvador — 0.2%
Republic of El Salvador
6.38%, 01/18/2027		119,000	104,135
Finland — 0.4%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	288,797
France — 3.9%
Government of France
1.25%, 05/25/2034*	EUR	470,000	428,602
1.25%, 05/25/2036*	EUR	935,000	816,669
1.75%, 05/25/2066*	EUR	235,000	162,319
3.50%, 04/25/2026*	EUR	1,000,000	1,090,768
			2,498,358
Germany — 4.6%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	486,168
2.10%, 11/15/2029	EUR	800,000	843,557
2.30%, 02/15/2033	EUR	400,000	423,596
2.60%, 08/15/2033	EUR	600,000	649,461
4.75%, 07/04/2040	EUR	260,000	352,218
6.50%, 07/04/2027	EUR	200,000	239,829
			2,994,829
Guatemala — 0.5%
Republic of Guatemala
6.60%, 06/13/2036		300,000	299,250
Hungary — 0.7%
Republic of Hungary
6.75%, 09/25/2052		200,000	211,979
7.63%, 03/29/2041		230,000	259,149
			471,128
Indonesia — 1.5%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/2051		400,000	286,709
5.60%, 11/15/2033*		200,000	204,885
Security Description		Shares or Principal Amount	Value

Indonesia (continued)
Republic of Indonesia
2.15%, 07/28/2031		$ 400,000	$ 325,000
8.50%, 10/12/2035		100,000	125,788
			942,382
Italy — 5.0%
Republic of Italy
2.00%, 02/01/2028	EUR	465,000	480,480
2.70%, 03/01/2047*	EUR	470,000	393,240
3.00%, 08/01/2029	EUR	180,000	190,883
3.50%, 03/01/2030*	EUR	500,000	542,047
4.00%, 02/01/2037*	EUR	250,000	270,880
4.35%, 11/01/2033	EUR	300,000	338,067
4.75%, 09/01/2028*	EUR	140,000	159,675
5.00%, 08/01/2039*	EUR	500,000	589,232
6.00%, 05/01/2031	EUR	200,000	248,696
			3,213,200
Ivory Coast — 1.1%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	355,000
8.25%, 01/30/2037*		200,000	194,750
8.25%, 01/30/2037		200,000	194,750
			744,500
Japan — 6.2%
Government of Japan
0.20%, 06/20/2028	JPY	120,000,000	752,345
0.70%, 03/20/2061	JPY	135,000,000	526,935
0.80%, 09/20/2033	JPY	60,000,000	374,734
1.40%, 09/20/2034	JPY	75,000,000	490,031
1.70%, 09/20/2032	JPY	60,000,000	405,985
2.00%, 09/20/2041	JPY	100,000,000	663,651
2.30%, 12/20/2036	JPY	30,000,000	212,132
2.30%, 03/20/2039	JPY	50,000,000	350,370
2.30%, 03/20/2040	JPY	30,000,000	209,038
			3,985,221
Latvia — 0.6%
Republic of Latvia
5.13%, 07/30/2034*		400,000	393,024
Mexico — 1.5%
United Mexican States
2.66%, 05/24/2031		200,000	164,571
6.00%, 05/07/2036		200,000	196,255
7.75%, 11/23/2034	MXN	5,000,000	255,380
8.50%, 05/31/2029	MXN	6,000,000	334,050
			950,256
Montenegro — 0.6%
Republci of Montenegro
7.25%, 03/12/2031*		400,000	401,680
Netherlands — 0.6%
Kingdom of the Netherlands
0.50%, 07/15/2026*	EUR	400,000	411,532
Nigeria — 0.8%
Federal Republic of Nigeria
6.13%, 09/28/2028		400,000	355,237
6.50%, 11/28/2027		200,000	186,352
			541,589

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Oman — 0.9%
Sultanate of Oman
5.38%, 03/08/2027		$ 600,000	$ 593,371
Pakistan — 0.9%
Islamic Republic of Pakistan
6.00%, 04/08/2026		300,000	271,134
7.38%, 04/08/2031		400,000	326,400
			597,534
Panama — 1.4%
Republic of Panama
3.75%, 03/16/2025		200,000	196,124
4.50%, 04/01/2056		300,000	190,375
6.70%, 01/26/2036		200,000	191,525
8.00%, 03/01/2038		300,000	313,693
			891,717
Paraguay — 0.6%
Republic of Paraguay
6.00%, 02/09/2036*		400,000	396,520
Peru — 0.3%
Republic of Peru
4.13%, 08/25/2027		200,000	191,316
Philippines — 0.9%
Republic of the Philippines
3.95%, 01/20/2040		200,000	165,260
5.00%, 07/17/2033		200,000	195,136
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	197,100
			557,496
Poland — 2.0%
Republic of Poland
1.75%, 04/25/2032	PLN	1,700,000	326,023
2.75%, 04/25/2028	PLN	1,200,000	276,465
5.13%, 09/18/2034		400,000	389,000
5.50%, 04/04/2053		170,000	164,147
5.50%, 03/18/2054		150,000	143,680
			1,299,315
Qatar — 1.8%
State of Qatar
3.40%, 04/16/2025		400,000	392,436
4.40%, 04/16/2050		200,000	170,491
5.10%, 04/23/2048		200,000	189,700
5.75%, 01/20/2042		400,000	416,600
			1,169,227
Romania — 0.6%
Government of Romania
6.38%, 01/30/2034*		400,000	398,502
Saudi Arabia — 1.7%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	192,000
4.63%, 10/04/2047		400,000	337,500
4.88%, 07/18/2033		200,000	193,871
5.75%, 01/16/2054*		400,000	385,333
			1,108,704
Spain — 3.4%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	358,401
Security Description		Shares or Principal Amount	Value

Spain (continued)
1.00%, 10/31/2050*	EUR	470,000	$ 271,642
1.30%, 10/31/2026*	EUR	655,000	680,040
5.75%, 07/30/2032	EUR	400,000	511,796
6.00%, 01/31/2029	EUR	281,000	343,225
			2,165,104
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	232,181
Trinidad and Tobago — 0.6%
Republic of Trinidad & Tobago
4.50%, 08/04/2026		$ 200,000	193,500
5.95%, 01/14/2031		200,000	197,260
			390,760
Turkey — 0.6%
Republic of Turkey
4.88%, 04/16/2043		200,000	140,521
9.38%, 01/19/2033		200,000	222,750
			363,271
United Arab Emirates — 2.5%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	351,000
2.13%, 09/30/2024		270,000	266,565
2.70%, 09/02/2070		400,000	223,730
3.13%, 10/11/2027		200,000	188,000
3.88%, 04/16/2050		300,000	233,178
4.88%, 04/30/2029*		325,000	323,313
			1,585,786
United Kingdom — 3.6%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	288,573
1.00%, 01/31/2032	GBP	400,000	403,586
1.13%, 01/31/2039	GBP	1,000,000	810,806
1.25%, 07/22/2027	GBP	374,000	434,298
3.25%, 01/31/2033	GBP	300,000	354,751
			2,292,014
Uruguay — 0.6%
Oriental Republic of Uruguay
5.10%, 06/18/2050		400,000	372,821

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uzbekistan — 0.3%
Republic of Uzbekistan
7.85%, 10/12/2028*	$ 200,000	$ 206,422
Total Foreign Government Obligations (cost $43,797,717)		40,179,955
TOTAL INVESTMENTS (cost $68,287,081)(2)	97.4%	62,776,602
Other assets less liabilities	2.6	1,682,494
NET ASSETS	100.0%	$64,459,096
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $11,944,486 representing 18.5% of net assets.
#	The security or a portion thereof is out on loan.
At May 31, 2024, the Fund had loaned securities with a total value of $3,279,430. This was secured by collateral of $3,439,690 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Mtg. Corp.	0.75% to 6.62%	01/01/2029 to 04/25/2054	$731,309
Federal National Mtg. Assoc.	0.00% to 6.73%	01/25/2027 to 03/25/2060	959,818
Government National Mtg. Assoc.	1.60% to 6.28%	02/20/2039 to 05/16/2065	1,748,563
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	62.3%
U.S. Government & Agency Obligations	28.6
Electric	1.4
Oil & Gas	1.0
Banks	0.7
Internet	0.7
Mining	0.6
Diversified Financial Services	0.4
Commercial Services	0.3
Energy-Alternate Sources	0.3
Computers	0.3
Investment Companies	0.3
Transportation	0.3
Food	0.2
97.4%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$4,169,255	$—	$4,169,255
U.S. Government & Agency Obligations	—	18,427,392	—	18,427,392
Foreign Government Obligations	—	40,179,955	—	40,179,955
Total Investments at Value	$—	$62,776,602	$—	$62,776,602
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Bermuda — 1.9%
Brookfield Infrastructure Partners LP	248,172	$ 7,169,689
Canada — 12.1%
Brookfield Corp.#	284,525	12,373,992
Canada Goose Holdings, Inc.#†	486,298	7,031,869
Canadian Pacific Kansas City, Ltd.#	179,763	14,309,027
Shopify, Inc., Class A†	196,718	11,635,870
		45,350,758
Denmark — 8.8%
DSV A/S	168,690	25,982,466
Novo Nordisk A/S, Class B	53,614	7,249,630
		33,232,096
France — 12.6%
Hermes International SCA	13,680	32,420,882
L'Oreal SA	12,914	6,372,021
LVMH Moet Hennessy Louis Vuitton SE	10,791	8,671,573
		47,464,476
Hong Kong — 2.3%
AIA Group, Ltd.	1,125,718	8,749,615
India — 7.4%
HDFC Bank, Ltd.	596,524	10,891,488
ICICI Bank, Ltd. ADR	440,762	11,785,976
Titan Co., Ltd.	133,170	5,189,913
		27,867,377
Italy — 6.9%
Moncler SpA#	386,931	25,828,686
Japan — 5.2%
Keyence Corp.	43,500	19,626,657
Jersey — 1.9%
Birkenstock Holding PLC†	125,772	7,169,004
Luxembourg — 4.4%
Spotify Technology SA†	55,985	16,615,228
Netherlands — 11.2%
Adyen NV*#†	8,995	11,709,801
ASML Holding NV	26,170	25,088,671
Davide Campari-Milano NV#	521,394	5,209,395
		42,007,867
Sweden — 2.9%
Evolution AB*	99,565	10,728,558
Switzerland — 7.2%
Chocoladefabriken Lindt & Spruengli AG	55	6,551,875
Cie Financiere Richemont SA, Class A	32,106	5,156,748
Straumann Holding AG#	118,162	15,360,829
		27,069,452
Security Description	Shares or Principal Amount	Value

Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	678,000	$ 17,112,383
United Kingdom — 4.6%
London Stock Exchange Group PLC	88,927	10,434,095
Rightmove PLC	1,028,035	7,050,306
		17,484,401
United States — 5.1%
MercadoLibre, Inc.†	11,153	19,245,393
Total Long-Term Investment Securities (cost $284,702,776)		372,721,640
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2) (cost $13,725,798)	13,725,798	13,725,798
TOTAL INVESTMENTS (cost $298,428,574)(3)	102.7%	386,447,438
Other assets less liabilities	(2.7)	(10,036,331)
NET ASSETS	100.0%	$376,411,107
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $22,438,359 representing 6.0% of net assets.
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $36,922,427. This was secured by collateral of $13,725,798, which was received in cash and subsequently invested in short-term investments currently valued at $13,725,798 as reported in the Portfolio of Investments. Additional collateral of $24,453,876 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	$2,088,446
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	22,365,430
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Apparel	14.7%
Internet	14.5
Semiconductors	11.2
Transportation	10.7
Retail	9.7
Banks	6.0
Machinery-Diversified	5.2
Healthcare-Products	4.1
Short-Term Investments	3.7

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
Private Equity	3.3%
Commercial Services	3.1
Entertainment	2.9
Diversified Financial Services	2.7
Insurance	2.3
Pharmaceuticals	1.9
Electric	1.9
Food	1.7
Cosmetics/Personal Care	1.7
Beverages	1.4
102.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$7,169,689	$—	$—	$7,169,689
Canada	45,350,758	—	—	45,350,758
India	11,785,976	16,081,401	—	27,867,377
Jersey	7,169,004	—	—	7,169,004
Luxembourg	16,615,228	—	—	16,615,228
United States	19,245,393	—	—	19,245,393
Other Countries	—	249,304,191	—	249,304,191
Short-Term Investments	13,725,798	—	—	13,725,798
Total Investments at Value	$121,061,846	$265,385,592	$—	$386,447,438
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 3.7%
ALS, Ltd.#	237,027	$ 2,234,283
Bellevue Gold, Ltd.†	1,342,895	1,743,480
Brickworks, Ltd.#	11,294	197,125
Charter Hall Group#	208,296	1,705,053
Cochlear, Ltd.	8,460	1,827,833
CSR, Ltd.	46,441	275,476
IPH, Ltd.#	348,064	1,443,333
Liberty Financial Group, Ltd.	265,253	701,618
National Storage REIT	565,267	850,319
Nufarm, Ltd.#	123,635	369,192
Orora, Ltd.#	436,835	599,661
Reliance Worldwide Corp, Ltd.	126,221	408,942
SiteMinder, Ltd.#†	130,470	454,350
Stockland	378,875	1,148,878
Tyro Payments, Ltd.#†	943,556	509,949
Whitehaven Coal, Ltd.	166,645	898,898
		15,368,390
Austria — 1.4%
Addiko Bank AG	45,057	964,004
BAWAG Group AG*	48,101	3,179,308
Fabasoft AG	48,319	1,138,923
Wienerberger AG	12,061	453,054
		5,735,289
Belgium — 0.4%
KBC Ancora	32,078	1,616,643
Bermuda — 0.1%
Seadrill, Ltd.†	6,546	339,541
Brazil — 1.8%
LWSA SA*	228,700	188,591
Odontoprev SA	887,600	1,886,461
TOTVS SA	420,912	2,302,194
Vivara Participacoes SA	221,700	920,425
WEG SA	272,700	1,950,120
		7,247,791
Canada — 3.6%
Advantage Energy, Ltd.†	64,823	551,230
CCL Industries, Inc.	46,713	2,407,710
Colliers International Group, Inc.	12,825	1,438,090
Descartes Systems Group, Inc.†	30,313	2,799,218
EcoSynthetix, Inc.#†	176,478	582,671
Enerplus Corp.#	29,747	604,783
Faraday Copper Corp.†	830,637	499,741
First Quantum Minerals, Ltd.#	35,635	457,808
Hudbay Minerals, Inc.	16,940	165,334
Lightspeed Commerce, Inc.#†	79,306	1,153,109
Lundin Mining Corp.#	107,715	1,238,412
Nuvei Corp.#	20,091	646,930
NuVista Energy, Ltd.#†	39,079	391,665
Parex Resources, Inc.	37,894	621,951
Peyto Exploration & Development Corp.#	15,618	175,208
Stelco Holdings, Inc.	36,390	1,088,269
		14,822,129
Cayman Islands — 0.7%
Kanzhun, Ltd. ADR	19,771	420,134
Minth Group, Ltd.†	258,000	511,701
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Sapiens International Corp. NV	47,056	$ 1,577,317
Zai Lab, Ltd. ADR#†	27,068	481,269
		2,990,421
China — 0.3%
China Datang Corp. Renewable Power Co., Ltd.#	1,673,283	405,265
Shanghai Jinjiang International Hotels Co., Ltd.	231,200	897,516
		1,302,781
Denmark — 1.2%
Ascendis Pharma A/S ADR†	4,444	600,385
Chemometec A/S	45,937	2,455,762
Dfds A/S	21,538	672,026
Zealand Pharma A/S†	12,776	1,197,838
		4,926,011
Finland — 0.4%
Kemira Oyj	55,003	1,304,532
Nokian Renkaat Oyj	28,528	262,384
		1,566,916
France — 4.7%
Air France-KLM†	131,296	1,519,111
Alten SA	10,932	1,402,437
Ayvens SA*	82,993	623,437
Gaztransport Et Technigaz SA	2,896	421,535
Imerys SA	4,985	195,309
Interparfums SA	33,642	1,793,375
JCDecaux SE†	111,036	2,630,205
Kaufman & Broad SA#	27,321	986,108
Lectra#	56,294	1,904,695
Neurones	38,033	1,960,703
Rubis SCA	27,796	989,740
Thermador Groupe#	14,591	1,429,563
Valeo SE	52,754	650,424
Vallourec SACA†	17,973	323,072
Vetoquinol SA	11,026	1,225,377
Vicat SACA	6,927	275,022
Wendel SE	7,922	782,570
		19,112,683
Germany — 6.1%
Aixtron SE	39,351	895,842
Amadeus Fire AG	12,158	1,462,672
Atoss Software SE	4,966	1,254,211
Bertrandt AG	9,978	399,954
Carl Zeiss Meditec AG	41,412	3,805,342
CTS Eventim AG & Co. KGaA	23,733	2,043,009
Fuchs SE (Preference Shares)	38,225	1,838,857
Hensoldt AG	35,318	1,426,326
Hypoport SE†	2,245	713,258
Jenoptik AG	37,832	1,124,796
KION Group AG	9,789	457,811
Knorr-Bremse AG	26,028	1,992,215
Nemetschek SE	12,333	1,118,974
New Work SE	14,504	938,436
Sartorius AG (Preference Shares)	8,165	2,138,859
STRATEC SE	36,268	1,877,713
United Internet AG	64,799	1,535,049
		25,023,324
Guernsey — 0.1%
Sirius Real Estate, Ltd.	412,284	513,565

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 0.9%
Beijing Enterprises Holdings, Ltd.	247,418	$ 870,348
Dah Sing Financial Holdings, Ltd.	864,538	2,540,976
Wharf Holdings, Ltd.	75,000	222,917
		3,634,241
Iceland — 0.7%
Embla Medical HF#†	183,250	754,735
Marel HF*#	635,665	2,260,690
		3,015,425
India — 1.4%
AIA Engineering, Ltd.	21,020	924,949
Ashok Leyland, Ltd.	155,620	416,773
Britannia Industries, Ltd.†	21,028	1,307,170
Coforge, Ltd.	29,678	1,773,456
Triveni Turbine, Ltd.	187,608	1,333,505
		5,755,853
Indonesia — 0.2%
Selamat Sempurna Tbk PT	8,938,300	990,151
Ireland — 0.6%
ICON PLC†	7,154	2,323,762
Israel — 1.8%
Fiverr International, Ltd.#†	38,327	966,990
Melisron, Ltd.	13,165	873,551
NICE, Ltd. ADR#†	15,257	2,800,728
Wix.com, Ltd.†	16,313	2,628,024
		7,269,293
Italy — 5.1%
Banca Mediolanum SpA	59,032	679,200
Banca Monte dei Paschi di Siena SpA	202,579	1,094,605
BFF Bank SpA*#	101,259	1,010,171
BPER Banca SpA	100,269	541,196
Brunello Cucinelli SpA#	12,292	1,239,107
Buzzi SpA#	13,838	584,566
De' Longhi SpA#	40,189	1,415,347
DiaSorin SpA#	44,160	4,766,426
Eurogroup Laminations SpA#	76,857	357,772
Interpump Group SpA#	39,939	1,881,072
Italgas SpA#	172,956	924,536
Recordati Industria Chimica e Farmaceutica SpA#	39,602	2,089,670
Saipem SpA†	110,748	275,077
Stevanato Group SpA#	23,800	483,616
Technoprobe SpA#†	213,221	2,133,785
Tinexta SpA#	75,492	1,523,195
		20,999,341
Japan — 24.6%
ABC-Mart, Inc.	63,404	1,219,815
ADEKA Corp.	11,500	247,182
Air Water, Inc.	31,000	458,344
Amada Co., Ltd.	42,300	477,828
Ariake Japan Co., Ltd.	67,300	2,269,291
As One Corp.	87,400	1,385,991
Asics Corp.	21,400	1,188,237
ASKUL Corp.	74,300	1,051,383
Azbil Corp.	92,100	2,545,368
BayCurrent Consulting, Inc.	14,345	292,537
Canon Marketing Japan, Inc.	15,000	423,119
Casio Computer Co., Ltd.	74,500	560,341
Comforia Residential REIT, Inc.	566	1,156,307
Security Description	Shares or Principal Amount	Value

Japan (continued)
COMSYS Holdings Corp.	17,500	$ 350,774
Daicel Corp.	23,800	242,476
Daifuku Co., Ltd.	62,700	1,098,919
Daito Trust Construction Co., Ltd.	12,892	1,365,936
Denka Co., Ltd.	7,600	107,415
Disco Corp.	4,900	1,927,648
DMG Mori Co., Ltd.	16,200	461,596
Ebara Corp.	9,900	724,634
en Japan, Inc.	57,700	983,962
EXEO Group, Inc.	33,000	339,025
FP Corp.	30,200	469,298
Fukui Computer Holdings, Inc.	67,100	949,419
Fukuyama Transporting Co., Ltd.#	14,800	354,678
Funai Soken Holdings, Inc.#	48,500	677,378
GMO Financial Gate, Inc.	9,658	386,317
GMO Payment Gateway, Inc.#	6,620	288,941
Hakuhodo DY Holdings, Inc.#	255,300	2,112,787
Hikari Tsushin, Inc.	9,384	1,539,785
IHI Corp.	17,800	459,706
Inaba Denki Sangyo Co., Ltd.	12,300	304,975
INFRONEER Holdings, Inc.	19,200	166,580
Invincible Investment Corp.	3,137	1,367,382
Japan Airport Terminal Co., Ltd.	21,000	737,736
Japan Elevator Service Holdings Co., Ltd.	131,600	2,384,107
Japan Steel Works, Ltd.	6,900	209,179
JCU Corp.	24,600	580,952
JGC Holdings Corp.	27,600	218,695
JSR Corp.#†	27,900	769,846
Kadokawa Corp.	19,146	396,154
Kansai Paint Co., Ltd.#	22,900	382,163
Katitas Co., Ltd.	100,300	1,022,222
Kawasaki Heavy Industries, Ltd.	19,600	746,423
Kinden Corp.	12,200	259,963
Koito Manufacturing Co., Ltd.	22,600	319,887
Kokuyo Co., Ltd.	30,800	530,825
Kurita Water Industries, Ltd.	8,800	377,073
Kyoto Financial Group, Inc.	105,300	1,889,609
Kyudenko Corp.	8,200	334,289
Kyushu Electric Power Co., Inc.	290,800	3,404,367
Lintec Corp.	9,800	202,768
Lixil Corp.	33,300	365,477
Marui Group Co., Ltd.	119,676	1,789,336
Medikit Co., Ltd.	24,300	439,811
MEITEC Group Holdings, Inc.	127,600	2,549,097
MIRAIT ONE corp	17,500	212,680
MISUMI Group, Inc.	92,800	1,605,133
Mitsubishi Gas Chemical Co., Inc.	18,300	343,764
Miura Co., Ltd.	11,900	245,821
MonotaRO Co., Ltd.#	108,800	1,149,114
Musashi Seimitsu Industry Co., Ltd.	8,515	93,402
NGK Insulators, Ltd.	24,700	331,128
Nifco Inc/Japan	15,528	370,937
Nikon Corp.#	93,100	967,938
Nippon Shokubai Co., Ltd.	18,400	194,012
Niterra Co., Ltd.	4,102	123,653
NOF Corp.	27,100	349,353
NSD Co., Ltd.	85,700	1,608,018
NSK, Ltd.	35,600	174,610
OBIC Business Consultants Co., Ltd.	47,000	1,889,355
Obic Co., Ltd.	31,200	4,043,846
PALTAC Corp.	23,100	608,034
Penta-Ocean Construction Co., Ltd.	34,200	137,497
Persol Holdings Co., Ltd.	515,300	742,084

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rakuten Bank, Ltd.†	72,500	$ 1,332,786
Resonac Holdings Corp.	16,800	367,757
Sansan, Inc.†	42,300	439,296
Sanwa Holdings Corp.	19,600	364,538
SCSK Corp.	82,900	1,578,864
Sega Sammy Holdings, Inc.	125,003	1,758,833
Seria Co., Ltd.	93,900	1,624,224
Shiga Bank, Ltd.	49,400	1,414,839
Shimamura Co., Ltd.	33,709	1,618,689
Shimano, Inc.	14,200	2,325,839
Shin-Etsu Polymer Co., Ltd.	26,400	255,818
Shinko Electric Industries Co., Ltd.	16,200	576,640
SHO-BOND Holdings Co., Ltd.	45,800	1,726,142
Simplex Holdings, Inc.	19,700	339,272
SMS Co., Ltd.	100,600	1,244,471
Sojitz Corp.	26,500	693,140
SRE Holdings Corp.#†	25,700	674,713
Sumitomo Bakelite Co., Ltd.	11,900	329,682
Sumitomo Chemical Co., Ltd.	130,200	269,007
Sumitomo Heavy Industries, Ltd.	17,500	475,435
Sundrug Co., Ltd.	6,500	166,075
Sysmex Corp.	123,200	2,119,537
Taiheiyo Cement Corp.	9,300	232,010
TechnoPro Holdings, Inc.	258,097	4,290,649
Teijin, Ltd.	18,500	180,684
THK Co., Ltd.	19,200	372,592
TKC Corp.	55,200	1,163,532
Tokyo Ohka Kogyo Co., Ltd.	37,500	983,568
Tokyu Fudosan Holdings Corp.	259,024	1,794,328
UBE Corp.	11,900	219,119
Ulvac, Inc.	25,100	1,792,872
USS Co., Ltd.	174,600	1,363,115
Visional, Inc.†	7,772	371,796
Yamaha Corp.	27,368	618,586
Yamazen Corp.	23,900	214,072
Zuken, Inc.	17,100	429,767
		100,778,019
Jersey — 0.9%
JTC PLC*	158,160	1,824,407
Metals Acquisition, Ltd. CDI†	137,622	1,989,927
		3,814,334
Luxembourg — 0.6%
B&M European Value Retail SA	262,912	1,832,515
Subsea 7 SA	27,619	511,677
		2,344,192
Mauritius — 0.1%
MakeMyTrip, Ltd.†	4,047	305,913
Mexico — 0.6%
Corp Inmobiliaria Vesta SAB de CV#	256,143	894,345
Gruma SAB de CV, Class B	59,395	1,156,359
Grupo Traxion SAB de CV*#†	203,100	357,922
		2,408,626
Netherlands — 1.6%
Arcadis NV	11,327	740,206
Corbion NV	9,307	208,643
IMCD NV#	10,387	1,573,849
Immatics NV#†	48,335	533,135
Koninklijke Vopak NV	44,150	1,816,853
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Merus NV†	14,914	$ 794,021
Newamsterdam Pharma Co. NV†	20,336	381,300
Technip Energies NV	23,071	555,452
		6,603,459
New Zealand — 0.1%
Fletcher Building, Ltd.#	112,610	215,385
Norway — 0.9%
Aker ASA, Class A	9,426	562,045
Medistim ASA	37,578	713,302
SmartCraft ASA†	365,299	1,044,782
Storebrand ASA	109,016	1,180,728
		3,500,857
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 1.0%
BOC Aviation, Ltd.*	173,862	1,292,177
ComfortDelGro Corp., Ltd.	270,200	278,584
SATS, Ltd.†	734,821	1,516,066
UOL Group, Ltd.	259,037	1,033,321
		4,120,148
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	46,866	1,178,825
South Africa — 0.3%
Cashbuild, Ltd.	58,767	451,074
Hudaco Industries, Ltd.	63,292	555,389
Thungela Resources, Ltd.#	34,269	246,618
		1,253,081
South Korea — 0.6%
Coway Co., Ltd.	14,596	600,094
Eugene Technology Co., Ltd.	20,733	762,764
NICE Information Service Co., Ltd.	96,705	770,557
Park Systems Corp.	3,973	519,246
		2,652,661
Spain — 0.5%
Almirall SA#	109,969	1,171,817
Fluidra SA#	42,915	1,048,946
		2,220,763
Sweden — 6.7%
AddTech AB	56,769	1,347,060
Billerud Aktiebolag	94,807	954,303
Biotage AB	132,068	2,343,109
Bravida Holding AB*	225,469	1,794,587
Cibus Nordic Real Estate AB publ	61,645	900,759
Epiroc AB, Class A	108,468	2,270,574
Fortnox AB	245,496	1,527,267
Hexpol AB	148,096	1,815,560
Karnov Group AB†	248,063	2,054,420
Lifco AB, Class B	64,757	1,720,542
Loomis AB	50,920	1,417,682
MIPS AB	45,350	1,855,176
Mycronic AB	41,829	1,647,508
Sdiptech AB†	64,714	2,106,156
Surgical Science Sweden AB†	5,377	73,948

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Thule Group AB*	27,793	$ 838,267
Trelleborg AB, Class B	71,847	2,819,735
		27,486,653
Switzerland — 4.9%
Belimo Holding AG	4,227	1,968,566
Bossard Holding AG#	5,145	1,259,647
Forbo Holding AG	1,078	1,315,092
Interroll Holding AG#	445	1,371,275
Kardex Holding AG	6,203	1,715,092
LEM Holding SA	978	1,650,429
Partners Group Holding AG	2,359	3,160,022
Siegfried Holding AG	1,701	1,703,919
Tecan Group AG#	9,463	3,356,504
VZ Holding AG	22,000	2,733,064
		20,233,610
Taiwan — 1.2%
Advantech Co., Ltd.	142,000	1,545,064
ASPEED Technology, Inc.	8,274	934,066
Chroma ATE, Inc.	170,888	1,513,691
Nanya Technology Corp.	441,416	886,142
		4,878,963
United Kingdom — 17.7%
Allfunds Group PLC	118,091	708,192
Alpha Financial Markets Consulting PLC#	287,977	1,504,434
Autolus Therapeutics PLC ADR†	87,474	366,516
Beazley PLC	312,038	2,753,480
Bellway PLC	23,101	793,129
Big Yellow Group PLC	103,152	1,643,262
Britvic PLC	99,012	1,221,454
Bunzl PLC	50,958	1,912,011
ConvaTec Group PLC*	598,465	1,899,212
Croda International PLC	57,606	3,373,087
Deliveroo PLC*†	397,606	695,151
Diploma PLC	34,384	1,806,395
Elementis PLC#	442,175	849,080
Energean PLC#	24,516	375,743
Genus PLC	12,350	283,692
Greggs PLC	70,638	2,642,353
Halma PLC	76,068	2,179,294
Hammerson PLC	5,376,249	1,914,747
Harbour Energy PLC	52,733	223,588
Hill & Smith PLC	57,341	1,508,542
Howden Joinery Group PLC	146,242	1,701,607
IMI PLC	202,052	4,799,715
Immunocore Holdings PLC ADR†	22,113	1,083,095
Inchcape PLC	102,269	1,041,193
Intermediate Capital Group PLC	30,195	902,058
Intertek Group PLC	19,801	1,208,959
Ithaca Energy PLC	125,690	214,446
Marks & Spencer Group PLC	497,806	1,941,975
Ocado Group PLC#†	63,659	308,060
Pennon Group PLC	120,023	950,160
Rathbones Group PLC	80,620	1,781,977
Restore PLC#	472,110	1,600,959
Rightmove PLC	248,901	1,706,973
Rotork PLC	935,931	4,076,217
RS Group PLC	101,992	920,402
Sabre Insurance Group PLC*	492,095	1,059,393
Shaftesbury Capital PLC	1,175,675	2,200,750
Smiths Group PLC	85,875	1,893,114
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Softcat PLC	114,891	$ 2,439,065
Spectris PLC	49,479	2,074,566
Spirax Group PLC	22,037	2,512,765
Synthomer PLC†	100,759	375,610
Tate & Lyle PLC	181,679	1,609,028
Trainline PLC*†	533,716	2,224,895
Verona Pharma PLC ADR†	63,849	770,657
Weir Group PLC	76,414	2,080,620
WH Smith PLC	42,697	628,394
		72,760,015
United States — 0.5%
Bruker Corp.	31,907	2,090,228
Total Common Stocks (cost $362,688,689)		403,399,282
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
United States — 0.6%
iShares MSCI EAFE Small-Cap ETF (cost $2,186,476)	33,969	2,192,019
RIGHTS — 0.0%
Spain — 0.0%
Almirall SA Expires 06/06/2024#† (cost $23,624)	118,145	39,740
Total Long-Term Investment Securities (cost $364,898,789)		405,631,041
SHORT-TERM INVESTMENTS — 5.8%
Unaffiliated Investment Companies — 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4) (cost $23,934,067)	23,934,067	23,934,067
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $1,286,594 and collateralized by $1,585,400 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $1,312,192 (cost $1,286,423)	$ 1,286,423	1,286,423
TOTAL INVESTMENTS (cost $390,119,279)(5)	105.0%	430,851,531
Other assets less liabilities	(5.0)	(20,639,351)
NET ASSETS	100.0%	$410,212,180
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $19,248,208 representing 4.7% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $39,880,656. This was secured by collateral of $23,934,067, which was received in cash and subsequently invested in short-term investments currently valued at $23,934,067 as reported in the Portfolio of Investments. Additional collateral of $18,258,208 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$11,162
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	6,038
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	887,931
United States Treasury Notes/Bonds	0.00% to 6.13%	06/15/2024 to 02/15/2054	17,353,077
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Healthcare-Products	7.2%
Commercial Services	6.9
Machinery-Diversified	6.8
Short-Term Investments	5.8
Software	5.8
Computers	5.0
Electronics	4.0
Banks	4.0
Miscellaneous Manufacturing	3.9
Internet	3.9
Chemicals	3.1
Retail	3.0
Semiconductors	2.9

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
REITS	2.9%
Food	2.9
Distribution/Wholesale	2.6
Diversified Financial Services	2.5
Pharmaceuticals	2.3
Engineering & Construction	2.2
Real Estate	1.9
Building Materials	1.9
Insurance	1.8
Mining	1.4
Leisure Time	1.4
Advertising	1.1
Auto Parts & Equipment	1.1
Machinery-Construction & Mining	1.1
Telecommunications	1.1
Packaging & Containers	1.0
Private Equity	1.0
Oil & Gas	0.9
Home Furnishings	0.9
Electric	0.9
Metal Fabricate/Hardware	0.8
Biotechnology	0.7
Healthcare-Services	0.6
Unaffiliated Investment Companies	0.6
Pipelines	0.5
Entertainment	0.5
Transportation	0.5
Gas	0.4
Cosmetics/Personal Care	0.4
Home Builders	0.4
Airlines	0.4
Hand/Machine Tools	0.4
Iron/Steel	0.4
Environmental Control	0.3
Investment Companies	0.3
Repurchase Agreements	0.3
Beverages	0.3
Aerospace/Defense	0.3
Apparel	0.3
Coal	0.3
Water	0.2
Lodging	0.2
Oil & Gas Services	0.2
Electrical Components & Equipment	0.1
Office/Business Equipment	0.1
Auto Manufacturers	0.1
Media	0.1
Agriculture	0.1
105.0%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$339,541	$—	$—	$339,541
Brazil	7,247,791	—	—	7,247,791
Canada	14,822,129	—	—	14,822,129
Cayman Islands	2,478,720	511,701	—	2,990,421
Denmark	600,385	4,325,626	—	4,926,011
Ireland	2,323,762	—	—	2,323,762
Israel	6,395,742	873,551	—	7,269,293
Italy	483,616	20,515,725	—	20,999,341
Mauritius	305,913	—	—	305,913
Mexico	2,408,626	—	—	2,408,626
Netherlands	1,708,456	4,895,003	—	6,603,459
Russia	—	—	0	0
United Kingdom	2,220,268	70,539,747	—	72,760,015
United States	2,090,228	—	—	2,090,228
Other Countries	—	258,312,752	—	258,312,752
Unaffiliated Investment Companies	2,192,019	—	—	2,192,019
Rights	39,740	—	—	39,740
Short-Term Investments	23,934,067	—	—	23,934,067
Repurchase Agreements	—	1,286,423	—	1,286,423
Total Investments at Value	$69,591,003	$361,260,528	$0	$430,851,531
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.9%
Australia — 5.5%
Ampol, Ltd.	34,269	$ 792,028
APA Group	109,780	604,753
ASX, Ltd.	8,252	343,913
Aurizon Holdings, Ltd.	175,178	430,006
BlueScope Steel, Ltd.	73,277	1,034,419
Brambles, Ltd.	74,556	708,598
Cochlear, Ltd.	3,468	749,282
Computershare, Ltd.	26,606	470,595
CSL, Ltd.	17,972	3,372,016
Dexus	41,210	187,970
Goodman Group	58,366	1,315,849
GPT Group	90,203	254,669
Macquarie Group, Ltd.	15,949	2,041,394
Mineral Resources, Ltd.	13,213	641,019
Mirvac Group	88,325	116,680
Northern Star Resources, Ltd.	95,241	904,316
Origin Energy, Ltd.	39,771	270,701
Pilbara Minerals, Ltd.	181,289	458,629
QBE Insurance Group, Ltd.	54,012	641,080
Ramsay Health Care, Ltd.	13,683	432,997
Scentre Group	254,265	540,051
Sonic Healthcare, Ltd.	46,939	765,970
South32, Ltd.	428,537	1,135,948
Stockland	125,282	379,898
Suncorp Group, Ltd.	64,547	688,036
Telstra Group, Ltd.	282,759	656,083
Transurban Group	193,001	1,610,895
Vicinity, Ltd.	243,057	319,260
Washington H. Soul Pattinson & Co., Ltd.	53,469	1,108,636
Westpac Banking Corp.	132,106	2,303,164
WiseTech Global, Ltd.	4,706	306,023
Woodside Energy Group, Ltd.	116,116	2,150,994
		27,735,872
Austria — 0.6%
Erste Group Bank AG	14,104	692,983
OMV AG	24,613	1,239,911
Verbund AG	2,370	195,563
voestalpine AG	36,200	1,063,115
		3,191,572
Belgium — 0.7%
Ageas SA	3,735	186,058
D'ieteren Group	2,435	532,088
Elia Group SA	1,177	120,052
Groupe Bruxelles Lambert NV	11,917	914,532
KBC Group NV	14,759	1,078,387
Sofina SA	394	96,024
Syensqo SA	5,299	529,708
Umicore SA	7,268	144,153
		3,601,002
Bermuda — 0.1%
Aegon, Ltd.	56,420	366,059
CK Infrastructure Holdings, Ltd.	12,000	69,308
Hongkong Land Holdings, Ltd.	19,900	67,417
		502,784
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	150,808	596,826
ESR Group, Ltd.*	89,400	126,135
Futu Holdings, Ltd. ADR†	1,665	125,108
HKT Trust & HKT, Ltd.	190,000	221,338
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Sea, Ltd. ADR†	6,920	$ 467,238
SITC International Holdings Co., Ltd.	44,000	112,922
WH Group, Ltd.*	949,500	647,609
Wharf Real Estate Investment Co., Ltd.	80,000	232,677
		2,529,853
Denmark — 3.9%
AP Moller-Maersk A/S, Series B	190	346,646
Coloplast A/S, Class B	2,660	319,727
Demant A/S†	3,797	183,042
DSV A/S	7,572	1,166,277
Genmab A/S†	2,693	758,805
Novo Nordisk A/S, Class B	101,518	13,727,159
Novonesis (Novozymes), Class B	12,002	713,594
Orsted A/S*†	5,503	337,079
Pandora A/S	5,429	892,760
Vestas Wind Systems A/S†	30,336	854,765
		19,299,854
Finland — 0.8%
Elisa Oyj	2,792	129,341
Kesko Oyj, Class B	9,061	165,324
Kone Oyj, Class B	7,737	395,342
Neste Oyj	22,650	472,930
Nokia Oyj	199,833	780,026
Orion Oyj, Class B	19,053	775,286
Sampo Oyj, Class A	14,827	636,766
UPM-Kymmene Oyj	23,537	902,715
		4,257,730
France — 9.2%
Accor SA	7,458	322,312
Aeroports de Paris SA	2,265	325,138
Air Liquide SA	26,577	5,227,434
Alstom SA	7,971	157,884
Amundi SA*	3,249	251,208
AXA SA	125,186	4,516,441
BioMerieux	1,473	156,410
Bouygues SA	30,806	1,209,242
Bureau Veritas SA	8,176	247,563
Capgemini SE	7,726	1,565,517
Carrefour SA	53,032	864,758
Cie Generale des Etablissements Michelin SCA	48,572	1,962,191
Covivio SA	2,965	154,566
Credit Agricole SA	98,591	1,608,071
Dassault Systemes SE	32,056	1,305,500
Edenred SE	15,446	724,721
Eiffage SA	10,976	1,213,162
EssilorLuxottica SA	16,045	3,589,814
Eurazeo SE	4,129	348,994
Gecina SA	2,282	245,962
Getlink SE	33,593	594,010
Hermes International SCA	1,895	4,491,051
Ipsen SA	7,508	986,114
Klepierre SA	15,021	434,333
Legrand SA	7,797	842,845
Publicis Groupe SA	13,261	1,491,682
Sartorius Stedim Biotech	1,434	286,682
Schneider Electric SE	20,337	5,090,837
Sodexo SA	7,263	676,042
Veolia Environnement SA	24,111	805,707
Vinci SA	28,924	3,623,852

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vivendi SE	26,488	$ 291,169
Worldline SA*†	9,271	124,250
		45,735,462
Germany — 7.7%
Bayerische Motoren Werke AG	32,572	3,296,166
Bayerische Motoren Werke AG (Preference Shares)	7,268	698,261
Beiersdorf AG	15,175	2,376,352
Brenntag SE	3,506	251,922
Carl Zeiss Meditec AG	1,179	108,338
Commerzbank AG	49,330	832,407
Continental AG	6,169	416,889
Covestro AG*†	7,745	415,301
Daimler Truck Holding AG	18,417	785,627
Deutsche Boerse AG	8,526	1,693,558
Deutsche Post AG	12,860	539,738
Evonik Industries AG	10,739	235,061
GEA Group AG	6,478	269,141
Hannover Rueck SE	3,473	859,447
Henkel AG & Co. KGaA	20,715	1,657,826
Henkel AG & Co. KGaA (Preference Shares)	16,643	1,504,005
Infineon Technologies AG	46,853	1,870,618
Knorr-Bremse AG	1,645	125,910
Merck KGaA	10,379	1,875,682
Muenchener Rueckversicherungs-Gesellschaft AG	6,969	3,467,247
Nemetschek SE	2,166	196,521
Puma SE	8,092	419,445
SAP SE	38,181	6,879,548
Sartorius AG (Preference Shares)	1,031	270,075
Siemens AG	25,358	4,856,979
Siemens Healthineers AG*	20,081	1,163,335
Symrise AG	5,541	656,735
Vonovia SE	23,400	732,263
Zalando SE*†	6,180	163,933
		38,618,330
Hong Kong — 1.9%
AIA Group, Ltd.	407,200	3,164,952
BOC Hong Kong Holdings, Ltd.	184,500	579,046
Hang Lung Properties, Ltd.	75,000	68,790
Hang Seng Bank, Ltd.	32,100	447,223
Henderson Land Development Co., Ltd.	130,503	407,459
Hong Kong & China Gas Co., Ltd.	590,252	459,275
Hong Kong Exchanges & Clearing, Ltd.	37,900	1,281,924
Link REIT	67,460	283,570
MTR Corp., Ltd.	175,500	596,682
Power Assets Holdings, Ltd.	64,000	355,542
Sun Hung Kai Properties, Ltd.	74,500	719,449
Swire Pacific, Ltd., Class A	45,500	396,384
Swire Properties, Ltd.	78,800	144,935
Techtronic Industries Co., Ltd.	45,500	561,112
		9,466,343
Ireland — 1.0%
CRH PLC	36,173	2,851,410
DCC PLC	7,346	535,207
James Hardie Industries PLC†	8,921	281,019
Kerry Group PLC, Class A	14,326	1,209,252
Smurfit Kappa Group PLC	5,162	252,238
		5,129,126
Israel — 0.7%
Bank Hapoalim BM	66,919	616,954
Security Description	Shares or Principal Amount	Value

Israel (continued)
Bank Leumi Le-Israel BM	90,689	$ 756,580
Check Point Software Technologies, Ltd.†	1,847	277,973
CyberArk Software, Ltd.†	579	132,736
ICL Group, Ltd.	43,254	204,294
Israel Discount Bank, Ltd., Class A	57,926	298,985
Mizrahi Tefahot Bank, Ltd.	11,712	428,645
Nice, Ltd.†	2,560	469,555
Wix.com, Ltd.†	1,386	223,285
		3,409,007
Italy — 2.7%
Amplifon SpA	6,487	239,840
Assicurazioni Generali SpA	112,490	2,893,380
DiaSorin SpA	1,255	135,459
FinecoBank Banca Fineco SpA	21,030	339,192
Infrastrutture Wireless Italiane SpA*	48,251	528,613
Intesa Sanpaolo SpA	438,334	1,727,977
Mediobanca Banca di Credito Finanziario SpA	81,957	1,299,041
Moncler SpA	19,454	1,298,607
Nexi SpA*†	11,460	76,162
Poste Italiane SpA*	65,033	893,631
Prysmian SpA	4,146	273,279
Recordati Industria Chimica e Farmaceutica SpA	26,864	1,417,527
Snam SpA	279,780	1,325,485
Terna - Rete Elettrica Nazionale	111,052	935,249
		13,383,442
Japan — 21.7%
Advantest Corp.	15,200	503,958
Aeon Co., Ltd.	37,700	812,727
Aisin Corp.	5,600	208,347
Ajinomoto Co., Inc.	29,400	1,050,594
ANA Holdings, Inc.	9,100	173,037
Asahi Kasei Corp.	21,300	139,575
Astellas Pharma, Inc.	136,500	1,345,169
Bandai Namco Holdings, Inc.	11,400	208,582
Bridgestone Corp.	29,600	1,289,890
Canon, Inc.	48,800	1,429,601
Central Japan Railway Co.	44,600	995,597
Chiba Bank, Ltd.	11,600	110,481
Chubu Electric Power Co., Inc.	4,900	67,661
Chugai Pharmaceutical Co., Ltd.	41,800	1,274,354
Dai-ichi Life Holdings, Inc.	41,100	1,102,681
Daiichi Sankyo Co., Ltd.	76,000	2,697,558
Denso Corp.	91,300	1,480,155
East Japan Railway Co.	44,600	774,901
Eisai Co., Ltd.	15,200	652,672
ENEOS Holdings, Inc.	519,800	2,686,727
FANUC Corp.	33,900	947,966
Fast Retailing Co., Ltd.	6,400	1,642,675
FUJIFILM Holdings Corp.	43,900	988,940
Fujitsu, Ltd.	42,600	614,571
Hankyu Hanshin Holdings, Inc.	11,600	304,897
Hitachi, Ltd.	37,700	3,887,106
Hoya Corp.	11,600	1,411,903
Idemitsu Kosan Co., Ltd.	172,900	1,183,163
Inpex Corp.	89,400	1,379,645
Isuzu Motors, Ltd.	59,200	790,989
ITOCHU Corp.	36,700	1,733,378
Japan Airlines Co., Ltd.	5,400	90,789
JFE Holdings, Inc.	86,100	1,303,791
Kajima Corp.	32,800	555,733
Kao Corp.	25,100	1,100,616

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KDDI Corp.	74,900	$ 2,080,232
Keyence Corp.	6,400	2,887,600
Kintetsu Group Holdings Co., Ltd.	4,300	91,525
Komatsu, Ltd.	37,300	1,098,265
Kubota Corp.	38,900	550,995
Kyocera Corp.	36,100	410,950
Kyowa Kirin Co., Ltd.	38,900	660,636
Lasertec Corp.	800	204,085
M3, Inc.	11,100	107,928
Marubeni Corp.	79,500	1,554,125
MEIJI Holdings Co., Ltd.	23,800	532,271
Mitsubishi Chemical Group Corp.	86,900	459,937
Mitsubishi Corp.	169,300	3,566,169
Mitsubishi Electric Corp.	47,300	821,878
Mitsubishi Estate Co., Ltd.	54,800	922,647
Mitsui Fudosan Co., Ltd.	115,300	1,060,126
Mizuho Financial Group, Inc.	121,900	2,496,617
MS&AD Insurance Group Holdings, Inc.	57,000	1,190,614
Murata Manufacturing Co., Ltd.	64,100	1,212,737
Nexon Co., Ltd.	12,200	210,183
NIDEC Corp.	7,800	389,971
Nintendo Co., Ltd.	42,200	2,302,495
Nippon Express Holdings, Inc.	3,700	182,401
Nippon Paint Holdings Co., Ltd.	17,500	117,919
Nippon Yusen KK	16,300	516,490
Nissin Foods Holdings Co., Ltd.	22,500	568,118
Nitori Holdings Co., Ltd.	1,200	132,740
NTT Data Group Corp.	18,000	276,768
Obayashi Corp.	24,000	279,922
Odakyu Electric Railway Co., Ltd.	8,200	86,115
Ono Pharmaceutical Co., Ltd.	43,100	624,670
Oriental Land Co., Ltd.	39,200	1,094,787
ORIX Corp.	55,100	1,213,742
Osaka Gas Co., Ltd.	41,000	933,268
Otsuka Holdings Co., Ltd.	32,500	1,336,107
Pan Pacific International Holdings Corp.	20,200	523,107
Panasonic Holdings Corp.	28,800	253,932
Rakuten Group, Inc.†	11,700	61,342
Recruit Holdings Co., Ltd.	38,900	1,974,566
Renesas Electronics Corp.	18,900	355,103
Resona Holdings, Inc.	95,700	660,950
Secom Co., Ltd.	5,600	348,706
Sekisui House, Ltd.	16,100	362,269
Seven & i Holdings Co., Ltd.	34,700	447,344
SG Holdings Co., Ltd.	6,800	68,855
Shimano, Inc.	2,300	376,720
Shin-Etsu Chemical Co., Ltd.	80,800	3,008,840
Shionogi & Co., Ltd.	18,500	833,508
Shiseido Co., Ltd.	18,700	594,060
Shizuoka Financial Group, Inc.	6,700	69,266
SMC Corp.	1,500	754,512
SoftBank Corp.	101,800	1,222,259
SoftBank Group Corp.	36,700	2,124,302
Sony Group Corp.	41,400	3,402,392
Subaru Corp.	54,800	1,223,116
Sumitomo Corp.	55,800	1,440,949
Sumitomo Electric Industries, Ltd.	62,900	1,020,215
Sumitomo Metal Mining Co., Ltd.	9,700	318,133
Sumitomo Mitsui Financial Group, Inc.	64,700	4,242,138
Sumitomo Realty & Development Co., Ltd.	4,300	133,984
Suntory Beverage & Food, Ltd.	24,900	915,113
Suzuki Motor Corp.	100,500	1,194,465
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sysmex Corp.	8,200	$ 141,073
TDK Corp.	5,700	287,296
Terumo Corp.	45,000	767,176
Tobu Railway Co., Ltd.	400	7,085
Tokio Marine Holdings, Inc.	70,900	2,458,835
Tokyo Electron, Ltd.	13,200	2,846,832
Tokyo Gas Co., Ltd.	36,300	812,567
Tokyu Corp.	19,800	232,185
Toppan Holdings, Inc.	600	15,566
Toray Industries, Inc.	61,300	308,935
TOTO, Ltd.	800	19,952
Toyota Industries Corp.	7,200	679,815
Unicharm Corp.	25,800	834,649
West Japan Railway Co.	21,800	434,805
Yakult Honsha Co., Ltd.	23,000	418,924
Yamaha Motor Co., Ltd.	111,900	1,093,254
		108,404,557
Jersey — 0.2%
WPP PLC	110,985	1,163,697
Luxembourg — 0.4%
Eurofins Scientific SE	3,440	208,095
Tenaris SA	104,463	1,717,681
		1,925,776
Netherlands — 7.6%
ABN AMRO Bank NV CVA*	29,367	502,268
Adyen NV*†	697	907,363
AerCap Holdings NV	2,934	272,011
Akzo Nobel NV	10,862	757,624
Argenx SE†	1,997	740,484
ASM International NV	888	626,322
ASML Holding NV	13,422	12,867,411
EXOR NV	11,715	1,318,210
Ferrari NV	9,498	3,905,527
Ferrovial SE	45,805	1,812,937
ING Groep NV	162,839	2,918,758
JDE Peet's NV	33,914	747,274
Koninklijke Ahold Delhaize NV	66,868	2,075,319
Koninklijke KPN NV	320,461	1,197,689
NN Group NV	20,651	962,840
Prosus NV	62,189	2,279,828
QIAGEN NV	11,045	471,246
STMicroelectronics NV	27,063	1,128,863
Universal Music Group NV	24,109	754,152
Wolters Kluwer NV	9,626	1,535,604
		37,781,730
New Zealand — 0.4%
Auckland International Airport, Ltd.	92,992	445,860
Fisher & Paykel Healthcare Corp., Ltd.	19,158	347,950
Mercury NZ, Ltd.	24,036	98,634
Meridian Energy, Ltd.	45,880	190,398
Spark New Zealand, Ltd.	190,272	487,927
Xero, Ltd.†	3,014	273,678
		1,844,447
Norway — 0.9%
Aker BP ASA	27,835	718,517
DNB Bank ASA	15,604	305,147
Equinor ASA	69,499	2,019,738
Mowi ASA	27,884	500,727
Orkla ASA	58,806	470,160

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	28,132	$ 328,902
Yara International ASA	5,783	179,160
		4,522,351
Portugal — 0.8%
EDP - Energias de Portugal SA	272,359	1,109,897
Galp Energia SGPS SA	91,162	1,921,100
Jeronimo Martins SGPS SA	37,592	842,002
		3,872,999
Singapore — 1.1%
DBS Group Holdings, Ltd.	84,590	2,257,525
Keppel, Ltd.	43,600	217,902
Oversea-Chinese Banking Corp., Ltd.	158,600	1,712,332
Seatrium, Ltd.†	41,611	54,277
United Overseas Bank, Ltd.	45,000	1,030,186
		5,272,222
Spain — 1.4%
Aena SME SA*	8,295	1,623,967
Amadeus IT Group SA	20,831	1,483,027
CaixaBank SA	67,833	390,897
Cellnex Telecom SA*	19,326	707,230
Enagas SA	43,128	660,126
Grifols SA†	21,717	220,629
Industria de Diseno Textil SA	21,150	1,007,550
Redeia Corp. SA	49,130	885,708
		6,979,134
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,322	467,796
Sweden — 2.8%
Assa Abloy AB, Class B	22,414	658,091
Atlas Copco AB, Class A	96,653	1,857,074
Boliden AB	27,742	965,612
Epiroc AB, Class B	31,684	595,772
EQT AB	4,490	137,775
Essity AB, Class B	48,800	1,254,517
Hexagon AB, Class B	56,124	618,485
Industrivarden AB, Class A	1,779	63,529
Industrivarden AB, Class C	4,364	153,780
Investor AB, Class B	145,069	3,943,662
Sandvik AB	43,651	963,104
Skandinaviska Enskilda Banken AB, Class A	90,544	1,293,168
Svenska Cellulosa AB SCA, Class B	7,724	118,220
Svenska Handelsbanken AB, Class A	81,107	759,809
Volvo AB, Class A	28,169	767,311
Volvo Car AB†	28,853	97,149
		14,247,058
Switzerland — 10.6%
ABB, Ltd.	103,892	5,695,321
Adecco Group AG	9,623	366,425
Alcon, Inc.	22,647	2,027,788
Bachem Holding AG	1,519	136,572
Baloise Holding AG	6,630	1,148,534
Coca-Cola HBC AG	60,870	2,066,983
DSM-Firmenich AG	8,730	1,013,089
EMS-Chemie Holding AG	1,396	1,152,858
Geberit AG	2,533	1,562,557
Givaudan SA	591	2,778,356
Julius Baer Group, Ltd.	19,742	1,186,311
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Kuehne + Nagel International AG	3,727	$ 1,055,532
Logitech International SA	9,967	999,673
Lonza Group AG	3,332	1,817,428
Novartis AG	60,224	6,227,787
Partners Group Holding AG	1,462	1,958,437
Sandoz Group AG	6,981	248,898
Schindler Holding AG	312	78,869
Schindler Holding AG (Participation Certificate)	4,868	1,269,245
SGS SA	11,169	1,045,644
SIG Group AG	20,282	421,870
Sika AG	8,294	2,513,626
Sonova Holding AG	3,401	1,075,870
Straumann Holding AG	6,596	857,467
Swatch Group AG	5,817	1,251,348
Swiss Life Holding AG	2,422	1,687,799
Swiss Prime Site AG	9,247	857,416
Swiss Re AG	19,928	2,539,046
Swisscom AG	3,584	1,980,296
Temenos AG	3,561	229,360
VAT Group AG*	1,000	548,389
Zurich Insurance Group AG	9,695	5,094,953
		52,893,747
United Kingdom — 12.6%
3i Group PLC	79,569	2,935,633
Abrdn PLC	167,476	332,500
Admiral Group PLC	9,049	313,818
Antofagasta PLC	78,038	2,208,858
Ashtead Group PLC	22,037	1,622,691
AstraZeneca PLC	46,804	7,278,072
Auto Trader Group PLC*	38,098	400,651
Aviva PLC	322,043	1,982,160
Barratt Developments PLC	90,817	589,734
Berkeley Group Holdings PLC	15,453	1,041,755
Bunzl PLC	39,094	1,466,858
Burberry Group PLC	65,505	867,428
Coca-Cola Europacific Partners PLC	28,567	2,105,674
Compass Group PLC	120,228	3,377,178
Croda International PLC	10,733	628,465
Halma PLC	28,955	829,540
Hargreaves Lansdown PLC	25,141	338,890
Hikma Pharmaceuticals PLC	26,718	659,961
Informa PLC	106,378	1,159,463
InterContinental Hotels Group PLC	24,573	2,492,975
Intertek Group PLC	15,496	946,115
JD Sports Fashion PLC	206,449	341,684
Kingfisher PLC	266,039	899,612
Land Securities Group PLC	90,431	759,756
Legal & General Group PLC	413,283	1,327,386
London Stock Exchange Group PLC	18,602	2,182,633
M&G PLC	205,213	522,770
Mondi PLC	54,438	1,087,032
National Grid PLC	255,819	2,916,876
Ocado Group PLC†	26,847	129,918
Pearson PLC	62,366	758,942
Persimmon PLC	20,402	380,403
Phoenix Group Holdings PLC	117,935	750,901
Prudential PLC	107,773	1,037,401
RELX PLC	95,799	4,201,798
Rentokil Initial PLC	179,985	957,298
Sage Group PLC	53,604	700,296
Schroders PLC	123,284	619,121
Segro PLC	84,580	986,620

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	85,615	$ 1,085,412
Smiths Group PLC	66,669	1,469,718
Spirax Group PLC	5,217	594,868
SSE PLC	91,576	2,057,683
Standard Chartered PLC	179,797	1,800,555
Taylor Wimpey PLC	336,707	638,348
Whitbread PLC	28,752	1,091,493
		62,876,943
Total Common Stocks (cost $383,634,859)		479,112,834
RIGHTS — 0.1%
France — 0.0%
Alstom SA Expires 06/11/2024†	7,971	8,548
United Kingdom — 0.1%
National Grid PLC Expires 06/10/2024†	74,613	186,396
Total Rights (cost $0)		194,944
Total Long-Term Investment Securities (cost $383,634,859)		479,307,778
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
5.25%, 06/06/2024(1) (cost $1,498,907)	$1,500,000	1,499,344
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $6,407,121 and collateralized by $6,477,400 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $6,534,563 (cost $6,406,267)	$6,406,267	$ 6,406,267
TOTAL INVESTMENTS (cost $391,540,033)(2)	97.6%	487,213,389
Other assets less liabilities	2.4	12,234,468
NET ASSETS	100.0%	$499,447,857
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $9,417,124 representing 1.9% of net assets.
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
140	Long	MSCI EAFE Index	June 2024	$16,223,183	$16,591,400	$368,217
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Pharmaceuticals	8.7%
Insurance	7.8
Banks	7.5
Semiconductors	4.1
Chemicals	3.5
Commercial Services	3.4
Oil & Gas	3.0
Healthcare-Products	2.8
Auto Manufacturers	2.6
Engineering & Construction	2.5
Telecommunications	2.3
Electronics	2.3
Food	2.1
Software	2.0
Diversified Financial Services	2.0
Electric	2.0
Retail	1.9
Machinery-Diversified	1.9
Transportation	1.8
Distribution/Wholesale	1.8
Investment Companies	1.5
Mining	1.5

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	1.5%
Building Materials	1.5
Auto Parts & Equipment	1.4
REITS	1.4
Miscellaneous Manufacturing	1.3
Repurchase Agreements	1.3
Real Estate	1.2
Cosmetics/Personal Care	1.2
Electrical Components & Equipment	1.2
Apparel	1.2
Beverages	1.1
Private Equity	1.1
Biotechnology	1.0
Food Service	0.8
Iron/Steel	0.8
Lodging	0.8
Computers	0.8
Media	0.8
Home Furnishings	0.8
Internet	0.7
Healthcare-Services	0.7
Gas	0.7
Household Products/Wares	0.6
Home Builders	0.6
Advertising	0.5
Metal Fabricate/Hardware	0.5
Toys/Games/Hobbies	0.5
Forest Products & Paper	0.4
Hand/Machine Tools	0.4
Entertainment	0.3
Short-Term Investments	0.3
Leisure Time	0.3
Office/Business Equipment	0.3
Energy-Alternate Sources	0.2
Water	0.2
Pipelines	0.1
Packaging & Containers	0.1
97.6%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$592,346	$1,937,507	$—	$2,529,853
Israel	633,994	2,775,013	—	3,409,007
Netherlands	272,011	37,509,719	—	37,781,730
United Kingdom	2,105,674	60,771,269	—	62,876,943
Other Countries	—	372,515,301	—	372,515,301
Rights	194,944	—	—	194,944
Short-Term Investments	—	1,499,344	—	1,499,344
Repurchase Agreements	—	6,406,267	—	6,406,267
Total Investments at Value	$3,798,969	$483,414,420	$—	$487,213,389
Other Financial Instruments:†
Futures Contracts	$368,217	$—	$—	$368,217
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Australia — 1.7%
Northern Star Resources, Ltd.	444,476	$ 4,220,310
Transurban Group	472,995	3,947,882
		8,168,192
Bermuda — 0.5%
BW LPG, Ltd.*	7,906	167,286
Liberty Global, Ltd., Class C†	126,773	2,164,015
		2,331,301
Canada — 2.6%
Cameco Corp.	64,432	3,576,620
Energy Fuels, Inc.†	241,512	1,690,584
Nutrien, Ltd.	15,666	918,184
Pan American Silver Corp.	66,204	1,456,488
Teck Resources, Ltd., Class B	29,154	1,517,466
Vermilion Energy, Inc.	234,341	2,901,142
		12,060,484
Cayman Islands — 0.6%
WH Group, Ltd.*	4,408,500	3,006,830
Denmark — 0.8%
Novo Nordisk A/S, Class B	27,402	3,705,270
Finland — 1.1%
UPM-Kymmene Oyj	136,685	5,242,279
France — 17.3%
AXA SA	176,717	6,375,568
BNP Paribas SA	200,914	14,932,700
Cie Generale des Etablissements Michelin SCA	55,271	2,232,815
Eiffage SA	22,730	2,512,316
Engie SA	324,542	5,505,373
Gecina SA	38,190	4,116,248
LVMH Moet Hennessy Louis Vuitton SE	8,167	6,562,944
Sanofi SA	102,686	10,033,487
Schneider Electric SE	16,415	4,109,067
Societe Generale SA	212,445	6,391,312
TotalEnergies SE	121,137	8,844,489
Vinci SA	64,507	8,082,003
Worldline SA*†	123,617	1,656,716
		81,355,038
Germany — 3.4%
Deutsche Telekom AG	201,101	4,874,260
Duerr AG	58,280	1,483,442
E.ON SE	231,708	3,089,579
Fresenius Medical Care AG	40,369	1,717,568
KION Group AG	32,000	1,496,573
Mercedes-Benz Group AG	24,275	1,750,580
Merck KGaA	8,714	1,574,785
		15,986,787
Greece — 0.7%
Piraeus Financial Holdings SA†	798,130	3,134,489
Guernsey — 0.6%
Burford Capital, Ltd.	187,916	2,713,507
Hong Kong — 0.2%
Guangdong Investment, Ltd.	1,822,000	1,034,670
Ireland — 2.8%
Bank of Ireland Group PLC	337,064	3,886,215
DCC PLC	54,323	3,957,808
Flutter Entertainment PLC†	5,424	1,045,506
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Jazz Pharmaceuticals PLC†	23,612	$ 2,485,163
Smurfit Kappa Group PLC	34,164	1,669,403
		13,044,095
Israel — 1.5%
Bank Hapoalim BM	200,953	1,852,670
Bezeq The Israeli Telecommunication Corp., Ltd.	955,011	1,154,960
Check Point Software Technologies, Ltd.†	27,810	4,185,405
		7,193,035
Italy — 2.2%
Enel SpA	745,299	5,406,192
UniCredit SpA	119,653	4,759,409
		10,165,601
Japan — 17.1%
Dai-ichi Life Holdings, Inc.	124,000	3,326,823
Daiwabo Holdings Co, Ltd.	163,700	2,890,008
ITOCHU Corp.	78,600	3,712,357
Kinden Corp.	87,600	1,866,622
Macnica Fuji Electronics Holdings, Inc.	59,800	2,455,002
Marubeni Corp.	168,000	3,284,189
MatsukiyoCocokara & Co.	142,300	2,010,324
Mebuki Financial Group, Inc.	547,600	2,206,630
ORIX Corp.	576,800	12,705,738
Sankyo Co., Ltd.	347,000	3,382,907
Sanwa Holdings Corp.	100,500	1,869,185
Shimamura Co., Ltd.	67,900	3,260,523
Ship Healthcare Holdings, Inc.	95,300	1,405,413
Sumitomo Corp.	51,100	1,319,579
Sumitomo Mitsui Financial Group, Inc.	232,600	15,250,715
Sundrug Co., Ltd.	49,300	1,259,614
Takeda Pharmaceutical Co., Ltd.	240,700	6,399,950
Takuma Co., Ltd.	57,700	637,975
Tokyo Electron, Ltd.	18,700	4,033,012
Tokyo Tatemono Co., Ltd.	67,000	1,093,578
Toppan Holdings, Inc.	136,600	3,543,896
Toyota Motor Corp.	109,600	2,379,667
		80,293,707
Jersey — 2.4%
Arcadium Lithium PLC†	162,267	718,843
Ferguson PLC	25,559	5,242,196
TP ICAP Group PLC	1,056,995	2,963,439
WPP PLC	218,946	2,295,686
		11,220,164
Netherlands — 5.8%
ASR Nederland NV	94,855	4,587,721
ING Groep NV	272,448	4,883,412
Koninklijke Ahold Delhaize NV	422,525	13,113,510
Koninklijke KPN NV	1,272,759	4,756,803
		27,341,446
Norway — 0.5%
Leroy Seafood Group ASA	567,163	2,482,918
Singapore — 2.7%
DBS Group Holdings, Ltd.	199,700	5,329,562
Singapore Exchange, Ltd.	592,500	4,190,169
Venture Corp., Ltd.	310,200	3,217,906
		12,737,637
South Africa — 0.1%
Impala Platinum Holdings, Ltd.	114,579	583,105

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	355,753	$ 3,871,291
Banco Santander SA	1,228,922	6,490,241
Iberdrola SA	706,324	9,316,240
		19,677,772
Switzerland — 6.5%
DSM-Firmenich AG	45,387	5,267,019
Nestle SA	57,343	6,071,493
Novartis AG	44,990	4,652,433
Roche Holding AG	7,994	2,047,500
Swiss Re AG	29,891	3,808,442
Zurich Insurance Group AG	16,132	8,477,750
		30,324,637
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	295,000	7,445,653
United Kingdom — 21.0%
AstraZeneca PLC	67,038	10,424,481
AstraZeneca PLC ADR	23,185	1,808,894
BP PLC	1,458,042	9,132,414
BT Group PLC	1,714,489	2,862,905
Coca-Cola Europacific Partners PLC	116,065	8,555,151
Crest Nicholson Holdings plc	110,016	333,231
D.S. Smith PLC	1,024,689	5,023,016
Diversified Energy Co. PLC	131,657	1,978,331
HSBC Holdings PLC	916,438	8,211,620
Imperial Brands PLC	153,974	3,822,049
JD Sports Fashion PLC	1,494,996	2,474,299
John Wood Group PLC†	135,460	306,490
Just Group PLC	2,009,946	2,683,087
National Grid PLC	540,819	6,166,478
Rio Tinto PLC	130,337	9,154,538
Shell PLC	530,949	19,157,128
Unilever PLC	87,445	4,791,308
Vodafone Group PLC	2,112,949	2,055,498
		98,940,918
United States — 0.0%
Sage Therapeutics, Inc.†	2,917	32,408
Total Common Stocks (cost $439,266,080)		460,221,943
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE Value ETF (cost $310,260)	5,797	$ 326,197
RIGHTS — 0.1%
United Kingdom — 0.1%
National Grid PLC Expires 06/10/2024† (cost $0)	157,738	394,056
Total Long-Term Investment Securities (cost $439,576,340)		460,942,196
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
Allspring Government Money Market Fund, Institutional Shares Class 5.18%(1)	1,059,031	1,059,031
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(1)	3,562,657	3,562,657
Total Short-Term Investments (cost $4,621,688)		4,621,688
TOTAL INVESTMENTS (cost $444,198,028)(2)	99.1%	465,563,884
Other assets less liabilities	0.9	4,456,412
NET ASSETS	100.0%	$470,020,296
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At May 31, 2024, the aggregate value of these securities was $4,830,832 representing 1.0% of net assets.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	4,193,276	CHF	3,769,000	06/27/2024	$ —	$ (5,484)
	USD	692,918	NOK	7,326,000	06/27/2024	5,439	—
						5,439	(5,484)
Goldman Sachs International	USD	3,500,355	GBP	2,760,000	06/27/2024	16,978	—
	USD	3,988,542	NZD	6,514,000	06/27/2024	15,627	—
						32,605	—
HSBC Bank PLC	CAD	9,189,000	USD	6,759,222	06/27/2024	14,028	—
	EUR	3,423,000	USD	3,729,271	06/27/2024	11,434	—
	JPY	826,268,000	USD	5,367,555	06/27/2024	95,198	—
	USD	932,659	DKK	6,382,000	06/27/2024	—	(3,087)
						120,660	(3,087)
Morgan Stanley & Co. International PLC	SEK	4,914,000	USD	460,842	06/27/2024	—	(6,624)
State Street Bank & Trust Company	JPY	72,550,000	USD	462,087	06/27/2024	—	(850)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SEK	9,982,000	USD	929,995	06/27/2024	$ —	$ (19,586)
	SGD	4,690,000	USD	3,492,160	06/27/2024	17,355	—
	USD	10,773,390	AUD	16,083,000	06/27/2024	—	(65,408)
	USD	3,984,125	SEK	42,401,000	06/27/2024	49,456	—
						66,811	(85,844)
Wells Fargo Bank, N.A.	EUR	427,000	USD	462,189	06/27/2024	—	(1,590)
	USD	692,488	AUD	1,046,000	06/27/2024	3,933	—
	USD	697,024	EUR	643,000	06/27/2024	1,361	—
						5,294	(1,590)
Unrealized Appreciation (Depreciation)						$230,809	$(102,629)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	17.2%
Oil & Gas	9.8
Pharmaceuticals	9.5
Electric	6.5
Insurance	6.2
Food	5.2
Diversified Financial Services	4.8
Mining	4.8
Telecommunications	3.2
Distribution/Wholesale	3.2
Engineering & Construction	2.8
Semiconductors	2.5
Commercial Services	1.9
Retail	1.9
Beverages	1.8
Forest Products & Paper	1.5
Chemicals	1.5
Apparel	1.4
Electronics	1.2
Packaging & Containers	1.1
Cosmetics/Personal Care	1.0
Short-Term Investments	1.0
Entertainment	0.9
Computers	0.9
Auto Manufacturers	0.9
REITS	0.9
Electrical Components & Equipment	0.9
Agriculture	0.8
Machinery-Diversified	0.6
Advertising	0.5
Auto Parts & Equipment	0.5
Media	0.5
Building Materials	0.4
Healthcare-Services	0.4
Coal	0.3
Real Estate	0.2
Water	0.2

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Industry Allocation*(continued)
Home Builders	0.1%
Unaffiliated Investment Companies	0.1
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,164,015	$167,286	$—	$2,331,301
Canada	12,060,484	—	—	12,060,484
Guernsey	2,713,507	—	—	2,713,507
Ireland	2,485,163	10,558,932	—	13,044,095
Israel	4,185,405	3,007,630	—	7,193,035
Jersey	718,843	10,501,321	—	11,220,164
United Kingdom	10,364,045	88,576,873	—	98,940,918
United States	32,408	—	—	32,408
Other Countries	—	312,686,031	—	312,686,031
Unaffiliated Investment Companies	326,197	—	—	326,197
Rights	394,056	—	—	394,056
Short-Term Investments	4,621,688	—	—	4,621,688
Total Investments at Value	$40,065,811	$425,498,073	$—	$465,563,884
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$230,809	$—	$230,809
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$102,629	$—	$102,629
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	8,939	$ 7,183,318
NIKE, Inc., Class B	112,776	10,719,359
		17,902,677
Auto Parts & Equipment — 1.1%
Aptiv PLC†	85,938	7,155,198
Beverages — 1.5%
PepsiCo, Inc.	55,741	9,637,619
Chemicals — 1.1%
Sherwin-Williams Co.	22,461	6,823,652
Commercial Services — 4.2%
Equifax, Inc.	6,248	1,445,725
Gartner, Inc.†	19,490	8,179,368
Moody's Corp.	25,822	10,251,076
TransUnion	57,673	4,147,842
Verisk Analytics, Inc.	9,243	2,336,445
		26,360,456
Computers — 8.1%
Accenture PLC, Class A	60,752	17,149,682
Apple, Inc.	175,245	33,690,851
		50,840,533
Cosmetics/Personal Care — 1.3%
Estee Lauder Cos., Inc., Class A	63,423	7,823,861
Diversified Financial Services — 7.5%
Brookfield Asset Management, Ltd., Class A	129,663	5,089,673
Charles Schwab Corp.	94,034	6,890,811
Mastercard, Inc., Class A	17,099	7,644,450
Visa, Inc., Class A	101,423	27,633,711
		47,258,645
Electric — 0.6%
CMS Energy Corp.	56,268	3,540,945
Electrical Components & Equipment — 2.5%
Eaton Corp. PLC	29,263	9,740,190
Schneider Electric SE	23,853	5,970,976
		15,711,166
Electronics — 5.7%
Amphenol Corp., Class A	90,763	12,014,299
Hubbell, Inc.	24,990	9,718,361
Mettler-Toledo International, Inc.†	4,013	5,634,613
TE Connectivity, Ltd.	56,846	8,509,846
		35,877,119
Environmental Control — 0.6%
Veralto Corp.	37,656	3,712,128
Food — 1.3%
McCormick & Co., Inc.	111,699	8,066,902
Healthcare-Products — 8.2%
Agilent Technologies, Inc.	99,129	12,927,413
Boston Scientific Corp.†	139,362	10,531,586
Danaher Corp.	24,612	6,320,362
STERIS PLC	54,124	12,063,157
Stryker Corp.	7,772	2,650,951
Thermo Fisher Scientific, Inc.	12,917	7,336,598
		51,830,067
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.6%
ICON PLC†	31,662	$ 10,284,451
Household Products/Wares — 2.4%
Church & Dwight Co., Inc.	142,178	15,214,468
Insurance — 3.3%
Aon PLC, Class A	46,626	13,131,747
Marsh & McLennan Cos., Inc.	36,276	7,530,172
		20,661,919
Internet — 7.7%
Alphabet, Inc., Class A	214,729	37,040,753
Tencent Holdings, Ltd.	239,900	11,128,899
		48,169,652
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	24,647	4,944,188
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	78,316	7,768,947
Media — 1.0%
Walt Disney Co.	57,997	6,026,468
Pharmaceuticals — 1.4%
Becton Dickinson & Co.	38,132	8,845,480
REITS — 1.6%
American Tower Corp.	52,538	10,283,788
Retail — 3.9%
Ross Stores, Inc.	82,585	11,542,080
Starbucks Corp.	61,803	4,957,837
TJX Cos., Inc.	80,785	8,328,933
		24,828,850
Semiconductors — 9.2%
Analog Devices, Inc.	45,436	10,654,288
NVIDIA Corp.	27,740	30,412,194
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	83,432	12,601,569
Texas Instruments, Inc.	23,282	4,540,223
		58,208,274
Software — 18.0%
Adobe, Inc.†	11,517	5,122,301
Electronic Arts, Inc.	32,737	4,350,092
Fiserv, Inc.†	62,943	9,426,344
Microsoft Corp.	211,797	87,923,289
Salesforce, Inc.	27,050	6,341,602
		113,163,628
Transportation — 1.1%
Canadian Pacific Kansas City, Ltd.	90,246	7,161,923
Total Long-Term Investment Securities (cost $456,159,719)		628,103,004

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal Home Loan Bank
5.21%, 06/03/2024 (cost $2,814,186)	$2,815,000	$ 2,813,776
TOTAL INVESTMENTS (cost $458,973,905)(1)	100.1%	630,916,780
Other assets less liabilities	(0.1)	(698,614)
NET ASSETS	100.0%	$630,218,166
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$10,719,359	$7,183,318	$—	$17,902,677
Electrical Components & Equipment	9,740,190	5,970,976	—	15,711,166
Internet	37,040,753	11,128,899	—	48,169,652
Other Industries	546,319,509	—	—	546,319,509
Short-Term Investments	—	2,813,776	—	2,813,776
Total Investments at Value	$603,819,811	$27,096,969	$—	$630,916,780
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	42,750	$ 12,090,555
Hexcel Corp.	94,337	6,496,989
		18,587,544
Agriculture — 0.2%
Darling Ingredients, Inc.†	178,340	7,204,936
Apparel — 1.4%
Capri Holdings, Ltd.†	130,309	4,502,176
Carter's, Inc.	41,167	2,815,823
Columbia Sportswear Co.	38,556	3,301,165
Crocs, Inc.†	67,708	10,538,073
PVH Corp.	66,669	8,000,947
Skechers USA, Inc., Class A†	149,346	10,666,291
Under Armour, Inc., Class A†	211,061	1,517,528
Under Armour, Inc., Class C#†	213,323	1,484,728
		42,826,731
Auto Parts & Equipment — 1.3%
Adient PLC†	102,004	2,880,593
Autoliv, Inc.	82,224	10,489,316
Gentex Corp.	260,752	9,126,320
Goodyear Tire & Rubber Co.†	316,977	3,901,987
Lear Corp.	63,758	7,992,065
Visteon Corp.†	31,090	3,462,493
		37,852,774
Banks — 5.1%
Associated Banc-Corp	166,274	3,561,589
Bank OZK	117,620	4,925,926
Cadence Bank	204,201	5,829,939
Columbia Banking System, Inc.	233,176	4,495,633
Commerce Bancshares, Inc.	132,426	7,368,183
Cullen/Frost Bankers, Inc.	71,772	7,290,600
East West Bancorp, Inc.	157,544	11,688,189
First Financial Bankshares, Inc.	143,581	4,304,558
First Horizon Corp.	624,647	9,894,408
FNB Corp.	401,133	5,523,601
Glacier Bancorp, Inc.	123,954	4,633,401
Hancock Whitney Corp.	96,308	4,500,473
Home BancShares, Inc.	209,515	4,927,793
International Bancshares Corp.	59,662	3,390,591
Old National Bancorp	350,354	5,987,550
Pinnacle Financial Partners, Inc.	85,023	6,760,179
Prosperity Bancshares, Inc.	104,772	6,527,296
SouthState Corp.	84,965	6,568,644
Synovus Financial Corp.	163,483	6,488,640
Texas Capital Bancshares, Inc.†	52,807	3,183,206
UMB Financial Corp.	48,827	4,025,298
United Bankshares, Inc.	150,484	4,881,701
Valley National Bancorp	476,756	3,399,270
Webster Financial Corp.	192,302	8,503,594
Wintrust Financial Corp.	68,455	6,750,348
Zions Bancorp NA	165,615	7,152,912
		152,563,522
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	10,520	3,299,808
Celsius Holdings, Inc.†	165,753	13,256,925
Coca-Cola Consolidated, Inc.	5,239	5,139,669
		21,696,402
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.#†	138,504	$ 3,178,667
Cytokinetics, Inc.†	120,573	5,848,996
Exelixis, Inc.†	338,938	7,351,565
Halozyme Therapeutics, Inc.†	147,672	6,540,393
Roivant Sciences, Ltd.#†	377,454	3,910,424
Sarepta Therapeutics, Inc.†	104,576	13,580,239
United Therapeutics Corp.†	52,534	14,453,679
		54,863,963
Building Materials — 3.5%
AAON, Inc.	75,383	5,657,494
Eagle Materials, Inc.	38,512	8,949,804
Fortune Brands Innovations, Inc.	140,961	9,875,727
Knife River Corp.†	63,235	4,471,347
Lennox International, Inc.	35,799	17,992,577
Louisiana-Pacific Corp.	71,750	6,578,040
MDU Resources Group, Inc.	227,646	5,745,785
Owens Corning	99,353	17,989,848
Simpson Manufacturing Co., Inc.	47,704	7,915,048
Trex Co., Inc.†	121,398	10,498,499
UFP Industries, Inc.	69,100	8,256,068
		103,930,237
Chemicals — 2.3%
Arcadium Lithium PLC#†	1,152,594	5,105,992
Ashland, Inc.	56,001	5,609,620
Avient Corp.	101,909	4,553,294
Axalta Coating Systems, Ltd.†	246,030	8,756,208
Cabot Corp.	61,967	6,339,224
Chemours Co.	165,938	4,118,581
NewMarket Corp.	7,719	4,130,205
Olin Corp.	134,371	7,223,785
RPM International, Inc.	144,066	16,149,799
Westlake Corp.	35,813	5,750,135
		67,736,843
Commercial Services — 3.3%
Avis Budget Group, Inc.	20,651	2,348,638
Brink's Co.	50,362	5,199,373
Euronet Worldwide, Inc.†	48,981	5,710,205
FTI Consulting, Inc.†	38,932	8,362,594
Graham Holdings Co., Class B	4,002	3,011,225
Grand Canyon Education, Inc.†	33,042	4,707,163
GXO Logistics, Inc.†	132,980	6,679,585
H&R Block, Inc.	155,970	7,742,351
Hertz Global Holdings, Inc.#†	146,698	639,603
Insperity, Inc.	39,601	3,751,007
ManpowerGroup, Inc.	54,564	4,071,566
Morningstar, Inc.	29,118	8,393,264
Paylocity Holding Corp.†	48,488	6,893,539
Progyny, Inc.†	93,206	2,511,902
R1 RCM, Inc.†	220,309	2,833,174
Service Corp. International	165,164	11,835,652
Valvoline, Inc.†	144,934	5,884,320
WEX, Inc.†	47,776	8,949,400
		99,524,561
Computers — 3.0%
ASGN, Inc.†	52,765	4,955,161
CACI International, Inc., Class A†	24,913	10,575,070
Crane NXT Co.#	53,970	3,411,983
ExlService Holdings, Inc.†	184,366	5,505,169
Genpact, Ltd.	184,603	6,102,975
KBR, Inc.	150,921	9,909,473

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Kyndryl Holdings, Inc.†	257,231	$ 6,844,917
Lumentum Holdings, Inc.†	75,346	3,277,551
Maximus, Inc.	68,227	5,874,345
Pure Storage, Inc., Class A†	332,031	20,018,149
Qualys, Inc.†	41,122	5,782,576
Science Applications International Corp.	58,200	7,836,630
		90,093,999
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	420,296	4,354,267
e.l.f. Beauty, Inc.†	62,050	11,597,765
		15,952,032
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	190,690	10,976,116
Watsco, Inc.	34,965	16,604,879
WESCO International, Inc.	49,104	8,813,677
		36,394,672
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	37,795	6,145,467
Ally Financial, Inc.	303,472	11,826,304
Evercore, Inc., Class A	38,745	7,862,910
Federated Hermes, Inc.	91,341	3,029,781
Houlihan Lokey, Inc.	58,263	7,885,897
Interactive Brokers Group, Inc., Class A	119,632	15,040,135
Janus Henderson Group PLC	148,151	4,963,058
Jefferies Financial Group, Inc.	189,538	8,817,308
SEI Investments Co.	111,449	7,546,212
SLM Corp.	246,272	5,284,997
Stifel Financial Corp.	114,021	9,230,000
Voya Financial, Inc.	115,143	8,730,142
Western Union Co.	391,822	5,015,322
		101,377,533
Electric — 1.3%
ALLETE, Inc.	64,254	4,057,640
Black Hills Corp.	76,008	4,290,652
IDACORP, Inc.	56,582	5,401,883
Northwestern Energy Group, Inc.	68,462	3,557,285
OGE Energy Corp.	223,900	8,127,570
Ormat Technologies, Inc.	60,049	4,527,695
PNM Resources, Inc.	95,955	3,678,915
Portland General Electric Co.	113,045	5,037,285
		38,678,925
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	34,115	8,856,595
Belden, Inc.	46,596	4,458,771
EnerSys	45,181	4,872,319
Littelfuse, Inc.	27,839	7,143,488
Novanta, Inc.†	40,032	6,491,589
Universal Display Corp.	48,706	8,557,644
		40,380,406
Electronics — 2.6%
Arrow Electronics, Inc.†	60,155	7,898,953
Avnet, Inc.	101,017	5,515,528
Coherent Corp.†	147,648	8,424,795
nVent Electric PLC	185,472	15,093,711
Sensata Technologies Holding PLC	169,200	6,991,344
TD SYNNEX Corp.	86,876	11,366,856
Vishay Intertechnology, Inc.	141,121	3,334,689
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vontier Corp.	172,522	$ 6,897,430
Woodward, Inc.	67,407	12,571,406
		78,094,712
Engineering & Construction — 2.8%
AECOM	152,061	13,281,008
Arcosa, Inc.	1	88
Comfort Systems USA, Inc.	39,809	13,031,078
EMCOR Group, Inc.	52,590	20,439,629
Exponent, Inc.	56,590	5,382,841
Fluor Corp.†	190,461	8,266,007
MasTec, Inc.†	67,571	7,584,845
TopBuild Corp.†	35,331	14,766,592
		82,752,088
Entertainment — 1.4%
Churchill Downs, Inc.	75,884	9,826,978
Light & Wonder, Inc.#†	100,663	9,611,303
Marriott Vacations Worldwide Corp.#	36,925	3,333,220
Penn Entertainment, Inc.#†	166,555	2,914,712
TKO Group Holdings, Inc.	66,969	7,304,309
Vail Resorts, Inc.	42,443	8,009,843
		41,000,365
Environmental Control — 1.0%
Clean Harbors, Inc.†	56,230	12,178,855
Stericycle, Inc.†	103,431	5,330,834
Tetra Tech, Inc.	59,769	12,521,008
		30,030,697
Food — 2.1%
Flowers Foods, Inc.	214,769	4,986,936
Grocery Outlet Holding Corp.†	110,973	2,440,296
Ingredion, Inc.	72,887	8,570,053
Lancaster Colony Corp.	22,763	4,222,537
Performance Food Group Co.†	173,929	12,105,458
Pilgrim's Pride Corp.†	45,000	1,616,850
Post Holdings, Inc.†	56,303	6,000,211
Sprouts Farmers Market, Inc.†	113,534	8,966,915
US Foods Holding Corp.†	252,850	13,358,066
		62,267,322
Food Service — 0.3%
Aramark	293,396	9,432,681
Gas — 1.0%
National Fuel Gas Co.	102,990	5,886,909
New Jersey Resources Corp.	109,894	4,775,993
ONE Gas, Inc.	61,991	3,820,505
Southwest Gas Holdings, Inc.	67,161	5,211,022
Spire, Inc.	61,465	3,767,190
UGI Corp.	234,256	5,964,158
		29,425,777
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	63,944	12,556,044
MSA Safety, Inc.	41,309	7,435,620
Regal Rexnord Corp.	74,117	11,083,456
		31,075,120
Healthcare-Products — 2.6%
Azenta, Inc.†	62,339	3,148,743
Bruker Corp.	103,668	6,791,291
Dentsply Sirona, Inc.	236,837	6,633,804
Enovis Corp.†	55,538	2,791,895

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	191,719	$ 3,711,680
Globus Medical, Inc., Class A#†	128,964	8,654,774
Haemonetics Corp.†	56,773	4,773,474
Integra LifeSciences Holdings Corp.†	76,031	2,349,358
Lantheus Holdings, Inc.†	76,564	6,265,232
LivaNova PLC†	60,223	3,677,819
Masimo Corp.†	49,620	6,177,690
Neogen Corp.†	220,262	2,896,445
Penumbra, Inc.†	43,147	8,175,062
QuidelOrtho Corp.†	55,276	2,442,647
Repligen Corp.†	58,046	8,654,078
		77,143,992
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	103,088	7,101,732
Amedisys, Inc.†	36,480	3,325,152
Chemed Corp.	16,838	9,334,482
Encompass Health Corp.	112,059	9,680,777
HealthEquity, Inc.†	95,917	7,834,501
Medpace Holdings, Inc.†	26,068	10,071,111
Sotera Health Co.#†	139,015	1,554,188
Tenet Healthcare Corp.†	113,524	15,350,715
		64,252,658
Home Builders — 1.1%
KB Home	82,153	5,800,002
Taylor Morrison Home Corp.†	120,117	6,946,366
Thor Industries, Inc.#	59,610	5,915,696
Toll Brothers, Inc.	116,584	14,181,278
		32,843,342
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	66,506	5,387,651
Leggett & Platt, Inc.	149,127	1,729,873
Tempur Sealy International, Inc.	192,585	9,891,166
Whirlpool Corp.	61,485	5,719,949
		22,728,639
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	26,546	2,837,236
Housewares — 0.1%
Scotts Miracle-Gro Co.#	46,898	3,268,322
Insurance — 5.5%
American Financial Group, Inc.	72,927	9,473,947
Brighthouse Financial, Inc.†	71,775	3,194,705
CNO Financial Group, Inc.	122,297	3,508,701
Equitable Holdings, Inc.	350,764	14,553,198
Erie Indemnity Co., Class A	27,882	10,105,273
Essent Group, Ltd.	119,165	6,756,655
Fidelity National Financial, Inc.	289,031	14,555,601
First American Financial Corp.	115,345	6,410,875
Hanover Insurance Group, Inc.	40,021	5,279,971
Kemper Corp.	67,592	4,044,705
Kinsale Capital Group, Inc.	24,610	9,440,888
MGIC Investment Corp.	304,620	6,397,020
Old Republic International Corp.	291,492	9,263,616
Primerica, Inc.	39,164	8,846,756
Reinsurance Group of America, Inc.	73,676	15,457,225
RenaissanceRe Holdings, Ltd.	58,907	13,422,549
RLI Corp.	44,898	6,554,210
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	67,791	$ 6,617,080
Unum Group	203,229	10,945,914
		164,828,889
Internet — 0.8%
GoDaddy, Inc., Class A†	157,427	21,981,532
Ziff Davis, Inc.†	51,406	2,961,500
		24,943,032
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.†	557,034	9,625,548
Commercial Metals Co.	130,110	7,327,795
Reliance, Inc.	64,247	19,324,213
United States Steel Corp.	250,106	9,591,565
		45,869,121
Leisure Time — 0.9%
Brunswick Corp.	76,926	6,348,703
Harley-Davidson, Inc.	141,677	5,083,371
Planet Fitness, Inc., Class A†	95,512	6,078,383
Polaris, Inc.	59,342	4,960,991
YETI Holdings, Inc.†	97,093	3,955,569
		26,427,017
Lodging — 0.9%
Boyd Gaming Corp.	77,673	4,141,524
Choice Hotels International, Inc.	27,630	3,127,440
Hilton Grand Vacations, Inc.†	79,671	3,292,802
Hyatt Hotels Corp., Class A	49,435	7,290,179
Travel & Leisure Co.	80,958	3,557,295
Wyndham Hotels & Resorts, Inc.	92,743	6,562,495
		27,971,735
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	102,302	9,425,083
Oshkosh Corp.	73,126	8,316,620
Terex Corp.	74,899	4,469,224
		22,210,927
Machinery-Diversified — 3.1%
AGCO Corp.	69,478	7,457,074
Applied Industrial Technologies, Inc.	43,228	8,343,004
Chart Industries, Inc.#†	46,940	7,370,988
Cognex Corp.	192,436	8,759,687
Crane Co.	54,622	8,143,048
Esab Corp.	63,334	6,512,002
Flowserve Corp.	146,677	7,289,847
Graco, Inc.	188,687	15,236,475
Middleby Corp.†	59,923	7,724,674
Toro Co.	116,706	9,358,654
Watts Water Technologies, Inc., Class A	30,594	6,092,183
		92,287,636
Media — 0.6%
New York Times Co., Class A	182,917	9,365,350
Nexstar Media Group, Inc.	36,035	5,970,639
TEGNA, Inc.#	220,190	3,283,033
		18,619,022
Metal Fabricate/Hardware — 1.2%
Advanced Drainage Systems, Inc.	76,355	13,246,829
RBC Bearings, Inc.#†	32,407	9,569,139

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Timken Co.	72,559	$ 6,304,651
Valmont Industries, Inc.	23,354	5,871,196
		34,991,815
Mining — 0.7%
Alcoa Corp.	199,514	8,832,485
MP Materials Corp.#†	161,010	2,611,582
Royal Gold, Inc.	73,437	9,413,889
		20,857,956
Miscellaneous Manufacturing — 1.5%
Carlisle Cos., Inc.	54,282	22,705,618
Donaldson Co., Inc.	134,300	9,895,224
ITT, Inc.	91,779	12,195,593
		44,796,435
Oil & Gas — 4.5%
Antero Resources Corp.†	315,818	11,252,595
Chesapeake Energy Corp.#	124,282	11,300,962
Chord Energy Corp.	69,048	12,802,190
Civitas Resources, Inc.	103,829	7,637,661
CNX Resources Corp.†	169,687	4,462,768
HF Sinclair Corp.	174,388	9,631,449
Matador Resources Co.	123,858	7,858,790
Murphy Oil Corp.	162,168	6,939,169
Ovintiv, Inc.	282,468	14,595,122
PBF Energy, Inc., Class A	121,581	5,632,848
Permian Resources Corp.	572,588	9,384,717
Range Resources Corp.	269,754	9,956,620
Southwestern Energy Co.†	1,231,133	9,270,432
Valaris, Ltd.†	70,081	5,424,270
Weatherford International PLC†	80,842	9,728,526
		135,878,119
Oil & Gas Services — 0.5%
ChampionX Corp.	213,629	6,968,578
NOV, Inc.	440,369	8,287,745
		15,256,323
Packaging & Containers — 1.8%
AptarGroup, Inc.	73,799	10,899,374
Berry Global Group, Inc.	129,564	7,758,292
Crown Holdings, Inc.	133,813	11,265,717
Graphic Packaging Holding Co.	342,135	9,689,263
Greif, Inc., Class A	28,477	1,849,296
Silgan Holdings, Inc.	90,481	4,275,227
Sonoco Products Co.	109,504	6,720,261
		52,457,430
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	146,421	8,517,310
Jazz Pharmaceuticals PLC†	70,379	7,407,390
Neurocrine Biosciences, Inc.†	111,238	15,062,738
Option Care Health, Inc.†	198,014	5,904,777
Perrigo Co. PLC	151,482	4,170,299
		41,062,514
Pipelines — 0.7%
Antero Midstream Corp.	380,750	5,577,988
DT Midstream, Inc.	108,403	7,271,673
Equitrans Midstream Corp.	484,341	6,916,389
		19,766,050
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	241,999	$ 10,396,277
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	53,182	10,746,487
REITS — 7.3%
Agree Realty Corp.	112,150	6,814,234
American Homes 4 Rent, Class A	355,547	12,813,914
Annaly Capital Management, Inc.	559,037	11,013,029
Apartment Income REIT Corp.	161,516	6,258,745
Brixmor Property Group, Inc.	336,035	7,564,148
COPT Defense Properties	125,433	3,094,432
Cousins Properties, Inc.	169,666	3,924,375
CubeSmart	251,370	10,635,465
EastGroup Properties, Inc.	53,323	8,807,893
EPR Properties	84,210	3,455,978
Equity LifeStyle Properties, Inc.	208,405	13,081,582
First Industrial Realty Trust, Inc.	147,869	6,967,587
Gaming & Leisure Properties, Inc.	298,496	13,402,470
Healthcare Realty Trust, Inc.	425,776	6,910,344
Independence Realty Trust, Inc.	250,887	4,189,813
Kilroy Realty Corp.	119,354	4,001,940
Kite Realty Group Trust	245,252	5,375,924
Lamar Advertising Co., Class A	97,903	11,563,323
National Storage Affiliates Trust	86,348	3,158,610
NNN REIT, Inc.	203,987	8,520,537
Omega Healthcare Investors, Inc.	274,199	8,864,854
Park Hotels & Resorts, Inc.	234,740	3,722,976
PotlatchDeltic Corp.	88,722	3,791,091
Rayonier, Inc.	152,501	4,578,080
Rexford Industrial Realty, Inc.	235,594	10,686,544
Sabra Health Care REIT, Inc.	258,479	3,768,624
STAG Industrial, Inc.	202,977	7,116,374
Starwood Property Trust, Inc.#	332,646	6,466,638
Vornado Realty Trust	178,718	4,382,165
WP Carey, Inc.	244,452	13,787,093
		218,718,782
Retail — 6.6%
AutoNation, Inc.†	28,995	4,936,399
BJ's Wholesale Club Holdings, Inc.†	149,106	13,131,766
Burlington Stores, Inc.†	71,478	17,158,294
Casey's General Stores, Inc.	41,484	13,763,562
Dick's Sporting Goods, Inc.	65,033	14,804,112
FirstCash Holdings, Inc.	41,349	4,875,874
Five Below, Inc.†	61,700	8,522,621
Floor & Decor Holdings, Inc., Class A#†	119,134	13,921,999
GameStop Corp., Class A†	300,273	6,948,317
Gap, Inc.	240,441	6,963,171
Lithia Motors, Inc.	30,764	7,787,599
Macy's, Inc.	306,385	5,968,380
MSC Industrial Direct Co., Inc., Class A	51,070	4,386,913
Murphy USA, Inc.	21,197	9,300,184
Nordstrom, Inc.	108,883	2,406,314
Ollie's Bargain Outlet Holdings, Inc.†	68,854	5,675,635
Penske Automotive Group, Inc.	21,790	3,314,259
RH#†	17,109	4,652,450
Texas Roadhouse, Inc.	74,656	12,890,852
Wendy's Co.#	186,767	3,259,084
Williams-Sonoma, Inc.	71,707	21,025,927
Wingstop, Inc.	32,882	12,121,949
		197,815,661
Savings & Loans — 0.1%
New York Community Bancorp, Inc.#	807,193	2,655,665

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.6%
Allegro MicroSystems, Inc.†	79,882	$ 2,407,643
Amkor Technology, Inc.	115,391	3,760,593
Cirrus Logic, Inc.†	60,294	6,915,722
IPG Photonics Corp.†	33,047	2,866,166
Lattice Semiconductor Corp.†	154,301	11,455,306
MACOM Technology Solutions Holdings, Inc.†	61,228	6,192,600
MKS Instruments, Inc.	70,276	8,896,239
Onto Innovation, Inc.†	54,868	11,889,895
Power Integrations, Inc.	63,561	4,831,272
Rambus, Inc.†	120,184	6,641,368
Silicon Laboratories, Inc.†	35,657	4,498,844
Synaptics, Inc.†	43,937	4,117,336
Wolfspeed, Inc.#†	140,633	3,614,268
		78,087,252
Software — 2.6%
Appfolio, Inc., Class A†	22,856	5,218,482
Aspen Technology, Inc.†	31,257	6,584,287
Blackbaud, Inc.†	46,958	3,659,907
CommVault Systems, Inc.†	48,809	5,251,116
Concentrix Corp.	52,562	3,223,627
Doximity, Inc., Class A†	136,564	3,786,920
Dropbox, Inc., Class A†	286,384	6,452,232
Duolingo, Inc.†	40,018	7,659,445
Dynatrace, Inc.†	268,025	12,256,783
Manhattan Associates, Inc.†	68,825	15,109,840
Teradata Corp.†	109,330	3,565,251
ZoomInfo Technologies, Inc.†	331,159	4,066,633
		76,834,523
Telecommunications — 0.6%
Ciena Corp.†	162,105	7,808,598
Frontier Communications Parent, Inc.†	247,289	6,592,724
Iridium Communications, Inc.	138,453	4,168,820
		18,570,142
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	394,877	7,024,862
Transportation — 2.0%
Kirby Corp.†	66,067	8,203,539
Knight-Swift Transportation Holdings, Inc.	180,393	8,703,962
Landstar System, Inc.	40,184	7,314,694
Ryder System, Inc.	49,547	6,018,474
Saia, Inc.†	29,679	12,152,957
Werner Enterprises, Inc.	70,925	2,664,652
XPO, Inc.†	129,802	13,886,218
		58,944,496
Trucking & Leasing — 0.2%
GATX Corp.	39,686	5,475,081
Security Description	Shares or Principal Amount	Value

Water — 0.4%
Essential Utilities, Inc.	281,078	$ 10,605,073
Total Long-Term Investment Securities (cost $2,129,269,810)		2,980,916,353
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2)	3,231,946	3,231,946
U.S. Government — 0.1%
United States Treasury Bills
5.21%, 07/23/2024(3)	$2,000,000	1,985,346
Total Short-Term Investments (cost $5,216,895)		5,217,292
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $4,463,253 and collateralized by $4,512,200 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $4,552,010 (cost $4,462,658)	4,462,658	4,462,658
TOTAL INVESTMENTS (cost $2,138,949,363)(4)	100.1%	2,990,596,303
Other assets less liabilities	(0.1)	(2,822,912)
NET ASSETS	100.0%	$2,987,773,391
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $47,190,684. This was secured by collateral of $3,231,946, which was received in cash and subsequently invested in short-term investments currently valued at $3,231,946 as reported in the Portfolio of Investments. Additional collateral of $43,949,017 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$3,172,534
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,716,146
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	812,406
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	38,247,931
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
24	Long	S&P Mid Cap 400 E-Mini Index	June 2024	$7,183,142	$7,180,560	$(2,582)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,980,916,353	$—	$—	$2,980,916,353
Short-Term Investments:
U.S. Government	—	1,985,346	—	1,985,346
Other Short-Term Investments	3,231,946	—	—	3,231,946
Repurchase Agreements	—	4,462,658	—	4,462,658
Total Investments at Value	$2,984,148,299	$6,448,004	$—	$2,990,596,303
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,582	$—	$—	$2,582
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.7%
HEICO Corp.#	54,060	$ 11,988,886
L3Harris Technologies, Inc.	30,630	6,886,543
Leonardo DRS, Inc.†	497,579	11,717,985
		30,593,414
Airlines — 0.5%
Ryanair Holdings PLC ADR	45,576	5,543,865
Apparel — 1.4%
Gildan Activewear, Inc.	145,284	5,560,019
On Holding AG, Class A#†	231,769	9,859,453
		15,419,472
Beverages — 0.9%
Celsius Holdings, Inc.†	123,905	9,909,922
Biotechnology — 2.9%
Argenx SE ADR†	7,715	2,862,419
Corteva, Inc.	87,916	4,918,021
Illumina, Inc.†	16,326	1,702,475
Sarepta Therapeutics, Inc.†	105,670	13,722,306
Viking Therapeutics, Inc.†	140,286	8,734,207
		31,939,428
Building Materials — 0.7%
Builders FirstSource, Inc.†	48,150	7,742,038
Chemicals — 2.0%
Celanese Corp.	29,200	4,439,568
Olin Corp.	155,830	8,377,421
Tronox Holdings PLC#	490,768	9,722,114
		22,539,103
Commercial Services — 4.5%
API Group Corp.†	91,676	3,267,333
Cimpress PLC†	18,259	1,506,550
Global Payments, Inc.	27,537	2,804,643
GXO Logistics, Inc.†	127,416	6,400,106
Quanta Services, Inc.	43,967	12,132,254
RB Global, Inc.	56,327	4,093,846
Rentokil Initial PLC	189,156	1,006,077
Rentokil Initial PLC ADR#	147,679	3,984,379
TransUnion	42,517	3,057,823
UL Solutions, Inc.	20,087	774,755
WEX, Inc.†	58,931	11,038,955
		50,066,721
Computers — 3.5%
Amdocs, Ltd.	102,335	8,084,465
CACI International, Inc., Class A†	32,871	13,953,082
CyberArk Software, Ltd.†	29,451	6,751,642
Zscaler, Inc.†	62,795	10,672,638
		39,461,827
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	37,730	7,052,114
Distribution/Wholesale — 1.9%
Ferguson PLC	101,451	20,872,529
Diversified Financial Services — 7.2%
Ameriprise Financial, Inc.	41,801	18,250,735
Apollo Global Management, Inc.	157,964	18,349,098
Cboe Global Markets, Inc.	12,222	2,114,284
Charles Schwab Corp.	58,882	4,314,873
Interactive Brokers Group, Inc., Class A	123,731	15,555,461
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	23,032	$ 6,591,989
Raymond James Financial, Inc.	40,565	4,979,354
Tradeweb Markets, Inc., Class A	100,158	10,918,223
		81,074,017
Electric — 1.6%
Alliant Energy Corp.	147,855	7,613,054
Ameren Corp.	69,301	5,084,615
DTE Energy Co.	40,312	4,697,557
		17,395,226
Electrical Components & Equipment — 2.1%
AMETEK, Inc.	64,589	10,953,003
Emerson Electric Co.	110,294	12,370,575
		23,323,578
Electronics — 2.6%
Flex, Ltd.†	349,442	11,577,013
Fortive Corp.	80,952	6,026,067
Sensata Technologies Holding PLC	201,988	8,346,144
TE Connectivity, Ltd.	22,001	3,293,550
		29,242,774
Entertainment — 1.5%
Churchill Downs, Inc.	58,249	7,543,246
Entain PLC	268,223	2,334,774
Live Nation Entertainment, Inc.†	68,933	6,461,779
		16,339,799
Environmental Control — 1.8%
Clean Harbors, Inc.†	18,491	4,004,966
Veralto Corp.	45,969	4,531,624
Waste Connections, Inc.	68,075	11,186,084
		19,722,674
Food Service — 0.5%
Aramark	178,281	5,731,734
Healthcare-Products — 11.9%
Avantor, Inc.†	548,906	13,217,657
Boston Scientific Corp.†	401,315	30,327,375
Cooper Cos., Inc.	120,270	11,342,664
Dentsply Sirona, Inc.	98,895	2,770,049
Exact Sciences Corp.†	71,380	3,244,221
ICU Medical, Inc.†	27,997	2,977,201
IDEXX Laboratories, Inc.†	18,427	9,157,298
Inspire Medical Systems, Inc.#†	48,603	7,717,670
Insulet Corp.†	56,465	10,005,033
Natera, Inc.†	133,236	14,193,631
Revvity, Inc.	90,748	9,915,126
STERIS PLC	15,705	3,500,330
Teleflex, Inc.	54,713	11,438,847
Waters Corp.†	11,499	3,552,041
		133,359,143
Healthcare-Services — 2.4%
Catalent, Inc.†	61,386	3,301,953
ICON PLC†	18,456	5,994,878
Tenet Healthcare Corp.†	132,983	17,981,961
		27,278,792
Home Builders — 0.8%
D.R. Horton, Inc.	61,698	9,118,964

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 2.9%
Arthur J. Gallagher & Co.	34,309	$ 8,691,499
Intact Financial Corp.	71,346	11,937,152
Ryan Specialty Holdings, Inc.	48,170	2,674,880
W.R. Berkley Corp.	111,714	9,052,186
		32,355,717
Internet — 2.9%
DoorDash, Inc., Class A†	24,676	2,717,075
GoDaddy, Inc., Class A†	124,664	17,406,834
Palo Alto Networks, Inc.†	30,666	9,043,710
Wayfair, Inc., Class A†	30,875	1,836,754
Ziff Davis, Inc.†	28,871	1,663,258
		32,667,631
Lodging — 0.9%
Las Vegas Sands Corp.	212,985	9,590,714
Machinery-Construction & Mining — 1.4%
Vertiv Holdings Co., Class A	162,445	15,930,981
Machinery-Diversified — 1.9%
Ingersoll Rand, Inc.	66,286	6,167,912
Symbotic, Inc.#†	153,374	6,069,009
Westinghouse Air Brake Technologies Corp.	51,893	8,781,853
		21,018,774
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	14,592	998,239
Liberty Media Corp.-Liberty Formula One, Class C†	113,322	8,401,693
		9,399,932
Mining — 0.5%
Freeport-McMoRan, Inc.	106,100	5,594,653
Miscellaneous Manufacturing — 1.9%
Parker-Hannifin Corp.	22,735	12,084,107
Teledyne Technologies, Inc.†	22,009	8,736,473
		20,820,580
Oil & Gas — 1.8%
Diamondback Energy, Inc.	57,491	11,455,657
Weatherford International PLC†	71,545	8,609,725
		20,065,382
Pharmaceuticals — 2.8%
Ascendis Pharma A/S ADR†	19,329	2,611,348
BellRing Brands, Inc.†	143,100	8,324,127
Dexcom, Inc.†	60,652	7,203,638
McKesson Corp.	19,340	11,015,870
Vaxcyte, Inc.†	37,943	2,666,255
		31,821,238
Pipelines — 1.0%
Cheniere Energy, Inc.	71,805	11,330,111
REITS — 0.5%
Lamar Advertising Co., Class A	52,034	6,145,736
Retail — 6.0%
Academy Sports & Outdoors, Inc.	92,291	5,324,268
Burlington Stores, Inc.†	15,648	3,756,302
CarMax, Inc.†	77,163	5,421,472
Cava Group, Inc.†	179,843	16,644,470
Dollar Tree, Inc.†	25,960	3,061,982
Security Description		Shares or Principal Amount	Value

Retail (continued)
O'Reilly Automotive, Inc.†		9,325	$ 8,982,399
Texas Roadhouse, Inc.		78,410	13,539,055
Wingstop, Inc.		27,331	10,075,573
			66,805,521
Semiconductors — 5.4%
KLA Corp.		5,446	4,136,400
Lam Research Corp.		17,407	16,230,983
Microchip Technology, Inc.		71,817	6,982,767
Monolithic Power Systems, Inc.		17,087	12,569,710
NXP Semiconductors NV		39,864	10,846,995
ON Semiconductor Corp.†		128,256	9,367,818
			60,134,673
Software — 11.0%
ANSYS, Inc.†		22,557	7,160,720
Broadridge Financial Solutions, Inc.		36,633	7,354,807
Constellation Software, Inc.		7,559	21,025,495
Datadog, Inc., Class A†		97,688	10,763,264
Dayforce, Inc.#†		79,701	3,942,011
Dynatrace, Inc.†		50,163	2,293,954
Elastic NV†		95,156	9,900,982
Fidelity National Information Services, Inc.		43,944	3,334,471
HubSpot, Inc.†		20,258	12,378,651
JFrog, Ltd.†		328,445	10,566,076
Monday.com, Ltd.†		7,111	1,606,446
Palantir Technologies, Inc., Class A†		438,141	9,498,897
SentinelOne, Inc., Class A†		351,726	5,919,549
SS&C Technologies Holdings, Inc.		168,048	10,427,378
Synopsys, Inc.†		9,315	5,223,852
Topicus.com, Inc.		20,903	1,794,380
			123,190,933
Telecommunications — 1.3%
Motorola Solutions, Inc.		32,478	11,851,547
NICE, Ltd. ADR#†		12,831	2,355,387
			14,206,934
Transportation — 1.7%
CSX Corp.		174,130	5,876,888
JB Hunt Transport Services, Inc.		52,372	8,418,799
TFI International, Inc.		39,787	5,263,024
			19,558,711
Total Common Stocks (cost $937,634,628)			1,104,365,355
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	6,195	0
Total Long-Term Investment Securities (cost $937,634,628)			1,104,365,355
SHORT-TERM INVESTMENTS — 1.5%
Sovereign — 1.0%
Federal Home Loan Bank
5.21%, 06/03/2024		$11,100,000	11,095,172

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3)	5,628,483	$ 5,628,483
Total Short-Term Investments (cost $16,723,719)		16,723,655
TOTAL INVESTMENTS (cost $954,358,347)(4)	100.2%	1,121,089,010
Other assets less liabilities	(0.2)	(2,291,627)
NET ASSETS	100.0%	$1,118,797,383
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $24,526,935. This was secured by collateral of $5,628,483, which was received in cash and subsequently invested in short-term investments currently valued at $5,628,483 as reported in the Portfolio of Investments. Additional collateral of $19,319,907 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$1,873,059
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,013,209
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	1,252,482
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	15,181,157
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$49,060,644	$1,006,077	$—	$50,066,721
Entertainment	14,005,025	2,334,774	—	16,339,799
Other Industries	1,037,958,835	—	—	1,037,958,835
Warrants	—	0	0	0
Short-Term Investments:
Sovereign	—	11,095,172	—	11,095,172
Other Short-Term Investments	5,628,483	—	—	5,628,483
Total Investments at Value	$1,106,652,987	$14,436,023	$0	$1,121,089,010
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.3%
Taboola.com, Ltd.†	462,015	$ 1,852,680
Aerospace/Defense — 2.4%
Curtiss-Wright Corp.	24,890	7,039,390
Howmet Aerospace, Inc.	74,930	6,342,825
L3Harris Technologies, Inc.	12,768	2,870,629
		16,252,844
Airlines — 0.9%
Alaska Air Group, Inc.†	50,719	2,131,212
Delta Air Lines, Inc.	74,029	3,776,960
		5,908,172
Apparel — 1.4%
Ralph Lauren Corp.	11,658	2,178,647
Skechers USA, Inc., Class A†	42,436	3,030,779
Steven Madden, Ltd.	99,374	4,417,174
		9,626,600
Auto Parts & Equipment — 2.3%
Gentex Corp.	221,485	7,751,975
Goodyear Tire & Rubber Co.†	282,634	3,479,225
Lear Corp.	13,138	1,646,848
Visteon Corp.†	27,962	3,114,128
		15,992,176
Banks — 5.7%
Ameris Bancorp	70,986	3,545,751
Cadence Bank	159,629	4,557,408
Columbia Banking System, Inc.	213,056	4,107,720
East West Bancorp, Inc.	21,454	1,591,672
Fifth Third Bancorp	144,921	5,422,944
First Citizens BancShares, Inc., Class A	1,985	3,371,383
Huntington Bancshares, Inc.	336,198	4,679,876
SouthState Corp.	55,022	4,253,751
Synovus Financial Corp.	108,348	4,300,332
Webster Financial Corp.	74,512	3,294,921
		39,125,758
Beverages — 0.9%
Coca-Cola Europacific Partners PLC	33,836	2,494,052
Constellation Brands, Inc., Class A	14,061	3,518,484
		6,012,536
Biotechnology — 0.3%
Corteva, Inc.	38,323	2,143,789
Building Materials — 2.2%
Boise Cascade Co.	23,522	3,229,335
Builders FirstSource, Inc.†	25,487	4,098,055
Fortune Brands Innovations, Inc.	48,030	3,364,982
Masco Corp.	59,737	4,176,811
		14,869,183
Chemicals — 3.6%
Celanese Corp.	15,422	2,344,761
CF Industries Holdings, Inc.	39,361	3,138,252
DuPont de Nemours, Inc.	25,612	2,104,282
FMC Corp.	56,826	3,463,545
Huntsman Corp.	153,857	3,815,654
Ingevity Corp.†	61,570	3,007,694
Mosaic Co.	50,495	1,561,810
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Olin Corp.	46,599	$ 2,505,162
PPG Industries, Inc.	21,814	2,866,578
		24,807,738
Coal — 0.2%
Teck Resources, Ltd., Class B	22,894	1,191,633
Commercial Services — 1.5%
Equifax, Inc.	10,351	2,395,118
H&R Block, Inc.	42,009	2,085,327
RB Global, Inc.	44,158	3,209,403
Robert Half, Inc.	37,183	2,388,264
		10,078,112
Computers — 3.4%
ASGN, Inc.†	12,978	1,218,764
Check Point Software Technologies, Ltd.†	30,114	4,532,157
Cognizant Technology Solutions Corp., Class A	35,953	2,378,291
Dell Technologies, Inc., Class C	26,931	3,758,490
Leidos Holdings, Inc.	15,312	2,251,630
NetApp, Inc.	15,713	1,892,316
Science Applications International Corp.	54,557	7,346,100
		23,377,748
Distribution/Wholesale — 0.8%
Ferguson PLC	17,183	3,535,231
LKQ Corp.	15,643	673,118
Resideo Technologies, Inc.†	73,460	1,586,736
		5,795,085
Diversified Financial Services — 8.9%
AerCap Holdings NV	35,978	3,335,521
Air Lease Corp.	95,051	4,528,230
Ally Financial, Inc.	65,755	2,562,472
Ameriprise Financial, Inc.	18,796	8,206,522
Ares Management Corp., Class A	18,676	2,617,815
Bread Financial Holdings, Inc.	73,503	3,069,485
Discover Financial Services	12,243	1,501,726
Evercore, Inc., Class A	36,411	7,389,248
LPL Financial Holdings, Inc.	14,881	4,259,091
PRA Group, Inc.†	102,454	2,210,957
Rocket Cos., Inc., Class A#†	120,429	1,673,963
SLM Corp.	92,365	1,982,153
StepStone Group, Inc., Class A	95,833	4,115,069
Synchrony Financial	68,490	2,999,862
TPG, Inc.	89,253	3,741,486
Voya Financial, Inc.	93,171	7,064,225
		61,257,825
Electric — 3.3%
American Electric Power Co., Inc.	26,712	2,410,758
CenterPoint Energy, Inc.	163,429	4,986,219
DTE Energy Co.	29,405	3,426,565
Entergy Corp.	29,004	3,262,660
FirstEnergy Corp.	46,517	1,872,774
IDACORP, Inc.	25,384	2,423,411
OGE Energy Corp.	60,898	2,210,597
Vistra Corp.	17,087	1,692,980
		22,285,964
Electrical Components & Equipment — 1.8%
AMETEK, Inc.	37,603	6,376,717

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Belden, Inc.	44,958	$ 4,302,031
Generac Holdings, Inc.†	11,959	1,760,484
		12,439,232
Electronics — 5.0%
Allegion PLC	27,755	3,381,114
Arrow Electronics, Inc.†	15,573	2,044,890
Atkore, Inc.	10,225	1,555,734
Atmus Filtration Technologies, Inc.†	31,610	974,852
Coherent Corp.†	60,378	3,445,169
Flex, Ltd.†	280,957	9,308,105
Fortive Corp.	34,788	2,589,619
Garmin, Ltd.	18,170	2,977,154
Keysight Technologies, Inc.†	13,143	1,820,043
nVent Electric PLC	36,828	2,997,063
TE Connectivity, Ltd.	19,584	2,931,725
		34,025,468
Engineering & Construction — 1.1%
Fluor Corp.†	79,930	3,468,962
Frontdoor, Inc.†	60,919	2,154,705
Jacobs Solutions, Inc.	14,829	2,066,273
		7,689,940
Entertainment — 0.7%
Churchill Downs, Inc.	14,770	1,912,715
International Game Technology PLC	158,839	3,135,482
		5,048,197
Food — 1.1%
US Foods Holding Corp.†	144,413	7,629,339
Gas — 1.6%
NiSource, Inc.	144,807	4,208,091
ONE Gas, Inc.	53,974	3,326,418
Spire, Inc.	60,480	3,706,819
		11,241,328
Healthcare-Products — 2.9%
Avantor, Inc.†	112,777	2,715,670
Dentsply Sirona, Inc.	107,062	2,998,807
ICU Medical, Inc.†	36,522	3,883,750
Integra LifeSciences Holdings Corp.†	122,278	3,778,390
Teleflex, Inc.	16,589	3,468,262
Zimmer Biomet Holdings, Inc.	25,906	2,983,076
		19,827,955
Healthcare-Services — 2.0%
Centene Corp.†	22,718	1,626,382
Encompass Health Corp.	20,819	1,798,553
Evotec SE†	228,247	1,068,196
ICON PLC†	16,721	5,431,315
Molina Healthcare, Inc.†	12,809	4,029,455
		13,953,901
Home Builders — 1.2%
Century Communities, Inc.	32,094	2,709,055
Meritage Homes Corp.	14,258	2,514,398
NVR, Inc.†	359	2,757,382
		7,980,835
Home Furnishings — 0.4%
Tempur Sealy International, Inc.	53,711	2,758,597
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.4%
Avery Dennison Corp.	13,075	$ 2,975,739
Insurance — 5.1%
Aegon, Ltd.#	440,143	2,843,324
Aon PLC, Class A	6,284	1,769,826
Arthur J. Gallagher & Co.	5,513	1,396,608
Everest Group, Ltd.	20,694	8,089,906
First American Financial Corp.	39,480	2,194,298
Globe Life, Inc.	32,776	2,712,542
Hanover Insurance Group, Inc.	25,529	3,368,041
Kemper Corp.	112,374	6,724,460
Markel Group, Inc.†	2,000	3,283,180
Travelers Cos., Inc.	12,429	2,680,935
		35,063,120
Internet — 2.1%
Cargurus, Inc.†	135,031	3,269,101
CDW Corp.	7,015	1,568,694
eBay, Inc.	33,054	1,792,188
Expedia Group, Inc.†	12,395	1,398,900
F5, Inc.†	23,921	4,041,931
Gen Digital, Inc.	69,068	1,714,959
TripAdvisor, Inc.†	47,324	868,395
		14,654,168
Iron/Steel — 1.1%
Commercial Metals Co.	43,699	2,461,128
Reliance, Inc.	17,134	5,153,564
		7,614,692
Leisure Time — 0.3%
Harley-Davidson, Inc.	53,045	1,903,255
Lodging — 1.5%
Boyd Gaming Corp.	22,088	1,177,732
Marriott International, Inc., Class A	7,171	1,657,720
Wyndham Hotels & Resorts, Inc.	103,300	7,309,508
		10,144,960
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	26,414	2,433,522
Machinery-Diversified — 2.1%
Dover Corp.	24,532	4,509,472
Flowserve Corp.	63,512	3,156,546
Middleby Corp.†	33,404	4,306,110
Otis Worldwide Corp.	25,536	2,533,171
		14,505,299
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.	16,350	2,836,561
Mining — 0.6%
Freeport-McMoRan, Inc.	71,348	3,762,180
Miscellaneous Manufacturing — 2.4%
ITT, Inc.	11,041	1,467,128
John Bean Technologies Corp.	32,694	3,123,258
Parker-Hannifin Corp.	12,398	6,589,785
Textron, Inc.	62,620	5,486,138
		16,666,309
Office/Business Equipment — 0.7%
Zebra Technologies Corp., Class A†	15,565	4,861,572
Oil & Gas — 5.6%
Chesapeake Energy Corp.#	36,407	3,310,488

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Chord Energy Corp.	29,027	$ 5,381,896
Diamondback Energy, Inc.	13,826	2,754,969
EQT Corp.	180,631	7,422,128
Ovintiv, Inc.	70,058	3,619,897
Phillips 66	27,042	3,842,939
Range Resources Corp.	81,078	2,992,589
Seadrill, Ltd.†	42,627	2,211,062
Viper Energy, Inc.	96,174	3,698,852
Weatherford International PLC†	27,304	3,285,763
		38,520,583
Oil & Gas Services — 0.9%
Halliburton Co.	109,651	4,024,192
Tidewater, Inc.†	18,548	1,916,565
		5,940,757
Packaging & Containers — 1.0%
Ball Corp.	52,175	3,622,510
Packaging Corp. of America	18,592	3,411,446
		7,033,956
Pharmaceuticals — 1.1%
Cencora, Inc.	25,036	5,672,407
Perrigo Co. PLC	79,921	2,200,225
		7,872,632
Private Equity — 0.4%
Carlyle Group, Inc.	56,164	2,412,805
REITS — 8.1%
Acadia Realty Trust	187,235	3,227,931
American Healthcare REIT, Inc.	190,307	2,789,901
American Homes 4 Rent, Class A	37,305	1,344,472
Brixmor Property Group, Inc.	202,114	4,549,586
Douglas Emmett, Inc.	197,622	2,756,827
EastGroup Properties, Inc.	12,325	2,035,843
Equity LifeStyle Properties, Inc.	42,609	2,674,567
Equity Residential	34,817	2,264,150
Essential Properties Realty Trust, Inc.	153,172	4,101,946
Essex Property Trust, Inc.	9,025	2,344,605
Extra Space Storage, Inc.	14,053	2,034,453
First Industrial Realty Trust, Inc.	67,760	3,192,851
Gaming & Leisure Properties, Inc.	98,400	4,418,160
Invitation Homes, Inc.	41,326	1,437,732
Lamar Advertising Co., Class A	33,019	3,899,874
Regency Centers Corp.	53,389	3,278,085
Rexford Industrial Realty, Inc.	37,126	1,684,035
Simon Property Group, Inc.	29,730	4,498,446
VICI Properties, Inc.	110,535	3,173,460
		55,706,924
Retail — 2.2%
AutoZone, Inc.†	2,225	6,163,117
Beacon Roofing Supply, Inc.†	21,497	2,086,499
Darden Restaurants, Inc.	10,860	1,633,235
Denny's Corp.†	208,814	1,524,342
Ross Stores, Inc.	27,201	3,801,612
		15,208,805
Semiconductors — 2.9%
Cirrus Logic, Inc.†	16,954	1,944,624
Microchip Technology, Inc.	24,389	2,371,342
MKS Instruments, Inc.	33,938	4,296,211
NXP Semiconductors NV	6,348	1,727,291
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Silicon Motion Technology Corp. ADR	40,606	$ 3,170,922
Synaptics, Inc.†	24,491	2,295,052
Teradyne, Inc.	27,006	3,806,226
		19,611,668
Software — 1.1%
Fidelity National Information Services, Inc.	24,230	1,838,572
Progress Software Corp.	63,512	3,216,883
Take-Two Interactive Software, Inc.†	13,539	2,171,114
		7,226,569
Telecommunications — 0.2%
InterDigital, Inc.#	12,439	1,416,429
Transportation — 2.2%
Expeditors International of Washington, Inc.	27,386	3,310,967
Knight-Swift Transportation Holdings, Inc.	100,315	4,840,199
Landstar System, Inc.	15,040	2,737,731
Norfolk Southern Corp.	19,167	4,308,742
		15,197,639
Total Long-Term Investment Securities (cost $592,337,411)		676,742,779
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional Liquid Reserves Fund, Administration Class (1)	7,670,449	7,673,517
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2)	2,765,600	2,765,600
Total Short-Term Investments (cost $10,439,117)		10,439,117
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $410,212 and collateralized by $505,500of United States Treasury Notes bearing interest at 1.63% due 05/15/2031 and having an approximate value of $418,404 (cost $410,157)	$ 410,157	410,157
TOTAL INVESTMENTS (cost $603,186,685)(3)	100.3%	687,592,053
Other assets less liabilities	(0.3)	(2,250,342)
NET ASSETS	100.0%	$685,341,711
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $5,427,662. This was secured by collateral of $2,765,600, which was received in cash and subsequently invested in short-term investments currently valued at $2,765,600 as reported in the Portfolio of Investments. Additional collateral of $2,781,190 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
United States Treasury Bills	0.00%	01/23/2025	$24
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	2,781,166
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$676,742,779	$—	$—	$676,742,779
Short-Term Investments	10,439,117	—	—	10,439,117
Repurchase Agreements	—	410,157	—	410,157
Total Investments at Value	$687,181,896	$410,157	$—	$687,592,053
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 45.1%
VALIC Company I Small Cap Growth Fund†	1,798,109	$ 27,654,921
VALIC Company I Small Cap Value Fund	2,379,732	28,794,752
VALIC Company I Stock Index Fund	5,146,279	273,061,572
VALIC Company I Systematic Growth Fund	3,829,511	65,790,988
VALIC Company I Systematic Value Fund	4,812,759	67,330,500
Total Domestic Equity Investment Companies (cost $414,953,444)		462,632,733
Domestic Fixed Income Investment Companies — 38.9%
VALIC Company I Core Bond Fund (cost $420,126,390)	41,949,951	399,363,538
International Equity Investment Companies — 15.0%
VALIC Company I International Equities Index Fund (cost $124,347,695)	18,305,726	154,317,269
Total Long-Term Investment Securities (cost $959,427,529)		1,016,313,540
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2) (cost $9,904,925)	9,904,925	9,904,925
TOTAL INVESTMENTS (cost $969,332,454)(3)	100.0%	1,026,218,465
Other assets less liabilities	(0.0)	(280,940)
NET ASSETS	100.0%	$1,025,937,525
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,016,313,540	$—	$—	$1,016,313,540
Short-Term Investments	9,904,925	—	—	9,904,925
Total Investments at Value	$1,026,218,465	$—	$—	$1,026,218,465
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Advertising — 0.3%
Trade Desk, Inc., Class A†	29,571	$ 2,743,597
Auto Manufacturers — 2.7%
PACCAR, Inc.	34,811	3,742,182
Tesla, Inc.†	124,021	22,085,660
		25,827,842
Beverages — 2.6%
Coca-Cola Europacific Partners PLC	30,353	2,237,320
Keurig Dr Pepper, Inc.	92,204	3,157,987
Monster Beverage Corp.†	69,150	3,590,268
PepsiCo, Inc.	91,330	15,790,957
		24,776,532
Biotechnology — 4.0%
Amgen, Inc.	35,611	10,891,624
Biogen, Inc.†	9,659	2,172,695
Gilead Sciences, Inc.	82,780	5,320,271
Illumina, Inc.†	10,559	1,101,092
Moderna, Inc.†	25,389	3,619,202
Regeneron Pharmaceuticals, Inc.†	7,173	7,030,688
Vertex Pharmaceuticals, Inc.†	17,164	7,815,456
		37,951,028
Chemicals — 1.5%
Linde PLC	32,000	13,936,640
Commercial Services — 2.1%
Automatic Data Processing, Inc.	27,296	6,685,336
Cintas Corp.	6,736	4,566,806
CoStar Group, Inc.†	27,138	2,121,377
PayPal Holdings, Inc.†	71,216	4,485,896
Verisk Analytics, Inc.	9,528	2,408,488
		20,267,903
Computers — 9.1%
Apple, Inc.	397,271	76,375,350
Cognizant Technology Solutions Corp., Class A	33,081	2,188,308
Crowdstrike Holdings, Inc., Class A†	15,125	4,744,259
Fortinet, Inc.†	50,702	3,007,642
Zscaler, Inc.†	9,857	1,675,296
		87,990,855
Distribution/Wholesale — 0.6%
Copart, Inc.†	63,888	3,389,897
Fastenal Co.	38,025	2,508,890
		5,898,787
Electric — 1.3%
American Electric Power Co., Inc.	34,965	3,155,591
Constellation Energy Corp.	21,042	4,571,374
Exelon Corp.	66,418	2,493,996
Xcel Energy, Inc.	36,890	2,045,551
		12,266,512
Electronics — 0.9%
Honeywell International, Inc.	43,337	8,762,308
Food — 0.9%
Kraft Heinz Co.	80,609	2,851,140
Mondelez International, Inc., Class A	89,473	6,131,585
		8,982,725
Healthcare-Products — 1.5%
GE HealthCare Technologies, Inc.	30,258	2,360,124
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	5,521	$ 2,743,661
Intuitive Surgical, Inc.†	23,412	9,414,434
		14,518,219
Internet — 20.3%
Airbnb, Inc., Class A†	29,111	4,219,057
Alphabet, Inc., Class A	151,608	26,152,380
Alphabet, Inc., Class C	145,897	25,380,242
Amazon.com, Inc.†	267,235	47,150,943
Booking Holdings, Inc.	2,270	8,572,315
CDW Corp.	8,919	1,994,467
DoorDash, Inc., Class A†	25,036	2,756,714
MercadoLibre, Inc.†	3,368	5,811,753
Meta Platforms, Inc., Class A	90,045	42,035,707
Netflix, Inc.†	28,756	18,450,425
Palo Alto Networks, Inc.†	21,470	6,331,718
PDD Holdings, Inc. ADR†	44,383	6,647,686
		195,503,407
Lodging — 0.5%
Marriott International, Inc., Class A	19,236	4,446,786
Media — 1.6%
Charter Communications, Inc., Class A†	9,650	2,770,708
Comcast Corp., Class A	263,299	10,539,859
Sirius XM Holdings, Inc.#	255,328	720,025
Warner Bros. Discovery, Inc.†	162,115	1,335,828
		15,366,420
Oil & Gas — 0.3%
Diamondback Energy, Inc.	11,858	2,362,825
Oil & Gas Services — 0.2%
Baker Hughes Co.	66,507	2,226,654
Pharmaceuticals — 0.6%
AstraZeneca PLC ADR	38,693	3,018,828
Dexcom, Inc.†	25,617	3,042,531
		6,061,359
Retail — 4.4%
Costco Wholesale Corp.	29,485	23,879,607
Dollar Tree, Inc.†	14,478	1,707,680
Lululemon Athletica, Inc.†	8,045	2,509,960
O'Reilly Automotive, Inc.†	3,923	3,778,869
Ross Stores, Inc.	22,371	3,126,571
Starbucks Corp.	75,233	6,035,191
Walgreens Boots Alliance, Inc.	57,304	929,471
		41,967,349
Semiconductors — 23.9%
Advanced Micro Devices, Inc.†	107,367	17,919,552
Analog Devices, Inc.	32,952	7,726,915
Applied Materials, Inc.	55,213	11,875,212
ASML Holding NV	5,739	5,511,449
Broadcom, Inc.	30,793	40,910,040
GlobalFoundries, Inc.#†	36,398	1,783,502
Intel Corp.	280,946	8,667,184
KLA Corp.	8,987	6,825,896
Lam Research Corp.	8,711	8,122,485
Marvell Technology, Inc.	57,445	3,952,790
Microchip Technology, Inc.	35,909	3,491,432
Micron Technology, Inc.	73,354	9,169,250
NVIDIA Corp.	64,318	70,513,753
NXP Semiconductors NV	17,042	4,637,128
ON Semiconductor Corp.†	28,395	2,073,971

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	74,157	$ 15,131,736
Texas Instruments, Inc.	60,421	11,782,699
		230,094,994
Software — 14.3%
Adobe, Inc.†	30,035	13,358,366
ANSYS, Inc.†	5,782	1,835,496
Atlassian Corp., Class A†	10,457	1,640,285
Autodesk, Inc.†	14,214	2,865,542
Cadence Design Systems, Inc.†	18,090	5,179,348
Datadog, Inc., Class A†	20,329	2,239,849
Electronic Arts, Inc.	17,765	2,360,613
Intuit, Inc.	18,604	10,724,090
Microsoft Corp.	191,161	79,356,666
MongoDB, Inc.†	4,796	1,132,144
Paychex, Inc.	24,003	2,884,200
Roper Technologies, Inc.	7,112	3,788,989
Synopsys, Inc.†	10,136	5,684,269
Take-Two Interactive Software, Inc.†	11,335	1,817,681
Workday, Inc., Class A†	13,888	2,936,618
		137,804,156
Telecommunications — 2.7%
Cisco Systems, Inc.	269,064	12,511,476
T-Mobile US, Inc.	78,866	13,798,395
		26,309,871
Transportation — 0.7%
CSX Corp.	130,182	4,393,643
Old Dominion Freight Line, Inc.	14,464	2,534,816
		6,928,459
Total Long-Term Investment Securities (cost $434,428,221)		932,995,228
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2)	2,594,984	2,594,984
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.2%
United States Treasury Bills
5.24%, 09/17/2024(3)	$ 1,500,000	$ 1,476,901
5.25%, 06/06/2024(3)	500,000	499,781
		1,976,682
Total Short-Term Investments (cost $4,571,036)		4,571,666
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $27,190,223 and collateralized by $27,488,200 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $27,730,512 (cost $27,186,598)	27,186,598	27,186,598
TOTAL INVESTMENTS (cost $466,185,855)(4)	100.3%	964,753,492
Other assets less liabilities	(0.3)	(2,407,691)
NET ASSETS	100.0%	$962,345,801
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $2,503,527. This was secured by collateral of $2,594,984, which was received in cash and subsequently invested in short-term investments currently valued at $2,594,984 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
80	Long	NASDAQ 100 E-Mini Index	June 2024	$30,111,054	$29,745,600	$(365,454)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$932,995,228	$—	$—	$932,995,228
Short-Term Investments:
U.S. Government	—	1,976,682	—	1,976,682
Other Short-Term Investments	2,594,984	—	—	2,594,984
Repurchase Agreements	—	27,186,598	—	27,186,598
Total Investments at Value	$935,590,212	$29,163,280	$—	$964,753,492
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$365,454	$—	$—	$365,454
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Auto Manufacturers — 0.3%
Tesla, Inc.†	45,349	$ 8,075,750
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	38,526	2,697
Commercial Services — 1.9%
Block, Inc.†	224,821	14,406,530
Equifax, Inc.	14,135	3,270,698
Global Payments, Inc.	83,311	8,485,225
RELX PLC	196,154	8,603,425
S&P Global, Inc.	8,152	3,485,062
WEX, Inc.†	63,467	11,888,638
		50,139,578
Computers — 9.1%
Accenture PLC, Class A	11,563	3,264,119
Apple, Inc.	710,691	136,630,345
Crowdstrike Holdings, Inc., Class A†	100,903	31,650,244
CyberArk Software, Ltd.†	65,220	14,951,685
Dell Technologies, Inc., Class C	114,025	15,913,329
Quanta Computer, Inc.	538,000	4,537,199
Western Digital Corp.†	390,761	29,420,396
Zscaler, Inc.†	54,701	9,296,982
		245,664,299
Diversified Financial Services — 1.6%
Mastercard, Inc., Class A	28,524	12,752,225
Visa, Inc., Class A	113,600	30,951,456
		43,703,681
Electronics — 3.0%
Amphenol Corp., Class A	89,135	11,798,800
Chroma ATE, Inc.	1,581,000	14,004,175
E Ink Holdings, Inc.	1,735,000	11,737,609
Flex, Ltd.†	883,154	29,258,892
Hoya Corp.	87,600	10,662,303
NEXTracker, Inc., Class A†	63,413	3,498,495
		80,960,274
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	24,432	6,639,640
Entertainment — 0.1%
Warner Music Group Corp., Class A	106,691	3,177,258
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,237,350
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,055,165
Internet — 22.0%
Airbnb, Inc., Class A†	28,408	4,117,171
Alphabet, Inc., Class A	554,211	95,601,398
Alphabet, Inc., Class C	685,305	119,215,658
Amazon.com, Inc.†	377,173	66,548,404
MercadoLibre, Inc.†	10,420	17,980,544
Meta Platforms, Inc., Class A	371,527	173,439,949
Netflix, Inc.†	9,535	6,117,847
Okta, Inc.†	165,875	14,709,795
Palo Alto Networks, Inc.†	113,186	33,379,683
Pinterest, Inc., Class A†	369,600	15,334,704
Spotify Technology SA†	31,913	9,471,140
Security Description	Shares or Principal Amount	Value

Internet (continued)
Squarespace, Inc., Class A†	241,170	$ 10,611,480
Uber Technologies, Inc.†	410,081	26,474,829
		593,002,602
Machinery-Construction & Mining — 0.5%
Hitachi, Ltd.	66,100	6,815,323
Vertiv Holdings Co., Class A	63,257	6,203,614
		13,018,937
Media — 0.3%
Thomson Reuters Corp.	46,224	7,954,347
Semiconductors — 31.6%
Advanced Micro Devices, Inc.†	549,046	91,635,777
Applied Materials, Inc.	166,981	35,914,273
ARM Holdings PLC ADR†	67,245	8,104,367
ASM International NV	16,422	11,582,717
ASML Holding NV	10,455	10,040,459
ASML Holding NV (XAMS)	25,782	24,716,703
ASPEED Technology, Inc.	65,000	7,337,961
Broadcom, Inc.	64,985	86,335,822
KLA Corp.	49,694	37,744,084
Lam Research Corp.	44,238	41,249,281
Marvell Technology, Inc.	134,262	9,238,568
Micron Technology, Inc.	578,668	72,333,500
Monolithic Power Systems, Inc.	33,186	24,412,617
NVIDIA Corp.	281,342	308,443,675
NXP Semiconductors NV	47,340	12,881,214
QUALCOMM, Inc.	34,373	7,013,811
STMicroelectronics NV	66,241	2,763,071
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	168,329	25,424,412
Texas Instruments, Inc.	163,887	31,959,604
		849,131,916
Software — 25.8%
Adobe, Inc.†	54,332	24,164,700
Atlassian Corp., Class A†	29,938	4,696,075
Autodesk, Inc.†	24,497	4,938,595
Cadence Design Systems, Inc.†	152,015	43,523,415
Cloudflare, Inc., Class A†	144,535	9,783,574
Constellation Software, Inc.	3,529	9,815,977
Darktrace PLC†	1,035,680	7,804,959
Datadog, Inc., Class A†	183,875	20,259,347
Dayforce, Inc.#†	136,910	6,771,569
Dynatrace, Inc.†	181,565	8,302,967
Elastic NV†	57,495	5,982,355
Fair Isaac Corp.†	9,454	12,194,998
HubSpot, Inc.†	42,511	25,976,346
Intuit, Inc.	57,835	33,338,407
JFrog, Ltd.†	215,315	6,926,684
Kaspi.KZ JSC ADR	45,973	5,810,987
Microsoft Corp.	610,118	253,278,285
Monday.com, Ltd.†	56,160	12,687,106
MongoDB, Inc.†	74,144	17,502,433
Nutanix, Inc., Class A†	87,850	4,859,423
Oracle Corp.	139,978	16,404,022
Salesforce, Inc.	149,356	35,015,021
SAP SE	46,034	8,294,521
ServiceNow, Inc.†	77,912	51,182,730
Snowflake, Inc., Class A†	90,684	12,349,347
Synopsys, Inc.†	74,464	41,759,411
Take-Two Interactive Software, Inc.†	32,240	5,170,006
Xero, Ltd.†	56,402	5,121,433
		693,914,693

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 1.9%
Accton Technology Corp.	529,000	$ 8,297,491
Arista Networks, Inc.†	128,583	38,272,730
Motorola Solutions, Inc.	10,314	3,763,682
		50,333,903
Toys/Games/Hobbies — 0.2%
Nintendo Co., Ltd.	106,800	5,827,168
Total Common Stocks (cost $1,799,265,768)		2,654,839,258
CONVERTIBLE PREFERRED STOCKS — 0.7%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	569,146
Waymo LLC Series A-2†(1)(2)	21,059	1,303,447
Waymo LLC Series B-2†(1)(2)	10,055	633,465
		2,506,058
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	444,629
Freenome Holdings, Inc. Series C†(1)(2)	53,807	294,324
Insitro, Inc. Series B†(1)(2)	52,029	539,541
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	57,072
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	49,054
PrognomIQ, Inc. Series B†(1)(2)	216,177	492,884
		1,877,504
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	39,184	1,313,252
Rappi, Inc. Series F†(1)(2)	14,609	489,620
		1,802,872
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	703,853
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	69,360	3,989,934
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	208,327
RefleXion Medical, Inc. Series D†(1)(2)	67,040	89,163
		297,490
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	520,706
Medical Labs & Testing Services — 0.3%
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,477,399
Security Description		Shares or Principal Amount	Value

Medical Labs & Testing Services (continued)
Tempus Labs, Inc. Series E†(1)(2)		39,722	$ 2,276,468
Tempus Labs, Inc. Series F†(1)(2)		10,551	604,677
Tempus Labs, Inc. Series G†(1)(2)		6,661	381,742
			6,740,286
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	289,746
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	179,014
Total Convertible Preferred Stocks (cost $14,608,679)			18,907,463
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,097	125,336
Exact Sciences FDA Milestone †(1)		108,048	74,553
Total Escrows and Litigation Trusts (cost $0)			199,889
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,813,874,447)			2,673,946,610
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3)		5,584,479	5,584,479
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4)		1,020,215	1,020,215
Total Short-Term Investments (cost $6,604,694)			6,604,694
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $3,338,398 and collateralized by $4,113,700 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $3,404,775 (cost $3,337,953)		$3,337,953	3,337,953
TOTAL INVESTMENTS (cost $1,823,817,094)(5)		99.7%	2,683,889,257
Other assets less liabilities		0.3	7,074,567
NET ASSETS		100.0%	$2,690,963,824
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,237,350	$601.60	0.1%
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,055,165	151.04	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	703,853	3.23	0.0
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	179,014	6.83	0.0
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	444,629	4.70	0.0
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	294,324	5.47	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	569,146	6.35	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	289,746	1.61	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	539,541	10.37	0.1
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	520,706	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	3,989,934	57.53	0.1
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	57,072	1.60	0.0
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	49,054	1.61	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	492,884	2.28	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,313,252	33.52	0.1
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc. Series F	07/08/2021	14,609	$941,157	$489,620	$33.52	0.0%
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	208,327	1.30	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	89,163	1.33	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,477,399	57.31	0.2
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	2,276,468	57.31	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	604,677	57.31	0.0
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	381,742	57.31	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,303,447	61.90	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	633,465	63.00	0.0
				$22,199,978		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $6,771,569. This was secured by collateral of $1,020,215, which was received in cash and subsequently invested in short-term investments currently valued at $1,020,215 as reported in the Portfolio of Investments. Additional collateral of $6,019,510 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$260,461
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	140,893
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	884,147
United States Treasury Notes/Bonds	0.00% to 4.75%	06/15/2024 to 02/15/2054	4,734,009
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$2,697	$2,697
Commercial Services	41,536,153	8,603,425	—	50,139,578
Computers	241,127,100	4,537,199	—	245,664,299
Electronics	44,556,187	36,404,087	—	80,960,274
Entertainment Software	—	—	2,237,350	2,237,350
Healthcare-Services	—	—	1,055,165	1,055,165
Machinery-Construction & Mining	6,203,614	6,815,323	—	13,018,937
Semiconductors	802,731,464	46,400,452	—	849,131,916
Software	672,693,780	21,220,913	—	693,914,693
Telecommunications	42,036,412	8,297,491	—	50,333,903
Toys/Games/Hobbies	—	5,827,168	—	5,827,168
Other Industries	662,553,278	—	—	662,553,278
Convertible Preferred Stocks	—	—	18,907,463	18,907,463
Escrows and Litigation Trusts	—	—	199,889	199,889
Warrants	—	0	0	0
Short-Term Investments	6,604,694	—	—	6,604,694
Repurchase Agreements	—	3,337,953	—	3,337,953
Total Investments at Value	$2,520,042,682	$141,444,011	$22,402,564	$2,683,889,257
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts	Warrants
Balance as of May 31, 2023	$4,081,098	$21,943,256	$664,425	-
Accrued Discounts	-	-	-	-
Accrued Premiums	-	-	-	-
Realized Gain	-	-	-	-
Realized Loss	(156,861)	(2,236,430)	-	-
Change in unrealized appreciation (1)	102,848	2,438,078	28,999	-
Change in unrealized depreciation (1)	(400,420)	(2,532,383)	-	-
Net Purchases	-	-	-	0
Net Sales	(331,452)	(705,059)	(493,535)	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of May 31, 2024	$3,295,213	$18,907,462	$199,889	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2024 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
$(400,421)	$(1,960,232)	$4,322	$-
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2024.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets at the end of the period.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 1.1%
Hexcel Corp.	85,756	$ 5,906,016
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	8,265	31,159
Auto Parts & Equipment — 0.8%
Visteon Corp.†	38,176	4,251,661
Banks — 0.6%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,512	62,373
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	26,658
Grasshopper Bancorp, Inc.†(1)(2)	5,208	15,624
Pinnacle Financial Partners, Inc.	36,468	2,899,570
		3,004,225
Biotechnology — 10.4%
Allogene Therapeutics, Inc.†	227,214	568,035
Amicus Therapeutics, Inc.†	492,580	4,827,284
Apellis Pharmaceuticals, Inc.†	65,481	2,570,129
Arrowhead Pharmaceuticals, Inc.†	121,120	2,779,704
Blueprint Medicines Corp.†	67,016	7,074,209
Cytokinetics, Inc.†	39,883	1,934,724
Halozyme Therapeutics, Inc.†	151,096	6,692,042
Insmed, Inc.†	117,444	6,465,292
Intra-Cellular Therapies, Inc.†	86,128	5,791,247
Kyverna Therapeutics, Inc.†	126,478	1,584,769
REGENXBIO, Inc.†	174,473	2,503,688
Relay Therapeutics, Inc.†	280,864	1,800,338
REVOLUTION Medicines, Inc.†	178,568	6,844,512
Sage Therapeutics, Inc.†	79,581	884,145
Verve Therapeutics, Inc.†	98,111	509,196
Viking Therapeutics, Inc.†	40,890	2,545,811
		55,375,125
Building Materials — 4.9%
AAON, Inc.	114,158	8,567,558
Eagle Materials, Inc.	13,727	3,190,018
Modine Manufacturing Co.†	66,270	6,687,968
Simpson Manufacturing Co., Inc.	46,600	7,731,872
		26,177,416
Commercial Services — 3.1%
Bright Horizons Family Solutions, Inc.†	53,476	5,621,397
CBIZ, Inc.†	35,813	2,715,342
Progyny, Inc.†	93,738	2,526,239
Remitly Global, Inc.†	235,309	3,057,840
UL Solutions, Inc.	65,938	2,543,229
		16,464,047
Computers — 5.8%
CyberArk Software, Ltd.†	18,138	4,158,137
ExlService Holdings, Inc.†	154,393	4,610,175
Globant SA†	15,460	2,490,915
Rubrik, Inc., Class A†	31,634	964,204
Super Micro Computer, Inc.†	20,552	16,123,250
Varonis Systems, Inc.†	58,772	2,524,845
		30,871,526
Cosmetics/Personal Care — 1.7%
e.l.f. Beauty, Inc.†	47,756	8,926,074
Distribution/Wholesale — 2.7%
Rush Enterprises, Inc., Class A	107,578	4,854,995
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
SiteOne Landscape Supply, Inc.†	23,289	$ 3,605,603
WESCO International, Inc.	33,762	6,059,941
		14,520,539
Diversified Financial Services — 4.8%
Air Lease Corp.	83,117	3,959,694
Evercore, Inc., Class A	27,214	5,522,809
FTAI Aviation, Ltd.	67,867	5,722,545
Hamilton Lane, Inc., Class A	26,193	3,286,960
PennyMac Financial Services, Inc.	33,903	3,073,307
Piper Sandler Cos.	17,948	3,801,027
		25,366,342
Electrical Components & Equipment — 0.8%
Littelfuse, Inc.	16,505	4,235,183
Electronics — 1.4%
NEXTracker, Inc., Class A†	114,768	6,331,750
Vicor Corp.†	37,812	1,323,042
		7,654,792
Energy-Alternate Sources — 0.3%
Shoals Technologies Group, Inc., Class A†	188,048	1,479,938
Engineering & Construction — 1.8%
Comfort Systems USA, Inc.	18,454	6,040,732
MasTec, Inc.†	33,048	3,709,638
		9,750,370
Entertainment — 1.2%
Marriott Vacations Worldwide Corp.	23,037	2,079,550
Six Flags Entertainment Corp.#†	163,247	4,154,636
		6,234,186
Environmental Control — 1.6%
Casella Waste Systems, Inc., Class A†	82,120	8,260,451
Food — 2.4%
Chefs' Warehouse, Inc.†	131,786	5,195,004
Grocery Outlet Holding Corp.†	100,083	2,200,825
Performance Food Group Co.†	17,687	1,231,015
Sprouts Farmers Market, Inc.†	55,979	4,421,222
		13,048,066
Hand/Machine Tools — 1.3%
MSA Safety, Inc.	37,628	6,773,040
Healthcare-Products — 5.6%
Alphatec Holdings, Inc.†	209,811	2,037,265
Establishment Labs Holdings, Inc.#†	74,932	3,913,698
Inari Medical, Inc.†	79,359	3,967,950
iRhythm Technologies, Inc.†	57,745	5,093,687
Natera, Inc.†	63,553	6,770,301
PROCEPT BioRobotics Corp.†	24,643	1,636,295
Twist Bioscience Corp.†	154,399	6,469,318
		29,888,514
Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc.†	50,226	3,460,069
Accolade, Inc.†	287,536	2,035,755
PACS Group, Inc.†	96,089	2,921,106
		8,416,930

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 1.1%
LCI Industries	32,060	$ 3,522,753
Winnebago Industries, Inc.#	35,669	2,213,261
		5,736,014
Home Furnishings — 0.9%
Sonos, Inc.†	301,831	4,768,930
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	25,350
Leisure Time — 1.4%
Life Time Group Holdings, Inc.†	262,769	4,409,264
Planet Fitness, Inc., Class A†	49,693	3,162,462
		7,571,726
Lodging — 0.9%
Boyd Gaming Corp.	88,406	4,713,808
Machinery-Construction & Mining — 0.7%
Bloom Energy Corp., Class A#†	243,787	3,978,604
Machinery-Diversified — 4.7%
Applied Industrial Technologies, Inc.	53,031	10,234,983
Cactus, Inc., Class A	128,325	6,589,489
Chart Industries, Inc.#†	25,188	3,955,272
Esab Corp.	41,548	4,271,965
		25,051,709
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.	16,159	4,062,373
Miscellaneous Manufacturing — 1.8%
Fabrinet†	9,802	2,347,873
ITT, Inc.	33,036	4,389,824
John Bean Technologies Corp.	32,266	3,082,371
		9,820,068
Oil & Gas — 1.9%
Chord Energy Corp.	12,796	2,372,506
Matador Resources Co.	80,571	5,112,230
SM Energy Co.	51,335	2,588,824
		10,073,560
Oil & Gas Services — 1.0%
TechnipFMC PLC	204,555	5,357,295
Pharmaceuticals — 2.6%
ACELYRIN, Inc.#†	158,507	653,049
Agios Pharmaceuticals, Inc.†	91,932	3,340,809
Alector, Inc.†	135,273	665,543
Arvinas, Inc.†	88,800	2,942,832
Revance Therapeutics, Inc.#†	213,163	605,383
Vaxcyte, Inc.†	83,534	5,869,934
		14,077,550
REITS — 1.2%
CubeSmart	65,326	2,763,943
Terreno Realty Corp.	67,158	3,799,800
		6,563,743
Retail — 5.0%
Burlington Stores, Inc.†	6,787	1,629,219
Cava Group, Inc.†	17,735	1,641,374
First Watch Restaurant Group, Inc.#†	73,231	1,441,186
Floor & Decor Holdings, Inc., Class A†	28,231	3,299,075
Freshpet, Inc.†	60,355	7,916,765
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lithia Motors, Inc.	16,646	$ 4,213,769
Texas Roadhouse, Inc.	37,779	6,523,300
		26,664,688
Semiconductors — 5.1%
Allegro MicroSystems, Inc.†	260,587	7,854,092
Astera Labs, Inc.†	14,392	928,860
MACOM Technology Solutions Holdings, Inc.†	22,545	2,280,202
MKS Instruments, Inc.	28,429	3,598,827
Onto Innovation, Inc.†	29,173	6,321,789
Rambus, Inc.†	112,666	6,225,923
		27,209,693
Software — 14.9%
ACV Auctions, Inc., Class A†	226,696	4,046,524
Appfolio, Inc., Class A†	10,005	2,284,341
AvidXchange Holdings, Inc.†	346,663	3,671,161
BlackLine, Inc.†	73,427	3,503,936
Box, Inc., Class A†	126,506	3,447,288
Clear Secure, Inc., Class A	132,088	2,230,966
Confluent, Inc., Class A†	191,047	4,961,491
DigitalOcean Holdings, Inc.#†	91,101	3,375,292
Elastic NV†	28,896	3,006,629
Envestnet, Inc.†	45,721	2,995,183
Evolent Health, Inc., Class A†	225,066	4,769,148
Freshworks, Inc.†	257,959	3,322,512
Gitlab, Inc., Class A†	56,690	2,675,201
Global-e Online, Ltd.†	58,210	1,817,316
HashiCorp, Inc., Class A†	158,608	5,326,057
JFrog, Ltd.†	101,113	3,252,805
MicroStrategy, Inc., Class A#†	1,377	2,099,223
Outset Medical, Inc.#†	222,305	829,198
Paycor HCM, Inc.†	83,488	1,032,747
PowerSchool Holdings, Inc., Class A†	91,151	1,954,277
SentinelOne, Inc., Class A†	175,838	2,959,354
ServiceTitan, Inc.†(1)(2)	186	14,666
Smartsheet, Inc., Class A†	97,079	3,591,923
Verra Mobility Corp.†	121,948	3,248,695
Vertex, Inc., Class A†	158,081	5,224,577
Workiva, Inc.†	49,202	3,787,078
		79,427,588
Telecommunications — 1.1%
Ciena Corp.†	41,248	1,986,916
Credo Technology Group Holding, Ltd.†	152,784	3,983,079
NII Holdings, Inc.†(1)	3,000	0
		5,969,995
Total Common Stocks (cost $495,308,979)		527,708,294
CONVERTIBLE PREFERRED STOCKS — 0.2%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	83
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	29,530
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	52,629

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	$ 57,885
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	38,854
Checkr, Inc. Series D†(1)(2)	12,252	52,929
		91,783
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	25,497
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	316,157
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	56,489
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	69,212
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	66,459
Seismic Software, Inc. Series F†(1)(2)	875	4,979
		71,438
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	315
ServiceTitan, Inc. Series D†(1)(2)	1,942	153,127
		153,442
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	15,328
Total Convertible Preferred Stocks (cost $862,631)		939,473
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	313
Total Long-Term Investment Securities (cost $496,171,610)		528,648,080
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4) (cost $2,879,449)	2,879,449	$ 2,879,449
TOTAL INVESTMENTS (cost $499,051,059)(5)	99.7%	531,527,529
Other assets less liabilities	0.3	1,509,945
NET ASSETS	100.0%	$533,037,474
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$25,350	$4.32	0.0%
Dogwood State Bank (Non-Voting Shares)
	05/06/2019	3,056	30,560
	04/05/2024	456	4,560
		3,512	35,120	62,373	17.76	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	26,658	17.76	0.0
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	31,159	3.77	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	15,624	3.00	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	14,666	78.85	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	57,885	3.23	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	38,854	4.32	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	52,929	4.32	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	83	3.77	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	29,530	6.36	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,609	15,328	7.07	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Honor Tech, Inc. Series D	10/16/2020	43,123	$103,844	$69,212	$1.61	0.0%
Kardium, Inc. Series D	01/08/2021	58,843	59,775	56,489	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	316,157	57.53	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,383	25,497	4.09	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	66,459	5.69	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,691	4,979	5.69	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	315	78.85	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	153,127	78.85	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	52,629	20.18	0.0
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	313	0.31	0.0
				$1,115,616		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $18,476,349. This was secured by collateral of $2,879,449, which was received in cash and subsequently invested in short-term investments currently valued at $2,879,449 as reported in the Portfolio of Investments. Additional collateral of $15,930,328 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$1,141,769
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	617,627
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	713,138
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	13,457,794
(5)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$31,159	$31,159
Banks	2,899,570	—	104,655	3,004,225
Human Resources	—	—	25,350	25,350
Software	79,412,922	—	14,666	79,427,588
Telecommunications	5,969,995	—	0	5,969,995
Other Industries	439,249,977	—	0	439,249,977
Convertible Preferred Stocks	—	—	939,473	939,473
Warrants	—	0	313	313
Short-Term Investments	2,879,449	—	—	2,879,449
Total Investments at Value	$530,411,913	$—	$1,115,616	$531,527,529
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.6%
Advertising — 0.1%
Advantage Solutions, Inc.†	34,720	$ 119,437
Boston Omaha Corp., Class A†	9,380	137,042
Clear Channel Outdoor Holdings, Inc.†	149,931	215,900
Stagwell, Inc.#†	33,233	230,305
		702,684
Aerospace/Defense — 1.0%
AAR Corp.†	13,529	960,424
AeroVironment, Inc.†	10,800	2,183,220
AerSale Corp.#†	13,465	101,930
Amprius Technologies, Inc.#†	2,236	3,108
Archer Aviation, Inc., Class A#†	60,982	199,411
Astronics Corp.†	11,079	227,784
Barnes Group, Inc.	19,588	753,942
Ducommun, Inc.†	5,355	311,554
Eve Holding, Inc.#†	7,234	35,664
Joby Aviation, Inc.#†	111,448	542,752
Kratos Defense & Security Solutions, Inc.†	57,575	1,251,680
Leonardo DRS, Inc.†	27,460	646,683
Moog, Inc., Class A	11,531	1,953,697
National Presto Industries, Inc.	2,062	153,578
Redwire Corp.†	3,144	16,160
Rocket Lab USA, Inc.#†	113,171	494,557
Triumph Group, Inc.†	25,762	363,502
Virgin Galactic Holdings, Inc.#†	142,868	123,538
		10,323,184
Agriculture — 0.3%
Alico, Inc.	2,847	76,214
Andersons, Inc.	12,872	673,720
Benson Hill, Inc.#†	69,227	12,911
Dole PLC	28,599	353,770
Fresh Del Monte Produce, Inc.	13,613	318,000
Ispire Technology, Inc.†	7,018	49,547
Limoneira Co.	6,997	140,080
Tejon Ranch Co.†	8,373	152,640
Turning Point Brands, Inc.	6,847	224,650
Universal Corp.	9,642	462,430
Vector Group, Ltd.	58,132	637,708
Vital Farms, Inc.†	12,433	514,478
		3,616,148
Airlines — 0.3%
Allegiant Travel Co.	6,321	336,277
Frontier Group Holdings, Inc.#†	15,408	84,282
Hawaiian Holdings, Inc.†	20,370	278,254
JetBlue Airways Corp.#†	134,409	751,346
SkyWest, Inc.†	16,199	1,209,580
Spirit Airlines, Inc.#	43,874	160,140
Sun Country Airlines Holdings, Inc.†	17,125	181,354
		3,001,233
Apparel — 0.5%
Fossil Group, Inc.†	19,241	23,089
Hanesbrands, Inc.#†	140,745	720,614
Kontoor Brands, Inc.	22,476	1,648,390
Oxford Industries, Inc.	5,988	662,812
Rocky Brands, Inc.	2,789	108,743
Steven Madden, Ltd.	29,547	1,313,364
Torrid Holdings, Inc.#†	4,828	32,396
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,373	$ 72,543
Wolverine World Wide, Inc.	31,070	423,173
		5,005,124
Auto Manufacturers — 0.2%
Blue Bird Corp.†	11,176	637,144
Hyliion Holdings Corp.#†	59,683	88,331
Nikola Corp.†	295,269	151,148
REV Group, Inc.	12,657	346,928
Wabash National Corp.	18,417	416,408
Workhorse Group, Inc.†	91,141	17,764
		1,657,723
Auto Parts & Equipment — 0.9%
Adient PLC†	36,555	1,032,313
Aeva Technologies, Inc.†	6,453	20,843
American Axle & Manufacturing Holdings, Inc.†	45,652	348,781
Aurora Innovation, Inc.#†	142,758	341,192
Commercial Vehicle Group, Inc.†	12,992	70,287
Cooper-Standard Holdings, Inc.#†	6,758	89,206
Dana, Inc.	52,141	733,102
Dorman Products, Inc.†	10,533	968,720
Douglas Dynamics, Inc.	9,019	224,212
Fox Factory Holding Corp.†	17,061	795,384
Gentherm, Inc.†	13,107	706,992
Goodyear Tire & Rubber Co.†	112,603	1,386,143
Holley, Inc.†	21,102	81,032
indie Semiconductor, Inc., Class A#†	60,215	401,634
Luminar Technologies, Inc.#†	116,380	190,863
Methode Electronics, Inc.	13,477	158,759
Microvast Holdings, Inc.#†	87,903	32,867
Miller Industries, Inc.	4,443	270,134
SES AI Corp.#†	49,903	62,379
Shyft Group, Inc.	13,518	171,273
Solid Power, Inc.#†	61,944	109,641
Standard Motor Products, Inc.	8,219	252,405
Titan International, Inc.†	20,550	169,948
Visteon Corp.†	11,034	1,228,857
XPEL, Inc.#†	9,042	343,596
		10,190,563
Banks — 7.4%
1st Source Corp.	6,594	339,063
ACNB Corp.	3,327	105,033
Alerus Financial Corp.	7,163	138,532
Amalgamated Financial Corp.	7,068	178,679
Amerant Bancorp, Inc.	10,319	227,431
Ameris Bancorp	26,471	1,322,226
Ames National Corp.#	3,442	70,561
Arrow Financial Corp.	5,892	147,948
Associated Banc-Corp	60,543	1,296,831
Atlantic Union Bankshares Corp.	35,591	1,161,334
BancFirst Corp.	8,812	759,154
Bancorp, Inc.†	20,561	690,644
Bank First Corp.#	3,732	304,680
Bank of Hawaii Corp.#	15,684	905,594
Bank of Marin Bancorp	6,290	96,740
Bank of N.T. Butterfield & Son, Ltd.	19,410	661,299
Bank7 Corp.	1,492	45,133
BankUnited, Inc.	29,751	853,556
Bankwell Financial Group, Inc.	2,353	58,213
Banner Corp.	13,692	641,196
Bar Harbor Bankshares	5,970	156,832
BayCom Corp.	4,371	88,207

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	6,027	$ 60,270
Blue Foundry Bancorp#†	8,746	80,376
Blue Ridge Bankshares, Inc.#†	7,131	20,680
Bridgewater Bancshares, Inc.†	8,172	92,098
Burke & Herbert Financial Services Corp.	4,825	241,733
Business First Bancshares, Inc.	9,595	205,813
Byline Bancorp, Inc.	9,900	228,690
C & F Financial Corp.	1,278	56,155
Cadence Bank	72,887	2,080,924
Cambridge Bancorp	3,041	203,565
Camden National Corp.	5,711	185,151
Capital Bancorp, Inc.	3,801	76,590
Capital City Bank Group, Inc.	5,279	143,378
Carter Bankshares, Inc.†	9,071	115,655
Cathay General Bancorp	27,806	1,024,373
Central Pacific Financial Corp.	10,622	215,414
Chemung Financial Corp.	1,400	60,760
ChoiceOne Financial Services, Inc.#	2,792	68,907
Citizens & Northern Corp.	5,976	104,759
Citizens Financial Services, Inc.	1,516	63,596
City Holding Co.	5,851	598,089
Civista Bancshares, Inc.	6,179	88,545
CNB Financial Corp.	8,206	159,196
Coastal Financial Corp.†	4,326	191,815
Codorus Valley Bancorp, Inc.	3,729	82,038
Colony Bankcorp, Inc.	6,599	79,716
Community Bank System, Inc.	21,299	968,253
Community Trust Bancorp, Inc.	6,214	261,672
Community West Bancshares	6,299	109,414
ConnectOne Bancorp, Inc.	14,646	273,001
CrossFirst Bankshares, Inc.†	18,071	236,549
Customers Bancorp, Inc.†	11,442	518,323
CVB Financial Corp.	53,217	880,209
Dime Community Bancshares, Inc.	13,984	258,284
Eagle Bancorp, Inc.	11,783	212,448
Eastern Bankshares, Inc.	61,983	849,167
Enterprise Bancorp, Inc.	3,868	97,280
Enterprise Financial Services Corp.	14,513	561,508
Equity Bancshares, Inc., Class A	5,848	197,078
Esquire Financial Holdings, Inc.	2,778	127,149
Evans Bancorp, Inc.	2,093	55,381
Farmers & Merchants Bancorp, Inc.	5,081	112,087
Farmers National Banc Corp.	14,564	177,972
FB Financial Corp.	14,190	525,030
Fidelity D&D Bancorp, Inc.	1,863	86,126
Financial Institutions, Inc.	6,069	106,875
First Bancorp	15,916	502,150
First Bancorp, Inc.	3,910	94,466
First BanCorp/Puerto Rico	66,782	1,184,045
First Bancshares, Inc.	12,269	311,019
First Bank	8,151	99,198
First Busey Corp.	20,767	469,542
First Business Financial Services, Inc.	3,140	106,791
First Commonwealth Financial Corp.	40,504	547,209
First Community Bankshares, Inc.	6,867	238,560
First Community Corp.	2,946	49,316
First Financial Bancorp	37,678	840,219
First Financial Bankshares, Inc.	52,136	1,563,037
First Financial Corp.	4,575	169,458
First Foundation, Inc.	20,471	121,188
First Interstate BancSystem, Inc., Class A	33,043	876,961
First Merchants Corp.	23,645	781,467
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Mid Bancshares, Inc.	8,905	$ 282,645
First of Long Island Corp.	8,521	85,210
Five Star Bancorp	5,107	117,052
Fulton Financial Corp.	64,281	1,082,492
FVCBankcorp, Inc.†	6,407	70,477
German American Bancorp, Inc.#	11,215	354,955
Glacier Bancorp, Inc.	44,612	1,667,597
Great Southern Bancorp, Inc.	3,535	185,552
Guaranty Bancshares, Inc.	3,276	95,528
Hancock Whitney Corp.	34,709	1,621,952
Hanmi Financial Corp.	12,171	191,815
HarborOne Bancorp, Inc.	16,128	167,892
HBT Financial, Inc.	5,311	103,565
Heartland Financial USA, Inc.	16,906	743,188
Heritage Commerce Corp.	23,687	193,049
Heritage Financial Corp.	13,872	251,499
Hilltop Holdings, Inc.	18,674	571,238
Home BancShares, Inc.	75,521	1,776,254
HomeStreet, Inc.	7,238	66,083
Hope Bancorp, Inc.	46,158	486,044
Horizon Bancorp, Inc.	17,248	210,771
Independent Bank Corp.	17,675	897,713
Independent Bank Corp.	7,968	199,678
Independent Bank Group, Inc.	14,469	666,153
International Bancshares Corp.	21,486	1,221,049
John Marshall Bancorp, Inc.	4,981	85,872
Kearny Financial Corp.	22,156	125,625
Lakeland Financial Corp.	9,930	615,958
LCNB Corp.	4,715	66,482
Live Oak Bancshares, Inc.	13,453	463,859
Macatawa Bank Corp.	10,520	147,911
Mainstreet Bancshares, Inc.	2,783	47,033
Mercantile Bank Corp.	6,272	240,280
Merchants Bancorp	6,344	254,077
Metrocity Bankshares, Inc.	7,304	180,044
Metropolitan Bank Holding Corp.†	4,134	173,835
Mid Penn Bancorp, Inc.	5,686	121,680
Middlefield Banc Corp.#	3,141	66,275
Midland States Bancorp, Inc.	8,314	188,894
MidWestOne Financial Group, Inc.	5,689	121,802
MVB Financial Corp.	4,537	84,978
National Bank Holdings Corp., Class A	14,731	537,240
National Bankshares, Inc.	2,309	71,025
NBT Bancorp, Inc.	18,323	681,249
Nicolet Bankshares, Inc.	5,243	422,219
Northeast Bank	2,687	149,370
Northeast Community Bancorp, Inc.#	4,976	84,891
Northrim BanCorp, Inc.	2,152	125,698
Norwood Financial Corp.	2,909	73,627
Oak Valley Bancorp	2,691	64,100
OFG Bancorp	18,457	685,862
Old National Bancorp	126,017	2,153,631
Old Second Bancorp, Inc.	17,353	250,924
Orange County Bancorp, Inc.	2,042	100,119
Origin Bancorp, Inc.	11,671	364,952
Orrstown Financial Services, Inc.	4,092	106,842
Park National Corp.	5,732	787,921
Parke Bancorp, Inc.	4,180	67,841
Pathward Financial, Inc.	10,431	556,077
PCB Bancorp	4,360	66,359
Peapack-Gladstone Financial Corp.	6,746	146,388
Penns Woods Bancorp, Inc.	2,914	57,901
Peoples Bancorp, Inc.	13,957	406,847

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Financial Services Corp.	2,742	$ 106,911
Pioneer Bancorp, Inc.†	4,663	46,630
Plumas Bancorp	2,186	76,335
Ponce Financial Group, Inc.†	7,779	72,811
Preferred Bank	5,103	381,296
Premier Financial Corp.	14,139	278,680
Primis Financial Corp.	8,100	84,969
Princeton Bancorp, Inc.	2,031	62,169
QCR Holdings, Inc.	6,592	373,569
RBB Bancorp	6,569	120,673
Red River Bancshares, Inc.	1,903	87,272
Renasant Corp.	22,077	664,959
Republic Bancorp, Inc., Class A	3,401	176,138
S&T Bancorp, Inc.	15,252	486,691
Sandy Spring Bancorp, Inc.	17,535	411,020
Seacoast Banking Corp. of Florida	33,690	797,442
ServisFirst Bancshares, Inc.	20,376	1,259,237
Shore Bancshares, Inc.	11,912	134,725
Sierra Bancorp	5,387	113,235
Simmons First National Corp., Class A	49,647	862,865
SmartFinancial, Inc.	6,337	146,638
South Plains Financial, Inc.	4,628	125,650
Southern First Bancshares, Inc.†	3,067	84,250
Southern States Bancshares, Inc.	3,036	80,545
Southside Bancshares, Inc.	11,486	307,940
SouthState Corp.	30,452	2,354,244
Stellar Bancorp, Inc.	19,467	439,760
Sterling Bancorp, Inc.†	8,697	43,311
Stock Yards Bancorp, Inc.	10,854	508,510
Texas Capital Bancshares, Inc.†	18,903	1,139,473
Third Coast Bancshares, Inc.†	5,149	108,592
Tompkins Financial Corp.	5,543	260,022
Towne Bank	28,067	763,142
TriCo Bancshares	12,423	473,068
Triumph Financial, Inc.#†	8,888	660,378
TrustCo Bank Corp.	7,438	206,776
Trustmark Corp.	24,337	709,424
UMB Financial Corp.	17,713	1,460,260
United Bankshares, Inc.	52,341	1,697,942
United Community Banks, Inc.	46,236	1,186,416
Unity Bancorp, Inc.	2,878	80,526
Univest Financial Corp.	11,598	252,836
USCB Financial Holdings, Inc.	4,205	50,796
Valley National Bancorp	172,669	1,231,130
Veritex Holdings, Inc.	20,982	428,033
Virginia National Bankshares Corp.#	1,888	55,243
Walker & Dunlop, Inc.	12,722	1,221,185
Washington Trust Bancorp, Inc.	6,764	177,555
WesBanco, Inc.	23,074	636,842
West BanCorp, Inc.#	6,480	112,234
Westamerica BanCorp	10,354	505,482
		79,706,573
Beverages — 0.5%
BRC, Inc., Class A#†	16,343	94,789
Coca-Cola Consolidated, Inc.	1,909	1,872,805
Duckhorn Portfolio, Inc.#†	21,326	172,101
MGP Ingredients, Inc.#	6,342	492,266
National Beverage Corp.†	9,479	437,930
Primo Water Corp.	62,585	1,411,918
Vita Coco Co., Inc.†	15,066	438,571
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Westrock Coffee Co.#†	11,353	$ 117,844
Zevia PBC, Class A†	10,124	8,623
		5,046,847
Biotechnology — 6.7%
2seventy Bio, Inc.#†	20,073	84,909
4D Molecular Therapeutics, Inc.†	16,235	389,153
89bio, Inc.†	31,600	249,640
Aadi Bioscience, Inc.†	6,481	11,666
ACADIA Pharmaceuticals, Inc.†	49,012	740,081
Acrivon Therapeutics, Inc.†	4,879	37,666
Actinium Pharmaceuticals, Inc.†	11,076	90,269
Adicet Bio, Inc.†	21,342	30,946
ADMA Biologics, Inc.†	85,192	813,584
Aerovate Therapeutics, Inc.†	4,467	77,949
Agenus, Inc.#†	7,615	119,479
Akero Therapeutics, Inc.†	24,592	462,821
Aldeyra Therapeutics, Inc.#†	18,613	71,846
Allakos, Inc.#†	26,849	33,561
Allogene Therapeutics, Inc.†	37,762	94,405
Allovir, Inc.†	20,345	15,358
Altimmune, Inc.#†	21,538	161,750
ALX Oncology Holdings, Inc.†	10,542	112,061
Amicus Therapeutics, Inc.†	115,988	1,136,682
AnaptysBio, Inc.†	7,487	179,239
Anavex Life Sciences Corp.#†	28,888	117,285
ANI Pharmaceuticals, Inc.†	5,877	381,417
Annexon, Inc.†	26,920	130,024
Apogee Therapeutics, Inc.†	16,535	754,657
Arbutus Biopharma Corp.#†	50,633	170,127
Arcellx, Inc.†	15,329	797,108
Arcturus Therapeutics Holdings, Inc.†	9,318	361,632
Arcus Biosciences, Inc.†	21,495	323,930
Arcutis Biotherapeutics, Inc.†	31,606	264,226
Ardelyx, Inc.†	92,138	632,067
ArriVent Biopharma, Inc.†	3,929	76,262
Arrowhead Pharmaceuticals, Inc.†	46,411	1,065,132
ARS Pharmaceuticals, Inc.†	9,811	87,122
Astria Therapeutics, Inc.†	19,920	188,642
Atara Biotherapeutics, Inc.†	38,706	21,710
Atea Pharmaceuticals, Inc.†	30,636	112,434
Aura Biosciences, Inc.†	14,255	104,774
Aurinia Pharmaceuticals, Inc.#†	54,119	293,325
Avid Bioservices, Inc.†	25,076	202,865
Avidity Biosciences, Inc.†	29,562	794,035
Axsome Therapeutics, Inc.#†	14,248	1,046,231
Beam Therapeutics, Inc.†	29,809	710,050
BioAtla, Inc.#†	17,677	26,692
BioCryst Pharmaceuticals, Inc.#†	75,752	489,358
Biohaven, Ltd.†	27,341	959,669
Biomea Fusion, Inc.#†	7,939	83,518
BioVie, Inc.†	5,234	2,384
Bluebird Bio, Inc.#†	76,527	69,134
Blueprint Medicines Corp.†	24,304	2,565,530
Bridgebio Pharma, Inc.†	46,620	1,305,826
Cabaletta Bio, Inc.†	13,762	140,235
Cara Therapeutics, Inc.†	18,691	12,138
Cargo Therapeutics, Inc.†	8,594	163,286
Caribou Biosciences, Inc.†	32,718	94,228
Carisma Therapeutics, Inc.#†	10,655	14,171
Cartesian Therapeutics, Inc.#†	1,519	52,740
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	8,055
Cassava Sciences, Inc.#†	16,079	354,220

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celcuity, Inc.†	7,301	$ 115,356
Celldex Therapeutics, Inc.†	24,838	827,105
Century Therapeutics, Inc.†	9,360	27,799
Cerevel Therapeutics Holdings, Inc.†	28,620	1,165,979
CG oncology, Inc.†	9,295	302,831
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,758
Cogent Biosciences, Inc.#†	33,195	265,892
Compass Therapeutics, Inc.†	36,470	51,423
Crinetics Pharmaceuticals, Inc.†	26,362	1,170,736
Cue Biopharma, Inc.#†	14,382	23,443
Cullinan Therapeutics, Inc.†	10,333	242,826
Cytek Biosciences, Inc.#†	48,437	272,700
Cytokinetics, Inc.†	42,000	2,037,420
Day One Biopharmaceuticals, Inc.†	25,038	332,254
Deciphera Pharmaceuticals, Inc.†	21,359	545,509
Denali Therapeutics, Inc.†	47,720	885,683
Design Therapeutics, Inc.†	13,096	53,039
Disc Medicine, Inc.†	3,770	127,992
Dynavax Technologies Corp.†	51,799	621,070
Dyne Therapeutics, Inc.†	27,147	865,446
Edgewise Therapeutics, Inc.†	23,045	394,761
Editas Medicine, Inc.†	32,875	170,950
Emergent BioSolutions, Inc.#†	20,783	118,463
Entrada Therapeutics, Inc.#†	8,552	132,299
Erasca, Inc.†	32,249	81,267
Evolus, Inc.†	16,765	216,771
EyePoint Pharmaceuticals, Inc.†	14,903	159,611
Fate Therapeutics, Inc.†	33,869	124,638
FibroGen, Inc.†	36,903	44,284
Forafric Global PLC#†	2,121	23,564
Genelux Corp.#†	7,625	20,664
Generation Bio Co.†	18,097	57,548
Geron Corp.†	204,753	726,873
Guardant Health, Inc.†	45,146	1,223,457
Halozyme Therapeutics, Inc.†	51,899	2,298,607
Harvard Bioscience, Inc.†	16,202	51,360
HilleVax, Inc.†	10,478	127,203
Humacyte, Inc.#†	24,473	183,058
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	26,298	961,192
IGM Biosciences, Inc.†	5,310	44,232
Ikena Oncology, Inc.†	12,371	21,897
ImmunityBio, Inc.#†	52,986	340,170
Immunovant, Inc.†	21,563	547,485
Inhibrx Biosciences, Inc.†	3,431	55,754
Inhibrx. Inc. CVR†(1)	13,726	8,922
Innoviva, Inc.†	23,320	368,223
Inozyme Pharma, Inc.#†	19,079	91,961
Insmed, Inc.†	55,244	3,041,182
Intellia Therapeutics, Inc.†	35,826	765,960
Intra-Cellular Therapies, Inc.†	40,122	2,697,803
Iovance Biotherapeutics, Inc.#†	94,837	842,153
iTeos Therapeutics, Inc.†	9,903	165,776
Janux Therapeutics, Inc.†	6,912	369,792
Karyopharm Therapeutics, Inc.†	45,262	43,863
Keros Therapeutics, Inc.†	10,261	480,933
Kezar Life Sciences, Inc.†	28,521	19,794
Kiniksa Pharmaceuticals, Ltd., Class A†	12,703	241,484
Kodiak Sciences, Inc.†	12,962	41,219
Krystal Biotech, Inc.†	8,638	1,382,512
Kymera Therapeutics, Inc.†	16,296	523,265
Larimar Therapeutics, Inc.†	10,400	83,200
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
LENZ Therapeutics, Inc.	1,600	$ 24,464
Lexeo Therapeutics, Inc.#†	4,097	68,133
Lexicon Pharmaceuticals, Inc.†	37,025	62,943
Ligand Pharmaceuticals, Inc.†	6,733	572,642
Lineage Cell Therapeutics, Inc.#†	53,031	53,031
Liquidia Corp.†	20,116	258,893
MacroGenics, Inc.†	24,322	99,477
MeiraGTx Holdings PLC†	13,032	63,857
Mersana Therapeutics, Inc.†	44,308	103,238
Mineralys Therapeutics, Inc.†	7,763	99,134
Monte Rosa Therapeutics, Inc.†	12,363	50,936
Mural Oncology PLC†	6,631	22,280
Myriad Genetics, Inc.†	35,052	797,784
NeoGenomics, Inc.†	50,928	698,223
Neumora Therapeutics, Inc.†	5,945	58,856
Nkarta, Inc.#†	12,084	82,050
Novavax, Inc.#†	45,275	680,483
Nurix Therapeutics, Inc.†	19,024	299,628
Nuvalent, Inc., Class A†	10,621	696,950
Nuvation Bio, Inc.†	58,219	180,479
Ocean Biomedical, Inc.†	3,468	5,098
Olema Pharmaceuticals, Inc.#†	10,729	103,857
Omega Therapeutics, Inc.#†	9,740	19,285
Omeros Corp.#†	24,329	81,745
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	28,073	77,201
Ovid therapeutics, Inc.†	23,830	72,920
PDS Biotechnology Corp.#†	11,314	33,716
PepGen, Inc.†	4,016	65,581
Phathom Pharmaceuticals, Inc.#†	12,814	120,708
Pliant Therapeutics Inc†	22,839	277,037
Poseida Therapeutics, Inc.#†	27,161	81,211
Precigen, Inc.#†	52,610	73,654
Prelude Therapeutics Inc†	5,947	22,896
Prime Medicine, Inc.†	15,809	102,442
ProKidney Corp.#†	17,983	62,581
Protalix BioTherapeutics, Inc.#†	27,020	30,533
Prothena Corp. PLC†	16,863	350,919
PTC Therapeutics, Inc.†	28,795	1,046,986
Radius Health, Inc. CVR†(1)	16,856	1,348
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rallybio Corp.†	12,218	20,404
RAPT Therapeutics, Inc.†	11,803	47,330
Recursion Pharmaceuticals, Inc., Class A#†	55,677	461,006
REGENXBIO, Inc.†	16,422	235,656
Relay Therapeutics, Inc.†	37,859	242,676
Replimune Group, Inc.#†	19,760	104,135
REVOLUTION Medicines, Inc.†	55,745	2,136,706
Rigel Pharmaceuticals, Inc.†	68,390	66,872
Rocket Pharmaceuticals, Inc.†	25,072	534,535
Sage Therapeutics, Inc.†	21,128	234,732
Sana Biotechnology, Inc.†	38,347	287,603
Sangamo Therapeutics, Inc.†	59,538	33,603
Savara, Inc.†	36,102	147,657
Scholar Rock Holding Corp.†	23,035	216,299
Scilex Holding Co.†	23,302	25,166
Seer, Inc.†	23,431	42,176
SpringWorks Therapeutics, Inc.†	27,369	1,134,719
Stoke Therapeutics, Inc.†	11,141	162,881
Sutro Biopharma, Inc.†	24,341	102,841
Syndax Pharmaceuticals, Inc.†	31,489	606,793

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tango Therapeutics, Inc.†	17,841	$ 123,460
Tarsus Pharmaceuticals, Inc.†	11,639	383,621
Tela Bio, Inc.†	6,467	35,763
Tenaya Therapeutics, Inc.†	18,565	78,159
Terns Pharmaceuticals, Inc.†	17,329	104,147
TG Therapeutics, Inc.#†	55,419	903,330
Theravance Biopharma, Inc.#†	19,415	167,357
Theseus Pharmaceuticals, Inc. CVR†(1)	7,767	78
Third Harmonic Bio, Inc.†	7,785	103,618
Travere Therapeutics, Inc.#†	29,113	216,018
Turnstone Biologics Corp.#†	6,176	16,119
Tyra Biosciences, Inc.†	5,589	90,654
UroGen Pharma, Ltd.#†	11,081	147,377
Ventyx Biosciences, Inc.†	18,703	89,400
Vera Therapeutics, Inc.#†	16,027	608,866
Veracyte, Inc.†	29,094	603,701
Vericel Corp.†	19,034	907,922
Verve Therapeutics, Inc.†	26,329	136,648
Vigil Neuroscience, Inc.†	6,422	20,422
Viking Therapeutics, Inc.†	40,923	2,547,866
Vir Biotechnology, Inc.†	33,469	343,727
Viridian Therapeutics, Inc.†	19,879	237,554
Vor BioPharma, Inc.†	15,253	20,592
Wave Life Sciences, Ltd.†	29,389	181,624
X4 Pharmaceuticals, Inc.#†	50,062	50,563
Xencor, Inc.†	23,180	550,757
XOMA Corp.†	2,922	75,358
Zentalis Pharmaceuticals, Inc.†	23,274	276,495
Zevra Therapeutics, Inc. †	14,534	67,583
Zura Bio, Ltd.†	6,808	35,742
Zymeworks, Inc.†	22,344	189,477
		72,892,072
Building Materials — 2.2%
AAON, Inc.	27,095	2,033,480
American Woodmark Corp.†	6,416	552,482
Apogee Enterprises, Inc.	8,837	574,140
Aspen Aerogels, Inc.†	20,424	611,086
Boise Cascade Co.	15,885	2,180,852
Gibraltar Industries, Inc.†	12,224	922,423
Griffon Corp.	15,742	1,063,215
JELD-WEN Holding, Inc.†	34,044	528,022
Knife River Corp.†	22,630	1,600,167
LSI Industries, Inc.	11,201	177,872
Masterbrand, Inc.†	51,172	855,084
Modine Manufacturing Co.†	20,579	2,076,833
Simpson Manufacturing Co., Inc.	17,167	2,848,349
SmartRent, Inc.#†	75,069	177,163
SPX Technologies, Inc.†	17,655	2,461,460
Summit Materials, Inc., Class A†	47,777	1,846,103
UFP Industries, Inc.	24,022	2,870,148
		23,378,879
Chemicals — 2.0%
AdvanSix, Inc.	10,423	247,025
American Vanguard Corp.	10,542	91,610
Arcadium Lithium PLC#†	409,198	1,812,747
Avient Corp.	36,168	1,615,986
Balchem Corp.	12,794	1,965,158
Cabot Corp.	21,755	2,225,537
Codexis, Inc.†	27,862	94,174
Danimer Scientific, Inc.†	35,071	27,345
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Ecovyst, Inc.†	37,005	$ 344,147
H.B. Fuller Co.	21,641	1,723,273
Hawkins, Inc.	7,739	675,769
Ingevity Corp.†	14,619	714,138
Innospec, Inc.	9,978	1,305,122
Intrepid Potash, Inc.#†	4,249	114,001
Koppers Holdings, Inc.	8,064	357,477
Kronos Worldwide, Inc.	8,827	125,432
Lightwave Logic, Inc.#†	46,829	144,233
Mativ Holdings, Inc.	21,466	385,744
Minerals Technologies, Inc.	13,015	1,129,051
Oil-Dri Corp. of America	1,962	163,945
Origin Materials, Inc.#†	46,715	54,189
Orion SA	22,147	550,796
Perimeter Solutions SA†	60,337	458,561
Quaker Chemical Corp.	5,554	1,007,218
Rayonier Advanced Materials, Inc.†	25,489	144,013
Rogers Corp.†	6,925	817,150
Sensient Technologies Corp.	16,834	1,307,497
Stepan Co.	8,520	742,688
Trinseo PLC#	13,990	53,582
Tronox Holdings PLC	46,820	927,504
Valhi, Inc.#	965	18,769
		21,343,881
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	4,619	1,456,879
Arch Resources, Inc.	7,199	1,252,122
CONSOL Energy, Inc.#	12,220	1,266,847
Hallador Energy Co.#†	9,130	81,896
NACCO Industries, Inc., Class A	1,678	55,844
Peabody Energy Corp.#	45,149	1,118,792
Ramaco Resources, Inc.	1,782	19,406
Ramaco Resources, Inc.	8,911	126,091
SunCoke Energy, Inc.	33,419	352,571
Warrior Met Coal, Inc.	20,689	1,415,748
		7,146,196
Commercial Services — 4.7%
2U, Inc.†	32,047	8,925
Aaron's Co., Inc.	12,037	102,074
ABM Industries, Inc.	25,190	1,190,731
Acacia Research Corp.†	15,191	84,766
Adtalem Global Education, Inc.†	15,641	1,007,124
AirSculpt Technologies, Inc.#†	4,921	20,225
Alarm.com Holdings, Inc.†	19,160	1,253,256
Alight, Inc., Class A†	165,693	1,284,121
Alta Equipment Group, Inc.	9,223	77,842
AMN Healthcare Services, Inc.†	15,239	852,470
API Group Corp.†	83,665	2,981,821
Arlo Technologies, Inc.†	35,785	508,505
Barrett Business Services, Inc.	2,602	344,349
BrightView Holdings, Inc.†	16,537	228,376
Brink's Co.	17,876	1,845,518
Cadiz, Inc.#†	16,208	49,110
Carriage Services, Inc.	5,360	144,130
Cass Information Systems, Inc.	5,471	231,642
CBIZ, Inc.†	19,168	1,453,318
Chegg, Inc.†	45,528	174,372
Cimpress PLC†	7,201	594,155
Cipher Mining, Inc.†	17,217	63,875
Cleanspark, Inc.#†	77,092	1,238,868
CompoSecure, Inc.#	6,678	42,372

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoreCivic, Inc.†	45,470	$ 729,794
Coursera, Inc.†	52,911	402,124
CPI Card Group, Inc.†	1,702	44,575
CRA International, Inc.	2,717	478,111
Cross Country Healthcare, Inc.†	13,420	202,910
Custom Truck One Source, Inc.†	22,352	106,619
Deluxe Corp.	17,405	395,616
Distribution Solutions Group, Inc.†	4,005	133,687
Emerald Holding, Inc.†	6,240	35,568
Ennis, Inc.	10,191	214,317
European Wax Center, Inc., Class A#†	13,648	154,495
EVERTEC, Inc.	26,133	913,871
First Advantage Corp.	21,617	347,169
FiscalNote Holdings, Inc.†	23,880	30,566
Flywire Corp.†	42,495	728,789
Forrester Research, Inc.†	4,697	84,499
Franklin Covey Co.†	4,648	171,976
GEO Group, Inc.†	48,171	700,406
Graham Holdings Co., Class B	1,391	1,046,630
Green Dot Corp., Class A†	18,572	184,049
Hackett Group, Inc.	9,997	223,033
Healthcare Services Group, Inc.†	29,761	320,824
Heidrick & Struggles International, Inc.	7,927	271,738
Herc Holdings, Inc.	11,306	1,640,161
HireQuest, Inc.	2,142	27,910
Huron Consulting Group, Inc.†	7,433	656,408
I3 Verticals, Inc., Class A†	9,006	175,437
ICF International, Inc.	7,488	1,068,912
Information Services Group, Inc.	14,029	44,753
Insperity, Inc.	14,221	1,347,013
John Wiley & Sons, Inc., Class A	14,394	524,661
Kelly Services, Inc., Class A	12,500	271,750
Kforce, Inc.	7,524	465,058
Korn Ferry	20,864	1,375,772
Laureate Education, Inc.	52,394	820,490
Legalzoom.com, Inc.†	53,477	469,528
Lincoln Educational Services Corp.†	9,466	110,942
LiveRamp Holdings, Inc.†	25,821	807,939
Marathon Digital Holdings, Inc.†	89,597	1,748,933
MarketWise, Inc.	12,885	16,751
Marqeta, Inc., Class A†	188,591	1,003,304
Matthews International Corp., Class A	11,881	336,589
Medifast, Inc.	4,292	110,476
Monro, Inc.	11,866	280,631
National Research Corp.	5,757	161,657
Payoneer Global, Inc.†	105,959	634,694
Paysafe, Ltd.†	12,977	235,922
Perdoceo Education Corp.	26,122	587,745
Performant Financial Corp.†	27,385	84,072
Priority Technology Holdings, Inc.†	7,058	32,255
PROG Holdings, Inc.	17,717	669,525
Progyny, Inc.†	31,765	856,067
Quad/Graphics, Inc.	12,241	57,778
Remitly Global, Inc.†	54,389	706,785
Rent the Runway, Inc.†	1,026	24,624
Repay Holdings Corp.†	33,161	322,988
Resources Connection, Inc.	12,967	148,472
Riot Platforms, Inc.†	79,060	770,044
Sabre Corp.#†	132,435	414,522
SoundThinking, Inc.†	3,947	63,428
Sterling Check Corp.†	12,216	187,882
StoneCo., Ltd., Class A†	116,402	1,611,004
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Strategic Education, Inc.	9,050	$ 1,026,451
Stride, Inc.†	16,962	1,164,611
Target Hospitality Corp.†	12,497	141,966
Transcat, Inc.†	3,278	417,617
TriNet Group, Inc.	12,803	1,331,128
TrueBlue, Inc.†	12,155	131,274
Udemy, Inc.†	35,831	316,746
Universal Technical Institute, Inc.†	15,808	249,924
Upbound Group, Inc.	21,394	702,151
V2X, Inc.†	4,610	221,787
Viad Corp.†	8,139	284,458
Willdan Group, Inc.†	4,929	160,094
WW International, Inc.#†	21,793	36,176
ZipRecruiter, Inc., Class A†	27,046	273,435
		51,034,011
Computers — 3.3%
3D Systems Corp.†	52,239	183,881
ASGN, Inc.†	18,440	1,731,700
Cantaloupe, Inc.†	22,920	164,107
Conduent, Inc.†	68,793	240,776
Corsair Gaming, Inc.†	14,772	171,207
Cricut, Inc.	19,118	119,105
Desktop Metal, Inc., Class A#†	113,492	63,975
ExlService Holdings, Inc.†	64,665	1,930,897
Grid Dynamics Holdings, Inc.†	22,522	213,959
Insight Enterprises, Inc.†	11,246	2,198,593
Integral Ad Science Holding Corp.†	26,945	249,511
Maximus, Inc.	24,327	2,094,555
Mitek Systems, Inc.#†	17,408	218,470
NetScout Systems, Inc.†	27,288	560,496
NextNav, Inc.#†	22,390	176,769
OneSpan, Inc.†	16,020	210,983
PAR Technology Corp.#†	10,898	486,269
Parsons Corp.†	16,505	1,256,856
PlayAGS, Inc.†	15,120	174,636
Presto Automation, Inc.†	1,665	178
Qualys, Inc.†	14,877	2,092,004
Rapid7, Inc.†	24,249	876,359
Rimini Street, Inc.†	20,896	53,703
Super Micro Computer, Inc.†	20,346	15,961,640
System1, Inc.#†	13,077	16,739
Tenable Holdings, Inc.†	46,534	1,963,269
Thoughtworks Holding, Inc.#†	37,005	102,134
TTEC Holdings, Inc.	7,774	48,821
Unisys Corp.†	26,572	113,994
Varonis Systems, Inc.†	43,473	1,867,600
Velo3D, Inc.†	36,725	5,509
Vuzix Corp.#†	23,591	31,612
		35,580,307
Cosmetics/Personal Care — 0.5%
Beauty Health Co.#†	32,364	71,524
e.l.f. Beauty, Inc.†	21,582	4,033,892
Edgewell Personal Care Co.	19,928	768,822
Inter Parfums, Inc.	7,341	879,305
Waldencast PLC, Class A†	11,123	47,384
		5,800,927
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.#	7,506	284,778
EVI Industries, Inc.	2,591	54,281
G-III Apparel Group, Ltd.†	16,521	496,621
Global Industrial Co.	5,241	181,391

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
H&E Equipment Services, Inc.	12,858	$ 609,084
Hudson Technologies, Inc.†	17,523	156,130
MRC Global, Inc.†	33,551	445,893
OPENLANE, Inc.†	42,707	736,696
Resideo Technologies, Inc.†	58,574	1,265,198
Rush Enterprises, Inc., Class A	24,263	1,094,989
Rush Enterprises, Inc., Class B	3,645	154,074
ScanSource, Inc.†	9,887	468,940
ThredUp, Inc., Class A#†	29,480	59,255
Titan Machinery, Inc.†	8,230	154,889
VSE Corp.	5,235	428,537
		6,590,756
Diversified Financial Services — 2.8%
AlTi Global, Inc.#†	9,388	44,781
Artisan Partners Asset Management, Inc., Class A	24,571	1,081,861
AssetMark Financial Holdings, Inc.†	8,788	302,219
Atlanticus Holdings Corp.†	1,852	47,596
B. Riley Financial, Inc.#	8,165	195,633
Bakkt Holdings, Inc.#†	1,137	20,011
BGC Group, Inc., Class A	143,194	1,241,492
Bread Financial Holdings, Inc.	19,869	829,729
BrightSphere Investment Group, Inc.	13,023	288,720
Brookfield Business Corp., Class A	10,391	213,535
Cohen & Steers, Inc.#	10,399	730,946
Columbia Financial, Inc.†	11,872	172,144
Consumer Portfolio Services, Inc.†	3,411	28,243
Diamond Hill Investment Group, Inc.	1,095	164,294
Enact Holdings, Inc.	11,841	363,637
Encore Capital Group, Inc.†	9,293	411,122
Enova International, Inc.†	11,336	698,864
Federal Agricultural Mtg. Corp., Class C	3,650	637,545
Finance of America Cos., Inc., Class A†	21,353	12,359
First Western Financial, Inc.†	3,203	54,067
Forge Global Holdings, Inc.†	43,916	69,387
FTAI Aviation, Ltd.	39,811	3,356,864
GCM Grosvenor, Inc., Class A	17,000	170,850
Hamilton Lane, Inc., Class A	14,613	1,833,785
International Money Express, Inc.†	12,602	262,878
LendingClub Corp.†	43,416	387,271
LendingTree, Inc.†	4,255	182,922
Moelis & Co., Class A	26,718	1,512,506
Mr. Cooper Group, Inc.†	25,797	2,151,470
Navient Corp.	33,360	502,735
Nelnet, Inc., Class A	5,159	534,782
NerdWallet, Inc., Class A†	13,510	188,464
Ocwen Financial Corp.†	2,568	62,942
OppFi, Inc.	4,300	13,889
Pagseguro Digital, Ltd.†	79,405	972,711
Paysign, Inc.†	13,049	59,112
PennyMac Financial Services, Inc.	10,204	924,993
Perella Weinberg Partners	16,813	259,593
Piper Sandler Cos.	6,938	1,469,330
PJT Partners, Inc., Class A#	9,490	1,012,298
PRA Group, Inc.†	15,445	333,303
Radian Group, Inc.	61,462	1,920,073
Regional Management Corp.	3,219	88,523
Security National Financial Corp., Class A†	5,043	40,546
Silvercrest Asset Management Group, Inc., Class A	3,774	57,667
StepStone Group, Inc., Class A	22,018	945,453
StoneX Group, Inc.†	10,839	813,684
SWK Holdings Corp.#†	1,473	25,380
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Upstart Holdings, Inc.#†	29,679	$ 733,665
Velocity Financial, Inc.†	3,500	64,750
Victory Capital Holdings, Inc., Class A	10,718	557,658
Virtus Investment Partners, Inc.	2,732	624,508
WisdomTree, Inc.	55,184	550,184
World Acceptance Corp.†	1,626	208,925
		30,431,899
Electric — 1.3%
ALLETE, Inc.	23,116	1,459,775
Altus Power, Inc.#†	25,542	103,445
Ameresco, Inc., Class A†	12,859	469,611
Avista Corp.	31,011	1,146,787
Black Hills Corp.	27,344	1,543,569
FTC Solar, Inc.#†	28,632	14,834
Genie Energy, Ltd., Class B	7,902	120,584
MGE Energy, Inc.	14,593	1,169,337
Northwestern Energy Group, Inc.	24,655	1,281,074
Ormat Technologies, Inc.	21,623	1,630,374
Otter Tail Corp.	16,512	1,493,841
PNM Resources, Inc.	34,291	1,314,717
Portland General Electric Co.	40,662	1,811,899
Unitil Corp.	6,379	341,213
		13,901,060
Electrical Components & Equipment — 0.9%
Belden, Inc.	16,662	1,594,387
Blink Charging Co.#†	22,502	69,981
Encore Wire Corp.	6,013	1,736,133
Energizer Holdings, Inc.	28,656	820,135
EnerSys	16,320	1,759,949
ESS Tech, Inc.#†	36,463	27,180
Insteel Industries, Inc.	7,494	246,328
nLight, Inc.†	17,903	235,424
Novanta, Inc.†	14,320	2,322,131
Powell Industries, Inc.	3,704	666,201
		9,477,849
Electronics — 2.3%
Advanced Energy Industries, Inc.#	15,045	1,616,284
Akoustis Technologies, Inc.†	38,084	8,188
Allient, Inc.	5,172	140,161
Atkore, Inc.	14,893	2,265,970
Atmus Filtration Technologies, Inc.†	33,664	1,038,198
Badger Meter, Inc.	11,766	2,270,367
Bel Fuse, Inc., Class B	4,183	285,281
Benchmark Electronics, Inc.	14,144	609,182
Comtech Telecommunications Corp.†	11,145	27,751
CTS Corp.	12,390	656,050
Enovix Corp.#†	55,421	588,571
ESCO Technologies, Inc.	10,242	1,117,709
Evolv Technologies Holdings, Inc.†	45,609	130,442
FARO Technologies, Inc.†	7,583	142,030
GoPro, Inc., Class A†	50,437	76,664
Itron, Inc.†	18,218	1,959,346
Kimball Electronics, Inc.†	9,577	219,505
Knowles Corp.†	35,511	622,153
Mesa Laboratories, Inc.	2,061	197,238
MicroVision, Inc.#†	76,310	90,046
Mirion Technologies, Inc.†	80,115	870,049
Napco Security Technologies, Inc.#	13,276	659,153
NEXTracker, Inc., Class A†	50,325	2,776,430
NVE Corp.	1,906	147,772
OSI Systems, Inc.†	6,438	925,398

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Plexus Corp.†	10,977	$ 1,209,007
Sanmina Corp.†	22,037	1,510,416
SKYX Platforms Corp.#†	25,051	22,796
Stoneridge, Inc.†	10,579	167,889
TTM Technologies, Inc.†	40,770	758,322
Turtle Beach Corp.†	6,527	108,218
Vicor Corp.†	8,868	310,291
Vishay Intertechnology, Inc.	50,868	1,202,011
		24,728,888
Energy-Alternate Sources — 0.3%
Array Technologies, Inc.†	60,574	858,939
Energy Vault Holdings, Inc.#†	39,592	51,866
Eos Energy Enterprises, Inc.†	61,269	43,605
Fluence Energy, Inc.#†	23,442	589,097
FuelCell Energy, Inc.#†	181,837	163,290
FutureFuel Corp.	10,447	44,713
Gevo, Inc.#†	94,656	64,716
Green Plains, Inc.†	23,593	405,092
Maxeon Solar Technologie, Ltd.#†	11,757	22,103
Montauk Renewables, Inc.†	26,648	142,833
REX American Resources Corp.†	6,200	309,938
Shoals Technologies Group, Inc., Class A†	68,575	539,685
Stem, Inc.#†	56,934	75,722
Sunnova Energy International, Inc.#†	42,503	221,866
SunPower Corp.#†	34,908	116,593
TPI Composites, Inc.#†	16,545	90,667
Verde Clean Fuels, Inc.†	252	1,197
		3,741,922
Engineering & Construction — 2.0%
908 Devices, Inc.†	8,856	55,793
Arcosa, Inc.	19,402	1,705,630
Bowman Consulting Group, Ltd.†	4,315	139,245
Comfort Systems USA, Inc.	14,158	4,634,480
Concrete Pumping Holdings, Inc.†	10,055	72,094
Construction Partners, Inc., Class A†	17,146	998,069
Dycom Industries, Inc.†	11,463	2,062,882
Exponent, Inc.	20,254	1,926,561
Fluor Corp.†	57,042	2,475,623
Frontdoor, Inc.†	32,433	1,147,155
Granite Construction, Inc.	17,639	1,098,733
Great Lakes Dredge & Dock Corp.†	26,215	239,867
IES Holdings, Inc.†	3,275	499,274
INNOVATE Corp.†	27,893	17,026
Iteris, Inc.†	17,072	77,336
Latham Group, Inc.†	15,527	59,934
Limbach Holdings, Inc.†	3,679	209,997
Mistras Group, Inc.†	8,324	71,170
MYR Group, Inc.†	6,574	1,019,364
NV5 Global, Inc.†	5,559	522,435
Primoris Services Corp.	21,233	1,162,719
Southland Holdings, Inc.†	1,617	9,524
Sterling Infrastructure, Inc.†	11,976	1,471,491
Tutor Perini Corp.†	16,971	374,380
		22,050,782
Entertainment — 1.1%
Accel Entertainment, Inc.†	21,319	211,271
Atlanta Braves Holdings, Inc., Class A†	4,014	168,708
Atlanta Braves Holdings, Inc., Class C†	18,210	727,854
Bally's Corp.#†	11,791	143,261
Cinemark Holdings, Inc.†	43,956	759,120
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Everi Holdings, Inc.†	32,529	$ 235,185
Golden Entertainment, Inc.	8,093	244,975
IMAX Corp.†	17,962	295,295
International Game Technology PLC	43,427	857,249
Light & Wonder, Inc.#†	36,143	3,450,934
Lions Gate Entertainment Corp., Class A†	23,298	193,606
Lions Gate Entertainment Corp., Class B†	48,175	371,911
Loop Media, Inc.†	15,697	3,122
Madison Square Garden Entertainment Corp.†	15,889	564,695
Monarch Casino & Resort, Inc.	5,386	360,700
RCI Hospitality Holdings, Inc.	3,496	156,411
Red Rock Resorts, Inc., Class A	19,038	975,698
Reservoir Media, Inc.#†	7,933	63,781
Rush Street Interactive, Inc.†	25,838	231,250
Six Flags Entertainment Corp.#†	29,181	742,657
Super Group SGHC, Ltd.#†	54,539	197,977
United Parks & Resorts, Inc.†	14,545	760,558
		11,716,218
Environmental Control — 0.4%
374Water, Inc.†	24,659	31,564
Casella Waste Systems, Inc., Class A†	22,581	2,271,423
CECO Environmental Corp.†	11,869	297,081
Energy Recovery, Inc.†	22,272	300,672
Enviri Corp.†	31,551	279,226
LanzaTech Global, Inc.#†	8,245	21,849
Li-Cycle Holdings Corp.#†	55,734	28,686
Montrose Environmental Group, Inc.†	11,270	529,803
Pure Cycle Corp.†	8,304	77,227
PureCycle Technologies, Inc.#†	46,438	241,013
		4,078,544
Food — 1.3%
B&G Foods, Inc.	31,089	296,589
Beyond Meat, Inc.#†	23,698	179,868
Calavo Growers, Inc.	6,918	186,578
Cal-Maine Foods, Inc.	16,414	1,012,251
Chefs' Warehouse, Inc.†	14,076	554,876
Hain Celestial Group, Inc.†	35,758	273,906
HF Foods Group, Inc.†	16,094	56,812
Ingles Markets, Inc., Class A	5,680	415,435
J&J Snack Foods Corp.	6,024	980,165
John B. Sanfilippo & Son, Inc.	3,585	361,475
Krispy Kreme, Inc.#	35,008	366,184
Lancaster Colony Corp.	7,812	1,449,126
Mission Produce, Inc.#†	19,376	229,606
Nathan's Famous, Inc.	1,127	79,893
Natural Grocers by Vitamin Cottage, Inc.	3,732	80,536
Seneca Foods Corp., Class A†	1,948	115,166
Simply Good Foods Co.†	36,306	1,397,418
SpartanNash Co.	13,801	271,190
Sprouts Farmers Market, Inc.†	40,749	3,218,356
SunOpta, Inc.#†	37,464	225,159
TreeHouse Foods, Inc.†	20,302	737,166
United Natural Foods, Inc.†	23,696	284,589
Utz Brands, Inc.	28,793	533,822
Village Super Market, Inc., Class A	3,524	107,130
Weis Markets, Inc.	6,590	431,974
		13,845,270

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper — 0.1%
Glatfelter Corp.†	17,689	$ 28,656
Sylvamo Corp.	14,321	1,021,374
		1,050,030
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	47,943	1,651,636
Chesapeake Utilities Corp.	8,746	979,639
New Jersey Resources Corp.	38,876	1,689,551
Northwest Natural Holding Co.	14,687	549,588
ONE Gas, Inc.	22,078	1,360,667
RGC Resources, Inc.	3,240	67,068
Southwest Gas Holdings, Inc.	24,964	1,936,957
Spire, Inc.	20,882	1,279,858
		9,514,964
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	7,769	255,134
Enerpac Tool Group Corp.	21,833	858,474
Franklin Electric Co., Inc.	18,473	1,837,694
Kennametal, Inc.#	31,886	821,064
Luxfer Holdings PLC	10,680	131,578
		3,903,944
Healthcare-Products — 3.0%
Accuray, Inc.†	37,704	66,736
Adaptive Biotechnologies Corp.†	45,398	156,623
Akoya Biosciences, Inc.#†	9,265	19,920
Alphatec Holdings, Inc.†	36,861	357,920
AngioDynamics, Inc.†	15,317	96,650
Artivion, Inc.†	15,742	371,511
AtriCure, Inc.†	18,618	419,650
Atrion Corp.#	549	252,677
Avanos Medical, Inc.†	18,495	368,235
Avita Medical, Inc.†	10,046	96,542
Axogen, Inc.†	16,420	112,149
Axonics, Inc.†	19,884	1,334,018
BioLife Solutions, Inc.#†	14,171	304,393
Butterfly Network, Inc.#†	56,629	56,340
CareDx, Inc.†	20,803	270,647
Castle Biosciences, Inc.†	9,929	230,949
Cerus Corp.†	70,917	126,941
ClearPoint Neuro, Inc.#†	9,162	49,750
CONMED Corp.	12,257	936,925
Cutera, Inc.#†	7,322	15,742
CVRx, Inc.†	4,445	30,893
Embecta Corp.	23,097	285,710
Glaukos Corp.†	18,962	2,137,397
Haemonetics Corp.†	20,049	1,685,720
Inari Medical, Inc.†	21,385	1,069,250
InfuSystem Holdings, Inc.†	7,361	52,558
Inmode, Ltd.#†	30,965	592,360
Inogen, Inc.†	9,314	77,306
Integer Holdings Corp.#†	13,277	1,609,703
iRadimed Corp.	2,922	124,097
iRhythm Technologies, Inc.†	12,267	1,082,072
KORU Medical Systems, Inc.#†	13,730	29,245
Lantheus Holdings, Inc.†	27,200	2,225,776
LeMaitre Vascular, Inc.	7,893	622,600
LivaNova PLC†	21,687	1,324,425
MaxCyte, Inc.†	34,927	156,473
Merit Medical Systems, Inc.†	22,733	1,844,783
MiMedx Group, Inc.†	46,122	329,772
Nautilus Biotechnology, Inc.†	20,175	55,280
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Neogen Corp.†	87,117	$ 1,145,589
Nevro Corp.†	14,373	134,388
OmniAb, Inc.†	37,264	161,726
Omnicell, Inc.†	17,969	585,610
OraSure Technologies, Inc.†	28,772	136,092
Orchestra BioMed Holdings, Inc.#†	5,823	40,353
Orthofix Medical, Inc.†	14,055	192,975
OrthoPediatrics Corp.†	6,343	200,312
Pacific Biosciences of California, Inc.#†	100,742	180,328
Paragon 28, Inc.#†	17,552	134,975
Patterson Cos., Inc.#	33,398	821,257
PROCEPT BioRobotics Corp.†	16,129	1,070,966
Pulmonx Corp.†	14,884	107,909
Pulse Biosciences, Inc.#†	6,455	74,555
Quanterix Corp.†	14,250	227,572
Quantum-Si, Inc.†	40,661	61,805
RxSight, Inc.†	11,362	664,336
Sanara Medtech, Inc.#†	1,542	45,797
Semler Scientific, Inc.†	1,838	53,909
SI-BONE, Inc.†	15,898	223,367
Silk Road Medical, Inc.†	15,357	333,861
STAAR Surgical Co.†	19,627	815,109
Surmodics, Inc.†	5,504	231,498
Tactile Systems Technology, Inc.†	9,406	119,738
TransMedics Group, Inc.†	12,679	1,729,416
Treace Medical Concepts, Inc.†	18,072	106,263
Twist Bioscience Corp.†	23,116	968,560
UFP Technologies, Inc.†	2,835	738,121
Utah Medical Products, Inc.	1,372	93,694
Varex Imaging Corp.†	15,675	242,179
Vicarious Surgical, Inc.#†	40,690	12,821
Zimvie, Inc.†	10,328	171,961
Zynex, Inc.#†	7,285	73,943
		32,880,723
Healthcare-Services — 1.6%
Astrana Health, Inc.†	17,343	718,521
23andMe Holding Co., Class A#†	124,320	67,779
Accolade, Inc.†	27,741	196,406
Addus HomeCare Corp.†	6,256	718,251
American Well Corp., Class A†	100,665	42,974
ATI Physical Therapy, Inc.†	1	5
Aveanna Healthcare Holdings, Inc.#†	20,240	52,826
BrightSpring Health Services, Inc.†	21,555	242,494
Brookdale Senior Living, Inc.†	74,520	500,029
CareMax, Inc.#†	872	2,555
Community Health Systems, Inc.†	50,248	198,982
CorVel Corp.†	3,486	836,117
DocGo, Inc.#†	31,087	91,085
Enhabit, Inc.†	20,128	184,976
Ensign Group, Inc.	21,806	2,643,759
Fulgent Genetics, Inc.†	8,183	168,979
HealthEquity, Inc.†	34,012	2,778,100
Innovage Holding Corp.†	7,561	33,571
Joint Corp.#†	5,691	85,422
LifeStance Health Group, Inc.#†	42,417	236,263
ModivCare, Inc.#†	5,094	139,168
Nano-X Imaging, Ltd.#†	19,068	159,408
National HealthCare Corp.	4,993	528,010
OPKO Health, Inc.#†	161,201	220,845
Oscar Health, Inc., Class A†	64,396	1,285,344
P3 Health Partners, Inc.#†	16,573	8,320
Pediatrix Medical Group, Inc. †	33,644	245,938

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Pennant Group, Inc.†	11,398	$ 268,309
Quipt Home Medical Corp.†	16,383	55,047
RadNet, Inc.†	24,078	1,411,934
Select Medical Holdings Corp.	41,561	1,435,933
Surgery Partners, Inc.#†	30,225	834,210
U.S. Physical Therapy, Inc.	5,950	610,292
Viemed Healthcare, Inc.†	13,644	101,102
		17,102,954
Home Builders — 1.8%
Beazer Homes USA, Inc.†	11,783	338,408
Cavco Industries, Inc.†	3,351	1,196,977
Century Communities, Inc.	11,377	960,333
Dream Finders Homes, Inc., Class A#†	9,685	275,151
Forestar Group, Inc.†	7,325	249,123
Green Brick Partners, Inc.†	10,430	569,478
Hovnanian Enterprises, Inc., Class A†	1,949	280,227
Installed Building Products, Inc.	9,479	2,008,031
KB Home	27,261	1,924,627
Landsea Homes Corp.†	7,911	78,477
LCI Industries	9,885	1,086,164
LGI Homes, Inc.†	8,325	799,200
M/I Homes, Inc.†	10,774	1,345,888
Meritage Homes Corp.	14,568	2,569,067
Skyline Champion Corp.†	21,644	1,506,639
Taylor Morrison Home Corp.†	41,438	2,396,360
Tri Pointe Homes, Inc.†	38,465	1,489,749
United Homes Group, Inc.#†	2,159	11,982
Winnebago Industries, Inc.#	11,353	704,454
		19,790,335
Home Furnishings — 0.3%
Daktronics, Inc.†	15,222	169,878
Ethan Allen Interiors, Inc.	9,134	265,891
Hooker Furnishings Corp.	4,270	74,213
iRobot Corp.†	10,964	105,364
Lovesac Co.†	5,718	160,733
MillerKnoll, Inc.	29,511	813,913
Purple Innovation, Inc.#†	21,912	27,390
Sleep Number Corp.†	8,543	129,170
Snap One Holdings Corp.†	7,310	78,363
Sonos, Inc.†	49,523	782,463
Traeger, Inc.†	14,406	37,312
Vizio Holding Corp., Class A†	30,698	329,697
VOXX International Corp.†	4,680	17,269
Xperi, Inc.†	17,361	152,950
		3,144,606
Household Products/Wares — 0.3%
ACCO Brands Corp.	36,931	187,979
Bright Green Corp.#†	29,489	8,100
Central Garden & Pet Co.#†	3,854	167,456
Central Garden & Pet Co., Class A†	20,646	771,128
Helen of Troy, Ltd.†	9,511	1,016,536
Quanex Building Products Corp.	13,199	435,039
WD-40 Co.	5,430	1,220,067
		3,806,305
Insurance — 2.1%
Ambac Financial Group, Inc.†	17,691	313,484
American Coastal Insurance Corp.†	7,952	93,834
AMERISAFE, Inc.	7,625	334,204
Baldwin Insurance Group, Inc.#†	24,078	810,947
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNO Financial Group, Inc.	44,793	$ 1,285,111
Crawford & Co., Class A	5,790	52,573
Donegal Group, Inc., Class A	6,236	82,565
eHealth, Inc.†	11,203	66,322
Employers Holdings, Inc.	10,254	432,514
Enstar Group, Ltd.†	4,772	1,494,304
Essent Group, Ltd.	41,912	2,376,410
F&G Annuities & Life, Inc.#	7,488	302,590
Fidelis Insurance Holdings, Ltd.	24,215	401,485
Genworth Financial, Inc., Class A†	180,009	1,132,257
GoHealth, Inc.†	1,659	17,370
Goosehead Insurance, Inc., Class A#†	8,617	555,796
Greenlight Capital Re, Ltd., Class A†	10,330	137,286
Hamilton Insurance Group, Ltd., Class B†	6,668	115,023
HCI Group, Inc.#	2,915	279,490
Hippo Holdings, Inc.#†	4,257	75,093
Horace Mann Educators Corp.	16,436	561,618
Investors Title Co.	487	89,657
Jackson Financial, Inc., Class A	31,927	2,426,771
James River Group Holdings, Ltd.	14,804	115,619
Kingsway Financial Services, Inc.†	4,568	36,635
Lemonade, Inc.#†	20,271	334,674
Maiden Holdings, Ltd.†	36,282	77,281
MBIA, Inc.	17,994	101,666
Mercury General Corp.	10,720	598,498
National Western Life Group, Inc., Class A	910	446,355
NI Holdings, Inc.†	3,224	49,843
NMI Holdings, Inc., Class A†	31,872	1,057,513
Palomar Holdings, Inc.†	9,751	827,275
ProAssurance Corp.†	20,400	293,148
Safety Insurance Group, Inc.	5,743	444,221
Selective Insurance Group, Inc.	24,083	2,350,742
Selectquote, Inc.†	54,530	170,134
SiriusPoint, Ltd.†	28,461	374,262
Skyward Specialty Insurance Group, Inc.†	11,907	444,369
Stewart Information Services Corp.	10,704	677,670
Tiptree, Inc.	9,594	167,703
Trupanion, Inc.†	15,824	472,663
United Fire Group, Inc.	8,408	187,078
Universal Insurance Holdings, Inc.	9,710	191,384
		22,855,437
Internet — 1.6%
Beyond, Inc.†	18,035	272,870
1-800-Flowers.com, Inc., Class A†	10,409	100,759
Allbirds, Inc., Class A#†	38,694	22,810
BARK, Inc.#†	53,333	69,333
Blade Air Mobility, Inc.#†	24,061	72,424
Bumble, Inc., Class A†	40,467	473,464
Cardlytics, Inc.#†	14,607	127,957
Cargurus, Inc.†	38,350	928,453
CarParts.com, Inc.†	21,755	25,671
Cars.com, Inc.†	26,603	538,179
Cogent Communications Holdings, Inc.#	17,507	1,036,765
Couchbase, Inc.†	14,202	321,959
DHI Group, Inc.†	16,891	34,964
Entravision Communications Corp., Class A	24,055	51,959
ePlus, Inc.†	10,628	795,400
Eventbrite, Inc., Class A†	30,917	153,967
EverQuote, Inc., Class A#†	8,689	207,580
Figs, Inc., Class A†	51,104	270,851
fuboTV, Inc.#†	113,228	141,535
Gambling.com Group, Ltd.†	6,128	47,369

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Grindr, Inc.#†	16,391	$ 155,715
HealthStream, Inc.	9,631	262,830
Hims & Hers Health, Inc.†	49,508	961,445
Lands' End, Inc.†	5,806	82,968
Liquidity Services, Inc.†	9,213	180,667
Magnite, Inc.†	54,107	667,680
MediaAlpha, Inc., Class A#†	9,183	163,274
Mondee Holdings, Inc.#†	18,540	40,046
Nerdy, Inc.#†	25,910	44,306
Nextdoor Holdings, Inc.†	59,773	144,651
Open Lending Corp.†	39,790	257,441
Opendoor Technologies, Inc.#†	225,843	492,338
OptimizeRx Corp.#†	6,373	76,858
Perficient, Inc.†	13,726	1,017,783
Q2 Holdings, Inc.†	22,765	1,384,567
QuinStreet, Inc.†	21,128	372,064
Revolve Group, Inc.†	15,905	303,467
Shutterstock, Inc.#	9,864	400,774
Solo Brands, Inc., Class A#†	7,950	15,503
Sprinklr, Inc.#†	42,228	473,376
Squarespace, Inc., Class A†	22,706	999,064
Stitch Fix, Inc., Class A†	35,759	88,325
TechTarget, Inc.†	10,372	313,442
TrueCar, Inc.†	35,791	105,583
Tucows, Inc., Class A#†	3,968	90,074
Upwork, Inc.†	50,004	528,542
Vivid Seats, Inc., Class A#†	29,850	150,743
Yelp, Inc.†	26,624	984,289
Ziff Davis, Inc.†	18,307	1,054,666
		17,506,750
Investment Companies — 0.2%
Bit Digital, Inc.#†	36,197	89,769
Cannae Holdings, Inc.†	26,457	480,988
Compass Diversified Holdings	25,260	574,918
ContextLogic, Inc., Class A#†	9,145	49,932
FTAI Infrastructure, Inc.#	39,557	338,212
NewtekOne, Inc.	9,316	128,095
Terawulf, Inc.#†	61,540	134,157
		1,796,071
Iron/Steel — 0.8%
ATI, Inc.†	51,583	3,164,101
Carpenter Technology Corp.	19,568	2,169,504
Commercial Metals Co.	46,858	2,639,043
Haynes International, Inc.	5,066	297,982
Radius Recycling, Inc.	10,500	179,655
Worthington Steel, Inc.	12,315	406,272
		8,856,557
Leisure Time — 0.4%
Acushnet Holdings Corp.#	12,117	798,510
Bowlero Corp.#	6,629	82,531
Camping World Holdings, Inc., Class A	16,716	335,992
Clarus Corp.	12,000	84,000
Dragonfly Energy Holdings Corp.#†	11,809	11,396
Escalade, Inc.	3,979	54,831
Global Business Travel Group I†	12,897	78,285
Johnson Outdoors, Inc., Class A	2,165	78,784
Life Time Group Holdings, Inc.†	17,853	299,573
Lindblad Expeditions Holdings, Inc.†	13,975	108,166
Livewire Group, Inc.†	7,691	49,915
Malibu Boats, Inc., Class A†	8,132	312,757
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Marine Products Corp.	3,362	$ 34,427
MasterCraft Boat Holdings, Inc.†	6,785	143,163
OneSpaWorld Holdings, Ltd.†	33,358	518,717
Topgolf Callaway Brands Corp.†	57,553	900,704
Vista Outdoor, Inc.†	23,104	805,868
Xponential Fitness, Inc., Class A†	9,290	84,167
		4,781,786
Lodging — 0.1%
Century Casinos, Inc.#†	10,993	29,351
Full House Resorts, Inc.#†	13,129	65,251
Hilton Grand Vacations, Inc.†	31,545	1,303,755
Marcus Corp.	9,691	103,209
		1,501,566
Machinery-Construction & Mining — 0.4%
Argan, Inc.	5,066	357,812
Astec Industries, Inc.	9,089	295,302
Babcock & Wilcox Enterprises, Inc.†	23,503	27,498
Bloom Energy Corp., Class A#†	77,036	1,257,228
Hyster-Yale, Inc.	4,450	323,025
Manitowoc Co., Inc.†	13,935	173,212
NuScale Power Corp.#†	22,371	195,299
Terex Corp.	26,597	1,587,043
Transphorm, Inc.†	11,980	57,264
		4,273,683
Machinery-Diversified — 1.9%
Alamo Group, Inc.	4,036	766,800
Albany International Corp., Class A	12,513	1,097,640
Applied Industrial Technologies, Inc.	15,434	2,978,762
Cactus, Inc., Class A	26,201	1,345,421
Chart Industries, Inc.#†	17,192	2,699,660
Columbus McKinnon Corp.	11,282	441,126
CSW Industrials, Inc.	6,164	1,567,259
DXP Enterprises, Inc.†	5,259	261,267
Eastman Kodak Co.†	22,789	121,693
Gencor Industries, Inc.†	4,213	81,606
Gorman-Rupp Co.	9,155	316,214
GrafTech International, Ltd.#	77,495	127,867
Ichor Holdings, Ltd.†	11,540	438,405
Intevac, Inc.†	10,351	39,644
Kadant, Inc.	4,676	1,337,383
Lindsay Corp.	4,421	507,619
Mueller Water Products, Inc., Class A	62,068	1,151,982
Tennant Co.	7,405	760,197
Thermon Group Holdings, Inc.†	13,368	451,304
Watts Water Technologies, Inc., Class A	10,940	2,178,482
Zurn Elkay Water Solutions Corp.	59,182	1,852,988
		20,523,319
Media — 0.4%
AMC Networks, Inc., Class A†	12,353	214,201
E.W. Scripps Co., Class A†	23,786	64,698
Gannett Co., Inc.†	57,663	216,813
Gray Television, Inc.	33,785	210,818
iHeartMedia, Inc., Class A#†	41,514	38,425
Liberty Latin America, Ltd., Class A†	13,814	125,293
Liberty Latin America, Ltd., Class C#†	54,990	498,759
Scholastic Corp.	10,285	373,140
Sinclair, Inc.#	13,283	188,619
Sphere Entertainment Co.†	10,640	388,360
TEGNA, Inc.	78,975	1,177,517
Thryv Holdings, Inc.†	12,392	261,100

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Townsquare Media, Inc.	4,669	$ 51,406
Urban One, Inc.†	3,621	7,640
Urban One, Inc.†	4,556	7,654
Value Line, Inc.	337	12,739
WideOpenWest, Inc.†	20,001	100,605
		3,937,787
Metal Fabricate/Hardware — 0.8%
Metallus, Inc.†	17,099	410,547
AZZ, Inc.	11,517	966,046
Helios Technologies, Inc.	13,264	664,261
Hillman Solutions Corp.†	78,081	717,564
Janus International Group, Inc.†	33,958	471,337
Mayville Engineering Co., Inc.†	4,480	71,770
Mueller Industries, Inc.	44,834	2,641,171
Northwest Pipe Co.†	3,933	139,582
Olympic Steel, Inc.	3,942	205,536
Omega Flex, Inc.	1,308	77,447
Park-Ohio Holdings Corp.	3,422	89,485
Proto Labs, Inc.†	10,376	321,345
Ryerson Holding Corp.	11,248	267,140
Standex International Corp.	4,717	793,447
Tredegar Corp.	10,663	58,113
Worthington Enterprises, Inc.#	12,315	702,324
Xometry, Inc., Class A#†	13,572	208,195
		8,805,310
Mining — 0.8%
5E Advanced Materials, Inc.#†	15,715	22,630
Caledonia Mining Corp. PLC	6,560	68,552
Centrus Energy Corp., Class A†	4,908	243,584
Century Aluminum Co.†	21,038	385,627
Coeur Mining, Inc.†	143,445	824,809
Compass Minerals International, Inc.#	13,698	177,526
Constellium SE†	51,524	1,116,525
Contango ORE, Inc.†	3,112	74,439
Dakota Gold Corp.†	24,756	73,030
Encore Energy Corp.†	65,325	316,826
Energy Fuels, Inc.#†	64,096	448,672
Hecla Mining Co.	244,376	1,439,375
i-80 Gold Corp.†	78,873	85,972
Ivanhoe Electric, Inc.†	25,587	290,924
Kaiser Aluminum Corp.	6,378	623,768
NioCorp Developments, Ltd.#†	854	2,016
Novagold Resources, Inc.†	96,687	379,980
Pan American Silver Corp. CVR#†	171,891	87,664
Perpetua Resources Corp.†	15,095	103,250
Piedmont Lithium, Inc.#†	7,172	93,666
United States Lime & Minerals, Inc.	822	281,732
Uranium Energy Corp.#†	153,993	1,099,510
		8,240,077
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.#†	36,051	97,338
Core Molding Technologies, Inc.†	2,924	56,258
Enpro, Inc.	8,379	1,284,165
Fabrinet†	14,721	3,526,121
Federal Signal Corp.	23,969	2,205,627
Hillenbrand, Inc.	28,030	1,303,115
John Bean Technologies Corp.	12,737	1,216,766
LSB Industries, Inc.†	21,463	210,552
Materion Corp.	8,213	939,403
Myers Industries, Inc.	14,617	230,948
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
NL Industries, Inc.	3,355	$ 24,659
Park Aerospace Corp.	7,436	103,658
Sight Sciences, Inc.†	8,637	56,659
Smith & Wesson Brands, Inc.	18,285	306,639
Sturm Ruger & Co., Inc.	6,993	310,769
Trinity Industries, Inc.	32,473	1,021,276
		12,893,953
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,996	329,990
Office Furnishings — 0.2%
CompX International, Inc.	609	14,671
HNI Corp.	18,469	868,966
Interface, Inc.	22,923	369,290
Steelcase, Inc., Class A	37,050	506,103
		1,759,030
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	70,165	380,294
Xerox Holdings Corp.	46,782	657,755
		1,038,049
Oil & Gas — 4.2%
Amplify Energy Corp.#†	14,499	91,344
Berry Corp.	30,132	210,020
Borr Drilling, Ltd.#	87,890	605,562
California Resources Corp.	27,864	1,319,360
Chord Energy Corp.	16,738	3,103,393
Civitas Resources, Inc.	32,339	2,378,857
CNX Resources Corp.†	62,648	1,647,642
Comstock Resources, Inc.	36,759	430,448
Crescent Energy Co., Class A	30,819	388,319
CVR Energy, Inc.	11,854	330,252
Delek US Holdings, Inc.	25,381	646,200
Diamond Offshore Drilling, Inc.†	40,684	617,583
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.#†	5,217	37,771
Evolution Petroleum Corp.#	12,404	71,323
Granite Ridge Resources, Inc.	13,440	88,032
Gulfport Energy Corp.†	4,372	707,433
Helmerich & Payne, Inc.	38,944	1,482,209
HighPeak Energy, Inc.#	4,811	75,918
Kosmos Energy, Ltd.†	182,568	1,113,665
Magnolia Oil & Gas Corp., Class A	70,733	1,835,521
Matador Resources Co.	45,319	2,875,491
Murphy Oil Corp.	58,148	2,488,153
Nabors Industries, Ltd.†	3,663	273,846
Noble Corp. PLC	45,042	2,092,651
Northern Oil & Gas, Inc.	35,201	1,440,777
Par Pacific Holdings, Inc.†	22,100	599,794
Patterson-UTI Energy, Inc.	141,416	1,558,404
PBF Energy, Inc., Class A	44,126	2,044,358
Permian Resources Corp.	203,327	3,332,530
PrimeEnergy Resources Corp.†	291	33,174
Riley Exploration Permian, Inc.	3,583	104,624
Ring Energy, Inc.#†	47,934	85,802
SandRidge Energy, Inc.	12,758	178,102
Seadrill, Ltd.†	18,736	971,836
SilverBow Resources, Inc.†	9,320	365,344
Sitio Royalties Corp.	32,874	770,238
SM Energy Co.	46,340	2,336,926
Talos Energy, Inc.†	55,635	668,176

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Tellurian, Inc.#†	233,717	$ 120,154
VAALCO Energy, Inc.	42,152	268,930
Valaris, Ltd.†	23,804	1,842,430
Vertex Energy, Inc.†	26,111	29,505
Vital Energy, Inc.#†	9,337	456,113
Vitesse Energy, Inc.	10,022	255,761
W&T Offshore, Inc.#	39,301	87,641
Weatherford International PLC†	28,477	3,426,922
		45,888,534
Oil & Gas Services — 1.3%
Archrock, Inc.	55,602	1,125,384
Aris Water Solution, Inc., Class A	11,947	183,625
Atlas Energy Solutions, Inc.#	7,114	172,301
Bristow Group, Inc.†	9,444	339,134
ChampionX Corp.	78,310	2,554,472
Core Laboratories, Inc.#	18,746	351,300
DMC Global, Inc.†	7,805	101,387
DNOW, Inc.†	42,588	621,359
Dril-Quip, Inc.†	13,607	263,159
Expro Group Holdings NV†	35,810	786,029
Forum Energy Technologies, Inc.†	3,864	70,479
Helix Energy Solutions Group, Inc.†	57,539	662,274
KLX Energy Services Holdings, Inc.#†	5,063	25,872
Kodiak Gas Services, Inc.	6,340	174,667
Liberty Energy, Inc.	65,708	1,622,331
Mammoth Energy Services, Inc.†	9,311	34,544
Newpark Resources, Inc.†	29,921	253,730
Oceaneering International, Inc.†	40,188	951,652
Oil States International, Inc.†	25,213	112,702
ProFrac Holding Corp., Class A#†	10,380	99,856
ProPetro Holding Corp.†	37,741	361,559
Ranger Energy Services, Inc.	5,873	61,960
RPC, Inc.#	34,005	232,254
SEACOR Marine Holdings, Inc.†	9,626	126,678
Select Water Solutions, Inc.	31,932	349,017
Solaris Oilfield Infrastructure, Inc., Class A	11,685	107,035
TETRA Technologies, Inc.†	50,097	185,860
Tidewater, Inc.†	18,572	1,919,045
US Silica Holdings, Inc.†	30,140	466,869
		14,316,534
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,534	347,217
Greif, Inc., Class A	9,728	631,736
Greif, Inc., Class B	2,067	134,872
Karat Packaging, Inc.	2,714	77,458
O-I Glass, Inc.†	62,132	788,455
Pactiv Evergreen, Inc.	16,006	197,834
Ranpak Holdings Corp.†	17,330	108,139
TriMas Corp.	16,592	441,679
		2,727,390
Pharmaceuticals — 2.6%
ACELYRIN, Inc.#†	29,025	119,583
Aclaris Therapeutics, Inc.†	27,757	28,590
AdaptHealth Corp.†	38,255	362,657
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	22,198	806,675
Alector, Inc.†	28,913	142,252
Alkermes PLC†	66,314	1,551,748
Amneal Pharmaceuticals, Inc.†	48,717	325,430
Amphastar Pharmaceuticals, Inc.†	15,094	638,929
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.†	20,298	$ 34,913
Anika Therapeutics, Inc.†	5,850	150,052
Arvinas, Inc.†	20,157	668,003
Assertio Holdings, Inc.#†	36,388	36,199
BellRing Brands, Inc.†	52,761	3,069,107
Beyond Air, Inc.#†	12,149	15,551
Biote Corp.†	5,595	37,263
Bioxcel Therapeutics, Inc.†	8,365	15,141
Catalyst Pharmaceuticals, Inc.†	44,525	719,969
Citius Pharmaceuticals, Inc.#†	53,761	37,498
Coherus Biosciences, Inc.#†	41,951	76,351
Collegium Pharmaceutical, Inc.†	13,066	433,007
Corcept Therapeutics, Inc.†	32,549	982,003
CorMedix, Inc.#†	21,965	115,756
Eagle Pharmaceuticals, Inc.#†	4,135	14,348
Enanta Pharmaceuticals, Inc.†	8,097	100,970
Enliven Therapeutics, Inc.†	9,328	210,533
Eyenovia, Inc.†	12,525	10,120
Fennec Pharmaceuticals, Inc.#†	7,252	49,169
Foghorn Therapeutics, Inc.#†	8,124	47,363
Gritstone Bio, Inc.†	36,030	27,876
Harmony Biosciences Holdings, Inc.†	12,883	378,760
Harrow, Inc.#†	12,114	217,446
Herbalife, Ltd.†	39,519	407,046
Heron Therapeutics, Inc.#†	41,380	153,106
Immuneering Corp., Class A#†	8,948	12,438
Ironwood Pharmaceuticals, Inc.†	55,401	349,026
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	12,513	146,027
Kura Oncology, Inc.†	28,200	581,202
Longboard Pharmaceuticals, Inc.†	9,960	187,945
Lyell Immunopharma, Inc.#†	69,353	192,108
Madrigal Pharmaceuticals, Inc.#†	5,913	1,396,414
MannKind Corp.†	104,234	486,773
Marinus Pharmaceuticals, Inc.#†	21,880	31,070
Mirum Pharmaceuticals, Inc.†	9,890	237,657
Morphic Holding, Inc.†	15,243	462,930
Nature's Sunshine Products, Inc.†	5,272	80,767
Nuvectis Pharma, Inc.#†	2,971	20,114
Ocular Therapeutix, Inc.#†	46,206	263,374
Optinose, Inc.#†	29,139	31,470
Option Care Health, Inc.†	67,024	1,998,656
ORIC Pharmaceuticals, Inc.†	15,599	140,235
Outlook Therapeutics, Inc.#†	3,141	22,207
Owens & Minor, Inc.†	29,689	517,479
Pacira BioSciences, Inc.†	18,206	552,188
PetIQ, Inc.†	10,924	226,782
Phibro Animal Health Corp., Class A	8,175	144,125
PMV Pharmaceuticals, Inc.†	16,394	29,837
Prestige Consumer Healthcare, Inc.†	19,920	1,281,055
Protagonist Therapeutics, Inc.†	22,826	642,552
Reneo Pharmaceuticals, Inc.†	5,133	8,521
Revance Therapeutics, Inc.#†	34,972	99,320
Rhythm Pharmaceuticals, Inc.†	21,341	761,447
Sagimet Biosciences, Inc.†	9,222	49,153
Scpharmaceuticals, Inc.#†	11,541	45,125
Seres Therapeutics, Inc.#†	39,309	39,309
SIGA Technologies, Inc.	18,414	137,737
Summit Therapeutics, Inc.#†	46,309	402,194
Supernus Pharmaceuticals, Inc.†	19,644	532,745
Taro Pharmaceutical Industries, Ltd.†	3,268	139,936
Trevi Therapeutics, Inc.†	16,845	43,292
USANA Health Sciences, Inc.†	4,545	216,342

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Vanda Pharmaceuticals, Inc.†	22,577	$ 115,368
Vaxcyte, Inc.†	42,421	2,980,924
Verrica Pharmaceuticals, Inc.†	8,343	70,999
Voyager Therapeutics, Inc.†	15,730	132,132
Xeris Biopharma Holdings, Inc.†	53,177	119,914
Y-mAbs Therapeutics, Inc.#†	14,703	177,906
		28,090,674
Pipelines — 0.4%
Equitrans Midstream Corp.	174,697	2,494,673
Excelerate Energy, Inc., Class A	7,236	128,873
Golar LNG, Ltd.	39,600	1,041,084
Kinetik Holdings, Inc.	14,558	596,732
NextDecade Corp.†	31,216	223,507
		4,484,869
Private Equity — 0.2%
Chicago Atlantic Real Estate Finance, Inc.#	6,543	102,725
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	43,922	1,462,163
P10, Inc.#	17,471	141,166
Patria Investments, Ltd.	22,167	288,171
		1,994,225
Real Estate — 0.6%
American Realty Investors, Inc.#†	597	8,412
Angel Oak Mtg. REIT, Inc.	4,724	58,908
Anywhere Real Estate, Inc.†	43,112	175,466
Compass, Inc., Class A†	113,827	426,851
Cushman & Wakefield PLC†	77,135	856,970
Douglas Elliman, Inc.†	32,405	36,942
eXp World Holdings, Inc.#	28,504	319,530
FRP Holdings, Inc.†	5,273	161,354
Kennedy-Wilson Holdings, Inc.	47,861	489,139
Legacy Housing Corp.†	4,325	100,470
Marcus & Millichap, Inc.	9,486	306,682
Maui Land & Pineapple Co., Inc.†	3,013	62,188
McGrath RentCorp	9,875	1,076,177
Newmark Group, Inc., Class A	54,247	564,711
RE/MAX Holdings, Inc., Class A	6,987	56,525
Redfin Corp.#†	44,211	284,719
RMR Group, Inc., Class A	6,155	144,827
St. Joe Co.	13,773	779,552
Star Holdings#†	5,179	66,654
Stratus Properties, Inc.#†	2,252	53,710
Transcontinental Realty Investors, Inc.#†	503	14,693
		6,044,480
REITS — 5.5%
Acadia Realty Trust	40,164	692,427
AFC Gamma, Inc.	6,551	76,974
Alexander & Baldwin, Inc.	29,003	487,250
Alexander's, Inc.	859	182,280
Alpine Income Property Trust, Inc.	5,070	79,498
American Assets Trust, Inc.	19,519	424,538
Apartment Investment & Management Co., Class A†	57,664	454,969
Apollo Commercial Real Estate Finance, Inc.#	56,780	573,478
Apple Hospitality REIT, Inc.	86,240	1,245,306
Arbor Realty Trust, Inc.#	73,621	1,007,135
Ares Commercial Real Estate Corp.	20,780	144,629
Armada Hoffler Properties, Inc.	26,940	305,500
ARMOUR Residential REIT, Inc.	19,659	380,205
Blackstone Mtg. Trust, Inc., Class A	68,917	1,201,912
Security Description	Shares or Principal Amount	Value

REITS (continued)
Braemar Hotels & Resorts, Inc.	26,220	$ 73,154
Brandywine Realty Trust	68,054	313,729
BrightSpire Capital, Inc.	51,517	311,678
Broadstone Net Lease, Inc.	75,188	1,154,136
BRT Apartments Corp.	4,631	81,042
CareTrust REIT, Inc.	47,948	1,226,030
CBL & Associates Properties, Inc.	10,758	237,752
Centerspace	6,044	412,563
Chatham Lodging Trust	19,274	163,058
Chimera Investment Corp.	30,322	360,832
City Office REIT, Inc.	15,593	76,873
Claros Mtg. Trust, Inc.	36,295	286,368
Clipper Realty, Inc.	4,573	17,835
Community Healthcare Trust, Inc.	10,671	250,342
COPT Defense Properties	45,101	1,112,642
CTO Realty Growth, Inc.#	8,785	156,022
DiamondRock Hospitality Co.	84,099	712,319
Diversified Healthcare Trust	95,539	232,160
Douglas Emmett, Inc.	64,497	899,733
Dynex Capital, Inc.	22,572	276,507
Easterly Government Properties, Inc.	38,331	453,839
Ellington Financial, Inc.#	30,055	364,267
Elme Communities	35,149	541,646
Empire State Realty Trust, Inc., Class A	52,823	503,403
Equity Commonwealth†	40,826	788,350
Essential Properties Realty Trust, Inc.	62,381	1,670,563
Farmland Partners, Inc.#	17,864	194,003
Four Corners Property Trust, Inc.	36,184	883,251
Franklin BSP Realty Trust, Inc.	33,245	423,541
Getty Realty Corp.	19,088	527,020
Gladstone Commercial Corp.	15,894	228,715
Gladstone Land Corp.	13,401	180,913
Global Medical REIT, Inc.	24,386	226,546
Global Net Lease, Inc.	77,838	582,228
Granite Point Mtg. Trust, Inc.	20,429	64,351
Hudson Pacific Properties, Inc.	55,233	271,194
Independence Realty Trust, Inc.	90,244	1,507,075
Innovative Industrial Properties, Inc.	11,168	1,203,687
InvenTrust Properties Corp.	27,189	673,472
Invesco Mtg. Capital, Inc.#	19,541	181,536
JBG SMITH Properties	37,532	540,461
Kite Realty Group Trust	87,081	1,908,815
KKR Real Estate Finance Trust, Inc.	23,553	222,811
Ladder Capital Corp.	45,292	506,365
LTC Properties, Inc.	16,401	564,194
LXP Industrial Trust	115,889	985,056
Macerich Co.	86,438	1,306,943
MFA Financial, Inc.	40,911	437,748
National Health Investors, Inc.	16,697	1,103,338
NETSTREIT Corp.#	27,660	479,901
New York Mtg. Trust, Inc.	36,390	216,520
NexPoint Diversified Real Estate Trust	12,700	69,977
Nexpoint Real Estate Finance, Inc.	3,224	45,845
NexPoint Residential Trust, Inc.	9,024	330,910
Office Properties Income Trust#	19,247	44,076
One Liberty Properties, Inc.	6,497	152,485
Orchid Island Capital, Inc.	20,629	175,346
Orion Office REIT, Inc.	22,507	84,401
Outfront Media, Inc.	59,018	852,810
Paramount Group, Inc.	73,982	336,618
Peakstone Realty Trust	14,468	179,403
Pebblebrook Hotel Trust	47,552	672,861
PennyMac Mtg. Investment Trust	34,763	475,558

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Phillips Edison & Co., Inc.	48,123	$ 1,537,049
Piedmont Office Realty Trust, Inc., Class A	49,387	360,031
Plymouth Industrial REIT, Inc.	18,252	380,737
Postal Realty Trust, Inc., Class A	8,160	109,181
PotlatchDeltic Corp.	31,645	1,352,191
Ready Capital Corp.#	64,054	531,648
Redwood Trust, Inc.	52,670	333,928
Retail Opportunity Investments Corp.	49,230	616,360
RLJ Lodging Trust	61,323	612,004
Ryman Hospitality Properties, Inc.	23,341	2,452,439
Sabra Health Care REIT, Inc.	92,580	1,349,816
Safehold, Inc.	19,457	375,131
Saul Centers, Inc.	4,660	169,577
Service Properties Trust	65,951	354,816
SITE Centers Corp.	76,234	1,099,294
SL Green Realty Corp.	25,914	1,372,665
Summit Hotel Properties, Inc.	41,909	256,483
Sunstone Hotel Investors, Inc.	82,205	845,067
Tanger, Inc.	41,840	1,161,060
Terreno Realty Corp.	35,907	2,031,618
TPG RE Finance Trust, Inc.	27,620	236,980
Two Harbors Investment Corp.	41,523	533,571
UMH Properties, Inc.	24,345	368,096
Uniti Group, Inc.	95,269	301,050
Universal Health Realty Income Trust	5,144	193,311
Urban Edge Properties	45,952	814,729
Veris Residential, Inc.	31,640	483,776
Whitestone REIT	19,450	253,628
Xenia Hotels & Resorts, Inc.	42,225	611,840
		59,870,994
Retail — 4.3%
Abercrombie & Fitch Co., Class A†	19,522	3,374,768
Academy Sports & Outdoors, Inc.	28,925	1,668,683
American Eagle Outfitters, Inc.	73,077	1,605,502
America's Car-Mart, Inc.†	2,345	141,333
Arko Corp.#	31,982	191,892
Asbury Automotive Group, Inc.†	8,282	1,946,850
Beacon Roofing Supply, Inc.†	25,294	2,455,036
Big 5 Sporting Goods Corp.#	8,595	29,825
Big Lots, Inc.#†	11,378	39,595
Biglari Holdings, Inc., Class B†	291	57,906
BJ's Restaurants, Inc.#†	8,985	314,834
Bloomin' Brands, Inc.#	35,050	764,090
BlueLinx Holdings, Inc.†	3,383	348,077
Boot Barn Holdings, Inc.†	12,085	1,437,269
Brinker International, Inc.†	17,541	1,238,921
Buckle, Inc.	12,214	470,728
Build-A-Bear Workshop, Inc.	5,177	140,141
Caleres, Inc.	13,586	471,162
Carvana Co., Class A†	41,251	4,124,275
Cato Corp., Class A	6,956	41,736
Cheesecake Factory, Inc.	19,100	734,968
Children's Place, Inc.#†	4,767	58,396
Chuy's Holdings, Inc.†	6,914	184,673
Clean Energy Fuels Corp.#†	67,818	212,270
Cracker Barrel Old Country Store, Inc.#	8,823	430,386
Dave & Buster's Entertainment, Inc.†	13,534	691,452
Denny's Corp.†	20,508	149,708
Designer Brands, Inc., Class A#	16,823	169,071
Destination XL Group, Inc.†	22,467	79,758
Dillard's, Inc., Class A	1,361	608,843
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dine Brands Global, Inc.	6,187	$ 244,077
Duluth Holdings, Inc., Class B†	5,406	21,354
El Pollo Loco Holdings, Inc.†	11,114	118,698
Envela Corp.†	3,032	14,311
EVgo, Inc.#†	41,374	83,989
First Watch Restaurant Group, Inc.#†	8,881	174,778
FirstCash Holdings, Inc.	15,068	1,776,819
Foot Locker, Inc.	32,839	910,625
Genesco, Inc.†	4,406	125,571
GMS, Inc.†	16,025	1,505,709
Group 1 Automotive, Inc.	5,461	1,698,262
GrowGeneration Corp.#†	23,519	59,503
Guess?, Inc.	11,249	261,764
Haverty Furniture Cos., Inc.	5,850	166,198
Hibbett, Inc.	4,644	402,078
J. Jill, Inc.	1,818	61,267
Jack in the Box, Inc.	7,883	436,403
Kura Sushi USA, Inc., Class A†	2,332	232,990
La-Z-Boy, Inc.	17,362	651,422
Lazydays Holdings, Inc.†	3,044	10,837
Leslie's, Inc.#†	71,024	406,257
MarineMax, Inc.†	8,716	248,232
Movado Group, Inc.	6,128	162,392
National Vision Holdings, Inc.†	31,057	468,650
Noodles & Co.#†	15,556	29,245
Nu Skin Enterprises, Inc., Class A	19,934	266,119
ODP Corp.†	12,756	499,525
ONE Group Hospitality, Inc.†	8,609	44,767
OneWater Marine, Inc., Class A#†	4,680	120,931
Papa John's International, Inc.#	13,147	610,810
Patrick Industries, Inc.	8,450	968,370
PC Connection, Inc.	4,577	309,588
PetMed Express, Inc.#	8,212	34,983
Portillo's, Inc., Class A†	18,120	181,562
Potbelly Corp.†	10,432	93,366
PriceSmart, Inc.	10,182	856,815
Qurate Retail, Inc.†	531	2,087
Red Robin Gourmet Burgers, Inc.#†	6,143	49,758
Sally Beauty Holdings, Inc.†	42,916	522,717
Savers Value Village, Inc.#†	10,360	140,482
Shake Shack, Inc., Class A†	15,104	1,433,219
Shoe Carnival, Inc.	7,280	274,820
Signet Jewelers, Ltd.#	17,469	1,912,681
Sonic Automotive, Inc., Class A	5,863	332,256
Sportsman's Warehouse Holdings, Inc.†	14,974	57,051
Sweetgreen, Inc., Class A†	39,113	1,202,725
Tile Shop Holdings, Inc.†	11,516	76,006
Tilly's, Inc., Class A†	8,951	51,647
Urban Outfitters, Inc.†	25,522	1,064,523
Vera Bradley, Inc.†	10,484	85,549
Warby Parker, Inc., Class A†	34,411	609,419
Winmark Corp.	1,142	406,438
Zumiez, Inc.†	6,367	119,572
		46,781,365
Savings & Loans — 0.8%
WaFd, Inc.	27,155	760,611
Axos Financial, Inc.†	21,888	1,179,107
Banc of California, Inc.	54,873	760,540
Berkshire Hills Bancorp, Inc.	17,386	386,491
Brookline Bancorp, Inc.	34,914	302,006
Capitol Federal Financial, Inc.	50,217	259,622
Essa Bancorp, Inc.	3,382	58,238

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Flushing Financial Corp.	11,075	$ 140,874
FS Bancorp, Inc.	2,649	86,861
Greene County Bancorp, Inc.	2,796	87,878
Hingham Institution for Savings	594	101,515
Home Bancorp, Inc.	2,866	103,663
HomeTrust Bancshares, Inc.	5,877	162,264
Northfield Bancorp, Inc.	15,864	140,555
Northwest Bancshares, Inc.	50,963	558,045
OceanFirst Financial Corp.	23,297	350,620
Pacific Premier Bancorp, Inc.	37,950	844,008
Provident Financial Services, Inc.	50,113	721,627
Southern Missouri Bancorp, Inc.	3,794	159,765
Timberland Bancorp, Inc.	2,971	73,532
WaterStone Financial, Inc.	6,937	83,938
WSFS Financial Corp.	24,150	1,064,049
		8,385,809
Semiconductors — 2.8%
ACM Research, Inc., Class A†	19,553	422,345
Aehr Test Systems#†	11,042	127,093
Alpha & Omega Semiconductor, Ltd.#†	9,270	271,704
Ambarella, Inc.†	15,419	898,311
Amkor Technology, Inc.	45,013	1,466,974
Atomera, Inc.#†	8,950	37,232
Axcelis Technologies, Inc.†	13,035	1,466,307
CEVA, Inc.†	9,293	185,117
Cohu, Inc.†	18,670	601,921
Diodes, Inc.†	18,062	1,338,936
FormFactor, Inc.†	30,856	1,688,440
Impinj, Inc.†	9,328	1,526,714
inTEST Corp.#†	4,684	46,653
Kulicke & Soffa Industries, Inc.	22,196	1,013,691
MACOM Technology Solutions Holdings, Inc.†	22,161	2,241,364
MaxLinear, Inc.†	30,414	540,457
Navitas Semiconductor Corp.#†	45,261	176,970
Onto Innovation, Inc.†	19,586	4,244,286
Photronics, Inc.†	24,415	667,750
Power Integrations, Inc.	22,719	1,726,871
Rambus, Inc.†	43,081	2,380,656
Richardson Electronics, Ltd.#	4,839	54,148
Semtech Corp.#†	25,569	994,378
Silicon Laboratories, Inc.†	12,700	1,602,359
SiTime Corp.†	7,100	864,922
SkyWater Technology, Inc.†	7,453	56,345
SMART Global Holdings, Inc.#†	20,632	424,607
Synaptics, Inc.†	15,785	1,479,212
Ultra Clean Holdings, Inc.†	17,786	824,915
Veeco Instruments, Inc.†	20,333	826,536
Vishay Precision Group, Inc.†	4,952	167,229
		30,364,443
Software — 5.5%
TruBridge, Inc.†	5,711	53,741
8x8, Inc.†	49,326	134,660
ACI Worldwide, Inc.†	43,381	1,562,150
ACV Auctions, Inc., Class A†	50,811	906,976
Adeia, Inc.	42,784	506,135
Agilysys, Inc.†	8,088	772,161
Alignment Healthcare, Inc.†	34,013	268,022
Alkami Technology, Inc.†	16,222	444,969
Altair Engineering, Inc., Class A†	21,946	1,916,544
American Software, Inc., Class A	12,917	132,528
Security Description	Shares or Principal Amount	Value

Software (continued)
Amplitude, Inc., Class A†	27,484	$ 245,157
Appfolio, Inc., Class A†	7,680	1,753,498
Appian Corp., Class A†	16,407	465,795
Asana, Inc., Class A#†	33,192	433,156
Asure Software, Inc.†	9,141	69,197
AvePoint, Inc.†	59,376	535,572
AvidXchange Holdings, Inc.†	60,357	639,181
Bandwidth, Inc., Class A†	9,368	188,578
BigBear.ai Holdings, Inc.#†	20,710	31,065
BigCommerce Holdings, Inc., Series 1#†	27,424	225,974
Blackbaud, Inc.†	17,417	1,357,481
BlackLine, Inc.†	22,772	1,086,680
Box, Inc., Class A†	56,380	1,536,355
Braze, Inc.†	21,383	805,070
Brightcove, Inc.†	17,445	36,460
C3.ai, Inc., Class A#†	33,008	976,047
Cerence, Inc.†	16,529	56,860
Clear Secure, Inc., Class A	33,228	561,221
Climb Global Solutions, Inc.	1,662	95,681
CommVault Systems, Inc.†	17,623	1,895,970
Consensus Cloud Solutions, Inc.†	7,632	144,016
CoreCard Corp.#†	2,895	40,414
CS Disco, Inc.#†	9,180	53,703
CSG Systems International, Inc.	11,842	510,982
CXApp, Inc.†	874	2,063
Daily Journal Corp.#†	556	210,724
Definitive Healthcare Corp.#†	19,050	101,346
Digi International, Inc.†	14,232	346,692
Digimarc Corp.#†	5,682	152,505
Digital Turbine, Inc.†	38,658	73,064
DigitalOcean Holdings, Inc.†	24,490	907,354
Domo, Inc., Class B†	12,938	86,167
Donnelley Financial Solutions, Inc.†	9,893	603,077
Duolingo, Inc.†	11,834	2,265,028
E2open Parent Holdings, Inc.†	68,751	320,380
eGain Corp.†	8,323	51,353
Enfusion, Inc., Class A†	15,811	148,782
Envestnet, Inc.†	20,036	1,312,558
Everbridge, Inc.†	16,522	574,305
EverCommerce, Inc.†	9,332	89,494
Evolent Health, Inc., Class A†	44,926	951,982
Expensify, Inc.†	22,296	33,667
Fastly, Inc., Class A#†	48,905	383,415
Freshworks, Inc.†	64,790	834,495
Health Catalyst, Inc.†	22,821	151,303
HireRight Holdings Corp.†	5,338	76,333
IBEX Holdings, Ltd.†	3,666	57,373
Immersion Corp.	12,325	123,127
Innodata, Inc.#†	10,506	132,586
Inspired Entertainment, Inc.†	8,673	79,011
Instructure Holdings, Inc.†	7,796	172,681
Intapp, Inc.#†	15,928	571,815
IonQ, Inc.#†	65,456	533,466
Jamf Holding Corp.†	28,272	450,090
Kaltura, Inc.†	34,390	36,109
LivePerson, Inc.†	31,372	21,534
Matterport, Inc.†	103,616	455,910
MeridianLink, Inc.†	10,207	189,544
MicroStrategy, Inc., Class A†	5,941	9,056,995
Model N, Inc.†	15,436	461,382
Multiplan Corp.#†	153,807	82,579
N-able, Inc.†	27,966	373,346
Olo, Inc., Class A†	41,349	189,378

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ON24, Inc.†	11,733	$ 69,694
Outbrain, Inc.†	16,089	73,849
Outset Medical, Inc.#†	19,982	74,533
PagerDuty, Inc.†	35,689	677,020
PDF Solutions, Inc.†	12,382	433,618
Phreesia, Inc.†	21,180	400,726
Planet Labs PBC#†	70,053	130,299
Playstudios, Inc.†	34,708	78,787
PowerSchool Holdings, Inc., Class A†	22,645	485,509
Privia Health Group, Inc.†	45,011	781,841
Progress Software Corp.	17,636	893,263
PROS Holdings, Inc.#†	17,873	526,896
PubMatic, Inc., Class A†	16,664	364,942
Rackspace Technology, Inc.#†	25,286	49,561
Red Violet, Inc.†	4,453	93,379
Sapiens International Corp. NV	12,287	411,860
Schrodinger, Inc.†	21,780	468,706
SEMrush Holdings, Inc.†	12,672	193,375
Sharecare, Inc.†	121,406	98,861
Simulations Plus, Inc.#	6,339	305,793
Skillsoft Corp.†	1,747	16,876
SolarWinds Corp.	20,637	238,976
SoundHound AI, Inc.#†	55,171	278,614
Sprout Social, Inc., Class A†	19,410	633,736
SPS Commerce, Inc.†	14,678	2,760,785
Verint Systems, Inc.†	24,481	726,106
Veritone, Inc.#†	10,584	31,223
Verra Mobility Corp.†	54,722	1,457,794
Viant Technology, Inc., Class A†	5,937	56,461
Vimeo, Inc.†	61,586	238,954
Weave Communications, Inc.†	13,739	118,842
Workiva, Inc.†	19,880	1,530,164
Yext, Inc.†	42,793	216,105
Zeta Global Holdings Corp., Class A†	56,162	917,125
Zuora, Inc., Class A†	54,233	550,465
		59,489,750
Telecommunications — 1.2%
A10 Networks, Inc.	28,242	427,866
ADTRAN Holdings, Inc.	31,196	173,138
Anterix, Inc.†	5,144	173,096
Applied Digital Corp.#†	34,898	147,619
AST SpaceMobile, Inc.†	45,839	379,318
ATN International, Inc.	4,298	104,613
Aviat Networks, Inc.†	4,551	140,671
BlackSky Technology, Inc.#†	48,512	52,878
Calix, Inc.†	23,583	841,913
Cambium Networks Corp.†	4,852	15,575
Clearfield, Inc.#†	5,155	197,230
CommScope Holding Co., Inc.†	83,725	120,564
Consolidated Communications Holdings, Inc.†	30,058	132,255
Credo Technology Group Holding, Ltd.†	49,698	1,295,627
DigitalBridge Group, Inc.	64,705	882,576
DZS, Inc.†	8,706	12,798
EchoStar Corp., Class A†	48,661	934,291
Extreme Networks, Inc.†	50,461	562,640
Globalstar, Inc.#†	289,554	315,614
Gogo, Inc.†	26,509	280,598
Harmonic, Inc.†	44,033	538,524
IDT Corp., Class B	6,129	248,408
Infinera Corp.#†	79,749	456,164
InterDigital, Inc.#	10,288	1,171,495
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
KVH Industries, Inc.#†	7,498	$ 38,840
Lumen Technologies, Inc.#†	403,026	519,903
Luna Innovations, Inc.#†	13,022	43,493
NETGEAR, Inc.†	11,560	159,644
Ooma, Inc.†	9,640	83,290
Preformed Line Products Co.	982	131,922
Ribbon Communications, Inc.†	35,502	111,476
Shenandoah Telecommunications Co.	19,427	365,422
Spok Holdings, Inc.	7,104	108,052
Telephone & Data Systems, Inc.	39,570	787,047
Terran Orbital Corp.#†	38,869	35,658
Viavi Solutions, Inc.†	88,475	665,332
		12,655,550
Textiles — 0.1%
UniFirst Corp.	6,000	951,600
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A#†	14,810	133,882
JAKKS Pacific, Inc.†	2,947	54,726
		188,608
Transportation — 1.5%
Air Transport Services Group, Inc.†	20,584	277,884
ArcBest Corp.	9,519	1,004,445
Ardmore Shipping Corp.	16,689	374,001
Costamare, Inc.	18,573	297,354
Covenant Logistics Group, Inc.	3,329	158,227
CryoPort, Inc.†	17,297	177,813
DHT Holdings, Inc.	54,180	655,578
Dorian LPG, Ltd.	13,789	697,861
FLEX LNG, Ltd.	11,912	342,351
Forward Air Corp.#	10,293	172,923
Genco Shipping & Trading, Ltd.	16,829	378,989
Golden Ocean Group, Ltd.	49,220	708,276
Heartland Express, Inc.	18,734	212,069
Himalaya Shipping, Ltd.	12,134	115,637
Hub Group, Inc., Class A	25,138	1,084,705
International Seaways, Inc.	16,245	1,046,503
Marten Transport, Ltd.	23,229	411,153
Matson, Inc.	13,803	1,769,545
Nordic American Tankers, Ltd.	82,066	339,753
Overseas Shipholding Group, Inc., Class A	23,305	196,927
P.A.M. Transportation Services, Inc.†	2,471	41,068
Pangaea Logistics Solutions, Ltd.	14,559	120,403
Radiant Logistics, Inc.†	14,371	76,741
RXO, Inc.#†	46,476	948,575
Safe Bulkers, Inc.	26,508	150,300
Scorpio Tankers, Inc.	19,100	1,567,537
SFL Corp., Ltd.	46,042	658,861
Teekay Corp.†	24,772	242,518
Teekay Tankers, Ltd., Class A	9,562	696,401
Universal Logistics Holdings, Inc.	2,711	118,606
Werner Enterprises, Inc.	25,323	951,385
World Kinect Corp.	23,901	629,552
		16,623,941
Trucking & Leasing — 0.2%
GATX Corp.	14,202	1,959,308

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trucking & Leasing (continued)
Greenbrier Cos., Inc.	12,208	$ 674,492
Willis Lease Finance Corp.	1,177	76,658
		2,710,458
Water — 0.4%
American States Water Co.	14,821	1,090,677
Artesian Resources Corp., Class A#	3,658	131,213
California Water Service Group	23,115	1,153,207
Consolidated Water Co., Ltd.#	6,012	162,925
Global Water Resources, Inc.	4,596	59,380
Middlesex Water Co.	7,009	377,645
SJW Group	12,767	698,483
York Water Co.	5,697	211,017
		3,884,547
Total Common Stocks (cost $856,535,415)		1,032,736,537
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc.#†(1) (cost $0)	1,967	0
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	11,130	0
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	93,041
Chord Energy Corp. Expires 09/01/2025†	1,151	34,588
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	9,671
		137,300
Total Warrants (cost $0)		137,300
Total Long-Term Investment Securities (cost $856,535,415)		1,032,873,837
SHORT-TERM INVESTMENTS — 2.4%
Unaffiliated Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3)	18,160,900	18,160,900
U.S. Government — 0.7%
United States Treasury Bills
5.20%, 07/30/2024 to 07/30/2024(4)	$ 1,350,000	1,338,739
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
5.21%, 07/16/2024 to 08/06/2024(4)	$ 1,100,000	$ 1,091,447
5.23%, 08/13/2024 to 08/13/2024(4)	4,200,000	4,156,429
5.24%, 09/17/2024(4)	700,000	689,220
		7,275,835
Total Short-Term Investments (cost $25,435,090)		25,436,735
REPURCHASE AGREEMENTS — 3.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $40,249,007 and collateralized by $40,690,000 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $41,048,591 (cost $40,243,641)	40,243,641	40,243,641
TOTAL INVESTMENTS (cost $922,214,146)(5)	101.7%	1,098,554,213
Other assets less liabilities	(1.7)	(18,079,430)
NET ASSETS	100.0%	$1,080,474,783
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $60,047,394. This was secured by collateral of $18,160,900, which was received in cash and subsequently invested in short-term investments currently valued at $18,160,900 as reported in the Portfolio of Investments. Additional collateral of $43,447,175 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$3,261,650
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,764,352
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	428,522
United States Treasury Notes/Bonds	0.00% to 6.00%	06/15/2024 to 02/15/2054	37,992,651
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
461	Long	E-Mini Russell 2000 Index	June 2024	$46,391,408	$47,847,190	$1,455,782
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$72,860,541	$—	$31,531	$72,892,072
Lodging	1,501,566	—	0	1,501,566
Oil & Gas	45,888,534	—	0	45,888,534
Pharmaceuticals	27,688,015	402,194	465	28,090,674
Therapeutics	—	—	0	0
Other Industries	884,363,691	—	—	884,363,691
Escrows and Litigation Trusts	—	—	0	0
Warrants	137,300	0	—	137,300
Short-Term Investments:
U.S. Government	—	7,275,835	—	7,275,835
Other Short-Term Investments	18,160,900	—	—	18,160,900
Repurchase Agreements	—	40,243,641	—	40,243,641
Total Investments at Value	$1,050,600,547	$47,921,670	$31,996	$1,098,554,213
Other Financial Instruments:†
Futures Contracts	$1,455,782	$—	$—	$1,455,782
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Apparel — 1.2%
Delta Apparel, Inc.†	25,888	$ 30,548
Levi Strauss & Co., Class A	31,729	761,813
Steven Madden, Ltd.	38,136	1,695,145
		2,487,506
Auto Parts & Equipment — 1.3%
Douglas Dynamics, Inc.	76,784	1,908,850
Holley, Inc.†	225,613	866,354
		2,775,204
Banks — 7.9%
Associated Banc-Corp	83,607	1,790,862
BOK Financial Corp.	4,507	408,424
First Hawaiian, Inc.	44,239	899,379
Hancock Whitney Corp.	62,333	2,912,821
Renasant Corp.	45,748	1,377,930
SouthState Corp.	35,961	2,780,145
UMB Financial Corp.	62,017	5,112,681
Webster Financial Corp.	39,953	1,766,722
		17,048,964
Beverages — 1.2%
Primo Water Corp.	115,739	2,611,072
Building Materials — 6.1%
Eagle Materials, Inc.	23,214	5,394,701
Griffon Corp.	29,817	2,013,840
MDU Resources Group, Inc.	59,252	1,495,521
Simpson Manufacturing Co., Inc.	7,104	1,178,696
UFP Industries, Inc.	25,600	3,058,688
		13,141,446
Chemicals — 9.8%
Avient Corp.	126,259	5,641,252
Ecovyst, Inc.†	160,272	1,490,530
Innospec, Inc.	60,634	7,930,927
Mativ Holdings, Inc.	127,995	2,300,070
Minerals Technologies, Inc.	13,926	1,208,081
NewMarket Corp.	4,790	2,562,985
		21,133,845
Commercial Services — 5.9%
API Group Corp.†	65,508	2,334,705
BrightView Holdings, Inc.†	23,660	326,745
CBIZ, Inc.†	23,674	1,794,963
Custom Truck One Source, Inc.†	162,942	777,233
Ennis, Inc.	52,693	1,108,134
Euronet Worldwide, Inc.†	12,508	1,458,183
Korn Ferry	43,502	2,868,522
Matthews International Corp., Class A	20,241	573,427
Viad Corp.†	41,839	1,462,273
		12,704,185
Computers — 2.4%
Diebold Nixdorf, Inc.†	22,810	997,937
Kyndryl Holdings, Inc.†	87,226	2,321,084
Maximus, Inc.	22,136	1,905,910
		5,224,931
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.	12,604	486,262
Distribution/Wholesale — 0.1%
VSE Corp.	3,976	325,475
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.9%
Air Lease Corp.	28,098	$ 1,338,589
GlassBridge Enterprises, Inc.#†	292	1,775
Marex Group PLC†	22,079	446,438
Westwood Holdings Group, Inc.	18,724	227,309
		2,014,111
Electric — 1.0%
IDACORP, Inc.	10,043	958,805
Talen Energy Corp.†	11,386	1,311,098
		2,269,903
Electrical Components & Equipment — 1.6%
Belden, Inc.	36,527	3,495,269
Electronics — 1.6%
Atkore, Inc.	13,530	2,058,590
Atmus Filtration Technologies, Inc.†	28,458	877,645
Knowles Corp.†	25,170	440,978
		3,377,213
Environmental Control — 0.3%
Stericycle, Inc.†	12,762	657,753
Food — 4.8%
J&J Snack Foods Corp.	42,883	6,977,493
Nomad Foods, Ltd.	142,307	2,498,911
Tootsie Roll Industries, Inc.	30,533	893,395
		10,369,799
Hand/Machine Tools — 2.9%
Franklin Electric Co., Inc.	62,417	6,209,243
Healthcare-Products — 2.5%
Azenta, Inc.†	19,791	999,643
CONMED Corp.	3,001	229,396
Enovis Corp.†	20,121	1,011,483
Haemonetics Corp.†	7,632	641,699
Patterson Cos., Inc.#	58,286	1,433,253
Varex Imaging Corp.†	67,452	1,042,133
		5,357,607
Household Products/Wares — 7.1%
ACCO Brands Corp.	180,608	919,295
Central Garden & Pet Co.#†	36,118	1,569,327
Central Garden & Pet Co., Class A†	69,199	2,584,582
Helen of Troy, Ltd.†	23,947	2,559,455
Quanex Building Products Corp.	82,427	2,716,794
Spectrum Brands Holdings, Inc.	54,532	4,893,702
		15,243,155
Insurance — 6.3%
CNO Financial Group, Inc.	17,944	514,813
Enstar Group, Ltd.†	12,888	4,035,748
Hanover Insurance Group, Inc.	24,932	3,289,279
Jackson Financial, Inc., Class A	12,017	913,412
ProAssurance Corp.†	39,905	573,435
Stewart Information Services Corp.	51,644	3,269,582
White Mountains Insurance Group, Ltd.	488	881,816
		13,478,085
Internet — 0.5%
Pagaya Technologies, Ltd., Class A†	36,843	435,116
Ziff Davis, Inc.†	11,885	684,695
		1,119,811

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 2.1%
Compass Diversified Holdings	92,528	$ 2,105,937
MidCap Financial Investment Corp.#	69,716	1,123,125
New Mountain Finance Corp.	95,885	1,208,151
		4,437,213
Machinery-Diversified — 4.0%
Alamo Group, Inc.	13,603	2,584,434
Columbus McKinnon Corp.	29,868	1,167,839
CSW Industrials, Inc.	12,418	3,157,401
Gates Industrial Corp. PLC†	103,544	1,803,736
		8,713,410
Media — 0.3%
DallasNews Corp.#	18,100	70,228
Thryv Holdings, Inc.†	26,383	555,890
		626,118
Metal Fabricate/Hardware — 5.9%
Hillman Solutions Corp.†	227,377	2,089,595
Janus International Group, Inc.†	147,224	2,043,469
Mayville Engineering Co., Inc.†	62,180	996,123
Mueller Industries, Inc.	127,435	7,507,196
		12,636,383
Miscellaneous Manufacturing — 0.5%
Myers Industries, Inc.	64,866	1,024,883
Oil & Gas — 6.0%
Berry Corp.	88,143	614,357
Chord Energy Corp.	14,416	2,672,871
Magnolia Oil & Gas Corp., Class A	98,757	2,562,744
Northern Oil & Gas, Inc.	41,530	1,699,823
Patterson-UTI Energy, Inc.	203,670	2,244,443
SM Energy Co.	17,020	858,319
Southwestern Energy Co.†	290,795	2,189,686
		12,842,243
Oil & Gas Services — 0.8%
Forum Energy Technologies, Inc.†	10,077	183,805
Liberty Energy, Inc.	60,332	1,489,597
		1,673,402
Packaging & Containers — 3.8%
Berry Global Group, Inc.	28,930	1,732,328
Silgan Holdings, Inc.	79,567	3,759,541
TriMas Corp.	98,897	2,632,638
		8,124,507
Pharmaceuticals — 1.7%
Perrigo Co. PLC	20,419	562,135
Premier, Inc., Class A	39,471	746,791
Prestige Consumer Healthcare, Inc.†	37,858	2,434,648
		3,743,574
REITS — 3.7%
AGNC Investment Corp.#	218,344	2,093,919
Agree Realty Corp.	22,655	1,376,518
Apollo Commercial Real Estate Finance, Inc.#	63,074	637,047
Elme Communities	67,460	1,039,559
New York Mtg. Trust, Inc.	121,833	724,906
Two Harbors Investment Corp.	163,430	2,100,076
		7,972,025
Security Description	Shares or Principal Amount	Value

Retail — 1.6%
Denny's Corp.†	181,381	$ 1,324,081
Dine Brands Global, Inc.	26,864	1,059,785
Jack in the Box, Inc.	18,964	1,049,847
		3,433,713
Semiconductors — 0.2%
Diodes, Inc.†	4,645	344,334
Software — 0.9%
Concentrix Corp.	8,354	512,351
E2open Parent Holdings, Inc.#†	115,854	539,880
Progress Software Corp.	13,508	684,180
Synchronoss Technologies, Inc.†	20,645	187,353
		1,923,764
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.0%
Nordic American Tankers, Ltd.	119,127	493,186
Werner Enterprises, Inc.	46,254	1,737,763
		2,230,949
Total Common Stocks (cost $179,995,338)		211,257,357
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $179,995,338)		211,257,357
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3)	3,991,220	3,991,220
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4)	1,904,646	1,904,646
Total Short-Term Investments (cost $5,895,866)		5,895,866
TOTAL INVESTMENTS (cost $185,891,204)(5)	100.8%	217,153,223
Other assets less liabilities	(0.8)	(1,766,351)
NET ASSETS	100.0%	$215,386,872
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $5,184,816. This was secured by collateral of $1,904,646, which was received in cash and subsequently invested in short-term investments currently valued at $1,904,646 as reported in the Portfolio of Investments. Additional collateral of $3,410,268 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$361,652
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	195,632
United States Treasury Bills	0.00%	01/23/2025	24
United States Treasury Notes/Bonds	0.00% to 5.38%	06/15/2024 to 02/15/2054	2,852,960
(5)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$2,012,336	$1,775	$—	$2,014,111
Special Purpose Acquisition Company	—	—	0	0
Other Industries	209,243,246	—	—	209,243,246
Rights	—	0	0	0
Short-Term Investments	5,895,866	—	—	5,895,866
Total Investments at Value	$217,151,448	$1,775	$0	$217,153,223
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A#†	28,205	$ 92,230
Joby Aviation, Inc.#†	46,455	226,236
		318,466
Agriculture — 0.8%
Andersons, Inc.	21,798	1,140,908
Dole PLC	111,687	1,381,568
Fresh Del Monte Produce, Inc.	18,106	422,956
		2,945,432
Airlines — 0.8%
JetBlue Airways Corp.#†	71,343	398,807
SkyWest, Inc.†	36,149	2,699,246
		3,098,053
Auto Manufacturers — 0.2%
Blue Bird Corp.†	15,289	871,626
Auto Parts & Equipment — 1.0%
Adient PLC†	37,485	1,058,576
Aurora Innovation, Inc.†	35,775	85,502
Goodyear Tire & Rubber Co.†	157,608	1,940,155
Phinia, Inc.	4,049	181,233
Titan International, Inc.†	50,148	414,724
		3,680,190
Banks — 14.2%
1st Source Corp.	4,681	240,697
Amalgamated Financial Corp.	37,592	950,326
Ameris Bancorp	42,720	2,133,864
Associated Banc-Corp	15,491	331,817
Bank of N.T. Butterfield & Son, Ltd.	72,618	2,474,095
BankUnited, Inc.	26,416	757,875
Banner Corp.	16,233	760,191
Business First Bancshares, Inc.	33,199	712,119
Byline Bancorp, Inc.	31,539	728,551
Central Pacific Financial Corp.	19,114	387,632
CNB Financial Corp.	10,788	209,287
Community Trust Bancorp, Inc.	5,999	252,618
ConnectOne Bancorp, Inc.	109,061	2,032,897
CrossFirst Bankshares, Inc.†	11,750	153,808
Customers Bancorp, Inc.†	27,608	1,250,642
CVB Financial Corp.	17,827	294,859
Eastern Bankshares, Inc.	130,671	1,790,193
Enterprise Financial Services Corp.	31,411	1,215,292
Equity Bancshares, Inc., Class A	25,855	871,314
First BanCorp/Puerto Rico	148,203	2,627,639
First Bancshares, Inc.	20,970	531,590
First Citizens BancShares, Inc., Class A	528	896,771
First Commonwealth Financial Corp.	27,891	376,807
First Financial Corp.	19,471	721,206
First Interstate BancSystem, Inc., Class A	8,471	224,820
First Merchants Corp.	32,370	1,069,828
First Mid Bancshares, Inc.	5,286	167,778
Glacier Bancorp, Inc.	13,014	486,463
Hancock Whitney Corp.	16,575	774,550
Hanmi Financial Corp.	21,947	345,885
Heartland Financial USA, Inc.	6,800	298,928
Heritage Commerce Corp.	66,830	544,665
Home BancShares, Inc.	45,902	1,079,615
Hope Bancorp, Inc.	46,746	492,235
Live Oak Bancshares, Inc.	8,859	305,458
Macatawa Bank Corp.	6,383	89,745
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mercantile Bank Corp.	4,225	$ 161,860
Merchants Bancorp	53,190	2,130,259
Mid Penn Bancorp, Inc.	4,204	89,966
Midland States Bancorp, Inc.	6,981	158,608
MVB Financial Corp.	3,096	57,988
National Bank Holdings Corp., Class A	14,216	518,458
OFG Bancorp	62,070	2,306,521
Old National Bancorp	172,774	2,952,708
Old Second Bancorp, Inc.	89,077	1,288,053
Orrstown Financial Services, Inc.	5,211	136,059
Pathward Financial, Inc.	31,150	1,660,606
Peapack-Gladstone Financial Corp.	12,555	272,444
Pinnacle Financial Partners, Inc.	11,383	905,062
Popular, Inc.	22,214	1,977,268
Preferred Bank	11,242	840,002
Premier Financial Corp.	29,343	578,351
QCR Holdings, Inc.	26,728	1,514,676
Seacoast Banking Corp. of Florida	8,559	202,592
Sierra Bancorp	6,217	130,681
SmartFinancial, Inc.	4,067	94,110
South Plains Financial, Inc.	2,527	68,608
Southside Bancshares, Inc.	8,263	221,531
SouthState Corp.	14,779	1,142,564
Texas Capital Bancshares, Inc.†	4,683	282,291
Towne Bank	19,414	527,867
TriCo Bancshares	16,311	621,123
UMB Financial Corp.	5,573	459,438
United Bankshares, Inc.	20,303	658,629
Unity Bancorp, Inc.	5,049	141,271
Veritex Holdings, Inc.	33,651	686,480
WesBanco, Inc.	10,361	285,964
Wintrust Financial Corp.	18,449	1,819,256
		53,473,354
Beverages — 0.2%
Primo Water Corp.	33,074	746,149
Biotechnology — 4.9%
2seventy Bio, Inc.#†	44,446	188,007
ANI Pharmaceuticals, Inc.†	18,372	1,192,343
Arcellx, Inc.†	33,547	1,744,444
Avidity Biosciences, Inc.†	54,839	1,472,975
Biohaven, Ltd.†	1,419	49,807
Cabaletta Bio, Inc.†	103,268	1,052,301
Crinetics Pharmaceuticals, Inc.†	37,687	1,673,680
Cytokinetics, Inc.†	18,132	879,583
Fate Therapeutics, Inc.†	148,222	545,457
Geron Corp.#†	158,180	561,539
Iovance Biotherapeutics, Inc.#†	103,257	916,922
Kymera Therapeutics, Inc.†	39,227	1,259,579
Larimar Therapeutics, Inc.†	174,704	1,397,632
NeoGenomics, Inc.†	66,114	906,423
Nuvation Bio, Inc.†	462,890	1,434,959
REVOLUTION Medicines, Inc.†	18,013	690,438
SpringWorks Therapeutics, Inc.†	36,578	1,516,524
Syndax Pharmaceuticals, Inc.†	45,229	871,563
		18,354,176
Building Materials — 3.5%
Boise Cascade Co.	14,318	1,965,718
Gibraltar Industries, Inc.†	5,576	420,765
Griffon Corp.	50,088	3,382,944
Knife River Corp.†	7,002	495,111
Masterbrand, Inc.†	9,741	162,772

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Modine Manufacturing Co.†	27,260	$ 2,751,079
Summit Materials, Inc., Class A†	33,604	1,298,459
UFP Industries, Inc.	22,324	2,667,272
		13,144,120
Chemicals — 0.7%
Avient Corp.	13,542	605,057
Ecovyst, Inc.†	14,239	132,423
H.B. Fuller Co.	7,480	595,632
Innospec, Inc.	851	111,311
Perimeter Solutions SA†	22,892	173,979
Tronox Holdings PLC	44,876	888,993
		2,507,395
Coal — 1.6%
Alpha Metallurgical Resources, Inc.	6,723	2,120,501
Arch Resources, Inc.	6,111	1,062,886
CONSOL Energy, Inc.#	4,962	514,411
Peabody Energy Corp.#	33,944	841,132
SunCoke Energy, Inc.	30,717	324,064
Warrior Met Coal, Inc.	18,192	1,244,879
		6,107,873
Commercial Services — 3.9%
ABM Industries, Inc.	43,189	2,041,544
Adtalem Global Education, Inc.†	26,830	1,727,584
API Group Corp.†	41,282	1,471,291
Barrett Business Services, Inc.	10,166	1,345,368
GEO Group, Inc.†	24,026	349,338
Information Services Group, Inc.	119,374	380,803
John Wiley & Sons, Inc., Class A	15,308	557,977
LiveRamp Holdings, Inc.†	51,783	1,620,290
Perdoceo Education Corp.	34,198	769,455
Repay Holdings Corp.†	77,736	757,149
Riot Platforms, Inc.†	147,761	1,439,192
StoneCo., Ltd., Class A†	30,602	423,532
Stride, Inc.†	9,467	650,004
TrueBlue, Inc.†	15,424	166,579
V2X, Inc.†	15,309	736,516
Valvoline, Inc.†	9,564	388,298
		14,824,920
Computers — 0.6%
ASGN, Inc.†	13,833	1,299,057
Unisys Corp.†	177,343	760,801
		2,059,858
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.	21,587	832,826
Distribution/Wholesale — 1.9%
G-III Apparel Group, Ltd.†	5,976	179,639
Hudson Technologies, Inc.†	22,717	202,408
Resideo Technologies, Inc.†	69,217	1,495,087
Rush Enterprises, Inc., Class A	50,825	2,293,732
ScanSource, Inc.†	24,029	1,139,696
Titan Machinery, Inc.†	13,026	245,149
WESCO International, Inc.	9,380	1,683,616
		7,239,327
Diversified Financial Services — 4.5%
Enact Holdings, Inc.	37,655	1,156,385
Enova International, Inc.†	28,685	1,768,430
Federal Agricultural Mtg. Corp., Class C	2,164	377,986
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LendingClub Corp.†	69,947	$ 623,927
Mr. Cooper Group, Inc.†	40,009	3,336,750
Pagseguro Digital, Ltd.†	135,803	1,663,587
PennyMac Financial Services, Inc.	20,551	1,862,948
Piper Sandler Cos.	2,465	522,038
Radian Group, Inc.	60,826	1,900,204
StoneX Group, Inc.†	6,597	495,237
Victory Capital Holdings, Inc., Class A	49,098	2,554,569
Virtus Investment Partners, Inc.	3,254	743,832
		17,005,893
Electric — 2.4%
Black Hills Corp.	12,228	690,270
Clearway Energy, Inc., Class A	25,102	644,619
Clearway Energy, Inc., Class C	20,332	569,296
IDACORP, Inc.	14,409	1,375,627
MGE Energy, Inc.	6,991	560,189
Northwestern Energy Group, Inc.	17,076	887,269
Portland General Electric Co.	57,494	2,561,933
Unitil Corp.	35,226	1,884,239
		9,173,442
Electrical Components & Equipment — 0.1%
Powell Industries, Inc.	2,661	478,607
Electronics — 1.5%
Benchmark Electronics, Inc.	36,573	1,575,199
Knowles Corp.†	173,720	3,043,574
OSI Systems, Inc.†	5,602	805,232
Turtle Beach Corp.†	11,248	186,492
		5,610,497
Energy-Alternate Sources — 0.1%
REX American Resources Corp.†	3,236	161,768
Engineering & Construction — 2.0%
Arcosa, Inc.	25,829	2,270,627
Comfort Systems USA, Inc.	6,758	2,212,164
MYR Group, Inc.†	11,134	1,726,438
Primoris Services Corp.	21,487	1,176,628
		7,385,857
Entertainment — 0.8%
Everi Holdings, Inc.†	41,454	299,713
Light & Wonder, Inc.#†	25,582	2,442,569
United Parks & Resorts, Inc.†	6,086	318,237
		3,060,519
Food — 0.5%
Cal-Maine Foods, Inc.	3,213	198,146
John B. Sanfilippo & Son, Inc.	4,739	477,833
Simply Good Foods Co.†	4,687	180,403
Sprouts Farmers Market, Inc.†	13,670	1,079,656
		1,936,038
Gas — 1.4%
Chesapeake Utilities Corp.	6,965	780,150
New Jersey Resources Corp.	16,274	707,268
Northwest Natural Holding Co.	20,379	762,582
ONE Gas, Inc.	24,138	1,487,625
Southwest Gas Holdings, Inc.	9,260	718,483
Spire, Inc.	11,078	678,971
		5,135,079

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.9%
Alphatec Holdings, Inc.†	94,112	$ 913,827
Inari Medical, Inc.†	11,210	560,500
LivaNova PLC†	34,968	2,135,496
RxSight, Inc.†	30,692	1,794,561
Twist Bioscience Corp.†	43,264	1,812,762
		7,217,146
Healthcare-Services — 1.3%
Addus HomeCare Corp.†	8,305	953,497
Oscar Health, Inc., Class A†	142,458	2,843,462
Pediatrix Medical Group, Inc. †	134,290	981,660
		4,778,619
Home Builders — 3.2%
Century Communities, Inc.	10,385	876,598
Forestar Group, Inc.†	33,926	1,153,823
Green Brick Partners, Inc.†	8,498	463,991
KB Home	22,887	1,615,822
Landsea Homes Corp.†	8,040	79,757
M/I Homes, Inc.†	12,893	1,610,594
Meritage Homes Corp.	13,741	2,423,225
Taylor Morrison Home Corp.†	39,123	2,262,483
Tri Pointe Homes, Inc.†	35,357	1,369,377
		11,855,670
Home Furnishings — 0.4%
Daktronics, Inc.†	89,885	1,003,117
Xperi, Inc.†	57,915	510,231
		1,513,348
Household Products/Wares — 0.4%
ACCO Brands Corp.	28,158	143,324
Central Garden & Pet Co., Class A†	14,161	528,913
Helen of Troy, Ltd.†	2,854	305,036
Quanex Building Products Corp.	14,081	464,110
		1,441,383
Insurance — 2.5%
CNO Financial Group, Inc.	60,098	1,724,212
Enstar Group, Ltd.†	230	72,022
Essent Group, Ltd.	51,685	2,930,539
Genworth Financial, Inc., Class A†	66,558	418,650
Jackson Financial, Inc., Class A	31,897	2,424,491
NMI Holdings, Inc., Class A†	43,477	1,442,567
RLI Corp.	3,764	549,469
		9,561,950
Internet — 1.2%
Beyond, Inc.†	22,415	339,139
Blade Air Mobility, Inc.#†	32,236	97,030
Cars.com, Inc.†	8,203	165,947
Lands' End, Inc.†	12,253	175,096
Magnite, Inc.†	97,869	1,207,704
Open Lending Corp.#†	106,656	690,064
Opendoor Technologies, Inc.#†	246,601	537,590
QuinStreet, Inc.†	35,056	617,336
Solo Brands, Inc., Class A#†	114,216	222,721
Vivid Seats, Inc., Class A#†	52,718	266,226
		4,318,853
Investment Companies — 0.1%
Cannae Holdings, Inc.†	26,903	489,097
Security Description	Shares or Principal Amount	Value

Iron/Steel — 1.0%
Carpenter Technology Corp.	3,298	$ 365,649
Commercial Metals Co.	59,179	3,332,962
		3,698,611
Leisure Time — 0.1%
OneSpaWorld Holdings, Ltd.†	20,597	320,283
Machinery-Construction & Mining — 0.5%
Argan, Inc.	9,548	674,375
Terex Corp.	17,966	1,072,031
		1,746,406
Machinery-Diversified — 0.3%
AGCO Corp.	11,711	1,256,942
Media — 0.9%
AMC Networks, Inc., Class A†	30,594	530,500
Gray Television, Inc.	105,125	655,980
Liberty Latin America, Ltd., Class A†	23,655	214,551
Liberty Latin America, Ltd., Class C#†	142,216	1,289,899
Thryv Holdings, Inc.†	32,640	687,725
		3,378,655
Metal Fabricate/Hardware — 1.2%
Hillman Solutions Corp.†	87,919	807,976
Mueller Industries, Inc.	48,999	2,886,531
Olympic Steel, Inc.	6,375	332,392
Ryerson Holding Corp.	19,012	451,535
		4,478,434
Mining — 0.9%
Coeur Mining, Inc.†	43,626	250,849
Constellium SE†	37,080	803,524
Hecla Mining Co.	178,177	1,049,462
Uranium Energy Corp.#†	161,384	1,152,282
		3,256,117
Miscellaneous Manufacturing — 0.1%
Enpro, Inc.	2,966	454,569
Oil & Gas — 6.2%
California Resources Corp.	26,567	1,257,947
Chord Energy Corp.	14,147	2,622,995
Civitas Resources, Inc.	15,005	1,103,768
CNX Resources Corp.†	47,007	1,236,284
CVR Energy, Inc.#	27,486	765,760
Delek US Holdings, Inc.	4,030	102,604
Gulfport Energy Corp.†	8,889	1,438,329
Helmerich & Payne, Inc.	21,445	816,197
Magnolia Oil & Gas Corp., Class A	7,328	190,162
Matador Resources Co.	38,199	2,423,726
Murphy Oil Corp.	50,223	2,149,042
Noble Corp. PLC	21,300	989,598
Ovintiv, Inc.	20,604	1,064,609
Par Pacific Holdings, Inc.†	8,384	227,542
Patterson-UTI Energy, Inc.	150,685	1,660,549
PBF Energy, Inc., Class A	21,331	988,265
Permian Resources Corp.	66,690	1,093,049
SM Energy Co.#	66,318	3,344,417
		23,474,843
Oil & Gas Services — 1.5%
DNOW, Inc.†	121,326	1,770,146
Helix Energy Solutions Group, Inc.†	19,518	224,652
Liberty Energy, Inc.#	102,647	2,534,355

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Oil States International, Inc.†	64,596	$ 288,744
Select Water Solutions, Inc.	85,427	933,717
		5,751,614
Packaging & Containers — 0.2%
Greif, Inc., Class A	9,571	621,541
O-I Glass, Inc.†	18,315	232,417
		853,958
Pharmaceuticals — 1.5%
Agios Pharmaceuticals, Inc.#†	70,939	2,577,923
BellRing Brands, Inc.†	43,950	2,556,572
Prestige Consumer Healthcare, Inc.†	9,755	627,344
		5,761,839
Pipelines — 0.1%
Equitrans Midstream Corp.	32,642	466,128
Real Estate — 0.5%
Anywhere Real Estate, Inc.†	92,276	375,563
Cushman & Wakefield PLC†	100,818	1,120,088
Newmark Group, Inc., Class A	37,689	392,343
		1,887,994
REITS — 10.1%
Agree Realty Corp.	15,675	952,413
American Assets Trust, Inc.	21,617	470,170
Apple Hospitality REIT, Inc.	49,379	713,033
Armada Hoffler Properties, Inc.	19,965	226,403
Brandywine Realty Trust	93,177	429,546
BrightSpire Capital, Inc.	170,361	1,030,684
Broadstone Net Lease, Inc.	64,141	984,564
CareTrust REIT, Inc.	25,767	658,862
Chatham Lodging Trust	12,326	104,278
City Office REIT, Inc.	22,464	110,748
Community Healthcare Trust, Inc.	21,073	494,373
COPT Defense Properties	75,989	1,874,649
DiamondRock Hospitality Co.	81,373	689,229
Dynex Capital, Inc.	16,977	207,968
Easterly Government Properties, Inc.	12,767	151,161
Empire State Realty Trust, Inc., Class A	72,754	693,346
Equity Commonwealth†	28,545	551,204
Essential Properties Realty Trust, Inc.	58,893	1,577,155
First Industrial Realty Trust, Inc.	7,351	346,379
Global Medical REIT, Inc.	14,961	138,988
Hudson Pacific Properties, Inc.	35,747	175,518
Independence Realty Trust, Inc.	75,234	1,256,408
Innovative Industrial Properties, Inc.	13,056	1,407,176
InvenTrust Properties Corp.	31,522	780,800
Kimco Realty Corp.	14,812	286,760
Kite Realty Group Trust	87,735	1,923,151
KKR Real Estate Finance Trust, Inc.	29,000	274,340
Ladder Capital Corp.	183,614	2,052,804
Macerich Co.	82,125	1,241,730
MFA Financial, Inc.	75,647	809,423
Outfront Media, Inc.	11,532	166,637
Pebblebrook Hotel Trust	21,358	302,216
Phillips Edison & Co., Inc.	17,929	572,652
Piedmont Office Realty Trust, Inc., Class A	61,189	446,068
Plymouth Industrial REIT, Inc.	32,116	669,940
PotlatchDeltic Corp.	38,002	1,623,825
Redwood Trust, Inc.	34,139	216,441
Regency Centers Corp.	2,587	158,842
Security Description	Shares or Principal Amount	Value

REITS (continued)
Retail Opportunity Investments Corp.	170,516	$ 2,134,860
RLJ Lodging Trust	90,357	901,763
Ryman Hospitality Properties, Inc.	13,628	1,431,894
Sabra Health Care REIT, Inc.	123,238	1,796,810
SITE Centers Corp.	39,607	571,133
SL Green Realty Corp.	29,222	1,547,889
Terreno Realty Corp.	10,971	620,739
TPG RE Finance Trust, Inc.	65,922	565,611
UMH Properties, Inc.	13,542	204,755
Uniti Group, Inc.	70,785	223,681
Veris Residential, Inc.	22,938	350,722
Xenia Hotels & Resorts, Inc.	64,703	937,546
		38,057,287
Retail — 5.1%
Abercrombie & Fitch Co., Class A†	14,143	2,444,901
Academy Sports & Outdoors, Inc.	11,327	653,455
Asbury Automotive Group, Inc.†	8,733	2,052,866
Beacon Roofing Supply, Inc.†	20,002	1,941,394
BlueLinx Holdings, Inc.†	5,962	613,430
Caleres, Inc.	27,047	937,990
Carvana Co.†	12,197	1,219,456
EVgo, Inc.#†	51,299	104,137
GMS, Inc.†	14,200	1,334,232
Group 1 Automotive, Inc.	6,235	1,938,960
Haverty Furniture Cos., Inc.	8,016	227,735
ODP Corp.†	18,108	709,109
Patrick Industries, Inc.#	7,510	860,646
Petco Health & Wellness Co., Inc.†	34,107	131,653
Savers Value Village, Inc.#†	27,332	370,622
Signet Jewelers, Ltd.#	17,029	1,864,505
Sweetgreen, Inc., Class A†	29,574	909,401
Urban Outfitters, Inc.†	24,030	1,002,291
		19,316,783
Savings & Loans — 1.4%
Axos Financial, Inc.†	10,022	539,885
Banc of California, Inc.	149,558	2,072,874
Brookline Bancorp, Inc.	24,039	207,937
Capitol Federal Financial, Inc.	61,900	320,023
Flushing Financial Corp.	6,379	81,141
HomeTrust Bancshares, Inc.	10,437	288,166
OceanFirst Financial Corp.	86,462	1,301,253
WSFS Financial Corp.	8,863	390,504
		5,201,783
Semiconductors — 1.3%
ACM Research, Inc., Class A†	51,620	1,114,992
Synaptics, Inc.†	17,358	1,626,618
Ultra Clean Holdings, Inc.†	21,822	1,012,104
Veeco Instruments, Inc.†	26,663	1,083,851
		4,837,565
Software — 0.9%
Adeia, Inc.	73,248	866,524
Evolent Health, Inc., Class A†	45,898	972,578
ON24, Inc.†	81,821	486,017
Verint Systems, Inc.†	29,159	864,856
		3,189,975
Telecommunications — 0.9%
ATN International, Inc.	3,996	97,263
Aviat Networks, Inc.†	37,351	1,154,519
DigitalBridge Group, Inc.	31,469	429,237

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Gogo, Inc.†	55,268	$ 585,012
NETGEAR, Inc.†	57,196	789,877
Telephone & Data Systems, Inc.	13,479	268,097
		3,324,005
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	12,536	232,794
Transportation — 3.1%
ArcBest Corp.	10,447	1,102,368
Costamare, Inc.	28,145	450,602
Dorian LPG, Ltd.	42,743	2,163,223
Hub Group, Inc., Class A	48,949	2,112,149
International Seaways, Inc.	24,400	1,571,848
Matson, Inc.	17,748	2,275,294
Radiant Logistics, Inc.†	59,076	315,466
Safe Bulkers, Inc.	50,532	286,516
Scorpio Tankers, Inc.	3,603	295,698
Teekay Tankers, Ltd., Class A	15,940	1,160,910
		11,734,074
Water — 0.2%
American States Water Co.	10,885	801,027
Total Long-Term Investment Securities (cost $321,814,604)		364,809,217
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2) (cost $510,164)	510,164	510,164
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $10,175,995 and collateralized by $12,539,200 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $10,378,248 (cost $10,174,638)	$10,174,638	$ 10,174,638
TOTAL INVESTMENTS (cost $332,499,406)(3)	99.8%	375,494,019
Other assets less liabilities	0.2	652,269
NET ASSETS	100.0%	$376,146,288
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $12,573,060. This was secured by collateral of $510,164, which was received in cash and subsequently invested in short-term investments currently valued at $510,164 as reported in the Portfolio of Investments. Additional collateral of $12,038,544 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$1,337,589
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	723,553
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	64,046
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	9,913,356
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
99	Long	E-Mini Russell 2000 Index	June 2024	$10,275,686	$10,275,210	$(476)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$364,809,217	$—	$—	$364,809,217
Short-Term Investments	510,164	—	—	510,164
Repurchase Agreements	—	10,174,638	—	10,174,638
Total Investments at Value	$365,319,381	$10,174,638	$—	$375,494,019
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$476	$—	$—	$476
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	55,523	$ 1,741,756
Omnicom Group, Inc.	28,703	2,668,231
		4,409,987
Aerospace/Defense — 1.8%
Boeing Co.†	83,143	14,767,028
General Dynamics Corp.	32,913	9,866,330
General Electric Co.	157,773	26,054,633
Howmet Aerospace, Inc.	56,705	4,800,078
L3Harris Technologies, Inc.	27,477	6,177,654
Lockheed Martin Corp.	31,177	14,663,790
Northrop Grumman Corp.	20,445	9,215,993
RTX Corp.	192,347	20,736,930
TransDigm Group, Inc.	8,061	10,827,777
		117,110,213
Agriculture — 0.7%
Altria Group, Inc.	255,645	11,823,581
Archer-Daniels-Midland Co.	77,323	4,828,048
Bunge Global SA	21,062	2,266,061
Philip Morris International, Inc.	225,056	22,816,177
		41,733,867
Airlines — 0.2%
American Airlines Group, Inc.#†	94,848	1,090,752
Delta Air Lines, Inc.	92,831	4,736,238
Southwest Airlines Co.#	86,497	2,321,579
United Airlines Holdings, Inc.†	47,552	2,519,781
		10,668,350
Apparel — 0.4%
Deckers Outdoor Corp.†	3,721	4,070,476
NIKE, Inc., Class B	176,458	16,772,333
Ralph Lauren Corp.	5,660	1,057,741
Tapestry, Inc.	33,251	1,446,086
		23,346,636
Auto Manufacturers — 1.5%
Cummins, Inc.	19,756	5,565,858
Ford Motor Co.	565,776	6,862,863
General Motors Co.	167,355	7,529,301
PACCAR, Inc.	75,829	8,151,617
Tesla, Inc.†	401,671	71,529,572
		99,639,211
Auto Parts & Equipment — 0.1%
Aptiv PLC†	40,451	3,367,950
BorgWarner, Inc.	33,311	1,187,870
		4,555,820
Banks — 4.2%
Bank of America Corp.	998,094	39,913,779
Bank of New York Mellon Corp.	110,080	6,561,869
Citigroup, Inc.	275,888	17,190,581
Citizens Financial Group, Inc.	67,587	2,385,145
Comerica, Inc.	19,121	979,760
Fifth Third Bancorp	98,741	3,694,888
Goldman Sachs Group, Inc.	47,276	21,582,440
Huntington Bancshares, Inc.	209,959	2,922,629
JPMorgan Chase & Co.	419,102	84,922,638
KeyCorp	135,771	1,951,029
M&T Bank Corp.	24,086	3,651,438
Morgan Stanley	181,614	17,769,114
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	29,737	$ 2,505,045
PNC Financial Services Group, Inc.	57,701	9,081,560
Regions Financial Corp.	133,950	2,591,933
State Street Corp.	43,772	3,308,725
Truist Financial Corp.	193,349	7,298,925
US Bancorp	225,716	9,152,784
Wells Fargo & Co.	521,718	31,261,343
		268,725,625
Beverages — 1.4%
Brown-Forman Corp., Class B	26,213	1,202,128
Coca-Cola Co.	564,079	35,497,491
Constellation Brands, Inc., Class A	23,320	5,835,364
Keurig Dr Pepper, Inc.	150,983	5,171,168
Molson Coors Beverage Co., Class B	26,843	1,471,265
Monster Beverage Corp.†	107,089	5,560,061
PepsiCo, Inc.	199,248	34,449,979
		89,187,456
Biotechnology — 1.4%
Amgen, Inc.	77,558	23,721,114
Biogen, Inc.†	21,006	4,725,090
Bio-Rad Laboratories, Inc., Class A†	3,034	870,333
Corteva, Inc.	101,736	5,691,112
Gilead Sciences, Inc.	180,630	11,609,090
Illumina, Inc.†	23,021	2,400,630
Incyte Corp.†	26,965	1,558,307
Moderna, Inc.†	48,088	6,854,944
Regeneron Pharmaceuticals, Inc.†	15,315	15,011,151
Vertex Pharmaceuticals, Inc.†	37,358	17,010,592
		89,452,363
Building Materials — 0.6%
Builders FirstSource, Inc.†	17,881	2,875,086
Carrier Global Corp.	121,117	7,653,383
Johnson Controls International PLC	98,795	7,104,348
Martin Marietta Materials, Inc.	8,960	5,125,837
Masco Corp.	31,859	2,227,581
Mohawk Industries, Inc.†	7,662	934,228
Trane Technologies PLC	32,988	10,802,251
Vulcan Materials Co.	19,262	4,926,642
		41,649,356
Chemicals — 1.4%
Air Products and Chemicals, Inc.	32,226	8,594,674
Albemarle Corp.#	17,012	2,085,501
Celanese Corp.#	14,518	2,207,317
CF Industries Holdings, Inc.	27,697	2,208,282
Dow, Inc.	101,810	5,867,310
DuPont de Nemours, Inc.	62,352	5,122,840
Eastman Chemical Co.	17,005	1,723,117
Ecolab, Inc.	36,789	8,542,406
FMC Corp.	18,086	1,102,342
International Flavors & Fragrances, Inc.	37,007	3,559,333
Linde PLC	70,293	30,614,007
LyondellBasell Industries NV, Class A	37,106	3,689,079
Mosaic Co.	47,380	1,465,463
PPG Industries, Inc.	34,183	4,491,988
Sherwin-Williams Co.	34,138	10,371,125
		91,644,784
Commercial Services — 1.6%
Automatic Data Processing, Inc.	59,551	14,585,231
Cintas Corp.	12,491	8,468,523

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Corpay, Inc.†	10,467	$ 2,801,702
CoStar Group, Inc.†	59,199	4,627,586
Equifax, Inc.	17,874	4,135,865
Gartner, Inc.†	11,300	4,742,271
Global Payments, Inc.	37,748	3,844,634
MarketAxess Holdings, Inc.	5,495	1,093,120
Moody's Corp.	22,815	9,057,327
PayPal Holdings, Inc.†	155,368	9,786,630
Quanta Services, Inc.	21,062	5,811,848
Robert Half, Inc.	15,097	969,680
Rollins, Inc.	40,698	1,859,492
S&P Global, Inc.	46,578	19,912,561
United Rentals, Inc.	9,741	6,520,723
Verisk Analytics, Inc.	21,018	5,312,930
		103,530,123
Computers — 7.6%
Accenture PLC, Class A	90,893	25,658,185
Apple, Inc.	2,104,257	404,543,408
Cognizant Technology Solutions Corp., Class A	72,194	4,775,633
EPAM Systems, Inc.†	8,365	1,488,384
Fortinet, Inc.†	92,397	5,480,990
Hewlett Packard Enterprise Co.	188,458	3,326,284
HP, Inc.	126,411	4,614,002
International Business Machines Corp.	132,647	22,132,152
Leidos Holdings, Inc.	19,934	2,931,295
NetApp, Inc.	29,868	3,597,003
Seagate Technology Holdings PLC	28,246	2,633,657
Super Micro Computer, Inc.†	7,299	5,726,139
Western Digital Corp.†	47,005	3,539,006
		490,446,138
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	119,362	11,095,892
Estee Lauder Cos., Inc., Class A	33,767	4,165,497
Kenvue, Inc.	277,586	5,357,410
Procter & Gamble Co.	341,112	56,126,568
		76,745,367
Distribution/Wholesale — 0.3%
Copart, Inc.†	126,674	6,721,322
Fastenal Co.	82,955	5,473,371
LKQ Corp.	38,793	1,669,263
Pool Corp.	5,607	2,038,425
WW Grainger, Inc.	6,404	5,901,030
		21,803,411
Diversified Financial Services — 3.5%
American Express Co.	82,901	19,896,240
Ameriprise Financial, Inc.	14,526	6,342,197
BlackRock, Inc.	20,272	15,650,592
Capital One Financial Corp.	55,146	7,589,744
Cboe Global Markets, Inc.	15,302	2,647,093
Charles Schwab Corp.	215,743	15,809,647
CME Group, Inc.	52,187	10,592,917
Discover Financial Services	36,250	4,446,425
Franklin Resources, Inc.	43,510	1,026,836
Intercontinental Exchange, Inc.	83,011	11,115,173
Invesco, Ltd.	65,163	1,023,711
Mastercard, Inc., Class A	119,603	53,470,913
Nasdaq, Inc.	55,087	3,251,786
Raymond James Financial, Inc.	27,272	3,347,638
Synchrony Financial	58,979	2,583,280
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	32,458	$ 3,824,526
Visa, Inc., Class A	229,279	62,469,356
		225,088,074
Electric — 2.4%
AES Corp.	97,074	2,095,828
Alliant Energy Corp.	36,993	1,904,770
Ameren Corp.	38,118	2,796,718
American Electric Power Co., Inc.	76,235	6,880,209
CenterPoint Energy, Inc.	91,507	2,791,879
CMS Energy Corp.	42,685	2,686,167
Consolidated Edison, Inc.	50,046	4,731,849
Constellation Energy Corp.	46,300	10,058,675
Dominion Energy, Inc.	121,308	6,540,927
DTE Energy Co.	29,929	3,487,626
Duke Energy Corp.	111,770	11,576,019
Edison International	55,605	4,273,244
Entergy Corp.	30,657	3,448,606
Evergy, Inc.	33,302	1,820,287
Eversource Energy	50,641	2,999,466
Exelon Corp.	144,306	5,418,690
FirstEnergy Corp.	74,866	3,014,105
NextEra Energy, Inc.	297,431	23,800,429
NRG Energy, Inc.	32,728	2,650,968
PG&E Corp.	309,289	5,734,218
Pinnacle West Capital Corp.	16,439	1,296,379
PPL Corp.	106,859	3,134,174
Public Service Enterprise Group, Inc.	72,239	5,472,827
Sempra	91,232	7,027,601
Southern Co.	158,104	12,670,455
Vistra Corp.	48,723	4,827,475
WEC Energy Group, Inc.	45,728	3,705,340
Xcel Energy, Inc.	79,995	4,435,723
		151,280,654
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	33,458	5,673,808
Eaton Corp. PLC	57,886	19,267,355
Emerson Electric Co.	82,878	9,295,596
Generac Holdings, Inc.†	8,906	1,311,052
		35,547,811
Electronics — 1.0%
Allegion PLC	12,726	1,550,281
Amphenol Corp., Class A	86,959	11,510,763
Fortive Corp.	50,840	3,784,530
Garmin, Ltd.	22,189	3,635,668
Honeywell International, Inc.	95,570	19,323,298
Hubbell, Inc.	7,774	3,023,231
Jabil, Inc.	18,490	2,198,461
Keysight Technologies, Inc.†	25,321	3,506,452
Mettler-Toledo International, Inc.†	3,114	4,372,336
TE Connectivity, Ltd.	44,766	6,701,470
Trimble, Inc.†	36,063	2,007,988
		61,614,478
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	19,681	2,517,200
First Solar, Inc.†	15,489	4,209,290
		6,726,490
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,215	2,538,078

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	31,271	$ 1,111,997
Live Nation Entertainment, Inc.†	20,569	1,928,138
		3,040,135
Environmental Control — 0.3%
Pentair PLC	23,963	1,950,109
Republic Services, Inc.	29,648	5,490,513
Veralto Corp.	31,791	3,133,957
Waste Management, Inc.	53,134	11,196,928
		21,771,507
Food — 0.8%
Campbell Soup Co.	28,522	1,265,806
Conagra Brands, Inc.	69,295	2,070,535
General Mills, Inc.	82,326	5,659,912
Hershey Co.	21,728	4,298,450
Hormel Foods Corp.	42,015	1,301,625
J.M. Smucker Co.	15,387	1,717,805
Kellanova	38,234	2,307,040
Kraft Heinz Co.	115,575	4,087,888
Kroger Co.	95,950	5,024,901
Lamb Weston Holdings, Inc.	20,929	1,847,821
McCormick & Co., Inc.	36,451	2,632,491
Mondelez International, Inc., Class A	195,195	13,376,713
Sysco Corp.	72,169	5,255,347
Tyson Foods, Inc., Class A	41,510	2,376,448
		53,222,782
Forest Products & Paper — 0.0%
International Paper Co.	50,161	2,261,759
Gas — 0.1%
Atmos Energy Corp.	21,867	2,534,823
NiSource, Inc.	59,932	1,741,624
		4,276,447
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,651	2,087,652
Stanley Black & Decker, Inc.	22,225	1,937,353
		4,025,005
Healthcare-Products — 3.3%
Abbott Laboratories	251,672	25,718,362
Agilent Technologies, Inc.	42,481	5,539,947
Align Technology, Inc.†	10,326	2,655,950
Baxter International, Inc.	73,618	2,509,638
Bio-Techne Corp.	22,788	1,759,006
Boston Scientific Corp.†	212,375	16,049,179
Cooper Cos., Inc.	28,811	2,717,165
Danaher Corp.	95,337	24,482,542
Edwards Lifesciences Corp.†	87,923	7,639,629
GE HealthCare Technologies, Inc.	61,391	4,788,498
Hologic, Inc.†	34,029	2,510,660
IDEXX Laboratories, Inc.†	12,040	5,983,278
Insulet Corp.†	10,123	1,793,694
Intuitive Surgical, Inc.†	51,076	20,538,681
Medtronic PLC	192,757	15,684,637
ResMed, Inc.	21,323	4,399,575
Revvity, Inc.	17,890	1,954,661
Solventum Corp.†	20,031	1,188,639
STERIS PLC	14,325	3,192,756
Stryker Corp.	49,020	16,720,232
Teleflex, Inc.	6,812	1,424,185
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	56,011	$ 31,813,128
Waters Corp.†	8,571	2,647,582
West Pharmaceutical Services, Inc.	10,726	3,554,704
Zimmer Biomet Holdings, Inc.	30,295	3,488,469
		210,754,797
Healthcare-Services — 1.9%
Catalent, Inc.†	26,201	1,409,352
Centene Corp.†	77,483	5,547,008
Charles River Laboratories International, Inc.†	7,436	1,549,960
DaVita, Inc.†	7,809	1,148,860
Elevance Health, Inc.	34,061	18,341,167
HCA Healthcare, Inc.	28,714	9,755,582
Humana, Inc.	17,719	6,345,528
IQVIA Holdings, Inc.†	26,457	5,796,464
Labcorp Holdings, Inc.	12,308	2,398,952
Molina Healthcare, Inc.†	8,408	2,644,989
Quest Diagnostics, Inc.	16,091	2,284,439
UnitedHealth Group, Inc.	134,084	66,421,191
Universal Health Services, Inc., Class B	8,844	1,678,591
		125,322,083
Home Builders — 0.3%
D.R. Horton, Inc.	43,292	6,398,557
Lennar Corp., Class A	35,831	5,745,501
NVR, Inc.†	463	3,556,178
PulteGroup, Inc.	30,749	3,607,473
		19,307,709
Household Products/Wares — 0.2%
Avery Dennison Corp.	11,674	2,656,886
Church & Dwight Co., Inc.	35,717	3,822,076
Clorox Co.	17,991	2,366,896
Kimberly-Clark Corp.	48,837	6,509,972
		15,355,830
Insurance — 3.8%
Aflac, Inc.	76,313	6,858,249
Allstate Corp.	38,054	6,374,806
American International Group, Inc.(1)	101,773	8,021,748
Aon PLC, Class A	29,025	8,174,601
Arch Capital Group, Ltd.†	53,784	5,519,852
Arthur J. Gallagher & Co.	31,429	7,961,909
Assurant, Inc.	7,530	1,306,229
Berkshire Hathaway, Inc., Class B†	263,760	109,302,144
Brown & Brown, Inc.	34,244	3,065,180
Chubb, Ltd.	58,751	15,910,946
Cincinnati Financial Corp.	22,760	2,676,121
Everest Group, Ltd.	6,292	2,459,732
Globe Life, Inc.	12,416	1,027,548
Hartford Financial Services Group, Inc.	43,273	4,476,592
Loews Corp.	26,414	2,028,595
Marsh & McLennan Cos., Inc.	71,324	14,805,436
MetLife, Inc.	88,992	6,440,351
Principal Financial Group, Inc.	31,797	2,608,626
Progressive Corp.	84,849	17,918,412
Prudential Financial, Inc.	52,333	6,298,277
Travelers Cos., Inc.	33,082	7,135,787
W.R. Berkley Corp.	29,381	2,380,742
Willis Towers Watson PLC	14,865	3,794,886
		246,546,769
Internet — 12.0%
Airbnb, Inc., Class A†	63,141	9,151,025

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	854,294	$ 147,365,715
Alphabet, Inc., Class C	715,236	124,422,455
Amazon.com, Inc.†	1,325,133	233,806,467
Booking Holdings, Inc.	5,058	19,100,778
Cars.com, Inc.†	1	20
CDW Corp.	19,420	4,342,701
eBay, Inc.	75,238	4,079,404
Etsy, Inc.†	17,359	1,101,776
Expedia Group, Inc.†	18,957	2,139,487
F5, Inc.†	8,525	1,440,469
Gen Digital, Inc.	81,252	2,017,487
Match Group, Inc.†	39,404	1,206,945
Meta Platforms, Inc., Class A	318,936	148,888,893
Netflix, Inc.†	62,736	40,252,672
Palo Alto Networks, Inc.†	45,708	13,479,746
Uber Technologies, Inc.†	298,323	19,259,733
VeriSign, Inc.†	12,776	2,227,112
		774,282,885
Iron/Steel — 0.1%
Nucor Corp.	35,639	6,017,645
Steel Dynamics, Inc.	22,051	2,951,967
		8,969,612
Leisure Time — 0.1%
Carnival Corp.†	146,055	2,202,509
Norwegian Cruise Line Holdings, Ltd.†	61,673	1,023,772
Royal Caribbean Cruises, Ltd.†	34,199	5,050,508
		8,276,789
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	36,555	7,332,933
Las Vegas Sands Corp.	53,533	2,410,591
Marriott International, Inc., Class A	35,764	8,267,564
MGM Resorts International†	39,615	1,591,335
Wynn Resorts, Ltd.	13,814	1,310,672
		20,913,095
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	73,801	24,983,114
GE Vernova, Inc.†	39,443	6,938,024
		31,921,138
Machinery-Diversified — 0.7%
Deere & Co.	37,748	14,146,440
Dover Corp.	20,281	3,728,053
IDEX Corp.	10,963	2,287,320
Ingersoll Rand, Inc.	58,682	5,460,360
Nordson Corp.	7,866	1,846,308
Otis Worldwide Corp.	58,778	5,830,778
Rockwell Automation, Inc.	16,612	4,278,088
Westinghouse Air Brake Technologies Corp.	25,972	4,395,242
Xylem, Inc.	34,948	4,928,367
		46,900,956
Media — 1.0%
Charter Communications, Inc., Class A†	14,316	4,110,410
Comcast Corp., Class A	574,421	22,994,073
FactSet Research Systems, Inc.	5,521	2,231,919
Fox Corp., Class A	34,690	1,194,377
Fox Corp., Class B	19,125	610,853
News Corp., Class A	55,091	1,497,924
News Corp., Class B#	16,622	463,421
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global, Class B	69,940	$ 832,985
Walt Disney Co.	265,914	27,631,124
Warner Bros. Discovery, Inc.†	321,697	2,650,783
		64,217,869
Mining — 0.3%
Freeport-McMoRan, Inc.	207,880	10,961,512
Newmont Corp.	167,074	7,007,084
		17,968,596
Miscellaneous Manufacturing — 0.6%
3M Co.	80,124	8,023,617
A.O. Smith Corp.	17,806	1,489,294
Axon Enterprise, Inc.†	10,211	2,876,132
Illinois Tool Works, Inc.	39,418	9,568,719
Parker-Hannifin Corp.	18,615	9,894,245
Teledyne Technologies, Inc.†	6,840	2,715,138
Textron, Inc.	28,414	2,489,351
		37,056,496
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,446	2,325,684
Oil & Gas — 3.2%
APA Corp.	52,360	1,598,551
Chevron Corp.	251,439	40,808,550
ConocoPhillips	170,787	19,893,270
Coterra Energy, Inc.	109,043	3,109,906
Devon Energy Corp.	92,881	4,558,600
Diamondback Energy, Inc.	25,947	5,170,199
EOG Resources, Inc.	84,538	10,529,208
EQT Corp.	59,630	2,450,197
Exxon Mobil Corp.	654,354	76,729,550
Hess Corp.	39,904	6,149,206
Marathon Oil Corp.	84,842	2,457,024
Marathon Petroleum Corp.	53,348	9,421,790
Occidental Petroleum Corp.	95,416	5,963,500
Phillips 66	62,336	8,858,569
Valero Energy Corp.	49,355	7,755,645
		205,453,765
Oil & Gas Services — 0.3%
Baker Hughes Co.	145,095	4,857,781
Halliburton Co.	129,036	4,735,621
Schlumberger NV	206,926	9,495,834
		19,089,236
Packaging & Containers — 0.2%
Amcor PLC	209,528	2,130,900
Ball Corp.	45,708	3,173,506
Packaging Corp. of America	12,895	2,366,104
Westrock Co.	37,252	1,998,197
		9,668,707
Pharmaceuticals — 5.4%
AbbVie, Inc.	255,946	41,268,733
Becton Dickinson & Co.	41,881	9,715,136
Bristol-Myers Squibb Co.	294,974	12,120,482
Cardinal Health, Inc.	35,261	3,500,359
Cencora, Inc.	24,002	5,438,133
Cigna Group	42,404	14,613,266
CVS Health Corp.	182,434	10,873,066
Dexcom, Inc.†	55,887	6,637,699
Eli Lilly & Co.	115,600	94,831,304
Henry Schein, Inc.†	18,837	1,306,158

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	348,977	$ 51,184,457
McKesson Corp.	19,050	10,850,689
Merck & Co., Inc.	367,351	46,117,245
Pfizer, Inc.	818,547	23,459,557
Viatris, Inc.	173,913	1,843,478
Zoetis, Inc.	66,557	11,285,405
		345,045,167
Pipelines — 0.4%
Kinder Morgan, Inc.	280,340	5,463,827
ONEOK, Inc.	84,451	6,840,531
Targa Resources Corp.	32,324	3,821,666
Williams Cos., Inc.	176,353	7,320,413
		23,446,437
Private Equity — 0.2%
Blackstone, Inc.	104,284	12,566,222
Real Estate — 0.1%
CBRE Group, Inc., Class A†	43,110	3,796,698
REITS — 2.0%
Alexandria Real Estate Equities, Inc.	22,828	2,716,532
American Tower Corp.	67,579	13,227,913
AvalonBay Communities, Inc.	20,564	3,962,271
Boston Properties, Inc.	20,931	1,269,884
Camden Property Trust	15,478	1,588,817
Crown Castle, Inc.	62,871	6,444,277
Digital Realty Trust, Inc.	46,814	6,803,947
Equinix, Inc.	13,610	10,384,158
Equity Residential	50,036	3,253,841
Essex Property Trust, Inc.	9,307	2,417,865
Extra Space Storage, Inc.	30,628	4,434,016
Federal Realty Investment Trust	10,649	1,075,017
Healthpeak Properties, Inc.	102,624	2,042,218
Host Hotels & Resorts, Inc.	102,265	1,834,634
Invitation Homes, Inc.	83,391	2,901,173
Iron Mountain, Inc.	42,329	3,415,527
Kimco Realty Corp.	96,569	1,869,576
Mid-America Apartment Communities, Inc.	16,920	2,262,373
Prologis, Inc.	133,946	14,799,693
Public Storage	22,941	6,281,934
Realty Income Corp.	120,561	6,396,967
Regency Centers Corp.	23,815	1,462,241
SBA Communications Corp.	15,640	3,076,075
Simon Property Group, Inc.	47,247	7,148,944
UDR, Inc.	43,869	1,694,221
Ventas, Inc.	58,332	2,931,766
VICI Properties, Inc.	149,974	4,305,754
Welltower, Inc.	80,235	8,317,962
Weyerhaeuser Co.	105,790	3,176,874
		131,496,470
Retail — 4.7%
AutoZone, Inc.†	2,507	6,944,240
Bath & Body Works, Inc.	32,754	1,701,243
Best Buy Co., Inc.	27,791	2,357,233
CarMax, Inc.†	22,893	1,608,462
Chipotle Mexican Grill, Inc.†	3,975	12,439,842
Costco Wholesale Corp.	64,326	52,096,984
Darden Restaurants, Inc.	17,311	2,603,401
Dollar General Corp.	31,820	4,356,476
Dollar Tree, Inc.†	30,005	3,539,090
Domino's Pizza, Inc.	5,057	2,571,889
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	20,324	$ 2,929,501
Home Depot, Inc.	144,281	48,315,378
Lowe's Cos., Inc.	83,373	18,449,611
Lululemon Athletica, Inc.†	16,647	5,193,698
McDonald's Corp.	105,151	27,222,542
O'Reilly Automotive, Inc.†	8,564	8,249,359
Ross Stores, Inc.	48,806	6,821,127
Starbucks Corp.	164,132	13,166,669
Target Corp.	66,926	10,451,164
TJX Cos., Inc.	165,216	17,033,770
Tractor Supply Co.	15,673	4,471,350
Ulta Beauty, Inc.†	7,040	2,781,434
Walgreens Boots Alliance, Inc.	103,764	1,683,052
Walmart, Inc.	620,555	40,807,697
Yum! Brands, Inc.	40,736	5,598,348
		303,393,560
Semiconductors — 11.2%
Advanced Micro Devices, Inc.†	234,237	39,094,155
Analog Devices, Inc.	71,881	16,855,376
Applied Materials, Inc.	120,622	25,943,380
Broadcom, Inc.	63,793	84,752,190
Intel Corp.	612,923	18,908,675
KLA Corp.	19,605	14,890,586
Lam Research Corp.	19,006	17,721,955
Microchip Technology, Inc.	78,339	7,616,901
Micron Technology, Inc.	160,031	20,003,875
Monolithic Power Systems, Inc.	6,963	5,122,192
NVIDIA Corp.	358,070	392,562,883
NXP Semiconductors NV	37,367	10,167,561
ON Semiconductor Corp.†	61,949	4,524,755
Qorvo, Inc.†	13,996	1,377,066
QUALCOMM, Inc.	161,784	33,012,025
Skyworks Solutions, Inc.	23,228	2,152,306
Teradyne, Inc.	22,162	3,123,512
Texas Instruments, Inc.	131,817	25,705,633
		723,535,026
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,739	1,452,541
Software — 10.6%
Adobe, Inc.†	65,525	29,142,899
Akamai Technologies, Inc.†	21,866	2,016,920
ANSYS, Inc.†	12,600	3,999,870
Autodesk, Inc.†	31,011	6,251,818
Broadridge Financial Solutions, Inc.	17,073	3,427,746
Cadence Design Systems, Inc.†	39,440	11,292,066
Dayforce, Inc.#†	22,633	1,119,428
Electronic Arts, Inc.	35,269	4,686,545
Fair Isaac Corp.†	3,603	4,647,618
Fidelity National Information Services, Inc.	85,891	6,517,409
Fiserv, Inc.†	87,007	13,030,168
Intuit, Inc.	40,582	23,393,088
Jack Henry & Associates, Inc.	10,563	1,739,515
Microsoft Corp.	1,077,172	447,166,412
MSCI, Inc.	11,466	5,677,734
Oracle Corp.	231,133	27,086,476
Paychex, Inc.	46,425	5,578,428
Paycom Software, Inc.	6,966	1,012,299
PTC, Inc.†	17,331	3,054,416
Roper Technologies, Inc.	15,486	8,250,321
Salesforce, Inc.	140,329	32,898,731
ServiceNow, Inc.†	29,718	19,522,646

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.†	22,111	$ 12,399,849
Take-Two Interactive Software, Inc.†	22,987	3,686,195
Tyler Technologies, Inc.†	6,107	2,933,559
		680,532,156
Telecommunications — 1.7%
Arista Networks, Inc.†	36,531	10,873,452
AT&T, Inc.	1,036,518	18,885,358
Cisco Systems, Inc.	589,072	27,391,848
Corning, Inc.	111,314	4,147,560
Juniper Networks, Inc.	46,666	1,664,576
Motorola Solutions, Inc.	24,060	8,779,735
T-Mobile US, Inc.	75,705	13,245,347
Verizon Communications, Inc.	609,483	25,080,225
		110,068,101
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,909	1,130,380
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	16,911	1,460,603
CSX Corp.	286,475	9,668,531
Expeditors International of Washington, Inc.	21,077	2,548,209
FedEx Corp.	33,328	8,463,979
JB Hunt Transport Services, Inc.	11,821	1,900,226
Norfolk Southern Corp.	32,746	7,361,301
Old Dominion Freight Line, Inc.	25,942	4,546,335
Union Pacific Corp.	88,398	20,580,822
United Parcel Service, Inc., Class B	104,849	14,566,672
		71,096,678
Water — 0.1%
American Water Works Co., Inc.	28,226	3,691,114
Total Long-Term Investment Securities (cost $2,070,758,218)		6,421,624,493
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3)	125,994	125,994
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(4)	$2,800,000	$ 2,782,362
Total Short-Term Investments (cost $2,907,808)		2,908,356
TOTAL INVESTMENTS (cost $2,073,666,026)(5)	99.7%	6,424,532,849
Other assets less liabilities	0.3	18,649,071
NET ASSETS	100.0%	$6,443,181,920
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $4,726,340. This was secured by collateral of $125,994, which was received in cash and subsequently invested in short-term investments currently valued at $125,994 as reported in the Portfolio of Investments. Additional collateral of $4,726,272 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$79,525
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	43,018
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	194,728
United States Treasury Notes/Bonds	0.00% to 4.75%	06/15/2024 to 02/15/2054	4,409,001
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P 500 E-Mini Index	June 2024	$7,876,489	$7,943,250	$66,761
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,421,624,493	$—	$—	$6,421,624,493
Short-Term Investments:
U.S. Government	—	2,782,362	—	2,782,362
Other Short-Term Investments	125,994	—	—	125,994
Total Investments at Value	$6,421,750,487	$2,782,362	$—	$6,424,532,849
Other Financial Instruments:†
Futures Contracts	$66,761	$—	$—	$66,761
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,962	$ 124,288
Omnicom Group, Inc.	3,298	306,582
		430,870
Aerospace/Defense — 0.9%
Curtiss-Wright Corp.	1,760	497,763
General Dynamics Corp.	2,330	698,464
General Electric Co.	7,966	1,315,505
HEICO Corp., Class A	554	97,316
Howmet Aerospace, Inc.	3,884	328,781
L3Harris Technologies, Inc.	833	187,283
Lockheed Martin Corp.	1,156	543,713
Northrop Grumman Corp.	502	226,287
RTX Corp.	10,171	1,096,535
TransDigm Group, Inc.	398	534,606
		5,526,253
Agriculture — 0.4%
Altria Group, Inc.	8,229	380,591
Archer-Daniels-Midland Co.	1,242	77,551
Bunge Global SA	4,727	508,578
Darling Ingredients, Inc.†	4,578	184,951
Philip Morris International, Inc.	13,672	1,386,067
		2,537,738
Apparel — 0.7%
Capri Holdings, Ltd.†	6,871	237,393
Carter's, Inc.	4,707	321,959
Columbia Sportswear Co.	3,330	285,115
Deckers Outdoor Corp.†	307	335,833
NIKE, Inc., Class B	8,297	788,630
PVH Corp.	2,866	343,949
Skechers USA, Inc., Class A†	6,356	453,945
Tapestry, Inc.	13,262	576,764
Under Armour, Inc., Class A†	29,725	213,723
Under Armour, Inc., Class C#†	42,048	292,654
		3,849,965
Auto Manufacturers — 0.8%
Cummins, Inc.	1,888	531,906
Ford Motor Co.	11,406	138,355
General Motors Co.	1,474	66,315
PACCAR, Inc.	5,019	539,543
Tesla, Inc.†	18,684	3,327,247
		4,603,366
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	8,944	678,045
Aptiv PLC†	958	79,763
BorgWarner, Inc.	13,859	494,212
Gentex Corp.	6,242	218,470
Lear Corp.	1,767	221,493
Phinia, Inc.	2,771	124,030
		1,816,013
Banks — 3.0%
Bank of America Corp.	58,596	2,343,254
Bank of New York Mellon Corp.	13,957	831,977
Bank OZK	2,185	91,508
Citigroup, Inc.	18,413	1,147,314
Citizens Financial Group, Inc.	6,181	218,127
Comerica, Inc.	2,040	104,530
Fifth Third Bancorp	2,619	98,003
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Horizon Corp.	11,556	$ 183,047
FNB Corp.#	14,502	199,692
Huntington Bancshares, Inc.	9,786	136,221
JPMorgan Chase & Co.	33,268	6,741,095
M&T Bank Corp.	1,071	162,364
Morgan Stanley	9,534	932,806
NU Holdings, Ltd., Class A†	13,730	163,112
PNC Financial Services Group, Inc.	2,364	372,070
Popular, Inc.	4,858	432,411
Regions Financial Corp.	7,101	137,404
State Street Corp.	6,523	493,073
Synovus Financial Corp.#	2,105	83,547
US Bancorp	3,492	141,601
Wells Fargo & Co.	31,866	1,909,411
Western Alliance Bancorp	2,028	127,825
Wintrust Financial Corp.	2,165	213,491
Zions Bancorp NA	3,819	164,943
		17,428,826
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	792	248,427
Coca-Cola Co.	26,225	1,650,339
Constellation Brands, Inc., Class A	1,134	283,761
Keurig Dr Pepper, Inc.	4,420	151,385
Molson Coors Beverage Co., Class B	16,217	888,854
Monster Beverage Corp.†	6,796	352,848
PepsiCo, Inc.	13,644	2,359,047
		5,934,661
Biotechnology — 1.4%
Amgen, Inc.	4,380	1,339,623
Biogen, Inc.†	2,582	580,795
Exelixis, Inc.†	17,733	384,629
Gilead Sciences, Inc.	17,320	1,113,156
Incyte Corp.†	10,830	625,865
Regeneron Pharmaceuticals, Inc.†	1,336	1,309,494
Royalty Pharma PLC, Class A	8,270	226,681
United Therapeutics Corp.†	2,669	734,322
Vertex Pharmaceuticals, Inc.†	4,108	1,870,537
		8,185,102
Building Materials — 1.2%
Builders FirstSource, Inc.†	9,166	1,473,801
Carrier Global Corp.	5,754	363,595
Eagle Materials, Inc.	536	124,561
Johnson Controls International PLC	3,631	261,105
Lennox International, Inc.	1,501	754,403
Louisiana-Pacific Corp.	1,369	125,510
Martin Marietta Materials, Inc.	470	268,878
Masco Corp.	10,220	714,582
MDU Resources Group, Inc.	9,240	233,218
Mohawk Industries, Inc.†	1,520	185,334
Owens Corning	6,734	1,219,325
Trane Technologies PLC	1,725	564,868
Trex Co., Inc.†	4,518	390,717
Vulcan Materials Co.	1,198	306,412
		6,986,309
Chemicals — 1.0%
Axalta Coating Systems, Ltd.†	3,736	132,964
Celanese Corp.	1,819	276,561
CF Industries Holdings, Inc.	4,102	327,052
Dow, Inc.	6,527	376,151
Eastman Chemical Co.	841	85,219

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	1,574	$ 365,483
Linde PLC	2,934	1,277,816
LyondellBasell Industries NV, Class A	1,741	173,090
Mosaic Co.	8,152	252,141
NewMarket Corp.	493	263,790
Olin Corp.	7,094	381,373
PPG Industries, Inc.	927	121,817
RPM International, Inc.	4,587	514,203
Sherwin-Williams Co.	2,760	838,488
Westlake Corp.	3,177	510,099
		5,896,247
Commercial Services — 1.9%
ADT, Inc.	53,301	378,970
Automatic Data Processing, Inc.	2,247	550,335
Booz Allen Hamilton Holding Corp.	1,961	298,484
Cintas Corp.	1,542	1,045,430
Clarivate PLC#†	33,070	188,499
Corpay, Inc.†	1,809	484,215
Euronet Worldwide, Inc.†	816	95,129
FTI Consulting, Inc.†	520	111,696
Gartner, Inc.†	2,642	1,108,768
Grand Canyon Education, Inc.†	5,949	847,495
GXO Logistics, Inc.†	5,582	280,384
H&R Block, Inc.	14,763	732,835
ManpowerGroup, Inc.	5,400	402,948
Moody's Corp.	2,820	1,119,512
PayPal Holdings, Inc.†	1,460	91,965
Quanta Services, Inc.	1,592	439,297
Robert Half, Inc.	9,700	623,031
Rollins, Inc.	16,298	744,656
S&P Global, Inc.	1,573	672,473
Service Corp. International	2,542	182,160
United Rentals, Inc.	336	224,922
Valvoline, Inc.†	2,172	88,183
Verisk Analytics, Inc.	1,221	308,644
WEX, Inc.†	637	119,323
		11,139,354
Computers — 8.0%
Accenture PLC, Class A	9,339	2,636,306
Amdocs, Ltd.	10,648	841,192
Apple, Inc.	169,898	32,662,890
CACI International, Inc., Class A†	1,677	711,853
Cognizant Technology Solutions Corp., Class A	16,965	1,122,235
Crane NXT Co.#	2,654	167,786
Crowdstrike Holdings, Inc., Class A†	783	245,604
DXC Technology Co.#†	55,463	862,450
EPAM Systems, Inc.†	967	172,058
Fortinet, Inc.†	12,412	736,280
Genpact, Ltd.	16,351	540,564
Hewlett Packard Enterprise Co.	33,558	592,299
HP, Inc.	17,377	634,260
International Business Machines Corp.	10,598	1,768,276
Leidos Holdings, Inc.	3,080	452,914
NCR Atleos Corp.†	3,138	87,330
NCR Voyix Corp.†	54,927	723,938
NetApp, Inc.	6,098	734,382
Pure Storage, Inc., Class A†	10,699	645,043
Science Applications International Corp.	4,784	644,166
		46,981,826
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	16,341	$ 1,519,059
Coty, Inc., Class A†	19,885	206,009
Estee Lauder Cos., Inc., Class A	2,796	344,915
Olaplex Holdings, Inc.#†	58,094	103,407
Procter & Gamble Co.	26,500	4,360,310
		6,533,700
Distribution/Wholesale — 1.0%
Copart, Inc.†	7,126	378,105
Core & Main, Inc., Class A†	6,142	353,533
Fastenal Co.	18,171	1,198,923
Ferguson PLC	1,328	273,223
LKQ Corp.	18,871	812,019
Pool Corp.	1,043	379,183
Watsco, Inc.	1,476	700,952
WESCO International, Inc.	2,038	365,801
WW Grainger, Inc.	1,454	1,339,803
		5,801,542
Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	2,141	348,127
Ally Financial, Inc.	18,759	731,038
American Express Co.	4,554	1,092,960
Ameriprise Financial, Inc.	2,740	1,196,311
Apollo Global Management, Inc.	2,927	340,000
Ares Management Corp., Class A	2,488	348,743
BlackRock, Inc.	971	749,641
Capital One Financial Corp.	7,470	1,028,096
Cboe Global Markets, Inc.	1,639	283,531
Charles Schwab Corp.	5,988	438,801
CME Group, Inc.	2,537	514,960
Coinbase Global, Inc., Class A†	745	168,310
Discover Financial Services	4,724	579,446
Evercore, Inc., Class A	2,470	501,262
Franklin Resources, Inc.	3,955	93,338
Interactive Brokers Group, Inc., Class A	1,068	134,269
Intercontinental Exchange, Inc.	3,483	466,374
Janus Henderson Group PLC	9,194	307,999
Jefferies Financial Group, Inc.	7,116	331,036
Lazard, Inc.	2,181	87,742
LPL Financial Holdings, Inc.	3,763	1,077,008
Mastercard, Inc., Class A	8,392	3,751,811
Nasdaq, Inc.	3,340	197,160
OneMain Holdings, Inc.	15,992	785,527
Raymond James Financial, Inc.	3,407	418,209
SEI Investments Co.	4,843	327,920
SLM Corp.	10,804	231,854
Stifel Financial Corp.	6,060	490,557
Synchrony Financial	16,220	710,436
T. Rowe Price Group, Inc.	2,556	301,174
Tradeweb Markets, Inc., Class A	2,357	256,937
Virtu Financial, Inc., Class A	13,605	299,310
Visa, Inc., Class A	14,757	4,020,692
Voya Financial, Inc.	6,407	485,779
Western Union Co.	29,124	372,787
		23,469,145
Electric — 1.2%
Alliant Energy Corp.	3,347	172,337
Ameren Corp.	1,368	100,370
American Electric Power Co., Inc.	868	78,337
Brookfield Renewable Corp., Class A#	5,574	175,804
CenterPoint Energy, Inc.	7,158	218,390
Clearway Energy, Inc., Class A	8,083	207,571

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Clearway Energy, Inc., Class C	10,316	$ 288,848
CMS Energy Corp.	3,415	214,906
Consolidated Edison, Inc.	2,525	238,739
Constellation Energy Corp.	2,707	588,096
DTE Energy Co.	1,804	210,220
Duke Energy Corp.	3,712	384,452
Edison International	912	70,087
Entergy Corp.	1,624	182,684
Evergy, Inc.	2,495	136,377
Exelon Corp.	1,649	61,920
FirstEnergy Corp.	3,760	151,378
Hawaiian Electric Industries, Inc.#	21,377	234,933
IDACORP, Inc.	2,125	202,874
OGE Energy Corp.	6,161	223,644
PG&E Corp.	13,170	244,172
Pinnacle West Capital Corp.	2,643	208,427
PPL Corp.	7,673	225,049
Public Service Enterprise Group, Inc.	3,193	241,902
Sempra	2,998	230,936
Southern Co.	4,984	399,418
Vistra Corp.	11,488	1,138,231
WEC Energy Group, Inc.	2,474	200,468
Xcel Energy, Inc.	1,169	64,821
		7,095,391
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	4,237	1,099,968
AMETEK, Inc.	3,018	511,792
Eaton Corp. PLC	2,465	820,475
Emerson Electric Co.	3,006	337,153
Littelfuse, Inc.	513	131,636
		2,901,024
Electronics — 1.2%
Allegion PLC	1,934	235,600
Amphenol Corp., Class A	5,945	786,940
Arrow Electronics, Inc.†	5,966	783,395
Avnet, Inc.	6,971	380,617
Fortive Corp.	4,031	300,068
Garmin, Ltd.	2,436	399,139
Honeywell International, Inc.	2,571	519,830
Hubbell, Inc.	701	272,612
Jabil, Inc.	4,425	526,132
Keysight Technologies, Inc.†	3,332	461,415
Mettler-Toledo International, Inc.†	408	572,869
nVent Electric PLC	4,041	328,857
Sensata Technologies Holding PLC	4,742	195,939
TD SYNNEX Corp.	7,610	995,692
Trimble, Inc.†	1,673	93,153
Vontier Corp.	6,076	242,918
		7,095,176
Engineering & Construction — 0.2%
AECOM	5,685	496,528
EMCOR Group, Inc.	770	299,268
Jacobs Solutions, Inc.	1,571	218,903
MasTec, Inc.†	1,542	173,090
		1,187,789
Entertainment — 0.1%
Caesars Entertainment, Inc.†	3,142	111,730
DraftKings, Inc., Class A†	3,250	114,172
Liberty Media Corp.-Liberty Live, Class A†	1,716	62,857
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Live, Class C†	2,541	$ 96,736
Madison Square Garden Sports Corp.†	1,303	240,599
Penn Entertainment, Inc.#†	3,969	69,457
Vail Resorts, Inc.	429	80,961
		776,512
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	167,207
Pentair PLC	2,683	218,343
Republic Services, Inc.	2,671	494,643
Veralto Corp.	1,930	190,259
Waste Management, Inc.	3,328	701,309
		1,771,761
Food — 1.7%
Albertsons Cos., Inc., Class A	36,606	755,548
Conagra Brands, Inc.	13,301	397,434
Flowers Foods, Inc.	27,043	627,938
General Mills, Inc.	4,118	283,112
Grocery Outlet Holding Corp.†	6,821	149,994
Hershey Co.	2,887	571,135
Ingredion, Inc.	4,950	582,021
J.M. Smucker Co.	1,419	158,417
Kellanova	2,200	132,748
Kraft Heinz Co.	14,591	516,084
Kroger Co.	32,083	1,680,187
Mondelez International, Inc., Class A	8,407	576,132
Performance Food Group Co.†	4,126	287,170
Pilgrim's Pride Corp.†	4,370	157,014
Post Holdings, Inc.†	8,167	870,357
Seaboard Corp.	180	601,403
Sysco Corp.	5,966	434,444
Tyson Foods, Inc., Class A	4,082	233,695
US Foods Holding Corp.†	11,700	618,111
WK Kellogg Co.#	4,083	77,536
		9,710,480
Food Service — 0.0%
Aramark	3,278	105,388
Forest Products & Paper — 0.0%
International Paper Co.	1,541	69,484
Gas — 0.1%
Atmos Energy Corp.	1,892	219,321
National Fuel Gas Co.	2,458	140,499
NiSource, Inc.	6,495	188,745
UGI Corp.	5,227	133,079
		681,644
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,187	233,079
MSA Safety, Inc.	1,538	276,840
Regal Rexnord Corp.	1,196	178,850
Snap-on, Inc.	2,052	559,909
		1,248,678
Healthcare-Products — 2.0%
Abbott Laboratories	15,286	1,562,076
Agilent Technologies, Inc.	3,892	507,556
Align Technology, Inc.†	998	256,696
Avantor, Inc.†	4,963	119,509
Baxter International, Inc.	2,944	100,361
Boston Scientific Corp.†	10,929	825,904
Cooper Cos., Inc.	1,454	137,127

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Danaher Corp.	5,042	$ 1,294,786
Dentsply Sirona, Inc.	3,201	89,660
Edwards Lifesciences Corp.†	5,563	483,369
Enovis Corp.†	1,979	99,484
Envista Holdings Corp.†	10,589	205,003
Hologic, Inc.†	4,036	297,776
IDEXX Laboratories, Inc.†	1,493	741,946
Insulet Corp.†	598	105,960
Intuitive Surgical, Inc.†	1,364	548,492
Medtronic PLC	6,869	558,930
Penumbra, Inc.†	488	92,461
QIAGEN NV	6,553	283,483
STERIS PLC	942	209,953
Stryker Corp.	2,110	719,700
Thermo Fisher Scientific, Inc.	2,849	1,618,175
Waters Corp.†	1,049	324,036
West Pharmaceutical Services, Inc.	465	154,106
Zimmer Biomet Holdings, Inc.	1,615	185,967
		11,522,516
Healthcare-Services — 2.3%
Amedisys, Inc.†	2,951	268,984
Centene Corp.†	16,520	1,182,667
Charles River Laboratories International, Inc.†	723	150,702
Chemed Corp.	1,134	628,656
DaVita, Inc.†	2,926	430,473
Elevance Health, Inc.	3,048	1,641,287
Encompass Health Corp.	2,379	205,522
Fortrea Holdings, Inc.#†	3,333	84,625
HCA Healthcare, Inc.	2,231	757,982
Humana, Inc.	1,460	522,855
IQVIA Holdings, Inc.†	946	207,259
Labcorp Holdings, Inc.	900	175,419
Molina Healthcare, Inc.†	1,975	621,296
Quest Diagnostics, Inc.	2,922	414,836
Teladoc Health, Inc.†	24,209	272,109
Tenet Healthcare Corp.†	1,867	252,456
UnitedHealth Group, Inc.	10,555	5,228,630
Universal Health Services, Inc., Class B	1,879	356,634
		13,402,392
Home Builders — 0.7%
D.R. Horton, Inc.	2,026	299,443
Lennar Corp., Class A	5,522	885,453
Lennar Corp., Class B	4,625	676,453
NVR, Inc.†	32	245,783
PulteGroup, Inc.	3,732	437,838
Thor Industries, Inc.#	5,543	550,087
Toll Brothers, Inc.	6,312	767,792
		3,862,849
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	512,469
Tempur Sealy International, Inc.	8,206	421,460
		933,929
Household Products/Wares — 0.3%
Avery Dennison Corp.	887	201,872
Church & Dwight Co., Inc.	4,268	456,719
Clorox Co.	3,030	398,627
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Kimberly-Clark Corp.	4,920	$ 655,836
Reynolds Consumer Products, Inc.	7,431	211,337
		1,924,391
Housewares — 0.0%
Newell Brands, Inc.	13,826	106,737
Insurance — 4.4%
Aflac, Inc.	9,153	822,580
Allstate Corp.	1,402	234,863
American Financial Group, Inc.	2,300	298,793
Aon PLC, Class A	970	273,191
Arch Capital Group, Ltd.†	5,599	574,625
Arthur J. Gallagher & Co.	3,016	764,043
Assurant, Inc.	1,489	258,297
Assured Guaranty, Ltd.	3,132	243,419
Axis Capital Holdings, Ltd.	3,456	255,329
Berkshire Hathaway, Inc., Class B†	21,620	8,959,328
Brown & Brown, Inc.	3,458	309,526
Chubb, Ltd.	4,387	1,188,087
Cincinnati Financial Corp.	1,477	173,666
CNA Financial Corp.	8,130	373,492
Equitable Holdings, Inc.	9,785	405,980
Everest Group, Ltd.	674	263,487
Fidelity National Financial, Inc.	8,426	424,333
First American Financial Corp.	2,647	147,120
Globe Life, Inc.	1,991	164,775
Hanover Insurance Group, Inc.	1,385	182,723
Hartford Financial Services Group, Inc.	7,453	771,013
Loews Corp.	7,680	589,824
Markel Group, Inc.†	189	310,261
Marsh & McLennan Cos., Inc.	6,495	1,348,232
MetLife, Inc.	894	64,699
MGIC Investment Corp.	18,229	382,809
Old Republic International Corp.	20,062	637,570
Primerica, Inc.	1,068	241,251
Principal Financial Group, Inc.	6,530	535,721
Progressive Corp.	4,559	962,770
Prudential Financial, Inc.	2,899	348,895
Reinsurance Group of America, Inc.	2,069	434,076
RenaissanceRe Holdings, Ltd.	1,250	284,825
RLI Corp.	826	120,580
Ryan Specialty Holdings, Inc.	3,509	194,855
Travelers Cos., Inc.	2,986	644,080
Unum Group	14,858	800,252
W.R. Berkley Corp.	3,842	311,317
White Mountains Insurance Group, Ltd.	196	354,172
Willis Towers Watson PLC	1,194	304,816
		25,959,675
Internet — 10.5%
Airbnb, Inc., Class A†	991	143,626
Alphabet, Inc., Class A	70,974	12,243,015
Alphabet, Inc., Class C	60,163	10,465,955
Amazon.com, Inc.†	102,127	18,019,288
Booking Holdings, Inc.	326	1,231,090
CDW Corp.	2,743	613,390
DoorDash, Inc., Class A†	1,114	122,663
eBay, Inc.	5,458	295,933
Etsy, Inc.†	2,814	178,605
Expedia Group, Inc.†	1,582	178,544
F5, Inc.†	2,299	388,462
Gen Digital, Inc.	13,369	331,952
GoDaddy, Inc., Class A†	4,241	592,171

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Match Group, Inc.†	3,280	$ 100,466
Meta Platforms, Inc., Class A	26,119	12,193,133
Netflix, Inc.†	2,022	1,297,356
Palo Alto Networks, Inc.†	2,896	854,059
Pinterest, Inc., Class A†	11,825	490,619
Spotify Technology SA†	1,251	371,272
Uber Technologies, Inc.†	7,956	513,639
VeriSign, Inc.†	3,617	630,515
Wayfair, Inc., Class A†	3,500	208,215
		61,463,968
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	20,348	351,613
Nucor Corp.	4,706	794,608
Reliance, Inc.	1,752	526,967
Steel Dynamics, Inc.	6,177	826,915
		2,500,103
Leisure Time — 0.1%
Harley-Davidson, Inc.	14,710	527,795
Royal Caribbean Cruises, Ltd.†	1,068	157,722
YETI Holdings, Inc.†	2,498	101,769
		787,286
Lodging — 0.3%
Boyd Gaming Corp.	7,007	373,613
Choice Hotels International, Inc.	1,426	161,409
Hilton Worldwide Holdings, Inc.	1,607	322,364
Hyatt Hotels Corp., Class A	573	84,500
Marriott International, Inc., Class A	1,415	327,105
MGM Resorts International†	7,404	297,419
Travel & Leisure Co.	2,406	105,720
Wyndham Hotels & Resorts, Inc.	1,614	114,207
Wynn Resorts, Ltd.	968	91,844
		1,878,181
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	1,633	150,448
Caterpillar, Inc.	3,068	1,038,579
GE Vernova, Inc.†	2,076	365,168
Oshkosh Corp.	3,428	389,867
Vertiv Holdings Co., Class A	2,393	234,682
		2,178,744
Machinery-Diversified — 1.0%
AGCO Corp.	1,181	126,757
Cognex Corp.	2,600	118,352
Deere & Co.	1,209	453,085
Dover Corp.	2,071	380,691
Esab Corp.	6,008	617,743
Gates Industrial Corp. PLC†	44,477	774,789
Graco, Inc.	1,762	142,281
IDEX Corp.	1,139	237,641
Ingersoll Rand, Inc.	4,224	393,043
Middleby Corp.†	1,979	255,113
Nordson Corp.	1,274	299,033
Otis Worldwide Corp.	6,543	649,066
Toro Co.	2,955	236,961
Westinghouse Air Brake Technologies Corp.	4,564	772,366
Xylem, Inc.	1,999	281,899
		5,738,820
Security Description	Shares or Principal Amount	Value

Media — 1.6%
Cable One, Inc.	475	$ 183,307
Charter Communications, Inc., Class A†	1,347	386,751
Comcast Corp., Class A	43,580	1,744,507
FactSet Research Systems, Inc.	1,326	536,049
Fox Corp., Class A	18,887	650,280
Fox Corp., Class B	18,427	588,558
Liberty Media Corp.-Liberty Formula One, Class A†	1,108	75,798
Liberty Media Corp.-Liberty Formula One, Class C†	1,775	131,599
Liberty Media Corp.-Liberty SiriusXM†	18,597	421,408
Liberty Media Corp.-Liberty SiriusXM, Class A†	17,317	393,615
New York Times Co., Class A	7,634	390,861
News Corp., Class A	25,911	704,520
News Corp., Class B#	24,940	695,327
Nexstar Media Group, Inc.	4,359	722,243
Sirius XM Holdings, Inc.#	83,456	235,346
Walt Disney Co.	8,998	934,982
Warner Bros. Discovery, Inc.†	56,425	464,942
		9,260,093
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	209,576
Timken Co.	2,712	235,646
Valmont Industries, Inc.	640	160,896
		606,118
Mining — 0.1%
SSR Mining, Inc.	69,526	371,269
Miscellaneous Manufacturing — 0.8%
3M Co.	4,035	404,065
A.O. Smith Corp.	5,563	465,289
Axon Enterprise, Inc.†	487	137,173
Carlisle Cos., Inc.	1,346	563,018
Donaldson Co., Inc.	7,867	579,641
Illinois Tool Works, Inc.	3,411	828,020
ITT, Inc.	1,093	145,238
Parker-Hannifin Corp.	912	484,746
Teledyne Technologies, Inc.†	891	353,683
Textron, Inc.	7,421	650,154
		4,611,027
Oil & Gas — 2.5%
APA Corp.	8,131	248,239
Chevron Corp.	14,393	2,335,984
ConocoPhillips	8,581	999,515
Coterra Energy, Inc.	2,147	61,232
Diamondback Energy, Inc.	1,228	244,691
EOG Resources, Inc.	4,019	500,566
EQT Corp.	4,889	200,889
Exxon Mobil Corp.	44,558	5,224,871
Hess Corp.	1,059	163,192
HF Sinclair Corp.	7,489	413,618
Marathon Oil Corp.	16,153	467,791
Marathon Petroleum Corp.	6,860	1,211,545
Occidental Petroleum Corp.	7,651	478,188
Ovintiv, Inc.	4,008	207,093
Phillips 66	6,613	939,773
Southwestern Energy Co.†	29,701	223,649
Valero Energy Corp.	5,776	907,641
		14,828,477

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,712	$ 90,798
Schlumberger NV	5,525	253,542
		344,340
Packaging & Containers — 0.4%
Amcor PLC	15,603	158,683
AptarGroup, Inc.	1,807	266,876
Ardagh Group SA#†	10,044	99,184
Berry Global Group, Inc.	5,216	312,334
Graphic Packaging Holding Co.	5,001	141,628
Packaging Corp. of America	1,293	237,253
Silgan Holdings, Inc.	3,664	173,124
Sonoco Products Co.	3,817	234,249
Westrock Co.	9,633	516,714
		2,140,045
Pharmaceuticals — 5.2%
AbbVie, Inc.	23,411	3,774,790
Becton Dickinson & Co.	1,439	333,805
Bristol-Myers Squibb Co.	30,906	1,269,928
Cardinal Health, Inc.	8,296	823,544
Cencora, Inc.	3,098	701,914
Cigna Group	4,671	1,609,720
CVS Health Corp.	19,817	1,181,093
Dexcom, Inc.†	615	73,044
Elanco Animal Health, Inc.†	14,011	247,714
Eli Lilly & Co.	9,841	8,072,966
Henry Schein, Inc.†	8,679	601,802
Jazz Pharmaceuticals PLC†	4,182	440,155
Johnson & Johnson	26,767	3,925,916
McKesson Corp.	2,378	1,354,485
Merck & Co., Inc.	26,162	3,284,377
Neurocrine Biosciences, Inc.†	959	129,858
Perrigo Co. PLC	21,040	579,231
Pfizer, Inc.	15,665	448,959
Premier, Inc., Class A	6,116	115,715
Viatris, Inc.	83,663	886,828
Zoetis, Inc.	3,686	624,998
		30,480,842
Pipelines — 0.4%
Antero Midstream Corp.	20,176	295,578
Cheniere Energy, Inc.	3,171	500,352
DT Midstream, Inc.	4,734	317,557
Kinder Morgan, Inc.	18,697	364,405
ONEOK, Inc.	3,067	248,427
Targa Resources Corp.	2,919	345,113
Williams Cos., Inc.	9,396	390,028
		2,461,460
Private Equity — 0.1%
Blackstone, Inc.	2,437	293,659
KKR & Co., Inc.	2,416	248,461
		542,120
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	820	165,697
REITS — 1.4%
Agree Realty Corp.	3,687	224,022
Alexandria Real Estate Equities, Inc.	1,373	163,387
American Homes 4 Rent, Class A	5,902	212,708
Americold Realty Trust, Inc.	7,157	190,877
Security Description	Shares or Principal Amount	Value

REITS (continued)
Annaly Capital Management, Inc.	6,382	$ 125,725
AvalonBay Communities, Inc.	982	189,212
Brixmor Property Group, Inc.	8,790	197,863
Camden Property Trust	2,323	238,456
Cousins Properties, Inc.	9,108	210,668
CubeSmart	3,427	144,996
Digital Realty Trust, Inc.	864	125,574
EastGroup Properties, Inc.	730	120,581
EPR Properties	4,627	189,892
Equity LifeStyle Properties, Inc.	2,440	153,159
Equity Residential	2,967	192,944
Essex Property Trust, Inc.	460	119,503
First Industrial Realty Trust, Inc.	3,633	171,187
Gaming & Leisure Properties, Inc.	4,746	213,095
Highwoods Properties, Inc.	9,984	259,285
Host Hotels & Resorts, Inc.	20,141	361,330
Invitation Homes, Inc.	5,024	174,785
Iron Mountain, Inc.	5,151	415,634
Kilroy Realty Corp.	6,683	224,081
Mid-America Apartment Communities, Inc.	1,237	165,399
NET Lease Office Properties	2,592	61,534
NNN REIT, Inc.	4,938	206,260
Park Hotels & Resorts, Inc.	15,559	246,766
Public Storage	323	88,447
Rayonier, Inc.	2,273	68,235
Realty Income Corp.	4,794	254,370
Regency Centers Corp.	2,705	166,087
Rithm Capital Corp.	43,353	485,987
Simon Property Group, Inc.	1,071	162,053
STAG Industrial, Inc.	4,295	150,583
Starwood Property Trust, Inc.#	6,258	121,656
Sun Communities, Inc.	1,424	168,018
UDR, Inc.	3,532	136,406
VICI Properties, Inc.	8,897	255,433
Vornado Realty Trust	18,636	456,955
Welltower, Inc.	3,314	343,562
Weyerhaeuser Co.	5,774	173,393
WP Carey, Inc.	2,677	150,983
		8,481,091
Retail — 6.7%
Advance Auto Parts, Inc.	2,106	148,768
AutoNation, Inc.†	5,234	891,089
AutoZone, Inc.†	431	1,193,844
Bath & Body Works, Inc.	13,167	683,894
Best Buy Co., Inc.	7,093	601,628
BJ's Wholesale Club Holdings, Inc.†	1,374	121,008
Burlington Stores, Inc.†	1,088	261,174
Casey's General Stores, Inc.	3,570	1,184,455
Chipotle Mexican Grill, Inc.†	148	463,169
Costco Wholesale Corp.	4,842	3,921,487
Darden Restaurants, Inc.	1,737	261,227
Dick's Sporting Goods, Inc.	5,393	1,227,663
Dollar General Corp.	2,330	319,000
Dollar Tree, Inc.†	4,292	506,241
Domino's Pizza, Inc.	678	344,817
Floor & Decor Holdings, Inc., Class A#†	1,674	195,624
GameStop Corp., Class A†	5,620	130,047
Gap, Inc.	27,191	787,451
Genuine Parts Co.	5,242	755,582
Home Depot, Inc.	12,155	4,070,345
Kohl's Corp.	16,313	365,248
Lowe's Cos., Inc.	7,932	1,755,272

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lululemon Athletica, Inc.†	1,782	$ 555,966
Macy's, Inc.	32,625	635,535
McDonald's Corp.	5,758	1,490,689
MSC Industrial Direct Co., Inc., Class A	7,723	663,406
Murphy USA, Inc.	381	167,164
Nordstrom, Inc.	14,400	318,240
Ollie's Bargain Outlet Holdings, Inc.†	1,994	164,365
O'Reilly Automotive, Inc.†	1,485	1,430,441
Penske Automotive Group, Inc.	6,342	964,618
Petco Health & Wellness Co., Inc.#†	109,546	422,848
Ross Stores, Inc.	2,319	324,103
Starbucks Corp.	3,781	303,312
Target Corp.	6,276	980,060
Texas Roadhouse, Inc.	1,493	257,796
TJX Cos., Inc.	11,377	1,172,969
Tractor Supply Co.	3,314	945,451
Ulta Beauty, Inc.†	1,422	561,818
Victoria's Secret & Co.†	8,271	188,496
Walmart, Inc.	67,096	4,412,233
Wendy's Co.#	13,155	229,555
Williams-Sonoma, Inc.	5,032	1,475,483
Wingstop, Inc.	590	217,504
Yum! Brands, Inc.	6,749	927,515
		38,998,600
Savings & Loans — 0.0%
TFS Financial Corp.	9,616	126,739
Semiconductors — 9.5%
Advanced Micro Devices, Inc.†	10,027	1,673,506
Allegro MicroSystems, Inc.†	6,293	189,671
Analog Devices, Inc.	2,611	612,253
Applied Materials, Inc.	13,082	2,813,677
Broadcom, Inc.	4,099	5,445,727
Cirrus Logic, Inc.†	11,371	1,304,254
Intel Corp.	22,358	689,744
KLA Corp.	1,961	1,489,438
Lam Research Corp.	1,470	1,370,687
Lattice Semiconductor Corp.†	1,725	128,064
Marvell Technology, Inc.	2,367	162,873
Microchip Technology, Inc.	6,006	583,963
Micron Technology, Inc.	4,963	620,375
MKS Instruments, Inc.	3,994	505,601
Monolithic Power Systems, Inc.	543	399,447
NVIDIA Corp.	27,693	30,360,667
ON Semiconductor Corp.†	8,354	610,176
Qorvo, Inc.†	3,734	367,388
QUALCOMM, Inc.	15,493	3,161,347
Skyworks Solutions, Inc.	5,398	500,179
Teradyne, Inc.	4,812	678,203
Texas Instruments, Inc.	9,171	1,788,437
		55,455,677
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	531,510
Software — 10.7%
Adobe, Inc.†	6,019	2,677,010
Akamai Technologies, Inc.†	4,818	444,412
AppLovin Corp., Class A†	15,982	1,302,213
Atlassian Corp., Class A†	2,978	467,129
Autodesk, Inc.†	2,759	556,214
BILL Holdings, Inc.†	3,122	162,500
Broadridge Financial Solutions, Inc.	1,432	287,503
Security Description	Shares or Principal Amount	Value

Software (continued)
Cadence Design Systems, Inc.†	4,937	$ 1,413,512
CCC Intelligent Solutions Holdings, Inc.†	12,603	140,902
Concentrix Corp.	5,016	307,631
Datadog, Inc., Class A†	972	107,095
DocuSign, Inc.†	6,051	331,232
Dropbox, Inc., Class A†	30,409	685,115
Electronic Arts, Inc.	4,681	622,011
Fair Isaac Corp.†	721	930,040
Fiserv, Inc.†	5,934	888,676
Guidewire Software, Inc.†	1,434	163,361
HubSpot, Inc.†	837	511,449
Informatica, Inc., Class A†	6,396	184,525
Intuit, Inc.	2,702	1,557,541
Jack Henry & Associates, Inc.	2,307	379,917
Manhattan Associates, Inc.†	3,497	767,731
Microsoft Corp.	87,081	36,149,936
MongoDB, Inc.†	277	65,389
Nutanix, Inc., Class A†	13,275	734,307
Oracle Corp.	9,501	1,113,422
Palantir Technologies, Inc., Class A†	7,884	170,925
Paychex, Inc.	2,404	288,865
Pegasystems, Inc.	4,890	280,979
Playtika Holding Corp.	32,146	280,956
PTC, Inc.†	2,477	436,546
RingCentral, Inc., Class A†	15,274	522,371
Roper Technologies, Inc.	1,369	729,348
Salesforce, Inc.	7,971	1,868,721
ServiceNow, Inc.†	1,877	1,233,058
Smartsheet, Inc., Class A†	3,056	113,072
SS&C Technologies Holdings, Inc.	7,136	442,789
Synopsys, Inc.†	1,846	1,035,237
Take-Two Interactive Software, Inc.†	1,444	231,560
Teradata Corp.†	25,032	816,293
Twilio, Inc., Class A†	3,580	205,492
Tyler Technologies, Inc.†	508	244,023
Workday, Inc., Class A†	1,109	234,498
Zoom Video Communications, Inc., Class A†	7,209	442,200
		62,527,706
Telecommunications — 1.5%
Arista Networks, Inc.†	2,270	675,666
AT&T, Inc.	74,485	1,357,117
Ciena Corp.†	1,408	67,823
Cisco Systems, Inc.	48,058	2,234,697
Corning, Inc.	7,601	283,213
Juniper Networks, Inc.	10,290	367,044
Motorola Solutions, Inc.	2,807	1,024,303
T-Mobile US, Inc.	4,296	751,628
Ubiquiti, Inc.#	2,070	296,341
Verizon Communications, Inc.	38,261	1,574,440
		8,632,272
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	18,133	322,586
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	4,541	392,206
CSX Corp.	13,194	445,298
Expeditors International of Washington, Inc.	3,182	384,704
FedEx Corp.	3,418	868,035
Kirby Corp.†	3,442	427,393
Landstar System, Inc.	4,375	796,381
Norfolk Southern Corp.	425	95,540
Old Dominion Freight Line, Inc.	1,046	183,312

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Schneider National, Inc., Class B	3,857	$ 86,705
Union Pacific Corp.	2,949	686,586
XPO, Inc.†	2,377	254,292
		4,620,452
Water — 0.0%
American Water Works Co., Inc.	753	98,470
Essential Utilities, Inc.	3,124	117,868
		216,338
Total Common Stocks (cost $379,275,434)		567,748,294
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
Vanguard Russell 1000 ETF # (cost $14,640,133)	61,360	14,678,539
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $393,915,567)		582,426,833
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(2)(3) (cost $708,645)	708,645	708,645
TOTAL INVESTMENTS (cost $394,624,212)(4)	99.6%	583,135,478
Other assets less liabilities	0.4	2,191,066
NET ASSETS	100.0%	$585,326,544
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2024.
(3)	At May 31, 2024, the Fund had loaned securities with a total value of $5,721,069. This was secured by collateral of $708,645, which was received in cash and subsequently invested in short-term investments currently valued at $708,645 as reported in the Portfolio of Investments. Additional collateral of $5,012,170 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$505,225
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	273,296
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	101,608
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	4,132,041
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,040,861	$99,184	$—	$2,140,045
Other Industries	565,608,249	—	—	565,608,249
Unaffiliated Investment Companies	14,678,539	0	—	14,678,539
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	708,645	—	—	708,645
Total Investments at Value	$583,036,294	$99,184	$0	$583,135,478
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.1%
HEICO Corp., Class A	487	$ 85,546
Lockheed Martin Corp.	1,668	784,527
TransDigm Group, Inc.	316	424,461
		1,294,534
Airlines — 0.1%
American Airlines Group, Inc.#†	13,439	154,549
Delta Air Lines, Inc.	13,653	696,576
		851,125
Apparel — 0.8%
Crocs, Inc.†	3,391	527,775
Deckers Outdoor Corp.†	5,490	6,005,621
NIKE, Inc., Class B	7,115	676,281
Skechers USA, Inc., Class A†	8,212	586,501
Tapestry, Inc.	10,415	452,948
		8,249,126
Auto Manufacturers — 1.0%
Tesla, Inc.†	55,803	9,937,398
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	11,902	902,291
Banks — 0.2%
First Citizens BancShares, Inc., Class A	525	891,676
NU Holdings, Ltd., Class A†	74,855	889,277
		1,780,953
Beverages — 1.1%
Boston Beer Co., Inc., Class A†	2,479	777,588
Celsius Holdings, Inc.†	1,673	133,806
Coca-Cola Co.	11,931	750,818
Constellation Brands, Inc., Class A	621	155,393
Monster Beverage Corp.†	42,892	2,226,953
PepsiCo, Inc.	39,161	6,770,937
		10,815,495
Biotechnology — 2.3%
Amgen, Inc.	3,422	1,046,619
Apellis Pharmaceuticals, Inc.†	9,023	354,153
Exelixis, Inc.†	180,273	3,910,121
Incyte Corp.†	99,417	5,745,308
Maravai LifeSciences Holdings, Inc., Class A†	7,071	61,306
Regeneron Pharmaceuticals, Inc.†	3,218	3,154,155
Roivant Sciences, Ltd.†	32,207	333,664
Sarepta Therapeutics, Inc.†	2,810	364,907
Vertex Pharmaceuticals, Inc.†	15,768	7,179,801
		22,150,034
Building Materials — 0.2%
Armstrong World Industries, Inc.	894	103,525
Eagle Materials, Inc.	2,775	644,882
Trane Technologies PLC	1,110	363,481
Trex Co., Inc.†	1,251	108,186
Vulcan Materials Co.	1,379	352,707
		1,572,781
Chemicals — 0.3%
Axalta Coating Systems, Ltd.†	15,344	546,093
Ecolab, Inc.	1,725	400,545
Linde PLC	1,070	466,007
PPG Industries, Inc.	2,463	323,663
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
RPM International, Inc.	2,922	$ 327,556
Sherwin-Williams Co.	2,204	669,575
		2,733,439
Commercial Services — 1.8%
Automatic Data Processing, Inc.	6,503	1,592,715
Block, Inc.†	7,080	453,686
Booz Allen Hamilton Holding Corp.	2,480	377,481
Cintas Corp.	1,870	1,267,804
Corpay, Inc.†	4,399	1,177,480
Euronet Worldwide, Inc.†	7,183	837,394
FTI Consulting, Inc.†	1,633	350,768
Gartner, Inc.†	1,754	736,101
Grand Canyon Education, Inc.†	10,596	1,509,506
H&R Block, Inc.	15,339	761,428
Moody's Corp.	2,215	879,333
Morningstar, Inc.	205	59,091
Paylocity Holding Corp.†	8,825	1,254,650
PayPal Holdings, Inc.†	13,844	872,034
Quanta Services, Inc.	894	246,690
RB Global, Inc.	889	64,613
Rollins, Inc.	35,810	1,636,159
Service Corp. International	2,210	158,369
Toast, Inc., Class A†	10,108	244,917
United Rentals, Inc.	2,812	1,882,381
Valvoline, Inc.†	4,164	169,058
Verisk Analytics, Inc.	2,205	557,380
WEX, Inc.†	372	69,683
		17,158,721
Computers — 11.6%
Accenture PLC, Class A	22,907	6,466,417
Apple, Inc.	528,870	101,675,257
Crowdstrike Holdings, Inc., Class A†	1,466	459,840
EPAM Systems, Inc.†	2,533	450,697
Fortinet, Inc.†	10,790	640,063
Genpact, Ltd.	24,851	821,574
HP, Inc.	17,549	640,539
KBR, Inc.	3,030	198,950
NetApp, Inc.	3,273	394,167
Pure Storage, Inc., Class A†	14,133	852,079
		112,599,583
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	1,299	160,245
Kenvue, Inc.	33,195	640,663
Procter & Gamble Co.	14,713	2,420,877
		3,221,785
Distribution/Wholesale — 0.8%
Copart, Inc.†	64,014	3,396,583
Fastenal Co.	15,355	1,013,123
Ferguson PLC	2,350	483,489
Pool Corp.	600	218,130
SiteOne Landscape Supply, Inc.†	2,309	357,480
Watsco, Inc.	539	255,971
WW Grainger, Inc.	2,118	1,951,652
		7,676,428
Diversified Financial Services — 4.3%
American Express Co.	4,932	1,183,680
Ameriprise Financial, Inc.	3,681	1,607,161
Apollo Global Management, Inc.	6,607	767,469
Ares Management Corp., Class A	2,369	332,063

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Houlihan Lokey, Inc.	2,950	$ 399,282
LPL Financial Holdings, Inc.	3,512	1,005,170
Mastercard, Inc., Class A	33,489	14,971,927
SLM Corp.	25,743	552,445
Tradeweb Markets, Inc., Class A	1,477	161,008
Visa, Inc., Class A	71,010	19,347,385
Western Union Co.	98,968	1,266,790
XP, Inc., Class A	3,710	70,453
		41,664,833
Electric — 0.2%
Vistra Corp.	17,207	1,704,870
Electronics — 0.6%
Amphenol Corp., Class A	6,897	912,956
Honeywell International, Inc.	1,228	248,289
Hubbell, Inc.	3,762	1,463,004
Jabil, Inc.	6,960	827,544
Keysight Technologies, Inc.†	2,921	404,500
Mettler-Toledo International, Inc.†	472	662,731
Vontier Corp.	22,516	900,190
		5,419,214
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,131	272,555
Engineering & Construction — 0.9%
EMCOR Group, Inc.	15,573	6,052,602
TopBuild Corp.†	6,224	2,601,321
		8,653,923
Entertainment — 0.1%
Caesars Entertainment, Inc.†	16,221	576,819
DraftKings, Inc., Class A†	4,911	172,523
Live Nation Entertainment, Inc.†	4,890	458,389
Vail Resorts, Inc.	467	88,132
		1,295,863
Environmental Control — 0.1%
Waste Management, Inc.	4,113	866,732
Food — 0.3%
Albertsons Cos., Inc., Class A	26,087	538,435
Hershey Co.	1,407	278,347
Performance Food Group Co.†	15,013	1,044,905
Sysco Corp.	14,544	1,059,094
		2,920,781
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	1,715	336,757
MSA Safety, Inc.	781	140,580
		477,337
Healthcare-Products — 1.1%
Abbott Laboratories	1,647	168,307
Agilent Technologies, Inc.	1,263	164,708
Align Technology, Inc.†	327	84,108
Edwards Lifesciences Corp.†	4,459	387,443
Globus Medical, Inc., Class A†	23,955	1,607,620
IDEXX Laboratories, Inc.†	1,450	720,577
Inspire Medical Systems, Inc.†	1,471	233,580
Intuitive Surgical, Inc.†	1,691	679,985
ResMed, Inc.	25,277	5,215,403
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.	1,253	$ 427,386
Thermo Fisher Scientific, Inc.	2,194	1,246,148
		10,935,265
Healthcare-Services — 2.4%
Chemed Corp.	784	434,626
DaVita, Inc.†	4,538	667,631
Elevance Health, Inc.	8,441	4,545,310
Encompass Health Corp.	4,875	421,151
HCA Healthcare, Inc.	394	133,862
Humana, Inc.	1,919	687,232
ICON PLC†	941	305,656
IQVIA Holdings, Inc.†	2,161	473,453
Medpace Holdings, Inc.†	1,509	582,987
Molina Healthcare, Inc.†	5,373	1,690,238
UnitedHealth Group, Inc.	27,278	13,512,703
		23,454,849
Home Builders — 0.6%
NVR, Inc.†	731	5,614,614
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	2,640	135,590
Household Products/Wares — 0.2%
Avery Dennison Corp.	1,237	281,529
Church & Dwight Co., Inc.	4,620	494,386
Clorox Co.	2,917	383,761
Kimberly-Clark Corp.	4,190	558,527
		1,718,203
Housewares — 0.0%
Scotts Miracle-Gro Co.#	1,209	84,255
Insurance — 2.2%
Arch Capital Group, Ltd.†	7,884	809,135
Arthur J. Gallagher & Co.	10,511	2,662,752
Brighthouse Financial, Inc.†	35,976	1,601,292
Brown & Brown, Inc.	61,809	5,532,524
Equitable Holdings, Inc.	32,554	1,350,665
Everest Group, Ltd.	1,169	456,997
Kinsale Capital Group, Inc.	277	106,263
Marsh & McLennan Cos., Inc.	10,826	2,247,261
Primerica, Inc.	1,693	382,432
Progressive Corp.	27,353	5,776,406
RenaissanceRe Holdings, Ltd.	1,861	424,047
RLI Corp.	1,448	211,379
Ryan Specialty Holdings, Inc.	3,792	210,570
Willis Towers Watson PLC	424	108,243
		21,879,966
Internet — 21.0%
Airbnb, Inc., Class A†	5,701	826,246
Alphabet, Inc., Class A	218,909	37,761,802
Alphabet, Inc., Class C	203,340	35,373,026
Amazon.com, Inc.†	344,405	60,766,818
Booking Holdings, Inc.	1,537	5,804,250
CDW Corp.	3,221	720,280
Coupang, Inc.†	36,687	834,262
DoorDash, Inc., Class A†	883	97,227
eBay, Inc.	10,676	578,853
Etsy, Inc.†	7,792	494,558
Expedia Group, Inc.†	6,188	698,378
Gen Digital, Inc.	39,220	973,833
GoDaddy, Inc., Class A†	22,250	3,106,768

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Maplebear, Inc.#†	9,124	$ 278,100
Match Group, Inc.†	36,107	1,105,957
Meta Platforms, Inc., Class A	85,013	39,686,619
Netflix, Inc.†	11,466	7,356,815
Okta, Inc.†	3,155	279,785
Palo Alto Networks, Inc.†	1,983	584,807
Pinterest, Inc., Class A†	14,821	614,923
Spotify Technology SA†	13,015	3,862,592
Uber Technologies, Inc.†	11,797	761,614
VeriSign, Inc.†	3,219	561,136
Wayfair, Inc., Class A†	27,680	1,646,683
		204,775,332
Leisure Time — 0.3%
Brunswick Corp.	3,924	323,848
Peloton Interactive, Inc., Class A#†	47,629	173,369
Polaris, Inc.	3,788	316,677
Royal Caribbean Cruises, Ltd.†	2,148	317,217
YETI Holdings, Inc.†	54,187	2,207,578
		3,338,689
Lodging — 0.2%
Choice Hotels International, Inc.	2,014	227,965
Hilton Worldwide Holdings, Inc.	2,399	481,239
Las Vegas Sands Corp.	4,268	192,188
Marriott International, Inc., Class A	2,803	647,969
Wyndham Hotels & Resorts, Inc.	3,100	219,356
Wynn Resorts, Ltd.	894	84,823
		1,853,540
Machinery-Construction & Mining — 0.6%
BWX Technologies, Inc.	3,423	315,361
Caterpillar, Inc.	16,222	5,491,471
Vertiv Holdings Co., Class A	3,886	381,100
		6,187,932
Machinery-Diversified — 0.1%
Deere & Co.	1,741	652,457
Graco, Inc.	918	74,128
IDEX Corp.	898	187,359
Otis Worldwide Corp.	2,229	221,117
Toro Co.	1,187	95,186
Xylem, Inc.	1,001	141,161
		1,371,408
Media — 0.3%
Cable One, Inc.	1,353	522,136
Charter Communications, Inc., Class A†	2,598	745,938
FactSet Research Systems, Inc.	628	253,875
Liberty Broadband Corp., Class A†	1,103	59,827
Liberty Broadband Corp., Class C†	926	50,087
Nexstar Media Group, Inc.	5,905	978,400
		2,610,263
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	998	173,143
Valmont Industries, Inc.	2,208	555,091
		728,234
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,663	139,093
Axon Enterprise, Inc.†	331	93,233
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Donaldson Co., Inc.	6,516	$ 480,099
Illinois Tool Works, Inc.	3,197	776,072
		1,488,497
Oil & Gas — 0.1%
APA Corp.	4,521	138,026
Ovintiv, Inc.	12,778	660,239
Texas Pacific Land Corp.	297	182,450
		980,715
Oil & Gas Services — 0.0%
Halliburton Co.	6,130	224,971
Packaging & Containers — 0.1%
Graphic Packaging Holding Co.	20,079	568,637
Pharmaceuticals — 4.3%
AbbVie, Inc.	29,489	4,754,806
Cardinal Health, Inc.	5,277	523,848
Cencora, Inc.	13,816	3,130,291
Cigna Group	1,787	615,836
Eli Lilly & Co.	21,354	17,517,540
Jazz Pharmaceuticals PLC†	47,390	4,987,798
McKesson Corp.	1,347	767,238
Merck & Co., Inc.	55,322	6,945,124
Neurocrine Biosciences, Inc.†	11,836	1,602,713
Zoetis, Inc.	3,288	557,513
		41,402,707
Pipelines — 0.2%
Antero Midstream Corp.	25,882	379,171
Cheniere Energy, Inc.	3,995	630,371
ONEOK, Inc.	3,100	251,100
Targa Resources Corp.	2,446	289,191
		1,549,833
Private Equity — 0.0%
Blackstone, Inc.	2,034	245,097
REITS — 0.7%
American Tower Corp.	1,316	257,594
Equinix, Inc.	265	202,190
Equity LifeStyle Properties, Inc.	3,257	204,442
Iron Mountain, Inc.	4,494	362,621
Public Storage	658	180,180
SBA Communications Corp.	24,820	4,881,598
Simon Property Group, Inc.	777	117,568
Sun Communities, Inc.	3,552	419,100
UDR, Inc.	4,678	180,664
		6,805,957
Retail — 5.0%
AutoZone, Inc.†	939	2,600,974
Best Buy Co., Inc.	6,558	556,249
BJ's Wholesale Club Holdings, Inc.†	10,244	902,189
Burlington Stores, Inc.†	1,085	260,454
Casey's General Stores, Inc.	3,129	1,038,140
Chipotle Mexican Grill, Inc.†	264	826,193
Costco Wholesale Corp.	11,884	9,624,733
Darden Restaurants, Inc.	2,125	319,579
Dick's Sporting Goods, Inc.	3,665	834,301
Domino's Pizza, Inc.	696	353,972
Home Depot, Inc.	20,952	7,016,196
Lowe's Cos., Inc.	7,186	1,590,190
Lululemon Athletica, Inc.†	16,424	5,124,124
McDonald's Corp.	2,719	703,922

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Murphy USA, Inc.	2,483	$ 1,089,416
Ollie's Bargain Outlet Holdings, Inc.†	3,613	297,820
O'Reilly Automotive, Inc.†	1,262	1,215,634
Ross Stores, Inc.	5,675	793,138
Starbucks Corp.	4,958	397,731
Target Corp.	5,389	841,546
Texas Roadhouse, Inc.	3,000	518,010
TJX Cos., Inc.	23,850	2,458,935
Tractor Supply Co.	2,340	667,579
Ulta Beauty, Inc.†	5,873	2,320,363
Victoria's Secret & Co.†	41,797	952,554
Wendy's Co.#	18,905	329,892
Williams-Sonoma, Inc.	5,888	1,726,479
Wingstop, Inc.	5,151	1,898,916
Yum! Brands, Inc.	7,344	1,009,286
		48,268,515
Semiconductors — 14.9%
Advanced Micro Devices, Inc.†	10,817	1,805,357
Allegro MicroSystems, Inc.†	3,224	97,171
Applied Materials, Inc.	34,108	7,335,949
Broadcom, Inc.	16,481	21,895,832
KLA Corp.	8,926	6,779,565
Lam Research Corp.	2,099	1,957,192
Lattice Semiconductor Corp.†	5,944	441,283
Microchip Technology, Inc.	10,364	1,007,692
Monolithic Power Systems, Inc.	112	82,391
NVIDIA Corp.	90,407	99,115,906
QUALCOMM, Inc.	16,871	3,442,527
Teradyne, Inc.	3,226	454,672
Texas Instruments, Inc.	3,907	761,904
		145,177,441
Software — 16.4%
Adobe, Inc.†	16,004	7,117,939
ANSYS, Inc.†	293	93,013
AppLovin Corp., Class A†	17,306	1,410,093
Atlassian Corp., Class A†	2,820	442,345
Autodesk, Inc.†	2,997	604,195
Bentley Systems, Inc., Class B	3,041	152,780
Broadridge Financial Solutions, Inc.	1,793	359,981
Cadence Design Systems, Inc.†	7,215	2,065,727
Datadog, Inc., Class A†	1,578	173,864
DocuSign, Inc.†	16,250	889,525
Doximity, Inc., Class A†	63,434	1,759,025
Dropbox, Inc., Class A†	40,922	921,973
Dynatrace, Inc.†	52,930	2,420,489
Fair Isaac Corp.†	806	1,039,684
Fiserv, Inc.†	9,920	1,485,619
HubSpot, Inc.†	863	527,336
Informatica, Inc., Class A†	9,003	259,736
Intuit, Inc.	6,269	3,613,702
Jack Henry & Associates, Inc.	509	83,822
Manhattan Associates, Inc.†	6,753	1,482,554
Microsoft Corp.	271,569	112,736,439
Nutanix, Inc., Class A†	9,967	551,325
Oracle Corp.	4,189	490,909
Palantir Technologies, Inc., Class A†	4,572	99,121
Paychex, Inc.	27,568	3,312,571
Pegasystems, Inc.	11,607	666,938
Playtika Holding Corp.	69,788	609,947
Procore Technologies, Inc.†	4,564	306,381
Security Description	Shares or Principal Amount	Value

Software (continued)
PTC, Inc.†	3,732	$ 657,728
RingCentral, Inc., Class A†	27,928	955,138
Salesforce, Inc.	14,723	3,451,660
SentinelOne, Inc., Class A†	3,630	61,093
ServiceNow, Inc.†	2,192	1,439,990
Smartsheet, Inc., Class A†	12,800	473,600
Synopsys, Inc.†	7,982	4,476,306
Teradata Corp.†	25,995	847,697
Twilio, Inc., Class A†	9,437	541,684
Tyler Technologies, Inc.†	917	440,490
UiPath, Inc., Class A†	20,986	257,288
Workday, Inc., Class A†	859	181,635
		159,461,342
Telecommunications — 0.8%
Arista Networks, Inc.†	21,061	6,268,807
Iridium Communications, Inc.	8,009	241,151
Motorola Solutions, Inc.	2,394	873,594
Ubiquiti, Inc.#	1,901	272,147
		7,655,699
Transportation — 0.3%
C.H. Robinson Worldwide, Inc.	10,440	901,703
CSX Corp.	7,933	267,739
Expeditors International of Washington, Inc.	4,599	556,019
Landstar System, Inc.	5,274	960,026
Old Dominion Freight Line, Inc.	354	62,038
Saia, Inc.#†	331	135,538
Union Pacific Corp.	1,738	404,641
		3,287,704
Total Common Stocks (cost $637,921,844)		966,025,056
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	402,633
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell 1000 Growth ETF # (cost $3,618,869)	10,746	3,678,248
Total Long-Term Investment Securities (cost $641,864,587)		970,105,937
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3)	170	170
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(3)(4)	1,271,701	1,271,701
Total Short-Term Investments (cost $1,271,871)		1,271,871
TOTAL INVESTMENTS (cost $643,136,458)(5)	99.8%	971,377,808
Other assets less liabilities	0.2	1,777,798
NET ASSETS	100.0%	$973,155,606
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$402,633	$73.50	0.0%
(3)	The rate shown is the 7-day yield as of May 31, 2024.
(4)	At May 31, 2024, the Fund had loaned securities with a total value of $2,402,899. This was secured by collateral of $1,271,701, which was received in cash and subsequently invested in short-term investments currently valued at $1,271,701 as reported in the Portfolio of Investments. Additional collateral of $1,159,188 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$23,099
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	12,495
United States Treasury Bills	0.00%	06/13/2024 to 01/23/2025	102,504
United States Treasury Notes/Bonds	0.00% to 5.52%	06/15/2024 to 02/15/2054	1,021,090
(5)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$966,025,056	$—	$—	$966,025,056
Convertible Preferred Stocks	—	—	402,633	402,633
Unaffiliated Investment Companies	3,678,248	0	—	3,678,248
Short-Term Investments	1,271,871	—	—	1,271,871
Total Investments at Value	$970,975,175	$—	$402,633	$971,377,808
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Advertising — 0.5%
Omnicom Group, Inc.	25,622	$ 2,381,821
Aerospace/Defense — 1.4%
General Dynamics Corp.	4,587	1,375,045
RTX Corp.	28,025	3,021,375
TransDigm Group, Inc.	1,410	1,893,955
		6,290,375
Agriculture — 0.5%
Philip Morris International, Inc.	21,450	2,174,601
Auto Manufacturers — 2.1%
Cummins, Inc.	1,775	500,071
Ford Motor Co.	50,495	612,504
General Motors Co.	55,247	2,485,562
Lucid Group, Inc.#†	238,177	676,423
PACCAR, Inc.	48,412	5,204,290
		9,478,850
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	12,515	948,762
BorgWarner, Inc.	13,294	474,064
		1,422,826
Banks — 8.3%
Bank of America Corp.	98,460	3,937,415
Bank of New York Mellon Corp.	92,764	5,529,662
Bank OZK	66,724	2,794,401
Citigroup, Inc.	22,509	1,402,536
East West Bancorp, Inc.	17,443	1,294,096
First Citizens BancShares, Inc., Class A	389	660,689
JPMorgan Chase & Co.	88,291	17,890,405
State Street Corp.	42,767	3,232,758
Wells Fargo & Co.	16,469	986,823
		37,728,785
Beverages — 1.1%
PepsiCo, Inc.	27,634	4,777,919
Biotechnology — 3.0%
Amgen, Inc.	10,882	3,328,260
Bio-Rad Laboratories, Inc., Class A†	2,235	641,132
Exelixis, Inc.†	72,277	1,567,688
Gilead Sciences, Inc.	45,586	2,929,812
Incyte Corp.†	35,109	2,028,949
United Therapeutics Corp.†	10,414	2,865,204
		13,361,045
Building Materials — 0.1%
Builders FirstSource, Inc.†	3,264	524,819
Chemicals — 2.1%
Ecolab, Inc.	7,990	1,855,278
LyondellBasell Industries NV, Class A	12,506	1,243,347
Mosaic Co.	28,794	890,598
PPG Industries, Inc.	36,963	4,857,308
RPM International, Inc.	6,229	698,271
		9,544,802
Commercial Services — 1.0%
Block, Inc.†	15,257	977,669
Global Payments, Inc.	8,820	898,317
United Rentals, Inc.	4,266	2,855,703
		4,731,689
Security Description	Shares or Principal Amount	Value

Computers — 3.7%
Amdocs, Ltd.	23,949	$ 1,891,971
Cognizant Technology Solutions Corp., Class A	24,387	1,613,200
DXC Technology Co.#†	31,227	485,580
Hewlett Packard Enterprise Co.	172,708	3,048,296
HP, Inc.	85,771	3,130,641
International Business Machines Corp.	19,082	3,183,832
Kyndryl Holdings, Inc.†	21,632	575,628
NCR Atleos Corp.†	60,016	1,670,245
Western Digital Corp.†	17,779	1,338,581
		16,937,974
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	15,279	1,420,336
Procter & Gamble Co.	34,542	5,683,541
		7,103,877
Distribution/Wholesale — 0.2%
WESCO International, Inc.	5,644	1,013,042
Diversified Financial Services — 6.4%
Affiliated Managers Group, Inc.	13,865	2,254,449
BlackRock, Inc.	7,842	6,054,259
Capital One Financial Corp.	3,198	440,141
Cboe Global Markets, Inc.	17,651	3,053,446
CME Group, Inc.	28,672	5,819,843
Coinbase Global, Inc., Class A†	4,624	1,044,654
Interactive Brokers Group, Inc., Class A	14,535	1,827,340
Synchrony Financial	46,656	2,043,533
T. Rowe Price Group, Inc.	43,402	5,114,058
Tradeweb Markets, Inc., Class A	4,366	475,938
Western Union Co.	63,033	806,822
		28,934,483
Electric — 1.0%
Constellation Energy Corp.	12,520	2,719,970
Hawaiian Electric Industries, Inc.#	90,184	991,122
Vistra Corp.	8,991	890,828
		4,601,920
Electrical Components & Equipment — 2.2%
Acuity Brands, Inc.	2,268	588,796
AMETEK, Inc.	11,704	1,984,764
Eaton Corp. PLC	12,545	4,175,603
Emerson Electric Co.	26,574	2,980,540
		9,729,703
Electronics — 3.2%
Arrow Electronics, Inc.†	3,834	503,442
Avnet, Inc.	16,651	909,145
Honeywell International, Inc.	5,413	1,094,454
Hubbell, Inc.	9,575	3,723,622
nVent Electric PLC	55,274	4,498,198
TD SYNNEX Corp.	29,445	3,852,584
		14,581,445
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	3,032	823,976
Engineering & Construction — 1.5%
EMCOR Group, Inc.	13,240	5,145,858
TopBuild Corp.†	4,324	1,807,216
		6,953,074
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	47,663	206,381

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 2.3%
Campbell Soup Co.	35,538	$ 1,577,177
General Mills, Inc.	25,040	1,721,500
Hershey Co.	2,827	559,265
J.M. Smucker Co.	7,105	793,202
Lamb Weston Holdings, Inc.	20,761	1,832,989
Mondelez International, Inc., Class A	49,917	3,420,812
Pilgrim's Pride Corp.†	16,537	594,174
		10,499,119
Gas — 0.6%
National Fuel Gas Co.	50,459	2,884,236
Hand/Machine Tools — 0.5%
MSA Safety, Inc.	4,413	794,340
Snap-on, Inc.	5,440	1,484,358
		2,278,698
Healthcare-Products — 2.8%
Cooper Cos., Inc.	19,936	1,880,164
Globus Medical, Inc., Class A#†	35,963	2,413,477
Hologic, Inc.†	8,085	596,511
Medtronic PLC	47,112	3,833,504
Solventum Corp.†	13,211	783,941
Stryker Corp.	9,070	3,093,686
		12,601,283
Healthcare-Services — 1.8%
Elevance Health, Inc.	9,988	5,378,338
Quest Diagnostics, Inc.	3,453	490,223
Teladoc Health, Inc.†	30,784	346,012
UnitedHealth Group, Inc.	4,313	2,136,531
		8,351,104
Home Builders — 2.0%
D.R. Horton, Inc.	15,925	2,353,715
NVR, Inc.†	405	3,110,696
PulteGroup, Inc.	30,873	3,622,020
		9,086,431
Home Furnishings — 0.1%
Leggett & Platt, Inc.	24,991	289,896
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	13,141	1,751,695
Insurance — 9.7%
Aflac, Inc.	61,476	5,524,848
Arthur J. Gallagher & Co.	17,861	4,524,727
Assurant, Inc.	4,568	792,411
Berkshire Hathaway, Inc., Class B†	49,731	20,608,526
Brighthouse Financial, Inc.†	45,457	2,023,291
Brown & Brown, Inc.	57,397	5,137,606
MGIC Investment Corp.	27,989	587,769
Primerica, Inc.	4,125	931,796
Progressive Corp.	18,731	3,955,613
		44,086,587
Internet — 0.8%
DoorDash, Inc., Class A†	3,231	355,765
F5, Inc.†	2,360	398,769
GoDaddy, Inc., Class A†	12,803	1,787,683
Robinhood Markets, Inc., Class A†	24,511	512,280
Roku, Inc.†	7,382	423,727
		3,478,224
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.6%
Nucor Corp.	7,011	$ 1,183,807
Steel Dynamics, Inc.	10,465	1,400,950
		2,584,757
Leisure Time — 0.3%
Polaris, Inc.	16,927	1,415,097
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	12,055	4,080,858
Oshkosh Corp.	14,812	1,684,569
Vertiv Holdings Co., Class A	6,242	612,153
		6,377,580
Machinery-Diversified — 0.5%
Ingersoll Rand, Inc.	9,745	906,772
Middleby Corp.†	10,920	1,407,697
		2,314,469
Media — 4.3%
Comcast Corp., Class A	177,458	7,103,644
Fox Corp., Class A	155,109	5,340,403
Paramount Global, Class B	104,841	1,248,656
Walt Disney Co.	42,582	4,424,696
Warner Bros. Discovery, Inc.†	172,515	1,421,523
		19,538,922
Metal Fabricate/Hardware — 0.2%
Timken Co.	8,180	710,760
Mining — 0.7%
Newmont Corp.	60,069	2,519,294
SSR Mining, Inc.	84,628	451,913
		2,971,207
Oil & Gas — 6.5%
APA Corp.	30,186	921,579
Chevron Corp.	44,598	7,238,255
ConocoPhillips	25,853	3,011,357
Coterra Energy, Inc.	24,292	692,808
Devon Energy Corp.	28,491	1,398,338
Exxon Mobil Corp.	90,182	10,574,741
HF Sinclair Corp.	7,508	414,667
Marathon Petroleum Corp.	12,116	2,139,807
Ovintiv, Inc.	24,207	1,250,776
Valero Energy Corp.	12,139	1,907,523
		29,549,851
Packaging & Containers — 1.1%
AptarGroup, Inc.	15,873	2,344,284
Sonoco Products Co.	34,489	2,116,590
Westrock Co.	10,044	538,760
		4,999,634
Pharmaceuticals — 6.0%
Cardinal Health, Inc.	5,126	508,858
Jazz Pharmaceuticals PLC†	36,475	3,838,994
Johnson & Johnson	80,839	11,856,656
McKesson Corp.	1,085	618,005
Merck & Co., Inc.	78,976	9,914,647
Premier, Inc., Class A	20,997	397,263
		27,134,423
Pipelines — 0.4%
ONEOK, Inc.	21,444	1,736,964

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 6.9%
Agree Realty Corp.	80,447	$ 4,887,960
Brixmor Property Group, Inc.	76,911	1,731,267
Healthcare Realty Trust, Inc.	75,127	1,219,311
Highwoods Properties, Inc.	85,000	2,207,450
Kimco Realty Corp.	94,400	1,827,584
Mid-America Apartment Communities, Inc.	36,203	4,840,703
National Storage Affiliates Trust	36,394	1,331,293
Omega Healthcare Investors, Inc.	14,598	471,953
Realty Income Corp.	97,981	5,198,872
Regency Centers Corp.	28,918	1,775,565
SBA Communications Corp.	10,912	2,146,172
STAG Industrial, Inc.	88,863	3,115,537
WP Carey, Inc.	9,023	508,897
		31,262,564
Retail — 4.2%
Genuine Parts Co.	20,062	2,891,737
McDonald's Corp.	18,493	4,787,653
MSC Industrial Direct Co., Inc., Class A	6,607	567,541
Walmart, Inc.	162,578	10,691,129
		18,938,060
Semiconductors — 2.7%
Advanced Micro Devices, Inc.†	3,119	520,561
Applied Materials, Inc.	24,154	5,195,042
Intel Corp.	94,436	2,913,351
Micron Technology, Inc.	29,796	3,724,500
		12,353,454
Software — 1.6%
Oracle Corp.	13,195	1,546,322
Roper Technologies, Inc.	9,636	5,133,675
Zoom Video Communications, Inc., Class A†	11,397	699,092
		7,379,089
Telecommunications — 0.9%
Cisco Systems, Inc.	71,408	3,320,472
Frontier Communications Parent, Inc.†	22,198	591,799
		3,912,271
Total Long-Term Investment Securities (cost $396,225,603)		451,789,782
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.33%(1)(2) (cost $714,531)	714,531	$ 714,531
TOTAL INVESTMENTS (cost $396,940,134)(3)	100.0%	452,504,313
Other assets less liabilities	0.0	113,571
NET ASSETS	100.0%	$452,617,884
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2024.
(2)	At May 31, 2024, the Fund had loaned securities with a total value of $4,109,110. This was secured by collateral of $714,531, which was received in cash and subsequently invested in short-term investments currently valued at $714,531 as reported in the Portfolio of Investments. Additional collateral of $3,452,421 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2024
Federal Home Loan Bank	0.40% to 0.65%	06/28/2024 to 02/17/2026	$495,639
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	268,110
United States Treasury Bills	0.00%	06/13/2024 to 08/22/2024	114,896
United States Treasury Notes/Bonds	0.00% to 4.75%	08/15/2024 to 08/15/2053	2,573,776
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$451,789,782	$—	$—	$451,789,782
Short-Term Investments	714,531	—	—	714,531
Total Investments at Value	$452,504,313	$—	$—	$452,504,313
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	33,437	$ 2,087,806
Airlines — 0.3%
Delta Air Lines, Inc.	43,394	2,213,962
Auto Parts & Equipment — 0.0%
Aptiv PLC†	3,663	304,981
Banks — 1.9%
Bank of New York Mellon Corp.	18,213	1,085,677
Citizens Financial Group, Inc.	20,448	721,610
Morgan Stanley	51,720	5,060,285
PNC Financial Services Group, Inc.	10,439	1,642,994
Truist Financial Corp.	54,357	2,051,977
US Bancorp	57,219	2,320,230
		12,882,773
Beverages — 1.4%
Keurig Dr Pepper, Inc.	142,321	4,874,494
Monster Beverage Corp.†	83,538	4,337,293
		9,211,787
Biotechnology — 2.2%
Amgen, Inc.	16,315	4,989,943
Biogen, Inc.†	1,512	340,109
Moderna, Inc.†	8,876	1,265,274
Regeneron Pharmaceuticals, Inc.†	3,734	3,659,918
Vertex Pharmaceuticals, Inc.†	8,845	4,027,482
		14,282,726
Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,322	1,952,777
Ecolab, Inc.	6,696	1,554,811
Linde PLC	18,578	8,091,091
Sherwin-Williams Co.	6,857	2,083,157
		13,681,836
Commercial Services — 3.1%
Automatic Data Processing, Inc.	24,819	6,078,670
Cintas Corp.	4,008	2,717,304
CoStar Group, Inc.†	16,963	1,325,998
Gartner, Inc.†	1,299	545,151
Moody's Corp.	5,736	2,277,135
PayPal Holdings, Inc.†	31,958	2,013,034
S&P Global, Inc.	12,177	5,205,789
Verisk Analytics, Inc.	2,494	630,433
		20,793,514
Computers — 4.0%
Cognizant Technology Solutions Corp., Class A	19,539	1,292,505
EPAM Systems, Inc.†	833	148,216
Fortinet, Inc.†	14,516	861,089
Hewlett Packard Enterprise Co.	198,458	3,502,784
HP, Inc.	210,841	7,695,696
NetApp, Inc.	53,650	6,461,069
Seagate Technology Holdings PLC	30,691	2,861,629
Super Micro Computer, Inc.†	988	775,096
Western Digital Corp.†	39,013	2,937,289
		26,535,373
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	13,806	1,703,108
Distribution/Wholesale — 0.3%
Copart, Inc.†	32,560	1,727,634
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 8.8%
American Express Co.	33,511	$ 8,042,640
Ameriprise Financial, Inc.	2,505	1,093,708
BlackRock, Inc.	7,784	6,009,482
Capital One Financial Corp.	6,881	947,032
Charles Schwab Corp.	40,852	2,993,635
CME Group, Inc.	14,847	3,013,644
Intercontinental Exchange, Inc.	25,750	3,447,925
Mastercard, Inc., Class A	30,378	13,581,092
Nasdaq, Inc.	3,351	197,810
T. Rowe Price Group, Inc.	1,583	186,525
Visa, Inc., Class A	68,325	18,615,829
		58,129,322
Electric — 1.3%
Consolidated Edison, Inc.	31,442	2,972,841
Eversource Energy	31,628	1,873,327
Exelon Corp.	59,576	2,237,079
PPL Corp.	16,612	487,230
WEC Energy Group, Inc.	14,073	1,140,335
		8,710,812
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	7,232	2,407,171
Emerson Electric Co.	2,377	266,605
		2,673,776
Electronics — 1.0%
Amphenol Corp., Class A	32,088	4,247,488
Keysight Technologies, Inc.†	3,893	539,103
TE Connectivity, Ltd.	13,360	1,999,992
		6,786,583
Environmental Control — 1.0%
Republic Services, Inc.	10,098	1,870,049
Waste Management, Inc.	22,220	4,682,420
		6,552,469
Food — 1.4%
General Mills, Inc.	48,354	3,324,337
Hormel Foods Corp.	5,322	164,876
J.M. Smucker Co.	1,800	200,952
Kellanova	8,986	542,215
Kraft Heinz Co.	125,776	4,448,697
McCormick & Co., Inc.	5,112	369,189
		9,050,266
Healthcare-Products — 3.4%
Boston Scientific Corp.†	55,032	4,158,768
Danaher Corp.	18,540	4,761,072
Edwards Lifesciences Corp.†	16,762	1,456,450
GE HealthCare Technologies, Inc.	3,592	280,176
IDEXX Laboratories, Inc.†	2,268	1,127,083
ResMed, Inc.	1,683	347,253
Stryker Corp.	13,296	4,535,133
Thermo Fisher Scientific, Inc.	9,644	5,477,599
Zimmer Biomet Holdings, Inc.	527	60,684
		22,204,218
Healthcare-Services — 2.0%
Centene Corp.†	24,827	1,777,365
Elevance Health, Inc.	11,336	6,104,209
HCA Healthcare, Inc.	8,033	2,729,212

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Humana, Inc.	5,557	$ 1,990,073
Molina Healthcare, Inc.†	2,159	679,178
		13,280,037
Home Builders — 0.2%
D.R. Horton, Inc.	7,912	1,169,394
Lennar Corp., Class A	2,353	377,303
		1,546,697
Household Products/Wares — 1.2%
Church & Dwight Co., Inc.	22,176	2,373,054
Kimberly-Clark Corp.	40,299	5,371,856
		7,744,910
Insurance — 3.4%
Aflac, Inc.	4,489	403,426
Aon PLC, Class A	5,792	1,631,259
Arthur J. Gallagher & Co.	8,378	2,122,399
Chubb, Ltd.	23,971	6,491,826
Marsh & McLennan Cos., Inc.	27,352	5,677,728
Progressive Corp.	16,309	3,444,135
Travelers Cos., Inc.	13,360	2,881,752
		22,652,525
Internet — 8.9%
Airbnb, Inc., Class A†	8,536	1,237,122
Alphabet, Inc., Class A	167,398	28,876,155
Alphabet, Inc., Class C	42,881	7,459,579
Booking Holdings, Inc.	1,529	5,774,039
eBay, Inc.	109,281	5,925,216
Etsy, Inc.†	14,463	917,967
Expedia Group, Inc.†	6,155	694,653
Netflix, Inc.†	9,174	5,886,222
Palo Alto Networks, Inc.†	7,005	2,065,845
		58,836,798
Iron/Steel — 0.1%
Nucor Corp.	4,348	734,160
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	21,812	4,375,487
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	18,233	6,172,235
Machinery-Diversified — 0.5%
Deere & Co.	9,290	3,481,520
Media — 1.3%
Charter Communications, Inc., Class A†	3,164	908,448
Comcast Corp., Class A	173,765	6,955,813
Warner Bros. Discovery, Inc.†	75,527	622,342
		8,486,603
Miscellaneous Manufacturing — 0.6%
Illinois Tool Works, Inc.	15,779	3,830,352
Oil & Gas — 3.9%
Chevron Corp.	70,834	11,496,358
ConocoPhillips	53,066	6,181,128
EOG Resources, Inc.	27,911	3,476,315
Hess Corp.	10,576	1,629,762
Occidental Petroleum Corp.	24,129	1,508,062
Valero Energy Corp.	7,416	1,165,350
		25,456,975
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.2%
Schlumberger NV	24,236	$ 1,112,190
Packaging & Containers — 0.1%
Ball Corp.	8,521	591,613
Pharmaceuticals — 3.1%
Dexcom, Inc.†	9,836	1,168,222
Eli Lilly & Co.	17,123	14,046,682
McKesson Corp.	2,613	1,488,339
Zoetis, Inc.	22,363	3,791,870
		20,495,113
Real Estate — 0.0%
CBRE Group, Inc., Class A†	2,475	217,973
REITS — 1.8%
American Tower Corp.	13,093	2,562,824
Crown Castle, Inc.	3,949	404,772
Digital Realty Trust, Inc.	755	109,732
Equinix, Inc.	3,275	2,498,759
Prologis, Inc.	36,808	4,066,916
Public Storage	3,945	1,080,259
Realty Income Corp.	14,811	785,872
Welltower, Inc.	4,492	465,686
		11,974,820
Retail — 5.9%
AutoZone, Inc.†	534	1,479,148
Chipotle Mexican Grill, Inc.†	484	1,514,688
Darden Restaurants, Inc.	2,449	368,305
Dollar General Corp.	14,685	2,010,523
Dollar Tree, Inc.†	14,683	1,731,860
Home Depot, Inc.	32,108	10,752,006
Lowe's Cos., Inc.	21,477	4,752,645
Lululemon Athletica, Inc.†	2,812	877,316
O'Reilly Automotive, Inc.†	2,323	2,237,653
Ross Stores, Inc.	4,960	693,210
Target Corp.	28,344	4,426,199
TJX Cos., Inc.	58,477	6,028,979
Ulta Beauty, Inc.†	1,032	407,733
Walgreens Boots Alliance, Inc.	66,954	1,085,994
Yum! Brands, Inc.	5,415	744,183
		39,110,442
Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	28,597	4,772,839
Analog Devices, Inc.	11,136	2,611,281
Applied Materials, Inc.	18,826	4,049,096
Broadcom, Inc.	8,138	10,811,740
Intel Corp.	59,051	1,821,723
KLA Corp.	2,850	2,164,661
Lam Research Corp.	3,368	3,140,458
Micron Technology, Inc.	20,535	2,566,875
NVIDIA Corp.	38,367	42,062,893
QUALCOMM, Inc.	25,784	5,261,225
Texas Instruments, Inc.	25,935	5,057,584
		84,320,375
Software — 12.6%
Adobe, Inc.†	9,294	4,133,600
ANSYS, Inc.†	1,265	401,574
Autodesk, Inc.†	5,177	1,043,683
Cadence Design Systems, Inc.†	7,231	2,070,308
Electronic Arts, Inc.	3,340	443,819
Fair Isaac Corp.†	45	58,047

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fidelity National Information Services, Inc.	14,685	$ 1,114,298
Fiserv, Inc.†	18,265	2,735,366
Intuit, Inc.	8,123	4,682,422
Microsoft Corp.	114,759	47,639,904
MSCI, Inc.	977	483,791
Oracle Corp.	18,184	2,130,983
Paychex, Inc.	25,121	3,018,539
Roper Technologies, Inc.	2,708	1,442,714
Salesforce, Inc.	22,929	5,375,475
ServiceNow, Inc.†	6,053	3,976,397
Synopsys, Inc.†	3,869	2,169,735
Take-Two Interactive Software, Inc.†	1,478	237,012
		83,157,667
Telecommunications — 2.9%
Arista Networks, Inc.†	6,958	2,071,049
AT&T, Inc.	194,947	3,551,934
Cisco Systems, Inc.	176,121	8,189,627
Corning, Inc.	6,097	227,174
Motorola Solutions, Inc.	1,888	688,950
Verizon Communications, Inc.	106,551	4,384,574
		19,113,308
Transportation — 0.7%
CSX Corp.	72,774	2,456,122
Expeditors International of Washington, Inc.	5,145	622,031
Old Dominion Freight Line, Inc.	7,943	1,392,011
		4,470,164
Total Long-Term Investment Securities (cost $458,077,573)		640,694,910
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.20%, 07/30/2024(1)	$ 500,000	$ 495,829
5.24%, 06/13/2024(1)	50,000	49,927
5.24%, 08/01/2024(1)	1,000,000	991,387
Total Short-Term Investments (cost $1,536,781)		1,537,143
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 05/31/2024, to be repurchased 06/03/2024 in the amount of $18,765,499 and collateralized by $23,123,400 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2031 and having an approximate value of $19,138,353 (cost $18,762,997)	18,762,997	18,762,997
TOTAL INVESTMENTS (cost $478,377,351)(2)	99.9%	660,995,050
Other assets less liabilities	0.1	437,757
NET ASSETS	100.0%	$661,432,807
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
81	Long	S&P 500 E-Mini Index	June 2024	$20,629,193	$21,446,775	$817,582
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$640,694,910	$—	$—	$640,694,910
Short-Term Investments	—	1,537,143	—	1,537,143
Repurchase Agreements	—	18,762,997	—	18,762,997
Total Investments at Value	$640,694,910	$20,300,140	$—	$660,995,050
Other Financial Instruments:†
Futures Contracts	$817,582	$—	$—	$817,582
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$3,551,247	$145,948,530	$213,265,476	$2,924,502	$2,584,915,056	$671,501,659
Investment securities, at value (affiliated)*‡	689,754,779	—	—	290,723,592	—	—
Repurchase agreements (cost approximates value)	—	2,544,689	—	—	—	—
Cash	—	1,078	—	—	2,565,363	118,928
Foreign cash*	—	1	—	—	904	72
Cash collateral for futures contracts	—	—	—	—	566,000	—
Cash collateral for over the counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	40,827	—
Receivable for:
Fund shares sold	40,840	17,714	7,204	12,226	435,884	3,015
Dividends and interest	36,764	413,068	104,821	16,458	17,247,936	1,902,925
Investments sold	9,003,228	764,402	—	2,814,878	537,607	1,996,490
Securities lending income	—	316	—	—	—	4,998
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	19,543	7,250	6,515	12,250	87,580	16,689
Due from investment adviser for expense reimbursements/fee waivers	17,622	6,234	—	7,453	65,906	62,578
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over the counter swap contracts	—	—	—	—	—	—
Total assets	702,424,023	149,703,282	213,384,016	296,511,359	2,606,463,063	675,607,354
LIABILITIES:
Payable for:
Fund shares redeemed	829,137	1,690	19,830	19,524	18,913,134	434,534
Investments purchased	5,641,591	1,481,399	—	2,823,874	9,299,766	1,910,865
Investment advisory and management fees	58,741	62,341	98,865	24,846	908,391	408,681
Administrative service fee	—	8,305	11,972	—	146,311	37,888
Transfer agent fees and expenses	297	105	175	140	541	262
Directors’ fees and expenses	21,140	7,100	6,588	13,397	101,616	26,421
Other accrued expenses	70,869	106,450	83,918	67,797	189,588	108,042
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over the counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	403,353	—	—	—	5,258,044
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for over the counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Total liabilities	6,621,775	2,070,743	221,348	2,949,578	29,559,347	8,184,737
Commitments and contingent liabilities (Note 5)
Net assets	$695,802,248	$147,632,539	$213,162,668	$293,561,781	$2,576,903,716	$667,422,617
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$661,319	$130,309	$117,103	$266,853	$2,708,766	$558,853
Additional paid-in-capital	624,934,727	129,073,551	172,752,389	305,363,361	2,944,246,494	564,319,380
Total accumulated earnings (loss)	70,206,202	18,428,679	40,293,176	(12,068,433)	(370,051,544)	102,544,384
Net assets	$695,802,248	$147,632,539	$213,162,668	$293,561,781	$2,576,903,716	$667,422,617
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	66,131,858	13,030,888	11,710,285	26,685,329	270,876,596	55,885,328
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.52	$11.33	$18.20	$11.00	$9.51	$11.94
* Cost
Investment securities (unaffiliated)	$3,551,247	$134,694,270	$177,164,956	$2,924,502	$2,808,886,412	$589,347,680
Investment securities (affiliated)	$629,822,308	$—	$—	$294,124,059	$—	$—
Foreign cash	$—	$—	$—	$—	$906	$84
‡ Including securities on loan	$—	$2,967,983	$—	$—	$—	$10,755,065
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$27,062,308	$640,422,734	$345,611,865	$220,748,569	$121,535,300	$1,657,762,250
Investment securities, at value (affiliated)*‡	115,860,551	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	7,312,536	291,629
Cash	6	—	3,111,579	—	—	—
Foreign cash*	—	1,839,244	—	23,091	—	17,875
Cash collateral for futures contracts	—	169,000	—	349,299	—	—
Cash collateral for over the counter derivative contracts	—	—	—	201,010	—	—
Receivable for variation margin on futures contracts	244,429	—	—	—	—	2,132
Receivable for:
Fund shares sold	29,296	8,645	4,801	8,669	20,175	650
Dividends and interest	156,006	1,452,267	820,338	1,660,576	517,801	737,754
Investments sold	1,369,016	14,940,390	631,668	2,863,589	—	898,175
Securities lending income	—	—	1,207	2,726	—	211
Receipts on swap contracts	—	—	—	994	—	—
Prepaid expenses and other assets	2,920	14,677	9,294	12,280	6,115	31,976
Due from investment adviser for expense reimbursements/fee waivers	15,857	—	—	11,256	—	202,470
Unrealized appreciation on forward foreign currency contracts	—	—	—	40,056	—	—
Unrealized appreciation on over the counter swap contracts	—	—	—	573	—	—
Total assets	144,740,389	658,846,957	350,190,752	225,922,688	129,391,927	1,659,945,122
LIABILITIES:
Payable for:
Fund shares redeemed	21,744	96,571	107,012	412,961	17,670	559,742
Investments purchased	1,476,123	13,458,958	821,971	547,341	—	—
Investment advisory and management fees	30,275	433,664	194,547	93,804	54,673	956,600
Administrative service fee	1,478	37,700	17,502	12,495	7,282	94,732
Transfer agent fees and expenses	105	215	384	105	210	174
Directors’ fees and expenses	3,491	18,365	9,849	12,877	6,805	36,570
Other accrued expenses	72,102	318,216	110,639	182,589	77,283	109,600
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	119,206	—	38,632	—	—
Premiums received on over the counter swap contracts	—	—	—	12,313	—	—
Collateral upon return of securities loaned	—	—	2,207,045	2,881,139	—	719,100
Due to custodian	—	8,185	—	54,764	—	898,100
Due to custodian for foreign cash*	—	—	110,328	—	—	—
Payable for variation margin on futures contracts	—	18,899	—	12,140	—	—
Payable for over the counter derivative contracts	1,568,500	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	234,582	—	—
Total liabilities	3,173,818	14,509,979	3,579,277	4,495,742	163,923	3,374,618
Commitments and contingent liabilities (Note 5)
Net assets	$141,566,571	$644,336,978	$346,611,475	$221,426,946	$129,228,004	$1,656,570,504
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$143,062	$1,050,224	$541,367	$227,141	$142,514	$1,097,697
Additional paid-in-capital	145,385,058	691,820,862	437,982,024	214,206,494	155,826,408	1,097,819,228
Total accumulated earnings (loss)	(3,961,549)	(48,534,108)	(91,911,916)	6,993,311	(26,740,918)	557,653,579
Net assets	$141,566,571	$644,336,978	$346,611,475	$221,426,946	$129,228,004	$1,656,570,504
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,306,233	105,022,376	54,136,745	22,714,075	14,251,395	109,769,731
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.90	$6.14	$6.40	$9.75	$9.07	$15.09
* Cost
Investment securities (unaffiliated)	$28,827,774	$641,839,786	$345,059,353	$193,858,027	$136,271,770	$1,151,832,430
Investment securities (affiliated)	$113,431,268	$—	$—	$—	$—	$—
Foreign cash	$—	$1,844,874	$(109,432)	$23,032	$—	$18,340
‡ Including securities on loan	$—	$—	$9,461,784	$5,849,860	$—	$8,629,133
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$425,995,195	$395,905,387	$1,911,874,054	$62,776,602	$386,447,438	$429,565,108
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,307,145	2,158,180	42,242,871	—	—	1,286,423
Cash	195	10	2	907,604	2,547,998	1,028,096
Foreign cash*	166,653	30,476	18,778,927	298,474	859,880	808,720
Cash collateral for futures contracts	—	—	—	—	—	—
Cash collateral for over the counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	689,484	—	—	—
Receivable for:
Fund shares sold	287,626	40,908	195,615	1,559	123,380	228,409
Dividends and interest	6,388,182	1,703,084	13,655,041	604,669	990,078	1,925,173
Investments sold	9,831	6,258,000	7,216	—	—	1,994,372
Securities lending income	15,299	170	19,469	394	12,420	11,814
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	23,276	11,091	32,498	7,005	20,588	40,644
Due from investment adviser for expense reimbursements/fee waivers	34,023	9,889	—	—	63,788	10,423
Unrealized appreciation on forward foreign currency contracts	5,173	1,238,004	—	—	—	—
Unrealized appreciation on over the counter swap contracts	—	27,442	—	—	—	—
Total assets	437,232,598	407,382,641	1,987,495,177	64,596,307	391,065,570	436,899,182
LIABILITIES:
Payable for:
Fund shares redeemed	91,041	20,282	1,383,650	12,285	54,192	117,189
Investments purchased	4,301,647	15,342,844	—	—	—	1,951,491
Investment advisory and management fees	219,098	158,927	434,981	26,356	297,632	286,414
Administrative service fee	23,616	21,954	106,605	3,511	21,241	23,139
Transfer agent fees and expenses	177	262	523	141	262	297
Directors’ fees and expenses	24,616	14,370	44,667	7,577	22,282	42,925
Other accrued expenses	104,274	127,314	478,731	87,341	120,063	227,393
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	412,993	104,087
Premiums received on over the counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	19,657,225	—	58,439,628	—	13,725,798	23,934,067
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	39,541	—	—	—	—
Payable for over the counter derivative contracts	—	320,000	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	148,728	—	—	—	—
Total liabilities	24,421,694	16,194,222	60,888,785	137,211	14,654,463	26,687,002
Commitments and contingent liabilities (Note 5)
Net assets	$412,810,904	$391,188,419	$1,926,606,392	$64,459,096	$376,411,107	$410,212,180
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$602,496	$463,665	$2,286,619	$65,948	$330,505	$274,266
Additional paid-in-capital	451,152,787	515,135,736	1,454,664,090	92,347,679	304,734,034	405,706,931
Total accumulated earnings (loss)	(38,944,379)	(124,410,982)	469,655,683	(27,954,531)	71,346,568	4,230,983
Net assets	$412,810,904	$391,188,419	$1,926,606,392	$64,459,096	$376,411,107	$410,212,180
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	60,249,648	46,366,499	228,661,934	6,594,826	33,050,537	27,426,558
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.85	$8.44	$8.43	$9.77	$11.39	$14.96
* Cost
Investment securities (unaffiliated)	$435,481,278	$450,734,655	$1,492,764,544	$68,287,081	$298,428,574	$388,832,856
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$166,566	$31,925	$18,625,531	$300,526	$857,603	$803,281
‡ Including securities on loan	$27,131,154	$—	$94,390,731	$3,279,430	$36,922,427	$39,880,656
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$480,807,122	$465,563,884	$630,916,780	$2,986,133,645	$1,121,089,010	$687,181,896
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	6,406,267	—	—	4,462,658	—	410,157
Cash	—	154	78,916	5	3,868,755	19
Foreign cash*	5,862,301	550,305	104,253	—	2	48
Cash collateral for futures contracts	—	—	—	—	—	—
Cash collateral for over the counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	142,751	—	—	87,405	—	—
Receivable for:
Fund shares sold	4,074,155	382,929	7,846	39,962	8,907	2,206
Dividends and interest	2,976,647	3,574,279	581,224	2,301,694	389,459	911,098
Investments sold	—	1,476,052	—	13,817,745	67,617	2,673,327
Securities lending income	—	—	—	15,013	4,292	923
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	15,479	24,020	12,179	98,238	75,744	53,862
Due from investment adviser for expense reimbursements/fee waivers	20,836	27,628	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	230,809	—	—	—	—
Unrealized appreciation on over the counter swap contracts	—	—	—	—	—	—
Total assets	500,305,558	471,830,060	631,701,198	3,006,956,365	1,125,503,786	691,233,536
LIABILITIES:
Payable for:
Fund shares redeemed	481,247	93,985	81,413	1,230,224	182,235	268,445
Investments purchased	—	1,145,018	914,521	13,579,821	99,465	2,237,575
Investment advisory and management fees	208,353	278,975	341,459	674,277	609,381	408,655
Administrative service fee	27,753	26,286	35,533	168,481	64,116	38,545
Transfer agent fees and expenses	209	540	627	611	297	210
Directors’ fees and expenses	16,185	26,308	15,218	111,460	25,523	53,238
Other accrued expenses	123,954	136,023	94,261	186,154	96,903	119,557
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over the counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	3,231,946	5,628,483	2,765,600
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for over the counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	102,629	—	—	—	—
Total liabilities	857,701	1,809,764	1,483,032	19,182,974	6,706,403	5,891,825
Commitments and contingent liabilities (Note 5)
Net assets	$499,447,857	$470,020,296	$630,218,166	$2,987,773,391	$1,118,797,383	$685,341,711
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$197,795	$433,485	$319,752	$1,129,351	$599,316	$400,331
Additional paid-in-capital	392,370,138	406,849,339	329,057,132	1,801,780,449	992,300,577	555,861,390
Total accumulated earnings (loss)	106,879,924	62,737,472	300,841,282	1,184,863,591	125,897,490	129,079,990
Net assets	$499,447,857	$470,020,296	$630,218,166	$2,987,773,391	$1,118,797,383	$685,341,711
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	19,779,462	43,348,471	31,975,196	112,935,148	59,931,561	40,033,097
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.25	$10.84	$19.71	$26.46	$18.67	$17.12
* Cost
Investment securities (unaffiliated)	$385,133,766	$444,198,028	$458,973,905	$2,134,486,705	$954,358,347	$602,776,528
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$5,811,107	$556,138	$104,341	$—	$2	$49
‡ Including securities on loan	$—	$—	$—	$47,190,684	$24,526,935	$5,427,662
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024 — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$9,904,925	$937,566,894	$2,680,551,304	$531,527,529	$1,058,310,572	$217,153,223
Investment securities, at value (affiliated)*‡	1,016,313,540	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	27,186,598	3,337,953	—	40,243,641	—
Cash	—	1	9,832,150	4,348,595	68,566	—
Foreign cash*	—	—	2,196	—	—	—
Cash collateral for futures contracts	—	—	—	—	—	—
Cash collateral for over the counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	341,161	—
Receivable for:
Fund shares sold	1,446	399,901	263,070	620,568	12,753	162,694
Dividends and interest	57,563	607,452	1,378,893	217,848	711,669	187,447
Investments sold	13,018,873	—	479,084	239,849	—	102,617
Securities lending income	—	6,475	1,242	4,180	82,338	1,680
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	30,791	8,324	74,102	43,714	34,794	6,949
Due from investment adviser for expense reimbursements/fee waivers	25,999	64,575	113,558	13,147	43,980	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over the counter swap contracts	—	—	—	—	—	—
Total assets	1,039,353,137	965,840,220	2,696,033,552	537,015,430	1,099,849,474	217,614,610
LIABILITIES:
Payable for:
Fund shares redeemed	512,585	317,484	15,707	15,375	400,332	60,792
Investments purchased	12,705,945	—	1,691,378	503,493	250,490	35,603
Investment advisory and management fees	86,662	303,293	1,951,654	354,813	268,709	137,415
Administrative service fee	—	53,759	151,259	29,186	60,302	12,202
Transfer agent fees and expenses	218	384	708	279	739	262
Directors’ fees and expenses	33,913	8,351	71,575	29,113	37,647	7,463
Other accrued expenses	76,289	191,388	167,232	166,248	195,572	69,355
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over the counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	2,594,984	1,020,215	2,879,449	18,160,900	1,904,646
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	24,776	—	—	—	—
Payable for over the counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Total liabilities	13,415,612	3,494,419	5,069,728	3,977,956	19,374,691	2,227,738
Commitments and contingent liabilities (Note 5)
Net assets	$1,025,937,525	$962,345,801	$2,690,963,824	$533,037,474	$1,080,474,783	$215,386,872
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$753,137	$390,282	$946,006	$346,579	$713,158	$174,557
Additional paid-in-capital	973,857,277	277,448,200	2,206,349,442	623,237,981	866,169,303	168,742,642
Total accumulated earnings (loss)	51,327,111	684,507,319	483,668,376	(90,547,086)	213,592,322	46,469,673
Net assets	$1,025,937,525	$962,345,801	$2,690,963,824	$533,037,474	$1,080,474,783	$215,386,872
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	75,313,716	39,028,166	94,600,580	34,657,863	71,315,785	17,455,716
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.62	$24.66	$28.45	$15.38	$15.15	$12.34
* Cost
Investment securities (unaffiliated)	$9,904,925	$438,999,257	$1,820,479,141	$499,051,059	$881,970,505	$185,891,204
Investment securities (affiliated)	$959,427,529	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$2,184	$—	$—	$—
‡ Including securities on loan	$—	$2,503,527	$6,771,569	$18,476,349	$60,047,394	$5,184,816
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2024 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$365,319,381	$6,416,511,101	$583,135,478	$971,377,808	$452,504,313	$642,232,053
Investment securities, at value (affiliated)*‡	—	8,021,748	—	—	—	—
Repurchase agreements (cost approximates value)	10,174,638	—	—	—	—	18,762,997
Cash	33,044	—	958,123	—	30,867	1
Foreign cash*	—	—	—	—	—	—
Cash collateral for futures contracts	767,800	—	—	—	—	—
Cash collateral for over the counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	74,311	63,733	—	—	—	172,135
Receivable for:
Fund shares sold	654,604	20,101,258	6,551	10,307	3,362	91,957
Dividends and interest	377,315	7,571,592	583,926	484,797	670,136	785,579
Investments sold	21,857	—	15,774,678	7,201,404	2,533,019	—
Securities lending income	2,002	404	2,769	654	17,836	—
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	43,865	172,423	24,934	15,212	21,440	45,634
Due from investment adviser for expense reimbursements/fee waivers	2,412	406,641	108,718	143,207	115,700	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over the counter swap contracts	—	—	—	—	—	—
Total assets	377,471,229	6,452,848,900	600,595,177	979,233,389	455,896,673	662,090,356
LIABILITIES:
Payable for:
Fund shares redeemed	264,302	1,135,584	151,811	3,469,188	2,174,674	324,355
Investments purchased	133,551	—	13,892,083	—	—	—
Investment advisory and management fees	223,157	1,194,430	368,864	590,766	261,272	139,221
Administrative service fee	22,431	361,097	32,912	54,696	25,685	37,089
Transfer agent fees and expenses	—	732	245	279	244	175
Directors’ fees and expenses	27,252	202,045	26,367	18,238	22,470	47,972
Other accrued expenses	144,084	255,093	87,706	94,910	79,913	108,737
Line of credit	—	6,375,000	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over the counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	510,164	125,994	708,645	1,271,701	714,531	—
Due to custodian	—	17,005	—	578,005	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for over the counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Total liabilities	1,324,941	9,666,980	15,268,633	6,077,783	3,278,789	657,549
Commitments and contingent liabilities (Note 5)
Net assets	$376,146,288	$6,443,181,920	$585,326,544	$973,155,606	$452,617,884	$661,432,807
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$310,781	$1,214,220	$192,149	$566,446	$323,594	$337,598
Additional paid-in-capital	322,359,757	1,950,363,500	370,501,343	569,369,133	371,802,351	371,043,181
Total accumulated earnings (loss)	53,475,750	4,491,604,200	214,633,052	403,220,027	80,491,939	290,052,028
Net assets	$376,146,288	$6,443,181,920	$585,326,544	$973,155,606	$452,617,884	$661,432,807
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	31,078,116	121,421,970	19,214,924	56,644,631	32,359,397	33,759,841
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.10	$53.06	$30.46	$17.18	$13.99	$19.59
* Cost
Investment securities (unaffiliated)	$322,324,768	$2,069,886,586	$394,624,212	$643,136,458	$396,940,134	$459,614,354
Investment securities (affiliated)	$—	$3,779,440	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
‡ Including securities on loan	$12,573,060	$4,726,340	$5,721,069	$2,402,899	$4,109,110	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$334,239	$1,204,268	$672,212	$150,034	$4,420,152	$20,229,461
Dividends (affiliated)	12,067,647	—	—	7,847,594	—	—
Securities lending income	—	4,098	181	—	144,999	29,269
Interest (unaffiliated)	1	1,857,942	15	12	107,890,061	14,097
Total investment income*	12,401,887	3,066,308	672,408	7,997,640	112,455,212	20,272,827
EXPENSES:
Investment advisory and management fees	659,711	701,998	556,248	297,357	11,022,926	5,366,871
Administration service fee	—	93,582	67,398	—	1,778,281	501,615
Transfer agent fees and expenses	2,948	1,485	2,005	1,975	6,387	2,241
Custodian and accounting fees	11,983	49,543	20,721	11,983	147,371	94,476
Reports to shareholders	12,796	2,393	7,352	5,376	113,634	20,244
Audit and tax fees	41,758	55,503	55,891	41,758	55,892	42,025
Legal fees	31,059	16,490	12,823	24,457	108,069	30,626
Directors’ fees and expenses	59,713	12,803	4,715	27,933	255,362	84,214
Interest expense	—	—	—	—	—	21,571
License fee	33,084	802	2,510	15,869	3,629	22,433
Other expenses	45,206	51,011	47,297	35,268	108,241	81,297
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	898,258	985,610	776,960	461,976	13,599,792	6,267,613
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(197,913)	(70,200)	—	(89,207)	(70,117)	(828,371)
Fees paid indirectly (Note 2)	—	(1,439)	(828)	—	—	(3,617)
Net expenses	700,345	913,971	776,132	372,769	13,529,675	5,435,625
Net investment income (loss)	11,701,542	2,152,337	(103,724)	7,624,871	98,925,537	14,837,202
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	8,124,286	4,404,010	—	(96,034,298)	28,407,403
Investments (affiliated)	(10,712,318)	—	—	(2,846,137)	—	—
Futures contracts	—	20,446	—	—	(130,152)	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	98	—	—	—	(25,608)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	20,661,467	—	—	4,281,693	—	—
Net realized gain (loss) on investments and foreign currencies	9,949,149	8,144,830	4,404,010	1,435,556	(96,164,450)	28,381,795
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	12,896,342	21,946,171	—	62,812,545	101,209,856
Investments (affiliated)	95,431,637	—	—	20,289,495	—	—
Futures contracts	—	—	—	—	8,262	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	40	—	—	(1)	18,058
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	95,431,637	12,896,382	21,946,171	20,289,495	62,820,806	101,227,914
Net realized and unrealized gain (loss) on investments and foreign currencies	105,380,786	21,041,212	26,350,181	21,725,051	(33,343,644)	129,609,709
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,082,328	$23,193,549	$26,246,457	$29,349,922	$65,581,893	$144,446,911
* Net of foreign withholding taxes on interest and dividends of	$—	$7,316	$—	$—	$(2,778)	$276,178
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$293,414	$23,026,086	$8,192,307	$3,155,918	$—	$9,800,110
Dividends (affiliated)	2,278,565	—	—	—	—	—
Securities lending income	—	64,480	16,406	43,435	163	8,169
Interest (unaffiliated)	732,240	248,463	174,320	5,196,320	4,249,169	21,547
Total investment income*	3,304,219	23,339,029	8,383,033	8,395,673	4,249,332	9,829,826
EXPENSES:
Investment advisory and management fees	361,776	5,335,071	2,006,528	1,063,049	664,465	9,841,191
Administration service fee	17,891	465,606	179,160	141,711	88,568	965,449
Transfer agent fees and expenses	1,485	4,329	2,884	1,485	2,666	2,475
Custodian and accounting fees	23,407	506,529	54,502	103,008	16,892	48,289
Reports to shareholders	4,539	44,845	85,432	4,679	6,342	40,924
Audit and tax fees	42,819	55,135	42,945	57,953	49,369	42,953
Legal fees	14,673	46,677	21,982	24,474	16,622	35,797
Directors’ fees and expenses	13,660	65,500	22,698	19,508	11,301	124,133
Interest expense	58,868	57,736	5,119	3,716	—	14,634
License fee	3,933	2,748	3,285	19,950	802	37,155
Other expenses	39,741	75,407	61,100	73,176	49,040	98,649
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	582,792	6,659,583	2,485,635	1,512,709	906,067	11,251,649
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(68,619)	—	—	(127,566)	—	(2,316,588)
Fees paid indirectly (Note 2)	—	—	(1,536)	—	—	—
Net expenses	514,173	6,659,583	2,484,099	1,385,143	906,067	8,935,061
Net investment income (loss)	2,790,046	16,679,446	5,898,934	7,010,530	3,343,265	894,765
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(5,569,237)	39,269,865	(13,043,469)	3,928,515	(792,352)	95,574,828
Investments (affiliated)	(2,736,714)	—	—	—	—	—
Futures contracts	3,696,058	51,196	—	(2,395,949)	—	68,498
Forward contracts	—	(6,227)	—	(159,705)	—	—
Swap contracts	—	—	—	(14,588)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(816,654)	(103,502)	(18,072)	—	(1,347)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	3,226,355	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,383,538)	38,498,180	(13,146,971)	1,340,201	(792,352)	95,641,979
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	550,805	53,014,097	29,950,920	30,728,558	(2,089,468)	349,799,743
Investments (affiliated)	18,629,163	—	—	—	—	—
Futures contracts	612,035	(25,993)	—	(354,953)	—	(18,447)
Forward contracts	—	—	—	(167,097)	—	—
Swap contracts	—	—	—	573	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(11,447)	7,827	(5,122)	—	1,107
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	817,769	—	(11,462)	—	—
Net unrealized gain (loss) on investments and foreign currencies	19,792,003	53,794,426	29,958,747	30,190,497	(2,089,468)	349,782,403
Net realized and unrealized gain (loss) on investments and foreign currencies	18,408,465	92,292,606	16,811,776	31,530,698	(2,881,820)	445,424,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,198,511	$108,972,052	$22,710,710	$38,541,228	$461,445	$446,319,147
* Net of foreign withholding taxes on interest and dividends of	$—	$2,970,722	$329,599	$256,183	$—	$102,632
** Net of foreign withholding taxes on capital gains of	$—	$4,421,744	$—	$41,024	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$55,275,442	$—	$3,537,214	$9,263,186
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	125,919	800	177,299	5,688	134,890	276,016
Interest (unaffiliated)	25,923,125	16,105,864	1,476,809	2,537,933	284,905	366,741
Total investment income*	26,049,044	16,106,664	56,929,550	2,543,621	3,957,009	9,905,943
EXPENSES:
Investment advisory and management fees	2,420,834	2,018,893	5,299,590	325,579	3,665,477	3,793,395
Administration service fee	260,591	280,452	1,304,995	43,390	262,198	307,732
Transfer agent fees and expenses	1,123	2,242	7,425	1,584	2,403	2,488
Custodian and accounting fees	28,199	73,016	306,528	19,825	89,190	250,815
Reports to shareholders	21,633	32,574	82,535	3,718	12,204	93,567
Audit and tax fees	55,890	51,745	55,135	55,923	53,105	55,892
Legal fees	20,120	20,775	52,107	13,208	22,714	74,649
Directors’ fees and expenses	35,699	42,282	189,592	5,145	37,662	44,157
Interest expense	—	17,169	114,665	673	—	16,779
License fee	26,129	3,635	564,790	26,185	2,124	2,255
Other expenses	58,789	65,252	181,255	46,898	69,154	101,482
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,929,007	2,608,035	8,158,617	542,128	4,216,231	4,743,211
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(270,395)	(126,260)	—	—	(786,773)	(168,415)
Fees paid indirectly (Note 2)	—	—	—	—	—	(166)
Net expenses	2,658,612	2,481,775	8,158,617	542,128	3,429,458	4,574,630
Net investment income (loss)	23,390,432	13,624,889	48,770,933	2,001,493	527,551	5,331,313
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(6,373,248)	(19,661,728)	39,586,762	(4,169,083)	(10,643,053)	15,381,185
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	648,223	4,151,377	—	—	—
Forward contracts	(16,940)	(3,272,962)	—	—	—	—
Swap contracts	—	(159,800)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3,863	(70,774)	(237,134)	36,512	(62,358)	(181,741)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(6,386,325)	(22,517,041)	43,501,005	(4,132,571)	(10,705,411)	15,199,444
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	18,979,165	8,236,868	227,678,772	3,214,448	26,144,647	45,860,358
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	2,150,972	1,740,774	—	—	—
Forward contracts	(13,594)	1,370,725	—	—	—	—
Swap contracts	—	892,373	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,457	7,773	722,547	4,452	15,862	31,010
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	754,382	(1,179)
Net unrealized gain (loss) on investments and foreign currencies	18,968,028	12,658,711	230,142,093	3,218,900	26,914,891	45,890,189
Net realized and unrealized gain (loss) on investments and foreign currencies	12,581,703	(9,858,330)	273,643,098	(913,671)	16,209,480	61,089,633
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,972,135	$3,766,559	$322,414,031	$1,087,822	$16,737,031	$66,420,946
* Net of foreign withholding taxes on interest and dividends of	$—	$2,625	$5,169,437	$103	$482,393	$1,013,320
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$642,669	$691,214
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,444,989	$18,613,666	$6,744,200	$45,162,365	$6,378,252	$11,015,015
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	26	108,640	1,701	113,590	337,119	36,455
Interest (unaffiliated)	343,623	28,195	138,033	964,111	1,028,576	35,422
Total investment income*	12,788,638	18,750,501	6,883,934	46,240,066	7,743,947	11,086,892
EXPENSES:
Investment advisory and management fees	2,138,843	3,445,736	4,357,548	7,903,903	5,899,306	4,442,995
Administration service fee	285,125	325,571	453,848	1,979,035	613,843	417,752
Transfer agent fees and expenses	2,970	3,960	3,177	7,253	2,797	2,500
Custodian and accounting fees	75,973	93,667	27,017	115,974	30,505	34,520
Reports to shareholders	25,015	36,919	44,698	116,706	61,873	41,380
Audit and tax fees	44,055	53,105	42,022	44,050	42,023	55,892
Legal fees	22,910	48,748	23,507	64,842	26,642	22,387
Directors’ fees and expenses	38,036	46,309	65,077	276,303	78,750	58,183
Interest expense	4,606	6,077	26,898	82,689	—	2,839
License fee	2,091	2,396	19,576	33,850	23,705	17,220
Other expenses	68,517	88,405	58,223	142,471	71,293	69,935
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,708,141	4,150,893	5,121,591	10,767,076	6,850,737	5,165,603
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(147,363)	(341,925)	—	—	—	—
Fees paid indirectly (Note 2)	—	—	—	—	(57,861)	(5,658)
Net expenses	2,560,778	3,808,968	5,121,591	10,767,076	6,792,876	5,159,945
Net investment income (loss)	10,227,860	14,941,533	1,762,343	35,472,990	951,071	5,926,947
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	2,512,677	43,792,877	131,027,544	305,052,980	44,996,619	60,330,973
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	3,613,124	—	—	7,177,083	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	72,857	(143,027)	7,943	—	3,279	36
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	6,198,658	43,649,850	131,035,487	312,230,063	44,999,898	60,331,009
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	53,342,460	41,472,330	9,773,562	323,341,845	161,082,193	69,298,328
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	292,513	—	—	3,575,555	—	—
Forward contracts	—	128,180	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	437,363	(3,596)	(3,154)	—	—	1
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	49,383	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	54,072,336	41,646,297	9,770,408	326,917,400	161,082,193	69,298,329
Net realized and unrealized gain (loss) on investments and foreign currencies	60,270,994	85,296,147	140,805,895	639,147,463	206,082,091	129,629,338
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,498,854	$100,237,680	$142,568,238	$674,620,453	$207,033,162	$135,556,285
* Net of foreign withholding taxes on interest and dividends of	$1,358,543	$2,212,046	$114,936	$—	$98,100	$34,707
** Net of foreign withholding taxes on capital gains of	$—	$18,648	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024 — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$508,156	$7,638,828	$10,033,629	$2,532,529	$12,533,485	$4,262,051
Dividends (affiliated)	22,447,664	—	—	—	—	—
Securities lending income	—	295,623	51,801	81,830	1,057,335	37,923
Interest (unaffiliated)	13	319,201	151,170	114,144	932,308	72
Total investment income*	22,955,833	8,253,652	10,236,600	2,728,503	14,523,128	4,300,046
EXPENSES:
Investment advisory and management fees	1,000,692	3,286,610	20,645,938	4,427,826	2,926,374	1,545,529
Administration service fee	—	580,795	1,599,492	364,825	646,992	137,362
Transfer agent fees and expenses	2,288	5,233	6,512	3,919	7,265	2,241
Custodian and accounting fees	11,983	23,562	133,015	43,886	69,290	14,121
Reports to shareholders	18,700	24,905	127,028	20,966	32,154	4,849
Audit and tax fees	41,758	44,054	42,022	55,892	44,052	42,022
Legal fees	40,517	27,136	68,604	20,769	28,566	16,261
Directors’ fees and expenses	92,006	74,322	216,261	50,367	87,515	18,861
Interest expense	—	5,960	11,054	1,331	19,340	—
License fee	50,557	278,509	802	15,949	241,948	6,287
Other expenses	53,450	63,394	143,698	45,283	105,328	45,411
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,311,951	4,414,480	22,994,426	5,051,013	4,208,824	1,832,944
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(300,208)	(617,351)	(1,048,212)	(164,168)	(485,275)	—
Fees paid indirectly (Note 2)	—	—	(59,285)	(28,618)	—	(2,215)
Net expenses	1,011,743	3,797,129	21,886,929	4,858,227	3,723,549	1,830,729
Net investment income (loss)	21,944,090	4,456,523	(11,650,329)	(2,129,724)	10,799,579	2,469,317
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	178,463,228	149,165,409	(37,731,512)	24,542,672	16,303,147
Investments (affiliated)	(24,106,928)	—	—	—	—	—
Futures contracts	—	5,251,267	—	—	10,652,621	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(22,095)	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	22,686,672	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,420,256)	183,714,495	149,143,314	(37,731,512)	35,195,293	16,303,147
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	45,238,011	616,076,047	126,045,811	125,967,182	29,001,715
Investments (affiliated)	118,199,484	—	—	—	—	—
Futures contracts	—	(1,193,175)	—	—	2,986,347	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(276)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	118,199,484	44,044,836	616,075,771	126,045,811	128,953,529	29,001,715
Net realized and unrealized gain (loss) on investments and foreign currencies	116,779,228	227,759,331	765,219,085	88,314,299	164,148,822	45,304,862
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,723,318	$232,215,854	$753,568,756	$86,184,575	$174,948,401	$47,774,179
* Net of foreign withholding taxes on interest and dividends of	$—	$15,913	$391,157	$—	$21,010	$6,353
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2024 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,138,158	$86,367,012	$8,181,341	$6,539,762	$9,651,671	$10,543,984
Dividends (affiliated)	—	150,463	—	—	—	—
Securities lending income	97,140	27,362	211,060	159,257	31,517	157
Interest (unaffiliated)	202,409	4,149,640	25,493	49,197	46,310	597,250
Total investment income*	7,437,707	90,694,477	8,417,894	6,748,216	9,729,498	11,141,391
EXPENSES:
Investment advisory and management fees	2,784,196	13,369,125	4,214,909	6,458,369	2,937,188	1,781,928
Administration service fee	280,508	3,941,144	376,015	597,130	288,392	475,116
Transfer agent fees and expenses	3,957	10,476	3,090	4,184	3,466	2,445
Custodian and accounting fees	95,999	149,793	24,808	53,882	20,866	21,092
Reports to shareholders	35,826	195,363	27,066	54,389	19,208	39,934
Audit and tax fees	57,285	44,052	44,055	57,816	42,025	55,892
Legal fees	19,725	117,486	24,973	35,150	21,220	24,052
Directors’ fees and expenses	37,800	541,702	51,094	80,725	38,912	66,378
Interest expense	9,169	70,191	1,393	—	1,912	36,835
License fee	10,761	62,773	17,156	802	12,151	776
Other expenses	63,498	177,819	59,076	66,890	49,750	66,067
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,398,724	18,679,924	4,843,635	7,409,337	3,435,090	2,570,515
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(79,325)	(3,540,993)	(1,241,076)	(1,547,630)	(1,297,933)	—
Fees paid indirectly (Note 2)	(57,487)	—	—	—	—	—
Net expenses	3,261,912	15,138,931	3,602,559	5,861,707	2,137,157	2,570,515
Net investment income (loss)	4,175,795	75,555,546	4,815,335	886,509	7,592,341	8,570,876
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	20,370,363	72,472,756	22,019,843	84,742,897	24,773,067	96,417,536
Investments (affiliated)	—	168,272	—	—	—	—
Futures contracts	2,350,835	41,798,901	—	—	—	7,732,133
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	22,721,198	114,439,929	22,019,843	84,742,897	24,773,067	104,149,669
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	67,006,497	1,258,929,341	110,569,042	192,189,076	57,511,062	69,094,563
Investments (affiliated)	—	2,523,224	—	—	—	—
Futures contracts	99,756	(11,210,892)	—	—	—	(1,174,793)
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	67,106,253	1,250,241,673	110,569,042	192,189,076	57,511,062	67,919,770
Net realized and unrealized gain (loss) on investments and foreign currencies	89,827,451	1,364,681,602	132,588,885	276,931,973	82,284,129	172,069,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,003,246	$1,440,237,148	$137,404,220	$277,818,482	$89,876,470	$180,640,315
* Net of foreign withholding taxes on interest and dividends of	$33,017	$24,981	$4,984	$388	$—	$2,709
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Growth Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Growth Lifestyle Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,701,542	$10,909,114	$2,152,337	$1,884,718	$(103,724)	$71,001	$7,624,871	$6,246,206
Net realized gain (loss) on investments and foreign currencies	9,949,149	(2,075,377)	8,144,830	(2,536,348)	4,404,010	17,698,549	1,435,556	(14,135,865)
Net unrealized gain (loss) on investments and foreign currencies	95,431,637	(11,850,701)	12,896,382	1,935,297	21,946,171	(19,098,442)	20,289,495	3,267,309
Net increase (decrease) in net assets resulting from operations	117,082,328	(3,016,964)	23,193,549	1,283,667	26,246,457	(1,328,892)	29,349,922	(4,622,350)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(14,374,215)	(75,742,000)	(2,200,405)	(8,234,146)	(13,718,380)	(16,087,035)	(7,056,285)	(27,424,024)
CAPITAL SHARE TRANSACTIONS (Note 7)	(37,053,011)	49,847,506	(7,883,954)	266,682	139,123,790	(54,397,066)	(32,245,412)	4,863,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	65,655,102	(28,911,458)	13,109,190	(6,683,797)	151,651,867	(71,812,993)	(9,951,775)	(27,183,343)
NET ASSETS:
Beginning of period	630,147,146	659,058,604	134,523,349	141,207,146	61,510,801	133,323,794	303,513,556	330,696,899
End of period	$695,802,248	$630,147,146	$147,632,539	$134,523,349	$213,162,668	$61,510,801	$293,561,781	$303,513,556
	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$98,925,537	$89,723,083	$14,837,202	$23,714,855	$2,790,046	$2,298,737	$16,679,446	$21,738,920
Net realized gain (loss) on investments and foreign currencies	(96,164,450)	(74,744,268)	28,381,795	7,782,601	(1,383,538)	4,534,884	38,498,180	(70,672,000)
Net unrealized gain (loss) on investments and foreign currencies	62,820,806	(78,389,203)	101,227,914	(68,209,806)	19,792,003	(10,587,276)	53,794,426	(28,853,883)
Net increase (decrease) in net assets resulting from operations	65,581,893	(63,410,388)	144,446,911	(36,712,350)	21,198,511	(3,753,655)	108,972,052	(77,786,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(95,661,726)	(75,689,017)	(41,453,139)	(209,162,063)	(8,944,739)	(12,154,405)	(15,305,018)	(103,444,788)
CAPITAL SHARE TRANSACTIONS (Note 7)	(201,777,283)	126,181,857	(485,408,680)	38,915,531	(17,780,676)	(6,369,042)	(96,542,349)	194,252,138
TOTAL INCREASE (DECREASE) IN NET ASSETS	(231,857,116)	(12,917,548)	(382,414,908)	(206,958,882)	(5,526,904)	(22,277,102)	(2,875,315)	13,020,387
NET ASSETS:
Beginning of period	2,808,760,832	2,821,678,380	1,049,837,525	1,256,796,407	147,093,475	169,370,577	647,212,293	634,191,906
End of period	$2,576,903,716	$2,808,760,832	$667,422,617	$1,049,837,525	$141,566,571	$147,093,475	$644,336,978	$647,212,293
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,898,934	$9,503,954	$7,010,530	$5,957,528	$3,343,265	$4,172,198	$894,765	$1,445,360
Net realized gain (loss) on investments and foreign currencies	(13,146,971)	(79,069,301)	1,340,201	(18,166,537)	(792,352)	(9,312,449)	95,641,979	18,143,572
Net unrealized gain (loss) on investments and foreign currencies	29,958,747	(14,579,917)	30,190,497	6,738,036	(2,089,468)	(3,247,068)	349,782,403	41,643,004
Net increase (decrease) in net assets resulting from operations	22,710,710	(84,145,264)	38,541,228	(5,470,973)	461,445	(8,387,319)	446,319,147	61,231,936
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(7,143,934)	(15,786,923)	—	(19,442,419)	(4,723,224)	(4,056,411)	(1,517,258)	(249,024,225)
CAPITAL SHARE TRANSACTIONS (Note 7)	53,636,644	(167,791,796)	(24,309,333)	(3,068,037)	(16,665,901)	2,711,251	195,486,114	198,244,839
TOTAL INCREASE (DECREASE) IN NET ASSETS	69,203,420	(267,723,983)	14,231,895	(27,981,429)	(20,927,680)	(9,732,479)	640,288,003	10,452,550
NET ASSETS:
Beginning of period	277,408,055	545,132,038	207,195,051	235,176,480	150,155,684	159,888,163	1,016,282,501	1,005,829,951
End of period	$346,611,475	$277,408,055	$221,426,946	$207,195,051	$129,228,004	$150,155,684	$1,656,570,504	$1,016,282,501
	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,390,432	$22,961,978	$13,624,889	$32,539,521	$48,770,933	$47,169,607	$2,001,493	$2,049,979
Net realized gain (loss) on investments and foreign currencies	(6,386,325)	(29,868,263)	(22,517,041)	(30,254,172)	43,501,005	(12,581,648)	(4,132,571)	(17,793,294)
Net unrealized gain (loss) on investments and foreign currencies	18,968,028	6,613,584	12,658,711	(23,307,672)	230,142,093	43,279,858	3,218,900	6,952,036
Net increase (decrease) in net assets resulting from operations	35,972,135	(292,701)	3,766,559	(21,022,323)	322,414,031	77,867,817	1,087,822	(8,791,279)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(23,745,472)	(26,953,398)	(47,722,963)	(72,979,464)	(44,308,254)	(46,010,531)	—	(2,455,559)
CAPITAL SHARE TRANSACTIONS (Note 7)	14,509,673	(101,903,577)	(48,002,709)	(291,857,597)	(329,424,021)	382,765,683	(6,094,685)	(59,821,202)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,736,336	(129,149,676)	(91,959,113)	(385,859,384)	(51,318,244)	414,622,969	(5,006,863)	(71,068,040)
NET ASSETS:
Beginning of period	386,074,568	515,224,244	483,147,532	869,006,916	1,977,924,636	1,563,301,667	69,465,959	140,533,999
End of period	$412,810,904	$386,074,568	$391,188,419	$483,147,532	$1,926,606,392	$1,977,924,636	$64,459,096	$69,465,959
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$527,551	$753,181	$5,331,313	$5,986,894	$10,227,860	$8,141,246	$14,941,533	$11,242,950
Net realized gain (loss) on investments and foreign currencies	(10,705,411)	(6,210,079)	15,199,444	(43,623,030)	6,198,658	(151,906)	43,649,850	2,638,742
Net unrealized gain (loss) on investments and foreign currencies	26,914,891	39,859,583	45,890,189	(2,696,948)	54,072,336	4,669,690	41,646,297	(26,061,298)
Net increase (decrease) in net assets resulting from operations	16,737,031	34,402,685	66,420,946	(40,333,084)	70,498,854	12,659,030	100,237,680	(12,179,606)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(62,410,179)	(4,274,825)	(56,127,738)	(8,091,651)	(12,977,055)	(8,235,367)	(40,927,879)
CAPITAL SHARE TRANSACTIONS (Note 7)	(55,990,791)	18,104,672	(118,273,439)	55,631,139	36,390,486	83,368,966	(96,351,149)	(81,762,536)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,253,760)	(9,902,822)	(56,127,318)	(40,829,683)	98,797,689	83,050,941	(4,348,836)	(134,870,021)
NET ASSETS:
Beginning of period	415,664,867	425,567,689	466,339,498	507,169,181	400,650,168	317,599,227	474,369,132	609,239,153
End of period	$376,411,107	$415,664,867	$410,212,180	$466,339,498	$499,447,857	$400,650,168	$470,020,296	$474,369,132
	Large Capital Growth Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,762,343	$2,409,551	$35,472,990	$43,155,596	$951,071	$397,665	$5,926,947	$7,414,561
Net realized gain (loss) on investments and foreign currencies	131,035,487	36,347,458	312,230,063	124,321,386	44,999,898	(53,365,726)	60,331,009	65,714,521
Net unrealized gain (loss) on investments and foreign currencies	9,770,408	(18,166,166)	326,917,400	(273,407,335)	161,082,193	72,823,095	69,298,329	(110,197,104)
Net increase (decrease) in net assets resulting from operations	142,568,238	20,590,843	674,620,453	(105,930,353)	207,033,162	19,855,034	135,556,285	(37,068,022)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(42,379,434)	(68,360,432)	(159,151,537)	(400,761,633)	(158,955)	(134,118,979)	(84,125,102)	(148,594,972)
CAPITAL SHARE TRANSACTIONS (Note 7)	(184,420,034)	51,671,677	(422,785,463)	184,282,353	141,429,700	147,397,909	14,206,481	(65,763,540)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,231,230)	3,902,088	92,683,453	(322,409,633)	348,303,907	33,133,964	65,637,664	(251,426,534)
NET ASSETS:
Beginning of period	714,449,396	710,547,308	2,895,089,938	3,217,499,571	770,493,476	737,359,512	619,704,047	871,130,581
End of period	$630,218,166	$714,449,396	$2,987,773,391	$2,895,089,938	$1,118,797,383	$770,493,476	$685,341,711	$619,704,047
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Moderate Growth Lifestyle Fund		Nasdaq-100 Index Fund		Science & Technology Fund		Small Cap Growth Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,944,090	$18,921,682	$4,456,523	$3,153,085	$(11,650,329)	$(6,640,644)	$(2,129,724)	$(1,841,845)
Net realized gain (loss) on investments and foreign currencies	(1,420,256)	(13,250,440)	183,714,495	36,570,551	149,143,314	(374,346,482)	(37,731,512)	(70,129,195)
Net unrealized gain (loss) on investments and foreign currencies	118,199,484	(13,533,776)	44,044,836	43,537,242	616,075,771	602,067,755	126,045,811	62,611,397
Net increase (decrease) in net assets resulting from operations	138,723,318	(7,862,534)	232,215,854	83,260,878	753,568,756	221,080,629	86,184,575	(9,359,643)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(22,957,106)	(115,179,379)	(40,346,335)	(86,546,802)	—	(347,129,083)	—	(42,421,756)
CAPITAL SHARE TRANSACTIONS (Note 7)	(76,872,175)	64,847,455	(184,075)	30,145,656	(228,735,737)	183,312,596	(94,063,507)	92,820,101
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,894,037	(58,194,458)	191,685,444	26,859,732	524,833,019	57,264,142	(7,878,932)	41,038,702
NET ASSETS:
Beginning of period	987,043,488	1,045,237,946	770,660,357	743,800,625	2,166,130,805	2,108,866,663	540,916,406	499,877,704
End of period	$1,025,937,525	$987,043,488	$962,345,801	$770,660,357	$2,690,963,824	$2,166,130,805	$533,037,474	$540,916,406
	Small Cap Index Fund		Small Cap Special Values Fund		Small Cap Value Fund		Stock Index Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,799,579	$12,609,591	$2,469,317	$3,119,398	$4,175,795	$6,843,148	$75,555,546	$71,756,100
Net realized gain (loss) on investments and foreign currencies	35,195,293	6,138,564	16,303,147	5,915,791	22,721,198	5,598,031	114,439,929	347,636,225
Net unrealized gain (loss) on investments and foreign currencies	128,953,529	(68,119,675)	29,001,715	(25,990,367)	67,106,253	(59,850,410)	1,250,241,673	(304,264,272)
Net increase (decrease) in net assets resulting from operations	174,948,401	(49,371,520)	47,774,179	(16,955,178)	94,003,246	(47,409,231)	1,440,237,148	115,128,053
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(12,701,686)	(214,289,357)	(9,440,906)	(28,172,125)	(16,746,692)	(77,358,655)	(431,109,681)	(432,486,189)
CAPITAL SHARE TRANSACTIONS (Note 7)	25,225,903	230,430,804	(11,693,140)	(2,138,939)	(134,586,122)	34,261,120	73,326,213	134,500,416
TOTAL INCREASE (DECREASE) IN NET ASSETS	187,472,618	(33,230,073)	26,640,133	(47,266,242)	(57,329,568)	(90,506,766)	1,082,453,680	(182,857,720)
NET ASSETS:
Beginning of period	893,002,165	926,232,238	188,746,739	236,012,981	433,475,856	523,982,622	5,360,728,240	5,543,585,960
End of period	$1,080,474,783	$893,002,165	$215,386,872	$188,746,739	$376,146,288	$433,475,856	$6,443,181,920	$5,360,728,240
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,815,335	$5,957,818	$886,509	$(1,118,622)	$7,592,341	$8,109,231	$8,570,876	$9,892,255
Net realized gain (loss) on investments and foreign currencies	22,019,843	8,224,765	84,742,897	114,642,004	24,773,067	(6,355,035)	104,149,669	49,183,496
Net unrealized gain (loss) on investments and foreign currencies	110,569,042	(13,313,134)	192,189,076	(73,108,158)	57,511,062	(19,676,512)	67,919,770	(54,091,876)
Net increase (decrease) in net assets resulting from operations	137,404,220	869,449	277,818,482	40,415,224	89,876,470	(17,922,316)	180,640,315	4,983,875
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(11,328,023)	(28,886,853)	(111,024,774)	(123,418,462)	(7,983,557)	(32,841,343)	(64,793,249)	(131,983,068)
CAPITAL SHARE TRANSACTIONS (Note 7)	(71,881,104)	(36,981,119)	33,086,537	144,619,748	(31,030,009)	(34,302,774)	(139,752,924)	78,833,255
TOTAL INCREASE (DECREASE) IN NET ASSETS	54,195,093	(64,998,523)	199,880,245	61,616,510	50,862,904	(85,066,433)	(23,905,858)	(48,165,938)
NET ASSETS:
Beginning of period	531,131,451	596,129,974	773,275,361	711,658,851	401,754,980	486,821,413	685,338,665	733,504,603
End of period	$585,326,544	$531,131,451	$973,155,606	$773,275,361	$452,617,884	$401,754,980	$661,432,807	$685,338,665
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    VALIC Company I (the “Series”), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Series is currently comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”).  The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Funds of the Series. For purposes of the Investment Advisers Act and the Investment Company Act,  American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of VALIC, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities.
    Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-ponsored retirement plans and individual retirement accounts and certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    The Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
    Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund, which are non-diversified as defined by the 1940 Act.
    Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2024, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

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NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Funds invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the

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NOTES TO FINANCIAL STATEMENTS — (continued)

transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
    Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
    When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the

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NOTES TO FINANCIAL STATEMENTS — (continued)

ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
    In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered,excluding any foreign exchange gain (loss) and interest income amounted to $112,250 for the International Equities Fund and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The effective date for the amendments is for fiscal years beginning after
December 15, 2023 and interim periods within those fiscal years. Management expects that the adoption of the guidance will not have a material impact on the financial statements.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation

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NOTES TO FINANCIAL STATEMENTS — (continued)

or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps,

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of May 31, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2024. For a detailed presentation of derivatives held as of May 31, 2024, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written Contracts(6)	Foreign Forward Exchange Contracts(7)
Fund	Inflation Contracts
Inflation Protected	$—	$27,442	$—	$—	$—	$—	$—	$—
	Interest Rate Contracts
Core Bond	10,077	—	—	—	1,815	—	—	—
Global Strategy	11,951	—	—	—	—	—	—	—
Inflation Protected	856,013	—	—	—	123,699	—	—	—
	Equity Contracts
Dynamic Allocation	421,280	—	1,052,763	—	—	—	—	—
Emerging Economies	—	—	—	—	158,382	—	—	—
Global Strategy	—	—	—	—	24,250	—	—	—
Growth	5,456	—	—	—	—	—	—	—
International Equities Index	1,046,388	—	—	—	—	—	—	—
International Socially Responsible	368,217	—	—	—	—	—	—	—
Mid Cap Index	—	—	—	—	2,582	—	—	—
Nasdaq-100 Index	—	—	—	—	365,454	—	—	—
Small Cap Index	1,455,782	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	476	—	—	—
Stock Index	66,761	—	—	—	—	—	—	—
U.S. Socially Responsible	817,582	—	—	—	—	—	—	—
	Credit Contracts
Global Strategy	—	573	—	—	—	—	—	—
	Foreign Exchange Contracts
Global Strategy	—	—	—	40,056	—	—	—	234,582
High Yield Bond	—	—	—	5,173	—	—	—	—
Inflation Protected	—	—	—	1,238,004	—	—	—	148,728
International Value	—	—	—	230,809	—	—	—	102,629

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on these derivatives is separately disclosed on the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Inflation Contracts
Inflation Protected	$—	$(159,800)	$—	$—	$—
	Interest Rate Contracts
Core Bond	(130,152)	—	—	—	—
Global Strategy	(2,536,821)	—	—	—	—
Inflation Protected	648,223	—	—	—	—
	Equity Contracts
Asset Allocation	20,446	—	—	—	—
Dynamic Allocation	3,696,058	—	—	(3,875,431)	—
Emerging Economies	51,196	—	—	—	—
Global Strategy	140,872	—	—	—	—
Growth	68,498	—	—	—	—
International Equities Index	4,151,377	—	—	—	—
International Socially Responsible	3,613,124	—	—	—	—
Mid Cap Index	7,177,083	—	—	—	—
Nasdaq-100 Index	5,251,267	—	—	—	—
Small Cap Index	10,652,621	—	—	—	—
Small Cap Value	2,350,835	—	—	—	—
Stock Index	41,798,901	—	—	—	—
U.S. Socially Responsible	7,732,133	—	—	—	—
	Credit Contracts
Global Strategy	—	(14,588)	—	—	—
	Foreign Forward Exchange Contracts
Emerging Economies	—	—	—	—	(6,227)
Global Strategy	—	—	—	—	(159,705)
High Yield Bond	—	—	—	—	(16,940)
Inflation Protected	—	—	—	—	(3,272,962)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Inflation Contracts
Inflation Protected	$—	$892,373	$—	$—	$—
	Interest Rate Contracts
Core Bond	8,262	—	—	—	—
Global Strategy	(405,501)	—	—	—	—
Inflation Protected	2,150,972	—	—	—	—
	Equity Contracts
Dynamic Allocation	612,035	—	—	104,752	—
Emerging Economies	(25,993)	—	—	—	—
Global Strategy	50,548	—	—	—	—
Growth	(18,447)	—	—	—	—
International Equities Index	1,740,774	—	—	—	—
International Socially Responsible	292,513	—	—	—	—
Mid Cap Index	3,575,555	—	—	—	—
Nasdaq-100 Index	(1,193,175)	—	—	—	—
Small Cap Index	2,986,347	—	—	—	—
Small Cap Value	99,756	—	—	—	—
Stock Index	(11,210,892)	—	—	—	—
U.S. Socially Responsible	(1,174,793)	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Credit Contracts
Global Strategy	$—	$573	$—	$—	$—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(167,097)
High Yield Bond	—	—	—	—	(13,594)
Inflation Protected	—	—	—	—	1,370,725
International Value	—	—	—	—	128,180

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the year ended May 31, 2024.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Put Options Contracts(2)	Inflation Swaps Contracts(1)	Credit Default Swap Contracts(1)
Asset Allocation	$209,532	$—	$—	$—	$—
Core Bond	4,048,513	—	—	—	—
Dynamic Allocation	23,433,063	—	914,583	—	—
Emerging Economies	2,157,345	41,013	—	—	—
Global Strategy	26,734,567	19,399,554	—	—	1,404,167
Growth	238,327	—	—	—	—
High Yield Bond	—	10,021,261	—	—	—
Inflation Protected	177,257,637	156,877,201	—	46,042,500	—
International Equities Index	87,902,078	—	—	—	—
International Socially Responsible	25,133,913	—	—	—	—
International Value	—	4,259,841	—	—	—
Mid Cap Index	45,957,662	—	—	—	—
Nasdaq-100 Index	17,293,933	—	—	—	—
Small Cap Index	43,252,589	—	—	—	—
Small Cap Value	9,751,078	—	—	—	—
Stock Index	196,515,858	—	—	—	—
U.S. Socially Responsible	25,378,078	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Fund’s objectives for using derivative instruments for the year ended May 31, 2024:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Core Bond	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	3	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	6	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
International Value	-	3	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.
    The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of May 31, 2024. The repurchase agreements held by the Funds as of May 31, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A	$—	$—	$30,389	$30,389	$—	$—	$—	$—	$30,389	$—	$30,389
Citibank, N.A.	—	—	338,141	338,141	—	—	—	—	338,141	(338,141)	—
Goldman Sachs International	—	—	212,722	212,722	—	—	—	—	212,722	(212,722)	—
UBS AG	—	—	471,511	471,511	—	—	—	—	471,511	(471,511)	—
Total	$—	$—	$1,052,763	$1,052,763	$—	$—	$—	$—	$1,052,763	$(1,022,374)	$30,389

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$26,601	$—	$—	$26,601	$48,245	$—	$—	$48,245	$(21,644)	$21,644	$—
HSBC Bank PLC	7,287	—	—	7,287	81,449	—	—	81,449	(74,162)	—	(74,162)
JPMorgan Chase Bank, N.A.	6,168	573	—	6,741	104,888	—	—	104,888	(98,147)	98,147	—
Total	$40,056	$573	$—	$40,629	$234,582	$—	$—	$234,582	$(193,953)	$119,791	$(74,162)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of Montreal	$31	$—	$—	$31	$—	$—	$—	$—	$31	$—	$31
Deutsche Bank AG	3,113	—	—	3,113	—	—	—	—	3,113	—	3,113
Natwest Markets PLC	2,029	—	—	2,029	—	—	—	—	2,029	—	2,029
Total	$5,173	$—	$—	$5,173	$—	$—	$—	$—	$5,173	$—	$5,173

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$27,442	$—	$27,442	$—	$—	$—	$—	$27,442	$—	$27,442
Barclays Bank PLC	—	—	—	—	22,402	—	—	22,402	(22,402)	—	(22,402)
Citibank, N.A.	203,242	—	—	203,242	—	—	—	—	203,242	—	203,242
Deutsche Bank AG	463,510	—	—	463,510	—	—	—	—	463,510	—	463,510
Goldman Sachs International	404,747	—	—	404,747	—	—	—	—	404,747	(320,000)	84,747
Morgan Stanley & Co. International PLC	—	—	—	—	82,859	—	—	82,859	(82,859)	—	(82,859)
Royal Bank of Canada	6,240	—	—	6,240	—	—	—	—	6,240	—	6,240
Standard Chartered Bank	154,705	—	—	154,705	—	—	—	—	154,705	—	154,705
State Street Bank & Trust Company	—	—	—	—	681	—	—	681	(681)	—	(681)
UBS AG	5,560	—	—	5,560	42,786	—	—	42,786	(37,226)	—	(37,226)
Total	$1,238,004	$27,442	$—	$1,265,446	$148,728	$—	$—	$148,728	$1,116,718	$(320,000)	$796,718

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$5,439	$—	$—	$5,439	$5,484	$—	$—	$5,484	$(45)	$—	$(45)
Goldman Sachs International	32,605	—	—	32,605	—	—	—	—	32,605	—	32,605
HSBC Bank PLC	120,660	—	—	120,660	3,087	—	—	3,087	117,573	—	117,573
Morgan Stanley & Co. International PLC	—	—	—	—	6,624	—	—	6,624	(6,624)	—	(6,624)
State Street Bank & Trust Company	66,811	—	—	66,811	85,844	—	—	85,844	(19,033)	—	(19,033)
Wells Fargo Bank, N.A.	5,294	—	—	5,294	1,590	—	—	1,590	3,704	—	3,704
Total	$230,809	$—	$—	$230,809	$102,629	$—	$—	$102,629	$128,180	$—	$128,180

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2024
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,802,505	$6,466,028	$51,947,782	$14,374,215	$—
Asset Allocation	2,652,355	5,079,850	10,699,835	2,200,405	—
Capital Appreciation	825,165	3,461,037	36,009,753	94,520	13,623,860
Conservative Growth Lifestyle	7,642,651	(11,646,800)	(8,058,134)	7,056,285	—
Core Bond	92,593,068	(237,019,468)	(225,539,606)	95,661,726	—
Dividend Value	21,500,608	19,447,649	61,611,327	29,760,431	11,692,708
Dynamic Allocation	3,789,210	321,854	(6,672,244)	4,141,294	4,803,445
Emerging Economies	25,072,084	(61,433,361)	(12,089,204)	15,305,018	—
Global Real Estate	6,021,430	(89,427,798)	(8,501,434)	7,143,934	—
Global Strategy	7,949,619	(25,995,344)	25,484,935	—	—
Government Securities	3,481,318	(15,477,660)	(14,736,470)	4,723,224	—
Growth	821,167	52,396,580	504,452,836	1,517,258	—
High Yield Bond	20,323,957	(49,687,536)	(9,569,906)	23,745,472	—
Inflation Protected	6,301,224	(66,084,356)	(55,008,615)	47,722,963	—
International Equities Index	59,224,669	18,985,344	391,933,539	44,308,254	—
International Government Bond**	—	(12,043,056)	(10,092,427)	—	—
International Growth	—	(11,368,533)	82,758,475	—	—
International Opportunities	9,736,973	(39,799,141)	34,424,974	4,274,825	—
International Socially Responsible	13,030,227	3,619,459	90,346,364	8,091,651	—
International Value	24,377,315	19,920,131	18,668,670	8,235,367	—
Large Capital Growth	4,870,947	125,678,964	170,297,034	2,443,228	39,936,206
Mid Cap Index	63,169,601	284,611,495	837,124,275	43,953,689	115,197,848
Mid Cap Strategic Growth	954,220	(35,972,978)	160,926,511	158,955	—
Mid Cap Value	24,169,592	42,331,067	62,600,403	15,906,384	68,218,718
Moderate Growth Lifestyle	22,050,761	(7,478,962)	36,771,406	22,957,106	—
Nasdaq-100 Index	4,677,827	181,641,621	498,194,283	3,264,352	37,081,983
Science & Technology	—	(320,642,638)	809,391,158	—	—
Small Cap Growth	896,724	(100,816,169)	9,402,594	—	—
Small Cap Index	11,949,672	33,598,223	168,059,277	12,701,686	—
Small Cap Special Values	3,066,309	15,313,535	28,092,839	3,413,365	6,027,541
Small Cap Value	6,603,378	14,177,543	32,706,201	7,767,609	8,979,083
Stock Index	81,329,758	90,017,948	4,321,605,341	75,316,096	355,793,585
Systematic Core	6,000,738	20,431,226	188,227,891	6,038,799	5,289,224
Systematic Growth	36,008,347	44,515,978	322,703,367	—	111,024,774
Systematic Value	19,898,652	6,454,420	54,147,566	7,983,557	—
U.S. Socially Responsible	7,661,787	99,981,921	182,426,242	9,999,973	54,793,276

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2023.
	Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,633,259	$61,108,741
Asset Allocation	4,704,044	3,530,102
Capital Appreciation	3,707,482	12,379,553
Conservative Growth Lifestyle	7,411,148	20,012,876
Core Bond	69,065,913	6,623,104
Dividend Value	73,845,546	135,316,517
Dynamic Allocation	6,196,305	5,958,100
Emerging Economies	39,495,239	63,949,549
Global Real Estate	8,464,516	7,322,407
Global Strategy	—	19,442,419
Government Securities	4,056,411	—
Growth	—	249,024,225

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains
High Yield Bond	$26,953,398	$—
Inflation Protected	60,058,790	12,920,674
International Equities Index	46,010,531	—
International Government Bond*	2,310,533	29,499
International Growth	—	62,410,179
International Opportunities	5,860,179	50,267,559
International Socially Responsible	7,229,764	5,747,291
International Value	21,989,674	18,938,205
Large Capital Growth	3,432,624	64,927,808
Mid Cap Index	41,988,848	358,772,785
Mid Cap Strategic Growth	—	134,118,979
Mid Cap Value	23,247,816	125,347,156
Moderate Growth Lifestyle	23,390,306	91,789,073
Nasdaq-100 Index	3,622,801	82,924,001
Science & Technology	46,221,292	300,907,791
Small Cap Growth	46,812	42,374,944
Small Cap Index	25,919,948	188,369,409
Small Cap Special Values	5,172,535	22,999,590
Small Cap Value	22,286,945	55,071,710
Stock Index	68,863,050	363,623,139
Systematic Core	6,782,424	22,104,429
Systematic Growth	—	123,418,462
Systematic Value	25,490,284	7,351,059
U.S. Socially Responsible	13,593,066	118,390,002

*	The Tax Distributions for International Government Bond Fund are for the tax period ended September 30, 2022.
    As of May 31, 2024, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Conservative Growth Lifestyle	$5,144,978	$6,501,822
Core Bond	74,282,276	162,737,192
Emerging Economies	43,388,816	18,044,545
Global Real Estate	18,606,959	70,820,839
Global Strategy	23,340,657	2,654,688
Government Securities	4,710,981	10,766,679
High Yield Bond	4,587,189	45,100,347
Inflation Protected	13,148,283	52,936,073
International Government Bond*	5,371,190	6,671,866
International Growth	—	11,368,533
International Opportunities	11,244,660	28,554,481
Mid Cap Strategic Growth	35,972,978	—
Moderate Growth Lifestyle	7,478,962	—
Science & Technology	177,347,606	143,295,032
Small Cap Growth	3,970,521	96,845,648

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2023.
    The Funds had a change in ownership as defined in the Internal Revenue Code on June 3, 2024. Therefore, certain capital loss carryforward amounts disclosed above may be subject to limitations on their use in future periods pursuant to applicable federal income tax regulations.
    The Funds indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended May 31, 2024.
Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$4,692,811

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$1,389,814
Conservative Growth Lifestyle	1,689,632
Growth	39,879,991
International Equities Index	19,845,486
International Socially Responsible	1,801,090
International Value	7,810,296
Mid Cap Strategic Growth	29,942,507
Moderate Growth Lifestyle	2,551,408
Small Cap Index	3,743,565
Systematic Value	5,018,059
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2024, the Funds elected to defer late year ordinary  losses and post October capital losses as follows:
Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
International Government Bond*	$2,165,314	$1,098,090	$5,973,254
Science & Technology	5,053,807	—	—

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2023.
    For the year ended May 31, 2024, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Fund	Accumulated Earnings(Loss)	Paid-In Capital
Global Real Estate	$6,421	$(6,421)
International Government Bond*	3,047,008	(3,047,008)
International Growth	100,878	(100,878)
Science & Technology	8,616,744	(8,616,744)
Stock Index	7,331	(7,331)
Systematic Value	8,193	(8,193)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2023.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Growth Lifestyle	$66,228,820	$(14,281,038)	$51,947,782	$641,358,244
Asset Allocation	19,264,148	(8,563,903)	10,700,245	137,792,974
Capital Appreciation	40,460,279	(4,450,526)	36,009,753	177,255,723
Conservative Growth Lifestyle	13,389,653	(21,447,788)	(8,058,135)	301,706,229
Core Bond	11,476,349	(237,015,953)	(225,539,604)	2,810,454,660
Dividend Value	101,438,349	(39,811,851)	61,626,498	609,875,161
Dynamic Allocation	6,833,780	(13,506,024)	(6,672,244)	149,595,103
Emerging Economies	37,553,179	(49,500,604)	(11,947,425)	652,370,159
Global Real Estate	16,485,248	(24,984,142)	(8,498,894)	354,110,759
Global Strategy	31,869,627	(6,347,011)	25,522,616	195,155,086
Government Securities	28,430	(14,764,900)	(14,736,470)	143,584,306
Growth	521,358,964	(16,905,215)	504,453,749	1,153,600,131
High Yield Bond	5,488,403	(15,059,737)	(9,571,334)	439,873,674
Inflation Protected	7,530,150	(62,705,253)	(55,175,103)	453,283,925
International Equities Index	512,721,296	(120,806,652)	391,914,644	1,562,202,281
International Government Bond*	426,400	(5,955,705)	(5,529,305)	68,305,907
International Growth	104,872,210	(21,710,768)	83,161,442	303,285,996
International Opportunities	54,659,740	(20,072,364)	34,587,376	396,263,245
International Socially Responsible	116,014,167	(25,695,274)	90,318,893	396,894,496
International Value	27,934,020	(9,179,848)	18,754,172	446,827,067

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Large Capital Growth	$182,280,434	$(11,983,486)	$170,296,948	$460,619,832
Mid Cap Index	1,006,841,752	(169,717,477)	837,124,275	2,153,472,028
Mid Cap Strategic Growth	211,813,538	(50,887,027)	160,926,511	960,162,499
Mid Cap Value	96,468,079	(33,867,675)	62,600,404	624,991,649
Moderate Growth Lifestyle	77,648,863	(40,877,457)	36,771,406	989,447,059
Nasdaq-100 Index	514,012,266	(15,817,983)	498,194,283	466,559,210
Science & Technology	905,462,435	(96,092,134)	809,370,301	1,874,518,956
Small Cap Growth	90,774,653	(81,372,059)	9,402,594	522,124,935
Small Cap Index	361,847,995	(193,788,718)	168,059,277	930,494,936
Small Cap Special Values	55,074,925	(26,982,086)	28,092,839	189,060,384
Small Cap Value	52,915,779	(20,209,578)	32,706,201	342,787,818
Stock Index	4,458,882,447	(137,277,106)	4,321,605,341	2,102,927,508
Systematic Core	216,952,416	(28,724,525)	188,227,891	394,907,587
Systematic Growth	338,458,584	(15,755,217)	322,703,367	648,674,441
Systematic Value	65,993,376	(11,845,808)	54,147,568	398,356,745
U.S. Socially Responsible	206,529,360	(24,103,118)	182,426,242	478,568,808

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2023.
Note 5 — Advisory Fees and Other Transactions with Affiliates
    VALIC serves as investment adviser to the Series and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	PineBridge Investments LLC J.P. Morgan Investment Management Inc.(1)	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	0.47% on the first $200 million 0.42% on the next $300 million 0.37% on assets over $500 million(2)
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.64% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Dynamic Allocation	SunAmerica Asset Management, LLC AllianceBernstein LP	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(3)
Emerging Economies	BlackRock Investment Management, LLC(4)	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on the next $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	No fee waiver
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	No fee waiver
Growth	BlackRock Investment Management, LLC SunAmerica Asset Management, LLC	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.47% on the first $250 million 0.42% on the next $250 million 0.37% on assets over $500 million
International Equities Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	No fee waiver
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	No fee waiver
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on the next $500 million 0.60% on assets over $1 billion
International Opportunities	Invesco Advisers, Inc.(5) Wellington Management Company LLP(5)	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million(6)
International Socially Responsible	SunAmerica Asset Management, LLC	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.450% on the first $500 million 0.425% on the next $500 million 0.400% on assets over $1 billion(6)
International Value	Columbia Management Investment Advisers, LLC(7) Goldman Sachs Asset Management, L.P.(7)	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Capital Growth	Massachusetts Financial Services Company	0.64% on the first $750 million 0.59% on assets over $750 million	No fee waiver
Mid Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	No fee waiver
Mid Cap Strategic Growth	Voya Investment Management Co. LLC Janus Henderson Investors US LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Wellington Management Company LLP Boston Partners Global Investors, Inc. d/b/a Boston Partners	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on the next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Nasdaq-100 Index	SunAmerica Asset Management, LLC	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million(6)
Science & Technology	BlackRock Investment Management, LLC Voya Investment Management Co. LLC Wellington Management Company LLP	0.90% on the first $500 million 0.85% on assets over $500 million	0.85% on the first $500 million 0.80% on assets over $500 million(8)
Small Cap Growth	J.P. Morgan Investment Management Inc. T. Rowe Price Associates, Inc.	0.85% on the first $100 million 0.80% on assets over $100 million	0.82% on the first $100 million 0.77% on assets over $100 million
Small Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.30% on the first $500 million 0.20% on the next $2.5 billion 0.15% on the next $2 billion 0.10% on assets over $5 billion
Small Cap Special Values	Allspring Global Investments, LLC	0.75% on the first $500 million 0.70% on assets over $500 million	No fee waiver
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver
Stock Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.275% on the first $500 million 0.175% on the next $2.5 billion 0.125% on the next $2 billion 0.075% on assets over $5 billion(6)
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.40% on the first $250 million 0.35% on the next $250 million 0.30% on the next $500 million 0.25% on assets over $1 billion
U.S. Socially Responsible	SunAmerica Asset Management, LLC	0.25% on the first $1 billion 0.24% on assets over $1 billion	No fee waiver

(1)	Effective April 29, 2024, J.P. Morgan Investment Management, Inc. was appointed as subadviser serving alongside the existing subadviser, PineBridge Investments, LLC for the Core Bond Fund.
(2)	The information presented represents the rates that became effective on April 29, 2024 for the Core Bond Fund. Prior to that date there was no advisory fee waiver.
(3)	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
(4)	Effective April 29, 2024, BlackRock Investment Management, LLC replaced J.P. Morgan Investment Management, Inc. as subadviser for the Emerging Economies Fund.
(5)	Effective September 28, 2023, Invesco Advisers, Inc. and Wellington Management Company LLP replaced Delaware Investments Fund Advisers and Massachusetts Financial Services Company as subadvisers for the International Opportunities Fund.
(6)	The information presented represents the rates that became effective on September 28, 2023 for the Nasdaq-100® Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.35% on the first $250 million, 0.33% on the next $250 million and 0.31% on assets over $500 million. Additionally, prior to that date, there was no advisory fee waiver for International Opportunities, International Socially Responsible and Stock Index Funds.
(7)	Effective April 29, 2024, Goldman Sachs Asset Management, L.P. and Columbia Management Investment Advisers, LLC replaced Allspring Global Investments, LLC as subadvisers for the International Value Fund.
(8)	The information presented represents the rates that became effective on February 1, 2024 for the Science & Technology Fund. Prior to that date, the Advisory Fee after Waiver was 0.86% on the first $500 million and 0.81% on assets over $500 million.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    For the year ended May 31, 2024, advisory fees waived were as follows:
Fund	Amount
Aggressive Growth Lifestyle	$197,913
Asset Allocation	70,200
Conservative Growth Lifestyle	89,207
Core Bond	70,117
Dividend Value	828,371
Dynamic Allocation	7,765
Global Strategy	127,566
Growth	2,316,588
Inflation Protected	126,260
International Growth	786,773
International Opportunities	91,275
International Socially Responsible	147,363
International Value	341,925
Moderate Growth Lifestyle	300,208
Nasdaq-100 Index	617,351
Science & Technology	1,048,212
Small Cap Growth	164,168
Small Cap Index	485,275
Stock Index	3,051,810
Systematic Core	1,241,076
Systematic Growth	1,547,630
Systematic Value	1,297,933
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2025, only with the approval of the Board, including a majority of the directors who are not “interested persons” of the Series as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds' business. During the period ended May 31, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
Stock Index(1)	0.26%

(1)	The information presented represents the maximum expense limitation that became effective on September 28, 2023 for the Stock Index Fund. Prior to that date, the maximum expense limitation was 0.29%.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended May 31, 2024, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$60,854
High Yield Bond	270,395
International Opportunities(1)	77,140
Small Cap Value(1)	79,325
Stock Index	489,183

(1)	The Expense Limitation Agreement with respect to the Fund was terminated effective October 1, 2023. Prior to that date, the Fund’s maximum expense limitation was 0.95% for the International Opportunities Fund and 0.77% for the Small Cap Value Fund.
    Waivers or reimbursements made by the Adviser with respect to a the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

    At May 31, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2025	May 31, 2026
Dynamic Allocation	$61,439	$60,854
    VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee,the average net assets for all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds”,are included. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services.  During the year ended May 31, 2024, SunAmerica earned fees as reflected in the Statement of Operations based on the aforementioned rates.
    VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2024, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
    On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or anaffiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer allor a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the year ended May 31, 2024, no amounts have been deferred under the Plan.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended May 31, 2024 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$182,082,842	$234,739,481	$—	$—
Asset Allocation	50,833,385	63,699,931	9,127,372	3,840,335
Capital Appreciation	160,118,641	35,536,242	—	—
Conservative Growth Lifestyle	68,927,835	109,265,617	—	—
Core Bond	718,653,440	876,365,213	799,726,563	855,246,001
Dividend Value	264,711,699	753,069,507	—	—
Dynamic Allocation	18,781,194	48,158,248	17,510,233	15,405,497
Emerging Economies	948,845,683	1,029,128,100	—	—
Global Real Estate	191,587,968	138,639,699	—	—
Global Strategy	133,435,260	151,144,906	15,204,516	15,596,603
Government Securities	—	6,420,511	1,229,941	16,755,193
Growth	828,332,608	634,078,083	—	—
High Yield Bond	172,713,017	152,057,292	—	—
Inflation Protected	12,324,955	31,505,848	48,646,727	93,772,398
International Equities Index	110,621,331	390,972,489	—	—
International Government Bond	39,554,787	43,278,802	17,368,182	17,831,499
International Growth	141,584,582	191,769,951	—	—
International Opportunities	574,307,787	671,837,474	—	—
International Socially Responsible	92,119,776	44,245,511	—	—
International Value	626,112,066	705,652,216	—	—
Large Capital Growth	130,121,778	350,003,595	—	—
Mid Cap Index	619,924,609	990,181,425	—	—
Mid Cap Strategic Growth	603,584,953	440,966,272	—	—
Mid Cap Value	507,198,983	567,430,449	—	—
Moderate Growth Lifestyle	269,397,560	371,622,796	—	—
Nasdaq-100 Index	173,839,342	224,876,328	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Science & Technology	$1,089,916,958	$1,319,268,682	$—	$—
Small Cap Growth	294,645,124	389,060,128	—	—
Small Cap Index	198,570,691	99,728,473	—	—
Small Cap Special Values	37,309,817	53,844,590	—	—
Small Cap Value	438,188,524	579,220,447	—	—
Stock Index	136,442,444	111,455,303	—	—
Systematic Core	99,092,159	175,847,075	—	—
Systematic Growth	493,819,509	568,436,545	—	—
Systematic Value	320,852,061	345,845,396	—	—
U.S. Socially Responsible	197,075,393	364,823,080	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Growth Lifestyle				Asset Allocation
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,055,802	$10,176,775	71,888,605	$655,813,287	444,367	$4,618,165	632,677	$6,227,573
Reinvested dividends	1,386,135	14,374,215	8,548,758	75,742,000	196,816	2,200,405	878,778	8,234,146
Shares redeemed	(6,296,087)	(61,604,001)	(74,627,137)	(681,707,781)	(1,401,123)	(14,702,524)	(1,447,218)	(14,195,037)
Net increase (decrease)	(3,854,150)	$(37,053,011)	5,810,226	$49,847,506	(759,940)	$(7,883,954)	64,237	$266,682
	Capital Appreciation				Conservative Growth Lifestyle
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,280,499	133,988,903	356,471	6,271,818	534,308	5,621,563	30,644,220	316,373,541
Reinvested dividends	765,108	13,718,380	1,191,632	16,087,035	642,649	7,056,285	2,731,476	27,424,024
Shares redeemed	(512,078)	(8,583,493)	(4,299,317)	(76,755,919)	(4,239,647)	(44,923,260)	(32,732,605)	(338,934,534)
Net increase (decrease)	7,533,529	$139,123,790	(2,751,214)	$(54,397,066)	(3,062,690)	$(32,245,412)	643,091	$4,863,031
	Core Bond				Dividend Value
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34,228,847	331,587,161	72,333,925	690,989,320	4,627,245	55,081,482	13,763,087	160,617,275
Reinvested dividends	9,964,763	95,661,726	8,017,904	75,689,017	3,576,630	41,453,139	19,713,672	209,162,063
Shares redeemed	(65,788,459)	(629,026,170)	(66,009,593)	(640,496,480)	(51,899,738)	(581,943,301)	(29,000,709)	(330,863,807)
Net increase (decrease)	(21,594,849)	$(201,777,283)	14,342,236	$126,181,857	(43,695,863)	$(485,408,680)	4,476,050	$38,915,531
	Dynamic Allocation				Emerging Economies
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,352,448	22,455,674	2,093,964	19,682,565	24,721,065	141,423,539	35,826,895	213,978,593
Reinvested dividends	908,095	8,944,739	1,355,006	12,154,405	2,533,943	15,305,018	19,015,586	103,444,788
Shares redeemed	(5,105,374)	(49,181,089)	(3,995,594)	(38,206,012)	(43,274,877)	(253,270,906)	(21,323,378)	(123,171,243)
Net increase (decrease)	(1,844,831)	$(17,780,676)	(546,624)	$(6,369,042)	(16,019,869)	$(96,542,349)	33,519,103	$194,252,138
	Global Real Estate				Global Strategy
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,444,602	103,460,476	4,959,602	32,899,133	228,810	2,108,167	1,244,887	10,608,065
Reinvested dividends	1,104,163	7,143,934	2,513,841	15,786,923	—	—	2,421,223	19,442,419
Shares redeemed	(9,161,251)	(56,967,766)	(33,780,916)	(216,477,852)	(2,985,612)	(26,417,500)	(3,866,156)	(33,118,521)
Net increase (decrease)	8,387,514	$53,636,644	(26,307,473)	$(167,791,796)	(2,756,802)	$(24,309,333)	(200,046)	$(3,068,037)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Government Securities				Growth
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,347,463	$12,412,228	14,681,802	$141,341,467	37,726,465	$459,866,525	7,510,054	$83,960,389
Reinvested dividends	515,636	4,723,224	442,840	4,056,411	102,241	1,517,258	25,567,169	249,024,225
Shares redeemed	(3,674,820)	(33,801,353)	(15,396,769)	(142,686,627)	(19,333,822)	(265,897,669)	(10,840,026)	(134,739,775)
Net increase (decrease)	(1,811,721)	$(16,665,901)	(272,127)	$2,711,251	18,494,884	$195,486,114	22,237,197	$198,244,839
	High Yield Bond				Inflation Protected
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,192,451	78,889,707	8,930,876	59,114,619	3,809,286	32,941,458	13,129,836	139,325,722
Reinvested dividends	3,466,492	23,745,472	4,115,023	26,953,398	5,647,688	47,722,963	7,796,951	72,979,464
Shares redeemed	(12,863,540)	(88,125,506)	(27,888,933)	(187,971,594)	(13,923,674)	(128,667,130)	(48,973,740)	(504,162,783)
Net increase (decrease)	1,795,403	$14,509,673	(14,843,034)	$(101,903,577)	(4,466,700)	$(48,002,709)	(28,046,953)	$(291,857,597)
	International Equities Index				International Government Bond
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,375,310	228,386,965	109,188,106	752,414,275	2,778,604	26,853,651	2,674,812	26,113,809
Reinvested dividends	5,364,195	44,308,254	6,381,488	46,010,531	—	—	260,675	2,455,559
Shares redeemed	(77,193,285)	(602,119,240)	(59,063,388)	(415,659,123)	(3,446,053)	(32,948,336)	(9,188,026)	(88,390,570)
Net increase (decrease)	(42,453,780)	$(329,424,021)	56,506,206	$382,765,683	(667,449)	$(6,094,685)	(6,252,539)	$(59,821,202)
	International Growth				International Opportunities
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,935,614	20,887,470	3,732,598	41,070,909	901,937	12,170,041	5,331,252	75,469,348
Reinvested dividends	—	—	5,972,266	62,410,179	284,420	4,274,825	4,169,966	56,127,738
Shares redeemed	(6,938,425)	(76,878,261)	(7,609,512)	(85,376,416)	(9,364,668)	(134,718,305)	(5,545,718)	(75,965,947)
Net increase (decrease)	(5,002,811)	$(55,990,791)	2,095,352	$18,104,672	(8,178,311)	$(118,273,439)	3,955,500	$55,631,139
	International Socially Responsible				International Value
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,071,778	96,536,281	6,137,543	131,827,524	3,626,497	35,735,248	4,493,418	41,050,965
Reinvested dividends	324,966	8,091,651	604,709	12,977,055	790,342	8,235,367	4,419,857	40,927,879
Shares redeemed	(2,955,305)	(68,237,446)	(2,882,722)	(61,435,613)	(13,943,176)	(140,321,764)	(17,575,843)	(163,741,380)
Net increase (decrease)	1,441,439	$36,390,486	3,859,530	$83,368,966	(9,526,337)	$(96,351,149)	(8,662,568)	$(81,762,536)
	Large Capital Growth				Mid Cap Index
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	350,787	6,556,115	3,673,303	64,582,823	4,970,312	126,280,203	9,336,076	230,034,747
Reinvested dividends	2,181,134	42,379,434	4,230,225	68,360,432	6,060,607	159,151,537	16,845,802	400,761,633
Shares redeemed	(12,285,616)	(233,355,583)	(4,744,595)	(81,271,578)	(28,391,138)	(708,217,203)	(17,862,000)	(446,514,027)
Net increase (decrease)	(9,753,695)	$(184,420,034)	3,158,933	$51,671,677	(17,360,219)	$(422,785,463)	8,319,878	$184,282,353
	Mid Cap Strategic Growth				Mid Cap Value
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,409,651	240,661,169	9,074,526	144,696,204	6,424,207	110,273,416	4,281,575	81,976,873
Reinvested dividends	8,437	158,955	8,929,359	134,118,979	4,925,357	84,125,102	8,629,209	148,594,972
Shares redeemed	(5,869,810)	(99,390,424)	(7,859,092)	(131,417,274)	(10,194,225)	(180,192,037)	(16,247,289)	(296,335,385)
Net increase (decrease)	8,548,278	$141,429,700	10,144,793	$147,397,909	1,155,339	$14,206,481	(3,336,505)	$(65,763,540)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Moderate Growth Lifestyle				Nasdaq-100 Index
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,215,359	$15,498,307	82,918,015	$1,018,591,887	2,179,135	$48,670,493	1,934,006	$37,692,042
Reinvested dividends	1,699,268	22,957,106	9,646,514	115,179,379	1,658,978	40,346,335	5,157,736	86,546,802
Shares redeemed	(8,947,733)	(115,327,588)	(86,793,534)	(1,068,923,811)	(3,914,807)	(89,200,903)	(5,058,189)	(94,093,188)
Net increase (decrease)	(6,033,106)	$(76,872,175)	5,770,995	$64,847,455	(76,694)	$(184,075)	2,033,553	$30,145,656
	Science & Technology				Small Cap Growth
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	832,067	20,317,341	1,403,651	28,308,550	7,599,431	105,868,731	7,911,071	112,867,397
Reinvested dividends	—	—	19,425,242	347,129,083	—	—	3,065,156	42,421,756
Shares redeemed	(10,232,058)	(249,053,078)	(9,311,507)	(192,125,037)	(13,338,613)	(199,932,238)	(4,418,715)	(62,469,052)
Net increase (decrease)	(9,399,991)	$(228,735,737)	11,517,386	$183,312,596	(5,739,182)	$(94,063,507)	6,557,512	$92,820,101
	Small Cap Index				Small Cap Special Values
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,061,934	231,349,171	7,427,501	119,492,371	369,935	4,369,740	398,564	4,636,850
Reinvested dividends	834,539	12,701,686	15,607,382	214,289,357	773,845	9,440,906	2,542,611	28,172,125
Shares redeemed	(15,241,418)	(218,824,954)	(6,568,432)	(103,350,924)	(2,196,160)	(25,503,786)	(3,003,141)	(34,947,914)
Net increase (decrease)	1,655,055	$25,225,903	16,466,451	$230,430,804	(1,052,380)	$(11,693,140)	(61,966)	$(2,138,939)
	Small Cap Value				Stock Index
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,984,034	195,049,666	11,788,561	148,579,864	8,443,834	426,210,915	13,431,057	600,437,755
Reinvested dividends	1,395,558	16,746,692	6,762,120	77,358,655	8,333,843	431,109,681	10,217,014	432,486,189
Shares redeemed	(29,393,910)	(346,382,480)	(15,161,347)	(191,677,399)	(15,723,414)	(783,994,383)	(20,010,648)	(898,423,528)
Net increase (decrease)	(11,014,318)	$(134,586,122)	3,389,334	$34,261,120	1,054,263	$73,326,213	3,637,423	$134,500,416
	Systematic Core				Systematic Growth
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	180,754	4,922,818	940,148	22,999,916	7,373,258	118,014,922	7,291,262	107,558,578
Reinvested dividends	379,117	11,328,023	1,219,369	28,886,853	6,708,446	111,024,774	9,841,983	123,418,462
Shares redeemed	(3,165,938)	(88,131,945)	(3,674,332)	(88,867,888)	(11,997,903)	(195,953,159)	(5,829,519)	(86,357,292)
Net increase (decrease)	(2,606,067)	$(71,881,104)	(1,514,815)	$(36,981,119)	2,083,801	$33,086,537	11,303,726	$144,619,748
	Systematic Value				U.S. Socially Responsible
	Year Ended 5/31/24		Year Ended 5/31/23		Year Ended 5/31/24		Year Ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,896,340	35,887,839	1,035,331	12,787,408	929,099	17,098,864	1,858,948	34,362,284
Reinvested dividends	584,448	7,983,557	2,707,448	32,841,343	3,357,163	64,793,249	8,062,497	131,983,068
Shares redeemed	(5,773,159)	(74,901,405)	(6,514,183)	(79,931,525)	(11,450,188)	(221,645,037)	(4,537,534)	(87,512,097)
Net increase (decrease)	(2,292,371)	$(31,030,009)	(2,771,404)	$(34,302,774)	(7,163,926)	$(139,752,924)	5,383,911	$78,833,255
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios for the year ended May 31, 2024 were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
VALIC Company I

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
Core Bond Fund	$4,928,300	$—	$170,266,219	$30,828,895	$67,370,303	$(13,996,380)	$12,188,287	$131,916,718
Emerging Economies Fund	161,726	—	—	6,667,314	7,077,660	410,346	—	—
International Equities Index Fund	3,129,587	—	110,291,478	20,164,655	8,396,378	1,626,344	16,239,223	139,925,322
Large Capital Growth Fund	—	—	29,111,623	—	30,855,343	(1,044,045)	2,787,765	—
Small Cap Growth Fund	—	—	31,538,743	12,968,412	27,548,856	1,573,650	5,694,005	24,225,954
Small Cap Value Fund	390,469	451,368	30,759,881	12,090,612	27,015,774	(1,406,493)	8,257,193	22,685,419
Stock Index Fund	2,359,451	11,723,970	166,722,826	70,091,118	22,641,447	352,184	31,062,829	245,587,510
Systematic Growth Fund	—	8,486,129	36,949,756	50,075,251	34,656,689	3,346,168	6,652,811	62,367,297
Systematic Value Fund	1,098,114	—	49,322,459	11,925,699	9,177,031	(1,574,092)	12,549,524	63,046,559
	$12,067,647	$20,661,467	$624,962,985	$214,811,956	$234,739,481	$(10,712,318)	$95,431,637	$689,754,779

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
VALIC Company I
Core Bond Fund	$6,392,271	$—	$204,003,207	$18,192,223	$47,326,306	$(8,221,479)	$6,305,973	$172,953,618
Emerging Economies Fund	72,701	—	—	2,995,927	3,183,077	187,150	—	—
International Equities Index Fund	639,123	—	23,613,099	6,790,803	4,697,327	991,593	2,847,482	29,545,650
Large Capital Growth Fund	—	—	6,251,657	—	6,625,161	222,354	151,150	—
Small Cap Growth Fund	—	—	6,071,559	4,943,796	6,883,802	370,820	1,375,885	5,878,258
Small Cap Value Fund	104,077	120,310	5,928,513	4,625,733	6,374,906	(304,568)	1,874,439	5,749,211
Stock Index Fund	415,505	2,064,618	35,384,818	24,867,440	15,614,092	2,115,690	4,831,642	51,585,498
Systematic Growth Fund	—	2,096,765	10,547,151	13,745,176	14,218,892	1,707,942	654,798	12,436,175
Systematic Value Fund	223,917	—	9,688,725	4,896,024	4,342,054	84,361	2,248,126	12,575,182
	$7,847,594	$4,281,693	$301,488,729	$81,057,122	$109,265,617	$(2,846,137)	$20,289,495	$290,723,592

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
VALIC Company I
Capital Appreciation Fund	$3,337	$480,960	$5,372,628	$1,288,407	$2,439,677	$119,746	$1,013,023	$5,354,127
Core Bond Fund	617,653	—	19,799,704	4,983,165	7,216,074	(1,220,910)	1,119,257	17,465,142
Dividend Value Fund	276,433	246,131	8,870,602	1,601,111	3,694,677	455,836	652,178	7,885,050
Emerging Economies Fund	16,383	—	766,449	92,483	245,111	(79,124)	182,726	717,423
Global Real Estate Fund	45,871	—	1,554,739	624,339	664,374	(129,203)	208,528	1,594,029
Government Securities Fund	206,533	—	6,933,528	1,059,480	2,499,662	(442,998)	263,955	5,314,303
Growth Fund	4,756	—	5,522,036	812,138	2,546,122	(1,293,330)	2,912,504	5,407,226
High Yield Bond Fund	62,781	—	1,247,154	215,093	449,583	(39,373)	87,539	1,060,830
Inflation Protected Fund	223,697	—	2,297,092	484,570	869,453	(168,000)	(33,200)	1,711,009
International Equities Index Fund	59,755	—	2,703,664	387,226	954,602	181,360	192,534	2,510,182
International Government Bond Fund	—	—	614,859	76,156	224,791	(40,452)	52,722	478,494
International Growth Fund	—	—	2,871,720	319,855	936,123	14,520	100,557	2,370,529
International Opportunities Fund	3,774	—	412,654	49,467	130,875	(84,868)	138,780	385,158
International Socially Responsible Fund	32,119	—	1,988,879	433,434	739,811	(113,395)	389,165	1,958,272
International Value Fund	71,562	—	4,397,926	573,009	1,654,674	213,526	608,905	4,138,692
Large Capital Growth Fund	20,721	338,704	5,776,527	1,228,990	2,095,924	280,802	540,422	5,730,817
Mid Cap Index Fund	22,218	58,231	1,532,966	270,838	561,978	82,240	192,186	1,516,252
Mid Cap Strategic Growth Fund	234	—	1,585,196	200,439	581,314	(282,001)	629,571	1,551,891
Mid Cap Value Fund	22,224	227,169	1,806,998	454,959	619,256	50,062	100,071	1,792,834
Small Cap Growth Fund	—	—	521,943	666,433	328,044	(186,211)	290,973	965,094
Small Cap Index Fund	7,861	—	630,919	84,017	224,791	(29,957)	136,619	596,807
Small Cap Special Values Fund	15,949	28,163	976,710	149,603	473,439	36,870	156,223	845,967
Small Cap Value Fund	5,194	6,004	306,725	42,733	99,505	7,461	43,247	300,661
Stock Index Fund	145,800	724,470	12,548,207	2,445,736	4,568,950	1,051,431	1,179,557	12,655,981

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
Systematic Core Fund	$95,901	$83,997	9,150,466	$1,331,036	$3,335,296	$439,915	1,642,912	$9,229,033
Systematic Growth Fund	—	439,838	3,873,335	1,067,903	1,625,449	(534,878)	$1,318,125	4,099,036
Systematic Value Fund	209,641	—	12,203,573	1,683,017	5,590,643	253,563	2,023,227	10,572,737
U.S. Socially Responsible Fund	108,168	592,688	7,573,037	1,660,477	2,788,050	(1,279,346)	2,486,857	7,652,975
	$2,278,565	$3,226,355	$123,840,236	$24,286,114	$48,158,248	$(2,736,714)	$18,629,163	$115,860,551
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
VALIC Company I
Core Bond Fund	$14,640,866	$—	$465,074,965	$67,937,058	$129,015,292	$(27,792,115)	$23,158,922	$399,363,538
Emerging Economies Fund	245,840	—	—	10,134,184	10,754,333	620,149	—	—
International Equities Index Fund	3,401,759	—	124,666,481	26,468,628	16,816,349	3,420,172	16,578,337	154,317,269
Large Capital Growth Fund	—	—	33,761,516	—	35,776,452	(1,107,723)	3,122,659	—
Small Cap Growth Fund	—	—	34,555,699	17,439,598	32,803,618	1,533,777	6,929,465	27,654,921
Small Cap Value Fund	489,340	565,660	33,714,154	17,729,740	30,542,602	(1,766,725)	9,660,185	28,794,752
Stock Index Fund	2,492,827	12,386,708	189,555,753	96,527,291	49,292,102	(3,902,350)	40,172,980	273,061,572
Systematic Growth Fund	—	9,734,304	44,778,820	60,816,102	51,247,788	6,023,036	5,420,818	65,790,988
Systematic Value Fund	1,177,032	—	53,204,496	17,479,295	15,374,260	(1,135,149)	13,156,118	67,330,500
	$22,447,664	$22,686,672	$979,311,884	$314,531,896	$371,622,796	$(24,106,928)	$118,199,484	$1,016,313,540

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2024
American International Group, Inc.- Common Stock	$150,463	$—	$5,697,663	$7,170	$374,581	$168,272	$2,523,224	$8,021,748
    The following Funds incurred brokerage commissions with affiliated brokers for the year ended May 31, 2024:
Fund	Morgan Stanley & Co.
International Growth	$154
    At May 31, 2024, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	97.49	2.51	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	0.00	71.98	0.68	5.12	6.71	15.49
Dividend Value	—	—	98.82	1.18	—	—	—
Dynamic Allocation	7.00	—	93.00	—	—	—	—
Emerging Economies	0.09	0.01	99.79	0.11	—	—	—
Global Real Estate	—	—	99.54	0.46	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.26	—	95.63	4.11	—	—	—
Growth	—	—	99.67	0.33	—	—	—
High Yield Bond	0.01	—	99.73	0.26	—	—	—
Inflation Protected	—	—	99.56	0.44	—	—	—
International Equities Index	1.11	0.01	81.94	0.13	7.27	1.53	8.01
International Government Bond	—	—	99.26	0.74	—	—	—
International Growth	—	—	99.37	0.63	—	—	—
International Opportunities	—	—	99.91	0.09	—	—	—
International Socially Responsible	0.22	—	99.39	0.39	—	—	—
International Value	0.05	—	99.07	0.88	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Large Capital Growth	—%	—%	99.09%	0.91%	—%	—%	—%
Mid Cap Index	0.95	0.03	98.97	0.05	—	—	—
Mid Cap Strategic Growth	—	—	99.86	0.14	—	—	—
Mid Cap Value	0.28	—	99.46	0.26	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100 Index	2.57	0.03	97.40	—	—	—	—
Science & Technology	0.52	0.00	99.48	—	—	—	—
Small Cap Growth	—	—	88.99	0.18	4.54	1.10	5.19
Small Cap Index	2.10	0.11	97.73	0.06	—	—	—
Small Cap Special Values	—	—	99.61	0.39	—	—	—
Small Cap Value	—	—	84.71	0.08	6.03	1.53	7.65
Stock Index	1.77	0.03	88.99	0.20	3.81	0.80	4.24
Systematic Core	0.45	—	97.97	1.58	—	—	—
Systematic Growth	0.01	—	85.12	0.42	6.41	1.28	6.76
Systematic Value	—	—	66.08	2.34	13.93	2.78	14.87
U.S. Socially Responsible	0.04	—	98.80	1.16	—	—	—
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
    The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2024, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
International Opportunities	$786,862	$—	$—
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate in one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    The Capital Appreciation Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
    The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Fund’ social criteria. The Fund’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Fund’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
    Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund and the International Value Fund.
    Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent(1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date,plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2024, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 05/31/24
Dividend Value	8	$21,571	$14,531,250	6.68%	$—
Emerging Economies	23	57,736	13,528,261	6.68	—
Global Real Estate	6	5,119	4,620,833	6.59	—
Global Strategy	12	3,228	1,460,417	6.64	—
Growth	130	14,634	608,077	6.65	—
Inflation Protected	1	42	225,000	6.68	—
International Equities Index	12	98,818	44,379,167	6.68	—
International Government Bond	3	673	1,208,333	6.68	—
International Opportunities	68	16,779	1,329,779	6.68	—
International Value	4	6,077	8,187,500	6.68	—
Large Capital Growth	52	26,898	2,788,462	6.66	—
Mid Cap Index	30	61,080	10,972,500	6.68	—
Mid Cap Value	9	2,839	1,758,333	6.57	—
Nasdaq-100 Index	10	1,044	562,500	6.68	—
Science & Technology	24	11,054	2,482,292	6.67	—
Small Cap Growth	1	1,331	7,175,000	6.68	—
Small Cap Index	1	227	1,225,000	6.68	—
Small Cap Value	7	9,169	7,203,571	6.64	—
Stock Index	1	1,183	6,375,000	6.68	6,375,000
Systematic Core	10	1,393	775,000	6.53	—
Systematic Value	3	1,912	3,475,000	6.51	—
U.S. Socially Responsible	31	27,110	4,712,903	6.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended May 31, 2024, none of the Funds participated in this program.

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Growth Lifestyle Fund
08/31/19	$11.34	$0.17	$(0.24)	$(0.07)	$(0.21)	$(0.97)	$(1.18)	$10.09	(0.52)%	$579,049	0.14%(3)	0.10%(3)	1.56%(3)	37%
08/31/20	10.09	0.19	0.77	0.96	(0.26)	(0.57)	(0.83)	10.22	9.91	612,613	0.14(3)	0.10(3)	1.88(3)	48
05/31/21(4)	10.22	0.17	2.32	2.49	(0.20)	(0.40)	(0.60)	12.11	24.54	732,829	0.14(3)(5)	0.10(3)(5)	1.98(3)(5)	16
05/31/22	12.11	0.11	(1.01)	(0.90)	(0.34)	(0.60)	(0.94)	10.27	(7.62)	659,059	0.13(3)	0.09(3)	0.89(3)	40
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14(3)	0.10(3)	1.74(3)	65
05/31/24	9.00	0.17	1.57	1.74	(0.22)	—	(0.22)	10.52	19.34	695,802	0.14(3)	0.11(3)	1.77(3)	28
Asset Allocation Fund
05/31/20	9.91	0.14	(0.30)	(0.16)	(0.12)	(0.18)	(0.30)	9.45	(1.46)	128,629	0.77	0.77	1.39	177
05/31/21	9.45	0.08	2.97	3.05	(0.13)	—	(0.13)	12.37	32.34	154,023	0.87	0.85	0.74	199
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
05/31/24	9.75	0.16	1.59	1.75	(0.17)	—	(0.17)	11.33	17.96	147,633	0.70	0.65	1.53	43
Capital Appreciation Fund
08/31/19	20.13	0.07	(0.26)	(0.19)	(0.05)	(5.00)	(5.05)	14.89	(0.35)	103,080	1.00	0.85	0.38	60
08/31/20	14.89	0.02	4.28	4.30	(0.06)	(0.51)	(0.57)	18.62	29.44	122,454	1.00	0.85	0.12	62
05/31/21(4)	18.62	(0.01)	3.53	3.52	(0.02)	(0.44)	(0.46)	21.68	18.97	141,163	0.99(5)	0.84(5)	(0.09)(5)	27
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
05/31/24	14.73	(0.02)	5.26	5.24	(0.01)	(1.76)	(1.77)	18.20	35.75	213,163	0.77	0.77	(0.10)	35
Conservative Growth Lifestyle Fund
08/31/19	12.31	0.25	0.17	0.42	(0.36)	(0.52)	(0.88)	11.85	3.52	324,436	0.15(3)	0.10(3)	2.06(3)	45
08/31/20	11.85	0.32	0.63	0.95	(0.31)	(0.18)	(0.49)	12.31	8.14	339,870	0.15(3)	0.10(3)	2.68(3)	38
05/31/21(4)	12.31	0.31	1.29	1.60	(0.34)	(0.18)	(0.52)	13.39	13.05	371,617	0.15(3)(5)	0.10(3)(5)	3.13(3)(5)	13
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14(3)	0.13(3)	1.14(3)	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16(3)	0.12(3)	2.02(3)	56
05/31/24	10.20	0.27	0.79	1.06	(0.26)	—	(0.26)	11.00	10.43	293,562	0.16(3)	0.13(3)	2.56(3)	23
Core Bond Fund
08/31/19	10.74	0.33	0.70	1.03	(0.24)	—	(0.24)	11.53	9.64	1,589,218	0.78	0.77	2.99	97
08/31/20	11.53	0.28	0.52	0.80	(0.39)	—	(0.39)	11.94	7.05	1,784,179	0.78	0.77	2.39	93
05/31/21(4)	11.94	0.15	(0.12)	0.03	(0.29)	(0.31)	(0.60)	11.37	0.27	2,809,677	0.77(5)	0.76(5)	1.73(5)	39
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
05/31/24	9.60	0.35	(0.09)	0.26	(0.35)	—	(0.35)	9.51	2.69	2,576,904	0.51	0.51	3.71	58
Dividend Value Fund
05/31/20	10.80	0.29	(0.34)	(0.05)	(0.24)	(0.53)	(0.77)	9.98	(0.33)	1,012,017	0.81	0.74	2.61	63
05/31/21	9.98	0.25	3.54	3.79	(0.26)	(0.34)	(0.60)	13.17	38.46	1,361,703	0.80	0.69	2.18	64
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
05/31/24	10.54	0.22	1.94	2.16	(0.40)	(0.36)	(0.76)	11.94	20.67	667,423	0.83	0.72	1.97	36

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund
05/31/20	$11.49	$0.18	$1.00	$1.18	$(0.26)	$(0.48)	$(0.74)	$11.93	10.43%	$190,741	0.33%(3)	0.32%(3)	1.47%(3)	20%
05/31/21	11.93	0.20	1.94	2.14	(0.24)	(1.23)	(1.47)	12.60	18.42	198,516	0.32(3)	0.32(3)	1.57(3)	24
05/31/22	12.60	0.07	(0.92)	(0.85)	(0.39)	(1.22)	(1.61)	10.14	(7.28)	169,371	0.33(3)	0.32(3)	0.60(3)	25
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36(3)	0.32(3)	1.48(3)	22
05/31/24	9.11	0.18	1.24	1.42	(0.26)	(0.37)	(0.63)	9.90	15.65	141,567	0.40(3)(4)	0.36(3)(4)	1.93(3)(4)	26
Emerging Economies Fund
05/31/20	7.71	0.19	(0.47)	(0.28)	(0.20)	—	(0.20)	7.23	(3.74)	701,471	0.91	0.91	2.35	62
05/31/21	7.23	0.16	3.66	3.82	(0.18)	—	(0.18)	10.87	52.91	1,065,405	0.88	0.88	1.68	82
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
05/31/24	5.35	0.14	0.79	0.93	(0.14)	—	(0.14)	6.14	17.43	644,337	0.95	0.95	2.39	141
Global Real Estate Fund
05/31/20	8.00	0.15	(0.94)	(0.79)	(0.24)	(0.12)	(0.36)	6.85	(10.37)	359,442	0.85	0.85	1.84	78
05/31/21	6.85	0.14	1.73	1.87	(0.34)	(0.25)	(0.59)	8.13	28.14	435,033	0.86	0.86	1.83	76
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
05/31/24	6.06	0.14	0.38	0.52	(0.18)	—	(0.18)	6.40	8.53	346,611	0.92	0.92	2.19	52
Global Strategy Fund
05/31/20	10.24	0.30	(0.41)	(0.11)	(0.64)	(0.64)	(1.28)	8.85	(1.01)	282,708	0.73	0.72	2.95	108
05/31/21	8.85	0.20	1.50	1.70	(0.42)	—	(0.42)	10.13	19.49	287,412	0.72	0.70	2.09	39
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
05/31/24	8.13	0.29	1.33	1.62	—	—	—	9.75	19.93	221,427	0.71	0.65	3.30	75
Government Securities Fund
05/31/20	10.57	0.23	0.67	0.90	(0.25)	—	(0.25)	11.22	8.57	148,338	0.66	0.66	2.08	17
05/31/21	11.22	0.20	(0.39)	(0.19)	(0.25)	—	(0.25)	10.78	(1.70)	142,954	0.66	0.66	1.77	13
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
05/31/24	9.35	0.23	(0.17)	0.06	(0.34)	—	(0.34)	9.07	0.65	129,228	0.68	0.68	2.52	1
Growth Fund
05/31/20	16.35	0.03	4.22	4.25	(0.07)	(1.71)	(1.78)	18.82	27.42	1,358,693	0.81	0.68	0.16	219
05/31/21	18.82	(0.02)	6.65	6.63	(0.03)	(3.23)	(3.26)	22.19	36.58	1,430,327	0.80	0.64	(0.10)	40
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
05/31/24	11.13	0.01	3.96	3.97	(0.01)	—	(0.01)	15.09	35.70	1,656,571	0.78	0.62	0.06	44

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	Includes interest expense of 0.04% relating to derivative activity.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
08/31/19	$7.53	$0.39	$0.09	$0.48	$(0.35)	$—	$(0.35)	$7.66	6.47%	$657,364	0.97%	0.96%	5.25%	34%
08/31/20	7.66	0.36	(0.00)	0.36	(0.55)	—	(0.55)	7.47	5.01	538,716	0.98	0.94	4.79	49
05/31/21(3)	7.47	0.24	0.28	0.52	(0.31)	—	(0.31)	7.68	6.95	598,597	0.97(4)	0.92(4)	4.26(4)	33
05/31/22	7.68	0.32	(0.72)	(0.40)	(0.25)	—	(0.25)	7.03	(5.34)	515,224	0.71	0.68	4.12	40
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
05/31/24	6.60	0.41	0.25	0.66	(0.41)	—	(0.41)	6.85	9.95	412,811	0.75	0.68	5.98	40
Inflation Protected Fund
05/31/20	11.07	0.22	0.32	0.54	(0.27)	—	(0.27)	11.34	4.88	764,607	0.57	0.57	1.94	38
05/31/21	11.34	0.18	0.68	0.86	(0.17)	(0.06)	(0.23)	11.97	7.66	800,186	0.56	0.54	1.55	71
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
05/31/24	9.50	0.30	(0.17)	0.13	(1.19)	—	(1.19)	8.44	1.38	391,188	0.62	0.59	3.24	14
International Equities Index Fund
05/31/20	6.74	0.13	(0.36)	(0.23)	(0.19)	(0.13)	(0.32)	6.19	(3.42)	1,246,804	0.43	0.43	1.89	10
05/31/21	6.19	0.15	2.17	2.32	(0.10)	(0.03)	(0.13)	8.38	37.70	1,899,286	0.42	0.42	2.11	2
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
05/31/24	7.30	0.19	1.14	1.33	(0.20)	—	(0.20)	8.43	18.21	1,926,606	0.42	0.42	2.49	6
International Government Bond Fund
05/31/20	11.82	0.29	0.24	0.53	(0.21)	—	(0.21)	12.14	4.44	171,444	0.65	0.65	2.34	105
05/31/21	12.14	0.24	0.55	0.79	(0.29)	(0.19)	(0.48)	12.45	6.58	193,496	0.65	0.65	1.89	71
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
05/31/24	9.57	0.30	(0.10)	0.20	—	—	—	9.77	2.09	64,459	0.83	0.83	3.07	89
International Growth Fund
05/31/20	11.35	—	1.13	1.13	(0.01)	—	(0.01)	12.47	10.00	461,774	1.06	0.86	(0.03)	22
05/31/21	12.47	(0.02)	6.75	6.73	—	(0.07)	(0.07)	19.13	53.98	642,915	1.03	0.83	(0.10)	18
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
05/31/24	10.92	0.01	0.46	0.47	—	—	—	11.39	4.30	376,411	1.07	0.87	0.13	38
International Opportunities Fund
08/31/19	21.31	0.16	(2.10)	(1.94)	(0.19)	(0.74)	(0.93)	18.44	(9.20)	576,197	1.22	1.00	0.83	41
08/31/20	18.44	0.09	2.64	2.73	(0.13)	(0.31)	(0.44)	20.73	15.03	610,424	1.22	1.13	0.45	45
05/31/21(3)	20.73	0.04	4.00	4.04	(0.11)	(1.64)	(1.75)	23.02	19.97	726,964	1.23(4)	1.19(4)	0.23(4)	48
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
05/31/24	13.10	0.16	1.84	2.00	(0.14)	—	(0.14)	14.96	15.27	410,212	1.03	0.99	1.15	129

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/20	$25.91	$0.42	$(0.96)	$(0.54)	$(0.51)	$(0.89)	$(1.40)	$23.97	(2.05)%	$326,671	0.63%	0.63%	1.57%	68%
05/31/21	23.97	0.51	8.18	8.69	(0.53)	(5.56)	(6.09)	26.57	37.84	385,891	0.65	0.65	1.89	9
05/31/22	26.57	0.52	(3.38)	(2.86)	(0.84)	(0.93)	(1.77)	21.94	(10.84)	317,599	0.64	0.64	2.03	11
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
05/31/24	21.85	0.56	3.27	3.83	(0.43)	—	(0.43)	25.25	17.57	499,448	0.63	0.60	2.39	11
International Value Fund
05/31/20	8.93	0.18	(1.09)	(0.91)	(0.23)	(0.01)	(0.24)	7.78	(10.17)	604,123	0.80	0.73	2.01	64
05/31/21	7.78	0.19	3.66	3.85	(0.17)	—	(0.17)	11.46	49.67	738,262	0.81	0.74	1.95	62
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
05/31/24	8.97	0.30	1.75	2.05	(0.18)	—	(0.18)	10.84	22.89	470,020	0.85	0.78	3.06	132
Large Capital Growth Fund
05/31/20	15.68	0.08	2.50	2.58	(0.13)	(1.31)	(1.44)	16.82	17.08	524,630	0.75	0.75	0.45	37
05/31/21	16.82	0.05	6.24	6.29	(0.08)	(2.00)	(2.08)	21.03	38.39	662,844	0.75	0.75	0.24	22
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
05/31/24	17.12	0.05	3.82	3.87	(0.07)	(1.21)	(1.28)	19.71	22.75	630,218	0.75	0.75	0.26	19
Mid Cap Index Fund
05/31/20	23.52	0.30	(0.70)	(0.40)	(0.36)	(2.01)	(2.37)	20.75	(1.25)	2,734,114	0.36	0.36	1.28	14
05/31/21	20.75	0.35	11.29	11.64	(0.32)	(0.87)	(1.19)	31.20	56.39	3,864,639	0.35	0.35	1.33	18
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
05/31/24	22.22	0.30	5.35	5.65	(0.39)	(1.02)	(1.41)	26.46	25.47	2,987,773	0.36	0.36	1.19	21
Mid Cap Strategic Growth Fund
05/31/20	15.49	(0.00)	1.89	1.89	—	(0.88)	(0.88)	16.50	12.76	314,845	0.81	0.81	(0.03)	25
05/31/21	16.50	(0.03)	7.83	7.80	(0.02)	(1.13)	(1.15)	23.15	47.61	890,709	0.78	0.78	(0.13)	49
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
05/31/24	15.00	0.02	3.65	3.67	(0.00)	—	(0.00)	18.67	24.48	1,118,797	0.74	0.74	0.10	49
Mid Cap Value Fund
08/31/19	22.13	0.14	(1.11)	(0.97)	(0.11)	(3.86)	(3.97)	17.19	(4.14)	743,460	1.06	1.05	0.73	44
08/31/20	17.19	0.13	(0.81)	(0.68)	(0.15)	(0.98)	(1.13)	15.38	(4.12)	724,100	1.07	1.05	0.82	63
05/31/21(3)	15.38	0.04	7.02	7.06	(0.13)	(0.09)	(0.22)	22.22	45.95	940,809	1.06(4)	1.04(4)	0.31(4)	31
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
05/31/24	15.94	0.16	3.67	3.83	(0.24)	(2.41)	(2.65)	17.12	24.06	685,342	0.82	0.82	0.94	82

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Growth Lifestyle Fund
08/31/19	$15.00	$0.24	$(0.00)	$0.24	$(0.32)	$(1.04)	$(1.36)	$13.88	1.71%	$943,311	0.13%(3)	0.10%(3)	1.69%(3)	39%
08/31/20	13.88	0.31	0.93	1.24	(0.34)	(0.62)	(0.96)	14.16	9.26	1,014,351	0.14(3)	0.10(3)	2.24(3)	49
05/31/21(4)	14.16	0.28	2.49	2.77	(0.33)	(0.47)	(0.80)	16.13	19.65	1,172,232	0.13(3)(5)	0.10(3)(5)	2.39(3)(5)	15
05/31/22	16.13	0.15	(1.15)	(1.00)	(0.52)	(0.78)	(1.30)	13.83	(6.49)	1,045,238	0.12(3)	0.12(3)	0.97(3)	37
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13(3)	0.11(3)	1.91(3)	61
05/31/24	12.13	0.28	1.52	1.80	(0.31)	—	(0.31)	13.62	14.82	1,025,938	0.13(3)	0.10(3)	2.19(3)	27
Nasdaq-100 Index Fund
05/31/20	14.08	0.08	4.72	4.80	(0.14)	(0.45)	(0.59)	18.29	34.71	622,519	0.53	0.53	0.49	8
05/31/21	18.29	0.06	7.74	7.80	(0.08)	(2.01)	(2.09)	24.00	43.47	833,580	0.51	0.51	0.25	8
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
05/31/24	19.71	0.11	5.90	6.01	(0.09)	(0.97)	(1.06)	24.66	30.54	962,346	0.51	0.44	0.51	20
Science & Technology Fund
05/31/20	25.95	0.05	7.31	7.36	—	(3.43)	(3.43)	29.88	30.60	1,623,083	0.97	0.97	0.19	98
05/31/21	29.88	(0.22)	14.40	14.18	(0.02)	(4.66)	(4.68)	39.38	48.22	3,107,205	0.97	0.97	(0.60)	88
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
05/31/24	20.83	(0.12)	7.74	7.62	—	—	—	28.45	36.58	2,690,964	0.96	0.91	(0.49)	46
Small Cap Growth Fund
08/31/19	23.31	(0.11)	(1.22)	(1.33)	—	(5.09)	(5.09)	16.89	(5.47)	192,341	1.23	1.16	(0.54)	60
08/31/20	16.89	(0.11)	6.21	6.10	—	(2.50)	(2.50)	20.49	38.49	210,497	1.24	1.14	(0.61)	48
05/31/21(4)	20.49	(0.13)	5.23	5.10	—	(2.74)	(2.74)	22.85	25.62	827,215	1.19(5)	1.11(5)	(0.84)(5)	40
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
05/31/24	13.39	(0.06)	2.05	1.99	—	—	—	15.38	14.86	533,037	0.92	0.89	(0.39)	54
Small Cap Index Fund
05/31/20	18.76	0.17	(0.99)	(0.82)	(0.32)	(2.54)	(2.86)	15.08	(3.87)	898,557	0.44	0.44	0.94	13
05/31/21	15.08	0.12	9.54	9.66	(0.19)	(1.07)	(1.26)	23.48	63.99	1,448,543	0.42	0.42	0.61	14
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
05/31/24	12.82	0.16	2.36	2.52	(0.19)	—	(0.19)	15.15	19.67	1,080,475	0.43	0.38	1.11	11
Small Cap Special Values Fund
05/31/20	11.14	0.12	(1.31)	(1.19)	(0.15)	(1.00)	(1.15)	8.80	(10.88)	177,110	0.88	0.88	1.10	37
05/31/21	8.80	0.07	5.81	5.88	(0.15)	(0.27)	(0.42)	14.26	66.92	279,760	0.89	0.89	0.58	37
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
05/31/24	10.20	0.14	2.55	2.69	(0.20)	(0.35)	(0.55)	12.34	26.46	215,387	0.89	0.89	1.20	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying fund expenses that the Fund bears indirectly.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
08/31/19	$15.74	$0.15	$(2.80)	$(2.65)	$(0.21)	$(2.12)	$(2.33)	$10.76	(17.24)%	$316,042	1.06%	0.95%	1.07%	55%
08/31/20	10.76	0.10	(0.92)	(0.82)	(0.14)	(0.29)	(0.43)	9.51	(7.72)	302,120	1.09	0.99	0.97	69
05/31/21(3)	9.51	0.05	6.11	6.16	(0.10)	—	(0.10)	15.57	64.80	501,758	1.06(4)	1.01(4)	0.53(4)	55
05/31/22	15.57	0.12	(0.93)	(0.81)	(0.07)	(1.15)	(1.22)	13.54	(5.49)	523,983	0.79	0.77	0.78	67
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
05/31/24	10.30	0.11	2.14	2.25	(0.21)	(0.24)	(0.45)	12.10	21.92	376,146	0.81	0.79	0.98	107
Stock Index Fund
05/31/20	39.24	0.81	3.86	4.67	(0.87)	(2.77)	(3.64)	40.27	12.45	4,825,190	0.33	0.30	1.91	3
05/31/21	40.27	0.60	15.20	15.80	(0.83)	(2.58)	(3.41)	52.66	39.93	6,035,053	0.32	0.29	1.26	4
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
05/31/24	44.54	0.63	11.61	12.24	(0.62)	(3.10)	(3.72)	53.06	27.70	6,443,182	0.32	0.26	1.28	2
Systematic Core Fund
05/31/20	20.35	0.18	2.68	2.86	(0.24)	(2.40)	(2.64)	20.57	15.08	122,639	0.99	0.85	0.85	98
05/31/21	20.57	0.15	8.62	8.77	(0.17)	(2.56)	(2.73)	26.61	43.72	693,185	0.90	0.68	0.67	20
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
05/31/24	24.34	0.23	6.47	6.70	(0.31)	(0.27)	(0.58)	30.46	27.55	585,327	0.86	0.64	0.85	18
Systematic Growth Fund
05/31/20	19.18	(0.05)	3.93	3.88	—	(2.26)	(2.26)	20.80	21.77	831,006	0.83	0.83	(0.24)	27
05/31/21	20.80	(0.11)	6.96	6.85	—	(2.48)	(2.48)	25.17	33.74	1,001,518	0.82	0.82	(0.45)	28
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
05/31/24	14.17	0.02	5.04	5.06	—	(2.05)	(2.05)	17.18	36.24	973,156	0.83	0.65	0.10	56
Systematic Value Fund
05/31/20	13.93	0.23	(0.52)	(0.29)	(0.39)	(1.46)	(1.85)	11.79	(2.34)	44,233	1.16	0.80	1.64	265
05/31/21	11.79	0.14	3.94	4.08	(0.24)	(2.51)	(2.75)	13.12	36.90	563,185	0.87	0.57	1.39	197
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
05/31/24	11.59	0.23	2.41	2.64	(0.24)	—	(0.24)	13.99	22.85	452,618	0.79	0.49	1.75	75
U.S. Socially Responsible Fund
08/31/19	23.09	0.27	0.72	0.99	(0.34)	(1.71)	(2.05)	22.03	4.46	719,784	0.61	0.56	1.22	36
08/31/20	22.03	0.26	3.15	3.41	(0.33)	(4.20)	(4.53)	20.91	17.06	745,440	0.61	0.60	1.20	14
05/31/21(3)	20.91	0.13	4.74	4.87	(0.25)	(0.68)	(0.93)	24.85	23.38	829,253	0.60(4)	0.60(4)	0.77(4)	18
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
05/31/24	16.75	0.22	4.49	4.71	(0.29)	(1.58)	(1.87)	19.59	28.30	661,433	0.36	0.36	1.20	29

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and Shareholders of each of the funds listed in the table below
Opinions on the Financial Statements
    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
VALIC Company I
Aggressive Growth Lifestyle Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Real Estate Fund
Global Strategy Fund
Government Securities Fund
Growth Fund
High Yield Bond Fund
Inflation Protected Fund
International Equities Index Fund
International Government Bond Fund
International Growth Fund
International Opportunities Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Nasdaq-100 Index Fund
Science & Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
U.S. Socially Responsible Fund

Basis for Opinions
    These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
    We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from a broker, transfer agent, selling or agent bank or portfolio company, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
July 26, 2024
We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

VALIC Company I
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding the VALIC Company I is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2024.
    During the year ended May 31, 2024, the Fund paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Fund	Net Long-Term Capital Gains	Foreign Taxes Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle Fund	$—	$272,334	$3,374,060	27.24%
Asset Allocation Fund	—	—	—	56.52
Capital Appreciation Fund	13,623,860	—	—	100.00
Conservative Growth Lifestyle Fund	—	61,426	725,802	12.18
Core Bond Fund	—	—	—	1.90
Dividend Value Fund	11,692,708	—	—	71.81
Dynamic Allocation Fund	4,803,445	—	—	25.77
Emerging Economies Fund	—	6,382,614	20,579,261	0.17
Global Real Estate Fund	—	—	—	0.04
Global Strategy Fund	—	—	—	—
Government Securities Fund	—	—	—	—
Growth Fund	—	—	—	100.00
High Yield Bond Fund	—	—	—	—
Inflation Protected Fund	—	—	—	—
International Equities Index Fund	—	4,126,945	51,841,536	—
International Government Bond Fund	—	—	—	—
International Growth Fund	—	981,476	765,005	—
International Opportunities Fund	—	1,367,854	7,694,067	—
International Socially Responsible Fund	—	1,139,716	11,239,132	—
International Value Fund	—	1,187,918	16,456,596	3.33
Large Capital Growth Fund	39,936,206	—	—	99.52
Mid Cap Index Fund	115,197,848	—	—	76.33
Mid Cap Strategic Growth Fund	—	—	—	100.00
Mid Cap Value Fund	68,218,718	—	—	62.18
Moderate Growth Lifestyle Fund	—	306,276	3,732,385	19.50
Nasdaq-100 Index Fund	37,081,983	—	—	100.00
Science & Technology Fund	—	—	—	—
Small Cap Growth Fund	—	—	—	—
Small Cap Index Fund	—	—	—	70.42
Small Cap Special Values Fund	6,027,541	—	—	98.56
Small Cap Value Fund	8,979,083	—	—	86.41
Stock Index Fund	355,793,585	—	—	99.13
Systematic Core Fund	5,289,224	—	—	100.00
Systematic Growth Fund	111,024,774	—	—	—
Systematic Value Fund	—	—	—	94.53
U.S. Socially Responsible Fund	54,793,276	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
VALIC COMPANY I CORE BOND FUND (the “FUND”)
Approval of Sub-advisory Agreement
    At a meeting held on January 23-24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”), with respect to the Fund (the “JPMIM Sub-advisory Agreement”).  The Board also approved a sub-advisory agreement between VALIC and JPMIM to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the JPMIM Sub-advisory Agreement, the “JPMIM Sub-advisory Agreements”).
    In connection with the approval of the JPMIM Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the JPMIM Sub-advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by JPMIM; (2) the key personnel of JPMIM who will provide services to the Fund; (3) JPMIM’s compliance policies and procedures; (4) JPMIM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by JPMIM as a result of the JPMIM Sub-advisory Agreements.
    In considering whether to approve the JPMIM Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from JPMIM.  The Board noted that in accordance with Section 15(c) of the 1940 Act, JPMIM furnished the Board with extensive information in connection with the consideration of the JPMIM Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the JPMIM Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by JPMIM.  The Board reviewed information provided by JPMIM relating to its operations and personnel.  The Board also noted that JPMIM’s management of the Fund will be subject to the oversight of VALIC and the Board and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by JPMIM, including a presentation from JPMIM. The Board noted that JPMIM will determine the securities to be purchased or sold on behalf of the Fund for its sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of JPMIM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of JPMIM. The Board also reviewed JPMIM’s brokerage practices. The Board also considered JPMIM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
    The Board concluded that the scope and quality of the services to be provided by JPMIM were expected to be satisfactory and that there was a reasonable basis to conclude that JPMIM would provide a high quality of investment services to the Fund.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by JPMIM for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with JPMIM at arm’s length.  The Board also noted that the sub-advisory fee rate to be payable to JPMIM pursuant to the JPMIM Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to PineBridge pursuant to both the current and amended sub-advisory agreements with PineBridge.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of JPMIM will not result in any change to the management fee paid by the Fund to VALIC.  The Board also reviewed performance information provided by JPMIM related to its similarly managed composites.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the JPMIM Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the JPMIM Sub-Advisory Agreements would be lower than the current sub-advisory fee as a result of the addition of a co-subadviser and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with JPMIM at arm’s length. In considering the anticipated profitability to JPMIM in connection with its relationship to the Fund, the Directors noted that the fees under the JPMIM Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.  The Board also considered that VALIC would be implementing an advisory fee waiver as a way to share some of the savings with shareholders from the lower sub-advisory fees being paid.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of JPMIM from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the JPMIM Sub-Advisory Agreements.
    Economies of Scale. For similar reasons as stated above with respect to JPMIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in JPMIM’s management of the Fund is not a material factor to the approval of the JPMIM Sub-Advisory Agreements.
    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the JPMIM Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the JPMIM Sub-Advisory Agreements were reasonable.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Conclusions. In reaching its decisions to approve the JPMIM Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that JPMIM possesses the capability and resources to perform the duties required under the JPMIM Sub-Advisory Agreements.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I EMERGING ECONOMIES FUND (the “FUND”)
Approval of Sub-advisory Agreement
    At a meeting held on January 23-24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and BlackRock Investment Management, LLC (“BlackRock”), with respect to the Fund (the “BlackRock Sub-advisory Agreement”).  The Board also approved a sub-advisory agreement between VALIC and BlackRock to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the BlackRock Sub-advisory Agreement, the “BlackRock Sub-advisory Agreements”).  The Board additionally approved sub-subadvisory agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “BlackRock Affiliates”) as sub-subadvisers to the Emerging Economies Fund to assist with trading in the United Kingdom and Singapore, respectively.
    In connection with the approval of the BlackRock Sub-advisory Agreements1, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the BlackRock Sub-advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by BlackRock; (2) the key personnel of BlackRock who will provide services to the Fund; (3) BlackRock’s compliance policies and procedures; (4) BlackRock’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by BlackRock as a result of the BlackRock Sub-advisory Agreements.
    In considering whether to approve the BlackRock Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from BlackRock.  The Board noted that in accordance with Section 15(c) of the 1940 Act, BlackRock furnished the Board with extensive information in connection with the consideration of the BlackRock Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the BlackRock Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by BlackRock.  The Board reviewed information provided by BlackRock relating to its operations and personnel.  The Board also noted that BlackRock’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by BlackRock, including a presentation from BlackRock. The Board noted that BlackRock will determine the securities to be purchased or sold on behalf of the Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of BlackRock’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of BlackRock. The Board also reviewed BlackRock’s brokerage practices. The Board also considered BlackRock’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
    The Board concluded that the scope and quality of the services to be provided by BlackRock were expected to be satisfactory and that there was a reasonable basis to conclude that BlackRock would provide a high quality of investment services to the Fund.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by BlackRock for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with BlackRock at arm’s length.  The Board also noted that the sub-advisory fee rate to be payable to BlackRock pursuant to the BlackRock Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to JPMIM pursuant to the current sub-advisory agreement with JPMIM.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of BlackRock will not result in any change to the management fee paid by the Fund to VALIC.  The Board considered that BlackRock does not currently manage any similarly managed accounts.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the BlackRock Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the BlackRock Sub-Advisory Agreements would be lower than the current sub-advisory fee and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with BlackRock at arm’s length. In considering the anticipated profitability to BlackRock in connection with its relationship to the Fund, the Directors noted that the fees under the BlackRock Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.  With respect to the BlackRock Sub-Sub-Advisory Agreements, the Board considered that the sub-subadvisory fees to be paid pursuant to the new agreements will be paid by BlackRock and not by the Adviser or the Fund. The Board determined that the profitability to BlackRock in connection with its relationship with the Fund is therefore not a material factor in its consideration of the Agreements.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of BlackRock from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the BlackRock Sub-Advisory Agreements.
    Economies of Scale. For similar reasons as stated above with respect to BlackRock’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in BlackRock’s management of the Fund is not a material factor to the approval of the BlackRock Sub-Advisory Agreements.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the BlackRock Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the BlackRock Sub-Advisory Agreements were reasonable.
    Conclusions. In reaching its decisions to approve the BlackRock Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that BlackRock possesses the capability and resources to perform the duties required under the BlackRock Sub-Advisory Agreements.
    1 All references to considerations made by the Board with respect to the BlackRock Sub-advisory Agreement also includes considerations with respect to the Sub-subadvisory Agreements with the BlackRock Affiliates except as expressly noted.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I INTERNATIONAL VALUE FUND (the “FUND”)
Approval of Sub-advisory Agreement
    At a meeting held on January 23-24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Columbia Management Investment Advisers, LLC (“Columbia”), with respect to the Fund (the “Columbia Sub-advisory Agreement”) and a new investment sub-advisory agreement between VALIC and Goldman Sachs Asset Management, L.P. (“GSAM”), with respect to the Fund (the “GSAM Sub-advisory agreement”).  The Board also approved a sub-advisory agreement between VALIC and each of Columbia and GSAM to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the Columbia Sub-advisory Agreement, the “Columbia Sub-advisory Agreements” and together with the GSAM Sub-advisory Agreement, the “GSAM Sub-advisory Agreements”).
    In connection with the approval of the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements. Those factors, which were considered separately for each of Columbia and GSAM, included: (1) the nature, extent and quality of the services to be provided to the Fund by each of Columbia and GSAM; (2) the key personnel of Columbia and GSAM who will provide services to the Fund; (3) Columbia’s and GSAM’s compliance policies and procedures; (4) Columbia’s and GSAM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Columbia and GSAM as a result of the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements, respectively.
    In considering whether to approve the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from Columbia and GSAM.  The Board noted that in accordance with Section 15(c) of the 1940 Act, Columbia and GSAM each furnished the Board with extensive information in connection with the consideration of the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Columbia Sub-advisory Agreements and GSAM Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by each of Columbia and GSAM.  The Board reviewed information provided by each of Columbia and GSAM relating to their respective operations and personnel.  The Board also noted that each of Columbia’s and GSAM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by each of Columbia and GSAM, including a presentation from Columbia and GSAM, respectively. The Board noted that each of Columbia and GSAM will determine the securities to be purchased or sold on behalf of the Fund for its respective sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of each of Columbia’s and GSAM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each of Columbia and GSAM. The Board also reviewed each  of Columbia’s and GSAM’s brokerage practices. The Board also considered each of Columbia’s and GSAM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
    The Board concluded that the scope and quality of the services to be provided by each of Columbia and GSAM were expected to be satisfactory and that there was a reasonable basis to conclude that each of Columbia and GSAM would provide a high quality of investment services to the Fund.
    Fees and Expenses; Investment Performance.  The Board received and reviewed information regarding the fees proposed to be charged by each of Columbia and GSAM for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with each of Columbia and GSAM at arm’s length.  The Board also noted that the sub-advisory fee rate to be payable to each of Columbia and GSAM pursuant to the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to Allspring pursuant to the current sub-advisory agreement with Allspring.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of each of Columbia and GSAM will not result in any change to the management fee paid by the Fund to VALIC.  The Board also reviewed performance information provided by each of Columbia and GSAM related to their similarly managed composites.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements would be lower than the current sub-advisory fee as a result of the changes in sub-adviser and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with each of Columbia and GSAM at arm’s length. In considering the anticipated profitability to Columbia and GSAM in connection with its relationship to the Fund, the Directors noted that the fees under the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of each of Columbia and GSAM from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Economies of Scale. For similar reasons as stated above with respect to Columbia’s and GSAM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Columbia’s and GSAM’s management of the Fund is not a material factor to the approval of the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.
    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements were reasonable.
    Conclusions. In reaching its decisions to approve the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of Columbia and GSAM possesses the capability and resources to perform the duties required under the Columbia Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I SMALL CAP GROWTH FUND (the “FUND”)
Approval of Sub-advisory Agreement
    At a meeting held on January 23-24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and T. Rowe Price Associates, Inc. (“JPMIM”), with respect to the Fund (the “T. Rowe Sub-advisory Agreement”).  The Board also approved a sub-advisory agreement between VALIC and T. Rowe to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the T. Rowe Sub-advisory Agreement, the “T. Rowe Sub-advisory Agreements”).
    In considering the approval of the New Sub-Advisory Agreement, the Board considered that T. Rowe currently sub-advises the private placement sleeve of the Fund and that they were being asked to approve the New Sub-Advisory Agreement for the Fund in order to reflect the limited services that T. Rowe is providing to the Fund in only managing the private placement sleeve as well as the lower sub-advisory fee schedule.
    In evaluating the New Sub-Advisory Agreement, the Board, including all the Independent Directors, considered the following factors, among others:
•	The T. Rowe Sub-Advisory Agreement was last renewed by the Board, including all the Independent Directors, at an in-person meeting in August 2023. In connection with that renewal, the Directors reviewed information regarding the nature, extent and quality of services provided by T. Rowe; the investment results of the Fund; the sub-advisory fees paid to T. Rowe; T. Rowe’s costs in managing the Fund; and other benefits received by T. Rowe and its affiliates as a result of their relationship with the Fund.
•	T. Rowe represented to the Board that there will be no changes to the Fund’s portfolio management team under the New Sub-Advisory Agreement.
•	T. Rowe is only providing sub-advisory services to the private placement sleeve of the Fund.
•	The sub-advisory fee rates under the New Sub-Advisory Agreement is lower than under the current T. Rowe Sub-Advisory Agreement.
    Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the New Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Directors based their determination on the total mix of information available to them.

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Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by Corebridge Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.
© Corebridge Financial, Inc. All rights reserved.
VC 23800 (12/2024) J1026108 EE

VALIC Company I
P.O. Box 3206
Houston, TX 77253-3206
J1906AR.19 (12/2023)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EXHIBIT 99.406.CODE OF ETHICS)

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 (EXHIBIT 99.CERT) and 906 (EXHIBIT 99.906.CERT) of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: August 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: August 7, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: August 7, 2024